SEMI-ANNUAL REPORT
================================================================================

                        COLLEGE RETIREMENT EQUITIES FUND


                                 STOCK ACCOUNT

                        FINANCIAL STATEMENTS (UNAUDITED)

                                   INCLUDING

                            STATEMENT OF INVESTMENTS

                                  JUNE 30, 1997

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As  required  by  the  Investment   Company  Act  of  1940,  CREF  provides  its
participants with this semi-annual report of the financial condition and portfolio holdings of the Stock Account. CREF also provides a semi-annual report to participants in the seven other CREF Accounts. Annual reports are also provided each year toward the end of February.

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                                                                            CREF

                        COLLEGE RETIREMENT EQUITIES FUND

                                 STOCK ACCOUNT
                     INDEX TO UNAUDITED FINANCIAL STATEMENTS

                                  JUNE 30, 1997


                                                                         PAGE
                                                                        ------
Statement of Assets and Liabilities...................................     2
Statement of Operations...............................................     3
Statements of Changes in Net Assets...................................     4
Notes to Financial Statements.........................................     5
Statement of Investments..............................................     9

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

                                  JUNE 30, 1997

ASSETS
  Portfolio investments, at cost............................................      $55,269,514,978
  Net unrealized appreciation of portfolio investments......................       40,516,692,277
                                                                                  ---------------
  Portfolio investments, at value...........................................       95,786,207,255
  Cash......................................................................          167,829,046
  Dividends and interest receivable.........................................          153,895,559
  Receivable from securities transactions...................................          633,820,946
  Amounts due from TIAA.....................................................           26,960,582
                                                                                  ---------------
                                                                TOTAL ASSETS       96,768,713,388
                                                                                  ---------------
LIABILITIES
  Deposits for securities loaned--Note 4....................................        3,168,081,168
  Payable for securities transactions.......................................          486,194,019
                                                                                  ---------------
                                                           TOTAL LIABILITIES        3,654,275,187
                                                                                  ---------------
NET ASSETS
  Accumulation Fund.........................................................       77,390,399,815
  Annuity Fund..............................................................       15,724,038,386
                                                                                  ---------------
                                                            TOTAL NET ASSETS      $93,114,438,201
                                                                                  ===============

NUMBER OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6.....................          608,999,196
                                                                                      ===========

NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5 .............................              $127.08
                                                                                          =======


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                       STATEMENT OF OPERATIONS (UNAUDITED)

                         SIX MONTHS ENDED JUNE 30, 1997

INVESTMENT INCOME
Income:
  Dividends................................................................................     $   775,876,208
  Interest.................................................................................          81,597,390
                                                                                                ---------------
                                                                               TOTAL INCOME         857,473,598
                                                                                                ---------------
Expenses--Note 3:
  Investment...............................................................................          37,662,580
  Operating................................................................................          95,336,364
                                                                                                ---------------
                                                                             TOTAL EXPENSES         132,998,944
                                                                                                ---------------
                                                                     INVESTMENT INCOME--NET         724,474,654
                                                                                                ---------------
REALIZED AND UNREALIZED GAIN ON TOTAL
  INVESTMENTS--Note 4
    Net realized gain (loss) on:
      Portfolio investments................................................................       3,360,652,212
      Foreign currency transactions........................................................          (2,385,222)
                                                                                                ---------------
                                                                          Net realized gain       3,358,266,990
                                                                                                ---------------
    Net change in unrealized appreciation on:
      Portfolio investments................................................................       9,051,574,132
      Futures transactions.................................................................           1,858,144
      Translation of assets (other than portfolio investments)
        and liabilities in foreign currencies..............................................             105,473
                                                                                                ---------------
                                                      Net change in unrealized appreciation       9,053,537,749
                                                                                                ---------------
                                      NET REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS      12,411,804,739
                                                                                                ---------------
                                       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $13,136,279,393
                                                                                                ===============


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS          YEAR ENDED
                                                                                 ENDED           DECEMBER 31,
                                                                             JUNE 30, 1997           1996
                                                                             -------------       -------------
                                                                              (UNAUDITED)
FROM OPERATIONS
  Investment income--net................................................      $ 724,474,654     $ 1,364,402,033
  Net realized gain on total investments...............................       3,358,266,990       6,232,549,023
  Net change in unrealized appreciation
    on total investments...............................................       9,053,537,749       5,768,437,860
                                                                             --------------      --------------
                                             NET INCREASE IN NET ASSETS
                                              RESULTING FROM OPERATIONS      13,136,279,393      13,365,388,916
                                                                             --------------      --------------
FROM PARTICIPANT TRANSACTIONS
  Premiums.............................................................       1,231,962,779       2,394,187,360
                                                                             --------------      --------------
  Disbursements and transfers:
    Net transfers to TIAA..............................................         403,568,580         365,944,585
    Net transfers to other CREF Accounts...............................         988,803,658       1,277,299,446
    Annuity payments...................................................         582,826,278       1,105,208,681
    Withdrawals and repurchases........................................         555,790,462         938,057,019
    Death benefits.....................................................          69,260,307          96,905,116
                                                                             --------------      --------------
                                 TOTAL DISBURSEMENTS AND TRANSFERS, NET       2,600,249,285       3,783,414,847
                                                                             --------------      --------------
                                   NET DECREASE IN NET ASSETS RESULTING
                                          FROM PARTICIPANT TRANSACTIONS      (1,368,286,506)     (1,389,227,487)
                                                                            ---------------     ---------------
                                             NET INCREASE IN NET ASSETS      11,767,992,887      11,976,161,429
NET ASSETS
    Beginning of year..................................................      81,346,445,314      69,370,283,885
                                                                            ---------------     ---------------
    End of period......................................................     $93,114,438,201     $81,346,445,314
                                                                            ===============     ===============

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--ORGANIZATION

College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits.

CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios. The accompanying financial statements are those of the Stock Account ("Account"), which invests primarily in equity securities. The seven other investment portfolios of CREF, which are not included in these financial statements, include a Money Market Account, which invests in money market instruments; a Bond Market Account, which invests in a broad range of fixed-income securities; a Social Choice Account, which invests in a diversified portfolio of equity and fixed-income securities while giving special consideration to certain social criteria; a Global Equities Account, which invests in equity securities of foreign and domestic companies; a Growth Account, which invests in a diversified portfolio of equity securities that present opportunities for growth; an Equity Index Account, which invests in a diversified portfolio of equity securities selected to track the overall United States stock market; and an Inflation-Linked Bond Account, which invests primarily in inflation-indexed bonds.

TIAA-CREF Investment Management, Inc. ("Investment Management"), a subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account, which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Foreign investments, bank deposits and forward foreign currency contracts are valued in U.S. dollars, based on the exchange rate at the end of the period. Investments traded in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the exchange rate at the end of the period. The cumulative impact of changes in foreign exchange rates on portfolio investments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio investments held at the end of the period is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and losses arising from the

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

settlement of forward foreign currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets other than portfolio investments and liabilities, changes in foreign exchange rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities in foreign currencies.

SECURITIES LENDING: The Account has a program to lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN: The Account writes (sells) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of the Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

FUTURES CONTRACTS: The Account purchases futures contracts for the purpose of acquiring a position in a security or group of securities which it intends to purchase at a later date, or for cash management purposes to remain highly in-vested in the equity markets while minimizing transaction costs. The Account sells futures contracts for the purpose of offsetting changes in market value while withdrawing from a specific market. A financial futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The contractual amounts under futures contracts reflect the extent of the Account's exposure to off-balance sheet risk. The credit risk to such contracts is limited to the failure of the exchange or board of trade which acts as the counterparty to the Account's futures transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Account enters into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies. When the contract is closed, payment is received or made and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. The Account may also enter into a forward foreign currency contract to offset an existing contract. Forward foreign currency contracts are entered into directly with a counterparty and the Account is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened. There is no daily margin requirement for such contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Account may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Account to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Account may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(CONCLUDED)

FEDERAL INCOME TAXES: CREF is a nonprofit educational organization exempt from federal income taxation under the Internal Revenue Code ("Code"). Accordingly, CREF is not a "Regulated Investment Company" under Subchapter M of the Code and the net investment income and net realized capital gains of CREF's Accounts are not taxable to the organization. Any nonpension related income is subject to federal income taxation as unrelated business income; however, for the periods covered by these financial statements there was no such income.

As a result of recent legislation, CREF will no longer be exempt from federal income tax under Section 501(a) of the Code, beginning January 1, 1998. Management believes that CREF should incur no material federal income tax liability as a result of this change. In that connection, management is reviewing whether any changes in CREF's corporate structure may be necessary or appropriate in order for CREF to minimize any federal income tax consequences. If needed, management intends to implement any such changes, subject to regulatory approval, prior to January 1, 1998.


NOTE 3--MANAGEMENT AGREEMENTS

All services necessary for the operation of CREF's Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.


NOTE 4--INVESTMENTS

At June 30, 1997, the value of securities loaned was $5,250,792,264 and collateral received in connection therewith was comprised of cash of $3,168,081,168, letters of credit of $2,112,485,000 and United States government securities amounting to $181,301,400.

At June 30, 1997, net unrealized appreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

  Gross unrealized appreciation of portfolio investments....... $42,032,849,137
  Gross unrealized depreciation of portfolio investments.......   1,516,156,860
                                                                 --------------
  NET UNREALIZED APPRECIATION OF PORTFOLIO INVESTMENTS......... $40,516,692,277
                                                                 ==============

At June 30, 1997, the Account held 230 open futures contracts in the Standard & Poor's 500 Index with a value of $102,378,750.

Companies in which the Account held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. At June 30, 1997, the total value of investments in affiliated companies was $416,003,014. For the six months ended June 30, 1997, total dividend income and the net realized gains relating to such investments were $3,476,867 and $14,253,925, respectively.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the six months ended June 30, 1997, were as follows:

     Purchases:
       Unaffiliated issuers............................     $8,590,787,709
       Affiliated issuers..............................          9,057,481
                                                             -------------
                                        TOTAL PURCHASES     $8,599,845,190
                                                             =============
     Sales:
       Unaffiliated issuers............................     $9,913,059,155
       Affiliated issuers..............................         69,900,364
                                                             -------------
                                            TOTAL SALES     $9,982,959,519
                                                             =============

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONTINUED)


NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.


                                        SIX MONTHS                FOR THE YEARS ENDED DECEMBER 31,
                                           ENDED            ---------------------------------------------
                                       JUNE 30,1997      1996       1995        1994        1993        1992
                                        ----------      ------     ------      ------      ------      ------
                                        (UNAUDITED)
Per Accumulation Unit Data:
  Investment income....................    $ 1.162      $ 2.114    $ 1.885    $ 1.699      $ 1.606     $ 1.523
  Expenses.............................       .180         .304       .271       .223         .210        .181
                                          --------     --------     ------    -------      -------     -------
  Investment income--net................      .982        1.810      1.614      1.476        1.396       1.342
  Net realized and unrealized
    gain (loss) on investments.........     16.873       15.953     19.984     (1.557)       7.139       2.294
                                          --------     --------     ------    -------      -------     -------
  Net increase (decrease) in
    Accumulation Unit Value............     17.855       17.763     21.598      (.081)       8.535       3.636
Accumulation Unit Value:
  Beginning of year....................    109.223       91.460     69.862     69.943       61.408      57.772
                                          --------     --------     ------    -------      -------     -------
  End of period........................   $127.078     $109.223    $91.460    $69.862      $69.943     $61.408
                                          ========     ========    =======    =======      =======     =======

Total return...........................      16.35%       19.42%     30.92%     (0.12%)      13.90%       6.29%
Ratios to Average Net Assets:
  Expenses.............................       0.16%        0.31%      0.34%      0.32%        0.32%       0.31%
  Investment income--net...............       0.85%        1.82%      2.00%      2.11%        2.14%       2.32%
Portfolio turnover rate................      10.42%       19.57%     16.25%     18.77%       22.93%      16.29%
Thousands of Accumulation Units
  outstanding at end of period.........    608,999      620,498    632,803    637,435      642,528     645,564

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                                          SIX MONTHS ENDED        YEAR ENDED
                                                                            JUNE 30, 1997      DECEMBER 31, 1996
                                                                            -------------      -----------------
                                                                             (UNAUDITED)
Accumulation Units:
  Credited for premiums...................................................     10,669,402           24,089,810
  Cancelled for transfers, disbursements and
    amounts applied to the Annuity Fund...................................    (22,168,541)         (36,394,455)
  Outstanding:
    Beginning of year.....................................................    620,498,335          632,802,980
                                                                              -----------          -----------
    End of period.........................................................    608,999,196          620,498,335
                                                                              ===========          ===========


                        COLLEGE RETIREMENT EQUITIES FUND
               STATEMENT OF INVESTMENTS--STOCK ACCOUNT (UNAUDITED)
                                  JUNE 30, 1997

                               SUMMARY BY INDUSTRY

                                                       VALUE             %
                                                       -----           -----
BONDS
 CORPORATE BONDS
  AUTOMOTIVE & RELATED .....................       $   268,663          0.00%
  BANKS ....................................         2,276,158          0.00
  BROADCASTERS .............................         8,356,550          0.01
  CONGLOMERATES ............................           221,346          0.00
  ENVIRONMENTAL CONTROL ....................         4,655,365          0.01
  FINANCIAL--MISCELLANEOUS .................            50,606          0.00
  INSURANCE--LIFE ..........................            44,625          0.00
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY ....................           340,797          0.00
  LEISURE TIME .............................           562,085          0.00
  METALS--STEEL ............................           107,735          0.00
  OFFICE EQUIPMENT .........................           150,689          0.00
  PETROLEUM--SERVICE .......................         1,690,000          0.00
  RETAIL--GENERAL MERCHANDISE ..............           374,447          0.00
  TRUCKERS & SHIPPING ......................         3,922,063          0.01
  UTILITIES--GAS & PIPELINE ................           213,884          0.00
                                                   -----------          ----
 TOTAL CORPORATE BONDS
   (COST $19,149,585) ......................        23,235,013          0.03
                                                   -----------          ----
 GOVERNMENT BONDS
   U.S. GOVERNMENT BONDS ...................           381,215          0.00
                                                   -----------          ----
 TOTAL GOVERNMENT BONDS
   (COST $381,469) .........................           381,215          0.00
                                                   -----------          ----
TOTAL BONDS
  (COST $19,531,054) .......................        23,616,228          0.03
                                                   -----------          ----
 PREFERRED STOCK
  AUTOMOTIVE & RELATED .....................        24,937,420          0.03
  BANKS ....................................         4,300,362          0.01
  BEVERAGES ................................         1,150,044          0.00
  BUSINESS SERVICES ........................        29,290,706          0.03
  CHEMICALS--MAJOR .........................         4,948,804          0.01
  CHEMICALS--SPECIALTY .....................           116,324          0.00
  COMMUNICATION EQUIPMENT & SERVICES .......         8,593,024          0.01
  CONGLOMERATES ............................           290,962          0.00
  CONSTRUCTION--MATERIALS &
    BUILDERS ...............................           578,047          0.00
  COSMETICS ................................            27,315          0.00
  ELECTRICAL EQUIPMENT--
    COMPONENTS DIVERSIFIED .................           104,477          0.00
  FINANCIAL--MISCELLANEOUS .................            84,862          0.00
  FOODS ....................................           585,046          0.00
  FOREST PRODUCTS ..........................         1,039,340          0.00
  HEALTHCARE--SERVICE ......................        16,321,594          0.02
  INSURANCE--BROKERS & OTHER ...............         3,572,247          0.01
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY ....................           118,664          0.00
  MACHINERY ................................         2,425,913          0.00
  METALS--STEEL ............................         2,619,823          0.00
  PAPER ....................................        89,700,000          0.10
  PETROLEUM--
    EXPLORATION & PRODUCTION ...............           284,622          0.00
  PETROLEUM--INTEGRATED ....................         2,750,136          0.00
  PUBLISHING--NEWSPAPER ....................        11,746,952          0.01
  PUBLISHING--OTHER ........................        10,510,000          0.01
  RETAIL--GENERAL MERCHANDISE ..............           267,601          0.00
  UTILITIES--ELECTRIC ......................        12,492,640          0.01
  UTILITIES--GAS & PIPELINE ................         1,437,909          0.00
  UTILITIES--OTHER .........................           104,543          0.00
  UTILITIES--TELEPHONE .....................        11,190,207          0.01
                                                   -----------          ----
TOTAL PREFERRED STOCK
  (COST $147,085,028) ......................       241,589,584          0.26
                                                   -----------          ----
 COMMON STOCK
  AEROSPACE ................................     1,145,679,755          1.23
  AIR TRANSPORTATION .......................       421,018,791          0.45
  AUTOMOTIVE & RELATED .....................     2,123,125,121          2.28
  BANKS ....................................     8,399,720,655          9.02
  BEVERAGES ................................     2,596,156,165          2.78
  BROADCASTERS .............................       528,780,355          0.57
  BUSINESS SERVICES ........................     1,187,995,823          1.28
  CHEMICALS--MAJOR .........................     1,994,374,189          2.14
  CHEMICALS--SPECIALTY .....................       904,420,578          0.97
  COMMUNICATION EQUIPMENT & SERVICES .......     2,323,405,969          2.50
  COMPUTER SERVICE .........................     2,827,414,165          3.04
  CONGLOMERATES ............................     2,285,875,583          2.45
  CONSTRUCTION--MATERIALS &
    BUILDERS ...............................       908,420,586          0.98
  CONTAINERS ...............................       123,701,075          0.13
  COSMETICS ................................       771,653,381          0.83
  ELECTRICAL EQUIPMENT .....................     3,699,267,268          3.97
  ELECTRICAL EQUIPMENT--
    COMPONENTS DIVERSIFIED .................     2,917,684,052          3.13
  ELECTRICAL EQUIPMENT--
    INSTRUMENTS ............................       456,142,650          0.49
  ENVIRONMENTAL CONTROL ....................       351,568,960          0.38
  FINANCIAL--MISCELLANEOUS .................     3,419,512,757          3.67
  FOODS ....................................     1,788,160,703          1.92
  FOREST PRODUCTS ..........................       443,717,173          0.48
  HEALTHCARE--DRUGS ........................     5,765,933,010          6.19
  HEALTHCARE--HOSPITAL SUPPLY ..............       864,246,510          0.93
  HEALTHCARE--OTHER ........................     1,323,159,685          1.42
  HEALTHCARE--SERVICE ......................     1,348,011,580          1.45
  HOUSEHOLD--CONSUMER ELECTRONICS ..........       187,113,529          0.20
  HOUSEHOLD--DURABLE GOODS .................       436,244,704          0.47
  HOUSEHOLD--PRODUCTS ......................     1,760,425,059          1.89
  INSURANCE--BROKERS & OTHER ...............       228,473,756          0.25
  INSURANCE--LIFE ..........................       596,339,144          0.64
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY ....................     3,090,508,648          3.32
  LEISURE TIME .............................     1,022,855,481          1.10
  MACHINERY ................................     1,561,413,574          1.68
  METALS--ALUMINUM .........................       197,316,554          0.21
  METALS--GOLD .............................       229,175,211          0.25
  METALS--NON-FERROUS ......................       319,679,171          0.34
  METALS--STEEL ............................       350,510,824          0.38
  MISCELLANEOUS MATERIALS &
    COMMODITIES ............................        62,241,510          0.07
  OFFICE EQUIPMENT .........................     3,097,838,745          3.33
  PAPER ....................................       475,026,988          0.51
  PETROLEUM--
    EXPLORATION & PRODUCTION ...............       736,086,337          0.79
  PETROLEUM--INTEGRATED ....................     4,708,255,962          5.06
  PETROLEUM--SERVICE .......................       842,510,606          0.91


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
               STATEMENT OF INVESTMENTS--STOCK ACCOUNT (Unaudited)
                                  JUNE 30, 1997

                               SUMMARY BY INDUSTRY (CONTINUED)




                                                         VALUE           %
                                                        --------        ---

  PHOTOGRAPHY ...............................     $    288,128,739     0.31%
  PROPERTY--REAL ESTATE .....................          487,015,603     0.52
  PUBLISHING--NEWSPAPER .....................          467,817,947     0.50
  PUBLISHING--OTHER .........................          588,803,907     0.63
  RAILROAD ..................................          706,526,614     0.76
  RESTAURANTS & HOTELS ......................          999,993,164     1.07
  RETAIL--FOOD ..............................          582,303,827     0.63
  RETAIL--GENERAL MERCHANDISE ...............        3,216,371,121     3.45
  TEXTILE & APPAREL .........................          471,793,194     0.50
  TOBACCO ...................................        1,436,795,307     1.54
  TRADING COMPANIES .........................          115,759,185     0.12
  TRUCKERS & SHIPPING .......................          242,614,231     0.26
  UTILITIES--ELECTRIC .......................        2,888,300,913     3.10
  UTILITIES--GAS & PIPELINE .................          807,638,520     0.87
  UTILITIES--OTHER ..........................           68,394,390     0.07
  UTILITIES--TELEPHONE ......................        5,230,040,133     5.62
                                                  ----------------     ----
TOTAL COMMON STOCK
  (COST $49,000,290,077) ....................       89,419,459,137    96.03
                                                  ----------------     ----

SHORT TERM INVESTMENTS
  BANK NOTES ................................          197,997,783     0.21
  BANKERS ACCEPTANCES .......................          102,439,872     0.11
  CERTIFICATES OF DEPOSIT ...................          426,786,113     0.46
  COMMERCIAL PAPER ..........................        3,473,140,380     3.73
  MEDIUM TERM NOTES .........................          120,800,820     0.13
  U.S. GOVERNMENT & AGENCIES ................        1,518,389,428     1.63
  VARIABLE RATE NOTES .......................          261,986,478     0.28
                                                  ----------------     ----

TOTAL SHORT TERM INVESTMENTS
  (COST $6,102,608,819) .....................        6,101,540,874     6.55
                                                  ----------------     ----
   ROUNDING .................................                1,432     0.00
                                                  ----------------     ----

TOTAL PORTFOLIO
  (COST $55,269,514,978) ....................       95,786,207,255   102.87
                                                  ----------------   ------
     OTHER ASSETS & LIABILITIES, NET ........       (2,671,769,054)   (2.87)
                                                  ----------------   ------

NET ASSETS ..................................      $93,114,438,201   100.00%
                                                  ================   ======

                       See notes to financial statements

                        COLLEGE RETIREMENT EQUITIES FUND
               STATEMENT OF INVESTMENTS--STOCK ACCOUNT (UNAUDITED)
                                  JUNE 30, 1997

                               SUMMARY BY COUNTRY




                                         VALUE             %
                                     ------------        ------

DOMESTIC:
  UNITED STATES                    $77,244,706,435       80.64%
                                   ---------------      ------
TOTAL DOMESTIC                      77,244,706,435       80.64
                                   ---------------      ------
FOREIGN:
  ARGENTINA                             23,463,502        0.02
  AUSTRALIA                            495,290,774        0.52
  AUSTRIA                                7,829,162        0.01
  BELGIUM                              113,787,486        0.12
  BRAZIL                                38,134,461        0.04
  CANADA                               431,610,674        0.45
  CHILE                                 76,929,348        0.08
  CHINA                                  7,400,077        0.01
  DENMARK                               84,564,247        0.09
  FINLAND                               87,141,305        0.09
  FRANCE                               594,902,845        0.62
  GERMANY                            1,019,443,073        1.07
  HONG KONG                            451,490,131        0.47
  INDONESIA                            134,808,449        0.14
  IRELAND                                6,207,339        0.01
  ITALY                                465,354,689        0.49
  JAPAN                              3,276,140,640        3.42
  KOREA                                 38,831,477        0.04
  LUXEMBOURG                             1,910,000        0.00
  MALAYSIA                             196,298,910        0.20
  MEXICO                                24,972,533        0.03
  MISCELLANEOUS                         59,872,050        0.06
  NETHERLANDS                          820,916,390        0.86
  NEW ZEALAND                          139,861,682        0.15
  NORWAY                                88,147,539        0.09
  PHILIPPINES                            5,464,673        0.01
  PORTUGAL                              30,332,608        0.03
  SINGAPORE                            148,147,905        0.15
  SOUTH AFRICA                          32,595,583        0.03
  SPAIN                                355,232,015        0.37
  SWEDEN                               445,067,485        0.46
  SWITZERLAND                          655,957,362        0.68
  THAILAND                               6,548,339        0.01
  UNITED KINGDOM                     2,075,305,193        2.17
                                   ---------------      ------
TOTAL FOREIGN                       12,439,959,946       12.99
                                   ---------------      ------
TOTAL SHORT TERM                     6,101,540,874        6.37
                                    ==============       =====
TOTAL PORTFOLIO                    $95,786,207,255      100.00%
                                   ===============      ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
               STATEMENT OF INVESTMENTS--STOCK ACCOUNT (UNAUDITED)
                                  JUNE 30, 1997

  PRINCIPAL                                            VALUE
  ---------                                            -----

              BONDS--0.03%
               CORPORATE BONDS--0.03%
                AUTOMOTIVE & RELATED--0.00%
                 DAIMLER BENZ W/WTS
$       314(1)      4.125%,07/05/03 ................$   268,663
                                                    -----------

                BANKS--0.00%
                 DRESDNER BV
        528(1)      5.500%, 04/30/04                    305,514
                 SUMITOMO TRUST & BANKING CV
200,000,000(3)     0.500%, 10/01/07 ...............   1,970,644
                                                    -----------
                                                      2,276,158
                                                    -----------

                BROADCASTERS--0.01%
                 VIACOM INTERNATIONAL, INC
                  (SUBORDINATED DEB)
  8,615,000        8.000%,  07/07/06 ..............   8,356,550
                                                    -----------

                CONGLOMERATES--0.00%
                 BRIERLEY INVESTMENTS LTD CV NOTES
    129,875(6)      9.000%,  06/30/98 .............     117,959
                 MULTI PURPOSE ICULS
    307,000(8)      3.000%,  12/31/02 .............     103,387
                                                    -----------
                                                        221,346
                                                    -----------

                ENVIRONMENTAL CONTROL--0.01%
                 WMX TECHNOLOGIES, INC
                  (SUBORDINATED CV NOTES)
  4,979,000         2.000%,  01/24/05 .............   4,655,365
                                                    -----------
                FINANCIAL--MISCELLANEOUS--0.00%
                 VALUE REALISATION TRUST DEB
     24,621(7)      1.400%,  09/30/06 .............      50,606
                                                    -----------
                INSURANCE--LIFE--0.00%
                 LIBERTY LIFE INTERNATIONAL CV
     35,000         6.500%,  09/30/04 .............      44,625
                                                    -----------
                INSURANCE--MULTI-LINE, PROPERTY &
                 CASUALTY--0.00%
                 AXA S.A. CV
      4,722(2)      4.500%,  01/01/99 .............     312,065
                 CORPORACION MAPFRE CV
        449(2)      8.500%,  02/27/99 .............      28,732
                                                    -----------
                                                        340,797
                                                    -----------
                LEISURE TIME--0.00%
                 SKIS ROSSIGNOL S.A. CV
      1,250(2)      3.000%,  04/01/01 .............     562,085
                                                    -----------
                METALS--STEEL--0.00%
                ~PREUSSAG AG. WTS
        126(1)      5.750%,  05/17/01 .............     107,735
                                                    -----------
                OFFICE EQUIPMENT--0.00%
                 OLIVETTI S.P.A. CV
    255,000(5)      7.500%,  01/01/99                   150,689
                                                    -----------
                PETROLEUM--SERVICE--0.00%
                 KEPPEL FELS
  2,000,000         1.500%,  05/02/01 .............   1,690,000
                                                    -----------
                RETAIL--GENERAL MERCHANDISE--0.00%
                 CASTORAMA DUBOIS INVESTISSEMENT CV
      1,799(2)      3.150%,  01/01/03 .............     374,447
                                                    -----------
                TRUCKERS & SHIPPING--0.01%
                 YAMATO TRANSPORT CV
340,000,000(3)      1.700%,  09/30/02 .............   3,922,063
                                                    -----------
                UTILITIES--GAS & PIPELINE--0.00%
                 LYONNAISE DES EAUX
      1,812(2)      4.000%,  01/01/06 .............     213,884
                                                    -----------
               TOTAL CORPORATE BONDS
                (COST $19,149,585) ................  23,235,013
                                                    -----------
               GOVERNMENT BONDS--0.00%
                U.S. GOVERNMENT BONDS--0.00%
                 U.S. TREASURY BOND
    325,000         11.750%,  02/15/01 ............     381,215
                                                    -----------
               TOTAL GOVERNMENT BONDS
                (COST $381,469) ...................     381,215
                                                    -----------
              TOTAL BONDS
               (COST $19,531,054) .................  23,616,228
                                                    -----------
-----------
(1) DENOMINATED IN GERMAN  DEUTSCHE MARKS
(2) DENOMINATED IN FRENCH FRANCS
(3) DENOMINATED IN JAPANESE YEN
(4) DENOMINATED IN SPANISH PESATA
(5) DENOMINATED IN ITALIAN LIRA
(6) DENOMINATED IN NEW ZEALAND  DOLLARS
(7) DENOMINATED IN BRITIAN POUNDS
(8) DENOMINATED IN MALAYSIAN RINGGETS




   SHARES
   ------

               PREFERRED STOCK--0.26%
                AUTOMOTIVE & RELATED--0.03%
     25,800      PIRELLI PNEUS S.A. ......................         75,727
      2,200      PORSCHE AG. .............................      2,928,955
     39,000      VOLKSWAGENWERKE AG. .....................     21,932,738
                                                               -----------
                                                               24,937,420
                                                              -----------
                BANKS--0.01%
   2,920,000     BANCO ITAU S.A ..........................      1,635,481
       2,900     BANK AUSTRIA AG .........................         93,189
  210,456,03     BRADESCO S.A ............................      2,120,980
           1   ~oCRESTARAN INTERNATIONAL
                  INVESTMENT BV ..........................              0
  12,287,600     UNIBANCO S.A ............................        450,712
                                                             ------------
                                                                4,300,362
                                                             ------------
                BEVERAGES--0.00%
   1,509,924     BRAHMA S.A ..............................      1,150,044
                                                             ------------
                BUSINESS SERVICES--0.03%
     141,000     SAP AG ..................................     29,290,706
                                                             ------------
                CHEMICALS--MAJOR--0.01%
     170,000     COPENE-PETROQUIMICA DO
                  NORDESTE S.A ...........................         63,003
      86,000     HENKEL KGAA .............................      4,885,801
                                                             ------------
                                                                4,948,804
                                                             ------------
                CHEMICALS--SPECIALTY--0.00%

  20,700,000    oFERTILIZANTES FOSFATADOS S.A ............        116,324
                                                             ------------

                       See notes to financial statements.

    SHARES                                                     VALUE
    ------                                                     -----
                COMMUNICATION EQUIPMENT &
                 SERVICES--0.01%
     136,025     AIRTOUCH COMMUNICATIONS, INC CV
                 (CLASS B) ...............................   $  3,876,712
      87,358     AIRTOUCH COMMUNICATIONS, INC CV
                 (CLASS C) ...............................      4,193,184
   8,800,000     ERICSSON TELECOMMUNICATIONS S.A .........        523,128
                                                             ------------
                                                                8,593,024
                                                             ------------
                CONGLOMERATES--0.00%
     175,000     CONFAB INDUSTRIAL S.A ...................        290,962
                                                             ------------
                CONSTRUCTION--MATERIALS &
                 BUILDERS--0.00%
     521,000     CIM ITAU S.A ............................        179,059
   2,900,000     DURATEX S.A .............................        153,511
         679     DYCKERHOFF ZEMENTWERKE AG ...............        245,477
                                                             ------------
                                                                  578,047
                                                             ------------
                COSMETICS--0.00%
          40     WELLA GROUP AG ..........................         27,315
                                                             ------------
                ELECTRICAL EQUIPMENT--
                 COMPONENTS DIVERSIFIED--0.00%
     152,000    oWEG S.A .................................        104,477
                                                             ------------
                FINANCIAL--MISCELLANEOUS--0.00%
       3,100     PHOENIX DUFF & PHELPS CORP ..............         84,862
                                                             ------------
                FOODS--0.00%
   8,000,000     CEVAL ALIMENTOS .........................         93,628
  114,361,44     PERDIGAO S.A. COMERCIO E INDUSTRIA ......        270,872
     212,000     SADIA CONCORDIA S.A .....................        220,546
                                                             ------------
                                                                  585,046
                                                             ------------
                FOREST PRODUCTS--0.00%
     248,666     ARACRUZ CELULOSE S.A ....................        503,522
     253,750     KLABIN FABRICADORA S.A ..................        247,480
       1,670     KONINKLIJKE NV ..........................          7,594
   9,300,000     VOTORANTIM CELULOSE E PAPEL S.A .........        280,744
                                                             ------------
                                                                1,039,340
                                                             ------------
                HEALTHCARE--SERVICE--0.02%
     109,372     AETNA, INC 6.25% (CLASS C) ..............     10,253,625
     837,300    oFRESENIUS MEDICAL CARE (CLASS D) ........         48,144
     113,500    oMEDIQ, INC SERIES A .....................        993,125
     187,040     PACIFICARE HEALTH SYSTEMS CV
                  SERIES A ...............................      5,026,700
                                                             ------------
                                                               16,321,594
                                                             ------------
                INSURANCE--BROKERS & OTHER--0.01%
      15,000    oMARSCHOLLER LAUTENSCHLAEGER
                  UND PARTNER A.G ........................      3,572,247
                                                             ------------
                INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--0.00%
      23,604     INTERNATIONALE NEDERLANDEN
                  GROEP NV ...............................        118,664
                                                             ------------
                MACHINERY--0.00%
   1,100,000     BELGO MINEIRA S.A .......................         78,673
       8,000     KSB AG ..................................      1,974,061
         900    oMAN AG. (NON-VTG) .......................        228,279
      20,000     PIRELLI CABOS S.A .......................        144,900
                                                             ------------
                                                                2,425,913
                                                             ------------
                METALS--STEEL--0.00%
   1,600,000     MET GERDAU S.A ..........................         77,280
      51,100     USINAS SIDERGIACAS DE MINAS GERAIS ......        569,096
      89,232     VALE DO RIO DOCE CIA ....................      1,973,447
                                                             ------------
                                                                2,619,823
                                                             ------------
                PAPER--0.10%
   2,600,000     JAMES RIVER CORP OF VIRGINIA
                 SERIES P ................................     89,700,000
                                                             ------------
                PETROLEUM--EXPLORATION &
                 PRODUCTION--0.00%
  17,500,000     IPIRANGA S.A ............................        284,622
                                                             ------------
                PETROLEUM--INTEGRATED--0.00%
   9,902,000     PETROBRAS S.A ...........................      2,750,136
                                                             ------------
                PUBLISHING--NEWSPAPER--0.01%
   2,978,287     NEWS CORP LTD ...........................     11,647,556
      36,150     RURAL PRESS LTD .........................         99,396
                                                             ------------
                                                               11,746,952
                                                             ------------
                PUBLISHING--OTHER--0.01%
     210,200     HARCOURT GENERAL, INC SERIES A ..........     10,510,000
                                                             ------------
                RETAIL--GENERAL MERCHANDISE--0.00%
   4,500,000    oLOJAS AMERICANAS S.A ....................         61,025
   6,400,000     LOJAS ARAPUA S.A ........................        104,031
   2,000,000     LOJAS RENNER S.A ........................        102,545
                                                             ------------
                                                                  267,601
                                                             ------------
                UTILITIES--ELECTRIC--0.01%
      27,304     CIA PAULISTA DE FORCA & LUZ .............          4,539
   2,455,893     ELECTROBRAS S.A. SERIES B ...............      1,464,502
     316,470    oRHEIN-WESTFALEN ELECTRIC AG .............     11,023,599
                                                             ------------
                                                               12,492,640
                                                             ------------
                UTILITIES--GAS & PIPELINE--0.00%
  27,792,697     CEMIG S.A ...............................      1,437,909
                                                             ------------
                UTILITIES--OTHER--0.00%
      59,400     HYDER PLC ...............................        104,543
                                                             ------------
                UTILITIES--TELEPHONE--0.01%
  72,590,224     TELEBRAS S.A ............................     11,010,572
     507,181     TELESP S.A ..............................        165,589
      43,454    oTELESP S.A. NEW .........................         14,046
                                                             ------------
                                                               11,190,207
                                                             ------------
               TOTAL PREFERRED STOCK
                 (COST $147,085,028) .....................    241,589,584
                                                             ------------
               COMMON STOCK--96.03%
                AEROSPACE--1.23%
     149,550     AAR CORP ................................      4,832,334
     169,025    oALLIANT TECHSYSTEMS, INC ................      9,296,375
     155,000    oASIA AIR SURVEY CO LTD ..................      1,422,272
     213,988    oAVIALL, INC NEW .........................      2,995,832
   7,124,614     BOEING CO ...............................    378,049,830
   1,389,908     BRITISH AEROSPACE PLC ...................     30,916,237
       7,134     oBRITISH AEROSPACE PLC WTS 11/15/00 .....         95,578
      36,400     COBHAM GROUP PLC ........................        436,179
     593,400     EG & G, INC .............................     13,351,500
       6,800    oFABBRICA ITALIANA APPARECCHIATURE .......         15,513
     281,900     GENERAL DYNAMICS CORP ...................     21,142,500
   1,702,740     GENERAL MOTORS CORP (CLASS H) ...........     98,333,235
     295,900    oHEXCEL CORP .............................      5,104,275
     401,600     KAMAN CORP (CLASS A) ....................      6,174,600
   1,753,731     LOCKHEED MARTIN CORP ....................    181,620,766
   1,651,000     MCDONNELL DOUGLAS CORP ..................    113,093,500
     550,600     NORTHROP GRUMMAN CORP ...................     48,349,562
     319,000    oOEA, INC ................................     12,600,500
     322,900    oORBITAL SCIENCES CORP ...................      5,126,037
     188,050     PRECISION CAST PARTS CORP ...............     11,212,481
      46,080     PRIMEX TECHNOLOGIES, INC ................        984,960
   2,772,640     RAYTHEON CO .............................    141,404,640

                       See notes to financial statements.

      SHARES                                                     VALUE
      ------                                                     -----
                AEROSPACE--(CONTINUED)
     112,500    oROHR, INC ...............................    $ 2,467,912
  10,526,989     ROLLS ROYCE LTD .........................     40,208,555
       1,400    oSAGEM S.A ...............................        711,804
     126,800     SMITHS INDUSTRIES PLC ...................      1,623,900
     100,300    oSPAR AEROSPACE LTD ......................        930,588
      65,400    oTECH-SYM CORP ...........................      2,182,725
      60,616    oTHOMSON-CSF .............................      1,563,153
     221,700    oWHITTAKER CORP ..........................      2,466,412
     258,000    oWYMAN-GORDON CO .........................      6,966,000
                                                            -------------
                                                            1,145,679,755
                                                            -------------

                AIR TRANSPORTATION--0.45%
     206,000    oAIR CANADA, INC .........................      1,388,663
     136,062     AIR EXPRESS INTERNATIONAL CORP ..........      5,408,464
     388,000     AIR NEW ZEALAND LTD (CLASS B) ...........      1,183,438
     224,900     AIRBORNE FREIGHT CORP ...................      9,417,687
     372,100    oALASKA AIR GROUP, INC ...................      9,535,062
       1,300     ALL NIPPON AIRWAYS CO LTD ...............          8,350
     519,100    oAMERICA WEST HOLDINGS CORP
                  (CLASS B) ..............................      7,526,950
     921,300    oAMR CORP ................................     85,220,250
     226,998     ASA HOLDINGS, INC .......................      6,497,817
      87,500    oATLAS AIR, INC ..........................      3,018,750
       1,100    oAUSTRIAN AIRLINES/OEST LUFTV AG .........        177,635
     256,300    oBE AEROSPACE, INC .......................      8,105,487
   3,344,847     BRITISH AIRWAYS PLC .....................     38,104,943
         200    oCANADIAN AIRLINES CORP ..................            333
       4,000    oCANADIAN AIRLINES CORP WTS 04/22/99 .....             57
   1,185,000     CATHAY PACIFIC AIRWAYS LTD ..............      2,454,947
     102,850     CIRCLE INTERNATIONAL GROUP, INC .........      2,712,668
     338,200     COMAIR HOLDINGS, INC ....................      9,363,912
     241,500    oCONTINENTAL AIRLINES, INC (CLASS B) .....      8,437,406
     543,943     DELTA AIRLINES, INC .....................     44,603,326
      78,400     EXPEDITORS INTERNATIONAL OF
                  WASHINGTON .............................      2,224,600
     717,300    oFEDERAL EXPRESS CORP ....................     41,424,075
   2,086,721    oJAPAN AIRLINES CO LTD ...................      9,500,880
      22,983    oKLM (ROYAL DUTCH AIRLINES) NV ...........        709,677
     138,887    oKOREAN AIR LINES CO .....................      2,611,658
     673,990     LUFTHANSA AG ............................     12,937,541
     286,000    oMALAYSIAN AIRLINE SYSTEM BERHAD .........        713,867
     110,400    oMALAYSIAN HELICOPTER SERVICES
                  BERHAD .................................         97,540
      22,080    oMALAYSIAN HELICOPTER WTS 06/11/00 .......          8,223
     546,400    oMESA AIR GROUP, INC .....................      2,936,900
     432,800    oNORTHWEST AIRLINES CORP (CLASS A) .......     15,743,100
   1,102,774     QUANTAS AIRWAYS LTD .....................      2,561,214
         850    oSAIR GROUP ..............................        953,837
      18,488     SAS DANMARK AS ..........................        216,089
     428,000    oSINGAPORE INTERNATIONAL
                  AIRLINES LTD (FR) ......................      3,831,587
         200     SKYWEST, INC ............................          3,125
     940,700     SOUTHWEST AIRLINES CO ...................     24,340,612
     564,820    oUAL CORP NEW ............................     40,419,931
     436,900    oUS AIRWAYS GROUP, INC ...................     15,291,500
     192,100    oVALUJET, INC ............................      1,326,690
                                                            -------------
                                                              421,018,791
                                                            -------------
                AUTOMOTIVE & RELATED--2.28%
     352,300    oALLEN TELECOM, INC ......................      7,310,225
     274,700    oAMERICREDIT CORP ........................      5,768,700
     451,700     APOGEE ENTERPRISES, INC .................      9,711,550
     127,200     ARVIN INDUSTRIES, INC ...................      3,466,200
     776,474    oAUTOLIV, INC ............................     30,379,545
      56,000     BANDAG, INC .............................      2,744,000
     199,100     BANDAG, INC (CLASS A) ...................      9,693,681
       2,000     BAYERISCHE MOTOREN WERKE AG .............      1,656,145
   3,468,248     BBA GROUP PLC ...........................     20,491,328
       2,600     BEKAERT S.A .............................      1,762,839
     133,100     BORG-WARNER AUTOMOTIVE, INC .............      7,195,718
     200,600     BREED TECHNOLOGIES, INC .................      4,613,800
      78,500     BREMBO S.P.A ............................        840,075
     975,100     BRIDGESTONE CORP ........................     22,666,921
   4,933,158     CHRYSLER CORP ...........................    161,869,246
      43,143     CIA INTERAMERICA DE AUTOMO
                  (RENAULT) ..............................        185,533
     286,980     CONTINENTAL AG ..........................      7,130,856
     627,800     COOPER TIRE & RUBBER CO .................     13,811,600
     315,200     CUMMINS ENGINE CO, INC ..................     22,241,300
      87,000     CYCLE & CARRIAGE LTD ....................        900,546
     993,360     DAIMLER BENZ AG .........................     80,661,311
   1,168,780     DANA CORP ...............................     44,413,640
     192,700     DANAHER CORP ............................      9,791,568
     917,337     DENSO CORP ..............................     21,965,506
      39,200    oDETROIT DIESEL CORP .....................        938,350
   4,200,000    oDIVERSIFIED RESOURCES BERHAD ............      8,902,546
     305,900     DONALDSON CO, INC .......................     11,624,200
     630,234     EATON CORP ..............................     55,027,306
     484,200     ECHLIN, INC .............................     17,431,200
      90,000     EDARAN OTOMOBIL NASIONAL BERHAD .........        766,641
     165,000     EXEDY CORP ..............................      2,105,225
     226,800     EXIDE CORP ..............................      4,975,425
       7,500     FABRICA DE AUTOMOVILES RENAULT S.A ......        158,076
     328,100     FEDERAL-MOGUL CORP ......................     11,483,500
   6,343,995    oFIAT S.P.A ..............................     22,829,246
     833,334    oFIAT S.P.A. (PRIV) ......................      1,538,601
     369,998    oFIAT S.P.A. DI RISP .....................        695,100
      76,200    oFOAMEX INTERNATIONAL, INC ...............      1,000,125
   9,827,748     FORD MOTOR CO ...........................    370,997,487
     386,535     GENCORP, INC ............................      8,938,621
   6,202,876     GENERAL MOTORS CORP .....................    345,422,657
   1,213,200     GENUINE PARTS CO ........................     41,097,150
     149,334     GKN PLC .................................      2,571,110
   1,757,752     GOODYEAR TIRE & RUBBER CO ...............    111,287,673
     393,725     GRACO, INC ..............................     11,860,965
     954,200     HARLEY DAVIDSON, INC ....................     45,741,962
      72,720    oHAYES WHEELS INTERNATIONAL, INC..........      2,308,860
   1,391,000     HONDA MOTOR CO LTD ......................     41,938,024
      80,500     INTERMET CORP ...........................      1,293,031
     103,800    oKIRBY CORP ..............................      1,894,350
      52,920     LAIRD GROUP PLC .........................        307,821
   1,586,900    oLEAR CORP ...............................     70,418,687
     756,000     LEX SERVICE GROUP LTD ...................      4,737,163
     381,814     LUCASVARITY PLC .........................      1,321,742
      43,000    oMCCARTHY RETAIL LTD .....................        123,250
       2,356    oMICHELIN B ..............................        130,420
     343,469     MICHELIN S.A. (CLASS B) .................     20,645,613
     346,300     MODINE MANUFACTURING CO .................     10,302,425
     683,700    oNAVISTAR INTERNATIONAL CORP .............     11,793,825
     149,360     NGK INSULATORS LTD ......................      1,644,623
   3,768,000     NISSAN MOTOR CO LTD .....................     29,273,482
     206,500     PACCAR, INC .............................      9,589,343
       7,922     PENDRAGON PLC ...........................         47,266
     661,000     PERUSAHAAN OTOMOBIL NASIONAL
                  BERHAD .................................      3,090,257
      21,634    oPEUGEOT S.A .............................      2,093,021
     227,000    oPININFARINA SPA .........................      3,770,697
   2,744,999     PIRELLI S.P.A ...........................      6,795,190
     290,300     POLARIS INDUSTRIES, INC .................      9,452,893
      37,000    oRENTERS CHOICE, INC .....................        735,375
     226,600    oSAFESKIN CORP ...........................      6,670,537

                       See notes to financial statements.

     SHARES                                                      VALUE
     ------                                                      -----
                AUTOMOTIVE & RELATED--(CONTINUED)
     630,437     SAFETY-KLEEN CORP .......................    $10,638,624
      50,000     SCANIA AB SERIES A ......................      1,519,580
      50,000     SCANIA AB SERIES B ......................      1,526,046
     403,375     SIMPSON INDUSTRIES, INC .................      4,285,859
   1,200,000     SINGAPORE TECH AUTOMOTIVE-(FR) ..........      3,004,618
      83,600     SMITH (A.O.) CORP .......................      2,973,025
     387,600     SNAP-ON, INC ............................     15,261,750
     476,050     SPARTAN MOTORS, INC .....................      3,689,387
      12,000     SPX CORP ................................        777,750
      55,600     STANDARD MOTOR
                  PRODUCTS, INC (CLASS A) ................        764,500
      73,943     STANDARD PRODUCTS CO ....................      1,867,060
     116,700     SUPERIOR INDUSTRIES
                  INTERNATIONAL, INC .....................      3,092,550
     237,653     T & N PLC ...............................        569,557
     275,000     TAN CHONG MOTOR HOLDINGS BERHAD .........        518,621
     385,050    oTBC CORP ................................      3,224,793
     730,500     THAI ENGINE MANUFACTURING FR ............      4,737,514
     107,900    oTOWER AUTOMOTIVE, INC ...................      4,639,700
   5,346,477     TOYOTA MOTOR CORP .......................    157,923,275
     122,000     TRANSPRO, INC ...........................      1,059,875
     102,000    oUMW HOLDINGS BERHAD .....................        480,903
     125,223     VALEO S.A ...............................      7,785,124
      72,940     VOLKSWAGEN AG ...........................     55,962,787
     143,000     VOLVO AB SERIES A .......................      3,846,672
     627,380     VOLVO AB SERIES B FREE ..................     16,795,264
     256,050     WABASH NATIONAL CORP ....................      7,137,393
                                                            -------------
                                                            2,123,125,121
                                                            -------------
                BANKS--9.02%
     567,700     ABBEY NATIONAL PLC ......................      7,747,549
   2,375,240     ABN-AMRO HOLDINGS NV ....................     44,369,786
     284,207     ALLIED IRISH BANK .......................      2,173,461
     165,326     AMALGAMATED BANKS OF SOUTH AFRICA .......      1,186,498
     158,000    oAMMB HOLDINGS BERHAD ....................        982,806
     620,337     AMSOUTH BANCORP .........................     23,456,492
     132,150     ANCHOR BANCORP WISCONSIN, INC ...........      6,442,312
     143,000     ARGENTARIA S.A ..........................      8,021,120
   2,513,540     ASAHI BANK LTD ..........................     21,416,680
     750,000     ASHIKAGA BANK LTD .......................      2,752,785
       9,000     ASSA ABLOY AB SERIES B ..................        183,901
      90,800     ASSOCIATED BANC-CORP ....................      3,586,600
     875,808     AUSTRALIAN & NEW ZEALAND
                  BANKING GROUP LTD ......................      6,495,938
   6,758,803     BANC ONE CORP ...........................    327,379,520
   2,043,500     BANCA COMMERCIALE ITALIANA S.P.A ........      4,229,554
   1,500,000     BANCA POPOLARE DI MILANO ................      8,983,170
     340,000     BANCO AMBROSIANO VENETO S.P.A ...........        979,608
     407,987     BANCO BILBAO VIZCAYA S.A. (REGD) ........     33,203,626
      72,973     BANCO CENTRALE
                 HISPANOAMERICANO S.A ....................      2,674,213
      38,600     BANCO DE A. EDWARDS S.P.A. ADR ..........        805,775
     197,448    oBANCO DE GALICIA BUENOS
                  AIRES S.A. SERIES A ....................      1,313,160
       4,000    oBANCO DE GALICIA Y BUENOS AIRES ADR .....        105,500
      41,000     BANCO DE SANTIAGO ADR ...................      1,045,500
      50,000     BANCO DE VALENCIA S.A. (REGD) ...........      1,053,845
     102,665    oBANCO ESPANOL DE CREDITO S.A ............      1,036,558
     110,523    oBANCO FRANCES DEL RIO DE LA
                  PLATA S.A ..............................      1,197,083
      55,000     BANCO INTERCONTINENTAL
                 ESPANOLA S.A ............................      9,722,570
      60,800     BANCO LATINO AMERICANO DE
                  EXPORTACIONES S.A. (CLASS E) ...........      2,622,000
      10,625     BANCO POPULAR ESPANOLA S.A. (REGD) ......      2,607,841
   1,188,042     BANCO SANTANDER S.A .....................     36,671,838
      26,580     BANK AUSTRIA AG .........................      1,474,129
   9,630,664    oBANK INTERNATIONAL INDONESIA (FR) .......      8,312,226
     529,192     BANK OF EAST ASIA LTD ...................      2,206,300
     312,100     BANK OF MONTREAL ........................     12,193,530
   2,964,836     BANK OF NEW YORK CO, INC ................    128,970,366
     307,396     BANK OF NOVA SCOTIA .....................     13,480,330
       7,000     BANK OF OKINAWA LTD .....................        214,105
      35,648     BANK OF SCOTLAND ........................        227,823
   6,208,605     BANK OF TOKYO MITSUBISHI LTD ............    124,791,097
     758,586     BANK OF YOKOHAMA LTD ....................      4,275,887
   9,312,814     BANKAMERICA CORP ........................    601,258,553
   1,834,800     BANKBOSTON CORP .........................    132,220,275
   1,319,174     BANKERS TRUST NEW YORK CORP .............    114,768,138
     200,715     BANQIE DE PARIBAS S.A ...................     13,880,159
      73,777     BANQUE NATIONALE DE PARIS ...............      3,043,573
   1,088,199     BARCLAYS PLC ............................     21,588,187
   3,445,858     BARNETT BANKS, INC ......................    180,907,545
     293,480     BAYERISCHE HYPOTHEKEN-UND
                  WECHSEL-BANK ...........................      8,782,840
     522,010     BAYERISCHE VEREINSBANK AG ...............     21,358,488
   1,142,953     BB&T CORPORATION ........................     51,432,885
     420,000    oBHW HOLDING AG ..........................      7,110,063
     154,020    oCALIFORNIA FEDERAL BANK
                  GOODWILL CERT ..........................      2,387,310
     784,101     CANADIAN IMPERIAL BANK OF COMMERCE ......     19,778,720
     165,921     CAPITAL ONE FINANCIAL CORP ..............      6,263,517
     140,900     CCB FINANCIAL CORP ......................     10,303,312
     456,725     CENTRAL FIDELITY BANKS, INC .............     16,213,737
      21,700     CENTURA BANKS, INC ......................        995,487
     563,429     CHARTER ONE FINANCIAL, INC ..............     30,354,737
   4,568,275     CHASE MANHATTAN CORP NEW ................    443,408,192
     890,045     CHIBA BANK LTD ..........................      5,304,666
      90,500     CITFED BANCORP, INC .....................      3,506,875
   5,280,683     CITICORP CO .............................    636,652,344
     255,400     CITY NATIONAL CORP ......................      6,145,562
      23,000     COLONIAL BANCGROUP, INC .................        557,750
   1,267,858     COMERICA, INC ...........................     86,214,344
   5,908,000     COMMERCE ASSET HOLDINGS BERHAD ..........     15,565,866
     267,600    oCOMMERCE ASSET HOLDINGS RTS .............          9,542
     217,500    oCOMMERCE ASSET RTS ......................         33,607
     198,447     COMMERCE BANCORP, INC ...................      7,689,821
      51,336     COMMERCE BANCSHARES, INC ................      2,322,954
     214,000     COMMERZBANK AG ..........................      6,066,565
     218,589     COMMONWEALTH BANK OF
                  AUSTRALIA LTD ..........................      2,620,270
      50,600     COMMUNITY FIRST BANKSHARES, INC .........      1,941,775
   1,251,740     COMPAGNIE DE SUEZ S.A ...................      3,080,850
     690,400     COMPASS BANCSHARES, INC .................     23,214,700
   2,442,398     CORESTATES FINANCIAL CORP ...............    131,278,892
     115,401     CREDIT COMMERCIAL DE FRANCE S.A .........      4,894,378
      13,150     CREDIT COMMUNAL HOLDINGS DEXIA ..........      1,413,741
       8,506     CREDIT NATIONAL S.A .....................        483,760
     242,956     CREDIT SUISSE GROUP (REGD) ..............     31,246,480
       6,500     CREDITANSTALT-BANKVEREIN (VORZUG) .......        261,355
      11,000     CREDITANSTALT-BAVKVEREIN (STAMM) ........        642,358
   5,594,000     CREDITO ITALIANO S.P.A ..................     10,229,635
   1,061,109     CRESTAR FINANCIAL CORP ..................     41,250,612
     337,400     CULLEN FROST BANKERS, INC ...............     14,297,325
         199     DAI-ICHI KANGO BANK LTD .................          2,712
   1,000,000    oDAO HENG BANK GROUP LTD .................      5,472,864
      37,300     DAUPHIN DEPOSIT CORP ....................      1,662,181
      89,289     DEN DANSKE BANK AF 1871 .................      8,699,056
      88,200     DEPOSIT GUARANTY CORP ...................      2,778,300
     840,700     DEUTSCHE BANK AG ........................     49,160,625

                       See notes to financial statements.

    SHARES                                                       VALUE
    ------                                                       -----
                BANKS--(CONTINUED)
     256,250     DEVELOPMENT BANK OF
                  SINGAPORE LTD (FR) .....................    $ 3,225,977
     709,700     DIME BANCORP, INC .......................     12,419,750
     825,240     DRESDNER BANK AG ........................     28,556,156
      10,032    oDRESDNER FIN WTS 04/30/02 ...............         91,822
     525,175     FIFTH THIRD BANCORP .....................     43,097,173
     257,800     FIRST AMERICAN CORP .....................      9,893,075
   1,112,738     FIRST BANK SYSTEM, INC ..................     95,000,006
   3,314,513     FIRST CHICAGO NBD CORP ..................    200,528,036
     468,259     FIRST COMMERCE CORP .....................     20,603,396
      32,300     FIRST COMMERCIAL CORP ...................      1,328,337
     195,700     FIRST HAWAIIAN, INC .....................      6,678,262
     189,500     FIRST MIDWEST BANCORP, INC ..............      6,004,781
     145,000     FIRST NATIONAL BANK HOLDINGS LTD ........      1,246,831
     578,634     FIRST OF AMERICA BANK CORP ..............     26,472,505
   1,280,212     FIRST SECURITY CORP .....................     34,965,790
     872,700     FIRST TENNESSEE NATIONAL CORP ...........     41,889,600
   2,849,196     FIRST UNION CORP ........................    263,550,630
     430,650     FIRST VIRGINIA BANKS, INC ...............     25,973,578
   1,158,500     FIRSTAR CORP ............................     35,334,250
     234,300     FIRSTMERIT CORP .........................     11,246,400
   5,074,840     FLEET FINANCIAL GROUP, INC ..............    320,983,630
     137,700     FORT WAYNE NATIONAL CORP ................      6,471,900
   3,086,882     FUJI BANK LTD ...........................     46,399,170
         922    oGENERALE DE BANQUE S.A. NPV
                  STRIP VVPR .............................            410
      24,251     GENERALE DE BANQUE S.A ..................      9,342,736
      44,600     GREENPOINT FINANCIAL CORP ...............      2,968,687
      45,000    oGRUPO FINANCIERO BANAMEX
                  ACCIVAL S.A. DE CV SERIES B ............        115,406
     159,506    oGRUPO FINANCIERO BANAMEX
                  ACCIVAL S.A. DE CV SERIES L ............        376,983
     312,000    oGRUPO FINANCIERO BANCOMER S.A.
                  SERIES B ...............................        149,832
     814,000     GUNMA BANK LTD ..........................      7,326,952
     795,719     HANG SENG BANK LTD ......................     11,349,346
     568,904     HIBERNIA CORP (CLASS A) .................      7,929,099
     167,800     HIGO FAMILY BANK LTD ....................      1,105,668
     147,000    oHOKKAIDO BANK LTD .......................        193,979
     730,205     HOKURIKU BANK LTD .......................      2,507,835
     209,120     HOUSING & COMMERCIAL BANK ...............      3,484,942
     725,337     HSBC HOLDINGS PLC .......................     21,487,774
   4,391,310     HSBC HOLDINGS PLC (HONG KONG) ...........    132,068,388
   1,596,926     HSBC HOLDINGS LTD (UNITED KINGDOM) ......     49,128,766
       9,300     HUBCO, INC ..............................        269,700
   1,076,535     HUNTINGTON BANCSHARES, INC ..............     31,623,215
     613,711    oIMPERIAL BANCORP ........................     17,720,905
     415,500    oIMPERIAL CREDIT INDUSTRIES, INC .........      8,543,718
   2,702,160     INDUSTRIAL BANK OF JAPAN LTD ............     42,033,233
   1,069,000     INSTITUTO BANCARIO SAN PAOLO
                  DI TURINO ..............................      7,788,007
      14,900     INVESTEC GROUP LIMITED ..................        596,263
   1,375,000     ISTITUTO MOBILIARE ITALIANO S.P.A .......     12,370,050
   1,356,305     JOYO BANK ...............................      7,502,790
   2,733,819     KEYCORP .................................    152,752,136
     371,052     KOOKMIN BANK ............................      5,306,117
      21,420     KREDIETBANK NV ..........................      8,639,371
  11,156,649     LLOYDS TSB GROUP PLC ....................    114,378,947
     455,500     LONG ISLAND BANCORP, INC ................     16,540,343
     635,800     MAGNA GROUP, INC ........................     22,094,050
     448,500     MALAYAN BANKING BERHAD ..................      4,708,900
   1,725,000    oMALAYSIAN INDUSTRIAL DEVELOPMENT
                  FINANCE ................................      2,378,370
     658,920     MARSHALL & ILSLEY CORP ..................     26,768,625
     373,800    oMEDIOBANCA S.P.A ........................      2,268,278
   2,601,736     MELLON BANK CORP ........................    117,403,337
     563,325     MERCANTILE BANCORP, INC .................     34,221,993
     177,493     MERCANTILE BANKSHARES CORP ..............      7,099,720
     464,665     MERITA LTD ..............................      1,547,627
       8,800     MICHINOKU BANK LTD ......................         55,447
   1,891,200     MITSUBISHI TRUST & BANKING CORP .........     29,914,226
   1,291,700     MITSUI TRUST & BANKING CO LTD ...........      9,764,263
   1,653,143     MORGAN (J.P.) & CO, INC .................    172,546,800
   4,191,146     NATIONAL AUSTRALIA BANK LTD .............     59,565,924
     112,200     NATIONAL BANK OF CANADA .................      1,406,973
   1,306,248     NATIONAL CITY CORP ......................     68,578,020
      22,200     NATIONAL COMMERCE BANCORP ...............        488,400
   1,300,000     NATIONAL WESTMINSTER BANK PLC ...........     17,470,989
   7,622,068     NATIONSBANK CORP ........................    491,623,386
      75,472     NEDCOR LTD ..............................      1,672,349
      51,000     NORDBANKEN AB ...........................      1,721,458
     784,600     NORTH FORK BANCORP, INC .................     16,770,825
   1,794,200     NORTHERN TRUST CORP .....................     86,794,425
   2,735,418     NORWEST CORP ............................    153,867,262
     462,551     OLD KENT FINANCIAL CORP .................     24,977,754
      71,400     ONBANCORP, INC ..........................      3,641,400
      14,300     ONE VALLEY BANCORP, INC .................        600,600
   2,340,384     OVERSEAS-CHINESE BANKING
                  CORP LTD (FR) ..........................     24,225,560
     430,750     PACIFIC CENTURY FINANCIAL CORP ..........     19,922,187
     109,350     PEOPLES BANK OF BRIDGEPORT CO ...........      2,829,431
     375,610     PEOPLES HERITAGE FINANCIAL
                  GROUP, INC .............................     14,226,228
      72,000     oPHILIPPINE NATIONAL BANK ...............        488,622
   3,813,364     PNC BANK CORP ...........................    158,731,276
     102,205     POPULAR, INC ............................      4,126,526
     113,665     PROVIDENT BANKSHARES CORP ...............      4,731,305
      16,400     PROVIDENT FINANCIAL GROUP ...............        701,100
   9,400,000     PT BANK DANAMON (FR) ....................      4,925,835
   4,078,000    oPT BANK MASHILL UTAMA (FR) ..............      3,184,510
   3,700,000    oPT MODERNBANK (FR) ......................      3,839,767
     480,354     PUBLIC BANK BERHAD (FR)..................        749,840
     749,000    oPUBLIC BANK BERHAD (LR) .................      1,068,305
     362,000     RCSB FINANCIAL, INC .....................     17,330,750
   1,314,904     REGIONS FINANCIAL CORP ..................     41,583,839
     378,375     REPUBLIC BANCORP, INC ...................      5,391,843
     558,725     REPUBLIC NEW YORK CORP ..................     60,062,937
   1,609,000     RHB CAPITAL BERHAD ......................      5,099,847
      78,000    oRHB CAPITAL BERHAD WTS 12/28/99 .........         86,838
      64,300     RIGGS NATIONAL CORP .....................      1,326,187
     446,160     ROYAL BANK OF CANADA ....................     20,228,556
     352,466     ROYAL BANK OF SCOTLAND PLC ..............      3,282,078
   4,279,300     SAKURA BANK LTD .........................     32,834,392
         850     SANWA BANK LTD ..........................         12,627
     158,000     SEVENTY-SEVEN (77) BANK LTD .............      1,532,645
     998,660     SHIZUOKA BANK LTD .......................     11,432,749
     860,671     SIGNET BANKING CORP .....................     30,984,156
     794,000     SKANDINAVISKA ENSKILDA BANKEN
                  SERIES A ...............................      8,574,184
      88,000     SKANDINAVISKA ENSKILDA BANKEN
                 SERIES C FREE ...........................        899,074
      91,035     SOCIETE GENERALE S.A ....................     10,171,870
   1,153,030     SOUTHTRUST CORP .........................     47,706,616
     755,344     SOVEREIGN BANCORP, INC ..................     11,518,996
     381,385     ST. GEORGE BANK LTD .....................      2,517,313
     540,625     ST. PAUL BANCORP, INC ...................     17,908,203
     203,549     STANDARD CHARTERED PLC ..................      3,103,102
     317,100     STAR BANC CORP ..........................     13,397,475
   1,120,700     STATE STREET CORP .......................     51,832,375

                       See notes to financial statements.

    SHARES                                                       VALUE
    ------                                                       -----
                BANKS--(CONTINUED)
   4,201,895     SUMITOMO BANK LTD ....................... $   69,034,277
           1     SUMITOMO TRUST & BANKING CO LTD .........             10
     979,821     SUMMIT BANCORP ..........................     49,113,527
   1,486,380     SUNTRUST BANKS, INC .....................     81,843,798
     174,200     SVENSKA HANDELSBANKEN SERIES A ..........      5,542,032
     209,500     SVENSKA HANDELSBANKEN SERIES B
                  FREE ...................................      6,177,385
     101,266    oSWISS BANK CORP (REGD) ..................     27,124,197
       3,730    oSWISS BANK CORP (REGD) WTS 06/30/00 .....         36,330
      40,000    oSYDBANK A/S .............................      1,827,865
     283,975     SYNOVUS FINANCIAL CORP ..................      7,827,060
   2,301,038     TOKAI BANK LTD ..........................     23,728,349
      25,000     TRUSTMARK CORP ..........................        700,000
   1,019,517     U.S. BANCORP ............................     65,376,527
      96,800     U.S. TRUST CORP .........................      4,561,700
       4,545     UBS REGISTERED ..........................      1,041,244
      85,500     UNI BANKDANMARK AS (CLASS A) ............      4,809,684
      24,291     UNION BANK OF SWITZERLAND (BR) ..........     27,824,929
     690,271     UNION PLANTERS CORP .....................     35,807,808
      66,100     UNITED CAROLINA BANCSHARES CORP .........      3,437,200
     406,890     UNITED OVERSEAS BANK LTD (FR) ...........      4,183,303
     372,600     UST CORP ................................      8,336,925
   1,235,680     WACHOVIA CORP ...........................     72,055,590
     773,448     WASHINGTON FEDERAL, INC .................     19,867,945
   1,060,000     WASHINGTON MUTUAL, INC ..................     63,335,000
     661,381     WELLS FARGO & CO ........................    178,242,179
     114,400     WESTAMERICA BANCORP .....................      8,694,400
   4,937,409     WESTPAC BANKING CORP ....................     29,481,881
      75,100     WILMINGTON TRUST CORP ...................      3,435,825
     130,302     WING LUNG BANK LTD ......................        830,858
     301,000     YAMAGUCHI BANK LTD ......................      4,524,355
   1,692,342     YASUDA TRUST & BANKING CO LTD ...........      6,477,747
     345,700     ZIONS BANCORP ...........................     13,006,962
                                                           --------------
                                                           $8,399,720,655
                                                           --------------
                BEVERAGES--2.78%
   4,063,044     ANHEUSER BUSCH COS, INC .................    170,393,227
   3,396,080     ARTHUR GUINESS & SONS PLC ...............     33,234,324
     346,400     ASAHI BREWERIES LTD .....................      5,176,494
     357,200     BASS LTD ................................      4,357,596
       1,880     oBRAU UND BRUNNEN AG ....................        148,880
     399,900     BROWN FORMAN, INC (CLASS B) .............     19,520,118
      43,449    oCARLSBERG BREWERIES AS (CLASS A) ........      2,391,741
      11,781    oCARLSBERG BREWERIES AS (CLASS B) ........        650,286
     975,000     CARLSBERG BREWERIES MALAYSIA
                  BERHAD .................................      5,021,796
       3,020     CHO SUN BREWERY CO LTD ..................         78,892
      63,500     CHRISTIAN DIOR S.A ......................     10,491,414
     154,227     COCA-COLA AMATIL LTD ....................      1,987,406
     277,600     COCA COLA BOTTLING CO CONSOLIDATED ......     13,463,600
  21,322,598     COCA COLA CO ............................  1,439,275,365
   1,590,900     COCA COLA ENTERPRISES, INC ..............     36,590,700
      87,800     COMPANIA CERVECERIAS
                  UNIDAS S.A. ADR ........................      1,926,112
     234,400     COORS (ADOLPH) CO (CLASS B) .............      6,240,900
      52,000     COTT CORP ...............................        554,073
      46,700    oEL AGUILA S.A ...........................        223,529
      15,700     EMBOTELLADORA ANDINA ADR (CLASS B) ......        327,737
     156,500     FOMENTO ECONOMICO MEXICANO S.A ..........
                  DE CV SERIES B .........................        930,599
   5,112,396     FOSTERS BREWING GROUP LTD ...............      9,422,309
     108,000     FRASER & NEAVE LTD ......................        770,457
   3,718,496     GRAND METROPOLITAN PLC ..................     35,987,249
     225,500     GRUPO MODELO S.A. SERIES C ..............      1,562,015
     106,053     HEINEKEN NV .............................     18,132,868
     189,000    oITO EN LTD ..............................      4,277,827
   2,613,175     KIRIN BREWERY CO LTD ....................     27,175,478
   1,849,930     LION NATHAN LTD .........................      4,676,981
     148,001     LVMH MOET HENNESSY LOUIS VUITTON ........     39,830,002
      64,000     MOLSON CO LTD (CLASS A) .................      1,064,656
       1,000     MOLSON CO LTD (CLASS B) .................         17,033
      22,200     PEPSI-GEMEX S.A. ADR ....................        277,500
  17,784,736     PEPSICO, INC ............................    668,039,146
      19,680     PERNOD-RICARD S.A .......................      1,015,678
   1,100,000    oPT GUDANG GARAM (FR) ....................      4,611,420
     143,500     SAPPORO BREWERIES LTD ...................      1,193,852
     238,857     SCOTTISH & NEWCASTLE PLC ................      2,570,029
     222,400     SEAGRAMS CO LTD .........................      8,946,943
     241,400     SEAGRAMS CO LTD (U.S.) ..................      9,716,350
      88,002     SOUTH AFRICAN BREWERIES LTD .............      2,701,771
      38,200     VINA CONCHA Y TORO S.A. ADR .............      1,181,812
                                                            -------------
                                                            2,596,156,165
                                                            -------------
                BROADCASTERS--0.57%
     282,900    oAMERICAN RADIO SYSTEMS CORP .............     11,280,637
         230   ~oANTENA 3 DE TELEVISION GDS
                  (RULE 144A) ............................      5,316,818
     134,250    oASSOCIATED GROUP, INC (CLASS A) .........      5,370,000
     303,050    oASSOCIATED GROUP, INC (CLASS B) .........     11,743,187
      48,200     AUDIOFINA ...............................      1,984,282
      88,400     BHC COMMUNICATIONS, INC (CLASS A) .......     10,563,800
     700,000     BRITISH SKY BROADCASTING GROUP PLC ......      5,126,044
      60,390    oCANAL PLUS S.A ..........................     11,767,376
     232,750     CARLTON COMMUNICATIONS PLC ..............      1,965,881
     395,600    oCLEAR CHANNEL COMMUNICATIONS, INC .......     24,329,400
     707,800     COMCAST CORP (CLASS A) ..................     14,819,562
   2,021,835     COMCAST CORP (CLASS A) SPECIAL ..........     43,216,723
      36,338    oDATA BROADCASTING CORP ..................        172,605
     283,950    oEVERGREEN MEDIA CORP (CLASS A) ..........     12,671,268
     571,605     GAYLORD ENTERTAINMENT CO ................     13,182,640
     213,000    oGENERAL CABLE PLC ADR ...................      2,875,500
      64,700    oGRUPO TELEVISA S.A. DE CV (PT CERT) .....        984,185
     554,900     HARTE-HANKS COMMUNICATIONS, INC .........     16,369,550
     457,014    oHERITAGE MEDIA CORP (CLASS A) ...........      8,626,139
     214,700    oJACOR COMMUNICATIONS, INC WTS 9/18/01 ...        751,450
     250,000     KING WORLD PRODUCTIONS, INC .............      8,750,000
   2,084,948    oLIBERTY MEDIA GROUP (CLASS A) ...........     49,517,515
     149,169    oLIN TELEVISION CORP .....................      6,582,082
   2,455,454     MEDIASET S.P.A ..........................     10,417,067
      25,200    oMIH HOLDINGS LIMITED ....................         94,454
      47,700    oNASIONALE PERS BEPERK SERIES N ..........        546,886
         150     NIPPON TELEVISION NETWORK CORP ..........         60,299
      32,000     NRJ S.A .................................      4,360,422
      45,130     PATHE S.A ...............................      8,962,981
      71,900    oROGERS COMMUNICATIONS INC (CLASS B) .....        450,808
     412,565     SCRIPPS (E.W.) CO (CLASS A) .............     17,173,018
     127,600     TCA CABLE TV, INC .......................      4,800,950
     573,449    oTCI SATELLITE ENTERTAINMENT (CLASS A)....      4,515,910
       3,200    oTELE METROPOLE, INC (CLASS B) ...........         55,088
   6,227,597    oTELE-COMMUNICATIONS, INC (CLASS A) ......     92,635,505
     170,000     TELEVISION BROADCASTS LTD ...............        763,619
     336,350     TOKYO BROADCASTING SYSTEMS, INC .........      6,907,502
     342,400     UNITED TELEVISION, INC ..................     33,897,600
     469,487    oVIACOM, INC (CLASS A) ...................     13,820,523
   1,752,348    oVIACOM, INC (CLASS B) ...................     52,570,440
     246,144    oVIACOM, INC (CLASS B) WTS 07/07/97 ......            962
     147,686    oVIACOM, INC (CLASS B) WTS 07/07/99 ......        175,377
     266,800    oWESTWOOD ONE, INC .......................      8,604,300
                                                           --------------
                                                              528,780,355
                                                           --------------

                       See notes to financial statements.

     SHARES                                                      VALUE
     ------                                                      -----

                BUSINESS SERVICES--1.28%
     554,215    oACCUSTAFF, INC ..........................    $13,127,967
     431,779    oACNEILSEN CORP ..........................      8,473,662
       2,544     ADECCO S.A ..............................        977,563
     223,900     ADECCO S.A. ADR .........................     10,831,162
      20,634     ADECCO S.A. (BR) ........................      7,925,809
     470,330    oADVO, INC ...............................      7,642,862
     153,200    oAFFILIATED COMPUTER SERVICES, INC
                 (CLASS A) ...............................      4,289,600
      19,655    oAGENCE HAVAS S.A ........................      1,417,800
      90,900    oALLIANCE SEMICONDUCTOR CORP .............        744,243
     532,700    oALLWASTE, INC ...........................      5,060,650
     122,000    oALTERNATIVE RESOURCES CORP ..............      2,485,750
     824,100    oAMERICA ONLINE, INC .....................     45,840,562
     509,030     AMERICAN BUSINESS PRODUCTS, INC .........     11,580,432
     489,475    oAPOLLO GROUP, INC (CLASS A) .............     17,253,993
     157,600    oASPEN TECHNOLOGY, INC ...................      5,929,700
     361,400     AUTODESK, INC ...........................     13,846,137
     324,900     BANTA CORP ..............................      8,812,912
       7,500    oBETA SYSTEMS SOFTWARE AG ................        886,605
     785,700     BLOCK (H&R), INC ........................     25,338,825
      79,050    oBOSTON LIFE SCIENCES, INC ...............        400,190
     129,100    oCABLEVISION SYSTEMS CORP (CLASS A) ......      6,906,850
     342,400    oCATALINA MARKETING CORP .................     16,478,000
     302,200    oCHECKPOINT SYSTEMS, INC .................      4,854,087
     125,000    oCIBER, INC ..............................      4,273,437
     307,500     CINTAS CORP .............................     21,140,625
   1,836,239     COGNIZANT CORP ..........................     74,367,679
     198,000    oCOMPUTER HORIZONS CORP...................      6,781,500
     681,500    oCOMPUTERVISION CORP .....................      3,151,937
     155,950    oCORESTAFF, INC ..........................      4,210,650
     578,900    oCORPORATE EXPRESS, INC ..................      8,357,868
     517,100    oCORRECTIONS CORP OF AMERICA .............     20,554,725
     344,700    oCREDENCE SYSTEMS CORP ...................     10,319,456
     161,300     CROSS (A.T.) CO (CLASS A) ...............      2,056,575
     794,400     DELUXE CORP .............................     27,108,900
      83,700    oDEVRY, INC ..............................      2,259,900
      98,400    oDIALOGIC CORP ...........................      2,619,900
     490,062     DIEBOLD, INC ............................     19,112,418
     152,000    oDIMENSION DATA HOLDINGS LTD .............        603,241
     398,200    oDOUBLETREE CORP .........................     16,375,975
     174,910     ELECTROCOMPONENTS PLC ...................      1,305,595
      13,300    oENCAD, INC ..............................        551,950
     438,550     ENNIS BUSINESS FORMS, INC ...............      4,221,043
     148,900    oEQUITY CORP INTERNATIONAL ...............      3,601,518
      28,000     ESSELTE AB SERIES B FREE ................        659,045
     345,800     FIRST INDUSTRIAL REALTY TRUST, INC ......     10,114,650
       8,400     FLUGHAFEN WIEN AG .......................        354,879
     277,500    oFORE SYSTEMS, INC .......................      3,780,937
     256,900    oFRANKLIN COVEY CO .......................      6,502,781
      57,900    oFRITZ COS, INC ..........................        560,906
     625,495     GETRONICS NV ............................     20,240,062
      41,523     GUILBERT S.A ............................      5,884,379
      10,000    oHA-LO INDUSTRIES, INC ...................        236,250
     230,700     HARLAND (JOHN H.) CO ....................      5,262,843
      34,000    oHCIA, INC ...............................      1,139,000
     258,500     HENDERSON INVESTMENT LTD ................        285,282
     169,400     HUNT MANUFACTURING CO ...................      3,176,250
      44,500    oIMPERIAL HOLDINGS LTD ...................        632,841
     259,900    oINFORMATION RESOURCES, INC ..............      3,671,087
      82,600    oINSO CORP ...............................      1,698,462
     216,200    oINTERIM SERVICES, INC ...................      9,620,900
     723,100     INTERPUBLIC GROUP OF COS, INC ...........     44,335,068
      10,800    oINTERNATIONAL SERVICE SYSTEM
                  AS SERIES B ............................        387,652
      66,200    oITRON, INC ..............................      1,712,925
      80,000     KCI KONESCRANES INT'L ...................      3,511,601
     375,793     KELLY SERVICES, INC (CLASS A) ...........     11,790,505
     252,000     LIBERTY PROPERTY TRUST CO ...............      6,268,500
     304,300    oMACNEAL-SCHWENDLER CORP .................      3,309,262
     221,200    oMAIL BOXES ETC ..........................      6,165,950
     852,000     MANPOWER, INC ...........................     37,914,000
      70,300    oMANUGISTICS GROUP, INC ..................      3,128,350
     352,250    oMCAFEE ASSOCIATES, INC ..................     22,235,781
     170,000    oMEITEC CORP .............................      5,065,998
      45,000    oMERCURY INTERACTIVE CORP ................        669,375
     501,200    oMERISEL, INC ............................      1,002,400
     192,100    oMICRO WAREHOUSE, INC ....................      3,289,712
     776,113     MISYS PLC ...............................     17,599,206
     126,762     MOORE CORP LTD ..........................      2,499,198
     118,200    oNASHUA CORP .............................      1,285,425
      52,470    oNATIONAL AUTO CREDIT, INC ...............        465,671
     395,649     NATIONAL SERVICE INDUSTRIES, INC ........     19,263,160
      93,800     NEW ENGLAND BUSINESS SERVICES, INC ......      2,468,112
      94,320     NIPPON KANZAI CO LTD ....................      2,101,869
     254,800    oNU KOTE HOLDING, INC (CLASS A) ..........        637,000
      86,600    oODS NETWORKS, INC .......................      1,028,375
   1,162,898    oOFFICE DEPOT, INC .......................     22,603,829
         500    oOIS OPTICAL IMAGING SYSTEMS, INC ........          1,218
     478,094     OLSTEN CORP .............................      9,292,952
     801,800     OMNICOM GROUP, INC ......................     49,410,925
     642,227     PAYCHEX, INC ............................     24,404,626
     490,300     PITTSTON BRINKS GROUP CO ................     14,709,000
       7,100    oPREPAID LEGAL SERVICES, INC .............        149,987
      60,300    oPRI AUTOMATION, INC .....................      2,287,631
     217,166    oPRICER AB SERIES B ......................      7,470,665
     790,380     PROSEGUR COMPANIA DE
                   SEGURIDAD S.A .........................      9,672,828
     246,471    oPURE ATRIA CORP .........................      3,481,402
     212,900    oQUARTERDECK CORP ........................        538,903
  20,000,000    oREGENT PACIFIC GROUP ....................      5,614,849
     111,500    oREMEDY CORP .............................      4,460,000
     682,600     REUTERS HOLDINGS PLC ....................      7,191,203
     551,900    oROBERT HALF INTERNATIONAL, INC ..........     25,973,793
     434,150     ROLLINS, INC ............................      8,737,268
      60,000    oSANIX, INC ..............................      1,966,275
     114,500     SAP AG ..................................     22,997,239
      28,000     SCRIBONA AB SERIES B FREE ...............        325,901
     122,727     SECOM CO LTD ............................      9,019,819
   1,000,000     oSECURICOR PLC ..........................      4,743,255
     159,000     SECURITAS AB SERIES B FREE ..............      4,482,697
     483,150     SENSORMATIC ELECTRONICS CORP ............      6,220,556
   1,755,900     SERVICE CORP INT'L ......................     57,725,212
       2,698     SOCIETE GENERAL DE SURVEILLANCE (BR) ....      5,773,893
       1,282     SOPHUS BERENDSEN AS (CLASS A) ...........        184,643
      32,665     SOPHUS BERENDSEN AS (CLASS B) ...........      4,729,285
     211,500     STANDARD REGISTER, INC ..................      6,477,187
     531,600    oSUNGARD DATA SYSTEMS, INC ...............     24,719,400
      63,950    oSYLVAN LEARNING SYSTEMS, INC ............      2,174,300
      96,400    oTHERMOLASE CORP .........................      1,355,625
      68,800     TOKYO DOME CORP .........................        925,914
     122,300     TOKYO TOKEIBA CO LTD ....................        352,697
      70,000     TOTAL SYSTEM SERVICES, INC ..............      1,701,875
     277,700    oTRACOR, INC .............................      6,977,212
      24,000    oTRANS COSMOS ............................        878,793
     287,800     TRUE NORTH COMMUNICATIONS, INC ..........      7,123,050
     336,100     UNIFIRST CORP ...........................      6,722,000
     254,700    oUNION CORP ..............................      6,685,875
      36,248    oUNITED STATIONERS, INC ..................        915,262
     276,700     VALSPAR CORP ............................      8,197,237
     310,300    oVOLT INFORMATION SCIENCES, INC ..........     15,670,150
      86,000     WACKENHUT CORP SERIES A .................      2,064,000

                       See notes to financial statements.

     SHARES                                                      VALUE
     ------                                                      -----
                BUSINESS SERVICES--(CONTINUED)
     348,206     WACKENHUT CORP SERIES B ................. $    6,942,357
      71,000    oWACKENHUT CORRECTIONS CORP ..............      2,067,875
     235,100     WALLACE COMPUTER SERVICES, INC ..........      7,067,693
     114,300    oWIND RIVER SYSTEMS, INC .................      4,371,975
      39,800    oWONDERWARE CORP .........................        562,175
   8,248,000     WPP GROUP PLC ...........................     33,837,415
                                                            -------------
                                                            1,187,995,823
                                                            -------------
                CHEMICALS--MAJOR--2.14%
      79,000     AFRICAN OXYGEN LTD ......................        259,530
      31,000     AGA AB SERIES A FREE ....................        420,956
      43,500     AGA AB SERIES B FREE ....................        579,445
     892,000     AIR PRODUCTS & CHEMICALS, INC ...........     72,475,000
     119,017     AKZO NOBEL NV ...........................     16,340,300
      83,100     ARCO CHEMICAL CO ........................      3,952,443
   1,231,600     BASF AG .................................     45,550,670
   1,161,950     BAYER AG ................................     44,688,320
     189,232     BOC GROUP PLC ...........................      3,291,110
     100,000    oCANADIAN 88 ENERGY CORP .................        405,914
     314,900     CHEMFIRST, INC ..........................      8,541,662
     159,000     COURTAULDS PLC ..........................        894,428
      34,000     CYDSA SA (SERIES A) .....................         92,752
     217,710     DEGUSSA AG ..............................     11,531,405
   2,392,400     DOW CHEMICAL CO .........................    208,437,850
  10,918,322     DU PONT (E.I.) DE NEMOURS & CO ..........    686,489,495
      12,000     DU PONT CANADA, INC (CLASS A) ...........        260,945
      11,000     DYNO INDUSTRIER AS ......................        285,487
     744,148     EASTMAN CHEMICAL CO .....................     47,253,398
     131,339     ENGLISH CHINA CLAYS PLC .................        451,383
      65,600    oERCROS S.A ..............................         66,902
     449,900     GOODRICH (B.F.) CO ......................     19,486,293
   1,026,000     HERCULES, INC ...........................     49,119,750
     839,000     ICI AUSTRALIA LTD .......................      8,202,953
     295,342     IMPERIAL CHEMICAL INDUSTRY PLC ..........      4,106,797
      20,115    ~LAIR LIQUIDE (REGD) 1996 ................      3,196,614
       3,585    ~LAIR LIQUIDE (REGD) 1998 ................        569,717
       5,060    ~LAIR LIQUIDE (REGD) P.F. 1999 ...........        804,119
     479,677     LILLY INDUSTRIES, INC (CLASS A)..........      9,653,499
     246,877     MISSISSIPPI CHEMICAL CORP ...............      5,122,697
   3,449,433     MITSUBISHI CHEMICAL CORP ................     11,274,078
     936,500     MITSUBISHI GAS CHEMICAL CO, INC .........      3,830,146
     825,667     MITSUI TOATSU CHEMICALS, INC ............      2,272,883
   4,684,600     MONSANTO CO .............................    201,730,587
   7,208,000    oMONTEDISON S.P.A ........................      4,755,377
     213,000     NIPPON OIL & FATS CO LTD ................        912,089
     321,600     NIPPON SHOKUBAI KAGAK KOGYO CO LTD ......      2,557,520
     305,900    oOAK TECHNOLOGY, INC......................      2,982,525
     400,900     OLIN CORP ...............................     15,660,156
   3,296,600     PPG INDUSTRIES, INC .....................    191,614,875
   2,974,880     PRAXAIR, INC ............................    166,593,280
     114,100    oQUINTILES TRANSNATIONAL CORP ............      7,944,212
     133,043     RHONE-POULENC S.A. (CLASS A) ............      5,438,659
     478,400     ROHM & HAAS CO ..........................     43,085,900
     160,484     SASOL LTD ...............................      2,105,347
     781,000    oSHOWA DENKO K.K .........................      2,047,547
      40,000     SK KAKEN CO LTD .........................        891,378
       9,345     SOLVAY ET CIE S.A .......................      5,510,739
   1,149,160     SUMITOMO CHEMICAL CO LTD ................      5,212,062
       5,000     TESSENDERLO CHEMIE NV ...................        246,171
         420     TOSHIBA CHEMICAL CORP ...................          2,330
     341,000     UBE INDUSTRIES LTD ......................        992,339
         380     UCB S.A .................................      1,204,989
   1,118,580     UNION CARBIDE CORP ......................     52,643,171
     155,780     WHITE MARTINS S.A .......................        455,793
  41,544,000     YIZHENZ CHEMICAL FIBER CO (CLASS H) .....      7,400,077
      25,000     ZENECA GROUP PLC ADR ....................      2,478,125
                                                            -------------
                                                            1,994,374,189
                                                            -------------
                CHEMICALS--SPECIALTY--0.97%
     169,951     AGRIUM, INC .............................      1,946,380
     646,400    oAIRGAS, INC .............................     12,806,800
     374,390     ALBEMARLE CORP ..........................      7,885,589
     207,000     ARONKASEI CO LTD ........................      1,454,414
   1,034,404     ASAHI CHEMICAL INDUSTRY CO LTD ..........      6,192,164
     137,500     BETZDEARBORN, INC .......................      9,075,000
     163,200     CALGON CARBON CORP ......................      2,264,400
     270,200     CAMBREX CORP ............................     10,706,675
     174,500     CHEMED CORP .............................      6,532,843
       2,000    oCIBA SPECIALTY CHEMICALS AG .............        185,197
     315,121     COMMERCIAL METALS CO ....................     10,162,652
     351,800     CROMPTON & KNOWLES CORP .................      7,827,550
     547,257    oCYTEC INDUSTRIES, INC ...................     20,453,730
     723,000     DAICEL CHEMICAL INDUSTRIES LTD ..........      2,799,005
     896,380     DAINIPPON INK & CHEMICAL, INC ...........      3,869,731
   2,368,000     DENKI KAGKU KOGYO .......................      6,539,288
     224,200     DEXTER CORP .............................      7,174,400
     120,360    oECOGEN, INC .............................        421,260
     427,500     ECOLAB, INC .............................     20,413,125
     954,255     ENGELHARD CORP ..........................     19,979,714
     922,700     ETHYL CORP ..............................      8,534,975
     190,750     FERRO CORP ..............................      7,069,671
     231,100     FOSTER WHEELER CORP .....................      9,359,550
      87,204     FULLER (H.B.) CO ........................      4,796,220
     213,500     GEON CO .................................      4,323,375
     389,800     GEORGIA GULF CORP .......................     11,328,562
     837,300     GRACE (W.R.) & CO .......................     46,156,162
     689,800     GREAT LAKES CHEMICAL CORP ...............     36,128,275
     250,346     ICN PHARMACEUTICALS, INC ................      7,181,800
   2,252,120     IMC GLOBAL, INC .........................     78,824,200
     109,700    oINTERNATIONAL SPECIALTY
                  PRODUCTS, INC ..........................      1,542,656
     663,000     KANEKA CORP .............................      4,160,061
     408,000     KANSAI PAINT CO LTD .....................      1,690,052
      55,000     KEMIRA OY ...............................        518,846
     250,000     KONISHI CO LTD ..........................      5,112,315
     430,300     KUREHA CHEMICAL INDUSTRY CO LTD .........      1,861,393
     357,190     LAWTER INTERNATIONAL, INC ...............      4,509,523
     120,237     LEARONAL, INC ...........................      3,426,754
     574,400     LUBRIZOL CORP ...........................     24,088,900
     247,000     LYONDELL PETROCHEMICAL CO ...............      5,387,687
   4,046,750    +MALLINCKRODT, INC .......................    153,776,500
      76,450    oMCWHORTER TECHNOLOGIES, INC .............      1,825,243
     305,000    oMETHANEX CORP ...........................      2,829,806
   1,845,500     MORTON INTERNATIONAL, INC ...............     55,711,031
     499,400    oMYCOGEN CORP ............................      9,800,725
     343,500     NALCO CHEMICAL CORP .....................     13,267,687
      21,100     NCH CORP ................................      1,318,750
       2,377     NORIT NV ................................         40,277
     354,200     NOVA CORP ...............................      3,029,545
     305,000     NOVA CORP (U.S.) ........................      2,592,500
     111,900     PENWEST LTD .............................      3,776,625
     117,800     PETROLITE CORP ..........................      7,288,875
      60,000     POTASH CORP OF SASKATCHEWAN, INC ........      4,520,876
     233,676     POTASH CORP OF SASKATCHEWAN, INC (U.S.) .     17,540,304
   5,914,500    oPT ETERINDO WAHANATAMA (FR) .............      4,922,490
     497,100     RAYCHEM CORP ............................     36,971,812
     505,306     RPM, INC ................................      9,284,997


                       See notes to financial statements.

     SHARES                                                      VALUE
     ------                                                      -----
                CHEMICALS--SPECIALTY--(CONTINUED)
     329,677     SCHULMAN (A.), INC ......................    $ 8,118,296
     491,600    oSEALED AIR CORP .........................     23,351,000
     518,920     SEKISUI CHEMICAL CO LTD .................      5,260,416
     442,663     SHIN-ETSU CHEMICAL CO LTD ...............     11,760,033
     499,100     SIGMA ALDRICH CORP ......................     17,499,693
     315,000    oSKW TROSTBERG AG ........................     10,647,018
     243,700     THIOKOL CORP ............................     17,059,000
     398,000    oTOSOH CORP ..............................      1,349,511
     297,895     TREDEGAR INDUSTRIES, INC ................     16,533,172
     123,300     WD-40 CO ................................      7,398,000
     325,900     WELLMAN, INC ............................      5,662,512
     438,000     WITCO CORP ..............................     16,616,625
     380,052     ZERO CORP ...............................      9,976,365
                                                              -----------
                                                              904,420,578
                                                             ------------
                COMMUNICATION EQUIPMENT &
                 SERVICES--2.50%
     788,873    o360 COMMUNICATIONS CO ...................     13,509,450
   4,868,099    o3COM CORP ...............................    219,064,455
     108,550    oACC CORP ................................      3,351,481
     121,000     AIPHONE CO LTD ..........................      2,114,838
   6,167,415    oAIRTOUCH COMMUNICATIONS, INC ............    168,832,985
     325,000     ALLGON AB SERIES B FREE .................      5,148,791
      13,125    ~AMERICAN SATELLITE NETWORK WTS 06/30/99 .              0
     447,900    oAMTECH CORP .............................      2,099,531
     793,618    oANDREW CORP .............................     22,320,506
     123,100    oANTEC CORP ..............................      1,446,425
      79,900    oAPAC TELESERVICES, INC ..................      1,553,056
     248,700    oARCH COMMUNICATIONS GROUP, INC ..........      1,896,337
   2,997,600    oASCEND COMMUNICATIONS, INC ..............    118,030,500
     760,000    oASaIA SATELLITE TELECOM HOLDINGS LTD ....      2,329,839
     226,600    oAVID TECHNOLOGIES, INC ..................      5,976,575
     254,650    oAYDIN CORP ..............................      3,183,125
     805,393    oBRINKER INTERNATIONAL, INC ..............     11,476,850
      54,500    oBROADBAND TECHNOLOGIES, INC .............        442,812
     263,800    oCABLE DESIGN TECHNOLOGIES CO ............      7,765,612
     921,400    oCABLETRON SYSTEMS, INC ..................     26,087,137
     311,300    oCALIFORNIA MICROWAVE, INC ...............      4,358,200
     594,500    oCASCADE COMMUNICATIONS CORP .............     16,423,062
     840,200    oCELLNET DATA SYSTEMS, INC ...............     10,449,987
      58,500    oCELLSTAR CORP ...........................      1,791,562
      37,701    oCELLULAR COMMUNICATIONS
                  INTERNATIONAL, INC .....................      1,262,983
     504,700     CENTURY TELEPHONE ENTERPRISES, INC            17,002,081
         366    oCHYRON CORP .............................          1,647
      50,300    oCIDCO, INC ..............................        691,625
   6,168,000    oCISCO SYSTEMS, INC ......................    414,027,000
     200,000    oCOLT TELECOM GROUP PLC ADR ..............      4,150,000
     324,400     COMSAT CORP SERIES 1 ....................      7,724,775
   1,463,364     CORNING, INC ............................     81,399,622
     332,300    oDIGI INTERNATIONAL, INC .................      3,364,537
     201,600    oDIGITAL MICROWAVE CORP ..................      6,048,000
     752,288    oDSC COMMUNICATIONS CORP .................     16,738,408
     366,000    oDSP COMMUNICATIONS, INC .................      4,026,000
     170,500    oDYNATECH CORP ...........................      6,095,375
   1,843,350     ERICSSON TELEFON (LM) AB SERIES B .......     72,590,693
     430,000     ERICSSON TELEFON (LM) AB SERIES B ADR ...     16,931,250
     475,000    oESPRIT TELECOM GROUP PLC-ADR ............      3,800,000
     319,200    oGENERAL DATACOMM INDUSTRIES, INC ........      2,274,300
     787,700    oGEOTEK COMMUNICATIONS, INC ..............      4,283,118
     440,575     HARRIS CORP .............................     37,008,300
      16,800    oHEFTEL BROADCASTING CORP (CLASS A) ......        928,200
      11,200    oHIGHWAYMASTER COMMUNICATIONS, INC .......        170,800
     537,100    oICG COMMUNICATIONS, INC .................     10,339,175
      96,900    oINTERDIGITAL COMMUNICATIONS CORP ........        532,950
      61,200    oINTERMEDIA COMMUNICATIONS, INC ..........      1,981,350
     103,600    oINTERNATIONAL FAMILY
                  ENTERTAINMENT, INC .....................      3,561,250
      80,300    oJACOR COMMUNICATIONS, INC ...............      3,071,475
   1,172,000    oLCI INTERNATIONAL, INC ..................     25,637,500
      34,900    oLEVEL ONE COMMUNICATIONS, INC ...........      1,341,468
      45,801     LG INFORMATION & COMMUNICATIONS .........      5,672,911
     284,300    oLORAL SPACE & COMMUNICATIONS LTD ........      4,264,500
   7,256,118     LUCENT TECHNOLOGIES, INC ................    522,894,003
     250,000     FILMES LUSOMUNDO (NON-VTG) ..............      2,090,707
     305,400    oMACROMEDIA, INC .........................      2,634,075
     148,450    oMASTEC, INC .............................      7,023,540
      76,424    oMILLICOM INTERNATIONAL CELLULAR S.A .....      3,649,246
       4,800    oMITEL CORP ..............................         25,200
       9,500    oNETCOM ON-LINE COMMUNICATIONS
                  SERVICE, INC ...........................        140,125
     195,800    oNETWORK EQUIPMENT
                  TECHNOLOGIES, INC ......................      3,524,400
     207,800    oNEWBRIDGE NETWORKS CORP .................      8,916,906
     169,300     NOKIA AB SERIES A ADR ...................     12,485,875
     288,000     NOKIA AB SERIES K .......................     21,457,732
     130,700     NORTHERN TELECOMMUNICATIONS LTD .........     11,790,098
     212,409     NORTHERN TELECOMMUNICATIONS
                  LTD (U.S.) .............................     19,329,219
   1,917,000    oNOVELL, INC .............................     13,299,187
     355,022    oNTL, INC ................................      8,831,172
     445,320    oOCTEL COMMUNICATIONS CORP ...............     10,437,187
   1,124,400    oOMNIPOINT CORP ..........................     18,693,150
     393,900     OY NOKIA AB SERIES A ....................     29,416,169
     216,300    oP-COM, INC ..............................      7,137,900
     745,000    oPAGING NETWORK, INC .....................      6,542,031
     787,000    oPAIRGAIN TECHNOLOGIES, INC ..............     12,198,500
     272,842    oPANAMSAT CORP ...........................      7,912,418
     494,300    oPICTURETEL CORP .........................      4,695,850
      69,800     PLESSEY CORP LTD ........................        133,890
     292,700    oPMT SERVICES, INC .......................      4,463,675
      72,100    oPREMIERE TECHNOLOGIES INC ...............      1,874,600
     113,900    oPREMISYS COMMUNICATIONS, INC ............      1,793,925
     100,000     PT TELEKOMUNIKASI INDONESIA SP ADR ......      3,250,000
     369,900    oQUALCOMM, INC ...........................     18,818,662
      47,935     SAMSUNG ELECTRONICS CO ..................      3,805,224
     785,900     SCIENTIFIC-ATLANTA, INC .................     17,191,562
      89,000     SIRTI S.P.A .............................        513,115
     232,400    oSITEL CORP ..............................      4,793,250
     144,200     SK TELECOM CO LTD ADR ...................      1,451,012
     529,400    oTECH DATA CORP ..........................     16,643,012
     246,800    oTEL-SAVE HOLDINGS, INC ..................      3,763,700
     230,600    oTELCO SYSTEMS, INC ......................      2,046,575
      84,300    oTELE-COMMUNICATIONS INT'L (CLASS A) .....      1,301,381
      41,700     TELECOM ARGENTINA S.A. B ................        217,695
   1,528,200    oTELLABS, INC ............................     85,388,175
     306,100    oTSENG LABORATORIES, INC .................        937,431
     237,000    oVANGUARD CELLULAR SYSTEMS, INC ..........      3,229,125
     750,300    oVIATEL, INC .............................      5,064,525
     130,456    oVTEL CORP ...............................        782,736
      20,800    oWESTELL TECHNOLOGIES, INC (CLASS A) .....        520,000
     278,400    oWINSTAR COMMUNICATIONS, INC .............      3,723,600
                                                            -------------
                                                            2,323,405,969
                                                            -------------

                       See notes to financial statements.

    SHARES                                                        VALUE
    ------                                                        -----
                COMPUTER SERVICE--3.04%
      37,800    o3DO CO ..................................   $    132,300
      18,500    oACTEL CORP ..............................        315,656
     475,000    oACXIOM CORP .............................      9,737,500
   1,373,200    oADAPTEC, INC ............................     47,718,700
   1,283,000    oADC TELECOMMUNICATIONS, INC .............     42,820,125
     553,244     ADOBE SYSTEMS, INC ......................     19,398,117
     616,425    oAMERICAN MANAGEMENT SYSTEMS, INC ........     16,489,368
     238,000    oAMERICAN SOFTWARE, INC (CLASS A) ........      1,788,719
     168,200    oAUSPEX SYSTEMS, INC .....................      1,618,925
   2,744,000     AUTOMATIC DATA PROCESSING, INC ..........    128,968,000
     102,100    oAVANT CORP ..............................      3,299,106
     200,000    oBAAN CO NV ..............................     13,576,267
     117,300    oBANCTEC, INC ............................      3,042,468
     137,900    oBANYAN SYSTEMS, INC .....................        310,275
   1,055,638    oBAY NETWORKS, INC .......................     28,040,384
     155,100    oBDM INTERNATIONAL, INC ..................      3,567,300
      61,100    oBELL & HOWELL CO ........................      1,882,643
     251,000    oBISYS GROUP, INC ........................     10,479,250
     890,400    oBMC SOFTWARE, INC .......................     49,305,900
     220,637    oBORLAND INTERNATIONAL, INC ..............      1,530,669
     162,300    oBOSTON TECHNOLOGY, INC ..................      4,797,993
     100,200    oBRODERBUND SOFTWARE, INC ................      2,473,687
     185,500    oC-CUBE MICROSYSTEMS, INC ................      3,257,843
     839,937    oCADENCE DESIGN SYSTEMS, INC .............     28,137,889
     266,800    oCAMBRIDGE TECHNOLOGY
                  PARTNERS, INC ..........................      8,537,600
      52,100    oCDW COMPUTER CENTERS, INC ...............      2,764,556
     685,026    oCERIDIAN CORP ...........................     28,942,348
     285,200    oCHECKFREE CORP ..........................      5,026,650
     235,300    oCITRIX SYSTEMS, INC .....................     10,323,787
     113,100    oCLARIFY INC .............................      1,279,443
   1,020,200    oCOMPUSA, INC ............................     21,934,300
   3,916,639     COMPUTER ASSOCIATES
                  INTERNATIONAL, INC .....................    218,107,834
     754,434    oCOMPUTER SCIENCES CORP ..................     54,413,552
      22,800     COMPUTER TASK GROUP, INC ................        849,300
     685,300    oCOMPUWARE CORP ..........................     32,723,075
       6,500    oCSG SYSTEMS INTERNATIONAL, INC ..........        200,687
     120,600     CSK CORP ................................      4,574,027
     188,300    oCYRIX CORP ..............................      4,024,912
      50,000    oDASSAULT SYSTEMS S.A ....................      3,551,359
      25,000    oDECISIONONE CORP ........................        568,750
     163,300    oDIAMOND MULTIMEDIA SYSTEMS, INC .........      1,173,718
      15,400    oDOCUMENTUM, INC .........................        383,075
      87,100    oDST SYSTEMS, INC ........................      2,901,518
     280,800    oELECTRONIC ARTS, INC ....................      9,441,900
   2,241,844     ELECTRONIC DATA SYSTEMS CORP ............     91,915,604
   1,996,200    oEMC CORP ................................     77,851,800
     163,900    oEMPLOYEE SOLUTIONS, INC .................        911,693
     137,300    oEXABYTE CORP ............................      1,759,156
   2,652,968     FIRST DATA CORP .........................    116,564,781
     494,475    oFISERV, INC .............................     22,065,946
     133,600    oFORTE SOFTWARE, INC .....................      1,795,250
     201,000    oFRONTEC AB SERIES B .....................      1,689,644
     133,500    oFTP SOFTWARE, INC .......................        650,812
      66,754    oGROUP AXIME S.A .........................      7,902,248
     232,000    oGT INTERACTIVE SOFTWARE CORP ............      2,755,000
      91,600    oHARBINGER CORP ..........................      2,564,800
     882,428     HBO & CO ................................     60,777,228
     158,900    oHMT TECHNOLOGY CORP .....................      2,055,768
     196,200    oHNC SOFTWARE ............................      7,480,125
      26,000    oHYPERION SOFTWARE CORP ..................        581,750
     430,110    oIMATION CORP ............................     11,344,151
     550,000    oINDUSTRIAL & FINANCIAL ..................      2,685,131
       3,000     INES CORP ...............................         53,482
   1,290,700    oINFORMIX CORP ...........................     11,616,300
      16,175    oINTEGRATED SYSTEMS CONSULTING
                  GROUP ..................................        175,903
     152,900    oINTEGRATED SYSTEMS, INC .................      1,796,575
     213,165    oINTERGRAPH CORP .........................      1,811,902
         500    oINTERSOLV, INC ..........................          4,687
     194,700    oINTUIT, INC .............................      4,465,931
      96,100    oJTS CORP ................................         66,068
     136,600    oKEANE, INC ..............................      7,103,200
     385,900    oLEARNING CO, INC ........................      3,617,812
      11,200    oLEARNING TREE INTERNATIONAL, INC ........        497,000
     101,800    oLEGATO SYSTEMS, INC .....................      1,883,300
     350,000     LOXLEY PUBLIC CO LTD (FR) ...............        621,508
     284,100    oMARCAM CORP .............................      4,119,450
     219,200    oMEDIC COMPUTER SYSTEMS, INC .............      4,877,200
     428,200    oMENTOR GRAPHICS CORP ....................      3,960,850
      70,000    oMICRO FOCUS GROUP PLC ...................      2,111,580
     351,375    oMICROCHIP TECHNOLOGY, INC ...............     10,453,406
     230,200    oMICRON ELECTRONICS, INC .................      4,100,437
   6,683,500    oMICROSOFT CORP ..........................    844,627,312
     245,450     NATIONAL COMPUTER SYSTEMS, INC ..........      6,535,106
     213,442     NATIONAL DATA CORP ......................      9,244,706
     888,437    oNCR CORP ................................     26,431,000
     376,600    oNETMANAGE, INC ..........................      1,106,262
     242,100    oNETSCAPE COMMUNICATIONS CORP ............      7,762,331
     143,400    oNETWORK APPLIANCE, INC ..................      5,449,200
     626,600    oNETWORK GENERAL CORP ....................      9,320,675
      72,500     NIDEC CORP ..............................      3,548,034
         252     NTT DATA COMMUNICATIONS
                  SYSTEM CORP ............................      9,755,870
     101,300    oOBJECTIVE SYSTEMS INTEGRATORS, INC ......        873,712
   5,006,225    oORACLE CORP .............................    252,188,584
   1,226,300    oPARAMETRIC TECHNOLOGY CORP ..............     52,194,393
     570,300    oPEOPLESOFT, INC .........................     30,083,325
     191,400    oPHYSICIAN COMPUTER NETWORK, INC .........      1,291,950
     107,100    oPIXAR INC ...............................      1,686,825
     701,700    oPLATINUM TECHNOLOGY, INC ................      9,297,525
     119,000    oPOLICY MANAGEMENT SYSTEMS CORP ..........      5,593,000
     101,300    oPROGRESS SOFTWARE CORP ..................      1,620,800
      79,200    oPSINET, INC .............................        594,000
      95,100    oQLOGIC CORP .............................      2,425,050
     372,900    oRATIONAL SOFTWARE CORP ..................      6,269,381
     460,600    oREAD RITE CORP ..........................      9,615,025
   1,176,600     REYNOLDS & REYNOLDS CO (CLASS A) ........     18,531,450
     281,700    oSAFEGUARD SCIENTIFICS, INC ..............      8,961,581
       3,000    oSAPIENT CORP ............................        148,500
     161,000    oSCOPUS TECHNOLOGY, INC ..................      3,602,375
     344,200    oSECURITY DYNAMICS TECHNOLOGIES, INC .....     12,692,375
     497,300     SEI INVESTMENT COMPANY ..................     11,997,362
     269,600     SHARED MEDICAL SYSTEMS CORP .............     14,558,400
     182,000    oSHIVA CORP ..............................      1,899,625
     237,720    oSILICONWARE PRECISION
                  INDUSTRIES GDR .........................      4,041,240
      88,536    oSOFTWARE PUBLISHING CORP
                  HOLDINGS, INC ..........................        182,605
     427,633    oSTERLING COMMERCE, INC ..................     14,058,434
     190,134    oSTERLING SOFTWARE, INC ..................      5,941,687
     242,800    oSTRUCTURAL DYNAMICS RESEARCH CORP .......      6,373,500
     452,700    oSYBASE, INC .............................      6,733,912
     412,600    oSYMANTEC CORP ...........................      8,045,700
     415,988    oSYNOPSYS, INC ...........................     15,287,559
     284,062    oSYSTEM SOFTWARE ASSOCIATES, INC .........      2,165,972
     211,300    oSYSTEMS & COMPUTER
                  TECHNOLOGY CORP ........................      5,652,275

                       See notes to financial statements.

    SHARES                                                        VALUE
    ------                                                        -----
                COMPUTER SERVICE--(CONTINUED)
     163,000    oSYSTEMSOFT CORP .........................  $   1,752,250
     201,600    oTECHNOLOGY SOLUTIONS CO .................      7,963,200
     203,600     TELXON CORP .............................      3,664,800
     114,600     TKC CORP ................................      2,874,274
     284,600    oTRANSACTION SYSTEM ARCHITECTURE .........      9,818,700
     185,900    oVANSTAR CORP ............................      2,625,837
     118,400    oVANTIVE CORP ............................      3,344,800
   6,000,000     VENTURE MANUFACTURING LTD ...............     19,555,196
     113,950    oVERITAS SOFTWARE CORP ...................      5,725,987
     184,300    oVIASOFT INC .............................      9,353,225
      63,000    oVIDEOSERVER, INC ........................        834,750
     103,800    oVISIO CORP ..............................      7,317,900
      52,800    oXIRCOM, INC .............................        656,700
      23,800    oYAHOO INC ...............................        838,950
      57,400    oZEBRA TECHNOLOGY CORP ...................      1,600,025
                                                            -------------
                                                            2,827,414,165
                                                            -------------
                CONGLOMERATES--2.45%
       2,700     ACKERMANS & VAN HAAREN ..................        615,846
      19,340    oAGIV AG .................................        441,159
     375,000     ALEXANDER & BALDWIN, INC ................      9,796,875
   4,668,904     ALLIED SIGNAL, INC ......................    392,187,936
     429,908     AMERICAN FINANCIAL GROUP, INC ...........     18,244,220
      24,460     ANGLO AMERICAN INDUSTRIAL CORP ..........      1,073,209
      20,600     ANGLOVAAL HOLDINGS LTD ..................        565,472
      79,000    oANGLOVAAL INDUSTRIES LTD ................        289,141
     278,500    oANIXTER INTERNATIONAL, INC ..............      4,786,718
   3,400,000    oANTAH HOLDINGS BERHAD ...................      4,364,506
      25,900     APARTMENT INVESTMENT &
                 MANAGEMENT CO ...........................        731,675
       3,160    oARTEMIS S.A .............................         78,053
      62,300     BARLOW LTD ..............................        677,876
          30    oBERKSHIRE HATHAWAY, INC (CLASS A) .......      1,416,000
     276,600    oBLYTH INDUSTRIES, INC ...................      9,335,250
     615,900     BRADY (W.H.) CO (CLASS A) ...............     17,861,100
     109,500     BRASCAN LTD (CLASS A) ...................      2,710,514
  10,609,198     BRIERLEY INVESTMENTS LTD ................     10,354,916
   5,293,437     BRIERLEY INVESTMENTS LTD
                 (AUSTRALIA) .............................      5,115,937
   1,658,823     BTR PLC .................................      5,673,401
      53,553    oBTR PLC WTS 11/30/97 ....................          2,451
      42,115    oBTR PLC WTS 11/26/98 ....................          1,752
       1,848    oBUMI ARMADA BERHAD ......................          4,539
      78,500     CALI REALTY CORP ........................      2,669,000
   2,011,148     CHARTER PLC .............................     26,743,757
   2,194,400    oCOLTEC INDUSTRIES, INC ..................     42,790,800
     679,637    oCONCORD EFS, INC ........................     17,585,607
     361,000    oCOPYTELE, INC ...........................      1,962,937
       5,000     CORPORACION FINANCIERE ALBA S.A .........        635,366
     442,266     CRANE CO ................................     18,492,247
      33,900     CURTISS WRIGHT CORP .....................      1,974,675
     111,400     DE BEERS CENTENARY AG. (UNITS) ..........      4,114,102
      61,000     DESC SOCIEDAD DE FOMENTO
                  INDUSTRIAL S.A. DE CV SERIES B .........        446,313
       2,356     DESC S.A. DE CV SERIES C ................         17,622
     312,000    oEMPAQUES PONDEROSA S.A. SERIES B ........        257,303
       8,800    oEST ASIATIQUE ...........................        208,364
      70,000    oFABER GROUP BERHAD ......................         63,787
      85,000     GENCOR LTD ..............................        391,688
      19,100     GENTING INTERNATIONAL PLC ...............         56,345
      41,674     GEVAERT PHOTO-PRODUCTION NV .............      3,918,109
      42,360     GRANDE HOLDINGS LTD .....................         19,683
         385    oGROUPE BRUX LAMBERT NPV STRIP VVPR ......             64
      34,835     GROUPE BRUXELLES LAMBERT S.A ............      5,842,891
       1,155    oGROUPE BRUXELLES LAMBERT S.A
                  NPV (VVPR) WTS 12/20/98 ................         50,440
     298,000     GRUPO CARSO S.A. DE CV SERIES A .........      2,079,200
     176,551     GRUPO INDUSTRIAL ALFA S.A. SERIES A .....      1,202,974
     266,899    oHANSON PLC ..............................      1,325,937
      75,272    oHANSON PLC WTS 09/30/97 .................            313
     310,783     HARRISON & CROSSFIELD PLC ...............        574,132
   8,500,500     HUTCHINSON WHAMPOA LTD ..................     73,513,675
      10,000    oIFIL FINANZIARIA DI PARTECIPAZIONI ......         34,456
     110,000     INDUSTRIAS PENOLES S.A ..................        524,105
     942,436     ITT INDUSTRIES, INC .....................     24,267,727
      55,361     JARDINE MATHESON HOLDINGS LTD ...........        393,063
     162,300     JOHNS MANVILLE CORP .....................      1,917,168
   1,048,828     JOHNSON CONTROLS, INC ...................     43,067,499
   1,030,000    oKEPPEL CORP .............................      4,574,419
     257,500    oKEPPEL CORP (CLASS A) ...................      1,116,590
      55,500     KEYSTONE FINANCIAL, INC .................      1,734,375
      20,414    oLAGARDERE S.C.A .........................        593,540
     168,000     LAND & GENERAL BERHAD ...................        193,027
      31,500    oLION LAND BERHAD ........................         29,203
     449,288    oLITTON INDUSTRIES, INC ..................     21,706,226
     482,200     LOEWS CORP ..............................     48,280,275
     317,897     LONRHO PLC ..............................        674,571
     540,000     MALAYAN UNITED INDUSTRIES BERHAD ........        393,661
     700,000     MALAYSIA MINING CORP BERHAD .............        765,452
     792,544     MARK IV INDUSTRIES, INC .................     19,021,056
       8,927     MELCO INTERNATIONAL
                  DEVELOPMENT LTD ........................          2,909
     377,600    oMETROMEDIA INTERNATIONAL GROUP,INC ......      4,767,200
         819     MILLENNIUM CHEMICAL, INC ................         18,632
   3,985,400     MINNESOTA MINING &
                  MANUFACTURING CO .......................    406,510,800
     307,000    oMULTI-PURPOSE HOLDINGS BERHAD ...........        430,578
     116,418     MURRAY & ROBERTS HOLDINGS LTD ...........        273,366
       3,000     NOMA INDUSTRIES LTD (CLASS A) ...........         10,546
   2,820,812     PACIFIC DUNLOP LTD ......................      8,284,341
     534,324     NOBLEZA-PICCARDO SDAD INDUSTRIAL
                  COMERCIAL Y FINANCIERA .................      4,291,050
     123,800     POWER CORP OF CANADA ....................      3,042,056
     272,064     PREMIER GROUP HOLDINGS LTD ..............        395,904
      86,700     QUEBECOR, INC (CLASS B) .................      1,608,814
   2,709,742     ROCKWELL INTERNATIONAL CORP .............    159,874,778
   1,151,400     SIME DARBY BERHAD .......................      3,831,922
     106,000    oSOCIEDAD COMERCIAL DEL PLATA S.A ........        345,594
  32,360,000    +SOUTH CHINA HOLDINGS LTD ................      8,353,863
  52,046,000    +SOUTH CHINA INDUSTRIES LTD ..............      6,382,044
   1,057,272     SOUTHCORP HOLDINGS LTD ..................      3,928,856
     289,600     STANDEX INTERNATIONAL CORP ..............      8,688,000
      13,200     SUPERFOS AS .............................        324,491
   4,876,000     SWIRE PACIFIC LTD (CLASS A) .............     43,899,216
   1,006,800     TEXTRON, INC ............................     66,826,350
      25,099     TONGAAT HULETT GROUP LTD ................        444,095
   1,429,700     TRW, INC ................................     81,224,831
   4,182,342     TYCO INTERNATIONAL LTD ..................    290,934,165
     405,613    oU.S. INDUSTRIES, INC ....................     14,449,962
   1,080,000     UNITED INDUSTRIAL CORP ..................        815,778
      27,000    oUNITED INDUSTRIAL CORP WTS 07/05/99 .....          7,175
   3,045,950     UNITED TECHNOLOGIES CORP ................    252,813,850
     818,300     VIAD CORP ...............................     15,752,275
   1,240,446     WHITMAN CORP ............................     29,770,704
     318,118     WILLIAMS PLC ............................      1,710,103
     210,000    oYTL CORP BERHAD .........................        648,970
     113,800     ZEIGLER COAL HOLDING CO .................      2,660,075
                                                            -------------
                                                            2,285,875,583
                                                            -------------

                       See notes to financial statements.

    SHARES                                                       VALUE
    ------                                                       -----
                CONSTRUCTION--MATERIALS &
                 BUILDERS--0.98%
     900,000    oACP INDUSTRIES BERHAD ...................    $ 3,565,773
     385,000     ACP INDUSTRIES BERHAD WTS 10/24/01 ......              0
     962,731     ADELAIDE BRIGHTON HOLDINGS LTD ..........      1,543,535
       3,573     AKER RGI ASA ............................         62,471
       9,900     ALPHA LTD NPV ...........................        170,802
     155,000     AMEC PLC ................................        388,239
       8,000    oAMLI RESIDENTIAL PROPERTIES TRUST .......        189,000
     807,550    oAOKI CONSTRUCTION CO LTD ................        952,719
     104,200     APASCO S.A ..............................        746,671
     243,800     ARMSTRONG WORLD INDUSTRIES, INC .........     17,888,825
      20,000    oASANO SLATE CO LTD ......................         48,938
     192,700    oATKINSON (G.F.) CO OF CALIFORNIA ........      1,345,890
     153,400    oAVATAR HOLDINGS, INC ....................      5,138,900
      99,750     BARRATT DEVELOPMENTS LTD ................        408,394
      16,600    oBILFINGER & BERGER AG ...................        676,345
   3,007,034     BLUE CIRCLE INDUSTRIES PLC ..............     21,419,716
   3,100,420     BORAL LTD ...............................      9,686,220
       5,619    oBOUYGUES S.A ............................        462,747
     209,500    oBPB PLC .................................      1,131,436
      60,100     BUTLER MANUFACTURING CO .................      1,990,812
     375,300     CALMAT CO ...............................      8,068,950
     123,228     CAMAS PLC ...............................        202,012
   4,507,574     CARADON PLC .............................     15,116,440
   1,272,137    oCARADON PLC (LTD VOTING) (CLASS B) ......      2,085,459
     397,800     CARLISLE COS, INC .......................     13,873,275
     149,028    oCASTLE & COOKE, INC .....................      2,468,276
      42,900     CBR NV ..................................      3,937,911
     250,300    oCDI CORP ................................     10,434,381
     208,062    oCEMEX S.A. (CLASS A) (REGD) .............        897,168
      98,750    oCEMEX S.A. (CLASS B) ....................        480,435
     159,120    oCEMEX S.A. DE CV-CPO ....................        690,130
     287,800     CENTEX CORP .............................     11,691,875
     425,800    oCHAMPION ENTERPRISES, INC ...............      6,387,000
   1,049,000     CHICHIBU ONODA CEMENT CORP ..............      4,116,077
     348,000     CHIYODA CORP ............................      1,675,685
     100,000     CIMENTOS DE PORTUGAL ....................      2,333,627
   1,016,397     CLAYTON HOMES, INC ......................     14,483,657
       1,698     COLAS S.A ...............................        224,144
      17,900     COMMERCIAL NET LEASE REALTY, INC ........        274,093
      40,416    oCORCEMAR S.A. ...........................        256,667
       9,928    oCOSTAIN GROUP PLC .......................          7,600
     148,410     CRH PLC .................................      1,549,917
          82     CRISTALERIA ESPANOLA S.A ................          7,080
   2,557,250     CSR LTD .................................      9,828,524
     563,082     DAITO TRUST CONSTRUCTION CO LTD .........      6,643,044
   1,051,000     DAIWA HOUSE INDUSTRY CO LTD .............     12,858,564
         738    oDLW AG ..................................         92,408
   1,000,000    oDMCI HOLDINGS, INC ......................        329,843
      26,586     DRAGADOS Y CONSTRUCCIONES S.A ...........        553,120
     210,236    oDRAVO CORP ..............................      2,286,316
     195,900    oEAGLE HARDWARE & GARDEN, INC ............      4,481,212
      47,700     EMPRESAS ICA SOCIEDAD
                  CONTROLADORA S.A .......................        761,568
     240,700     FASTENAL CO .............................     11,794,300
     247,400     FLEETWOOD ENTERPRISES, INC ..............      7,375,612
   2,417,525     FLETCHER CHALLENGE LTD
                  (BUILDING DIVISION) ....................      7,258,991
     214,500     FLORIDA ROCK INDUSTRIES, INC ............      8,714,062
      33,962     FOMENTO DE CONSTRUCCIONES Y
                  CONTRATAS S.A ..........................      4,338,754
         360     FORBO HOLDINGS AG. (REGD) ...............        155,566
   2,283,300     FUJITA CORP .............................      3,990,751
     385,100    oGENLYTE GROUP, INC ......................      5,054,437
       8,388     GLAVERBEL S.A ...........................      1,231,932
          58    oGLAVERBEL STRIP NPV (VVPR) ..............              4
     245,100     GRANITE CONSTRUCTION, INC ...............      4,840,725
     780,000    oHASEKO CORP .............................      1,247,404
   1,867,600     HAZAMA-GUMI LTD .........................      3,851,745
      15,700     HEIDELBERGER ZEMENT AG ..................      1,486,571
     103,430     HEPWORTH PLC ............................        407,968
      32,200     HOCHTIEF AG .............................      1,441,294
       7,281     HOLDERBANK FINANCIERE
                  GLARUS AG. (REGD) ......................      5,902,528
       1,244     HOLLANDSCHE BETON GROEP NV (H.B.G.) .....        284,253
      66,100     HORTON (D.R.), INC ......................        685,787
     101,000     HUME INDUSTRIES BERHAD ..................        464,184
       4,141     IMETAL S.A ..............................        549,453
   1,525,000    oIMPREGILO S.P.A .........................      1,003,407
     454,853     INAX CORP ...............................      3,410,515
      65,000    oITALCEMENTI S.P.A .......................        405,132
      40,000    oITALCEMENTI S.P.A. (S/S) ................         97,608
     116,200    oJACOBS ENGINEERING GROUP, INC ...........      3,122,875
     419,710     JAMES HARDIE INDUSTRIES LTD .............      1,336,398
     100,000     JAPAN FOUNDATION ENGINEERING CO .........      1,092,375
      13,800     JDN REALTY CORP .........................        431,250
     309,970     JGC CONSTRUCTION CORP ...................      2,139,973
     117,700     JUSTIN INDUSTRIES, INC ..................      1,500,675
     737,756     KAJIMA CORP .............................      4,326,104
     961,797     KANDENKO CO LTD .........................      9,077,555
   1,040,605     KAUFMAN & BROAD HOME CORP ...............     18,275,625
   3,608,000     KEDAH CEMENT HOLDINGS BERHAD ............      5,632,146
     257,862     KINDEN CORP .............................      3,650,598
      26,000     KOMATSU CONSTRUCTION CO LTD .............         72,254
   2,669,279     KUMAGAI GUMI CO LTD .....................      4,455,424
     124,000     KUMAGAI GUMI (HK) LTD ...................        128,844
      24,800    oKUMAGAI GUMI (HK) LTD WTS 06/30/98 ......          6,882
     123,000     KYUNDENKO CO., LTD ......................      1,038,350
     351,535     LAFARGE CORP ............................      8,612,607
      30,768    ~LAFARGE S.A. (REGD) .....................      1,915,469
       5,060     LAFARGE S.A. (SPANISH CERTS) ............        318,227
      45,218     LAING (JOHN) (CLASS A) ..................        281,458
   1,337,072     LEIGHTON HOLDINGS LTD ...................      6,462,188
     514,600     LENNAR CORP .............................     16,435,037
     525,000     MAEDA CORP ..............................      2,950,067
     501,000     MAEDA ROAD CONSTRUCTION CO LTD ..........      4,312,565
     937,500     MALAYAN CEMENT BERHAD ...................      1,567,454
      22,500     MANUFACTURED HOME
                  COMMUNITIES, INC .......................        518,906
     140,749     MARLEY PLC ..............................        292,810
     465,507     MARTIN MARIETTA MATERIALS, INC ..........     15,070,789
   1,036,600     MASCO CORP ..............................     43,278,050
       1,000     MATSUO BRIDGE CO LTD ....................          3,355
      27,000     MCALPINE (ALFRED) PLC ...................         62,685
     496,192     MEDUSA CORP .............................     19,041,368
      55,469     MEYER INTERNATIONAL PLC .................        389,577
     273,350    oMILLER INDUSTRIES, INC ..................      4,373,600
     597,484     MISAWA HOMES CO LTD .....................      3,654,988
      17,039    oMORRISON KNUDSEN CORP WTS 03/11/03 ......        106,493
   2,001,136    oNEW WORLD INFRASTUCTURE LTD .............      5,656,783
     624,000     NIHON CEMENT CO LTD .....................      2,988,318
         300     NIPPON HODO CO LTD ......................          2,598
     568,000     NISHIMATSU CONSTRUCTION CO LTD ..........      3,971,001
     502,000     OAKWOOD HOMES CORP ......................     12,048,000
     609,320     OBAYASHI CORP ...........................      4,084,158
         875     OCP CONSTRUCCIONES S.A ..................         55,207
     101,280     OHKI CONSTRUCTION CO LTD ................        290,308
     100,000     OILES CORP ..............................      3,215,952

See notes to financial statements.

     SHARES                                                      VALUE
     ------                                                      -----
               CONSTRUCTION--MATERIALS &
                 BUILDERS--(CONTINUED)
      98,000     OKAMATO INDUSTRIES INC ..................    $   435,918
     628,740     OKUMURA CORP ............................      3,335,197
     546,600     OWENS CORNING CO ........................     23,572,125
   1,050,000     PENTA OCEAN CONSTRUCTION CO LTD .........      3,395,101
     401,160     PILKINGTON PLC ..........................        914,681
   2,266,600     PIONEER INTERNATIONAL LTD ...............      8,694,460
      62,700     PITTWAY CORP ............................      3,135,000
     252,119     PITTWAY CORP (CLASS A) ..................     12,542,920
     327,400     PLY-GEM INDUSTRIES, INC .................      5,934,125
     330,000    oPORTLAND HOLDINGS LTD ...................        564,227
      18,088     PORTLAND VALDERRIVAS S.A ................      1,480,682
   3,098,000     PT SEMEN CIBINONG (FR) ..................      8,117,147
     880,000    oPT SEMEN GRESIK (FR) ....................      1,971,156
     316,048     PULTE CORP ..............................     10,923,409
     223,121     REDLAND PLC .............................      1,264,413
     104,720     REPUBLIC GROUP, INC .....................      2,107,490
      97,000     RMC GROUP PLC ...........................      1,574,818
     244,696     RUGBY GROUP PLC .........................        492,769
     331,000     RYLAND GROUP, INC .......................      4,675,375
     182,100     SALIENT 3 COMMUNICATIONS (CLASS A) ......      2,185,200
     525,550     SANKYO ALUMINIUM INDUSTRY CO LTD ........      1,699,329
      95,000     SANWA SHUTTER CORP ......................        863,413
      79,000    oSATO KOGYO ..............................        165,691
      36,900     EUROC INDUSTRIA AB SERIES A .............      1,465,043
     141,785    oSCHNEIDER S.A ...........................      7,554,150
      19,000     SECURITY CAPITAL CORP ...................      1,795,500
   1,503,850     SEKISUI HOUSE LTD .......................     15,244,888
     190,000     SEMAPA SOC INV E GESTAO - SGPS ..........      4,680,340
   1,132,800     SHERWIN-WILLIAMS CO .....................     34,975,200
     711,000     SHIMIZU CORP ............................      4,268,625
      59,000    oSHOKUSAN JUTAKO SAGO ....................         84,042
     601,160     SIMON DEBARTOLO GROUP, INC ..............     19,237,120
     172,200     SKANSKA AB SERIES B FREE ................      7,616,318
     154,800     SKYLINE CORP ............................      3,811,950
     295,500    oSOLA INTERNATIONAL, INC .................      9,899,250
     135,836     ST. GOBAIN S.A ..........................     19,828,246
      23,100     STANDARD-PACIFIC CORP ...................        236,775
      71,300     STARRETT (L.S.) CO (CLASS A) ............      2,272,687
      34,000     STARRETT (L.S.) CO (CLASS B) ............      1,083,750
     119,300     STONE & WEBSTER, INC ....................      5,092,618
         900    oSTRABAG BAU AG ..........................         83,409
     242,495     SUMITOMO FORESTRY CO LTD ................      2,670,146
   2,184,000     SUMITOMO OSAKA CEMENT CO LTD ............      6,870,951
   1,036,200     SUNGEI WAY HOLDINGS BERHAD ..............      1,954,167
   3,000,000    oSUNWAY CITY BHD GROUP ...................      3,969,893
      34,000     SUZUNUI INDUSTRY CO LTD .................        116,176
   3,679,000     TAISEI CORP .............................     17,072,064
         750     TAKASHIMA & CO LTD ......................          2,687
  10,153,109     TARMAC PLC ..............................     21,122,274
   9,671,750     TAYLOR WOODROW PLC ......................     28,491,147
     245,388     TEXAS INDUSTRIES, INC ...................      6,518,118
     265,500    oTIME ENGINEERING BERHAD .................        401,826
      76,000     TOA CORP ................................        342,708
      72,000    oTOMOE ENGINEERING CO LTD ................        704,712
     366,000     TOSTEM CORP .............................     10,139,162
     299,369     TOTO LTD ................................      3,688,821
     270,000     TOYO ENGINEERING CO .....................      1,217,517
     108,000     TOYO EXTERIOR CORP ......................      1,481,784
      12,450     UNILAND CEMENTERA S.A ...................        724,583
     266,100    oUNITED ENGINEERING BERHAD ...............      1,918,789
     200,000    oURALITA S.A .............................      2,236,871
     294,600    oUSG CORP ................................     10,752,900
     305,700     VULCAN MATERIALS CO .....................     23,997,450
     509,100     WEBB (DELAWARE) CORP ....................      8,272,875
       2,340     WIENERBERGER BAUSTOFF AG ................        480,746
     801,100     WILSON (CONNOLLY) HOLDINGS PLC ..........      2,139,899
   3,976,000     WIMPEY (GEORGE) LTD .....................      8,933,296
     227,035     WOLSELEY PLC ............................      1,770,247
                                                            -------------
                                                              908,420,586
                                                            -------------
                CONTAINERS--0.13%
     212,204    oALLTRISTA CORP ..........................      5,809,084
     258,660     BALL CORP ...............................      7,775,966
      97,300     CCL INDUSTRIES, INC (CLASS B) ...........      1,202,497
     216,600     CLARCOR, INC ............................      5,360,850
     922,983     CROWN CORK & SEAL CO, INC ...............     49,321,904
      35,000     FP CORP .................................      1,061,351
     275,400    oGAYLORD CONTAINER CO ....................      2,117,137
   1,117,600    oOWENS ILLINOIS, INC .....................     34,645,600
     440,500     PLM AB ..................................      7,605,241
     271,000     SHIBUYA KOGYO ...........................      3,528,720
     184,200     WEST CO, INC ............................      5,272,725
                                                            -------------
                                                              123,701,075
                                                            -------------
                COSMETICS--0.83%
      39,000     ALBERTO CULVER CO (CLASS A) .............        909,187
     414,100     ALBERTO CULVER CO (CLASS B) .............     11,594,800
   2,043,532     AVON PRODUCTS, INC ......................    144,196,726
      35,600    oBEIERSDORF AG ...........................      1,838,631
     248,400     CARTER WALLACE, INC .....................      4,440,150
      82,500     CARTER WALLACE, INC (CLASS B) ...........      1,474,687
      33,402    oCLARINS S.A .............................      4,449,055
   5,603,372     GILLETTE CO .............................    530,919,497
     608,100     INTERNATIONAL FLAVORS &
                 FRAGRANCES, INC .........................     30,709,050
     166,900    oJAN BELL MARKETING, INC .................        406,818
      87,000     LAUDER (ESTEE) CO (CLASS A) .............      4,371,750
      27,698    oLOREAL S.A ..............................     11,681,205
     245,900     OPTICAL COATING LABORATORIES, INC .......      3,319,650
   3,000,000    oSASA INTERNATIONAL HOLDINGS LTD .........        977,758
     845,334     SHISEIDO & CO LTD .......................     13,962,136
       3,098   ~oWINDMERE CORP WTS 1/19/98 ...............         27,494
     389,300     WINDMERE-DURABLE HOLDING, INC ...........      6,374,787
                                                            -------------
                                                              771,653,381
                                                            -------------
                ELECTRICAL EQUIPMENT--3.97%
   9,358,230     ABB AB SERIES A .........................    131,313,476
   2,104,400     ABB AB SERIES B .........................     29,392,591
       4,391     ABB AG (REGD) ...........................      1,295,102
      59,206     ABB ASEA BROWN BOVERI LTD (BR) ..........     89,749,118
     150,501     ADVANTEST CORP ..........................     11,574,008
     148,640     ALCATEL ALSTHOM CIE GEN .................     18,633,829
      29,000     ALVIS PLC ...............................         57,193
     108,000   ~oAMCOL HOLDINGS LTD (SINGAPORE) ..........        197,901
     793,800    oAMERICAN POWER CONVERSION CORP ..........     15,082,200
     301,700     AMETEK, INC .............................      7,089,950
     285,000     ANRITSU CORP ............................      4,283,857
     360,300     BELDEN, INC .............................     12,272,718
     174,135     BICC LTD ................................        511,519
       1,327     CATENA CORP .............................          8,871
     525,000     DAIWA INDUSTRIES LTD ....................      4,909,133
      65,674     DELTA PLC ...............................        302,217
   3,109,670     EMERSON ELECTRIC CO .....................    171,226,204
         330     FUJITSU BUSINESS SYSTEMS LTD ............          9,257
     275,000     FUJITSU DENSO ...........................      8,459,352
   3,142,424     FUJITSU LTD .............................     43,664,012
  33,729,544     GENERAL ELECTRIC CO .....................  2,205,068,939
   2,240,994    oGENERAL ELECTRIC CO
                  (UNITED KINGDOM) .......................     13,389,573

                       See notes to financial statements.

     SHARES                                                        VALUE
     ------                                                        -----
                ELECTRICAL EQUIPMENT--(CONTINUED)
   2,257,300     GENERAL SIGNAL CORP .....................    $98,474,712
     291,000     GRAINGER (W.W.), INC ....................     22,752,562
         900     HITACHI ELECTRONICS LTD .................          8,101
   3,912,491     HITACHI LTD .............................     43,764,811
     193,000     HITACHI MAXELL LTD ......................      4,790,020
     855,200     HONEYWELL, INC ..........................     64,888,300
     566,076     HUBBELL, INC (CLASS B) ..................     24,907,344
     392,400     JUNO LIGHTING, INC ......................      6,376,500
      32,500     KODENSHA CO LTD .........................        260,160
     156,666    oLEADER UNIVERSAL HOLDINGS BERHAD ........        281,800
     155,000     MABUCHI MOTOR CO LTD ....................      9,007,724
     209,750     MIRAI INDUSTRY CO LTD ...................      4,802,473
   2,087,000     MITSUBISHI ELECTRIC CORP ................     11,690,745
   1,840,301     NIPPON ELECTRIC CORP (N.E.C.) ...........     25,731,824
     242,000     NITTO ELECTRIC WORKS ....................      4,314,269
       2,000     NKT HOLDINGS AS .........................        135,732
   3,140,002     PHILIPS ELECTRONICS NV ..................    225,327,395
      51,900     PHILIPS ELECTRONICS NV (NY REGD) ........      3,730,312
      94,397     REUNERT LTD .............................        323,641
     140,000    oSANSHIN ELECTRONICS CO LTD ..............      2,691,612
     100,000     SANSO ELECTRIC CO LTD ...................        865,161
     260,622     SIEBE PLC ...............................      4,411,269
   1,133,010     SIEMENS AG ..............................     67,326,496
   1,517,500     SUMITOMO ELECTRIC INDUSTRIES CO .........     25,461,950
   1,394,608     THOMAS & BETTS CORP .....................     73,304,083
     146,023     TOKYO ELECTRON CO LTD ...................      6,993,000
   8,257,864     WESTINGHOUSE ELECTRIC CORP ..............    190,963,105
     330,000     YAMATAKE HONEYWELL CO LTD ...............      6,286,836
     104,000     YOKOGAWA ELECTRIC CORP ..................        904,311
                                                            -------------
                                                            3,699,267,268
                                                            -------------
                ELECTRICAL EQUIPMENT--COMPONENTS
                 DIVERSIFIED--3.13%
   8,250,000    oACMA LTD ................................     14,194,302
   1,242,950    oADVANCED MICRO DEVICES, INC .............     44,746,200
     825,300    oALTERA CORP .............................     41,677,650
     230,701    oAMERICAN ANNUITY GROUP, INC .............      4,152,618
      70,000    oAMERICAN SUPERCONDUCTOR CORP ............        857,500
   1,599,382     AMP, INC ................................     66,774,198
      55,000    oANADIGICS, INC ..........................      1,705,000
   1,081,166    oANALOG DEVICES, INC .....................     28,718,471
     362,782    oARROW ELECTRONICS, INC ..................     19,272,793
      88,000     ASTEC LTD ...............................        202,112
     866,300    oATMEL CORP ..............................     24,256,400
     218,900     AVNET, INC ..............................     12,586,750
      73,600     AVX CORP ................................      1,987,200
     271,575     BALDOR ELECTRIC CO ......................      8,028,435
      15,076     BARCO INDUSTRIES NV .....................      3,057,090
     370,423    oBELL INDUSTRIES, INC ....................      5,787,859
      76,367     BOWTHORPE HOLDINGS PLC ..................        413,702
     348,000    oBURR BROWN CORP .........................     12,006,000
     141,900     CAE, INC ................................      1,131,415
     236,000    oCHIPS & TECHNOLOGIES, INC ...............      2,448,500
     432,700    oCIRRUS LOGIC, INC .......................      4,543,350
     124,600    oCOMPUCOM SYSTEMS, INC ...................        887,775
     101,200    oCOMPUTER PRODUCTS, INC ..................      2,530,000
     235,000    oCOMVERSE TECHNOLOGY, INC ................     12,220,000
     290,400    CORE INDUSTRIES, INC .....................      7,187,400
      63,000    oCOREL CORP ..............................        415,555
      78,996     CTS CORP ................................      5,445,786
     130,000     CUBIC CORP ..............................      3,380,000
      95,394    oCYBERGUARD CORP .........................        846,621
     467,400    oCYPRESS SEMICONDUCTOR CORP ..............      6,777,300
     372,400     DALLAS SEMICONDUCTOR CORP ...............     14,616,700
     207,560    oDII GROUP, INC ..........................      9,132,640
     400,000    oELECTRICIDADE DE PORTUGAL SA ............      7,350,188
     139,500    oELECTRO SCIENTIFIC INDUSTRIES, INC ......      5,841,562
     206,894    oESCO ELECTRONICS CORP
                  (TRUST RECEIPTS) .......................      2,612,036
     303,600     FISHER SCIENTIFIC INTERNATIONAL, INC ....     14,421,000
   1,005,538     FUTURIS CORP LTD ........................      1,604,633
   1,187,500    oGENERAL INSTRUMENT CORP .................     29,687,500
     108,000    oHADCO CORP ..............................      7,074,000
      55,000     HELIX TECHNOLOGY CORP ...................      2,227,500
      15,511     HIROSE ELECTRIC CO LTD ..................      1,065,427
     378,631     HOYA CORP ...............................     16,875,167
     184,700    oHUTCHINSON TECHNOLOGY, INC ..............      4,502,062
     747,200    oINTEGRATED DEVICE TECHNOLOGY, INC .......      7,845,600
   8,173,301     INTEL CORP ..............................  1,159,076,248
     332,800    oINTERNATIONAL RECTIFIER CORP ............      6,198,400
      61,000    oJABIL CIRCUIT, INC ......................      5,116,375
     140,000    oJOHNSON ELECTRIC HOLDINGS LTD ...........        417,435
     483,000    oKEMET CORP ..............................     12,014,625
     394,100    oKENT ELECTRONICS CORP ...................     14,458,543
          30     KEYENCE CORP ............................          4,456
     224,156     KYOCERA CORP ............................     17,825,983
     168,200    oLAM RESEARCH CORP .......................      6,233,912
     233,550    oLATTICE SEMICONDUCTOR CORP ..............     13,195,575
      21,685    oLE CARBONE LORRAINE .....................      5,281,825
      46,500     LEGRAND S.A .............................      8,197,508
     670,000     LINEAR TECHNOLOGY CO ....................     34,672,500
       8,800    oLITTLEFUSE, INC .........................        248,600
     446,200     LOGICON, INC ............................     23,648,600
     761,700    oLSI LOGIC CORP ..........................     24,374,400
     339,100    oMAGNETEK, INC ...........................      5,637,537
      45,600    oMARSHALL INDUSTRIES, INC ................      1,698,600
     166,000    oMATSUSHITA COMMUNICATION
                  INDUSTRIAL CO ..........................      5,614,108
   1,296,900    oMAXIM INTEGRATED PRODUCTS ...............     73,761,187
     228,900    oMEMC ELECTRONIC MATERIALS, INC ..........      7,496,475
     323,150     METHODE ELECTRONICS, INC (CLASS A) ......      6,422,606
   1,429,000    oMICRON TECHNOLOGY, INC ..................     57,070,687
     163,000     MIMASU SEMICONDUCTOR INDUSTRY ...........      3,660,854
   1,272,000     MINEBEA CO LTD ..........................     13,561,529
     280,246     MOLEX, INC ..............................     10,228,979
     332,762     MOLEX, INC (CLASS A) ....................     11,605,074
   5,443,100     MOTOROLA, INC ...........................    413,675,600
      97,400    oMRV COMMUNICATIONS, INC .................      2,873,300
     436,500     MURATA MANUFACTURING CO LTD .............     17,394,455
   1,513,250    oNATIONAL SEMICONDUCTOR CORP .............     46,343,281
     757,000     NGK SPARK PLUG CO LTD ...................      8,269,278
         950     NIHON DEMPA KOGYO CO LTD ................         17,268
     197,000     NITTO DENKO CORP ........................      3,839,130
      89,300    oOAK INDUSTRIES, INC .....................      2,567,375
     277,944     OMRON CORP ..............................      5,902,354
      22,200     OXFORD INSTRUMENTS GROUP PLC ............        130,609
     270,400     PACIFIC SCIENTIFIC CO ...................      3,582,800
      36,000     PIONEER-STANDARD ELECTRONICS, INC .......        486,000
     200,900    oPMC-SIERRA, INC .........................      5,273,625
     114,228     RACAL ELECTRONICS PLC ...................        460,065
     140,000    oROGERS CORP .............................      4,935,000
     322,100     ROHM CO .................................     33,215,016
     443,700    oS3, INC .................................      4,880,700
      70,000     SAES GETTERS S.P.A ......................      1,111,320
      29,350     SAMSUNG DISPLAY DEVICES CO ..............      1,523,517
     225,800    oSANMINA CORP ............................     14,338,300
      48,500     SGL CARBON AG ...........................      6,646,273

                       See notes to financial statements.

     SHARES                                                        VALUE
     ------                                                        -----
                ELECTRICAL EQUIPMENT--
                 COMPONENTS DIVERSIFIRED--(CONTINUED)
     159,016    oSGS-THOMSON MICROELECTRONICS NV .........    $12,567,456
     159,700    oSMART MODULAR TECHNOLOGIES, INC .........      5,389,875
      76,000    oSTANDARD MICROSYSTEMS CORP ..............        674,500
     286,000    oSUWA INTERNATIONAL HOLDINGS LTD .........         15,320
     295,000     SYMBOL TECHNOLOGIES, INC ................      9,919,375
     283,600    oSYMMETRICOM, INC ........................      4,076,750
     212,000     TAIYO YUDEN CO LTD ......................      3,501,542
      50,800     TB WOODS CORP ...........................        739,775
      90,800    oTCSI CORP ...............................        476,700
     132,000     TDK CORP ................................      9,701,338
   1,438,800     TEXAS INSTRUMENTS, INC ..................    120,949,125
     242,500    oTRICORD SYSTEMS, INC ....................        303,125
     155,500    oTRIMBLE NAVIGATION LTD ..................      2,760,125
     143,900    oUCAR INTERNATIONAL,INC ..................      6,583,425
     222,600    oUNIPHASE CORP ...........................     12,966,450
     117,000    oUNITRODE CORP ...........................      5,893,875
      10,167    oUNITRODE CORP WTS 08/21/97 ..............        223,674
     207,000    oVICOR CORP ..............................      4,657,500
     553,404    oVISHAY INTERTECHNOLOGY, INC .............     16,014,128
     379,100    oVITESSE SEMICONDUCTOR CORP ..............     12,391,831
     286,200    oVLSI TECHNOLOGY, INC ....................      6,761,475
     274,500    oWATERS CORP .............................      9,847,687
   1,106,200    oWESTERN DIGITAL CORP ....................     34,983,575
     457,700     WOODHEAD INDUSTRIES, INC ................      8,639,087
      95,075     WYLE ELECTRONICS ........................      3,755,462
     751,600    oXILINX, INC .............................     36,875,375
     195,400    oZILOG, INC ..............................      3,712,600
                                                            -------------
                                                            2,917,684,052
                                                            -------------
                ELECTRICAL EQUIPMENT--
                 INSTRUMENTS--0.49%
     339,000     ALPS ELECTRIC CO LTD ....................      4,740,033
     185,900     ANALOGIC CORP ...........................      6,320,600
   1,547,900    oAPPLIED MATERIALS, INC ..................    109,610,668
      50,000     ASAHI OPTICAL CO LTD ....................        204,055
     180,626    oAURA SYSTEMS, INC .......................        310,450
     198,987     BECKMAN INSTRUMENTS, INC ................      9,601,122
         700    oBERG ELECTRICS CORP .....................         25,156
       2,670     CANON SALES CO, INC .....................         62,299
   1,390,236     CANON, INC ..............................     37,905,729
     143,400    oCOHERENT, INC ...........................      6,381,300
     661,000     DAI NIPPON SCREEN
                  MANUFACTURING CO LTD ...................      6,238,597
     266,519     DANIEL INDUSTRIES, INC ..................      4,114,387
     215,000    oDESTEC ENERGY, INC ......................      4,635,937
     130,100    oDIONEX CORP .............................      6,667,625
     262,500    oELECTROGLAS, INC ........................      6,611,718
     410,600    oELECTRONICS FOR IMAGING, INC ............     19,400,850
     182,700    oESTERLINE CORP ..........................      6,508,687
      77,704     FLUKE CORP ..............................      4,603,962
     434,800    oGENERAL CABLE CORP ......................     11,141,750
      81,900    oGENRAD, INC .............................      1,852,987
      60,000     HUNG CHANG CO LTD .......................      4,796,760
     436,300    oINPUT/OUTPUT, INC .......................      7,907,937
      28,000     JEOL LTD ................................        184,497
     608,400    oKLA INSTRUMENTS CORP ....................     29,659,500
   1,051,000     KONICA CORP .............................      6,714,007
     228,100    oKULICHE & SOFFA INDUSTRIES, INC .........      7,406,121
      51,900    oLTX CORP ................................        337,350
     179,000     NIKON CORP ..............................      3,019,062
     407,205     OLYMPUS OPTICAL CO LTD ..................      3,665,321
     308,253     PERKIN-ELMER CORP .......................     24,525,379
       2,000    oRADISYS CORP ............................         79,500
     751,863     RICOH CO LTD ............................      9,855,796
     155,980     SATO CORP ...............................      2,753,480
      43,000     SEIKO CORP ..............................        311,519
     397,500    oSILICON VALLEY GROUP, INC ...............     10,484,062
     385,500     TEKTRONIX, INC ..........................     23,130,000
     593,338    oTERADYNE, INC ...........................     23,288,516
      88,593    oTHERMO INSTRUMENT SYSTEMS, INC ..........      2,702,086
      32,000    oTHREE-FIVE SYSTEMS, INC .................        476,000
   1,382,800     TOPPAN PRINTING CO LTD ..................     21,751,720
     301,150     VARIAN ASSOCIATES, INC ..................     16,337,387
      63,700     WATKINS-JOHNSON CO ......................      1,958,775
     336,500     X RITE, INC .............................      6,393,500
      79,908     YAMAHA CORP .............................      1,466,463
                                                              -----------
                                                              456,142,650
                                                            -------------
                ENVIRONMENTAL CONTROL--0.38%
     279,837    oAIR & WATER TECHNOLOGIES CORP
                 (CLASS A) ...............................        839,511
     502,800    oALLIED WASTE INDUSTRIES, INC ............      8,736,150
     176,685    oAMERICAN ECOLOGY CORP ...................        287,113
   1,821,775     BROWNING FERRIS INDUSTRIES, INC .........     60,574,018
     463,240    oCLEAN HARBORS, INC ......................        781,717
      65,100    oCULLIGAN WATER TECHNOLOGIES, INC ........      2,913,225
     190,650    oCUNO, INC ...............................      3,193,387
      96,000     DAISEKI CO LTD ..........................      2,013,465
      12,974    oFLUOR DANIEL GTI, INC ...................         87,574
     172,468    oINTERNATIONAL TECHNOLOGY CORP ...........      1,315,068
     460,749    oLAIDLAW ENVIRONMENTAL SERVICES, INC .....      1,382,247
     231,800    oNEW HORIZONS WORLDWIDE, INC .............      2,607,750
     554,684     OGDEN CORP ..............................     12,064,377
     212,300    oOHM CORP ................................      1,791,281
       5,595   xoOMEGA ENVIRONMENTAL, INC ................          2,622
   1,283,500    oREPUBLIC INDUSTRIES, INC ................     31,927,062
     230,000    oTETRA TECHNOLOGIES, INC .................      5,462,500
     502,950    oU.S. FILTER CORP ........................     13,705,387
   1,331,882    oU.S.A. WASTE SERVICES, INC ..............     51,443,942
     571,700    oUNITED WASTE SYSTEMS, INC ...............     23,439,700
   3,454,004     WASTE MANAGEMENT, INC ...................    110,959,878
     262,400    oWESTON (ROY F.), INC (CLASS A) ..........        787,200
     752,332     WHEELABRATOR TECHNOLOGIES, INC NEW ......     11,614,125
     469,035    oYORK RESEARCH CORP ......................      3,635,021
       3,712   ~oYORK RESEARCH CORP (CLASS C)
                  WTS 09/30/98 ...........................          4,640
                                                            -------------
                                                              351,568,960
                                                            -------------
                FINANCIAL--MISCELLANEOUS--3.67%
     283,700     AAMES FINANCIAL CORP ....................      5,248,450
   5,400,000    oABOITIZ EQUITY VENTURES, INC ............        421,744
     182,000     ACOM CO LTD .............................      8,779,548
      62,700     ADVANTA CORP (CLASS A) ..................      2,304,225
     388,900     ADVANTA CORP (CLASS B) ..................     13,878,868
     105,350     ALEX BROWN, INC .........................      7,440,343
       1,000     ALLIED CAPITAL COMMERCIAL CORP ..........         24,000
     245,700     AMBAC, INC ..............................     18,765,337
   3,503,199     AMERICAN EXPRESS CO .....................    260,988,325
   2,357,349     AMERICAN GENERAL CORP ...................    112,563,414
      58,200     AMERICAN HEALTH PROPERTIES, INC .........      1,462,275
     239,600    oAMRESCO, INC ............................      5,151,400
     650,000    oAMVESCAP ORD ............................      3,791,691
      84,840     AMVESCAP PLC ADR ........................      4,941,930
   1,383,000    oARAB MALAYSIAN FINANCE (FR) .............      2,931,481
     306,300    oARCADIA FINANCIAL LTD ...................      2,814,131
      28,700     ASSOCIATED ESTATES REALTY CORP ..........        674,450
     350,600     ASSOCIATES FIRST CAPITAL CORP ...........     19,458,300
     304,000     ASTORIA FINANCIAL CORP ..................     14,440,000
      36,000    oAVMIN LTD ...............................        127,791

                       See notes to financial statements.

  SHARES                                                          VALUE
  ------                                                          -----
                FINANCIAL--MISCELLANEOUS--(CONTINUED)
   1,800,000     BANCA FIDEURAM S.P.A ....................    $ 5,879,412
     292,489     BAY VIEW CAPITAL CORP ...................      7,677,836
     231,375     BEACON PROPERTIES CORP ..................      7,722,140
   1,588,728     BEAR STEARNS COS, INC ...................     54,314,638
     556,100     BENEFICIAL CORP .........................     39,517,856
      39,700     BERKSHIRE REALTY CO, INC ................        421,812
      16,778     BRADLEY REAL ESTATE, INC ................        322,976
      77,400     BRE PROPERTIES, INC (CLASS A) ...........      1,944,675
     158,580    oCALIFORNIA FEDERAL BANCORP ..............      2,676,037
      39,200     CAMDEN PROPERTY TRUST ...................      1,239,700
     832,776     CAPSTEAD MORTGAGE CORP ..................     20,559,157
      41,300     CARR AMERICA REALTY CORP ................      1,187,375
     272,600     CASE CORP ...............................     18,775,325
     165,448     CASH AMERICA INTERNATIONAL, INC .........      1,737,204
   1,057,050    oCATELLUS DEVELOPMENT CORP ...............     19,159,031
      39,500     CBL & ASSOCIATES PROPERTIES, INC ........        948,000
      32,200     CENTERPOINT PROPERTIES CORP .............      1,022,350
       2,520     CETELEM S.A .............................        317,200
      27,000     CHELSEA GCA REALTY, INC .................      1,026,000
     103,200    oCITYSCAPE FINANCIAL CORP ................      2,057,550
     146,400     CMAC INVESTMENT CORP ....................      6,990,600
     715,600    oCOAST SAVINGS FINANCIAL, INC ............     32,515,075
     229,200     COLLECTIVE BANCORP, INC .................     10,285,350
     588,487     COMDISCO, INC ...........................     15,300,662
      24,000     COMMERCIAL FEDERAL CORP .................        891,000
      15,721     COMPAGNIE BANCAIRE S.A ..................      2,008,306
       9,700    oCONTIFINANCIAL CORP .....................        354,050
     993,857     COUNTRYWIDE CREDIT INDUSTRIES, INC ......     30,995,915
     104,300    oCREDIT ACCEPTANCE CORP ..................      1,342,862
     144,650     CREDIT SAISON CO LTD ....................      3,539,469
     771,200     CWM MORTGAGE HOLDINGS, INC ..............     18,460,600
   1,193,108     DAIWA SECURITIES CO LTD .................      9,425,620
      35,100     DEVELOPERS DIVERSIFIED REALTY CORP ......      1,404,000
      21,500     DONALDSON, LUFKIN, & JENRETTE, INC ......      1,284,625
         533     DUFF & PHELPS CREDIT RATING CO ..........         16,189
      84,552     DUKE REALTY INVESTMENTS, INC ............      3,424,356
      45,600     DYNEX CAPITAL, INC ......................        635,550
     228,800     EATON VANCE CORP ........................      6,363,500
      42,289    oECHELON INTERNATIONAL CORP ..............        964,717
   1,002,000     EDWARDS (A.G.), INC .....................     42,835,500
      10,700     ENHANCE FINANCIAL SERVICES
                  GROUP, INC .............................        469,462
     167,500    oENVOY CORP ..............................      5,569,375
     370,162     EQUITY RESIDENTIAL PROPERTIES
                  TRUST CO ...............................     17,582,695
       1,157    oEURAFRANCE S.A ..........................        474,940
      16,200     EVANS WITHYCOMBE RESIDENTIAL, INC .......        336,150
     224,746     EVEREN CAPITAL CORP .....................      7,009,265
      20,000     EXCEL REALTY TRUST, INC .................        527,500
   6,829,400     FEDERAL HOME LOAN MORTGAGE CORP .........    234,760,625
  10,322,800     FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION ............................    450,332,150
      50,500     FEDERAL REALTY INVESTMENT TRUST .........      1,363,500
      69,200     FINANCIAL SECURITY ASSURANCE
                  HOLDINGS LTD ...........................      2,694,475
     233,300     FINOVA GROUP, INC .......................     17,847,450
     906,050     FIRST FINANCIAL CORP (WISCONSIN) ........     26,615,218
       3,620    oFIRST HUNGARY FUND LTD (CLASS A) ........      4,316,415
   1,598,400    oFIRST NIS REGIONAL FUND (FULLY PD) ......     30,369,600
      49,778    oFIRST RUSSIAN FRONTIER SERIES A WTS .....        559,207
     248,893    oFIRST RUSSIAN FRONTIERS PLC ORD SHS .....      5,602,496
      79,100    oFIRSTPLUS FINANCIAL GROUP, INC ..........      2,689,400
     194,154     FRANCHISE FINANCE CORP OF AMERICA .......      5,060,138
     536,100     FRANKLIN RESOURCES, INC .................     38,900,756
     431,200    oGARTNER GROUP, INC (CLASS A) ............     15,496,250
     140,400     GENERAL GROWTH PROPERTIES, INC ..........      4,703,400
     479,000    oGENTRA, INC .............................      1,215,207
   1,428,100    oGLENDALE FEDERAL SAVINGS
                  BANK, INC ..............................     37,309,112
     112,700     GLIMCHER REALTY TRUST ...................      2,324,437
     551,700     GOLDEN WEST FINANCIAL CORP ..............     38,619,000
     186,500    oGREAT FINANCIAL CORP ....................      6,550,812
   2,074,381     GREAT WESTERN FINANCIAL CORP ............    111,497,978
   1,112,800     GREEN TREE FINANCIAL CORP ...............     39,643,500
   3,282,400     H.F. AHMANSON & CO ......................    141,143,200
       4,800    oHANG LUNG DEVELOPMENT CO LTD
                  WTS 10/31/97 ...........................            359
     508,800     HEALTH AND RETIREMENT PROPERTY
                  TRUST ..................................      9,571,800
      13,800     HEALTH CARE REIT, INC ...................        335,512
      31,700     HEALTHCARE REALTY TRUST, INC ............        883,637
     273,900  x~oHEIZER CORP (LIQUIDATING TRUST) .........        113,394
     217,300     HIGHWOODS PROPERTIES, INC ...............      6,953,600
      25,066    oHOMG LEONG CREDIT .......................         92,857
     125,333     HONG LEONG CREDIT BERHAD ................        466,771
      12,533    oHONG LEONG CREDIT RTS ...................         12,166
     713,272     HOUSEHOLD INTERNATIONAL, INC ............     83,764,880
       2,000     INCENTIVE AB SERIES A FREE ..............        181,056
         800     INCENTIVE AB SERIES B FREE ..............         73,146
      35,939     INVESTORS FINANCIAL SERVICES CORP .......      1,707,102
      90,000    oITLA CAPITAL CORP .......................      1,462,500
     294,000     JACCS CO ................................    2,181,306A
     120,000    oLONG BEACH FINANCIAL CORP ...............      1,050,000
      60,400     MACERICH CO (THE) .......................      1,676,100
      96,075     MARYLAND FEDERAL BANCORP ................      4,179,262
     600,000    oMBF CAPITAL BERHAD ......................      1,103,012
   2,339,062     MBNA CORP ...............................     85,668,145
     180,000     MEDIOLANUM S.P.A ........................      2,028,952
     828,500     MEDITRUST CORP ..........................     33,036,437
      11,895    oMERCAPITAL S.A ..........................        105,945
      73,480     MERCURY ASSETS MANAGEMENT
                  GROUP PLC ..............................      1,505,423
   1,196,300    oMERCURY FINANCE CO ......................      2,915,981
   3,266,792     MERRILL LYNCH & CO, INC .................    194,782,473
     354,449     MERRY LAND & INVESTMENT CO, INC .........      7,687,112
       4,300     MGI PROPERTIES, INC .....................         94,868
   4,868,712     MORGAN STANLEY, DEAN WITTER, DISCOVER ...    209,658,910
      51,100     NATIONAL HEALTH INVESTORS, INC ..........      2,005,675
     123,300     NATIONWIDE HEALTH PROPERTIES, INC .......      2,712,600
     333,851     NEW PLAN REALTY TRUST ...................      7,365,587
         600    oNICE NICHIEI CO LTD .....................          1,358
     130,000     NICHIEI CO LTD (KYOTO) ..................     15,109,731
     848,000     NIPPON SHINPAN CO LTD ...................      3,068,018
   2,972,744     NOMURA SECURITIES CO LTD ................     41,046,519
       4,313     NPM HOLDINGS NV .........................        169,499
     822,000     ORIENT CORP .............................      3,354,674
      67,187     ORIX CORP ...............................      4,984,879
      16,547    oPACIFIC CREST CAPITAL, INC ..............        219,247
     872,100     PAINE WEBBER GROUP INC ..................     30,523,500
     268,200     PENNCORP FINANCIAL GROUP, INC ...........     10,325,700
   4,250,000     PEREGRINE INVESTMENT HOLDINGS LTD .......      8,749,807
      25,000    oPEREGRINE INVESTMENT WTS 05/15/98 .......         10,971
       7,900     PHOENIX, DUFF & PHELPS CORP .............         58,262
     256,700     PIONEER GROUP, INC ......................      5,904,100
     280,638     PIPER JAFFRAY COMPANIES, INC ............      5,753,079

                       See notes to financial statements.

     SHARES                                                      VALUE
     ------                                                      -----
                FINANCIAL--MISCELLANEOUS--(CONTINUED)
     302,800     PMI GROUP, INC ..........................    $18,887,150
      62,900     POST PROPERTIES, INC ....................      2,551,381
      38,000     POWER FINANCIAL CORP ....................        899,318
     493,100     PRICE (T. ROWE) ASSOCIATES, INC .........     25,456,287
     147,000     PROMISE CO LTD ..........................      8,427,192
     109,925     PROVIDENT FINANCIAL PLC .................      1,019,021
     264,300     PUBLIC STORAGE, INC .....................      7,730,775
     145,743     QUICK & REILLY GROUP, INC ...............      3,388,524
     140,000    oRASHID HUSSAIN BERHAD ...................        887,481
      35,800     REALTY INCOME CORP ......................        939,750
       7,600     REGENCY REALTY CORP .....................        207,100
     337,800     RFS HOTEL INVESTORS, INC ................      6,080,400
      34,803     RIT CAPITAL PARTNERS PLC ................        150,888
     395,000     ROOSEVELT FINANCIAL GROUP, INC ..........      8,690,000
     831,800     SALOMON, INC ............................     46,268,875
      79,760     SCHROEDERS LTD ..........................      2,178,338
     878,500     SCHWAB (CHARLES) CORP ...................     35,743,968
     108,800    oSEACOR SMIT, INC ........................      5,691,600
     500,700     SECURITY CAPITAL PACIFIC TRUST ..........     11,453,512
      17,000    oSHOKOH FUND & CO ........................      5,155,136
       2,500     SIRROM CAPITAL CORP .....................         86,250
     233,000     SPIEKER PROPERTIES, INC .................      8,198,687
     140,692     ST JAMES PLACE CAPITAL PLC ..............        306,741
     139,100     ST. FRANCIS CAPITAL CORP ................      5,390,125
     213,400     STEWART INFORMATION SERVICES CORP .......      4,401,375
      55,600     STORAGE USA, INC ........................      2,126,700
   1,036,250     STUDENT LOAN MARKETING
                  ASSOCIATION ............................    131,603,750
      28,100     SUMMIT PROPERTIES, INC ..................        579,562
      39,700     SUN COMMUNITIES, INC ....................      1,332,431
     426,500     TCF FINANCIAL CORP ......................     21,058,437
     397,875     THE MONEY STORE, INC ....................     11,414,039
      18,300     THORNBURG MORTGAGE ASSET CORP ...........        393,450
     615,200     TIG HOLDINGS, INC .......................     19,225,000
      12,100     TOWN & COUNTRY TRUST ....................        186,037
      30,200     TRINET CORPORATE REALTY TRUST, INC ......        998,487
     161,300     UNITED ASSET MANAGEMENT CORP ............      4,566,806
     291,700     UNITED COS FINANCIAL CORP ...............      8,240,525
     716,656     UNITED DOMINION REALTY TRUST, INC .......     10,167,557
     279,000     VALUE LINE, INC .........................     12,066,750
      46,897     VALUE REAL'N TRUST ......................         74,343
      94,850     WHITNEY HOLDING CORP ....................      4,007,412
     875,600     YAMAICHI SECURITIES CO LTD ..............      2,609,287
                                                            -------------
                                                            3,419,512,757
                                                            -------------
                FOODS--1.92%
       1,000     AARHUS OLIEFABRIK AS (CLASS A) ..........         49,768
       1,700     AARHUS OLIEFABRIK AS (CLASS B) ..........         85,888
     617,610     AJINOMOTO CO LTD ........................      6,638,671
   5,787,774     ARCHER DANIELS MIDLAND CO ...............    136,012,689
     171,000     ARIAKE JAPAN CO LTD .....................      6,545,336
      36,000     ARNOTTS LTD .............................        237,346
     365,200     ASSOCIATED BRITISH FOODS PLC ............      3,151,455
         254     AULT FOODS LTD ..........................          6,250
      62,749     BAGLEY S.A. (CLASS B) ...................        125,510
         770     BONGRAIN S.A ............................        301,521
     470,225     BRL HARDY LTD ...........................      1,333,779
     210,350     BURNS PHILP & CO LTD ....................        387,681
     427,978     CADBURY SCHWEPPES LTD ...................      3,814,279
   1,514,300     CAMPBELL SOUP CO ........................     75,715,000
     448,600     CHIQUITA BRANDS INTERNATIONAL, INC ......      6,168,250
   2,044,804     CONAGRA, INC ............................    131,123,056
   1,594,700     CPC INTERNATIONAL, INC ..................    147,210,743
      48,800     CULTOR OY SERIES 2 ......................      2,564,855
      22,500    oDANISCO AS ..............................      1,377,685
      29,042     DANONE GROUP ............................      4,803,240
     290,450     DEAN FOODS CO ...........................     11,726,918
      57,900     DEKALB GENETICS CORP (CLASS B) ..........      4,617,525
     216,000     DEL MONTE ROYAL FOODS LTD ...............        111,917
     470,884     DOLE FOOD, INC ..........................     20,130,291
     239,400     DREYERS GRAND ICE CREAM, INC ............      9,456,300
      99,332     EARTHGRAINS CO ..........................      6,512,454
       9,331    oERIDANIA BEGHIN-SAY S.A .................      1,398,619
     255,700     EZAKI GLICO CO LTD ......................      2,301,599
      95,986    oFINANZIARIA AUTOGRILL S.P.A .............        160,571
     916,475     FLOWERS INDUSTRIES, INC .................     15,408,235
      11,000     G.I.B. HOLDINGS LTD .....................        526,278
   1,997,554     GENERAL MILLS, INC ......................    130,090,704
     901,700    oGENERAL NUTRITION COS, INC ..............     25,247,600
     162,600     GOLDEN ENTERPRISES, INC .................      1,158,525
   3,696,417     GOODMAN FIELDER LTD .....................      5,400,243
      90,000     GRUPO INDUSTRIAL BIMBO S.A
                  DE CV SERIES A .........................        643,786
     272,000     GRUPO INDUSTRIAL MASECA SERIES B ........        297,491
   2,556,850     HEINZ (H.J.) CO .........................    117,934,706
      33,000     HERDEZ S.A. SERIES B ....................         17,009
     599,796     HERSHEY FOODS CORP ......................     33,176,216
     235,000    oHIPPO VALLEY ESTATES LTD ................        339,983
     284,300     HORMEL FOODS CORP .......................      7,640,562
     239,400     HOUSE FOODS CORP ........................      4,246,996
     100,000     HUDSON FOODS, INC .......................      1,631,250
      66,500     HUTECH NORIN CO LTD .....................      1,104,172
     617,600     IBP, INC ................................     14,359,200
     319,200    oINTERNATIONAL DAIRY QUEEN, INC
                  (CLASS A) ..............................      7,660,800
     266,800     INTERNATIONAL MULTIFOODS CORP ...........      6,703,350
     131,700     INTERSTATE BAKERIES CORP ................      7,811,456
   1,051,000     ITOHAM FOODS, INC .......................      5,804,723
     256,900    oJ & J SNACK FOODS CORP ..................      3,949,837
      42,600    oJP FOODSERVICE, INC .....................      1,222,087
     314,115     KATOKICHI CO LTD ........................      5,599,904
     596,300     KELLOGG CO ..............................     51,058,187
      65,000     KERRY GROUP (CLASS A) ...................        616,623
     386,301    oKIKKOMAN CORP ...........................      2,548,792
       5,500    oKOIPE S.A ...............................        422,557
       5,000     KORN-OG FODERSTOF KOMPAGNIET AS .........        159,862
     213,632     LANCE, INC ..............................      4,085,712
       4,119     MAPLE LEAF FOODS, INC ...................         44,336
      54,000    oMARUDAI FOOD CO LTD .....................        237,840
     124,000     MARUHA CORP .............................        324,007
     914,600     MCCORMICK & CO, INC (NON-VTG) ...........     23,093,650
     110,000     MEFOS LTD ...............................      1,009,354
     120,700     MEIJI MILK PRODUCTS CO LTD ..............        551,658
     509,000     MEIJI SEIKA KAISHA LTD ..................      2,802,335
     252,675     MICHAEL FOODS, INC ......................      4,674,487
     115,000    oMIDWEST GRAIN PRODUCTS, INC .............      1,523,750
     153,938     MOLINOS RIO DE LA PLATA S.A. (CLASS B) ..        601,957
   1,260,800     NABISCO HOLDINGS CORP (CLASS A) .........     50,274,400
      80,800     NATURES SUNSHINE PRODUCTS, INC ..........      1,464,500
     123,500    oNBTY, INC ...............................      3,458,000
      96,000     NESTLE MALAYSIA BERHAD ..................        718,859
      48,486     NESTLE S.A. (REGD) ......................     64,053,791
     132,000     NICHIREI CORP ...........................        658,675
     292,000     NIPPON BEET SUGAR MANUFACTURING
                  CO LTD .................................      1,069,199
     749,200     NIPPON MEAT PACKERS, INC ................      9,689,943
   1,982,000    oNIPPON SUISAN KAISHA LTD ................      6,737,751
      88,000     NISSIN FOOD PRODUCTS CO LTD .............      2,291,715

                       See notes to financial statements.

   SHARES                                                        VALUE
   ------                                                        -----
                FOODS-(CONTINUED)
      64,625     NUTRICIA NV .............................    $10,224,945
      71,500     ORKLA AS SERIES A .......................      5,283,776
       7,748     ORKLA AS SERIES B .......................        526,001
   1,570,000    oPARMALAT FINANZIARIA S.P.A ..............      2,220,199
      12,300    oPASCUAL HERMANOS S.A ....................          6,021
   2,638,555     PERDIGAO S.A. COMERICO E INDUSTRIA ......          5,391
     557,700     PIONEER-HI-BRED INTERNATIONAL, INC ......     44,616,000
     350,000    oPOWER PACIFIC LTD .......................         14,159
      18,574    oPROVIGO, INC ............................        105,687
   4,887,500    oPT CHAROEN POKPHAND INDONESIA (FR) ......      2,209,638
   2,200,000    oPT DAYA GUNA SAMUDERA (FR) ..............      3,955,875
     704,739    oQ.P. CORP ...............................      6,281,888
   1,122,532     QUAKER OATS CO ..........................     50,373,623
      30,000     RAISION TEHTAAT OY ......................      2,061,910
     579,243    oRALCORP HOLDINGS, INC ...................      8,543,834
     861,391     RALSTON PURINA CO .......................     70,795,572
     367,000     RICHFOOD HOLDINGS, INC ..................      9,542,000
      35,000     SANDERSON FARMS, INC ....................        612,500
      69,000     SANTISTA ALIMENTOS S.A ..................        147,408
   3,515,100     SARA LEE CORP ...........................    146,316,037
     272,800     SAVANNAH FOODS & INDUSTRIES, INC ........      4,791,050
     177,700    oSMITHFIELD FOODS, INC ...................     10,928,550
      40,631    oSMITH'S FOOD & DRUG CENTERS, INC
                  (CLASS B) ..............................      2,178,837
     101,900     SMUCKER, (J.M.) CO (CLASS A) ............      2,216,325
     199,400     SMUCKER, (J.M.) CO (CLASS B) ............      4,324,487
   1,352,950     SNOW BRAND MILK PRODUCTS CO .............      6,975,823
     207,100    oSPAGHETTI WAREHOUSE, INC ................      1,242,600
      88,000     TAKARA SHUZO CO LTD .....................        635,989
     162,147     TATE & LYLE PLC .........................      1,204,930
     208,200     TCBY ENTERPRISES, INC ...................      1,314,262
      41,700     TIGER OATS LTD ..........................        735,531
     266,122     TOOTSIE ROLL INDUSTRIES, INC ............     11,842,429
   1,092,000     TYSON FOODS, INC ........................     20,884,500
      97,900     UNIGATE PLC .............................        787,790
     336,000     UNILEVER LTD ............................      9,626,710
     274,800     UNILEVER NV CERTIFICATES ................     57,952,982
     238,175     UNITED BISCUITS HOLDINGS PLC ............        810,627
     212,920     UNIVERSAL FOODS CORP ....................      8,117,575
       8,420     VISCOFAN S.A ............................        197,217
      97,600     WESTON (GEORGE) LTD .....................      6,243,260
      79,400    oWHOLE FOODS MARKET, INC .................      2,630,125
      11,248    oWORMS CIE ...............................        666,719
     281,500     WRIGLEY (WM) JR CO ......................     18,860,500
     373,800     WRIGLEY (WM) JR CO (CLASS B) ............     25,044,600
     119,300    oYAMAZAKI BAKING CO LTD ..................      2,105,976
     300,000     YOMEISHU SEIZO CO LTD ...................      2,356,908
         280     YOSHINOYA D&C CO LTD ....................      3,425,688
                                                            -------------
                                                            1,788,160,703
                                                            -------------
                FOREST PRODUCTS--0.48%
     113,700     ABITIBI-CONSOLIDATED, INC ...............      2,031,535
   1,906,872     AMCOR LTD ...............................     12,571,930
   5,835,000     ARJO WIGGINS APPLETON PLC ...............     17,091,695
   2,220,700    oASIA PACIFIC RESOURCES
                  INTERNATIONAL HOLDINGS (CLASS A) .......     10,825,912
      72,300     AVENOR, INC .............................      1,404,494
   1,288,332     BOISE CASCADE CORP ......................     45,494,223
  10,450,977     CARTER HOLT HARVEY LTD ..................     26,988,791
      53,280     CARTIERE BURGO S.P.A ....................        295,429
     164,000    oCELULOSA ARGENTINA S.A ..................        114,811
   1,180,390     CHAMPION INTERNATIONAL CORP .............     65,216,547
     119,000    oCOLLINS & AIKMAN CORP ...................      1,190,000
     755,845     DELTA CORP ..............................      1,159,781
     173,680     DOMTAR, INC .............................      1,497,990
     147,800     DOMTAR, INC .............................      1,307,016
      39,300     DONOHUE, INC (CLASS A) ..................        854,595
   2,216,648     FLETCHER CHALLENGE LTD
                  (ENERGY DIVISION) ......................      6,685,875
   4,044,647     FLETCHER CHALLENGE LTD
                  (FORESTS DIVISION) .....................      5,866,728
     578,700     GEORGIA-PACIFIC CORP ....................     49,406,512
      77,000    oINTERNATIONAL FOREST PRODUCTS LTD .......        530,226
      80,340     KONINKLIJKE KNP BT NV ...................      1,832,897
      19,000    oKORSNAS AB SERIES A .....................        255,548
     868,836     LOUISIANA PACIFIC CORP ..................     18,354,160
     159,400     MACMILLAN BLOEDEL LTD ...................      2,189,497
      73,300     MADERAS Y SINTETICOS S.A. ADR ...........      1,218,612
      16,000     MO OCH DOMSJO AB SERIES B FREE ..........        525,580
      10,600     NORSKE SKOGINDUSTRIER SERIES A ..........        365,601
       2,400     NORSKE SKOGINDUSTRIER SERIES B ..........         79,335
       2,500     PAPIERWERKE WALDHOF-
                  ASCHAFFENBURG AG .......................        427,521
      33,400     POPE & TALBOT, INC ......................        549,012
     200,000     PORTUCEL INDUSTRIA EMPRESA (144A) .......      1,484,829
     191,000     POTLATCH CORP ...........................      8,642,750
     282,284     RAYONIER, INC ...........................     11,873,570
       7,000    oREPAP ENTERPRISES, INC ..................          2,841
     204,974     REXAM PLC ...............................        864,785
     319,900     SCA AB SERIES B .........................      6,702,164
      95,000     SLOCAN FOREST PRODUCTS LTD ..............        946,832
     412,779     SMURFIT (JEFFERSON) GROUP PLC ...........      1,202,229
     454,450     STORA KOPPARBERG BERGSLAGS
                  SERIES A FREE ..........................      7,346,525
      75,550     STORA KOPPARBERG BERGSLAGS
                  SERIES B FREE ..........................      1,231,092
      77,142     TABLEROS DE FIBRAS S.A. SERIES B ........      1,072,578
     326,600     TJ INTERNATIONAL, INC ...................      7,675,100
     483,300     UPM-KYMMENE OY ..........................     11,165,505
   1,572,750     WEYERHAEUSER CO .........................     81,783,000
     362,736     WILLAMETTE INDUSTRIES, INC ..............     25,391,520
                                                            -------------
                                                              443,717,173
                                                            -------------
                HEALTHCARE--DRUGS--6.19%
     340,100    oADVANCED TISSUE SCIENCE CO ..............      4,378,787
   1,207,991   +oAFFYMETRIX, INC .........................     41,977,687
     148,800    oAGOURON PHARMACEUTICALS, INC ............     12,034,200
     136,300    oALKERMES, INC ...........................      1,976,350
     734,150     ALLERGAN, INC ...........................     23,355,146
     293,100    oALLIANCE PHARMACEUTICAL CORP ............      2,949,318
      22,900    oALPHA BETA TECHNOLOGY, INC ..............        208,962
     805,800    oALZA CORP ...............................     23,368,200
   5,559,502     AMERICAN HOME PRODUCTS CORP .............    425,301,903
   3,096,700    oAMGEN, INC ..............................    179,995,687
      34,300    oAMYLIN PHARMACEUTICALS, INC .............        471,625
     102,549    oAQUILA BIOPHARMACEUTICALS, INC ..........        583,247
     415,037     ARBOR DRUGS, INC ........................      8,352,619
   2,493,546     ASTRA AB SERIES A FREE ..................     46,437,167
     385,066     ASTRA AB SERIES B FREE ..................      6,797,569
     491,000     BANYU PHARMACEUTICAL CO LTD .............      8,624,606
   2,999,800    oBB BIOVENTURES L. P .....................      2,999,800
     620,277     BERGEN BRUNSWIG CORP (CLASS A) ..........     17,290,221
     161,250    oBIO-RAD LABORATORIES, INC (CLASS A) .....      4,202,578
     355,400    oBIO-TECHNOLOGY GENERAL CORP .............      4,797,900
      34,000    oBIOCHEM PHARMACEUTICALS, INC ............        763,989
     944,900    oBIOGEN, INC .............................     32,008,487
      99,300    oBIOMIRA, INC ............................        503,841
     145,154     BLOCK DRUG, INC (CLASS A) ...............      6,350,487
   9,585,880     BRISTOL MYERS SQUIBB CO .................    776,456,280
     750,000    oBRITISH BIOTECH PLC .....................      2,845,953

                       See notes to financial statements.

    SHARES                                                         VALUE
    ------                                                         -----
                HEALTHCARE--DRUGS--(CONTINUED)
     122,600    oCELLPRO, INC ............................    $   735,600
     428,700    oCENTOCOR, INC ...........................     13,316,493
     306,700    oCEPHALON, INC ...........................      3,527,050
   4,096,568    oCHIRON CORP .............................     85,515,857
     854,180     CHUGAI PHARMACEUTICAL CO LTD ............      7,688,619
      85,500    oCLINTRIALS INC ..........................      1,026,000
     373,400     COLLAGEN CORP ...........................      6,534,500
      63,400    oCOLUMBIA LABORATORIES, INC ..............      1,038,175
         700    oCOPLEY PHARMACEUTICAL, INC ..............          5,075
     246,700    oCYGNUS, INC .............................      4,255,575
     524,982    oCYTOGEN CORP ............................      2,559,287
     530,468     DAIICHI PHARMACEUTICAL CO LTD ...........      9,364,234
         950     DAINIPPON PHARMACEUTICAL CO LTD .........          7,214
     400,400    oDURA PHARMACEUTICALS, INC ...............     15,965,950
     313,641     EISAI CO LTD ............................      5,947,771
     145,241     ELF SANOFI S.A ..........................     14,249,522
     154,269    oENZO BIOCHEMICAL, INC ...................      2,439,378
     497,214     F.H. FAULDING & CO LTD ..................      2,831,096
      47,000    oFDM PHARMACEUTICALS .....................      1,825,245
     325,600    oFOREST LABORATORIES, INC ................     13,492,050
       3,400    oGENENTECH, INC ..........................        200,387
     404,700   +oGENSET S.A ..............................     23,099,162
     175,481    oGENSIA SICOR, INC .......................        778,696
     792,500    oGENZYME CORP (GENERAL DIVISION) .........     21,991,875
      35,302    oGENZYME CORP (TISSUE REPAIR DIVISION) ...        357,432
     332,000    oGILEAD SCIENCES, INC ....................      9,171,500
   6,166,381     GLAXO WELLCOME PLC ......................    127,257,577
      13,410     HAFSLUND AS SERIES A ....................         80,597
      25,802     HAFSLUND AS SERIES B ....................        140,274
     425,900    oHUMAN GENOME SCIENCES, INC ..............     14,161,175
       2,400    oIDEC PHARMACEUTICALS CORP ...............         58,200
     149,500    oIMMUNE RESPONSE CORP ....................      1,139,937
     265,400    oIMMUNEX CORP ............................      9,620,750
     601,500    oIMMUNOMEDICS, INC .......................      2,631,562
      27,400    oINCYTE PHARMACEUTICALS, INC .............      1,835,800
     344,100    oINTERNEURON PHARMACEUTICALS, INC ........      6,925,012
     115,900    oISIS PHARMACEUTICALS, INC ...............      1,687,793
     770,559    oIVAX CORP ...............................      8,620,628
     287,100     JONES MEDICAL INDUSTRIES, INC ...........     13,637,250
     137,000     KAKEN PHARMACEUTICALS CO LTD ............        705,176
      53,555     KISSEI PHARMACEUTICALS CO LTD ...........      1,179,403
     491,080     KYOWA HAKKO KOGYO .......................      3,682,148
      25,000     LABORATORIO CHILE ADR ...................        712,500
   4,576,610     LILLY (ELI) & CO ........................    500,280,680
     349,700    oLIPOSOME CO, INC ........................      3,125,443
     547,200   ~oMARTEK BIOSCIENCES CORP .................      6,429,600
     140,210   ~oMARTEK BIOSCIENCES CORP WTS 5/18/98 .....        257,986
      23,500    oMATRIX PHARMACEUTICALS, INC .............        157,156
     188,000    oMEDIMMUNE, INC ..........................      3,478,000
  10,109,017     MERCK & CO, INC .........................  1,046,283,259
      66,000     MERCK KGAA ..............................      2,914,437
     275,300    oMILLENNIUM PHARMACEUTICALS, INC .........      4,439,212
         450     MOCHIDA PHARMACEUTICAL CO LTD ...........          4,129
     175,350    oMOLECULAR BIOSYSTEMS, INC ...............      1,578,150
   1,328,550     MYLAN LABORATORIES, INC .................     19,596,112
     125,000    oMYRIAD GENETICS, INC ....................      3,375,000
      38,900    oNEUROGEN CORP ...........................        884,975
     302,672    oNEXSTAR PHARMACEUTICALS, INC ............      4,313,076
     237,400    oNORTH AMERICAN VACCINE, INC .............      4,584,787
      26,300     NOVARTIS AG (BR) ........................     42,068,448
      92,238     NOVARTIS AG (REGD) ......................    147,666,821
     124,420     NOVO NORDISK AS (CLASS B) ...............     13,585,337
      13,410     NYCOMED AS SERIES A .....................        197,830
      25,802     NYCOMED AS SERIES B .....................        370,069
     134,200    oPAREXEL INTERNATIONAL CORP ..............      4,260,850
   5,595,500     PFIZER, INC .............................    668,662,250
     313,242    oPHARMACEUTICAL RESOURCES, INC ...........        861,415
   4,553,085     PHARMACIA & UPJOHN, INC .................    158,219,703
     143,300    oPROTEIN DESIGN LABORATORIES, INC ........      4,084,050
     130,000    oREGENERON PHARMACEUTICALS, INC ..........      1,316,250
     244,300    oREPLIGEN CORP ...........................        290,106
     412,700     RHONE-POULNEC RORER, INC ................     37,504,112
     100,000    oRIBOZYME PHARMACEUTICALS, INC ...........        875,000
     128,000     RIKEN VITAMIN CO LTD ....................      1,566,028
     213,700    oROBERTS PHARMACEUTICAL CORP .............      2,390,768
       1,369     ROCHE HOLDINGS AG. (BR) .................     18,827,385
      10,107     ROCHE HOLDINGS AG. (GENUSSCHEINE) .......     91,544,629
     770,713     SANKYO CO LTD ...........................     25,930,754
     536,500     SANTEN PHARMACEUTICAL CO LTD ............     10,830,373
     279,200    oSCHERER (R.P.) CORP .....................     14,413,700
     134,170     SCHERING AG .............................     14,347,855
   6,619,412     SCHERING-PLOUGH CORP ....................    316,904,349
     748,450    oSCIOS, INC ..............................      4,771,368
     322,400    oSEPRACOR, INC ...........................      8,321,950
     200,000    oSEQUANA THERAPEUTICS, INC ...............      2,175,000
     451,500    oSEQUUS PHARMACEUTICALS, INC .............      2,878,312
     664,950     SHIONOGI & CO LTD .......................      5,160,166
   5,738,416     SMITHKLINE BEECHAM/BECKMAN LTD ..........    105,580,177
     214,500    oSOMATOGEN, INC ..........................        992,062
     211,800    oSYNCOR INTERNATIONAL CORP ...............      2,223,900
      40,375     SYNTHELABO S.A ..........................      5,260,930
     275,700     TAISHO PHARMACEUTICAL CO LTD ............      7,444,867
   1,544,100     TAKEDA CHEMICAL INDUSTRIES LTD ..........     43,450,325
         702     TANABE SEIYAKU CO LTD ...................          6,318
       1,000     TEIKOKU HORMONE MANUFACTURING ...........         11,972
     652,000     TERUMO CORP .............................     12,478,243
     238,228    oU.S. BIOSCIENCE, INC ....................      2,292,944
     231,100    oVERTEX PHARMACEUTICALS, INC .............      8,839,575
   1,910,800     WARNER-LAMBERT CO .......................    237,416,900
     351,600    oWATSON PHARMACEUTICALS, INC .............     14,855,100
     384,903    oXOMA CORP ...............................      1,852,345
     445,485     YAMANOUCHI PHARMACEUTICAL CO LTD ........     11,990,727
     982,592     ZENECA GROUP PLC ........................     32,477,611
                                                            -------------
                                                            5,765,933,010
                                                            -------------
                HEALTHCARE--HOSPITAL SUPPLY--0.93%
     254,000    oAMERISOURCE HEALTH CORP (CLASS A) .......     12,668,250
     624,000    oBIOCOMPATIBLES INTERNATIONAL PLC ........     13,516,379
     902,400    oDEPUY, INC ..............................     20,755,200
      62,400     HOGY MEDICAL CO .........................      2,644,770
     294,800    oIMMUCOR, INC ............................      2,911,150
  11,149,454     JOHNSON & JOHNSON CO ....................    717,746,101
     373,500     MCKESSON CORP ...........................     28,946,250
     954,700     MILLIPORE CORP ..........................     42,006,800
     110,000     NOBEL BIOCARE AB ........................      1,550,618
       4,050    oRADIOMETER AS (CLASS B) .................        208,892
     571,600     U.S. SURGICAL CORP ......................     21,292,100
                                                            -------------
                                                              864,246,510
                                                            -------------
                HEALTHCARE--OTHER--1.42%
   6,243,588     ABBOTT LABORATORIES CO ..................    416,759,499
     121,800    oACCESS HEALTH, INC ......................      2,984,100
     231,400    oACUSON CORP .............................      5,322,200
     217,060    oADVANCED TECHNOLOGY
                  LABORATORIES, INC ......................      9,333,580
     596,793     ALLEGIANCE CORP .........................     16,262,609
      71,800    oAMERICAN DRUG CO ........................         15,078
      71,800    oAMERICAN DRUG CO WTS 08/05/98 ...........          2,333

                       See notes to financial statements.

     SHARES                                                      VALUE
     ------                                                      -----
                HEALTHCARE--OTHER--(CONTINUED)
     247,100     ARROW INTERNATIONAL, INC ................    $ 7,227,675
     316,433     BALLARD MEDICAL PRODUCTS CO .............      6,348,437
     613,972     BARD (C.R.), INC ........................     22,294,858
     461,200     BAUSCH & LOMB, INC ......................     21,734,050
   1,918,737     BAXTER INTERNATIONAL, INC ...............    100,254,008
     161,373    oBEC GROUP, INC ..........................        736,264
   1,124,312     BECTON DICKINSON & CO ...................     56,918,295
   1,339,300    oBIOMET, INC .............................     24,944,462
     120,000    oBIORA AB ................................      1,117,376
     400,100    oBIOWHITTAKER, INC .......................      4,451,112
     798,600    oBOSTON SCIENTIFIC CORP ..................     49,063,987
     203,900    oCIRCON CORP .............................      2,905,575
         700    oCNS, INC ................................          6,387
     133,812    oCORAM HEALTHCARE CORP ...................        326,166
     409,100    oCOVENTRY CORP ...........................      6,187,637
     134,400    oDATASCOPE CORP ..........................      2,637,600
     238,900     DENTSPLY INTERNATIONAL, INC .............     11,706,100
     165,800     DIAGNOSTIC PRODUCTS CORP ................      5,233,062
     181,300    oE-Z-EM, INC (CLASS A) ...................      1,495,725
     225,270    oE-Z-EM, INC (CLASS B) ...................      1,605,048
     784,996    oENZON, INC ..............................      1,766,241
     102,963    oEPITOPE, INC ............................        810,833
       8,600    oESSILOR INTERNATIONAL ...................      2,321,754
     869,037    oFRESENIUS MEDICAL CARE AG. ADR ..........     25,310,702
     119,000     FUKUDA DENSHI CO ........................      2,443,861
     368,000    oGENESIS HEALTH VENTURES, INC ............     12,420,000
     610,913     GUIDANT CORP ............................     51,927,605
     125,100    oGULF SOUTH MEDICAL SUPPLY, INC ..........      2,439,450
      26,800    oHAEMONETICS CORP ........................        512,550
     159,423    oHEALTHDYNE TECHNOLOGIES, INC ............      2,750,046
     336,800     HILLENBRAND INDUSTRIES, INC .............     15,998,000
     350,000    oIDEXX LABORATORIES, INC .................      4,353,125
      30,000   ~oINTERNATIONAL HYDRON
                  (LIQUIDATING TRUST) ....................            600
     123,000    oISOLYSER CO, INC ........................        334,406
      60,100     KINETIC CONCEPTS, INC ...................      1,081,800
      57,000     LOEWEN GROUP, INC .......................      1,979,052
   5,094,652     LONDON INTERNATIONAL GROUP PLC ..........     14,668,720
      14,677    oLYNX THERAPEUTICS, INC ..................        176,124
     497,000    oMEDAPHIS CORP ...........................      5,001,062
     165,700    oMEDCO RESEARCH, INC .....................      1,594,862
   1,811,472     MEDTRONIC, INC ..........................    146,729,232
     372,000     MENTOR CORP .............................     11,020,500
     681,116    oNELLCOR PURITAN BENNETT, INC ............     12,345,227
     124,300    oNEUROMEDICAL SYSTEMS, INC ...............        687,534
     396,412     OWENS & MINOR, INC ......................      5,921,404
     831,926     PALL CORP ...............................     19,342,279
     177,350    oPATTERSON DENTAL CO .....................      6,085,321
     143,412    oPHARMACEUTICAL PRODUCT
                  DEVELOPMENT ............................      3,155,064
     101,000    oPHYMATRIX CORP ..........................      1,552,875
     328,600    oPHYSICIAN RELIANCE NETWORK, INC .........      3,080,625
     393,100    oPHYSICIAN SALES & SERVICE, INC ..........      7,468,900
     180,900    oPLAYTEX PRODUCTS, INC ...................      1,695,937
     228,008    oQUEST DIAGNOSTICS, INC ..................      4,688,414
      16,000     SAGAMI RUBBER INDUSTRIES CO LTD .........         78,301
      51,500    oSCHEIN (HENRY), INC .....................      1,609,375
     265,500    oSOFAMOR DANEK GROUP, INC ................     12,146,625
     306,360    oSPACELABS MEDICAL, INC ..................      7,812,180
     567,950    oST. JUDE MEDICAL, INC ...................     22,150,050
     388,672    oSTERIS CORP .............................     14,526,616
     670,000     STEWART ENTERPRISES, INC (CLASS A) ......     28,140,000
     597,800    oSTRYKER CORP ............................     20,848,275
     351,100    oSUMMIT TECHNOLOGY, INC ..................      2,326,037
     108,300    oSUNRISE MEDICAL, INC ....................      1,638,037
     628,600    oSYBRON INTERNATIONAL CORP ...............     25,065,425
     231,900    oSYNETIC, INC ............................      8,580,300
     163,500    oTECNOL MEDICAL PRODUCTS, INC ............      3,637,875
     395,450    oTHERMEDICS, INC .........................      6,203,621
     139,500    oTHERMO CARDIOSYSTEMS, INC ...............      3,627,000
      75,500    oTHERMOTREX CORP .........................      1,882,781
     100,000    oTRANSKARYOTIC THERAPIES, INC ............      3,087,500
       3,443    oVITALINK PHARMACY SERVICES, INC .........         65,847
     428,200    oVIVUS, INC ..............................     10,196,512
                                                            -------------
                                                            1,323,159,685
                                                            -------------
                HEALTHCARE--SERVICE--1.45%
     163,600    oADAC LABORATORIES, INC ..................      3,865,050
   1,720,521     AETNA, INC ..............................    176,138,337
      24,000     ANALYSTS INTERNATIONAL CORP .............        804,000
     314,300    oAPRIA HEALTHCARE GROUP, INC .............      5,578,825
     303,200    oAVATEX CORP .............................        360,050
     943,661    oBEVERLY ENTERPRISES CO ..................     15,334,491
   2,142,229    CARDINAL HEALTH, INC .....................    122,642,610
     174,100    oCERNER CORP .............................      3,656,100
   1,934,181    oCHIROSCIENCE GROUP PLC ..................      7,806,214
     163,900    oCOASTAL PHYSICIAN GROUP, INC ............        266,337
   6,110,499     COLUMBIA/HCA HEALTHCARE CORP ............    240,218,991
     772,416    oCOVANCE, INC ............................     14,917,284
       6,000    oEXTENDICARE INC (MULTI-VTG) .............         91,330
      64,000    oEXTENDICARE INC (SUB-VTG)(CLASS A) ......        946,361
   1,156,675    oFOUNDATION HEALTH SYSTEMS (CLASS A) .....     35,061,710
      21,000     FRESENIUS AG ............................      4,338,343
     347,700    oHEALTH CARE & RETIREMENT CORP ...........     11,604,487
      35,300     HEALTH CARE PROPERTY INVESTORS, INC .....      1,244,325
   1,145,900    oHEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) ..............................     32,658,150
     132,300    oHEALTH MANAGEMENT SYSTEMS, INC ..........        603,618
     281,827    oHEALTHCARE COMPARE CO ...................     14,760,689
     245,000    oHEALTHDYNE INFORMATION ENTERPRISES ......        627,812
   2,712,350    oHEALTHSOUTH CORP ........................     67,639,228
     464,919    oHORIZON/CMS HEALTHCARE CORP .............      9,327,437
   1,245,532    oHUMANA, INC .............................     28,802,927
         200    oI-STAT CORP .............................          3,425
     207,000    oINTEGRATED HEALTH SERVICES, INC .........      7,969,500
         200    oINTEGRATED SILICON SOLUTION, INC ........          1,518
     277,400     INVACARE CORP ...........................      6,484,225
     358,160    oLABORATORY CORP OF AMERICA
                  HOLDINGS ...............................        940,170
      75,098    oLABORATORY CORP OF AMERICA
                  HOLDINGS WTS 04/28/00 ..................          4,693
     332,000    oLINCARE HOLDINGS, INC ...................     14,276,000
     192,000    oLIVING CENTERS OF AMERICA, INC ..........      7,584,000
     332,300    oMAGELLAN HEALTH SERVICES, INC ...........      9,802,850
     524,650     MANOR CARE, INC .........................     17,116,706
     329,500    oMARINER HEALTH GROUP, INC ...............      5,086,656
     500,100    oMATRIA HEALTHCARE, INC ..................      2,000,400
      57,000    oMAXICARE HEALTH PLANS, INC ..............      1,275,375
      47,000     MDS INC, (CLASS B) ......................      1,028,849
   2,790,313    oMEDPARTNERS, INC ........................     60,340,518
     299,800    oMID ATLANTIC MEDICAL SERVICES, INC ......      4,665,637
      78,590     MORRISON HEALTH CARE, INC ...............      1,252,528
     116,100    oMULTICARE COS, INC ......................      3,178,237
      42,600     NICHII GAKKAN CO ........................      2,382,600
     713,200    oNOVACARE, INC ...........................      9,895,650
     249,000    oOCCUSYSTEMS, INC ........................      7,221,000
     764,300     OMNICARE, INC ...........................     23,979,912
     215,600    oORTHODONTIC CENTERS OF AMERICA, INC .....      3,921,225
     676,300    oOXFORD HEALTH PLANS, INC ................     48,524,525
     210,159    oPACIFICARE HEALTH SYSTEMS, INC
                  CLASS A ................................     12,727,754
      85,858    oPACIFICARE HEALTH SYSTEMS, INC
                  CLASS B ................................      5,484,179

                       See notes to financial statements.

  SHARES                                                         VALUE
  ------                                                         -----
                HEALTHCARE--SERVICE--(C0NTINUED)
     103,200    oPEDIATRIX MEDICAL GROUP, INC ............    $ 4,727,850
     514,087    oPHYCOR, INC .............................     17,703,871
     272,900    oPHYSICIAN CORP OF AMERICA ...............      1,739,737
      24,700    oPHYSICIANS HEALTH SERVICES, INC
                  (CLASS A) ..............................        666,900
     252,800    oPHYSICIANS RESOURCE GROUP INC ...........      2,275,200
     392,800    oRENAL TREATMENT CENTERS, INC ............     10,556,500
     236,900    oROTECH MEDICAL CORP .....................      4,752,806
     218,700    oSAFEGUARD HEALTH ENTERPRISES, INC .......      2,323,687
      73,900    oSIERRA HEALTH SERVICES, INC .............      2,309,375
     409,800    oSUN HEALTHCARE GROUP, INC ...............      8,528,962
   3,427,762    oTENET HEALTHCARE CORP ...................    101,333,214
      93,400    oTOTAL RENAL CARE HOLDINGS, INC ..........      3,753,512
   1,398,794     UNITED HEALTHCARE CORP ..................     72,737,288
     341,200    oUNIVERSAL HEALTH SERVICES, INC ..........     13,136,200
     332,432    oVALUE HEALTH, INC .......................      6,731,748
     569,488    oVENCOR, INC .............................     24,060,868
      86,600    oVISX, INC ...............................      2,056,750
      97,500     VITAL SIGNS, INC ........................      1,712,343
     228,053    oWELLPOINT HEALTH NETWORKS, INC ..........     10,461,931
                                                            -------------
                                                            1,348,011,580
                                                            -------------
                HOUSEHOLD--CONSUMER
                 ELECTRONICS--0.20%
      38,500    oBANG & OLUFSEN HOLDINGS A/S
                 (CLASS B) ...............................      2,380,598
     803,000     CASIO COMPUTER CO LTD ...................      6,996,364
       1,212     FUJI DENKI REIKI CO LTD .................          9,532
     167,880     HARMAN INTERNATIONAL
                  INDUSTRIES, INC ........................      7,071,945
   3,059,854     MATSUSHITA ELECTRIC
                  INDUSTRIAL CO LTD ......................     61,769,548
      60,335     MATSUSHITA ELECTRIC INDUSTRIAL
                  CO LTD ADR .............................     12,338,507
     247,582     PIONEER ELECTRONIC CORP .................      6,014,861
   2,544,400     SANYO ELECTRIC CO LTD ...................     11,429,052
     996,120     SHARP CORP ..............................     13,754,046
     637,220     SONY CORP ...............................     55,630,969
     207,800    oSUN TELEVISION & APPLIANCES, INC ........        409,106
     374,000     UNIDEN CORP .............................      5,523,572
         460     VICTOR CO OF JAPAN LTD ..................          6,351
     319,922    oZENITH ELECTRONICS CORP .................      3,779,078
                                                            -------------
                                                              187,113,529
                                                            -------------
                HOUSEHOLD--DURABLE GOODS--0.47%
     145,662     BASSETT FURNITURE INDUSTRIES, INC .......      4,124,055
     946,800     BLACK & DECKER CORP .....................     35,209,125
   1,114,200     CERAMCO CORP LTD ........................      1,102,598
     608,660     CITIZEN WATCH CO LTD ....................      4,702,066
     171,200     DYNAMICS CORP OF AMERICA ................     10,657,200
     138,674     ELECTROLUX AB SERIES B ..................     10,007,257
   1,641,505     EMAIL LTD ...............................      5,829,325
     174,800     FEDDERS CORP ............................        994,175
     152,950     FEDDERS CORP (CLASS A) ..................        860,343
     907,544    oFISHER & PAYKEL INDUSTRIES LTD ..........      3,537,016
     501,200    oGENTEX CORP .............................      9,898,700
     100,000    oINDUSTRIE NATUZZI S.P.A. ADR ............      2,562,500
      57,913     JD GROUP LTD ............................        357,527
     178,567    oLADD FURNITURE, INC .....................      2,455,296
     905,400     LEGGETT & PLATT, INC ....................     38,932,200
      61,600     LIBBEY, INC .............................      2,156,000
   1,019,003     MAYTAG CO ...............................     26,621,453
      29,400     NATIONAL PRESTO INDUSTRIES, INC .........      1,185,187
   1,818,462     NEWELL COS, INC .........................     72,056,556
   1,303,700     SHAW INDUSTRIES, INC ....................     13,851,812
   2,023,900     STANLEY WORKS CO ........................     80,956,000
   2,133,100     SUNBEAM CORP ............................     80,524,525
     188,000     TAKARA STANDARD CO ......................      1,642,932
     476,900     WHIRLPOOL CORP ..........................     26,020,856
                                                              -----------
                                                              436,244,704
                                                              -----------
                HOUSEHOLD--PRODUCTS--1.89%
      47,800     AMSTRAD PLC .............................        226,727
     388,913     APTARGROUP, INC .........................     17,598,313
      11,636     BIC S.A .................................      1,904,652
     188,000    oBRIGHTPOINT, INC ........................      6,121,750
      26,500    oCHICAGO MINIATURE LAMP, INC .............        659,187
     123,400     CHURCH & DWIGHT CO, INC .................      3,300,950
     229,233     CLOROX CO ...............................     30,258,756
   2,134,372     COLGATE PALMOLIVE CO ....................    139,267,773
   1,154,300     DIAL CORP ...............................     18,035,937
      60,500    oEKCO GROUP, INC .........................        351,656
     259,500    oFIRST ALERT, INC ........................        729,843
     301,100     FIRST BRANDS CORP .......................      6,906,481
     162,200     GENERAL HOUSEWARES CORP .................      1,601,725
       7,300     HERBALIFE INTERNATIONAL, INC ............        118,625
   1,533,183     KAO CORP ................................     21,303,593
     371,500     KIMBERLY CLARK DE MEXICO S.A
                  DE CV SERIES A .........................      1,494,499
   7,891,746     KIMBERLY-CLARK CORP .....................    392,614,363
     135,053     LANCASTER COLONY CORP ...................      6,533,188
   1,415,916     LION CORP ...............................      6,483,813
      66,296     NORITAKE CO LTD .........................        596,741
     629,600    oPERRIGO CO ..............................      7,870,000
     558,800     PREMARK INTERNATIONAL, INC ..............     14,947,900
   6,975,908     PROCTER & GAMBLE CO .....................    985,347,005
   1,029,500     RUBBERMAID, INC .........................     30,627,625
     265,200    oSCOTTS CO (CLASS A) .....................      7,690,800
       1,100     SMH AG. (BR) ............................        629,261
      22,532     SMH AG. (REGD) ..........................      3,056,246
     129,600     STANHOME, INC ...........................      4,260,600
     770,380     SWEDISH MATCH CO ........................      2,590,384
     334,600     TAMBRANDS, INC ..........................     16,688,175
     204,880     THOMAS INDUSTRIES, INC ..................      5,890,300
     575,700     TUPPERWARE CORP .........................     21,013,050
      57,000     UNI CHARM CORP ..........................      2,032,341
     163,200    oUSA DETERGENTS, INC .....................      1,672,800
                                                            -------------
                                                            1,760,425,059
                                                            -------------
                INSURANCE--BROKERS & OTHER--0.25%
     275,900    oABR INFORMATION SERVICES, INC ...........      8,001,100
     229,800     CRAWFORD & CO (CLASS A) .................      3,533,175
     189,000     CRAWFORD & CO (CLASS B) .................      3,071,250
     234,000     DAI-TOKYO FIRE & MARINE INSURANCE .......      1,357,830
   1,337,598     EQUIFAX, INC ............................     49,741,925
     367,700     GALLAGHER (ARTHUR J.) & CO ..............     13,880,675
      71,100    oINSIGNIA FINANCIAL GROUP, INC ...........      1,288,687
     302,900     JOHN ALDEN FINANCIAL CORP ...............      6,341,968
      20,500    oMARSCHOLLEK LAUTENSCHALEGER
                  UND PARTNER A.G. .......................      4,917,363
     961,120     MARSH & MCLENNAN COS, INC ...............     68,599,940
     385,900     MBIA, INC ...............................     43,534,343
      69,200     NORRELL CORP ............................      2,283,600
     613,200    oQUORUM HEALTH GROUP, INC ................     21,921,900
                                                            -------------
                                                              228,473,756
                                                            -------------
                INSURANCE--LIFE--0.64%
     439,934    oAEGON NV ARS ............................     30,822,875
     252,200     AMERICAN NATIONAL INSURANCE CO ..........     22,508,850
     303,600    oAMERIN CORP .............................      7,362,300
   1,251,750     AON CORP ................................     64,778,062
     412,300     ARGONAUT GROUP, INC .....................     12,162,850
     163,500     BERKLEY (W.R.) CORP .....................      9,626,062
       9,900     COMMERCE GROUP, INC .....................        243,787

                       See notes to financial statements.

   SHARES                                                        VALUE
   ------                                                        -----
               INSURANCE--LIFE--(CONTINUED)
   1,305,912     CONSECO, INC ............................    $48,318,744
     758,800     EQUITABLE COS, INC ......................     25,230,100
     231,300     EQUITABLE OF IOWA COS ...................     12,952,800
     130,599     IRISH LIFE PLC ..........................        665,109
     776,750     JEFFERSON-PILOT CORP ....................     54,275,406
     505,347     LEGAL & GENERAL GROUP PLC ...............      3,410,453
      11,400     LIBERTY CORP ............................        464,550
      68,874     LIBERTY LIFE ASSOCIATION OF AFICA LTD ...      1,867,822
      36,000     LIFE RE CORP ............................      1,678,500
      60,000     METROPOLITAN LIFE LTD ...................        116,150
   1,650,000    oNORWICH UNION PLC .......................      8,773,773
      27,100     PRESIDENTIAL LIFE CORP ..................        525,062
      28,900     PROTECTIVE LIFE CORP ....................      1,452,225
     232,575     PROVIDENT COS, INC ......................     12,442,762
     862,600    oPROVIDIAN FINANCIAL CORP ................     27,711,025
     822,102     PRUDENTIAL CORP PLC .....................      7,956,224
       1,300     REINSURANCE GROUP OF AMERICA, INC .......         74,750
     513,678     RELIANCE GROUP HOLDINGS, INC ............      6,099,926
     434,411     RELIASTAR FINANCIAL CORP ................     31,766,304
     266,384     SEAFIELD CAPITAL CORP ...................      9,523,228
      29,200     SOUTHERN LIFE ASSOCIATION LTD ...........        315,467
     963,574     SUNAMERICA, INC .........................     46,974,232
     850,050     TORCHMARK CORP ..........................     60,566,062
   1,419,700     UNUM CORP ...............................     59,627,400
      67,900     VESTA INSURANCE GROUP, INC ..............      2,936,675
     291,924     WASHINGTON NATIONAL CORP ................      8,319,834
     551,600     WESTERN NATIONAL CORP ...................     14,789,775
                                                              -----------
                                                              596,339,144
                                                              -----------
                INSURANCE--MULTI-LINE, PROPERTY &
                 CASUALTY--3.32%
     322,900     20TH CENTURY INDUSTRIES .................      6,780,900
       1,800    oAACHENER & MUNCHENER
                  BERTEIL (REGD) .........................      1,590,726
     896,423     AFLAC, INC ..............................     42,355,986
       9,300    oAGF UNION-FENIX .........................        107,492
     220,000    oALLEANZA ASSICURAZIONI ..................      1,727,602
      18,662    oALLEANZA ASSICURAZIONI (S/S) NON CV .....         94,370
     129,751    oALLEGHANY CORP (DELAWARE) ...............     28,220,842
     379,820    oALLIANZ AG. (REGD) ......................     79,555,986
     215,900     ALLIED GROUP, INC .......................      8,204,200
     497,500     ALLMERICA FINANCIAL CORP ................     19,837,812
      40,600     ALLMERICA PROPERTY &
                  CASUALTY COS, INC ......................      1,329,650
   5,296,353     ALLSTATE CORP ...........................    386,633,769
     352,400     AMERICAN BANKERS INSURANCE
                  GROUP, INC .............................     22,289,300
   3,276,184     AMERICAN INTERNATIONAL GROUP, INC .......    489,379,985
   1,925,283    oASSICURAZIONI GENERALI S.P.A ............     34,980,851
      15,867     ASSUR STAD ROTTERDAM NV .................        726,417
     265,053     AXA UAP .................................     16,500,940
     134,800     AYUDHYA INSURANCE CO LTD (FR) ...........      1,014,718
       4,600     CAPITAL RE CORP .........................        246,100
         800     CAPMAC HOLDINGS, INC ....................         26,900
      19,950     CHIYODA FIRE & MARINE
                  INSURANCE CO LTD .......................         98,503
   1,987,500     CHUBB CORP ..............................    132,914,062
     819,278     CIGNA CORP ..............................    145,421,845
     328,387     CINCINNATI FINANCIAL CORP ...............     25,942,573
     189,700    oCNA FINANCIAL CORP ......................     20,001,493
      61,220     COLONIA KONZERN AG. (REGD) ..............      5,656,155
     292,652     COMMERICAL UNION ASSURANCE CO LTD .......      3,075,788
       7,625     CORPORACION MAPFRE S.A ..................        406,444
       2,900     EA-GENERALI AG ..........................        762,780
     689,000     EVEREST REINSURANCE HOLDINGS, INC .......     27,301,625
     126,630     FAI INSURANCES LTD ......................         61,666
       7,850    oFAIRFAX FINANCIAL HOLDINGS LTD ..........      2,276,022
     166,744     FIRST AMERICAN FINANCIAL CORP ...........      6,503,016
     387,000     FOREMOST CORP OF AMERICA ................     23,171,625
       2,035    oFORTIS AG NPV (STRIP VVPR) ..............            452
      63,327     FORTIS AG ...............................     13,087,973
     437,280     FREMONT GENERAL CORP ....................     17,600,520
      10,200     FRONTIER INSURANCE GROUP, INC ...........        660,450
       5,428     GEFION FINANCE CORP .....................        103,145
     804,000     GENERAL REINSURANCE CORP ................    146,328,000
   1,992,662     GIO AUSTRALIAN HOLDINGS LTD .............      6,120,899
       5,520    oGROUPE DES ASSURANCES NATIONALE .........        127,869
     399,066     GUARDIAN ROYAL EXCHANGE
                  ASSURANCE PLC ..........................      1,793,246
       3,000    xHAFNIA HOLDINGS AS (REGD)(CLASS A) ......              0
       2,490    xHAFNIA HOLDINGS AS (REGD)(CLASS B) ......              0
   1,299,736     HARTFORD FINANCIAL SERVICES
                  GROUP, INC .............................    107,553,154
      94,600     HCC INSURANCE HOLDINGS, INC .............      2,524,637
      85,331    oHIGHLANDS INSURANCE GROUP, INC ..........      1,717,286
     873,774     HIH WINTERHUR INTERNATIONAL
                  HOLDINGS LTD ...........................      2,094,820
     149,800     HORACE MANN EDUCATORS CORP ..............      7,340,200
     211,800     HSB GROUP, INC ..........................     11,304,825
   1,550,514     ING GROEP NV ............................     71,618,137
   8,300,000    oINSTITUTO NAZIONALE DELLE
                  ASSICURAZION ...........................     12,640,236
     268,300    oINSURANCE AUTO AUCTIONS, INC ............      2,548,850
      50,000     KOA FIRE & MARINE INSURANCE CO LTD ......        302,806
     248,740     LAWYERS TITLE CORP ......................      4,694,967
   1,158,200     LINCOLN NATIONAL CORP ...................     74,559,125
   3,537,600    oMALAYSIA ASSURANCE ALLIANCE BERHAD ......     20,603,321
      29,298     MAPFRE VIDA S.A .........................      1,902,332
      25,000     MERCURY GENERAL CORP ....................      1,818,750
     564,600     MGIC INVESTMENT CORP ....................     27,065,512
      28,500     MILANO ASSICURAZIONI ....................         68,707
       7,125     MILANO ASSICURAZIONI DI RISP ............          9,845
     804,300     MITSUI TAISHO MARINE & FIRE CO LTD ......      5,819,827
      13,876    oMUNCHENER RUECKVERSICHERUNGS-
                  GESELLSCHAFT (REGD) (P/P) ..............     38,938,150
         364    oMUNCHENER RUECKVERSICHERUNGS-
                  GESELLSCHAFT (REGD) (P/P)
                  WTS 03/13/98 ...........................        128,463
     447,200     NAC RE CORP .............................     21,633,300
     229,550     NICHIDO FIRE & MARINE INSURANCE
                  CO LTD .................................      1,677,047
     702,650     NIPPON FIRE & MARINE INSURANCE
                  CO LTD .................................      3,794,803
     209,600     NISSAN FIRE & MARINE INSURANCE ..........      1,153,967
     387,500     OHIO CASUALTY CORP ......................     17,050,000
   1,012,390     OLD REPUBLIC INTERNATIONAL CORP .........     30,688,071
     516,706     ORION CAPITAL CORP ......................     38,107,067
   3,975,000     PACIFIC & ORIENT BERHAD .................      9,449,298
     278,450     PROGRESSIVE CORP ........................     24,225,150
     976,947     QBE INSURANCE GROUP LTD .................      5,855,429
     508,919     RAS S.P.A ...............................      4,024,836
      19,600    oRAS S.P.A. WTS 12/31/97 .................         41,489
   3,252,007     ROYAL & SUN ALLIANCE INSURANCE
                  GROUP PLC ..............................     23,976,556
      19,000     ROYALE BELGE VIE ACCIDENTS ..............      5,522,866
   1,092,400     SAFECO CORP .............................     51,001,425
      50,000    oSAI S.P.A ...............................        386,904
       6,000     SAMPO INSURANCE CO SERIES A .............        583,341
      19,285    oSCHWEIZERISCHE RUCKVERSICHERUNG
                  (REGD) .................................     27,315,672
     231,489     SEDGWICK GROUP LTD ......................        477,731
     526,000     SELECTIVE INSURANCE GROUP, INC ..........     25,478,125
     231,833     SKANDIA FORSAKRINGS AB ..................      8,544,879

                       See notes to financial statements.

  SHARES                                                         VALUE
  ------                                                         -----
               INSURANCE--MULTI-LINE,
                PROPERTY & CASUALTY--(CONTINUED)
   1,692,840     ST. PAUL COS, INC .......................   $129,079,050
     454,000    oUNI-STOREBRAND AS SERIES A ..............      2,710,057
   1,926,365     SUMITOMO MARINE & FIRE
                 INSURANCE CO ............................     15,824,433
   2,339,822     TOKIO MARINE & FIRE INSURANCE
                  CO LTD .................................     30,671,556
     768,100     TRANSAMERICA CORP .......................     71,865,356
       9,800     TRANSATLANTIC HOLDINGS, INC .............        972,650
   5,546,028     TRAVELERS GROUP, INC ....................    349,746,390
     226,400     TRAVELERS PROPERTY CASUALTY CORP ........      9,027,700
     100,500    oUICI ....................................      2,964,750
     390,800     UNITRIN, INC ............................     23,838,800
     517,700     USF&G CORP ..............................     12,424,800
     170,750     WILLIS CORROON GROUP PLC ................        368,012
      59,602     ZURICH INSURANCE CO (REGD) ..............     23,752,491
                                                            -------------
                                                            3,090,508,648
                                                            -------------
                LEISURE TIME--1.10%
     128,100    oACCLAIM ENTERTAINMENT, INC ..............        528,412
     134,750    oAMC ENTERTAINMENT, INC ..................      2,476,031
      64,300    oANCHOR GAMING CO ........................      3,070,325
     668,900     ARCTIC CAT, INC .........................      6,939,837
     187,200    oARGOSY GAMING CORP ......................        608,400
     158,566    oASCENT ENTERTAINMENT GROUP, INC .........      1,446,914
         500     AUTHENTIC FITNESS CORP ..................          6,312
     432,574    oAUTOTOTE CORP (CLASS A) .................        513,681
      67,050    oBALLY TOTAL FITNESS HOLDING CORP ........        620,212
      44,000    oBELL SPORTS CORP ........................        357,500
      99,791    oBERLITZ INTERNATIONAL, INC NEW ..........      2,488,538
   1,238,300     BRUNSWICK CORP ..........................     38,696,875
     803,500     CALLAWAY GOLF CO ........................     28,524,250
   1,046,600     CARNIVAL CORP (CLASS A) .................     43,172,250
      96,750    oCASINO AMERICA, INC .....................        211,640
     226,800    oCASINO MAGIC CORP .......................        283,500
      33,060    oCHARTWELL LEISURE, INC ..................        442,177
         575    oCHRIS CRAFT INDUSTRIES, INC .............         27,743
     857,884    oCIRCUS CIRCUS ENTERPRISES, INC ..........     21,125,393
     208,500     COACHMEN INDUSTRIES, INC ................      3,570,562
   6,072,310     DISNEY (WALT) CO ........................    487,302,877
     171,034     EMI GROUP PLC ...........................      3,067,124
     219,400    oGALOOB TOYS, INC ........................      4,141,175
      36,847     GAUMONT S.A .............................      2,692,452
      44,080    oGC COS, INC .............................      2,016,660
     236,500     GENTING BERHAD ..........................      1,133,777
     343,710     GRANADA GROUP LTD (CLASS A) .............      4,519,088
     331,000    oGRAND CASINOS, INC ......................      4,882,250
     290,700    oGTECH HOLDINGS CORP .....................      9,375,075
   1,087,100    oHARRAHS ENTERTAINMENT, INC ..............     19,567,800
   1,300,264     HASBRO, INC .............................     36,894,991
     213,100    oHOLLYWOOD ENTERTAINMENT CORP ............      4,874,662
     219,500    oHOLLYWOOD PARK, INC .....................      3,210,187
     290,525     HUFFY CORP ..............................      4,248,928
   1,462,988     INTERNATIONAL GAME TECHNOLOGY CO ........     25,968,037
     446,800     JOSTENS, INC ............................     11,951,900
     288,500    oJUMBOSPORTS, INC ........................      1,099,906
     393,458     K2, INC .................................     12,467,700
     264,700     KIMBALL INTERNATIONAL, INC (CLASS B) ....     10,654,175
   9,250,193     LADBROKE GROUP PLC ......................     36,178,476
     611,250     MAGNUM CORP BERHAD ......................        920,266
   2,096,158     MATTEL, INC .............................     71,007,352
   1,022,300    oMIRAGE RESORT, INC ......................     25,813,075
         800     NAMCO LTD ...............................         30,901
      15,000     NATIONAL GOLF PROPERTIES, INC ...........        521,250
      86,000     NINTENDO CO LTD .........................      7,214,918


     178,100     OUTBOARD MARINE CORP ....................      3,161,275
     370,500    oPLAYERS INTERNATIONAL, INC ..............      1,111,500
     347,600    oPRESIDENT CASINOS, INC ..................        195,525
     182,000    oPRIMADONNA RESORTS, INC .................      3,514,875
     339,000     RANK GROUP PLC ..........................      2,146,772
     329,000    oREGAL CINEMAS, INC ......................     10,857,000
      25,000    oSALOMON S.A .............................      1,908,110
         700     SANKYO CO LTD ...........................         21,043
      63,700    oSCIENTIFIC GAMES HOLDINGS CORP ..........      1,313,812
     177,012     SEGA ENTERPRISES LTD ....................      5,878,249
      54,000     SHIMANO, INC ............................      1,132,574
      37,300     SHOCHIKU CO LTD .........................        352,041
      28,400     SHOWBOAT, INC ...........................        495,225
       1,892   xoSLM INTERNATIONAL, INC WTS 04/01/02 .....         18,920
      68,800    oSODAK GAMING, INC .......................      1,014,800
         850     SONY MUSIC ENTERTAINMENT INC ............         39,889
      65,500    oSPEEDWAY MOTORSPORTS, INC ...............      1,424,625
      51,100    oSPELLING ENTERTAINMENT GROUP, INC .......        351,312
     261,600    oSTATION CASINOS, INC ....................      2,190,900
     297,600     STRUM, RUGER & CO, INC ..................      5,840,400
   2,108,000    oSYDNEY HARBOUR CASINO
                  HOLDINGS LTD ...........................      3,284,972
     125,000     TABCORP HOLDINGS LTD ....................        674,280
     170,034     THORN PLC ...............................        486,738
     104,000     TOEI CO .................................        713,451
      32,754     TOHO CO LTD .............................      5,409,883
     313,200    oTRUMP HOTEL & CASINO RESORT, INC ........      3,366,900
     105,275    oWHG RESORTS & CASINO, INC ...............      1,144,865
     506,500     WINNEBAGO INDUSTRIES, INC ...............      3,640,468
     335,400    oWMS INDUSTRIES, INC .....................      8,405,962
   1,512,049     ZIMBABWE SUN LTD ........................        563,456
      20,862    oZODIAC S.A ..............................      5,330,105
                                                            -------------
                                                            1,022,855,481
                                                            -------------
                MACHINERY--1.68%
     375,000     AEROQUIP-VICKERS, INC ...................     17,718,750
     388,800     AGCO CORP ...............................     13,972,500
      36,600     AIDA ENGINEERING LTD ....................        240,525
     548,744     AMADA CO LTD ............................      4,843,428
         220     AMADA METRECS CO LTD ....................          2,307
      44,200     AMANO CORP ..............................        502,142
     283,625     APPLIED INDUSTRIAL TECHNOLOGIES, INC ....     10,210,500
      15,000    oAPPLIED POWER, INC (CLASS A) ............        774,375
     284,010     ATLAS COPCO AB SERIES A FREE ............      7,419,435
      24,500     ATLAS COPCO AB SERIES B FREE ............        640,034
   3,182,844     AUSTRALIAN NATIONAL INDUSTRIES LTD ......      3,863,030
      12,000     BOMBARDIER, INC (CLASS A) ...............        273,992
     392,252     BOMBARDIER, INC (CLASS B) ...............      8,899,312
       6,000   xoBREMER VULKAN AG ........................         16,527
     193,772     BRIGGS & STRATTON CORP ..................      9,688,600
     504,000     BROTHERS INDUSTRIES LTD .................      2,175,801
     180,500     BW/IP HOLDING, INC ......................      3,666,406
   2,010,000     CATERPILLAR, INC ........................    215,823,750
     373,300     CINCINNATI MILACRON, INC ................      9,682,468
     306,700    oCOGNEX CORP .............................      8,127,550
     190,650     COMMERCIAL INTERTECH CORP ...............      2,657,184
      33,000     CONSTRUCCIONES Y AUXILIAR DE
                  FERROCARRILES S.A ......................      1,492,040
     510,796    oCOOPER CAMERON CORP .....................     23,879,713
     692,445     COOPER INDUSTRIES, INC ..................     34,449,138
      47,505     DAIFUKU CO LTD ..........................        626,870
     291,000     DAIKIN INDUSTRIES LTD ...................      2,644,770
      81,000    oDANIELI & CO ............................        534,862
   2,827,473     DEERE & CO ..............................    155,157,580
     196,432     DELTA & PINE LAND CO ....................      6,997,890
      21,750    oDEUTZ AG ................................        207,190
     708,800     DOVER CORP ..............................     43,591,200

                       See notes to financial statements.

   SHARES                                                         VALUE
   ------                                                         -----
                MACHINERY--(CONTINUED)
     230,400     DURCO INTERNATIONAL, INC ................    $ 6,739,200
     118,560     EBARA CORP ..............................      1,782,084
      19,000     FAG KUGELFISCHER (GEORG)
                 SCHAEFER AG .............................        353,810
     268,984     FANUC LTD ...............................     10,342,865
     315,514     FEDERAL SIGNAL CORP .....................      7,927,289
         140     FISCHER (GEORGE) LTD (BR) ...............        194,937
          28     FISCHER (GEORGE) LTD (REGD) .............          7,682
     240,873     FKI PLC .................................        681,504
      18,500     FLS INDUSTRIES AS (CLASS B) .............        627,763
   2,294,367   +oFMC CORP ................................    182,258,778
     172,800    oFSI INTERNATIONAL, INC ..................      2,764,800
     161,000    oFUJI MACHINE MANUFACTURING CO ...........      5,838,962
       2,200     FUJI TEC CO LTD .........................         26,147
      21,000     FUKUSIMA INDUSTRIES .....................        414,752
     196,200     GATX CORP ...............................     11,330,550
     196,200     GIDDINGS & LEWIS, INC ...................      4,095,675
     319,400     GREENFIELD INDUSTRIES, INC ..............      8,623,800
     377,300     HARNISCHFEGER INDUSTRIES, INC ...........     15,657,950
     375,900     HARSCO CORP .............................     15,223,950
      75,300     IDEX CORP ...............................      2,484,900
   1,220,200     ILLINOIS TOOL WORKS, INC ................     60,933,737
     136,800     IMI PLC .................................        780,929
         943    oINDUSTRIE-WERKE KARLSRUHE
                  AUGSBURG AG. ...........................        274,360
   1,046,100     INGERSOLL-RAND CO .......................     64,596,675
     157,300    oINTEGRATED PROCESS EQUIPMENT CORP .......      3,981,656
      26,000    oINTERVOICE, INC .........................        238,875
     432,600     JLG INDUSTRIES, INC .....................      5,894,175
   1,958,000     KAWASAKI HEAVY INDUSTRIES, LTD ..........      9,120,142
     220,800     KAYDON CORP .............................     10,957,200
     298,577     KENNAMETAL, INC .........................     12,838,811
     241,717     KEYSTONE INTERNATIONAL, INC .............      8,384,558
   1,349,950     KOMATSU LTD .............................     10,971,408
     136,660     KOMORI CORP .............................      3,248,419
     382,000     KOYO SEIKO CO LTD .......................      3,057,880
       8,000    oKSB AG ..................................      1,974,061
   2,259,000     KUBOTA CORP .............................     11,074,925
     296,700     KURITA WATER INDUSTRIES LTD .............      7,908,226
      12,735     KVAERNER INDUSTRIER AS SERIES A .........        771,496
       3,935     KVAERNER INDUSTRIER AS SERIES B .........        220,378
       1,920    oLAHMEYER AG .............................         85,609
     151,800     LAWSON PRODUCTS, INC ....................      4,098,600
      11,693     LINDE AG ................................      8,957,965
      20,000     LUCASVARITY PLC ADR .....................        692,500
      54,600     MADECO S.A. ADR .........................      1,337,700
      79,600     MAGNA INTERNATIONAL, INC ................      4,788,925
      39,130     MAKINO MILLING MACHINE CO LTD ...........        334,775
     308,500     MAKITA CORP .............................      4,529,248
       5,000    oMAN AG. (STAMM) .........................      1,540,800
     175,250     MANITOWOC, INC ..........................      8,192,937
      79,102     MANNESMANN AG ...........................     35,270,421
     110,200     MASCOTECH, INC ..........................      2,300,425
     727,424    oMETAL MANUFACTURES LTD ..................      1,798,454
      22,000     METRA CO SERIES B .......................        662,853
      98,700     MINE SAFETY APPLIANCE CO ................      5,971,350
   3,876,000     MITSUBISHI HEAVY INDUSTRIES LTD .........     29,773,807
     290,000     MIURA KOGYO .............................      4,105,582
     266,000    oMOLTEN METAL TECHNOLOGY, INC ............      1,330,000
     185,000     MORI SEIKI CO LTD .......................      2,974,755
     414,600     NEWPORT CORP ............................      4,664,250
     316,037     NEWPORT NEWS SHIPBUILDING, INC ..........      6,142,969
     131,000    oNIIGATA ENGINEERING CO LTD ..............        240,409
       5,000     NIKKO CO LTD ............................         27,440
      69,680     NIPPON SHARYO LTD .......................        450,001
      81,400     NITTO KOHKI CO LTD ......................      2,816,964
     168,300     NORDSON CORP ............................     10,813,275
     165,200    oNOVELLUS SYSTEMS, INC ...................     14,289,800
     712,600     NSK LTD .................................      4,589,602
   1,449,700     NTN TOYO BEARING CO LTD .................      8,120,783
      53,900     OKUMA CORP ..............................        475,742
     550,137     OYL INDUSTRIES BERHAD ...................      3,487,402
     799,000     PARKER-HANNIFIN CORP ....................     48,489,312
     236,000     POKPHAND (C.P.) CO LTD ..................         73,109
       3,135    oRAUMA OY ................................         71,823
      38,200    oREXEL, INC ..............................        706,700
     174,900     ROPER INDUSTRIES, INC ...................      9,072,937
         500     SAKAI HEAVY INDUSTRIES LTD ..............          2,626
      58,000     SANDEN CORP .............................        486,587
     204,000    oSANTA FE INTERNATIONAL CORP .............      6,936,000
       5,000    oSAURER AG. (REGD) .......................      3,316,413
          58     SCHINDLER HOLDINGS LTD (PT CERT) ........         72,604
         460     SCHINDLER HOLDINGS LTD (REGD) ...........        591,604
      87,000     SEMBAWANG CORP ..........................        395,510
         720     SHIN NIPPON MACHINERY CO LTD ............          2,862
     191,692     SIDEL S.A ...............................     14,856,071
      24,000     SMC .....................................      2,030,244
     400,808     SMITH (HOWARD) LTD ......................      3,783,595
     268,500     STEWART & STEVENSON SERVICES, INC .......      6,981,000
      17,711     STORK NV ................................        723,155
      64,894    oSTRATTEC SECURITY CORP ..................      1,338,438
       5,519     SULZER WINTERTHUR AG. (REGD) ............      4,731,976
     525,760     SUMITOMO HEAVY INDUSTRIES LTD ...........      2,127,307
     419,800     SUNDSTRAND CORP .........................     22,669,200
      27,000     SVENKA KULLAGERFABRIKEN AB SERIES B .....        698,360
      20,000     SVENSKA  KULLAGERFABRIKEN AB
                  SERIES A FREE ..........................        497,905
     164,700     TECUMSEH PRODUCTS CO (CLASS A) ..........      9,861,412
      31,600     TECUMSEH PRODUCTS CO (CLASS B) ..........      1,781,450
     360,400     TELEFLEX, INC ...........................     11,262,500
     222,100     TENNANT CO ..............................      7,384,825
     744,880    oTHERMO ELECTRON CORP ....................     25,605,250
     195,722     TI GROUP PLC ............................      1,705,249
     656,021     TIMKEN CO ...............................     23,329,746
     226,250     TOMRA SYSTEMS AS ........................      4,635,760
     179,850     TORO CO .................................      6,811,818
      65,000    oTOWA CORP ...............................      2,743,609
      61,600     TOYO KANETSU K.K ........................        141,040
     307,250     TOYOTA AUTOMATIC LOOM WORKS LTD .........      6,981,150
   2,542,000     TRACTORS MALAYSIA HOLDINGS BERHAD .......      4,250,100
     170,300     TRIMAS CORP .............................      4,789,687
     328,500     TRINITY INDUSTRIES, INC .................     10,429,875
     171,000     TSUBAKIMOTO CHAIN CO ....................      1,046,058
         200     TSUBAKIMOTO MACHINERY &
                  ENGINE CO LTD ..........................            713
      32,000    oTSUGAMI CORP ............................         95,639
     209,100    oULTRATECH STEPPER, INC ..................      4,783,162
      38,000     UNITED DOMINION INDUSTRIES LTD ..........        933,749
       6,000     VA TECHNOLOGIE AG. (BR) .................      1,098,232
     183,800     VALMET OY SERIES A ......................      3,177,621
     131,000     VICKERS PLC .............................        448,037
     104,000    oVT HOLDING AS (CLASS B) .................      4,156,433
     253,600     WATTS INDUSTRIES, INC (CLASS A) .........      6,086,400
         800     YOKOHAMA RUBBER CO LTD ..................          3,425
     402,700     YORK INTERNATIONAL CORP .................     18,524,200
      27,453     ZARDOYA OTIS S.A ........................      3,619,200
     167,700     ZURN INDUSTRIES, INC ....................      4,821,375
                                                              -----------
                                                            1,561,413,574
                                                            -------------

                       See notes to financial statements.

     SHARES                                                        VALUE
     ------                                                        -----
                METALS--ALUMINUM--0.21%
     307,400    oACX TECHNOLOGIES, INC ...................    $ 6,916,500
     278,800     ALCAN ALUMINIUM CO LTD ..................      9,518,327
      35,065     ALCAN ALUMINIUM CO LTD (U.S.) ...........      1,216,317
     481,897    oALUMAX, INC .............................     18,281,967
   1,371,700     ALUMINUM CO OF AMERICA ..................    103,391,887
         583     ALUSUISSE LONZA HOLDINGS AG. (BR) .......        597,835
      21,814     ALUSUISSE LONZA
                  HOLDINGS AG. (REGD) ....................     22,623,473
      14,187    oGRANGES .................................        188,061
     123,600     INTERNATIONAL ALUMINUM CORP .............      3,275,400
     129,500    oKAISER ALUMINUM CORP ....................      1,586,375
     313,890     REYNOLDS METALS CO ......................     22,364,662
     331,384     TOYO SEIKAN KAISHA LTD ..................      7,355,750
                                                            -------------
                                                              197,316,554
                                                            -------------
                METALS--GOLD--0.25%
       4,000     AGNICO EAGLE MINES LTD ..................         38,416
     765,001    oAMAX GOLD, INC ..........................      4,685,631
      60,000     BARRICK GOLD CORP (U.S.) ................      1,320,000
     274,979     BARRICK GOLD CORP .......................      5,989,505
   1,385,550     BATTLE MOUNTAIN GOLD CO .................      7,880,315
      25,500     BEATRIX MINES LTD .......................        115,538
   2,130,000    oBOUGAINVILLE COPPER LTD .................        845,771
      70,000     CAMBIOR, INC ............................        796,607
     102,200    oCOEUR DALENE MINES CORP .................      1,322,212
     161,000     DELTA GOLD NL ...........................        266,572
      35,000    oDOMINION MINING LTD .....................         17,306
      17,500    oDOMINION MINING LTD WTS 12/31/98 ........          2,491
      17,000    oECHO BAY MINES LTD (U.S.) ...............         97,750
      45,000     ECHO BAY MINES LTD ......................        251,159
     606,300    oEUOR-NEVADA MINING CORP .................     18,677,701
     300,200    oFRANCO-NEVADA MINING CORP LTD ...........     15,068,755
     632,328     FREEPORT-MCMORAN COPPER &
                  GOLD, INC (CLASS A) ....................     18,495,594
   1,156,164     FREEPORT-MCMORAN COPPER &
                  GOLD, INC (CLASS B) ....................     35,985,604
      12,000     FREESTATE CONSOLIDATED
                  GOLDMINES LTD ..........................         60,059
     375,635    oGETCHELL GOLD CORP ......................     13,194,179
     102,000    oGOLDEN KNIGHT RESOURCES, INC ............        208,495
       6,222    oGOLDFIELDS LTD ..........................          9,183
     508,000     GREAT CENTRAL MINES LTD .................        959,857
     174,000    oHJ JOEL GOLD MINING LTD .................        134,274
   1,028,950     HOMESTAKE MINING CO .....................     13,440,659
      15,096     JCI LIMITED .............................        116,161
     647,155    oNEWCREST MINING LTD .....................      1,774,060
      83,600     NEWMONT GOLD CO .........................      3,338,775
   2,022,970     NEWMONT MINING CORP .....................     78,895,830
   1,965,591     NORMANDY MINING LTD .....................      2,194,204
      13,000    oPEGASUS GOLD, INC .......................         78,682
         548     PLACER DOME, INC (U.S.) .................          8,973
     100,800     PLACER DOME, INC ........................      1,636,648
       3,500     PLUTONIC RESOURCES LTD ..................         10,855
     230,000    oRAYROCK YELLOWKNIFE
                  RESOURCES, INC .........................      1,100,319
       4,700     SOUTHVAAL HOLDINGS LTD ..................         94,300
       1,300     VAAL REEFS EXPLORATION &
                  MINING CO LTD ..........................         62,771
                                                            -------------
                                                              229,175,211
                                                            -------------
                METALS--NON-FERROUS--0.34%
      86,200     ABERFOYLE LTD ...........................        238,949
      23,100     AMCOL INTERNATIONAL CORP ................        418,687
      23,000    oANGLO AMERICAN PLATINUM
                  CORP LTD ...............................        190,166
     257,500     ASARCO, INC .............................      7,885,937
     188,400     ASHLAND COAL, INC .......................      5,369,400
     313,000     ASHTON MINING LTD .......................        426,789
     183,200     BMC INDUSTRIES, INC .....................      6,274,600
     392,000     BRUSH WELLMAN, INC ......................      8,207,500
     145,300     CAMECO CORP .............................      5,450,331
      40,800    oCOLEMAN CO, INC .........................        703,800
     125,200     COMINCO LTD .............................      3,335,098
      22,000     CONSOLIDATED METALLURGICAL
                  INDUSTRIES LTD .........................         61,602
     737,794     CYPRUS AMAX MINERALS CO .................     18,075,953
     206,031     ERAMET ..................................      9,510,217
     163,769     FREEPORT-MCMORAN, INC ...................      4,728,829
   1,268,000     FUJIKURA LTD ............................     11,856,725
   1,099,000     FURUKAWA ELECTRIC CO LTD ................      7,001,433
     361,196     GREEN (A.P.) INDUSTRIES, INC ............      3,386,212
     144,000     GRUPO MEXICO S.A. SERIES B ..............        543,088
     820,000    oHECLA MINING CO .........................      4,407,500
          97     HITACHI CABLE LTD .......................            802
      88,236     HULLAS DEL COTO CORTES S.A ..............      1,991,722
      19,300     IMPALA PLATINUM HOLDINGS LTD ............        215,957
      35,000     INCO LTD ................................      1,046,499
     151,160     INCO LTD CO (U.S.) ......................      4,544,247
   1,195,000     JAPAN ENERGY CORP .......................      3,132,931
      89,209     JOHNSON MATTHEY PLC .....................        859,644
     557,568     MAPCO, INC ..............................     17,563,392
   5,737,501     MIM HOLDINGS LTD ........................      8,425,130
       9,500     MINERALS TECHNOLOGIES, INC ..............        356,250
   1,752,000     MITSUBISHI MATERIALS CORP ...............      7,012,313
   1,480,000     MITSUI MINING & SMELTING CO LTD .........      6,583,263
      91,700    oMUELLER INDUSTRIES, INC .................      4,011,875
      65,000    oNIPPON DENKO CO LTD .....................        176,090
     772,380     NIPPON LIGHT METAL CO LTD ...............      2,814,678
     372,800     NORANDA, INC ............................      8,039,144
   2,003,995     NORTH LTD ...............................      7,582,034
      27,400     OGLEBAY NORTON CO .......................      1,215,875
      85,400    oOREGON METALLURICAL CORP ................      2,401,875
   1,016,000     OROGEN MINERALS LTD .....................      2,884,899
      45,000     OUTOKUMPU OY SERIES A ...................        892,339
      49,800     PENN VIRGINIA CORP ......................      2,440,200
     723,800     PHELPS DODGE CORP .......................     61,658,712
   1,539,265     QCT RESOURCES LTD .......................      1,879,744
     540,000     QNI LTD .................................        966,917
      76,800     REGAL-BELOIT CORP .......................      2,011,200
     551,092     RGC LTD .................................      2,002,458
      72,800     RIO ALGOM LTD ...........................      1,778,313
     992,771     RIO TINTO LTD ...........................     16,794,643
     150,000     RIO TINTO PLC (BR) ......................      2,621,272
     287,688     RIO TINTO PLC (REGD) ....................      5,010,632
     123,000    oRMI TITANIUM CO .........................      3,351,750
      36,655     RUSTENBERG PLATINUM HOLDINGS LTD ........        670,789
      94,000     SOCIEDAD QUIMICA Y MINERA DE
                  CHILE ADR ..............................      6,215,750
      46,000    oSTILLWATER MINING CO ....................      1,023,500
     121,000     STRAITS TRADING CO ......................        264,037
     396,400     SUMITOMO METAL MINING CO LTD ............      2,805,953

                       See notes to financial statements.

    SHARES                                                        VALUE
    ------                                                        -----
                METALS--NON-FERROUS--(CONTINUED)
       1,977    oSUNSHINE MINING & REFINING CO
                  WTS 03/03/99 ...........................    $       432
     702,054    oSUNSHINE MINING & REFINING CO ...........        482,662
      50,300     TECK CORP LTD (CLASS B) .................      1,019,052
      34,880     TRELLEBORG AB SERIES B FREE .............        572,883
      35,300    oUNION MINIERE GROUP S.A .................      3,309,019
       3,893    oWESTAIM CORP ............................         15,237
   3,670,221     WMC LTD .................................     22,960,241
                                                            -------------
                                                              319,679,171
                                                            -------------
                METALS--STEEL--0.38%
      44,770     ACERINOX S.A ............................      8,404,241
     134,000    oACINDAR S.A. (CLASS B) ..................        343,074
     242,831    oACME METALS, INC ........................      4,158,480
     242,200     AK STEEL HOLDINGS CORP ..................     10,687,075
   1,165,587     ALLEGHENY TELEDYNE, INC .................     31,470,849
     504,000     AMSTEEL CORP BERHAD .....................        385,388
      84,000    oAMSTEEL CORP BERHAD WTS 05/19/00 ........         37,607
      26,700    oARMCO, INC ..............................        103,462
   1,092,700    oBETHLEHEM STEEL CORP ....................     11,405,056
     401,700     BIRMINGHAM STEEL CORP ...................      6,226,350
       4,400     BOHLER-UDDEHOLM AG. (BR) ................        341,275
     821,000     BRITISH STEEL PLC .......................      2,035,921
     189,900     CARPENTER TECHNOLOGY CORP ...............      8,687,925
     224,781     CLEVELAND CLIFFS, INC ...................      9,159,825
     108,000     CO STEEL, INC ...........................      1,800,522
  17,200,000     COMPANIA SIDERURGICA
                 NACIONAL S.A ............................        567,155
     822,000     DAIDO STEEL CO LTD ......................      2,657,879
     318,400     DOFASCO, INC ............................      6,035,200
       6,000     ELKEM AS ................................        117,610
      47,600    oFLACK S.P.A .............................        179,408
     367,100    oFANSTEEL, INC ...........................      2,730,306
     405,662     HANNA (M.A.) CO .........................     11,688,136
      35,398     HIGHVELD STEEL & VANDIUM
                 CORP LTD ................................        132,288
     337,000     INLAND STEEL INDUSTRIES, INC ............      8,804,125
      33,200     IPSCO, INC ..............................        968,614
     526,788     ISCOR LTD ...............................        348,443
       1,000     IVACO, INC (CLASS A) ....................          3,624
     237,500     J & L SPECIALTY STEEL, INC ..............      2,850,000
     794,000    oJAPAN STEEL WORKS LTD ...................      1,547,344
   2,721,360     KAWASAKI STEEL CORP .....................      8,870,672
      37,500     KITAGAWA INDUSTRIES CO LTD ..............      1,114,222
         620    oKOBE STEEL LTD ..........................          1,186
     477,100     LTV CORP ................................      6,798,675
      81,500     LUKENS, INC .............................      1,533,218
     409,645    oMATERIAL SCIENCES CORP ..................      6,323,894
      58,000    oMITSUBISHI STEEL MANUFACTURING
                  CO LTD .................................        205,279
     108,750     NATIONAL IRON & STEEL MILLS LTD .........        276,857
  10,946,000     NIPPON STEEL CORP .......................     35,010,496
   4,101,920     NKK CORP ................................      8,818,283
     464,000     NUCOR CORP ..............................     26,216,000
     174,100     OREGON STEEL MILLS, INC .................      3,471,118
      15,480     POHANG IRON & STEEL CO. LTD .............      1,108,578
      38,450     PREUSSAG AKTIEGESELLSCHAFT AG ...........     11,264,041
     124,800     QUANEX CORP .............................      3,829,800
     180,000    oRAILTEX, INC ............................      3,240,000
     198,400     ROUGE STEEL CO (CLASS A) ................      3,348,000
      52,000     SAMANCOR LTD ............................        521,662
      60,500     SANDVIK AB SERIES B FREE ................      1,717,416
     599,500    oSIDERCA S.A. (CLASS A) ..................      1,552,860
      43,000    oSTELCO, INC (CLASS A) ...................        321,035
          80     SUMIKIN BUSSAN CORP .....................            258
   9,460,080     SUMITOMO METAL INDUSTRIES LTD ...........     26,950,954
      62,490     THYSSEN AG ..............................     14,810,262
     365,000    oTOKYO KIKAI .............................      2,574,116
       6,000     TOKYO STEEL MANUFACTURING CO LTD ........         67,115
      17,300    oTUBOS DE ACERO DE MEXICO S.A ............        317,095
     697,090    oUSINOR SACILOR S.A. .....................     12,585,871
     501,764     USX-US STEEL GROUP, INC .................     17,593,100
     196,800    oWOLVERINE TUBE, INC .....................      5,485,800
     584,212     WORTHINGTON INDUSTRIES, INC .............     10,698,382
       1,045     YOKOGAWA BRIDGE CORP ....................          7,397
                                                            -------------
                                                              350,510,824
                                                            -------------
                MISCELLANEOUS MATERIALS &
                 COMMODITIES--0.07%
       9,174     ANGLO AMERICAN COAL CORP LTD ............        564,336
     944,050     ASAHI GLASS CO LTD ......................      9,405,060
      92,908     DELTIC TIMBER CORP ......................      2,723,365
      23,000     FRIED KRUPP AG HOESCH KRUPP .............      4,500,744
     400,000     GOLDEN HOPE PLANTATIONS BERHAD ..........        687,797
     600,000     HIGHLANDS & LOWLANDS BERHAD .............        917,592
   8,000,000    oIOI CORP ................................      9,128,378
   2,800,000     KUALA LUMPUR KEPONG BERHAD ..............      6,933,447
     140,000     NICHIHA CORP ............................      2,202,228
     832,000     NIPPON SHEET GLASS CO LTD ...............      3,068,297
     140,800    oOAKLEY, INC .............................      1,980,000
     150,000     PERLIS PLANTATIONS BERHAD ...............        439,778
     740,065     PG INDUSTRIES ZIMBABWE LTD ..............        282,269
      96,000     PRESTIGE PROPERTY HOLDINGS LTD ..........         18,091
   1,800,000    oPT MEDCO ENERGI CORP (FR) ...............      3,310,605
   3,500,000    oPT WICAKSANA OVERSEAS INT (FR) ..........      4,279,537
      48,000     VIDR SMARINA S.A ........................        132,416
     132,000     VIDRALA S.A .............................      5,761,744
      43,000    oVITRO S.A ...............................        159,469
     152,800    oVITRO S.A. ADR ..........................      1,719,000
     500,000     WANKIE COLLIERY CO LTD ..................        252,082
      98,700    oZOLTEK COS, INC .........................      3,775,275
                                                            -------------
                                                               62,241,510
                                                            -------------
                OFFICE EQUIPMENT--3.33%
     150,000    oACCENT COLOR SCIENCES, INC ..............        614,062
     717,100    oAMDAHL CORP .............................      6,319,443
   1,306,200    oAPPLE COMPUTER, INC .....................     18,613,350
     238,769    oAPPLIED MAGNETICS CORP ..................      5,402,148
     403,300    oASPECT TELECOMMUNICATIONS CORP ..........      8,973,425
     308,041    oAST RESEARCH, INC .......................      1,626,841
     688,176     AVERY DENNISON CORP .....................     27,613,062
      88,500    oBOISE CASCADE OFFICE PRODUCTS CORP ......      1,504,500
   2,530,900    oCOMPAQ COMPUTER CORP ....................    251,191,825
     302,350    oCONTROL DATA SYSTEMS, INC ...............      4,497,456
     504,600   xoCRAY COMPUTER CORP ......................            504
     379,400    oDATA GENERAL CORP .......................      9,864,400
   1,198,000    oDELL COMPUTER CORP ......................    140,690,125
      10,000     DIAMOND LEASE CO LTD ....................        118,850
   1,243,500    oDIGITAL EQUIPMENT CORP ..................     44,066,531
     224,200    oDREXLER TECHNOLOGY CORP .................      2,326,075
     147,100    oEMULEX CORP .............................      2,243,275
     133,400    oEVANS & SUTHERLAND COMPUTER CORP ........      3,718,525
     144,800    oFILENET CORP ............................      2,099,600
     376,400    oGATEWAY 2000, INC .......................     12,209,475
     445,675     GERBER SCIENTIFIC, INC ..................      8,802,081
   7,743,908     HEWLETT-PACKARD CO ......................    433,658,848
     161,300     HON INDUSTRIES, INC .....................      7,137,525
     898,200     IKON OFFICE SOLUTIONS, INC ..............     22,398,862
         500    oIN FOCUS SYSTEMS, INC ...................         12,812

                       See notes to financial statements.

 SHARES                                                          VALUE
 ------                                                          -----
                OFFICE EQUIPMENT (CONTINUED)
  10,644,600    *INTERNATIONAL BUSINESS
                  MACHINES CORP .........................    $960,009,862
     882,500    oIOMEGA CORP .............................     17,539,687
     219,000     KOKUYO CO LTD ...........................      5,932,907
     335,000    oKOMAG, INC ..............................      5,485,625
     614,300    oLEXMARK INTERNATIONAL GROUP
                 (CLASS A) ...............................     18,659,362
      25,600    oMICROS SYSTEMS, INC .....................      1,075,200
     259,000     MILLER (HERMAN), INC ....................      9,324,000
      76,381     OCE NV ..................................      9,870,696
      25,900    oPAXAR CORP ..............................        488,862
   2,058,096     PITNEY BOWES, INC .......................    143,037,672
     472,400    oQMS, INC ................................      1,240,050
   1,229,200    oQUANTUM CORP ............................     24,968,125
     304,600    oSCI SYSTEMS, INC ........................     19,418,250
   2,201,236    oSEAGATE TECHNOLOGY, INC .................     77,455,991
     473,200    oSEQUENT COMPUTER SYSTEMS, INC ...........      9,966,775
     257,700     SHELBY WILLIAMS INDUSTRIES, INC .........      3,511,162
   1,373,904    oSILICON GRAPHICS, INC ...................     20,608,560
      14,775    oSMITH CORONA WTS 02/28/99 ...............         20,315
     515,800    oSOLECTRON CORP ..........................     36,138,237
     372,423    oSTORAGE TECHNOLOGY CORP .................     16,572,823
     243,250    oSTRATUS COMPUTER, INC ...................     12,162,500
     512,000    oSTREAMLOGIC CORP ........................         30,720
   3,697,000    oSUN MICROSYSTEMS, INC ...................    137,597,718
   1,450,800    oTANDEM COMPUTERS, INC ...................     29,378,700
     391,800    oU.S. OFFICE PRODUCTS CO .................     11,974,387
   1,952,500    oUNISYS CORP .............................     14,887,812
     714,800    oVIKING OFFICE PRODUCTS, INC .............     13,581,200
     397,308    oWANG LABORATORIES, INC ..................      8,467,626
       6,773    oWANG LABORATORIES, INC WTS 07/02/01 .....         42,542
   5,992,872     XEROX CORP ..............................    472,687,779
                                                            -------------
                                                            3,097,838,745
                                                            -------------
                PAPER--0.51%
     194,900     ALBANY INTERNATIONAL CORP
                  (CLASS A) ..............................      4,385,250
     438,100     BEMIS, INC ..............................     18,947,825
     235,243     BOWATER, INC ............................     10,879,988
       7,700    oBUCKEYE CELLULOSE CORP ..................        259,875
     426,600     CARAUSTAR INDUSTRIES, INC ...............     14,771,025
     117,400     CHESAPEAKE CORP .........................      3,962,250
     318,100     CONSOLIDATED PAPERS, INC ................     17,177,400
      74,305    oCROWN VANTAGE, INC ......................        557,287
      98,000    oDAISHOWA PAPER MANUFACTURING
                  CO LTD .................................        539,545
     220,000    oENSO OY R SHARES ........................      2,033,032
   4,552,296     FLETCHER CHALLENGE LTD (PAPER
                  DIVISION) ..............................     11,015,400
     430,300    oFORT HOWARD CORP ........................     21,783,937
     397,000     GLATFELTER (P.H.) CO ....................      7,940,000
   1,754,863     INTERNATIONAL PAPER CO ..................     85,220,534
     830,050     JAMES RIVER CORP OF VIRGINIA ............     30,711,850
     148,100    oJEFFERSON SMURFIT CORP ..................      2,369,600
     762,200     LONGVIEW FIBRE CO .......................     12,671,575
     485,654     MEAD CORP ...............................     30,231,961
     485,900     MITSUBISHI PAPER MILLS LTD ..............      1,902,333
     433,249     MOSINEE PAPER MILLS CORP ................     10,614,600
      97,000     NAMPAK LTD ..............................        421,320
   1,231,000     NIPPON PAPER INDUSTRIES CO ..............      7,132,361
   1,646,666     OJI PAPER CO LTD ........................     10,202,661
     544,600     PENTAIR, INC ............................     17,903,725
   3,062,000    oPT FAJAR SURYA WISEA (FR) ...............      1,289,944
   1,778,913    oPT PABRIK KERTAS TJIWI KIMIA (FR) .......      2,065,451
      81,179     SAPPI LTD ...............................        733,842
      88,000    oSETTSU CORP .............................        119,199
     337,000    oSHOREWOOD PACKAGING CORP ................      7,666,750
      908,065    SONOCO PRODUCTS CO ......................     27,639,228
     581,000     SPICERS PAPER LTD .......................        921,063
       7,900     ST. JOE CORP ............................        661,625
     936,649    oSTONE CONTAINER CORP ....................     13,405,788
     393,014     TEMPLE-INLAND, INC ......................     21,222,756
     634,700     UNION CAMP CORP .........................     31,735,000
     716,200     UNISOURCE WORLDWIDE, INC ................     11,459,200
     378,928     WAUSAU PAPER MILLS CO ...................      7,152,266
     805,393     WESTVACO CORP ...........................     25,319,542
                                                            -------------
                                                              475,026,988
                                                            -------------
                PETROLEUM--EXPLORATION &
                 PRODUCTION--0.79%
     688,200     AMERADA HESS CORP .......................     38,238,112
     426,264     ANADARKO PETROLEUM CORP .................     25,575,840
     151,944    oANDERSON EXPLORATION LTD ................      1,960,426
   3,640,088     APACHE CORP .............................    118,302,860
     194,170     ASTRA CIA AREGENTINA S.A. SERIES B ......        411,681
     286,960    oBARNETT RESOURCES CORP ..................      8,590,865
     294,000    oBENTON OIL & GAS CO .....................      4,410,000
     158,100    oBROWN (TOM), INC ........................      3,359,625
   1,706,581     BURLINGTON RESOURCES, INC ...............     75,302,886
     129,494    oCANADIAN NATURAL RESOURCES LTD ..........      3,365,005
     310,100     CHESAPEAKE ENERGY CORP ..................      3,042,856
      56,000   ~oCORIMON S.A. ADR ........................         49,938
     244,000     DEVON ENERGY CORP .......................      8,967,000
     594,400     ENRON OIL & GAS CO ......................     10,773,500
     488,480    oEQUITY OIL CO ...........................      1,618,090
     251,600    oEVI, INC ................................     10,567,200
     150,700    oFALCON DRILLING CO, INC .................      8,684,087
      33,500    oFOREST OIL CORP .........................        492,031
      33,298     HARDY OIL & GAS PLC .....................        185,372
      75,500    oHARKEN ENERGY CORP ......................        528,500
     233,600     KCS ENERGY, INC .........................      4,759,600
     361,800     KERR-MCGEE CORP .........................     22,929,075
     111,800     LOMAK PETROLEUM, INC ....................      1,991,437
     402,870     LONDON & SCOTTISH MARINE OIL PLC ........      1,739,938
     194,700     LOUISIANA LAND & EXPLORATION CO .........     11,122,237
     214,800     MITCHELL ENERGY & DEVELOPMENT
                 CORP (CLASS A) ..........................      4,349,700
     304,700     MITCHELL ENERGY & DEVELOPMENT
                  CORP (CLASS B) .........................      6,512,962
     500,000     MOL MAGYAR OLAJ-ES GAZIPARI
                  GDR (144A) .............................     11,125,000
     103,000     MONTEREY RESOURCES, INC .................      1,532,125
     325,180     MURPHY OIL CORP .........................     15,852,525
     225,200    oNEWFIELD EXPLORATION CO .................      4,504,000
     362,500     NOBLE AFFILIATES, INC ...................     14,024,218
     521,016     NOVUS PETROLEUM LTD .....................      1,776,070
     165,400    oNUEVO ENERGY CO .........................      6,781,400
       3,000    oNUMAC ENERGY, INC .......................         13,047
     107,100    oOCEAN ENERGY, INC .......................      4,953,375
         500    oOCELOT ENERGY INC (CLASS B) .............          2,718
   1,340,100    oORYX ENERGY CO ..........................     28,309,612
     388,400     PARKER & PARSLEY PETROLEUM CO ...........     13,739,650
     566,900     PENNZOIL CO .............................     43,509,575
      93,000     PETRO-CANADA (NON-RESIDENT) .............      1,510,003
     342,000     PETRO-CANADA (VARIABLE- VTG) ............      5,552,915
     229,800    oPOCO PETROLEUM LTD ......................      2,356,966
     285,100     POGO PRODUCING CO .......................     11,029,806
     148,100     RANGER OIL LTD ..........................      1,384,814
     141,100    oRENAISSANCE ENERGY LTD ..................      3,927,400
     358,900    oRIGEL ENERGY CORP (U.S.) ................      3,835,743
      97,000     SAGA PETROLEUM AS SERIES A ..............      1,841,737
   1,746,210    oSANTA FE ENERGY RESOURCES, INC ..........     25,647,459

                       See notes to financial statements.

  SHARES                                                          VALUE
  ------                                                          -----
               PETROLEUM--EXPLORATION &
                PRODUCTION--(CONTINUED)
     328,304    oSEAGULL ENERGY CORP .....................    $ 5,745,320
     113,200     SNYDER OIL CORP .........................      2,080,050
     207,674     SOUTHDOWN, INC ..........................      9,059,778
      29,438    oSTAMPEDER EXPLORATION LTD ...............        115,225
       6,000    oSWIFT ENERGY CO .........................        143,250
     142,015    oTALISMAN ENERGY, INC ....................      4,369,772
     548,582    oTEJAS GAS CORP ..........................     21,531,843
     356,815    oTESORO PETROLEUM CORP ...................      5,285,322
     299,919     TOTAL PETROLEUM (NORTH AMERICA) LTD .....      2,961,700
     149,635    oTRITON ENERGY LTD .......................      6,855,153
   2,289,691     UNION PACIFIC RESOURCES GROUP, INC ......     56,956,063
   1,023,100     UNION TEXAS PETROLEUM HOLDINGS, INC .....     21,421,156
     197,400    oUNITED MERIDIAN CORP ....................      5,922,000
     165,600     VINTAGE PETROLEUM, INC ..................      5,092,200
      13,700    oWASCANA ENERGY, INC .....................        201,587
     396,200     WISER OIL CO ............................      7,304,937
                                                            -------------
                                                              736,086,337
                                                            -------------
                PETROLEUM--INTEGRATED--5.06%
     225,000    oABACAN RESOURCE CORP ....................        717,187
     160,000     ALBERTA ENERGY LTD ......................      4,030,154
   4,179,400     AMOCO CORP ..............................    363,346,587
      19,200    oARABIAN OIL CO LTD ......................        647,664
   1,754,500     ASHLAND, INC ............................     81,364,937
   3,136,230     ATLANTIC RICHFIELD CO ...................    221,104,215
   7,304,554     BRITISH PETROLEUM PLC ...................     90,751,775
   5,837,252     BROKEN HILL PROPRIETARY CO LTD ..........     85,204,403
      88,175     BURMAH CASTROL PLC ......................      1,493,177
      74,000     CALTEX AUSTRALIA LTD ....................        251,146
     240,800     CANADIAN OCCIDENTAL PETROLEUM LTD .......      5,410,845
   5,409,100     CHEVRON CORP ............................    399,935,331
     165,000     COMPANIA ESPANOLA DE
                  PETROLEOS S.A ..........................      5,609,175
   1,166,000     COSMO OIL CO LTD ........................      5,583,941
     116,247     ELF AQUITANE S.A ........................     12,553,349
  27,700,000     ENTE NAZIONALE IDROCARBURI S.P.A ........    156,768,149
     110,000     ESSO MALAYSIA BERHAD ....................        276,743
  23,694,754     EXXON CORP ..............................  1,457,227,371
     120,200    oFORCENERGY GAS EXPLORATION, INC .........      3,651,075
     434,038     GETTY REALTY CORP .......................      7,649,919
     269,461    oGULF CANADA RESOURCES LTD ...............      2,207,096
     210,988     IMPERIAL OIL LTD ........................     10,820,096
      15,000     KANTO NATURAL GAS DEVELOPMENT
                  CO LTD .................................         89,006
     860,000     MITSUBISHI OIL CO LTD ...................      3,832,925
   9,068,498     MOBIL CORP ..............................    633,661,297
   1,957,300     NIPPON OIL CO LTD .......................     10,724,737
     120,900     NORCEN ENERGY RESOURCES LTD .............      2,883,162
     380,277     NORSK HYDRO AS ..........................     20,725,934
   8,483,547     OCCIDENTAL PETROLEUM CORP ...............    212,618,896
      10,125     OMV AKTIENGESELLS AG ....................      1,297,225
      38,577     PETROFINA S.A ...........................     14,620,412
   2,284,517     PHILLIPS PETROLEUM CO ...................     99,947,618
     266,300     QUAKER STATE OIL REFINING CORP ..........      4,061,075
     739,674     REPSOL S.A ..............................     31,330,941
   3,993,600     ROYAL DUTCH PETROLEUM CO ................    208,108,135
   1,805,994     SANTOS LTD ..............................      7,536,492
     124,000     SHELL REFINERY BERHAD ...................        393,027
   2,301,000    oSHELL TRANSPORT & TRADING PLC ...........     15,682,024
     518,842     SUN CO, INC .............................     16,084,116
     132,000     SUNCOR ENERGY, INC ......................      3,540,157
     109,000     TEIKOKU OIL CO LTD ......................        488,658
   2,552,400     TEXACO, INC .............................    277,573,500
       1,680     TONEN CORP ..............................         20,260
     470,907     TOTAL S.A ...............................     47,644,216
   1,879,712     UNOCAL CORP .............................     72,956,322
   3,356,721     USX-MARATHON GROUP, INC .................     96,925,318
     293,100     WOODSIDE PETROLEUM LTD ..................      2,503,331
      71,000     YPF SOCIEDAD ANONIMA (CLASS D) ..........      2,187,018
     137,100     YPF SOCIEDAD ANONIMA (CLASS D) ADR ......      4,215,825
                                                            -------------
                                                            4,708,255,962
                                                            -------------
                PETROLEUM--SERVICE--0.91%
     871,880     BAKER HUGHES, INC .......................     33,730,857
     396,635    oBJ SERVICES CO ..........................     21,269,551
      21,700    oBJ SERVICES CO WTS 04/13/00 .............        634,725
     669,900     CABOT CORP ..............................     19,008,412
     144,400     CAMCO INTERNATIONAL, INC ................      7,905,900
     262,390    oCLIFFS DRILLING CO ......................      9,577,235
     180,300     CROSS TIMBERS OIL CO ....................      3,470,775
   1,068,100    oDIAMOND OFFSHORE DRILLING, INC ..........     83,445,312
   1,138,820     DRESSER INDUSTRIES, INC .................     42,421,045
     824,750    oENSCO INTERNATIONAL, INC ................     43,505,562
     497,400     FLUOR CORP ..............................     27,450,262
     434,038    oGETTY PETROLEUM MARKETING, INC ..........      2,170,190
     344,020    oGLOBAL INDUSTRIAL TECHNOLOGIES, INC .....      7,052,410
     293,500    oGLOBAL INDUSTRIES LTD ...................      6,855,978
   1,505,000    oGLOBAL MARINE, INC ......................     34,991,250
     762,836     HALLIBURTON CO ..........................     60,454,753
     206,300     HELMERICH & PAYNE, INC ..................     11,888,037
      45,000    oHVIDE MARINE, INC (CLASS A) .............        995,625
     284,000     IHC CALAND NV ...........................     15,553,094
   4,058,000     KEPPEL FELS LTD .........................     13,736,699
      12,124     KONINKLIJKE PAKHOED HOLDINGS NV .........        428,204
     515,000    oMARINE DRILLING CO, INC .................     10,106,875
     178,900    oMATRIX SERVICE CO .......................      1,543,012
      16,200     MCDERMOTT INTERNATIONAL, INC ............        472,837
      83,061    oMCMORAN OIL & GAS CO ....................        280,330
     655,700    oNABORS INDUSTRIES, INC ..................     16,392,500
     139,000    oNEWPARK RESOURCES, INC ..................      4,691,250
   1,407,079    oNOBLE DRILLING CORP .....................     31,747,219
     406,000    oOCEANEERING INTERNATIONAL, INC ..........      7,511,000
     448,000    oPARKER DRILLING CO ......................      4,984,000
      93,500    oPETROLEUM GEO-SERVICES AS ...............      4,508,452
     433,769    oPOOL ENERGY SERVICES CO .................      7,862,063
     313,500    oPRIDE INTERNATIONAL, INC ................      7,524,000
     522,400    oREADING & BATES CORP ....................     13,974,200
     825,300    oROWAN COS, INC ..........................     23,263,143
     384,700    oRPC, INC ................................      5,674,325
     760,000     SAIPEM S.P.A ............................      3,887,856
     242,280     SCHLUMBERGER LTD ........................     30,285,000
   1,235,828    oSMEDVIG A/S SERIES A ....................     30,892,302
     305,357     SMEDVIG A/S SERIES B ....................      7,507,953
     250,500    oSMITH INTERNATIONAL, INC ................     15,217,875
      70,000     TECHNIP S.A .............................      8,131,506
     555,100     TIDEWATER, INC ..........................     24,424,400
     962,316     TOSCO CORP ..............................     28,809,335
     293,500     TRANSOCEAN OFFSHORE, INC (U.S.) .........     21,315,437
      73,273     TRANSOCEAN OFFSHORE, INC ................      5,054,480
     472,500    oTUBOSCOPE VETCO INTERNATIONAL CORP ......      9,390,937
     818,157     ULTRAMAR DIAMOND SHAMROCK CORP ..........     26,692,372
     103,900    oVARCO INTERNATIONAL, INC ................      3,350,775
     111,800     VASTAR RESOURCES, INC ...................      3,919,987
     382,001    oWEATHERFORD ENTERRA, INC ................     14,707,038
     298,188    oWESTERN ATLAS, INC ......................     21,842,271
                                                            -------------
                                                              842,510,606
                                                            -------------

                       See notes to financial statements.

     SHARES                                                      VALUE
     ------                                                      -----
                PHOTOGRAPHY--0.31%
     198,187     CPI CORP ................................    $ 4,161,927
   2,832,896     EASTMAN KODAK CO ........................    217,424,768
     800,711     FUJI PHOTO FILM CO LTD ..................     32,258,075
       1,000     NORITSU KOKI CO LTD .....................         49,375
      14,600    oPHOTRONICS, INC .........................        697,150
     409,208     POLAROID CORP ...........................     22,711,044
     124,800    oPRESSTEK, INC ...........................     10,826,400
                                                            -------------
                                                              288,128,739
                                                            -------------
                PROPERTY--REAL ESTATE--0.52%
     279,200     AVALON PROPERTIES, INC ..................      7,992,100
     798,750     AYALA LAND, INC (CLASS B) ...............        734,362
   2,347,600     BRITISH LAND PLC ........................     22,114,246
      29,100    oCAMBRIDGE SHOPPING CENTERS LTD ..........        251,007
     310,000    oCASTELLUM AB ............................      2,325,281
   6,471,508    CHEUNG KONG HOLDINGS LTD .................     63,902,197
     675,913     CHINESE ESTATES LTD .....................        636,887
     303,840     CITY DEVELOPMENT LTD ....................      2,975,075
      27,726    oCITY DEVELOPMENT LTD WTS 07/18/98 .......        217,185
       4,454    oCOMPAGNIE IMMOBILIERE DE
                  BELGIQUE S.A ...........................        333,890
     724,100     CRESCENT REAL ESTATE EQUITIES, INC ......     22,990,175
      72,410    oCRESECENT OPERATING, INC ................        868,920
         500     DAIBIRU CORP ............................          6,029
     804,000     DAIKYO, INC .............................      3,147,717
   1,025,000     DBS LAND LTD ............................      3,240,315
      88,200    oDILIGENTIA AB ...........................      1,072,216
     105,273    oEVERGO CHINA HOLDINGS LTD ...............         13,588
   5,000,000    oFILINVEST LAND, INC .....................      1,251,129
     260,418     GENERAL PROPERTY TRUST ..................        517,028
     151,542     GREAT PORTLAND ESTATES PLC ..............        524,599
     117,225     HAMMERSON PLC ...........................        912,081
     498,000     HANG LUNG DEVELOPMENT CO LTD ............        912,780
   2,000,000    oHENDERSON LAND
                  DEVELOPMENT CO LTD .....................     17,748,087
         240     HONG KONG LAND HOLDINGS LTD .............            638
   1,898,571     HOPEWELL HOLDINGS LTD ...................      1,200,803
      58,100     HOSPITALITY PROPERTIES TRUST ............      1,779,312
     158,500    oHOTEL PROPERTIES LTD ....................        269,377
     400,000     HYSAN DEVELOPMENT CO LTD ................      1,179,763
      20,000    oHYSAN DEVELOPMENT CO LTD WTS 04/30/98 ...          7,744
     303,000     IOI PROPERTIES BERHAD ...................        576,228
      72,707    oIRSA S.A ................................        317,761
     178,200     KEPPEL LAND LTD .........................        473,605
      44,550    oSTRAITS STEAMSHIP WTS 12/12/00 ..........         40,505
     244,650     KIMCO REALTY CORP .......................      7,767,637
     212,300     LAND SECURITIES PLC .....................      2,994,479
     170,000     LANDMARKS HOLDINGS BERHAD ...............        199,366
     624,270     LEND LEASE CORP LTD .....................     13,095,686
     214,500     MEIWA ESTATE CO LTD .....................      4,686,288
     163,320     MEPC PLC ................................      1,340,040
   1,969,750     MITSUBISHI ESTATE CO LTD ................     28,574,651
     981,072     MITSUI FUDOSAN CO LTD ...................     13,546,269
   5,682,877     NEW WORLD DEVELOPMENT CO LTD ............     33,889,026
     110,000    oNK CITYFASTIGHETER ......................        782,422
      39,000     OSAKA STADIUM CO LTD ....................        245,731
     320,700     PATRIOT AMERICAN HOSPITALITY ............      8,177,850
   5,000,000    oPT DUTA ANGGADA REALTY (FR) .............      4,829,250
   3,288,000    oPT JAYA REAL PROPERTY (FR) ..............      4,425,730
      47,200    oRECKSON ASSOCIATES REALTY CORP ..........      1,085,600
      15,500     REDWOOD TRUST, INC ......................        724,625
      40,100    oROYAL LEPAGE LTD ........................         98,825
      28,070     SCHRODERS PROPERTY FUND .................         50,051
       5,000    oSEFIMEG S.A .............................        319,366
     500,000     SELANGOR PROPERTIES BERHAD ..............        479,398
      11,744    oSIMCO (REGD) NEW ........................        931,425
   1,385,000     SINGAPORE LAND LTD ......................      6,296,339
      66,596    oSLH CORP ................................      5,127,892
   3,759,900     SLOUGH ESTATES PLC ......................     18,647,652
   1,551,153     STOCKLAND TRUST GROUP (UNITS) ...........      4,044,190
     861,000     SUMITOMO REALTY & DEVELOPMENT
                  CO LTD .................................      7,599,521
   2,966,659     SUN HUNG KAI PROPERTIES LTD .............     35,707,984
     256,394     TAI CHEUNG HOLDINGS LTD .................        203,531
      74,400     TAK WING INVESTMENT HOLDINGS LTD ........         11,235
      14,880   ~oTAK WING INVESTMENT WTS 12/31/98 ........            134
     624,100     TAUBMAN CENTERS, INC ....................      8,269,325
     231,000    oTOKYO TATEMONO CO LTD ...................      1,221,318
   1,078,100    oTOLL BROTHERS, INC ......................     19,810,087
         637    oTRIZEC HAHN CORP WTS 07/25/99 ...........          2,701
       1,500     UNIBAIL S.A .............................        140,521
   5,000,000     UNITED OVERSEAS LAND LTD ................      6,784,170
     328,196     VALLEHERMOSO S.A ........................      8,869,833
      19,400     VORNADO REALTY TRUST ....................      1,399,225
      27,800     WASHINGTON REAL ESTATE INVESTMENT
                  TRUST ..................................        493,450
     687,700     WEINGARTEN REALTY INVESTORS, INC ........     29,055,325
       6,425    oWELLSFORD REAL PROPERTIES, INC ..........         70,675
   4,056,246     WESTFIELD TRUST (UNITS) .................      8,265,915
     165,130   ~oWESTFIELD TRUST (UNITS) NEW ............         324,344
   5,148,200     WHARF HOLDINGS LTD ......................     22,327,677
   4,708,000    oWING TAI HOLDINGS LTD ...................     13,566,214
                                                            -------------
                                                              487,015,603
                                                            -------------
                PUBLISHING--NEWSPAPER--0.50%
     190,400     BELO (A.H.) CORP SERIES A ...............      7,925,400
     180,400     BELO (A.H.) CORP SERIES B ...............      7,509,150
     134,000     CENTRAL NEWSPAPERS, INC (CLASS A) .......      9,597,750
     621,689    oCOX COMMUNICATIONS, INC (CLASS A) NEW ...     14,920,536
       4,400     DOW JONES & CO, INC .....................        176,825
     416,800     DOW JONES & CO, INC (CLASS B) ...........     16,750,150
   1,124,000     EMAP PLC ................................     13,908,455
     130,000     EXEL LTD ................................      6,857,500
     943,200     GANNETT CO, INC .........................     93,141,000
      83,200     HOLLINGER INTERNATIONAL, INC ............        930,800
     609,500     KNIGHT-RIDDER, INC ......................     29,903,593
     170,200     MEDIA GENERAL, INC (CLASS A) ............      6,808,000
     637,916     NEW YORK TIMES CO (CLASS A) .............     31,576,842
   5,798,225     NEWS CORP LTD ...........................     27,584,591
     742,260     NEWS CORP LTD ADR (LTD-VTG) .............     11,597,812
     600,000     ORIENTAL PRESS GROUP ....................        245,891
      60,000    oORIENTAL PRESS GROUP WTS 02/10/98 .......          3,330
   3,203,000     PEARSON PLC .............................     37,075,386
      72,300     RURAL PRESS LTD .........................        216,668
     137,280     SINGAPORE PRESS HOLDINGS LTD (FR) .......      2,765,188
     391,159     TIMES MIRROR CO SERIES A ................     21,611,534
     762,159     TIMES MIRROR CO SERIES C NEW ............     42,109,284
   1,185,000     TRIBUNE CO NEW ..........................     56,954,062
     244,900    oVALASSIS COMMUNICATIONS, INC ............      5,877,600
      54,700     WASHINGTON POST CO (CLASS B) ............     21,770,600
                                                            -------------
                                                              467,817,947
                                                            -------------
                PUBLISHING--OTHER--0.63%
      38,500    oAMERICAN BUSINESS INFORMATION, INC ......        837,375
     629,200     AMERICAN GREETINGS CORP (CLASS A) .......     23,359,050
     321,800     BOWNE & CO, INC .........................     11,222,775
     938,964     DAI NIPPON PRINTING CO LTD ..............     21,252,520
      90,152     DE LA RUE CO PLC ........................        553,647
     706,300     DONNELLEY (R.R.) & SONS CO ..............     25,868,237
   1,829,839     DUN & BRADSTREET CORP ...................     48,033,273

                       See notes to financial statements.

  SHARES                                                          VALUE
  ------                                                          -----
                PUBLISHING--OTHER--(CONTINUED)
   1,868,500     ELSEVIER UTIGEVERSMIJ NV ................    $31,279,924
      62,270     FILIPACCHI MEDIAS S.A ...................     13,226,164
     211,700     GAKKEN CO LTD ...........................      1,115,577
     105,800    oGIBSON GREETINGS, INC ...................      2,380,500
     163,200    oGOLDEN BOOKS FAMILY
                  ENTERTAINMENT, INC .....................      2,040,000
      80,000     GRUPO ANAYA S.A .........................      1,566,489
     300,008     HARCOURT GENERAL, INC ...................     14,287,881
     124,900     HOUGHTON MIFFLIN CO .....................      8,337,075
     352,900    oK-III COMMUNICATIONS CORP ...............      4,234,800
     423,000     LEE ENTERPRISES, INC ....................     11,156,625
      14,400     LEE ENTERPRISES, INC (CLASS B) ..........        379,800
      94,100   xoMARVEL ENTERTAINMENT GROUP, INC .........        223,487
   1,031,300     MCGRAW HILL COS, INC ....................     60,653,331
      79,400     MEREDITH CORP ...........................      2,302,600
     329,200     MEREDITH CORP (CLASS B) .................      9,546,800
      50,000     MONDADORI (ARNOLDO) EDITORE S.P.A .......        288,708
     191,550     PLENUM PUBLISHING CORP ..................      7,374,675
     381,400     READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VTG) ....................     10,941,412
     460,220     REED INTERNATIONAL PLC ..................      4,457,794
     291,800    oSCHOLASTIC CORP .........................     10,213,000
     692,000     SOUTH CHINA MORNING POST ................        678,841
      31,000     SOUTHAM, INC ............................        530,298
     143,750     THOMAS NELSON, INC ......................      1,994,531
     763,500     THOMSON CORP ............................     17,598,802
   4,255,839     TIME WARNER, INC ........................    205,344,231
     428,000     VERENIGDE NEDERLANDSE
                  UITGEVERSBED ...........................      9,480,522
     144,041     WOLTERS KLUWER NV .......................     17,570,445
      84,872     WOONG JIN PUBLISHING CO .................      4,596,718
     163,200    oWORLD COLOR PRESS, INC ..................      3,876,000
                                                            -------------
                                                              588,803,907
                                                            -------------
                RAILROAD--0.76%
   1,693,528     BURLINGTON NORTHERN SANTA FE CORP .......    152,205,829
     319,000     CANADIAN PACIFIC LTD ....................      9,087,201
     131,700     CANADIAN PACIFIC LTD (U.S.) .............      3,745,218
   2,343,372     CSX CORP ................................    130,057,146
       6,560     EAST JAPAN RAILWAY CO ...................     33,708,769
      76,600     FLORIDA EAST COAST INDUSTRIES, INC ......      8,502,600
     543,377     HANKYU CORP .............................      3,005,845
     532,150     ILLINOIS CENTRAL CORP SERIES A ..........     18,591,990
     259,700     KANSAS CITY SOUTHERN INDUSTRIES, INC ....     16,750,650
     216,726     KEIHIN ELECTRIC EXPRESS RAILWAY .........      1,018,955
         650     KEIO TEITO ELECTRIC RAILWAY CO LTD ......          3,095
   1,268,781     KINKI NIPPON RAILWAY CO LTD .............      7,761,514
   1,540,861     NAGOYA RAILROAD CO LTD ..................      6,355,755
     228,900     NANKAI ELECTRIC RAILWAY CO ..............      1,168,208
   1,207,160     NIPPON EXPRESS CO LTD ...................      9,652,674
   1,121,312     NORFOLK SOUTHERN CORP ...................    112,972,184
     312,378     ODAKYU ELECTRIC RAILWAY CO LTD ..........      1,856,312
     100,000    oRAILAMERICA, INC ........................        437,500
   3,931,000    oRAILTRACK GROUP PLC .....................     40,922,482
         400     SAGAMI RAILWAY CO .......................          1,457
   2,875,928     STAGECOACH HOLDINGS PLC .................     30,345,820
     365,369     TOBU RAILWAY CO LTD .....................      1,689,075
     862,149     TOKYU CORP ..............................      5,356,901
      47,700     TRANZ RAIL HOLDINGS LTD .................        271,580
   1,224,399     UNION PACIFIC CORP ......................     86,320,129
     664,100    oWISCONSIN CENTRAL TRANSIT CORP ..........     24,737,725
                                                            -------------
                                                              706,526,614
                                                            -------------
                RESTAURANTS & HOTELS--1.07%
      10,300     ACCOR S.A ...............................      1,543,862
     395,200     APPLE SOUTH, INC ........................      6,026,800
     310,950    oAPPLEBEES INTERNATIONAL, INC ............      8,317,912
     655,000    oAZTAR CORP ..............................      4,625,937
     395,982     BOB EVANS FARMS, INC ....................      6,706,945
     378,100    oBOSTON CHICKEN, INC .....................      5,293,400
     696,000    oBUFFETS, INC ............................      5,872,500
     549,150    oCHOICE HOTELS INTERNATIONAL, INC ........      9,301,228
     460,608     CKE RESTAURANTS, INC ....................     14,566,728
       2,652    oCLUB MEDITERRANEE S.A ...................        188,093
     855,000     COMPASS GROUP PLC .......................      9,590,861
     542,725     CRACKER BARREL OLD COUNTRY
                  STORE, INC .............................     14,382,212
   1,986,500     DARDEN RESTAURANTS, INC .................     18,002,656
      19,700    oDAVE & BUSTERS, INC .....................        526,975
      35,200     EQUITY INNS INC .........................        470,800
     551,100    oEXTENDED STAY AMERICA, INC ..............      8,679,825
     368,800     FELCOR SUITE HOTELS, INC ................     13,737,800
     226,700    oFOODMAKER, INC ..........................      3,712,212
     202,984     FRISCHS RESTAURANTS, INC ................      3,374,609
      63,995     FUJITA KANKO, INC .......................        805,323
      33,169     GROUPE PARTOUCHE S.A ....................      2,259,857
     162,000     HARBOUR CENTRE DEVELOPMENT LTD ..........        259,289
   1,583,202    oHFS INC .................................     91,825,716
   1,449,400     HILTON HOTELS CORP ......................     38,499,687
      26,083    oHK & SHANGAI HOTELS LTD WTS 12/10/98 ....          6,060
      58,384    oHOMESTEAD VILLAGE, INC ..................      1,043,614
      39,169    oHOMESTEAD VILLAGE, INC WTS 10/29/97 .....        332,936
     339,083     HONG KONG & SHANGHAI HOTELS LTD .........        540,532
   1,861,100    oHOST MARRIOTT CORP ......................     33,150,843
     226,380    oHOST MARRIOTT SERVICES CORP .............      2,659,965
     778,836    oITT CORP ................................     47,557,673
     863,350     LA QUINTA INNS, INC .....................     18,885,781
     141,500    oLANDRYS SEAFOOD RESTAURANTS, INC ........      3,254,500
     273,700    oLONE STAR STEAKHOUSE & SALOON, INC ......      7,116,200
     275,250     LUBYS CAFETERIA, INC ....................      5,487,796
     730,700     MARRIOTT INTERNATIONAL, INC .............     44,846,712
   5,749,600     MCDONALDS CORP ..........................    277,777,550
     160,700    oMGM GRAND, INC ..........................      5,945,900
     200,000    oMIRAMAR HOTEL & INVESTMENT CO LTD .......        367,869
      73,868     MORRISON FRESH COOKING, INC .............        341,639
     322,700    oNPC INTERNATIONAL, INC ..................      3,751,387
     283,400    oOUTBACK STEAKHOUSE, INC .................      6,854,737
      50,000     OVERSEAS UNION ENTERPRISES LTD ..........        230,801
      20,000    oOVERSEAS UNION ENTERPRISES LTD WTS 07/20/98       23,220
     198,300    oPAPA JOHNS INTERNATIONAL, INC ...........      7,287,525
     509,721     PICCADILLY CAFETERIAS, INC ..............      5,415,785
     320,100    oPRIME HOSPITALITY CORP ..................      6,321,975
     498,150    oPROMUS HOTEL CORP .......................     19,303,312
   7,500,000    oPT JAKARTA INT'L HOTELS &
                  DEVELOPEMENT (FR) ......................      8,553,937
     100,000    oQUALITY DINING, INC .....................        468,750
      78,300    oRAINFOREST CAFE, INC ....................      1,986,862
      47,900    oRED ROOF INNS, INC ......................        862,200
     443,000     RESORTS WORLD BERHAD ....................      1,333,916
     219,400    oRIO HOTEL & CASINO, INC .................      3,304,712
     135,936    oRUBY TUESDAY, INC .......................      3,050,064
     532,650    oRYANS FAMILY STEAK HOUSES, INC ..........      4,560,815
     111,875     SBARRO, INC .............................      3,104,531
       3,300    oSCOTTS RESTAURANTS, INC .................         14,710
     600,000     SHANGRI-LA ASIA LTD .....................        720,249
       2,703     SHANGRI-LA HOTELS BERHAD ................          2,580
     460,978    oSHONEYS, INC ............................      2,737,056
     343,300    oSHOWBIZ PIZZA TIME, INC .................      9,054,537
     191,100     SKYLARK CO LTD ..........................      2,922,540
       2,933     SODEXHO ALLIANCE S.A ....................      1,503,221
      75,000    oSOL MELIA S.A ...........................      3,085,046

                       See notes to financial statements.

     SHARES                                                        VALUE
     ------                                                        -----
                RESTAURANTS & HOTELS--(CONTINUED)
     190,650    oSONIC CORP ..............................    $ 4,194,300
     317,000     SUN INTERNATIONAL SOUTH AFRICA ..........        178,926
   1,108,100     SYSCO CORP ..............................     40,445,650
   6,750,000     THISTLE HOTELS PLC ......................     17,805,929
   1,107,000    +TPI ENTERPRISES, INC ....................        154,980
     318,100    oVICORP RESTAURANTS, INC .................      3,817,200
   4,590,069     WENDYS INTERNATIONAL, INC ...............    119,054,914
                                                            -------------
                                                              999,993,164
                                                            -------------
                RETAIL--FOOD--0.63%
   1,471,900     ALBERTSONS, INC .........................     53,724,350
   1,705,716     AMERICAN STORES CO ......................     84,219,727
       4,878    oBRUNOS, INC .............................         56,097
      70,752     CARREFOUR SUPERMARCHE S.A ...............     51,434,169
      16,256     CASINO GUICHARD-PERRACHON S.A ...........        805,463
      30,000     CENTROS COMERCIALES CONTINENTE S.A ......        674,120
     109,000     CENTROS COMERCIALES PRYCA S.A ...........      2,364,080
     151,500     DELCHAMPS, INC ..........................      4,848,000
      51,750     DELHAIZE FRERES NV ......................      2,720,613
     313,373     FLEMING COS, INC ........................      5,640,714
   1,099,050     FOOD LION, INC (CLASS A) ................      7,865,076
   1,842,450     FOOD LION, INC (CLASS B) ................     13,242,609
      18,200    oFOODCORP LTD ............................        138,441
     297,300     GIANT FOOD, INC (CLASS A) ...............      9,699,412
     159,900     GREAT ATLANTIC & PACIFIC TEA CO, INC ....      4,347,281
     438,300     HANNAFORD BROTHERS, INC .................     15,587,043
     100,000    oHEMKOPSKEDJAN AB ........................      1,028,141
      60,248     KONINKLIJKE AHOLD NV ....................      5,092,156
   2,600,408    oKROGER CO ...............................     75,411,832
       1,700     LOBLAW COS LTD ..........................         23,412
     265,000     MARUETSU, INC ...........................      1,248,235
     234,700     NASH FINCH CO ...........................      5,192,737
      84,500     OSHAWA GROUP LTD (CLASS A) ..............      1,264,805
      38,800    oPRIMISTERES REYNOIRD S.A ................      1,521,337
       9,300     PROMODES S.A ............................      3,625,912
   2,900,000    oPT FISKARAGUNG PERKASA (FR) .............      4,678,207
   9,275,000    oPT SIERAD PRODUCA (FR) ..................      3,049,620
      54,026    oQUALITY FOOD CENTERS, INC ...............      2,052,988
     754,600     RUDDICK CORP ............................     12,450,900
     314,437    oRYKOFF-SEXTON, INC ......................      7,330,312
      20,000     RYOSHOKU LTD ............................        405,489
     458,001     SAFEWAY PLC .............................      2,648,822
   2,416,843    oSAFEWAY, INC ............................    111,476,883
     807,347     SAINSBURY (J) PLC .......................      4,897,668
         904     SEIYO FOOD SYSTEMS ......................          6,920
      20,000    oSELECTA GROUP (REGD) ....................      3,045,475
     459,524   xoSIZZLER INTERNATIONAL, INC ..............      1,349,851
   1,465,200    oSOUTHLAND CORP ..........................      4,899,262
     594,400    oSTARBUCKS CORP ..........................     23,144,450
     637,400     SUPERVALU, INC ..........................     21,990,300
     866,170     TESCO PLC ...............................      5,326,589
     156,500     WEIS MARKETS, INC .......................      4,518,937
     463,232     WINN DIXIE STORES, INC ..................     17,255,392
                                                            -------------
                                                              582,303,827
                                                            -------------
                RETAIL--GENERAL MERCHANDISE--3.45%
     387,500    o50-OFF STORES, INC ......................            775
     387,500     50-OFF STORES (RTS) .....................              0
     136,800     AOYAMA TRADING CO LTD ...................      4,399,422
   1,386,000    oAPPLIED INTERNATIONAL HOLDINGS LTD ......        103,762
     277,200    oAPPLIED INTERNATIONAL HOLDINGS LTD
                  WTS 12/30/99 ...........................          6,082
     196,700    oAPS HOLDING CORP ........................      1,721,125
     112,942     ARGOS PLC 5/7 (P/P) .....................      1,029,132
     150,000    oASICS CORP ..............................        305,428
   1,464,900    oAUTOZONE, INC ...........................     34,516,706
     257,300    oBARNES & NOBLE, INC .....................     11,063,900
       1,650     BAZAR DEL HOTEL DE VILLE ................        163,004
     481,700    oBED BATH & BEYOND, INC ..................     14,631,637
      38,533   xoBEN FRANKLIN RETAIL STORES, INC .........            192
     273,900    oBEST BUY, INC ...........................      4,074,262
         930     BEST DENKI CO LTD .......................          9,996
     111,200     BLAIR CORP ..............................      1,598,500
     522,512    oBOMBAY, INC .............................      2,612,560
     419,800     BOOTS CO LTD ............................      4,915,165
     742,500    oBORDERS GROUP, INC ......................     17,912,812
     172,100     BROWN GROUP, INC ........................      3,216,118
     120,000     BULGARI S.P.A ...........................        678,787
     189,287    oBURLINGTON COAT FACTORY
                  WAREHOUSE CORP .........................      3,691,096
   7,700,000     BURTON GROUP PLC ........................     15,089,792
     229,500   xoCALDOR CORP .............................        329,906
     139,400     CANADIAN TIRE, INC (CLASS A) ............      2,728,182
     153,347    oCARSON PIRIE SCOTT & CO .................      4,868,767
     562,000     CASEYS GENERAL STORES, INC ..............     12,100,562
      45,518     CASTORAMA DUBOIS S.A ....................      6,411,760
     597,000    oCHARMING SHOPPES, INC ...................      3,115,593
          40     CHIYODA CO ..............................            681
     696,000     CIFRA S.A. DE CV SERIES B ...............      1,294,965
     216,000     CIFRA S.A. DE CV SERIES C ...............        344,861
     111,544     CIFRA S.A. DE CV SERIES A ...............        205,854
   1,666,269     CIRCUIT CITY STORES-CIRCUIT CITY
                  GROUP ..................................     59,256,691
     542,300     CLAIRES STORES, INC .....................      9,490,250
     108,618     CLAIRES STORES, INC (CLASS A) ...........      1,900,815
     547,000   xoCLOTHESTIME, INC ........................         21,880
     546,700    oCML GROUP, INC ..........................        990,893
   2,334,213     COLES MYER LTD ..........................     12,049,179
         968     COMPTOIRS MODERNES ......................        511,123
     640,968    oCONSOLIDATED STORES CORP ................     22,273,638
     100,000     CORTEFIEL S.A ...........................      4,371,757
   1,684,335    oCOSTCO COMPANIES, INC ...................     55,372,513
   2,500,000    oCOURTS (SINGAPORE) LTD ..................      3,531,964
   3,084,332    oCUC INTERNATIONAL, INC ..................     79,614,319
     846,278    oCVS CORP ................................     43,371,747
      23,200    oCYRK, INC ...............................        272,600
     739,550     DAIEI, INC ..............................      4,750,251
     362,380     DAIMARU, INC ............................      2,086,946
      24,600     DART GROUP CORP (CLASS A) ...............      2,527,650
   2,007,545     DAYTON HUDSON CORP ......................    106,776,299
     220,500     DEB SHOPS, INC ..........................        882,000
      38,500    oDEPARTMENT 56, INC ......................        854,218
   1,200,000     DICKSON CONCEPTS LTD ....................      4,367,965
   1,616,500     DILLARDS, INC (CLASS A) .................     55,971,312
     688,057     DOLLAR GENERAL CORP .....................     25,802,137
     185,400    oDOLLAR TREE STORES, INC .................      9,339,525
      12,000     DOUGLAS HOLDINGS AG .....................        478,595
     374,200    oDRESS BARN, INC .........................      7,296,900
     162,300     DUTY FREE INTERNATIONAL, INC ............      3,043,125
         114    oDYLEX LTD ...............................            586
          38    oDYLEX LTD WTS 05/31/98 ..................             69
      92,100   xoEDISON BROTHERS STORES, INC .............        115,125
     252,800    oEGGHEAD, INC ............................        995,400
     138,200     ETHAN ALLEN INTERIORS, INC ..............      7,877,400
     180,700    oFABRI-CENTERS OF AMERICA (CLASS A) ......      4,924,075
     245,800    oFABRI-CENTERS OF AMERICA (CLASS B) ......      5,745,575
     298,700     FAMILY DOLLAR STORES, INC ...............      8,139,575
   1,597,649    oFEDERATED DEPARTMENT STORES, INC ........     55,518,302
     477,400     FINGERHUT COS, INC ......................      8,324,662
     280,090    oFOOTSTAR, INC ...........................      7,317,351
     446,000    oFURNITURE BRANDS INTERNATIONAL, INC .....      8,641,250
   1,777,100     GAP, INC ................................     69,084,762
     476,700    oGOOD GUYS, INC ..........................      2,681,437
     310,300    oGOTTSCHALKS, INC ........................      2,559,975

                       See notes to financial statements.

   SHARES                                                           VALUE
   ------                                                           -----
                RETAIL--GENERAL MERCHANDISE--(CONTINUED)
      92,400     GRANDOPTICAL PHOTOSERVICE S.A ...........    $14,038,652
     395,400     GREAT UNIVERSAL STORES PLC ..............      4,001,030
     151,300    oGUESS?, INC .............................      1,531,912
     335,800    oGYMBOREE CORP ...........................      8,059,200
     270,678     HANCOCK FABRICS, INC ....................      3,738,739
     191,275    oHANDLEMAN CO ............................      1,219,378
     142,700     HANKYU DEPARTMENT STORES, INC ...........      1,508,936
     274,375    oHANOVER DIRECT, INC .....................        308,671
     193,815    oHECHINGER CO (CLASS A) ..................        411,856
     166,225    oHECHINGER CO (CLASS B) ..................        561,009
     649,887     HEILIG MEYERS CO ........................     12,754,032
     306,000     HENNES & MAURITZ AB SERIES B ............     10,764,061
   4,110,533     HOME DEPOT, INC .........................    283,369,868
       1,890    oHOUSE OF FABRICS, INC ...................          5,197
     291,200    oHSN, INC ................................      9,100,000
     121,000     HUDSONS BAY CO ..........................      2,718,904
     167,400    oINTELLIGENT ELECTRONICS, INC ............        470,812
   1,860,300     INTIMATE BRANDS, INC (CLASS A) ..........     39,066,300
     121,000     ISETAN CO ...............................      1,501,534
     559,248     ITO-YOKADO CO LTD .......................     32,500,334
     249,000     IZUMIYA CO LTD ..........................      4,003,860
      96,050    oJACOBSON STORES, INC ....................        912,475
     158,700    oJONES APPAREL GROUP, INC ................      7,577,925
     262,350     JUSCO CO LTD ............................      8,872,658
   3,280,200    oK MART CORP .............................     40,182,450
       3,800    oKARSTADT AG .............................      1,354,183
      37,000     KESKO CO ................................        521,426
     280,336     KINGFISHER PLC ..........................      3,181,961
     395,500    oKOHLS CORP ..............................     20,936,781
     246,500    oLANDS END, INC ..........................      7,302,562
       1,400     LAOX CO LTD .............................         19,697
     147,000    oLECHTERS, INC ...........................        643,125
   1,944,905     LIMITED, INC ............................     39,384,326
     421,942     LONGS DRUG STORES CORP ..................     11,049,606
   1,198,300     LOWES COS, INC ..........................     44,486,887
     190,490    oLURIA (L.) & SON, INC ...................        285,735
     306,500    oMAC FRUGALS BARGAINS CLOSE-
                  OUTS, INC ..............................      8,352,125
   4,761,400     MARKS & SPENCER PLC .....................     39,463,502
   1,092,853     MARUI CO LTD ............................     20,342,442
   2,863,970     MAY DEPARTMENT STORES CO ................    135,322,582
     262,400     MEIKLES AFRICA LTD ......................        645,504
     135,500    oMENS WAREHOUSE, INC .....................      4,268,250
     271,200     MERCANTILE STORES CO, INC ...............     17,068,650
      94,566    oMETRO AG ................................     10,370,456
     228,100    oMEYER (FRED), INC .......................     11,789,918
     101,800    oMICHAELS STORES, INC ....................      2,156,887
      86,700    oMICROAGE, INC ...........................      1,593,112
      68,560     MINISTOP CO LTD .........................      2,336,668
     195,900     MITSUKOSHI LTD ..........................      1,395,255
      12,000     MIZUNO CORP .............................         78,441
      11,900    oMOVIE GALLERY, INC ......................         75,862
       6,700    oMSC INDUSTRIAL DIRECT CO (CLASS A) ......        268,837
     503,500    oMUSICLAND STORES CORP ...................      1,353,156
     848,400     MYCAL CORP ..............................     12,233,376
     195,849    oNEIMAN-MARCUS GROUP, INC ................      5,141,036
   1,977,600     NEXT PLC ................................     22,331,604
          78    oNISSEN CO LTD ...........................            297
     380,500     NORDSTROM, INC ..........................     18,668,281
     591,800    oOFFICEMAX, INC ..........................      8,544,112
      11,624     OPSM PROTECTOR LTD ......................         31,177
     454,023    oPAYLESS SHOESOURCE, INC .................     24,829,382
   2,502,117     PENNEY, (J.C.) CO, INC ..................    130,579,230
     581,000     PEP BOYS MANNY, MOE, & JACK CO ..........     19,790,312
      93,900     PEPKOR LTD ..............................        548,638
      42,300    oPETCO ANIMAL SUPPLIES, INC ..............      1,269,000
     183,600   xoPETRIE STORES CORP (LIQUIDATING TRUST) ..        573,750
     686,800    oPETSMART, INC ...........................      7,898,200
      89,600     PICKN PAY STORES LTD ....................        134,335
      45,200     PICKN PAY STORES LTD SERIES N ...........         64,777
     537,861     PIER 1 IMPORTS, INC .....................     14,253,316
      11,038    oPINAULT-PRINTEMPS-REDOUTE S.A ...........      5,309,378
      96,000     PLAYMATES TOYS HOLDINGS LTD .............         17,100
      18,300     PRICE ENTERPRISES, INC ..................        352,275
     187,000    oPROFFITTS, INC ..........................      8,204,625
      78,500     REGIS CORP ..............................      1,854,562
     240,884    oREX STORES CORP .........................      2,438,950
     135,150    oREXALL SUNDOWN, INC .....................      5,270,850
      65,000     RINASCENTE S.P.A ........................        360,987
     130,000    oRINASCENTE S.P.A. RTS ...................         13,624
       3,250    oRINASCENTE S.P.A. WTS 12/31/99 ..........          1,605
     573,463     RITE AID CORP ...........................     28,601,467
   1,024,000     ROBINSON & CO LTD .......................      5,335,575
     476,100     ROBINSON DEPARTMENT STORE (FR) ..........        174,599
     596,400     ROSS STORES, INC ........................     19,494,825
   1,312,500     ROUSE CO ................................     38,718,750
       2,400     ROYAL CO LTD ............................         44,883
      69,650     RUSS BERRIE & CO, INC ...................      1,527,946
      57,200    oSAMSONITE CORP ..........................      2,523,950
     651,100     SEARS PLC ...............................        726,029
   3,456,100     SEARS ROEBUCK & CO ......................    185,765,375
     485,430     SEIYU LTD ...............................      3,898,556
         500     SENSHUKAI CO LTD ........................          5,112
     569,112    oSERVICE MERCHANDISE, INC ................      1,707,336
     165,234     SEVEN-ELEVEN JAPAN CO LTD ...............     12,504,866
     248,000     SHIMACHU CO .............................      7,455,415
         500     SHIMAMAURA CO LTD .......................         17,827
      11,200    oSHOPKO STORES, INC ......................        285,600
     464,900     SOTHEBYS HOLDINGS, INC (CLASS A) ........      7,845,187
     214,000     SPECIALTY STORES LTD ....................        186,374
   1,010,268    oSTAPLES, INC ............................     23,488,731
     127,700    oSTEIN MART, INC .........................      3,831,000
     146,735     STRAWBRIDGE & CLOTHIER (CLASS A) ........      2,384,443
     603,800     STRIDE RITE CORP ........................      7,773,925
     553,200    oSUNGLASS HUT INTERNATIONAL, INC .........      3,492,075
     249,400    oSYMS CORP ...............................      2,478,412
      15,300    oTAG HEUER INTERNATIONAL S.A .............      2,298,305
     350,000     TAKASHIMAYA CO LTD ......................      4,771,494
      48,900     TALBOTS, INC ............................      1,662,600
     590,101     TANDY CORP ..............................     33,045,656
     372,500    oTHE SPORTS AUTHORITY, INC ...............      7,240,468
     125,400     TIFFANY & CO ............................      5,791,912
      32,600    oTIMBERLAND CO ...........................      2,102,700
   2,043,760     TJX COS, INC ............................     53,904,170
   3,134,444     TOMKINS PLC .............................     13,563,303
     534,100    oTOPPS, INC ..............................      2,236,543
   3,664,741    oTOYS R US, INC ..........................    128,265,935
     126,000    oTRANS WORLD ENTERTAINMENT CORP ..........      2,173,500
      57,000    oUNITED AUTO GROUP, INC ..................      1,129,312
     427,000     UNY CO LTD ..............................      8,358,678
       1,637    oVALORA HOLDINGS AG (REGD) ...............        348,082
     173,626    oVENTURE STORES, INC .....................        401,510
     283,750    oWABAN, INC ..............................      9,133,203
  12,545,976     WAL-MART STORES, INC ....................    424,210,813
   1,500,700     WALGREEN CO .............................     80,475,037
      39,100    oWEST MARINE, INC ........................      1,006,825
     278,675    oWILLIAMS-SONOMA, INC ....................     11,913,356
      42,000     WOOLTRU LTD .............................        238,915
      61,000     WOOLTRU LTD (CLASS N) (NON-VTG) .........        330,856
   1,496,900    oWOOLWORTH CORP ..........................     35,925,600
     371,400    oZALE CORP ...............................      7,358,362
                                                            -------------
                                                            3,216,371,121
                                                            -------------

                       See notes to financial statements.

  SHARES                                                         VALUE
  ------                                                         -----
                TEXTILE & APPAREL--0.50%
     120,000     ADIDAS AG ...............................    $13,290,481
     130,400     ANGELICA CORP ...........................      2,282,000
     158,500    oANN TAYLOR STORES CORP ..................      3,090,750
         200     ATSUGI NYLON INDUSTRIAL CO LTD ..........            630
     144,560     BENETTON GROUP S.P.A ....................      2,307,784
     236,700    oBURLINGTON INDUSTRIES, INC ..............      2,840,400
     456,300     CATO CORP (CLASS A) .....................      2,481,131
       4,430     CHARGEURS S.A ...........................        255,493
     289,800     COATS VIYELLA PLC .......................        614,950
     148,100    oCONE MILLS CORP .........................      1,184,800
      10,000     CONFECCOES GUARARAPES SA ................         72,450
      42,000     COURTAULDS TEXTILES PLC .................        214,245
      90,674     DAWSON INTERNATIONAL PLC ................        107,899
     168,700     DOMINION TEXTILES, INC ..................        990,483
          17     ESCADA AG. (STAMM) ......................          2,780
     109,500     FAB INDUSTRIES, INC .....................      3,421,875
     130,300    oFIELDCREST CANNON, INC ..................      2,475,700
      12,000     FILA HOLDING S.P.A. ADR .................        401,250
     858,100    oFRUIT OF THE LOOM, INC (CLASS A) ........     26,601,100
     344,800     G & K SERVICES, INC (CLASS A) ...........     12,843,800
     120,900    oGENESCO, INC ............................      1,715,268
      67,000    oGUCCI GROUP NV ADR ......................      4,313,125
     409,057     GUILFORD MILLS, INC .....................      8,513,498
     360,000     GUNZE LTD ...............................      1,642,232
     277,200    oHARTMARX CORP ...........................      2,286,900
     229,998     HERMES INTERNATIONAL S.A ................     21,546,431
     284,250    oJUST FOR FEET, INC ......................      4,956,609
     203,800    oKANEBO LTD ..............................        374,011
     489,150     KELLWOOD CO .............................     13,573,912
     515,000     KURABO INDUSTRIES LTD ...................      1,390,680
     132,250     KURARAY CO LTD ..........................      1,317,535
     429,200     LIZ CLAIBORNE, INC ......................     20,011,450
     172,000     MARZOTTO & FIGLI S.P.A ..................      1,438,659
     393,000     MITSUBISHI RAYON CO LTD .................      1,621,049
     257,200    oMOHAWK INDUSTRIES, INC ..................      5,851,300
     450,700    oNAUTICA ENTERPRISES, INC ................     11,915,381
   1,111,800     NIKE, INC (CLASS B) .....................     64,901,325
     314,400    oNINE WEST GROUP, INC ....................     12,006,150
     443,000     NISSHINBO INDUSTRY, INC .................      4,026,232
     233,000     ONWARD KASHIYMA CO LTD ..................      3,868,755
     141,500     OSHKOSH B'GOSH, INC (CLASS A) ...........      3,077,625
     161,500     OXFORD INDUSTRIES, INC ..................      4,582,562
      44,600    oPARAGON TRADE BRANDS, INC ...............        760,987
     329,588     PHILLIPS VAN HEUSEN CORP ................      4,943,820
   8,250,000    oPT GREAT RIVER INDUSTRIES (FR) ..........      5,170,893
  20,801,800    oPT INDO RAMA SYNTHETICS (FR) ............     18,808,987
     312,910    oREEBOK INTERNATIONAL LTD ................     14,687,213
     523,228    oRENOWN, INC .............................      1,303,159
     460,100     RUSSELL CORP ............................     13,630,462
         888    oSALAMANDER AG ...........................        127,395
      52,000    oSANRIO CO LTD ...........................        428,980
     195,100     SPRING INDUSTRIES, INC ..................     10,291,525
      88,500     ST. JOHN KNITS, INC .....................      4,779,000
     367,855    oTAVEX ALGODONERA S.A ....................      4,726,977
   1,220,000     TEIJIN LTD ..............................      5,757,253
     190,600     TOKYO STYLE CO LTD ......................      2,648,388
   1,097,000     TORAY INDUSTRIES, INC ...................      7,832,320
     383,000     TOYOBO CO LTD ...........................      1,014,152
     109,900    oTULTEX CORP .............................        673,137
     452,425     UNIFI, INC ..............................     16,909,384
     194,000    oUNITIKA LTD .............................        389,934
     491,400     VF CORP .................................     41,646,150
      44,000     WACOAL CORP .............................        546,012
     302,600     WARNACO GROUP, INC (CLASS A) ............      9,645,375
     214,200    oWESTPOINT STEVENS, INC ..................      8,380,575
     632,787     WOLVERINE WORLD WIDE, INC ...............     19,220,905
     160,600     WORLD CO LTD ............................      7,059,521
                                                            -------------
                                                              471,793,194
                                                            -------------
                TOBACCO--1.54%
   1,255,975     B.A.T. INDUSTRIES LTD ...................     11,235,465
     547,250     DIMON, INC ..............................     14,502,125
     122,800    oEMPRESAS LA MODERN SERIES A NPV .........        652,247
   1,303,600     FORTUNE BRANDS, INC .....................     48,640,575
   2,200,000    oGALLAHER GROUP PLC ......................     10,288,702
   1,133,700    oGALLAHER GROUP PLC ADR ..................     20,902,593
     300,900     IMASCO LTD ..............................      8,724,270
      16,000     MAFCO CONSOLIDATED GROUP, INC ...........        536,000
      24,928    oNOBLEZA-PICCARDO S.A. (CLASS B) .........        164,541
  25,643,400     PHILIP MORRIS COS, INC ..................  1,137,925,875
   2,092,000     R.J. REYNOLDS BERHAD ....................      5,221,717
     148,700     REMBRANDT GROUP LTD .....................      1,586,833
   2,661,846     RJR NABISCO HOLDINGS CORP ...............     87,840,918
     171,620     ROTHMANS HOLDINGS LTD ...................      1,056,908
     117,000    oROTHMANS OF PALL MALL BERHAD ............      1,149,605
     184,060     SCHWEITZER-MAUDUIT
                  INTERNATIONAL, INC .....................      6,902,250
      22,000     SEITA S.A ...............................        696,986
      64,478     SOUZA CRUZ S.A ..........................        679,755
     256,061    oSTANDARD COMMERCIAL CORP ................      4,449,059
      90,000     TABACALERA S.A. SERIES A (REGD) .........      4,840,208
     302,000     UNIVERSAL CORP ..........................      9,588,500
   2,133,700     UST, INC ................................     59,210,175
                                                            -------------
                                                            1,436,795,307
                                                            -------------
                TRADING COMPANIES--0.12%
      65,000     INCHCAPE BERHAD .........................        234,123
   4,900,000     INCHCAPE PLC ............................     23,078,848
   1,416,350     ITOCHU CORP .............................      7,636,906
     102,540     IWATANI & CO LTD ........................        412,204
   2,384,950     MARUBENI CORP ...........................     10,837,880
   2,428,000     MITSUBISHI CORP .........................     30,342,157
   3,041,664     MITSUI & CO LTD .........................     29,239,211
     224,000     NAGASE & CO .............................      1,775,485
         800     RYOSAN CO LTD ...........................         18,736
     330,195     STELUX HOLDINGS INTERNATIONAL LTD .......         63,930
      66,039    oSTELUX HOLDINGS INTERNATIONAL
                  WTS 02/28/98 ...........................          2,216
   1,271,310     SUMITOMO CORP ...........................     12,109,876
         968     TACHIBANA SHOKAI LTD ....................          7,613
                                                            -------------
                                                              115,759,185
                                                            -------------
                TRUCKERS & SHIPPING--0.26%
       6,000     AISIN SEIKI CO LTD ......................         91,759
     285,000    oAMERICAN FREIGHTWAYS CORP ...............      4,453,125
     275,906     APL LTD .................................      8,622,062
     638,900     ARNOLD INDUSTRIES, INC ..................     10,861,300
      34,639    oBCR PARTICIPATIONS C.V.G. 05/19/99 ......          6,549
      72,400     BERGESEN AS SERIES A ....................      1,715,849
     629,652     BRAMBLES INDUSTRIES LTD .................     12,355,218
      72,000    oBUDGET GROUP, INC .......................      2,484,000
     303,800     CALIBER SYSTEM, INC .....................     11,316,550
      59,100     CNF TRANSPORTATION, INC .................      1,905,975
      13,750    oCONSOLIDATED FREIGHTWAYS CORP ...........        225,156
         306     DAMPSKIBSSELSKABET AF 1912
                  (CLASS B) ..............................     10,960,407
         294     DAMPSKIBSSELSKABET SVENDBORG
                  (CLASS B) ..............................     15,208,385
     145,257    oHALTER MARINE GROUP, INC ................      3,486,168
     242,580    oHEARTLAND EXPRESS, INC ..................      5,700,630


                       See notes to financial statements.

  SHARES                                                          VALUE
  ------                                                          -----
               TRUCKERS & SHIPPING--(CONTINUED)
     300,000     HITACHI ZOSEN CORP ......................    $ 1,195,495
     201,350     HUNT (J.B.) TRANSPORT SERVICES, INC .....      2,995,081
      45,000     JURONG SHIPYARD LTD .....................        195,132
   1,073,000     KAMIGUMI CO LTD .........................      6,048,130
   1,111,000    oKAWASAKI KISEN KAISHA LTD ...............      2,242,785
       9,000     KONINKLIJKE NEDLLOYD GROEP NV ...........        260,449
       6,000     LAIDLAW, INC (CLASS A) ..................         94,375
     363,392     LAIDLAW, INC (CLASS B) ..................      5,017,845
     265,800    oLANDSTAR SYSTEM, INC ....................      7,475,625
       1,000    oLAURITZEN J. HOLDINGS (CLASS B) .........        100,291
     114,000    oM.S. CARRIERS, INC ......................      2,864,250
     476,000     MALAYSIAN INTERNATIONAL SHIPPING
                  CO (FR) ................................      1,235,263
     124,900     MITSUBISHI WAREHOUSE &
                  TRANSPORTATION CO LTD ..................      1,790,061
     411,960    oMITSUI ENGINEERING & SHIP
                  BUILDING CO LTD ........................        900,029
   2,094,080    oMITSUI OSK LINES LTD ....................      4,318,838
     106,000     MITSUI SOKO CO LTD ......................        740,140
      17,142    oNCL HOLDINGS AS .........................         54,089
     199,000     NEPTUNE ORIENT LINES LTD ................        178,150
   1,069,840     NIPPON YUSEN KABUSHIKI KAISHA ...........      4,160,452
      64,720     OCEAN GROUP PLC .........................        568,188
     762,500    oOMI, INC ................................      7,291,406
     427,560     OVERSEAS SHIPHOLDING GROUP, INC .........      8,390,865
     641,000     PARK MAY BERHAD .........................      1,066,641
     250,073     PENINSULAR & ORIENTAL STEAM
                  NAVIGATION CO ..........................      2,497,178
     225,450     PITTSTON BURLINGTON GROUP CO ............      6,340,781
     116,750     ROADWAY EXPRESS, INC ....................      2,729,031
     888,352     RYDER SYSTEM, INC .......................     29,315,616
     167,500     SAFMARINE & RENNIES HOLDINGS LTD ........        409,933
     734,000     SEINO TRANSPORTATION CO LTD .............      7,953,888
      69,100     SHURGARD STORAGE CENTERS, INC ...........      1,934,800
       8,659    oSOCIETE DE GERANCE DARMEMENT NEW ........        101,029
      34,639   ~oSOCIETE ANOMYNE DE GERANCE &
                  D'ARMENENT .............................        486,752
     238,100    oSWIFT TRANSPORTATION CO, INC ............      7,023,950
      61,700     TRANSPORTATION DEVELOPMENT
                  GROUP PLC ...............................       178,162
      52,000    oTRANSPORT MARITIMA MEXICO
                  SERIES L ................................       319,014
       8,300     TRENCOR LTD .............................         34,770
     236,000     USFREIGHTWAYS CORP ......................      6,106,500
     466,250     WERNER ENTERPRISES, INC .................      9,033,593
       9,500     XTRA CORP ...............................        417,406
   1,191,006     YAMATO TRANSPORT CO LTD .................     14,883,728
     190,900    oYELLOW CORP .............................      4,271,387
                                                            -------------
                                                              242,614,231
                                                            -------------
                UTILITIES--ELECTRIC--3.10%
     466,800    oAES CORP ................................     33,026,100
     821,700     ALLEGHENY POWER SYSTEMS, INC ............     21,929,118
   1,269,997     AMERICAN ELECTRIC POWER CO, INC .........     53,339,874
     335,500     ATLANTIC ENERGY, INC ....................      5,640,593
     474,000     AUSTRALIA GAS LIGHT CO ..................      2,769,942
   1,594,624     BALTIMORE GAS & ELECTRIC CO .............     42,556,528
     395,350     BLACK HILLS CORP ........................     11,267,475
     349,986     BOSTON EDISON CO ........................      9,230,880
   1,097,536     CAROLINA POWER & LIGHT CO ...............     39,374,104
   1,694,859     CENTERIOR ENERGY CORP ...................     18,961,235
   1,883,600     CENTRAL & SOUTH WEST CORP ...............     40,026,500
      94,600     CENTRAL HUDSON GAS & ELECTRIC CORP ......      3,257,787
     661,764    oCENTRAL LOUISIANA ELECTRIC, INC .........     18,612,112
     145,938     CENTRAL MAINE POWER CO ..................      1,805,982
     280,700     CHILECTRA S.A. ADR ......................      8,189,600
     860,400     CHINA LIGHT & POWER CO LTD ..............      4,875,439
   4,268,702     CIA PAULISTA DE FORCA & LUZ .............        717,662
   1,666,598     CINERGY CORP ............................     58,018,442
     300,309     CIPSCO, INC .............................     10,980,047
     425,237    oCITIZENS UTILITIES CO (CLASS B) .........      3,401,896
   1,798,400     CMS ENERGY CORP .........................     63,393,600
   2,205,000     CONSOLIDATED EDISON CO OF
                  NEW YORK, INC ..........................     64,909,687
     548,800     DELMARVA POWER & LIGHT CO ...............     10,461,500
   1,557,800     DOMINION RESOURCES, INC .................     57,054,425
     629,550     DPL, INC ................................     15,502,668
     733,293     DQE, INC ................................     20,715,527
   1,173,818     DTE ENERGY CO ...........................     32,426,722
   2,391,498     DUKE ENERGY CORP ........................    114,642,435
     214,000     EASTERN UTILITIES ASSOCIATION CO ........      3,905,500
   7,857,410     EDISON INTERNATIONAL CO .................    195,453,073
     889,000     EDISON ..................................      4,419,699
      42,714    oEL PASO ELECTRIC CO .....................        301,667
      77,251     ELECTRABEL NV ...........................     16,567,354
       2,000    oELECTRABEL S.A. STRIP (VVPR) ............          1,335
   9,977,766     ELECTROBRAS S.A .........................      5,579,244
     414,840     EMPRESA NACIONAL DE
                  ELECTRIDAD S.A. ........................     34,889,549
     494,000     EMPRESA NACIONAL DE
                  ELECTRIDAD S.A. ADR ....................     11,145,875
   1,485,000     ENERGY GROUP PLC ........................     15,842,222
     150,000     ENERSIS S.A. ADR ........................      5,334,375
     706,090     ENOVA CORP ..............................     16,990,290
   2,125,704     ENTERGY CORP ............................     58,191,147
     787,139     FLORIDA PROGRESS CORP ...................     24,647,289
   1,194,848     FPL GROUP, INC ..........................     55,037,686
   1,040,000     GPU, INC ................................     37,310,000
     382,491     HAWAIIAN ELECTRIC INDUSTRIES, INC .......     14,773,714
   4,700,025     HONG KONG ELECTRIC CO LTD ...............     18,927,951
   1,673,600     HOUSTON INDUSTRIES, INC .................     35,877,800
   1,452,397     IBERDROLA S.A ...........................     18,367,215
     970,400     IDAHO POWER CO ..........................     30,446,300
      14,500     IES INDUSTRIES, INC .....................        427,750
     776,552     ILLINOVA CORP ...........................     17,084,144
     504,400     IPALCO ENTERPRISES, INC .................     15,762,500
   1,209,114     KANSAI ELECTRIC POWER CO, INC ...........     23,351,848
     582,834     KANSAS CITY POWER & LIGHT CO ............     16,647,196
     137,000     KOREA ELECTRIC POWER CORP ...............      4,087,943
      27,700     KU ENERGY CORP ..........................        945,262
   1,370,000     LIGHT SERVICOS DE ELETRICIDADE S.A ......        681,742
   1,222,400     LONG ISLAND LIGHTING CO .................     28,115,200
     666,400     LOUISVILLE GAS & ELECTRIC
                  ENERGY CORP .............................    14,702,450
      76,232     MANILA ELECTRIC CO SERIES B .............        375,723
     454,400     MIDAMERICAN ENERGY HOLDINGS CO ..........      7,866,800
     405,402     MINNESOTA POWER & LIGHT CO ..............     12,314,085
     473,886     MONTANA POWER CO ........................     10,988,231
     686,795     NATIONAL GRID GROUP PLC .................      2,508,957
   3,862,900     NATIONAL POWER PLC ......................     33,559,507
   1,786,900     NEVADA POWER CO .........................     37,971,625
     625,143     NEW ENGLAND ELECTRIC SYSTEMS CO .........     23,130,291
     448,086     NEW YORK STATE ELECTRIC & GAS CORP ......      9,353,795
   1,855,400    oNIAGARA MOHAWK POWER CORP ...............     15,886,862
     638,579     NIPSCO INDUSTRIES, INC ..................     26,381,294
     868,800     NORTHEAST UTILITIES CO ..................      8,307,900
     527,300     NORTHERN STATES POWER CO ................     27,287,775
     833,729     OGE ENERGY CORP .........................     37,934,669
     926,392     OHIO EDISON CO ..........................     20,206,925

                       See notes to financial statements.

  SHARES                                                          VALUE
  ------                                                          -----
                UTILITIES--ELECTRIC--(CONTINUED)
      12,000     OESTERREICHISCHE
                  ELEKTRIZITAETSWIRSCHAFTS AG. ...........   $    845,359
   2,067,500     PACIFICORP ..............................     45,485,000
   2,120,200     PECO ENERGY CO ..........................     44,524,200
   4,239,640     PG&E CORP ...............................    102,811,270
   1,106,100     PINNACLE WEST CAPITAL CORP ..............     33,252,131
     545,500     PORTLAND GENERAL CORP ...................     21,649,531
     634,700     POTOMAC ELECTRIC POWER CO ...............     14,677,437
   1,450,000     POWERGEN PLC ............................     17,254,630
   1,860,072     PP&L RESOURCES, INC .....................     37,085,185
   1,459,592     PUBLIC SERVICE CO OF COLORADO ...........     60,573,068
     560,662     PUBLIC SERVICE CO OF NEW MEXICO .........     10,021,833
   2,294,746     PUBLIC SERVICE ENTERPRISE GROUP, INC ....     57,368,650
   1,608,031     PUGET SOUND ENERGY, INC .................     42,612,821
     550,920    oRHEIN-WESTFALEN
                  ELECTRIC AG. (STAMM) ...................     23,711,114
     165,600     ROCHESTER GAS & ELECTRIC CORP ...........      3,487,950
     679,000     SCANA CORP ..............................     16,847,687
     466,201     SCOTTISH POWER PLC ......................      3,033,762
      20,188     SEVILLANA DE ELECTRICIDAD S.A ...........        208,632
     186,346     SHUN TAK ENTERPRISES CORP LTD ...........        114,251
     604,300     SIERRA PACIFIC RESOURCES ................     19,337,600
   4,699,962     SOUTHERN CO .............................    102,811,668
     103,015     SOUTHERN ELECTRIC PLC ...................        760,371
     436,283     SOUTHWESTERN PUBLIC SERVICE CO ..........     17,151,375
     947,252     TECO ENERGY, INC ........................     24,214,129
   5,200,000     TENAGA NASIONAL BERHAD ..................     25,340,760
   2,407,807     TEXAS UTILITIES CO ......................     82,918,853
     916,903     TOHOKU ELECTRIC POWER CO, INC ...........     16,346,143
   1,696,574     TOKYO ELECTRIC POWER CO, INC ............     35,731,528
      19,638     TRACTEBEL NV ............................      8,193,759
       6,138    oTRACTEBEL NV PUT WTS 11/15/1999 .........         65,903
     204,000     TRANSALTA CORP ..........................      2,432,444
     262,220    oTUCSON ELECTRIC POWER CO ................      3,802,190
   2,358,070     UNICOM CORP .............................     52,467,057
     712,000     UNION ELECTRIC CO .......................     26,833,500
     100,000     UNION ELECTRICA FENOSA S.A ..............        911,066
      76,100     UNITED ILLUMINATING CO ..................      2,349,587
       4,800     UNITED WATER RESOURCES, INC .............         93,000
     333,172     UTILICORP UNITED, INC ...................      9,703,634
     931,230     VEBA AG .................................     52,370,317
      50,846    oVIAG AG .................................     23,138,337
     878,600     WASHINGTON WATER POWER CO ...............     17,242,525
     556,229     WESTERN RESOURCES, INC ..................     18,042,678
     928,481     WISCONSIN ENERGY CORP ...................     23,095,964
     164,000     WPL HOLDINGS, INC .......................      4,581,750
     591,500     WPS RESOURCES CORP ......................     15,822,625
                                                              -----------
                                                            2,888,300,913
                                                            -------------
                UTILITIES--GAS & PIPELINE--0.87%
     238,900     AGL RESOURCES, INC ......................      4,927,312
     472,400    oAMERICAN STANDARD COS, INC ..............     21,139,900
     191,600     AMERICAN WATER WORKS CO, INC ............      4,095,450
     322,825     ATMOS ENERGY CORP .......................      7,747,800
   9,825,400     BG PLC ..................................     36,138,833
     154,900    oBLACK BOX CORP ..........................      6,234,725
     441,250     BROOKLYN UNION GAS CO ...................     12,630,781
     436,800     CABOT OIL & GAS CORP (CLASS A) ..........      7,698,600
     353,700    oCALENERGY, INC ..........................     13,440,600
   1,770,400    oCENTRICA PLC ............................      2,158,294
     892,137     COASTAL CORP ............................     47,450,536
     576,600     COLUMBIA GAS SYSTEMS, INC ...............     37,623,150
     678,600     CONSOLIDATED NATURAL GAS CO .............     36,517,162
     337,038     EASTERN ENTERPRISES CO ..................     11,691,005
     316,902     EL PASO NATURAL GAS CO ..................     17,429,610
       6,287    oENERGIA E INDUSTRIAS ARAGONESAS S.A .....         45,310
   1,667,000     ENRON CORP ..............................     68,034,437
     638,200     ENSERCH CORP ............................     14,199,950
     427,875     EQUITABLE RESOURCES, INC ................     12,140,953
      65,041     GAS NATURAL SDG S.A .....................     14,234,860
   6,687,123     HONG KONG & CHINA GAS CO LTD ............     13,378,883
     117,161    oHONG KONG & CHINA GAS WTS 11/30/97 ......        125,519
      18,200     INDIANA ENERGY, INC .....................        444,762
     232,700    oIONICS, INC .............................     10,587,850
     140,096     IPL ENERGY, INC .........................      4,675,112
     520,000     ITALGAS S.P.A ...........................      1,681,680
     693,176     MCN ENERGY GROUP, INC ...................     21,228,515
     292,800     NATIONAL FUEL GAS CO ....................     12,279,300
      71,400     NEW JERSEY RESOURCES CORP ...............      2,240,175
     773,600     NGC CORP ................................     11,942,450
     423,140     NICOR, INC ..............................     15,180,147
     750,568     NORAM ENERGY CORP .......................     11,446,162
      37,000     NORTHWEST NATURAL GAS CO ................        968,937
     174,062     ONEOK, INC ..............................      5,602,620
   1,754,925     OSAKA GAS CO LTD ........................      5,045,639
     832,640     PACIFIC ENTERPRISES, INC ................     27,997,520
     387,715     PEOPLES ENERGY CORP .....................     14,515,080
      28,600     PIEDMONT NATURAL GAS CO, INC ............        734,662
       9,000     PRIMAGAZ ................................        797,139
     337,056    oPRIMARK CORP ............................      8,974,116
     499,340     QUESTAR CORP ............................     20,160,852
     505,800     SONAT, INC ..............................     25,922,250
      30,500     SOUTHWESTERN ENERGY CO ..................        396,500
   1,673,188     TENNECO, INC ............................     75,607,182
   1,840,766     TOKYO GAS CO LTD ........................      5,115,492
     258,600     TRANS CANADA PIPELINES LTD ..............      5,201,617
      15,000     TRANS CANADA PIPELINES LTD (U.S.) .......        301,875
     133,000     TRANSPORTADORA DE GAS DEL SUR S.A
                  SERIES B ...............................        321,892
      18,800    oTRIARC COS, INC .........................        383,050
         324     UGI CORP ................................          7,168
     352,900     VALERO ENERGY CORP ......................     12,792,625
     735,600     WASHINGTON GAS LIGHT CO .................     18,481,950
     116,384     WESTCOAST ENERGY, INC ...................      2,134,325
      90,500     WESTERN GAS RESOURCES, INC ..............      1,764,750
       3,600     WICOR, INC ..............................        140,175
   1,853,747     WILLIAMS COS, INC .......................     81,101,431
     505,300     YANKEE ENERGY SYSTEMS, INC ..............     12,379,850
                                                            -------------
                                                              807,638,520
                                                            -------------
                UTILITIES--OTHER--0.07%
     109,000     ANGLIAN WATER PLC .......................      1,181,877
     461,932    oAUTOPISTAS CONCESIONARIA
                  ESPANOLA S.A. ..........................      6,281,351
     116,000    oBILLING INFORMATION CONCEPTS CORP .......      4,045,500
      48,973    oCOMPAGNIE GENERALE DES EAUX .............      6,281,166
      48,973    oCOMPAGNIE GENERALE DES EAUX
                  WTS 05/02/01 ............................        29,362
     558,128     HYDER PLC ...............................      7,547,251
      22,224     LYONNAISE DES EAUX S.A ..................      2,240,951
     196,805    oTHAMES WATER PLC ........................      2,271,507
   3,503,727     UNITED UTILITIES PLC ....................     38,515,425
                                                            -------------
                                                               68,394,390
                                                            -------------
                UTILITIES--TELEPHONE--5.62%
      89,900    oADTRAN, INC .............................      2,225,025
     564,400     ALIANT COMMUNICATIONS, INC ..............     11,005,800
   2,080,274     ALLTEL CORP .............................     69,559,161
     131,300    oAMERICAN MOBILE SATELLITE CORP ..........      1,345,825
   6,399,148     AMERITECH CORP ..........................    434,742,117
  17,449,803     AT & T CORP .............................    611,833,717
     822,200     BCE, INC ................................     22,885,248
          42     BCE, INC (U.S.) .........................          1,176

                       See notes to financial statements.

  SHARES                                                         VALUE
  ------                                                         -----
                UTILITIES--TELEPHONE--(CONTINUED)
   4,006,244     BELL ATLANTIC CORP ......................   $303,973,763
   8,791,610     BELLSOUTH CORP ..........................    407,710,913
  12,667,410    oBRITISH TELECOMMUNICATIONS PLC ..........     94,027,372
      36,500    oC-TEC CORP ..............................      1,272,937
     620,337    oCABLE & WIRELESS
                  COMMUNICATIONS PLC .....................      3,288,279
  10,938,038     CABLE & WIRELESS PLC ....................    100,578,075
     321,900     CABLE & WIRELESS PLC ADR ................      8,993,081
   1,136,000     CIA DE TELECOMMUNICACIONES
                  CHILE ADR ..............................     37,488,000
     737,600     CINCINNATI BELL, INC ....................     23,234,400
      15,500    oCOMMNET CELLULAR, INC ...................        538,625
     285,883    oCORECOMM, INC ...........................      4,931,481
         306     DDI CORP ................................      2,262,317
   3,725,000     DEUTSCHE TELEKOM AG .....................     89,779,614
   1,997,000     FRONTIER CORP ...........................     39,815,187
     521,337    oGLENAYRE TECHNOLOGIES, INC ..............      8,536,893
       2,650     GN STORE NORD AS--GN GREAT NORDIC .......        281,758
   8,849,212     GTE CORP ................................    388,259,176
   4,719,669     HONG KONG TELECOMMUNICATIONS LTD ........     11,270,213
     945,230     KONINKLIJKE PTT NEDERLAND NV ............     37,147,276
   4,924,500     MCI COMMUNICATIONS CORP .................    188,516,015
     582,400    oMOBILE TELECOMMUNICATIONS
                  TECHNOLOGIES CORP ......................      8,335,600
      95,000   xoMOBILEMEDIA CORP ........................         26,600
   1,301,100    oNEXTEL COMMUNICATIONS, INC
                 (CLASS A) ...............................     24,639,581
      12,861     NIPPON TELEGRAPH & TELEPHONE CORP .......    123,631,506
   3,763,344     NYNEX CORP ..............................    216,862,698
     129,000     PHILIPPINE LONG DISTANCE TELEPHONE
                  CO ADR .................................      8,288,250
     204,000     PORTUGAL TELECOM S.A ....................      8,239,947
   2,082,600    oPRICELLULAR CORP (CLASS A) ..............     18,743,400
     475,000     PT INDONESIAN SATELLITE CORP ADR ........     14,220,312
  11,947,426     SBC COMMUNICATIONS, INC .................    739,246,983
   2,400,000    oSINGAPORE TELECOMMUNICATIONS LTD ........      4,431,392
         597     SK TELECOM CO ...........................        307,205
     590,900     SOUTHERN NEW ENGLAND
                  TELECOMMUNICATIONS CORP ................     22,971,237
   2,948,219     SPRINT CORP .............................    155,150,024
     910,000     STET-SOCIETA FINANSIARIA TELEFONICA .....      4,474,092
     276,000    oTECHNOLOGY RESOURCES
                  INDUSTRIES BERHAD ......................        474,580
     205,900     TELE DANMARK AS (CLASS B) ...............     10,713,147
   1,680,000     TELEBRAS S.A ............................        227,828
     490,000    oTELEC DE SAO PAULO S.A ..................        144,505
      50,000    oTELECEL-COMUNICACAOES PESSOAIS ..........      4,152,970
  10,954,160     TELECOM CORP OF NEW ZEALAND .............     55,685,472
  20,780,026     TELECOM ITALIA MOBILE S.P.A .............     59,717,070
  15,565,026     TELECOM ITALIA S.P.A ....................     46,584,877
   4,225,000     TELECOM ITALIA S.P.A. DI RISP ...........      8,359,669
   1,505,441     TELEFONICA DE ARGENTINA S.A .............
                 (CLASS B) ...............................      5,194,290
   2,297,959     TELEFONICA DE ESPANA S.A ................     66,557,487
   2,610,000     TELEFONOS DE MEXICO S.A. SERIES L .......      6,240,769
   2,788,500     TELEKOM MALAYSIA BERHAD .................     13,036,584
     315,974     TELEPHONE & DATA SYSTEMS, INC ...........     11,987,263
     115,700     TELUS CORP ..............................      2,125,975
     116,000    oU.S. LONG DISTANCE CORP .................      2,001,000
   4,286,146     U.S. WEST COMMUNICATIONS
                  GROUP, INC .............................    161,534,807
   3,581,146    oU.S. WEST MEDIA GROUP, INC ..............     72,518,206
   1,290,110     VODAFONE GROUP PLC ......................      6,280,355
  13,794,719    oWORLDCOM, INC ...........................    441,431,008
                                                            -------------
                                                            5,230,040,133
                                                            -------------
               TOTAL COMMON STOCK
                (Cost $49,000,290,077) ................... 89,419,459,137
                                                           --------------
  PRINCIPAL
  ---------

               SHORT TERM INVESTMENTS--6.55%
                BANK NOTES--0.21%
                 BANK OF AMERICA
$25,000,000         5.720%,  08/01/97 .....................    24,999,910
 20,000,000         5.860%,  09/26/97 .....................    19,994,818
 25,000,000         5.850%,  11/03/97 .....................    25,003,850
                 BANK ONE OF COLUMBUS, N.A.
 20,000,000         5.690%,  10/28/97 .....................    19,984,226
                 FCC NATIONAL BANK
 37,000,000         5.500%,  07/01/97 .....................    36,998,790
 20,000,000         5.900%,  10/17/97 .....................    20,007,244
 25,000,000         5.880%,  11/05/97 .....................    25,006,742
 13,000,000         5.870%,  11/10/97 .....................    13,003,350
                 HUNTINGTON NATIONAL BANK
 13,000,000         5.740%,  09/02/97 .....................    12,998,853
                                                            -------------
                                                              197,997,783
                                                            -------------
                BANKERS ACCEPTANCES--0.11%
                 BANK OF MONTREAL
 10,000,000         5.540%,  08/27/97 .....................     9,909,778
 10,000,000         5.570%,  09/15/97 .....................     9,880,222
                 NATIONS BANK OF TEXAS
  5,000,000         5.570%,  11/24/97 .....................     4,885,258
                 NATIONSBANK SOUTH
  5,000,000         5.560%,  07/08/97 .....................     4,993,922
  5,000,000         5.450%,  09/09/97 .....................     4,944,975
  5,000,000       * 5.670%,  10/06/97 .....................     4,923,641
                 NATIONSBANK, NA
 25,000,000         5.580%,  07/07/97 .....................    24,973,652
  8,000,000         5.520%,  07/21/97 .....................     7,974,006
                 REPUBLIC NATIONAL BANK OF NEW YORK
 30,000,000         5.320%,  07/10/97 .....................    29,954,418
                                                            -------------
                                                              102,439,872
                                                            -------------
                CERTIFICATES OF DEPOSIT--0.46%
                 ABN AMRO BANK N.V.
 20,000,000         5.650%,  12/23/97 .....................    19,972,312
 17,000,000         5.890%,  03/06/98 .....................    16,986,219
                 DEUTSCHE BANK
 25,000,000         5.680%,  07/01/97 .....................    24,999,387
                 MORGAN GUARANTY TRUST CO
 50,000,000         5.770%,  02/03/98 .....................    49,930,325
                 NATIONAL WESTMINSTER BANK PLC
 42,500,000         5.890%,  10/02/97 .....................    42,513,230
                 RABOBANK
 15,000,000         5.500%,  12/05/97 .....................    14,970,948
                 REGIONS BANK (ALABAMA)
 15,000,000         5.800%,  08/22/97 .....................    15,002,412
                 ROYAL BANK OF CANADA
 25,000,000         5.960%,  09/26/97 .....................    25,002,437
 25,000,000         5.580%,  12/11/97 .....................    24,958,967
 12,500,000         5.770%,  01/27/98 .....................    12,483,380
 25,000,000         6.050%,  06/10/98 .....................    24,990,852
                 SOCIETE GENERALE
 40,000,000         5.920%,  09/17/97 .....................    39,999,464
 15,000,000         5.560%,  11/20/97 .....................    14,978,650
                 WESTDEUTSCHE LANDESBANK
100,000,000         5.550%,  07/08/97 .....................    99,997,530
                                                            -------------
                                                              426,786,113
                                                            -------------

                       See notes to financial statements.

 PRINCIPAL                                              VALUE
 ---------                                              -----
                COMMERCIAL PAPER--3.73%
                 AIR PRODUCTS & CHEMICALS, INC
23,500,000         5.520%,  08/12/97 ......................  $ 23,343,372
20,000,000         5.450%,  10/06/97 ......................    19,694,022
                 AIRTOUCH COMMUNICATIONS, INC
16,000,000       # 5.700%,  07/14/97 ......................    15,964,284
 5,000,000       # 5.750%,  07/17/97 ......................     4,986,589
                 AMERICAN EXPRESS CREDIT CORP
23,000,000         5.280%,  07/07/97 ......................    22,975,716
                 AMERICAN HOME PRODUCTS CORP
15,000,000       # 5.600%,  07/14/97 ......................    14,966,808
30,000,000       # 5.620%,  07/21/97 ......................    29,901,474
30,000,000       # 5.620%,  07/22/97 ......................    29,896,782
                 AMRO NORTH AMERICA FINANCE, INC
30,000,000         5.330%,  07/09/97 ......................    29,957,850
 4,000,000         5.360%,  07/09/97 ......................     3,994,380
                 ARIZONA PUBLIC SERVICE CO
10,475,000         5.800%,  07/10/97 ......................    10,458,298
 5,300,000         5.950%,  07/22/97 ......................     5,281,603
11,581,000         5.900%,  07/29/97 ......................    11,528,009
                 ASSET SECURITIZATION COOPERATIVE CORP
50,000,000       # 5.520%,  07/17/97 ......................    49,868,250
50,000,000       # 5.530%,  07/18/97 ......................    49,860,500
                 ASSOCIATES CORP OF NORTH AMERICA
25,000,000         6.200%,  07/01/97 ......................    24,995,485
50,000,000         5.540%,  07/22/97 ......................    49,829,500
25,000,000         5.540%,  07/28/97 ......................    24,891,500
                 B.B.V. FINANCE (DELAWARE), INC
25,000,000         5.360%,  07/23/97 ......................    24,910,875
25,000,000         5.350%,  07/29/97 ......................    24,887,625
                 BANKERS TRUST NEW YORK CORP
25,000,000         5.370%,  07/07/97 ......................    24,973,605
20,000,000         5.400%,  07/29/97 ......................    19,910,100
16,500,000         5.620%,  08/12/97 ......................    16,390,027
                 BELL ATLANTIC FINANCIAL SERVICES, INC
20,000,000         5.530%,  07/02/97 ......................    19,993,966
                 BETA FINANCE, INC
11,000,000       # 5.570%,  09/23/97 ......................    10,854,555
15,000,000         5.750%,  11/10/97 ......................    14,687,449
21,000,000       # 5.640%,  12/12/97 ......................    20,457,150
                 BURLINGTON NORTHERN SANTA FE
23,000,000         5.740%,  07/01/97 ......................    22,995,655
10,000,000         5.710%,  07/01/97 ......................     9,998,111
 7,000,000       # 5.750%,  07/08/97 ......................     6,991,070
35,000,000       # 5.710%,  07/21/97 ......................    34,884,034
                 CADES
25,000,000         5.550%,  11/18/97 ......................    24,447,750
50,000,000         5.625%,  12/09/97 ......................    48,731,000
                 CAMPBELL SOUP CO
25,000,000       # 5.370%,  07/14/97 ......................    24,945,360
26,000,000         5.570%,  07/22/97 ......................    25,911,340
25,000,000       # 5.420%,  08/25/97 ......................    24,783,000
                 CANADIAN IMPERIAL HOLDINGS, INC
50,000,000         5.576%,  07/14/97 ......................    49,890,720
30,000,000         5.600%,  07/17/97 ......................    29,920,950
                 CATERPILLAR FINANCIAL SERVICES CORP
22,000,000         5.580%,  09/22/97 ......................    21,712,532
25,000,000       # 5.600%,  10/02/97 ......................    24,633,140
                 CIESCO LP
25,000,000         5.570%,  07/14/97 ......................    24,945,360
15,000,000       # 5.570%,  07/17/97 ......................    14,960,475
25,000,000         5.570%,  07/25/97 ......................    24,903,125
35,000,000         5.560%,  08/01/97 ......................    34,826,400
                 COCA COLA ENTERPRISE
25,000,000       # 5.630%,  07/07/97 ......................    24,973,312
29,000,000       # 5.650%,  07/15/97 ......................    28,931,971
20,000,000       # 5.660%,  07/28/97 ......................    19,912,422
                 COLUMBIA/HCA HEALTHCARE CORP
27,000,000       # 5.700%,  07/01/97 ......................    26,994,937
20,000,000       # 5.580%,  08/21/97 ......................    19,837,356
28,000,000         5.820%,  08/29/97 ......................    27,737,267
                 COMMERCIAL CREDIT CO
25,000,000         5.610%,  07/08/97 ......................    24,968,777
                 CONAGRA, INC
 7,000,000         5.720%,  07/07/97 ......................     6,992,459
50,000,000         5.740%,  07/30/97 ......................    49,763,335
18,000,000         5.720%,  08/22/97 ......................    17,849,480
                 CORPORATE ASSET FUNDING CORP, INC
18,000,000         5.550%,  07/08/97 ......................    17,977,519
50,000,000       # 5.550%,  08/04/97 ......................    49,728,750
30,000,000       # 5.550%,  08/12/97 ......................    29,800,050
                 COX COMMUNICATIONS, INC
10,000,000         5.800%,  07/11/97 ......................     9,982,461
19,000,000         5.760%,  07/16/97 ......................    18,952,036
20,500,000         5.780%,  07/21/97 ......................    20,432,077
                 CROWN CORK & SEAL CO, INC
 7,000,000         5.770%,  07/08/97 ......................     6,991,070
 5,000,000         5.770%,  07/09/97 ......................     4,992,825
26,000,000         5.730%,  07/14/97 ......................    25,941,962
 8,900,000         5.760%,  07/15/97 ......................     8,878,936
10,000,000         5.800%,  08/04/97 ......................     9,944,778
15,000,000         5.800%,  08/08/97 ......................    14,907,700
                 CSX CORP
40,000,000         5.720%,  07/14/97 ......................    39,910,712
25,000,000       # 5.730%,  07/21/97 ......................    24,917,167
10,000,000         5.800%,  07/24/97 ......................     9,962,133
                 DAYTON HUDSON CORP
50,000,000         5.720%,  07/09/97 ......................    49,928,250
25,000,000         5.740%,  07/25/97 ......................    24,901,390
                 DETROIT EDISON CO
31,000,000         6.550%,  07/01/97 ......................    30,994,144
                 DUPONT (E.I.) DE NEMOURS & CO
25,000,000         5.570%,  08/18/97 ......................    24,810,125
26,000,000       # 5.560%,  09/16/97 ......................    25,684,534
50,000,000         5.650%,  11/04/97 ......................    49,005,165
                 EASTMAN CHEMICAL CO
20,000,000         5.700%,  07/17/97 ......................    19,946,356
                 FEDERAL EXPRESS CORP
 5,355,000         5.850%,  07/09/97 ......................     5,347,315
                 FORD MOTOR CREDIT CO
14,000,000         5.540%,  07/07/97 ......................    13,985,218
21,000,000         5.350%,  10/03/97 ......................    20,688,557
44,000,000         5.700%,  11/05/97 ......................    43,117,654
                 GENERAL ELECTRIC CAPITAL CORP
50,000,000         5.690%,  11/17/97 ......................    48,903,335
25,000,000         5.750%,  12/31/97 ......................    24,271,667
                 GENERAL MOTORS ACCEPTANCE CORP
30,000,000         5.410%,  07/30/97 ......................    29,860,500
26,000,000         5.400%,  08/04/97 ......................    25,858,950
24,000,000         5.730%,  11/17/97 ......................    23,473,600
21,000,000         5.700%,  12/08/97 ......................    20,470,310
                 GENERAL SIGNAL CORP
 9,894,000         5.620%,  07/22/97 ......................     9,859,958
16,800,000       # 5.620%,  07/23/97 ......................    16,739,572
                 GOLDMAN SACHS GROUP, LP
20,000,000         5.350%,  07/25/97 ......................    19,922,500
11,000,000         5.610%,  10/06/97 ......................    10,831,712
20,000,000         5.820%,  11/17/97 ......................    19,561,334
25,000,000         5.680%,  12/02/97 ......................    24,392,917

                       See notes to financial statements.

 PRINCIPAL                                              VALUE
 ---------                                              -----

                 HEINZ (H.J.) CO
$25,000,000         5.550%,  12/17/97 .....................  $ 24,334,167
                 HOUSEHOLD FINANCE CORP
 50,000,000        5.540%,  07/21/97 ......................    49,837,250
                 HOUSTON LIGHTING & POWER CO
 10,000,000        5.730%,  07/02/97 ......................     9,996,922
                 IBM CREDIT CORP
 22,000,000        5.750%,  07/03/97 ......................    21,990,045
 27,500,000        5.540%,  08/01/97 ......................    27,363,600
                 J.P. MORGAN & CO
 12,000,000        5.500%,  07/21/97 ......................    11,960,940
 20,000,000        5.410%,  09/09/97 ......................    19,779,900
                 LOCKHEED MARTIN
 10,000,000        5.750%,  08/19/97 ......................     9,921,111
                 MCCORMICK & CO, INC
 10,000,000        5.320%,  08/07/97 ......................     9,941,100
 15,000,000        5.560%,  09/09/97 ......................    14,834,925
                 MCI COMMUNICATIONS CORP
 15,000,000      # 5.640%,  10/17/97 ......................    14,744,758
 13,000,000      # 5.650%,  10/28/97 ......................    12,756,467
 10,000,000        5.630%,  11/10/97 ......................     9,791,633
 26,000,000      # 5.560%,  11/20/97 ......................    25,417,514
                 MERRILL LYNCH & CO, INC
 60,000,000        6.200%,  07/01/97 ......................    59,989,164
 15,000,000        5.640%,  08/18/97 ......................    14,886,075
 25,000,000        5.610%,  08/28/97 ......................    24,771,375
                 NATIONAL RURAL UTILITIES COOP FINANCE
 50,000,000      # 5.560%,  07/18/97 ......................    49,860,500
 18,000,000      # 5.600%,  07/18/97 ......................    17,949,780
                 NATIONSBANK CORP
 10,000,000        5.610%,  07/09/97 ......................     9,985,950
 25,000,000        5.590%,  09/08/97 ......................    24,728,750
                 NORFOLK SOUTHERN CORP
 30,030,000        5.730%,  07/10/97 ......................    29,982,120
 20,000,000        5.770%,  07/21/97 ......................    19,933,734
                 NYNEX CORP
 24,500,000        5.500%,  07/01/97 ......................    24,495,575
 25,000,000        5.520%,  07/03/97 ......................    24,988,687
 48,800,000        5.560%,  07/25/97 ......................    48,610,900
                 PACIFIC BELL
 60,750,000        6.150%,  07/01/97 ......................    60,739,028
                 PHILIP MORRIS COS, INC
 50,000,000        5.560%,  07/01/97 ......................    49,990,970
                 POTLATCH CORP
  5,750,000        5.770%,  07/10/97 ......................     5,740,832
                 PRAXAIR, INC
 15,000,000      # 5.750%,  08/04/97 ......................    14,917,167
 20,000,000        5.780%,  08/05/97 ......................    19,886,400
 25,000,000        5.780%,  08/08/97 ......................    24,846,167
 15,000,000        5.760%,  08/11/97 ......................    14,900,599
                 PUBLIC SERVICE CO OF COLORADO
 14,000,000        5.820%,  07/08/97 ......................    13,982,141
                 SCHERING CORP
 15,900,000        5.330%,  07/22/97 ......................    15,845,781
 22,435,000        5.690%,  10/21/97 ......................    22,039,233
                 SEARS ROEBUCK ACCEPTANCE CORP
 50,000,000        6.200%,  07/01/97 ......................    49,990,970
                #SONAT INC
 30,000,000        5.750%,  07/18/97 ......................    29,914,800
                #SOUTHERN CALIFORNIA GAS CO
  9,321,000        5.610%,  07/07/97 ......................     9,311,158
                 TEXAS UTILITIES CO
 55,000,000      # 5.750%,  07/11/97 ......................    54,903,535
 20,000,000        5.780%,  07/17/97 ......................    19,946,356
                 TEXTRON INC
 10,000,000        5.750%,  07/11/97 ......................     9,982,461
                 TORONTO DOMINION HOLDINGS (U.S.)
 20,000,000        5.340%,  07/08/97 ......................    19,975,022
 30,000,000        5.260%,  08/12/97 ......................    29,800,050
                 US WEST CAPITAL FUNDING CORP, INC
 10,000,000        5.780%,  07/01/97 ......................     9,998,111
 20,000,000      # 5.850%, 07/09/97 .......................    19,971,300
  5,000,000        5.750%, 07/21/97 .......................     4,983,433
                 WALT DISNEY CO
 30,000,000        5.310%,  10/14/97 ......................    29,503,566
 30,000,000        5.340%,  10/21/97 ......................    29,470,782
                 WHIRLPOOL FINANCE
 19,000,000        5.800%,  07/18/97 ......................    18,946,040
 30,000,000        5.760%,  08/08/97 ......................    29,815,401
                 XEROX CORP
 29,000,000        5.630%,  12/02/97 ......................    28,295,784
                 XEROX CREDIT CORP
 25,000,000        5.570%,  07/24/97 ......................    24,907,000
 25,000,000        5.500%,  07/24/97 ......................    24,907,000
                                                            -------------
                                                            3,473,140,380
                                                            -------------
                MEDIUM TERM NOTES--0.13%
                 ABBEY NATIONAL TREASURY SERVICES
 20,000,000        5.500%,  11/21/97 ......................    19,966,000
                 BENEFICIAL CORP DEB
  8,300,000        9.125%,  02/15/98 ......................     8,460,190
                 CIT GROUP HOLDINGS, INC DEB
  5,000,000        8.750%,  07/01/97 ......................     5,006,000
                 FIRST NATIONAL BANK OF CHICAGO
 14,340,000        6.830%,  09/08/97 ......................    14,368,680
                 FORD MOTOR CREDIT CO
                  (UNSUBORDINATED NOTE)
  7,000,000        6.250%,  02/26/98 ......................     7,013,300
                 INTL BUSINESS MACHINE CORP
 50,000,000        5.670%,  01/28/98 ......................    49,910,000
                 RABOBANK DEPOSIT NOTE
  5,500,000        5.770%,  08/26/97 ......................     5,500,000
                 XEROX CORP DEB
 10,500,000        9.625%,  09/01/97 ......................    10,576,650
                                                            -------------
                                                              120,800,820
                                                            -------------
                U.S. GOVERNMENT & AGENCIES--1.63%
                 FEDERAL FARM CREDIT BANKS
 25,000,000        5.450%,  03/03/98 ......................    24,981,535
                 FEDERAL HOME LOAN BANKS
 33,700,000        5.220%,  07/03/97 ......................    33,684,693
 22,220,000        5.250%,  07/10/97 ......................    22,186,361
 42,235,000        5.220%,  07/10/97 ......................    42,171,060
  9,000,000        5.275%,  07/15/97 ......................     8,979,562
  5,450,000        5.470%,  07/17/97 ......................     5,435,973
 16,000,000        5.510%,  07/31/97 ......................    15,924,910
 24,200,000        5.280%,  08/08/97 ......................    24,057,118
 24,000,000        6.000%,  09/24/97 ......................    24,025,591
 38,735,000        5.570%,  09/25/97 ......................    38,224,829
 10,000,000        5.160%,  10/08/97 ......................     9,848,611
 48,575,000        5.590%,  10/09/97 ......................    47,832,273
 30,000,000        5.310%,  10/15/97 ......................    29,514,042
  8,055,000        5.300%,  10/24/97 ......................     7,913,545
  7,490,000        5.300%,  10/28/97 ......................     7,353,931

                       See notes to financial statements.

PRINCIPAL                                                VALUE
---------                                                -----
                U.S. GOVERNMENT & AGENCIES--(CONTINUED)
$15,000,000         5.160%,  11/07/97 .......................$ 14,704,791
 45,000,000         5.490%,  11/28/97 .......................  43,961,877
 71,000,000         5.480%,  12/05/97 .......................  69,286,138
 50,000,000         5.510%,  12/05/97 .......................  48,793,055
 50,000,000         5.490%,  12/05/97 .......................  48,793,055
 10,000,000         5.643%,  02/12/98 .......................  10,004,870
  9,740,000         5.575%,  02/20/98 .......................   9,740,760
                 FEDERAL HOME LOAN MORTGAGE CORP
 20,000,000         5.510%,  07/14/97 .......................  19,957,612
 28,937,000         5.470%,  07/15/97 .......................  28,871,289
 70,962,000         5.510%,  07/15/97 .......................  70,800,859
 21,612,000         5.470%,  07/21/97 .......................  21,543,291
  8,000,000         5.520%,  07/23/97 .......................   7,972,144
 13,000,000         5.500%,  07/25/97 .......................  12,950,798
 19,000,000         5.500%,  07/30/97 .......................  18,913,707
 28,000,000         5.530%,  08/07/97 .......................  27,838,921
 34,000,000         5.530%,  08/08/97 .......................  33,799,257
  5,000,000         5.470%,  09/02/97 .......................   4,951,555
 23,000,000         5.600%,  10/30/97 .......................  22,575,203
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION
  5,000,000       * 5.160%,  07/30/97 .......................   4,977,291
 12,630,000         5.190%,  07/31/97 .......................  12,570,726
  7,000,000         5.530%,  08/11/97 .......................   6,955,491
 40,000,000         5.460%,  08/26/97 .......................  39,654,832
  9,000,000         5.490%,  09/04/97 .......................   8,910,074
 19,000,000         5.480%,  09/04/97 .......................  18,810,157
 18,250,000         5.470%,  09/05/97 .......................  18,064,888
  6,000,000         5.450%,  09/08/97 .......................   5,936,416
  9,000,000         5.430%,  09/08/97 .......................   8,904,625
100,000,000         5.310%,  09/11/97 .......................  98,894,860
 50,000,000         5.470%,  09/12/97 .......................  49,439,860
 25,000,000         5.430%,  09/26/97 .......................  24,666,945
 22,000,000         5.450%,  09/29/97 .......................  21,696,919
 50,000,000       * 5.590%,  10/07/97 .......................  49,250,625
 50,000,000         5.590%,  10/14/97 .......................  49,197,640
 48,265,000         5.610%,  10/20/97 .......................  47,446,637
 35,000,000         5.610%,  10/30/97 .......................  34,353,571
 75,000,000       * 5.600%,  11/10/97 .......................  73,489,897
 43,910,000         5.160%,  11/19/97 .......................  42,966,057
 25,000,000         5.890%,  05/21/98 .......................  25,060,492
                 INTERNATIONAL BANK FOR
                  RECONSTRUCTION
 19,800,000         5.430%,  09/22/97 ......................   19,548,209
                                                            -------------
                                                            1,518,389,428
                                                            -------------
                VARIABLE RATE NOTES--0.28%
                 ABN AMRO BANK N.V.
 29,000,000         5.615%,  05/13/98 ........................ 28,994,200
                 BANC ONE COLUMBUS, N.A.
 25,000,000         5.690%,  05/18/98 ........................ 25,007,500
                 BANKERS TRUST NEW YORK CORP
 25,000,000         5.630%,  05/13/98 ........................ 25,037,500
                 BENEFICIAL CORP
 20,000,000         5.856%,  07/14/97 ........................ 19,996,000
                 CORESTATES BANK NA/
                  PHILADELPHIA NTL B
 25,000,000         5.630%,  07/28/97 .......................  24,995,000
                 HOUSEHOLD FINANCE CORP
 25,000,000         5.782%,  06/03/98 .......................  24,995,000
                 KEY BANK OF NEW YORK
 50,000,000         5.560%,  07/02/98 .......................  49,970,000
                 MORGAN STANLEY GROUP, INC
 25,000,000         5.762%,  05/18/98 .......................  24,997,500
                 SEARS ROEBUCK ACCEPTANCE CORP
 25,000,000         5.687%,  03/25/98 .......................  25,000,000
                 SOCIETE GENERALE
 13,000,000         5.590%,  07/01/98 .......................  12,993,778
                                                             ------------
                                                              261,986,478
                                                             ------------
              TOTAL SHORT TERM INVESTMENTS
               (Cost $6,102,608,819) .................... $ 6,101,540,874
                                                          ---------------
                ROUNDING                                            1,432
                                                          ---------------
              TOTAL PORTFOLIO
               (Cost $55,269,514,978) ................... $95,786,207,255
                                                          ===============

----------------
o  Non-Income Producing
+  Affiliate holdings
x  In Bankruptcy
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.
# Commercial Paper issued under the private placement exemption under Section 4(2) of the Securities Act of 1933, as amended.
~ Restricted Securities--Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At 06/30/97, the value of these securities amounted to $20,081,599 or 0.02% of net assets. Additional information on each holdings is as follows:


                                   ACQUISITION      ACQUISITION
SECURITY                               DATE            COST
--------                            -----------     -----------
  AMERICAN SATELLITE NETWORK
    WTS 06/30/99                     01/12/94     $         0
  AMCOL HOLDINGS LTD
    (SINGAPORE)                      05/24/93         207,511
  ANTENA 3 DE TELEVISION GDS         12/12/96       5,982,300
  CORIMON S.A. ADR                   04/27/93         553,000
  CRESTARAN INTERNATIONAL
    INVESTMENT BV                    09/30/94               0
  HEIZER CORP
    (LIQUIDATING TRUST)              11/19/91               0
  INTERNATIONAL HYDRON
    (LIQUIDATING TRUST)              12/07/92               0
  LAFARGE S.A. (REGD)                04/03/97       2,033,864
  LAIR LIQUIDE (REGD)                 VARIOUS       4,377,677
  MARTEK BIOSCIENCES CORP            05/22/95       6,178,150
  MARTEK BIOSCIENCES CORP
    WTS 05/18/98                     05/22/95         117,776
  PREUSSAG AG. WTS 05/17/01          05/17/96          94,529
  SOCIETE ANOMYNE DE GERANCE
    & D'ARMENENT                     04/22/94         215,461
  TAK WING INVESTMENT WTS
    12/31/98                         06/17/97             147
  WESTFIELD TRUST (UNITS) NEW        02/28/97         306,336
  WINDMERE CORP WTS 01/19/98         09/02/93               0
  YORK RESEARCH CORP (CLASS C)
    WTS 09/30/98                     11/05/96          14,848
                                                  -----------
                                                  $20,081,599
                                                  ===========

                       See notes to financial statements.

                                                  COLLEGE RETIREMENT EQUITIES FUND
                                 TRANSACTIONS WITH AFFILIATED COMPANIES -- STOCK ACCOUNT (UNAUDITED)
                                                  JANUARY 1, 1997 -- JUNE 30, 1997
                                        VALUE AT                                        REALIZED        DIVIDEND
                ISSUE                DECEMBER 31, 1996  PURCHASE COST   SALES PROCEEDS  GAIN (LOSS)      INCOME
                -----                -----------------  -------------   --------------  -----------      ------
      ACMA LTD                          $ 35,680,364           --     $ 14,266,209   $ (1,231,682)           --
      AFFYMETRIX, INC                     30,442,568           --        9,273,591      4,773,591            --
      CENTRAL LOUISIANA ELECTRIC, INC     31,336,805   $     34,538     13,160,637      2,650,242    $    885,355
      FMC CORP NEW                       166,004,598      3,367,794      7,769,017      1,351,389            --
      GENERAL SIGNAL CORP                108,982,575      1,685,807     18,605,002      3,934,811         650,071
      GENSET S.A                          18,994,144           --             --             --              --
      MALLINCKRODT, INC                  181,572,168      3,906,799      6,723,476      2,791,234       1,333,809
      PICCADILLY CAFETERIA                        **         62,543        102,432        (15,660)           --
      SOUTH CHINA HOLDINGS LTD             8,199,788           --             --             --           271,605
      SOUTH CHINA INDUSTRIES LTD           7,401,472           --             --             --           336,027
      TPI ENTERPRISES, INC                   103,781           --             --             --              --
                                        ------------   ------------   ------------   ------------    ------------
TOTAL AFFILIATED TRANSACTIONS           $588,718,263   $  9,057,481   $ 69,900,364   $ 14,253,925    $  3,476,867
                                        ============   ============   ============   ============    ============

                                        SHARES AT      VALUE AT
                ISSUE                 JUNE 30, 1997  JUNE 30, 1997
                -----                 -------------  -------------
      ACMA LTD                                  *              *
      AFFYMETRIX, INC                   1,207,991   $ 41,977,687
      CENTRAL LOUISIANA ELECTRIC, INC        --                *
      FMC CORP NEW                      2,294,367    182,258,778
      GENERAL SIGNAL CORP                    --                *
      GENSET S.A                          404,700     23,099,162
      MALLINCKRODT, INC                 4,046,750    153,776,500
      PICCADILLY CAFETERIA                      *              *
      SOUTH CHINA HOLDINGS LTD         32,360,000      8,353,863
      SOUTH CHINA INDUSTRIES LTD       52,046,000      6,382,044
      TPI ENTERPRISES, INC              1,107,000        154,980
                                                    ------------
TOTAL AFFILIATED TRANSACTIONS                       $416,003,014
                                                    ============


 *  Not an Affiliate as of June 30, 1997
**  Not an Affiliate as of December 31, 1996

                       See notes to financial statements.

[LOGO]

CREF      |    COLLEGE RETIREMENT EQUITIES TRUST
          |    730 THIRD AVENUE
          |    NEW YORK, NY  10017-3206
          |    212/490-9000

                                                       Printed on recycled paper

                                                              SEMI-ANNUAL REPORT
================================================================================

                        COLLEGE RETIREMENT EQUITIES FUND



 MONEY MARKET ACCOUNT                                   GLOBAL EQUITIES ACCOUNT
 BOND MARKET ACCOUNT                                    GROWTH ACCOUNT
 SOCIAL CHOICE ACCOUNT                                  EQUITY INDEX ACCOUNT


                          INFLATION-LINKED BOND ACCOUNT

                        FINANCIAL STATEMENTS (UNAUDITED)
                                    INCLUDING
                            STATEMENTS OF INVESTMENTS
                                  JUNE 30, 1997










--------------------------------------------------------------------------------

As  required  by  the  Investment   Company  Act  of  1940,  CREF  provides  its
participants with this semi-annual report of the financial condition and portfolio holdings of the Money Market Account, Bond Market Account, Social Choice Account, Global Equities Account, Growth Account, Equity Index Account and Inflation-Linked Bond Account. CREF also provides a semi-annual report to participants in the Stock Account. Annual reports are also provided each year toward the end of February.

--------------------------------------------------------------------------------

                                                                     CREF [LOGO]

                        COLLEGE RETIREMENT EQUITIES FUND




 MONEY MARKET ACCOUNT                                GLOBAL EQUITIES ACCOUNT
 BOND MARKET ACCOUNT                                 GROWTH ACCOUNT
 SOCIAL CHOICE ACCOUNT                               EQUITY INDEX ACCOUNT

                          INFLATION-LINKED BOND ACCOUNT

                     INDEX TO UNAUDITED FINANCIAL STATEMENTS

                                  JUNE 30, 1997

--------------------------------------------------------------------------------

                                                                    PAGE
                                                                    ----
Statements of Assets and Liabilities.............................     2
Statements of Operations.........................................     4
Statements of Changes in Net Assets..............................     6
Notes to Financial Statements....................................     8
Statements of Investments:
  Money Market Account...........................................    17
  Bond Market Account............................................    20
  Social Choice Account..........................................    24
  Global Equities Account........................................    31
  Growth Account.................................................    47
  Equity Index Account...........................................    60
  Inflation-Linked Bond Account..................................    78

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

JUNE 30, 1997


                                                                                MONEY MARKET               BOND MARKET
                                                                                   ACCOUNT                   ACCOUNT
                                                                               ---------------           ---------------
   ASSETS
     Portfolio investments, at cost.....................................       $4,001,503,185            $1,164,021,964
     Net unrealized appreciation (depreciation) of portfolio investments             (570,376)                1,008,849
                                                                               --------------            --------------
     Portfolio investments, at value....................................        4,000,932,809             1,165,030,813
     Cash...............................................................                4,634                    11,185
     Dividends and interest receivable..................................           14,383,756                11,938,757
     Receivable from securities transactions............................                                     26,232,634
     Amounts due from TIAA..............................................            3,048,786                 1,256,401
                                                                               --------------            --------------
                                                            TOTAL ASSETS        4,018,369,985             1,204,469,790
                                                                                -------------             -------------

   LIABILITIES
     Deposits for securities loaned--Note 4.............................
     Payable for securities transactions................................              190,148                96,788,677
                                                                               --------------            --------------
                                                       TOTAL LIABILITIES              190,148                96,788,677
                                                                               --------------           ---------------
   NET ASSETS
     Accumulation Fund..................................................        3,883,824,578             1,098,465,629
     Annuity Fund.......................................................          134,355,259                 9,215,484
                                                                              ---------------           ---------------
                                                        TOTAL NET ASSETS      $ 4,018,179,837           $ 1,107,681,113
                                                                              ===============           ===============
   NUMBER OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6..............          229,343,918                24,217,362
                                                                                 ============                ==========
   NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5.......................               $16.93                    $45.36
                                                                                       ======                    ======


See notes to financial statements.

                                                                                          SOCIAL CHOICE            GLOBAL EQUITIES
                                                                                             ACCOUNT                   ACCOUNT
                                                                                         ---------------           ---------------
   ASSETS
     Portfolio investments, at cost.....................................                 $1,409,660,374            $4,548,579,840
     Net unrealized appreciation (depreciation) of portfolio investments                    538,170,541               858,289,076
                                                                                         --------------            --------------
     Portfolio investments, at value....................................                  1,947,830,915             5,406,868,916
     Cash...............................................................                        264,668                31,045,250
     Dividends and interest receivable..................................                     11,068,360                11,806,471
     Receivable from securities transactions............................                      5,492,243                65,041,407
     Amounts due from TIAA..............................................                      2,492,226                 5,170,031
                                                                                         --------------            --------------
                                                            TOTAL ASSETS                  1,967,148,412             5,519,932,075
                                                                                         --------------            --------------
   LIABILITIES
     Deposits for securities loaned--Note 4.............................                                              357,382,633
     Payable for securities transactions................................                     32,798,349                65,053,879
                                                                                         --------------            --------------
                                                       TOTAL LIABILITIES                     32,798,349               422,436,512
                                                                                         --------------            --------------

   NET ASSETS
     Accumulation Fund..................................................                  1,858,824,045             4,924,713,428
     Annuity Fund.......................................................                     75,526,018               172,782,135
                                                                                        ---------------           ---------------
                                                        TOTAL NET ASSETS                 $1,934,350,063            $5,097,495,563
                                                                                        ===============           ===============
   NUMBER OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6..............                     27,975,126                84,389,421
                                                                                            ===========               ===========
   NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5.......................                         $66.45                    $58.36
                                                                                                 ======                    ======


                                                                                  GROWTH           EQUITY INDEX    INFLATION-LINKED
                                                                                  ACCOUNT             ACCOUNT        BOND ACCOUNT
                                                                              --------------     ---------------   --------------
   ASSETS
     Portfolio investments, at cost.....................................      $2,880,426,061      $1,085,264,241     $72,102,674
     Net unrealized appreciation (depreciation) of portfolio investments         784,761,147         319,815,607        (158,329)
                                                                              --------------      --------------     -----------
     Portfolio investments, at value....................................       3,665,187,208       1,405,079,848      71,944,345
     Cash...............................................................           8,656,052             447,918          54,629
     Dividends and interest receivable..................................           3,103,267           1,630,686       1,101,381
     Receivable from securities transactions............................          25,104,780
     Amounts due from TIAA..............................................           5,236,399           2,080,799          15,015
                                                                              --------------      --------------     -----------
                                                            TOTAL ASSETS       3,707,287,706       1,409,239,251      73,115,370

   LIABILITIES
     Deposits for securities loaned--Note 4.............................
     Payable for securities transactions................................          46,292,036          7,053,822
                                                                             ---------------      --------------    ------------
                                                       TOTAL LIABILITIES          46,292,036          7,053,822
                                                                             ---------------      --------------    ------------
   NET ASSETS
     Accumulation Fund..................................................       3,563,312,123       1,357,760,625      73,065,027
     Annuity Fund.......................................................          97,683,547          44,424,804          50,343
                                                                             ---------------      --------------     -----------
                                                        TOTAL NET ASSETS      $3,660,995,670      $1,402,185,429     $73,115,370

   NUMBER OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6...............         68,191,749          26,985,688       2,865,475
                                                                                  ==========          ==========       =========
   NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5........................             $52.25              $50.31          $25.50
                                                                                     =======              ======          ======

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                               MONEY MARKET          BOND MARKET
                                                                                 ACCOUNT               ACCOUNT
                                                                              ------------           ------------

                                                                                SIX MONTHS ENDED JUNE 30, 1997
                                                                             ------------------------------------
INVESTMENT INCOME
Income:
  Dividends .........................................................                              $     130,573
  Interest ..........................................................        $ 107,851,860            36,414,490
                                                                             -------------         -------------
                                                         TOTAL INCOME          107,851,860            36,545,063
                                                                             -------------         -------------
Expenses--Note 3:
  Investment ........................................................              719,415               360,424
  Operating .........................................................            4,372,193             1,165,028
                                                                             -------------         -------------
                                                       TOTAL EXPENSES            5,091,608             1,525,452
                                                                             -------------         -------------
                                               INVESTMENT INCOME--NET          102,760,252            35,019,611
                                                                             -------------         -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS--Note 4
  Net realized gain (loss) on:
    Portfolio investments ...........................................              (20,206)           (2,496,510)
    Futures transactions
    Foreign currency transactions....................................
                                                                             -------------         -------------
                                              Net realized gain (loss)             (20,206)           (2,496,510)
                                                                             -------------         -------------
Net change in unrealized appreciation (depreciation) on:
    Portfolio investments ...........................................              701,196              (152,493)
    Futures transactions
    Translation of  assets (other than portfolio investments)
      and liabilities in foreign currencies..........................
                                                                             -------------         -------------
  Net change in unrealized appreciation (depreciation) ..............              701,196              (152,493)
                                                                             -------------         -------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS ......              680,990            (2,649,003)
                                                                             -------------         -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............        $ 103,441,242         $  32,370,608
                                                                             =============         =============

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                             SOCIAL CHOICE   GLOBAL EQUITIES      GROWTH
                                                                                ACCOUNT          ACCOUNT          ACCOUNT
                                                                             -------------    -------------    -------------


                                                                                      SIX MONTHS ENDED JUNE 30, 1997
                                                                           -------------------------------------------------
   INVESTMENT INCOME
   Income:
     Dividends .........................................................   $   9,114,858    $  39,576,909    $  15,338,564
     Interest ..........................................................      22,999,119        5,142,397        3,901,451
                                                                           -------------    -------------    -------------

                                                            TOTAL INCOME      32,113,977       44,719,306       19,240,015
                                                                           -------------    -------------    -------------
   Expenses--Note 3:
     Investment ........................................................         774,143        3,314,699        1,912,572
     Operating .........................................................       1,912,337        4,983,702        3,346,828
                                                                           -------------    -------------    -------------
                                                          TOTAL EXPENSES       2,686,480        8,298,401        5,259,400
                                                                           -------------    -------------    -------------
                                                  INVESTMENT INCOME--NET      29,427,497       36,420,905       13,980,615
                                                                           -------------    -------------    -------------

   REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS--Note 4
     Net realized gain (loss) on:
       Portfolio investments ...........................................       3,098,965      308,090,023      118,146,775
       Futures transactions ............................................                        1,084,111        4,481,563
       Foreign currency transactions ...................................                       (1,407,155)          18,810
                                                                           -------------    -------------    -------------
                                                Net realized gain (loss)       3,098,965      307,766,979      122,647,148
                                                                           -------------    -------------    -------------
   Net change in unrealized appreciation (depreciation) on:
       Portfolio investments ...........................................     187,953,539      317,072,384      368,810,613
       Futures transactions ............................................                                          (618,000)
       Translation of  assets (other than portfolio investments)
         and liabilities in foreign currencies .........................                         (750,302)           2,660
                                                                           -------------    -------------    -------------
                    Net change in unrealized appreciation (depreciation)     187,953,539      316,322,082      368,195,273
                                                                           -------------    -------------    -------------
            NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS     191,052,504      624,089,061      490,842,421
                                                                           -------------    -------------    -------------
                    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 220,480,001    $ 660,509,966    $ 504,823,036
                                                                           =============    =============    =============






                                                                            EQUITY INDEX        INFLATION-LINKED
                                                                               ACCOUNT             BOND ACCOUNT
                                                                          --------------        -----------------
                                                                            SIX MONTHS          JANUARY 13, 1997
                                                                              ENDED             (DATE ESTABLISHED)
                                                                          JUNE 30, 1997          TO JUNE 30, 1997
                                                                          --------------        -----------------
   INVESTMENT INCOME
   Income:
     Dividends .........................................................   $  10,138,471
     Interest ..........................................................         362,157           $   1,155,749
                                                                           -------------           -------------
                                                            TOTAL INCOME      10,500,628               1,155,749
                                                                           -------------           -------------
   Expenses--Note 3:
     Investment ........................................................         501,194                  21,323
     Operating .........................................................       1,257,693                  23,222
                                                                           -------------           -------------
                                                          TOTAL EXPENSES       1,758,887                  44,545
                                                                           -------------           -------------
                                                  INVESTMENT INCOME--NET       8,741,741               1,111,204
                                                                           -------------           -------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS--Note 4
     Net realized gain (loss) on:
       Portfolio investments ...........................................      11,027,194                 (16,920)
       Futures transactions ............................................         188,903
       Foreign currency transactions....................................
                                                                           -------------           -------------
                                                Net realized gain (loss)      11,216,097                 (16,920)
                                                                           -------------           -------------
   Net change in unrealized appreciation (depreciation) on:
       Portfolio investments ...........................................     168,294,798                (158,329)
       Futures transactions ............................................         (36,498)
       Translation of  assets (other than portfolio investments)
         and liabilities in foreign currencies..........................
                                                                           -------------           -------------
                    Net change in unrealized appreciation (depreciation)     168,258,300                (158,329)
                                                                           -------------           -------------
            NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS     179,474,397                (175,249)
                                                                           -------------           -------------
                    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 188,216,138           $     935,955
                                                                           =============           =============

COLLEGE RETIREMENT EQUITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                          MONEY MARKET ACCOUNT                   BOND MARKET ACCOUNT
                                   -------------------------------      ----------------------------------
                                     SIX MONTHS            YEAR           SIX MONTHS              YEAR
                                        ENDED              ENDED             ENDED                ENDED
                                       JUNE 30,         DECEMBER 31,        JUNE 30,           DECEMBER 31,
                                         1997              1996              1997                  1996
                                   -------------------------------      -----------------------------------
                                      (UNAUDITED)                           (UNAUDITED)
FROM OPERATIONS
   Investment income--net .....   $   102,760,252    $   170,635,153    $    35,019,611    $    61,572,915
   Net realized gain (loss) on
     total investments ........           (20,206)             3,598         (2,496,510)        (3,512,730)
   Net change in unrealized
     appreciation
     (depreciation) on total
     investments ..............           701,196           (876,263)          (152,493)       (28,782,350)
                                  ---------------    ---------------    ---------------    ---------------
                  NET INCREASE
                 IN NET ASSETS
                RESULTING FROM
                    OPERATIONS        103,441,242        169,762,488         32,370,608         29,277,835
                                  ---------------    ---------------    ---------------    ---------------
FROM PARTICIPANT
   TRANSACTIONS
   Premiums ...................       158,159,832        318,965,231         65,950,532        132,033,697
                                  ---------------    ---------------    ---------------    ---------------
   Disbursements and transfers:
     Net transfers to (from)
       TIAA ...................        84,510,165         95,923,855          4,744,769         (1,718,077)
     Net transfers to (from)
       other CREF Accounts ....      (236,080,547)      (392,761,156)       (29,188,771)       (30,526,334)
     Annuity payments .........         7,372,684         17,724,643            603,873          2,012,288
     Withdrawals and
       repurchases ............       114,142,169        179,855,420         13,796,331         23,479,960
     Death benefits ...........         3,190,096          5,126,067            917,237          1,215,107
                                  ---------------    ---------------    ---------------    ---------------
     TOTAL DISBURSEMENTS
     AND TRANSFERS, NET .......       (26,865,433)       (94,131,171)        (9,126,561)        (5,537,056)
                                  ---------------    ---------------    ---------------    ---------------
                  NET INCREASE
                 IN NET ASSETS
                RESULTING FROM
                   PARTICIPANT
                  TRANSACTIONS        185,025,265        413,096,402         75,077,093        137,570,753
                                  ---------------    ---------------    ---------------    ---------------
                  NET INCREASE
                 IN NET ASSETS        288,466,507        582,858,890        107,447,701        166,848,588
NET ASSETS
   Beginning of period ........     3,729,713,330      3,146,854,440      1,000,233,412        833,384,824
                                  ---------------    ---------------    ---------------    ---------------
   End of period ..............   $ 4,018,179,837    $ 3,729,713,330    $ 1,107,681,113    $ 1,000,233,412
                                  ===============    ===============    ===============    ===============


                                            SOCIAL CHOICE ACCOUNT
                                   ----------------------------------
                                      SIX MONTHS              YEAR
                                        ENDED                ENDED
                                       JUNE 30,            DECEMBER 31,
                                         1997                 1996
                                    -----------------------------------
                                      (UNAUDITED)
FROM OPERATIONS
   Investment income--net .....    $    29,427,497    $    48,432,690
   Net realized gain (loss) on
     total investments ........          3,098,965         11,910,403
   Net change in unrealized
     appreciation
     (depreciation) on total
     investments ..............        187,953,539        140,408,956
                                   ---------------    ---------------
                  NET INCREASE
                 IN NET ASSETS
                RESULTING FROM
                    OPERATIONS         220,480,001        200,752,049
                                   ---------------    ---------------
FROM PARTICIPANT
   TRANSACTIONS
   Premiums ...................        127,809,674        228,713,491
                                   ---------------    ---------------
   Disbursements and transfers:
     Net transfers to (from)
       TIAA ...................           (838,421)        (5,237,657)
     Net transfers to (from)
       other CREF Accounts ....        (26,477,068)        (5,021,174)
     Annuity payments .........          2,532,901          4,694,000
     Withdrawals and
       repurchases ............         13,983,960         22,310,524
     Death benefits ...........            478,085          1,298,901
                                   ---------------    ---------------
     TOTAL DISBURSEMENTS
     AND TRANSFERS, NET .......        (10,320,543)        18,044,594
                                   ---------------    ---------------
                   NET INCREASE
                  IN NET ASSETS
                 RESULTING FROM
                    PARTICIPANT
                   TRANSACTIONS        138,130,217        210,668,897
                                   ---------------    ---------------
                   NET INCREASE
                  IN NET ASSETS        358,610,218        411,420,946
NET ASSETS
   Beginning of period ........      1,575,739,845      1,164,318,899
                                   ---------------    ---------------
   End of period ..............    $ 1,934,350,063    $ 1,575,739,845
                                   ===============    ===============

See notes to financial statements.


                                           GLOBAL EQUITIES ACCOUNT                   GROWTH ACCOUNT
                                    -----------------------------------  ------------------------------------
                                      SIX MONTHS            YEAR           SIX MONTHS            YEAR
                                        ENDED              ENDED              ENDED              ENDED
                                       JUNE 30,          DECEMBER 31,        JUNE 30,         DECEMBER 31,
                                         1997               1996              1997               1996
                                    -----------------------------------  ------------------------------------
                                     (UNAUDITED)                           (UNAUDITED)


FROM OPERATIONS
   Investment income--net .....   $    36,420,905    $    46,685,666    $    13,980,615    $    18,664,159
   Net realized gain (loss) on
     total investments ........       307,766,979        357,715,738        122,647,148        111,570,297
   Net change in unrealized
     appreciation
     (depreciation) on total
     investments ..............       316,322,082        207,389,762        368,195,273        261,921,473
                                  ---------------    ---------------    ---------------    ---------------
                   NET INCREASE
                  IN NET ASSETS
                 RESULTING FROM
                     OPERATIONS       660,509,966        611,791,166        504,823,036        392,155,929
                                  ---------------    ---------------    ---------------    ---------------
FROM PARTICIPANT
   TRANSACTIONS
   Premiums ...................       244,584,379        452,200,153        252,598,373        339,775,324
                                  ---------------    ---------------    ---------------    ---------------

   Disbursements and transfers:
     Net transfers to (from)
       TIAA ...................       (11,640,967)       (22,446,528)       (50,372,081)       (48,595,717)
     Net transfers to (from)
       other CREF Accounts ....       (33,935,665)       (81,428,574)      (460,854,428)      (523,988,719)
     Annuity payments .........         5,352,713         11,896,195          3,305,758          4,727,193
     Withdrawals and
       repurchases ............        37,525,297         57,494,834         24,060,957         34,266,315
     Death benefits ...........         3,474,322          4,093,573          1,180,679          1,056,662
                                  ---------------    ---------------    ---------------    ---------------
     TOTAL DISBURSEMENTS
     AND TRANSFERS, NET .......           775,700        (30,390,500)      (482,679,115)      (532,534,266)
                                  ---------------    ---------------    ---------------    ---------------
                   NET INCREASE
                  IN NET ASSETS
                 RESULTING FROM
                    PARTICIPANT
                    TRANSACTIONS      243,808,679        482,590,653        735,277,488        872,309,590
                                  ---------------    ---------------    ---------------    ---------------
                   NET INCREASE
                  IN NET ASSETS       904,318,645      1,094,381,819      1,240,100,524      1,264,465,519
NET ASSETS
   Beginning of period ........     4,193,176,918      3,098,795,099      2,420,895,146      1,156,429,627
                                  ---------------    ---------------    ---------------    ---------------
   End of period ..............   $ 5,097,495,563    $ 4,193,176,918    $ 3,660,995,670    $ 2,420,895,146
                                  ===============    ===============    ===============    ===============

                                                                             INFLATION-LINKED
                                               EQUITY INDEX ACCOUNT            BOND ACCOUNT
                                       -----------------------------------     ---------------
                                         SIX MONTHS              YEAR         JANUARY 13, 1997
                                           ENDED                ENDED        (DATE ESTABLISHED)
                                          JUNE 30,           DECEMBER 31,            TO
                                            1997                 1996           JUNE 30, 1997
                                       -----------------------------------    ---------------
                                         (UNAUDITED)                             (UNAUDITED)


FROM OPERATIONS
   Investment income--net .....     $     8,741,741    $    12,449,866         $     1,111,204
   Net realized gain (loss) on
     total investments ........          11,216,097         10,324,266                 (16,920)
   Net change in unrealized
     appreciation
     (depreciation) on total
     investments ..............         168,258,300        108,747,047                (158,329)
                                    ---------------    ---------------         ---------------
                  NET INCREASE
                 IN NET ASSETS
                RESULTING FROM
                    OPERATIONS          188,216,138        131,521,179                 935,955
                                    ---------------    ---------------         ---------------
FROM PARTICIPANT
   TRANSACTIONS
   Premiums ...................         101,139,860        139,323,573              50,185,104
                                    ---------------    ---------------         ---------------

   Disbursements and transfers:
     Net transfers to (from)
       TIAA ...................         (22,643,093)       (30,322,707)               (371,487)
     Net transfers to (from)
       other CREF Accounts ....        (180,643,434)      (243,573,489)            (21,623,745)
     Annuity payments .........           1,591,294          2,224,641                     269
     Withdrawals and
       repurchases ............          10,196,544         11,191,497                     652
     Death benefits ...........             594,343            277,271
                                    ---------------    ---------------         ---------------
     TOTAL DISBURSEMENTS
     AND TRANSFERS, NET .......        (190,904,346)      (260,202,787)           (21,994,311)
                                    ---------------    ---------------         ---------------
     NET INCREASE
                 IN NET ASSETS
                RESULTING FROM
                   PARTICIPANT
                  TRANSACTIONS          292,044,206        399,526,360              72,179,415
                                    ---------------    ---------------         ---------------
                 NET INCREASE
                 IN NET ASSETS          480,260,344        531,047,539              73,115,370
NET ASSETS
   Beginning of period ........         921,925,085        390,877,546
                                    ---------------    ---------------         ---------------
   End of period ..............     $ 1,402,185,429    $   921,925,085         $    73,115,370
                                    ===============    ===============         ===============


See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 1--ORGANIZATION

College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits.

CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios ("Accounts"). The accompanying financial statements are those of the Money Market Account, which invests in money market instruments; the Bond Market Account, which invests in a broad range of fixed-income securities; the Social Choice Account, which invests in a diversified portfolio of equity and fixed-income securities while giving special consideration to certain social criteria; the Global Equities Account, which invests in equity securities of foreign and domestic companies; the Growth Account, which invests in a diversified portfolio of equity securities that present opportunities for growth; the Equity Index Account, which invests in a diversified portfolio of equity securities selected to track the overall United States stock market and the Inflation-Linked Bond Account, which invests primarily in inflation-indexed bonds. The eighth investment portfolio of CREF, the Stock Account, which invests primarily in equity securities, is not included in these financial statements.

The Inflation-Linked Bond Account was established on January 13, 1997 with a $50,000,000 investment by Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, which purchased 2,000,000 Accumulation Units at the established $25.00 initial Accumulation Unit Value. On May 1, 1997, the Inflation-Linked Bond Account was registered with the Commission under the Securities Act of 1933 and the Investment Company Act of 1940 as an additional series of CREF. On May 1, 1997, CREF began to offer Accumulation Units of the Inflation-Linked Bond Account to participants other than TIAA. TIAA's Accumulation Units shared in the pro rata investment experience and were subject to the same valuation procedures and expense deductions as all other Accumulation Units in the Account. At June 30, 1997, TIAA's investment in the Inflation-Linked Bond Account remained at 2,000,000 Accumulation Units, with a total value of $50,996,800.

TIAA-CREF Investment Management, Inc. ("Investment Management"), a subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts, which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value or amortized cost, which approximates market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 2--SIGNIFICANT ACCOUNTING POLICIE -- (CONTINUED)

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Foreign investments, bank deposits and forward foreign currency contracts are valued in U.S. dollars, based on the exchange rate at the end of the period. Investments traded in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the exchange rate at the end of the period. The cumulative impact of changes in foreign exchange rates on portfolio investments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio investments held at the end of the period is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and losses arising from the settlement of forward foreign currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets other than portfolio investments and liabilities, changes in foreign exchange rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities in foreign currencies.

SECURITIES LENDING: The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. An Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN: The Accounts write (sell) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of an Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

FUTURES CONTRACTS: The Accounts purchase futures contracts for the purpose of acquiring a position in a security or group of securities which the Accounts intend to purchase at a later date, or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. The Accounts sell futures contracts for the purpose of offsetting changes in market value while withdrawing from a specific market. A financial futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The contractual amounts under futures contracts reflect the extent of an Account's exposure to off-balance sheet risk. The credit risk to such contracts is limited to the failure of the exchange or board of trade which acts as the counterparty to the Account's futures transactions.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES - (CONCLUDED)

FORWARD FOREIGN CURRENCY CONTRACTS: The Accounts may enter into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies. When the contract is closed, payment is received or made and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. An Account may also enter into a forward foreign currency contract to offset an existing contract. Forward foreign currency contracts are entered into directly with a counterparty and an Account is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened. There is no daily margin requirement for such contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Accounts may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES: CREF is a nonprofit educational organization exempt from federal income taxation under the Internal Revenue Code ("Code"). Accordingly, CREF is not a "Regulated Investment Company" under Subchapter M of the Code and the net investment income and net realized capital gains of CREF's Accounts are not taxable income to the organization. Any nonpension related income is subject to federal income taxation as unrelated business income; however, for the periods covered by these financial statements there was no such income.

As a result of recent legislation, CREF will no longer be exempt from federal income tax under Section 501(a) of the Code, beginning January 1, 1998. Management believes that CREF should incur no material federal income tax liability as a result of this change. In that connection, management is reviewing whether any changes in CREF's corporate structure may be necessary or appropriate in order for CREF to minimize any federal income tax consequences. If needed, management intends to implement any such changes, subject to regulatory approval, prior to January 1, 1998.


NOTE 3--MANAGEMENT AGREEMENTS

All services necessary for the operation of CREF's Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 4--INVESTMENTS

At June 30, 1997, the value of Global Equities Account securities loaned was $392,915,741 and collateral received in connection therewith was comprised of cash of $357,382,633, letters of credit of $55,795,000 and United States government securities amounting to $5,530,600.

At June 30, 1997, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:


                                                                 MONEY MARKET      BOND MARKET    SOCIAL CHOICE
                                                                    ACCOUNT          ACCOUNT         ACCOUNT
                                                                  -----------     -----------      -----------
Gross unrealized appreciation of portfolio investments.........  $    129,313    $  5,496,680     $550,721,878
Gross unrealized depreciation of portfolio investments.........       699,689       4,487,831       12,551,337
                                                                 ------------    ------------      -----------
NET UNREALIZED APPRECIATION (DEPRECIATION) OF
  PORTFOLIO INVESTMENTS........................................  $   (570,376)   $  1,008,849     $538,170,541
                                                                 ============    ============     ============

                                                                GLOBAL EQUITIES      GROWTH
                                                                    ACCOUNT          ACCOUNT
                                                                  -----------     -----------
Gross unrealized appreciation of portfolio investments.........  $924,893,618    $844,984,939
Gross unrealized depreciation of portfolio investments.........    66,604,542      60,223,792
                                                                 ------------    ------------
NET UNREALIZED APPRECIATION OF
  PORTFOLIO INVESTMENTS........................................  $858,289,076    $784,761,147
                                                                 ============    ============

                                                                 EQUITY INDEX   INFLATION-LINKED
                                                                    ACCOUNT       BOND ACCOUNT
                                                                  -----------    -------------
Gross unrealized appreciation of portfolio investments.........  $342,429,224              --
Gross unrealized depreciation of portfolio investments.........    22,613,617    $    158,329
                                                                 ------------    ------------
NET UNREALIZED APPRECIATION OF
  PORTFOLIO INVESTMENTS........................................  $319,815,607    $   (158,329)
                                                                 ============    ============


At June 30, 1997 the Growth Account held 60 open futures contracts in the Standard & Poor's 500 Index with a value of $26,707,500 and the Equity Index Account held 6 open futures contracts in the Standard & Poor's 500 Index with a value of $2,670,750.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 4--INVESTMENTS--(Concluded)

Companies in which any of the Accounts held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. At June 30, 1997, the total value of the Global Equities Account's investments in affiliated companies was $358,041,540. For the six months ended June 30, 1997, total dividend income and net realized loss relating to such investments of the Global Equities Account were $4,251,045 and $7,485,864, respectively. For the periods and CREF Accounts covered by these financial statements, there were no other investments in affiliated companies.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Bond Market Account, Social Choice Account, Global Equities Account, Growth Account and Equity Index Account, for the six months ended June 30, 1997 and for the Inflation-Linked Bond Account for the period January 13, 1997 (date established) to June 30, 1997, were as follows:

                                                                BOND MARKET     SOCIAL CHOICE  GLOBAL EQUITIES
                                                                  ACCOUNT          ACCOUNT         ACCOUNT
                                                                -----------      -----------     -----------

Purchases:
  Unaffiliated issuers..................................       $2,152,638,650   $ 771,687,657   $2,659,603,711
  Affiliated issuers....................................                   --              --       64,063,474
                                                               --------------   -------------   --------------
                                         TOTAL PURCHASES       $2,152,638,650   $ 771,687,657   $2,723,667,185
                                                               ==============   =============   ==============
Sales:
  Unaffiliated issuers..................................       $2,049,882,215   $ 614,776,590   $2,436,217,924
  Affiliated issuers....................................                   --              --       23,616,524
                                                               --------------   -------------   --------------
                                             TOTAL SALES       $2,049,882,215   $ 614,776,590   $2,459,834,448
                                                               ==============   =============   ==============

                                                                  GROWTH        EQUITY INDEX   INFLATION-LINKED
                                                                  ACCOUNT          ACCOUNT       BOND ACCOUNT
                                                                -----------      -----------     ------------
Purchases:
  Unaffiliated issuers..................................       $1,132,900,466   $ 323,848,993   $   75,179,890
  Affiliated issuers....................................                   --              --               --
                                                               --------------   -------------   --------------
                                         TOTAL PURCHASES       $1,132,900,466   $ 323,848,993   $   75,179,890
                                                               ==============   =============   ==============
Sales:
  Unaffiliated issuers..................................       $  431,685,749   $  31,997,633   $    7,459,781
  Affiliated issuers....................................                   --              --               --
                                                               --------------   -------------   --------------
                                             TOTAL SALES       $  431,685,749   $  31,997,633   $    7,459,781
                                                               ==============   =============   ==============

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of each Account is presented below.

                                                                    MONEY MARKET ACCOUNT
                                          ---------------------------------------------------------------------
                                           SIX MONTHS              FOR THE YEARS ENDED DECEMBER 31,
                                              ENDED    --------------------------------------------------------
                                          JUNE 30, 1997   1996       1995        1994        1993       1992
                                          ------------   -------    -------     -------     -------    -------
                                          (UNAUDITED)
Per Accumulation Unit Data:
  Investment income......................     $ .460     $ .880      $ .910      $ .631      $ .464     $ .539
   Expenses..............................       .022       .049        .048        .041        .039       .036
                                             -------    -------     -------     -------     -------    -------
  Investment income--net..................      .438       .831        .862        .590        .425       .503
  Net realized and unrealized gain (loss)
     on total investments................       .003      (.003)       .009       (.012)      (.002)     (.009)
                                             -------    -------     -------     -------     -------    -------
  Net increase in
    Accumulation Unit Value .............       .441       .828        .871        .578        .423       .494
Accumulation Unit Value:
   Beginning of year.....................     16.494     15.666      14.795      14.217      13.794     13.300
                                             -------    -------     -------     -------     -------    -------
  End of period..........................    $16.935    $16.494     $15.666     $14.795     $14.217    $13.794
                                             =======    =======     =======     =======     =======    =======

Total return.............................      2.67%      5.28%       5.88%       4.07%       3.07%      3.71%
Ratios to Average Net Assets:
  Expenses...............................      0.13%      0.30%       0.32%       0.28%       0.27%      0.26%
  Investment income--net..................     2.62%      5.16%       5.64%       4.03%       3.02%      3.70%
Portfolio turnover rate..................        n/a        n/a         n/a         n/a         n/a        n/a
Thousands of Accumulation Units
   outstanding at end of period..........    229,344    218,292     193,181     183,135     174,073    184,768

                                                                    BOND MARKET ACCOUNT
                                          ----------------------------------------------------------------------
                                           SIX MONTHS              FOR THE YEARS ENDED DECEMBER 31,
                                              ENDED    ---------------------------------------------------------
                                          JUNE 30, 1997   1996       1995        1994        1993       1992
                                          ------------   -------    -------     -------     -------    -------
                                           (UNAUDITED)
Per Accumulation Unit Data:
  Investment income......................    $ 1.552    $ 3.039     $ 2.863     $ 2.502     $ 2.348    $ 2.287
  Expenses...............................       .065       .126        .123        .108        .103       .093
                                             -------    -------     -------     -------     -------    -------
  Investment income--net..................     1.487      2.913       2.740       2.394       2.245      2.194
  Net realized and unrealized gain (loss)
     on total investments................      (.130)    (1.600)      3.722      (3.897)      1.606       .056
                                             -------    -------     -------     -------     -------    -------
  Net increase (decrease) in
    Accumulation Unit Value..............      1.357      1.313       6.462      (1.503)      3.851      2.250
Accumulation Unit Value:
  Beginning of year......................     44.002     42.689      36.227      37.730      33.879     31.629
                                             -------    -------     -------     -------     -------    -------
  End of period..........................    $45.359    $44.002     $42.689     $36.227     $37.730    $33.879
                                             =======    =======     =======     =======     =======    =======

Total return.............................      3.08%      3.08%      17.84%      (3.98%)     11.37%      7.12%
Ratios to Average Net Assets:
  Expenses...............................      0.15%      0.30%       0.31%       0.29%       0.28%      0.29%
  Investment income--net.................      3.36%      6.86%       6.93%       6.54%       6.18%      6.78%
Portfolio turnover rate..................    202.37%    145.27%     185.11%     161.46%     139.55%    217.89%
Thousands of Accumulation Units
   outstanding at end of period..........     24,217     22,611      19,522      14,939      14,698     13,583

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 5--CONDENSED FINANCIAL INFORMATION--(CONTINUED)

                                                                 SOCIAL CHOICE ACCOUNT
                                           -------------------------------------------------------------------
                                           SIX MONTHS              FOR THE YEARS ENDED DECEMBER 31,
                                              ENDED      -----------------------------------------------------
                                          JUNE 30, 1997   1996       1995        1994        1993       1992
                                          ------------   -------    -------     -------     -------    -------
                                           (UNAUDITED)
Per Accumulation Unit Data:
  Investment income......................    $ 1.140    $ 2.068     $ 1.832     $ 1.621     $ 1.452    $ 1.363
  Expenses...............................       .095       .158        .144        .125        .117       .105
                                             -------    -------     -------     -------     -------    -------
  Investment income--net..................     1.045      1.910       1.688       1.496       1.335      1.258
  Net realized and unrealized gain (loss)
     on total investments................      6.811      5.968       9.863      (2.015)      2.082      2.367
                                             -------    -------     -------     -------     -------    -------
  Net increase (decrease) in
    Accumulation Unit Value..............      7.856      7.878      11.551       (.519)      3.417      3.625
Accumulation Unit Value:
  Beginning of year......................     58.590     50.712      39.161      39.680      36.263     32.638
                                             -------    -------     -------     -------     -------    -------
  End of period..........................    $66.446    $58.590     $50.712     $39.161     $39.680    $36.263
                                             =======    =======     =======     =======     =======    =======

Total return.............................     13.41%     15.53%      29.49%      (1.31%)      9.42%     11.11%
Ratios to Average Net Assets:
  Expenses...............................      0.16%      0.30%       0.32%       0.32%       0.31%      0.33%
  Investment income--net.................      1.70%      3.58%       3.75%       3.80%       3.52%      3.88%
Portfolio turnover rate..................     36.01%     40.93%      52.65%      49.06%      39.85%     77.48%
Thousands of Accumulation Units
   outstanding at end of period..........     27,975     25,841      22,196      18,302      16,790      9,224

                                                                    GLOBAL EQUITIES ACCOUNT
                                           -------------------------------------------------------------------------
                                                                                                     APRIL 1, 1992
                                           SIX MONTHS        FOR THE YEARS ENDED DECEMBER 31,     (DATE ESTABLISHED)
                                              ENDED     ------------------------------------------  TO DECEMBER 31,
                                          JUNE 30, 1997   1996       1995        1994        1993       1992
                                          ------------   -------    -------     -------     -------    -------
                                           (UNAUDITED)
Per Accumulation Unit Data:
  Investment income......................     $ .518     $ .751      $ .727      $ .687      $ .487     $ .569
  Expenses...............................       .096       .167        .157        .134        .103       .121
                                             -------    -------     -------     -------     -------    -------
  Investment income--net.................       .422       .584        .570        .553        .384       .448
  Net realized and unrealized gain (loss)
     on total investments................      7.255      7.138       6.618       (.719)      9.021      1.083
                                             -------    -------     -------     -------     -------    -------
  Net increase (decrease) in
     Accumulation Unit Value.............      7.677      7.722       7.188       (.166)      9.405      1.531
Accumulation Unit Value:
  Beginning of period ...................     50.680     42.958      35.770      35.936      26.531     25.000
                                             -------    -------     -------     -------     -------    -------
  End of period..........................    $58.357    $50.680     $42.958     $35.770     $35.936    $26.531
                                             =======    =======     =======     =======     =======    =======

Total return.............................     15.15%     17.98%      20.09%      (0.46%)     35.45%      6.12%
Ratios to Average Net Assets:
  Expenses...............................      0.19%      0.37%       0.40%       0.41%       0.45%      0.40%
  Investment income--net.................      0.81%      1.28%       1.47%       1.71%       1.67%      1.47%
Portfolio turnover rate..................     56.68%     88.84%      67.50%      51.63%      16.75%     12.50%
Thousands of Accumulation Units
   outstanding at end of period..........     84,389     80,016      70,163      70,700      36,796      8,277

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 5--CONDENSED FINANCIAL INFORMATION--(CONCLUDED)

                                                                    GROWTH ACCOUNT
                                                  ---------------------------------------------------------
                                                                           FOR THE YEARS          APRIL 4, 1994
                                                   SIX MONTHS                 ENDED           (DATE ESTABLISHED)
                                                     ENDED                 DECEMBER 31,         TO DECEMBER 31,
                                                                    -----------------------
                                                  JUNE 30, 1997        1996          1995            1994
                                                  -------------     ---------     ---------       ---------
                                                   (UNAUDITED)
Per Accumulation Unit Data:
  Investment income............................     $ .274           $ .484        $ .417            $ .398
  Expenses.....................................       .075             .119          .114              .084
                                                   -------          -------       -------           -------
  Investment income--net........................      .199             .365          .303              .314
  Net realized and unrealized gain
     on total investments......................      7.742            8.638         8.891              .802
                                                   -------          -------       -------           -------
  Net increase in
     Accumulation Unit Value...................      7.941            9.003         9.194             1.116
Accumulation Unit Value:
  Beginning of period .........................     44.313           35.310        26.116            25.000
                                                   -------          -------       -------           -------
  End of period................................    $52.254          $44.313       $35.310           $26.116
                                                   =======          =======       =======           =======

Total return...................................     17.92%           25.50%        35.20%             4.46%
Ratios to Average Net Assets:
  Expenses.....................................      0.17%            0.35%         0.43%             0.33%
  Investment income--net.......................      0.46%            1.07%         1.13%             1.21%
Portfolio turnover rate........................     14.96%           38.51%        24.42%            12.29%
Thousands of Accumulation Units
   outstanding at end of period................     68,192           53,201        32,375            10,446

                                                                                                    INFLATION-LINKED
                                                               EQUITY INDEX ACCOUNT                   BOND ACCOUNT
                                           ------------------------------------------------------     -----------
                                                                                     APRIL 4, 1994    JANUARY 13,
                                                                 FOR THE YEARS          (DATE          1997 (DATE
                                              SIX MONTHS            ENDED           ESTABLISHED) TO   ESTABLISHED)
                                                ENDED             DECEMBER 31,        DECEMBER 31,    TO JUNE 30,
                                                             ----------------------
                                             JUNE 30, 1997     1996          1995         1994         1997
                                             -------------   -------       -------     ----------    ---------
                                             (UNAUDITED)                                             (UNAUDITED)
Per Accumulation Unit Data:
  Investment income......................        $ .397      $ .773        $ .755        $ .552         $ .553
  Expenses...............................          .067        .106          .100          .072           .021
                                                -------     -------       -------       -------        -------
  Investment income-net..................          .330        .667          .655          .480           .532
  Net realized and unrealized gain (loss)
     on total investments................         7.150       6.936         8.703          .393          (.034)
                                                -------     -------       -------       -------        -------
  Net increase in Accumulation
    Unit Value...........................         7.480       7.603         9.358          .873           .498
Accumulation Unit Value:
  Beginning of period ...................        42.834      35.231        25.873        25.000         25.000
                                                -------     -------       -------       -------        -------
  End of period..........................       $50.314     $42.834       $35.231       $25.873        $25.498
                                                =======     =======       =======       =======        =======

Total return.............................        17.46%      21.58%        36.17%         3.49%          1.99%
Ratios to Average Net Assets:
  Expenses...............................         0.15%       0.30%         0.34%         0.27%          0.08%
  Investment income--net.................         0.77%       1.87%         2.22%         1.83%          2.06%
Portfolio turnover rate..................         2.82%       7.85%         8.31%         1.33%         27.00%
Thousands of Accumulation Units
  outstanding at end of period...........        26,986      20,725        10,911         2,716          2,865

                        COLLEGE RETIREMENT EQUITIES FUND

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONCLUDED)


NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                    MONEY MARKET ACCOUNT          BOND MARKET ACCOUNT          SOCIAL CHOICE ACCOUNT
                                 ---------------------------  ---------------------------   ---------------------------
                                  SIX MONTHS    YEAR ENDED     SIX MONTHS     YEAR ENDED    SIX MONTHS     YEAR ENDED
                                     ENDED     DECEMBER 31,       ENDED      DECEMBER 31,      ENDED      DECEMBER 31,
                                 JUNE 30, 1997     1996       JUNE 30, 1997      1996      JUNE 30, 1997      1996
                                  -----------   -----------    -----------    -----------   -----------    -----------
                                  (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)

Accumulation Units:
  Credited for premiums.......     9,464,917     19,834,908      1,487,165     3,106,394      2,061,114     4,247,359
  Credited (cancelled) for
    transfers, disbursements and
    amounts applied to the
    Annuity Fund..............     1,587,365      5,275,300        119,063       (17,727)        72,676      (601,590)
  Outstanding:
    Beginning of year.........   218,291,636    193,181,428     22,611,134    19,522,467     25,841,336    22,195,567
                                 -----------    -----------     ----------    ----------     ----------     ---------
    End of period.............   229,343,918    218,291,636     24,217,362    22,611,134     27,975,126    25,841,336
                                 ===========    ===========     ==========    ==========     ==========    ==========


                                   GLOBAL EQUITIES ACCOUNT          GROWTH ACCOUNT             EQUITY INDEX ACCOUNT
                                 ---------------------------  ---------------------------   ---------------------------
                                  SIX MONTHS    YEAR ENDED     SIX MONTHS     YEAR ENDED    SIX MONTHS     YEAR ENDED
                                     ENDED     DECEMBER 31,       ENDED      DECEMBER 31,      ENDED      DECEMBER 31,
                                 JUNE 30, 1997     1996       JUNE 30, 1997      1996      JUNE 30, 1997      1996
                                  -----------   -----------    -----------    -----------   -----------    -----------
                                  (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
Accumulation Units:
  Credited for premiums.......     4,642,548      9,768,800      5,300,442     8,540,579      2,205,214     3,588,285
  Credited (cancelled) for
    transfers, disbursements and
    amounts applied to the
    Annuity Fund..............      (269,040)        84,205      9,690,754    12,284,736      4,055,763     6,225,770
  Outstanding:
    Beginning of year.........    80,015,913     70,162,908     53,200,553    32,375,238     20,724,711    10,910,656
                                  ----------     ----------     ----------    ----------     ----------    ----------
    End of period.............    84,389,421     80,015,913     68,191,749    53,200,553     26,985,688    20,724,711
                                  ==========     ==========     ==========    ==========     ==========    ==========


                               INFLATION-LINKED
                                 BOND ACCOUNT
                                ---------------
                               JANUARY 13, 1997
                              (DATE ESTABLISHED)
                               TO JUNE 30, 1997
                                  -----------
                                  (UNAUDITED)
Accumulation Units:
  Credited for premiums.......     2,007,235
  Credited for transfers,
    disbursements and
    amounts applied to the
    Annuity Fund..............       858,240
  Outstanding:
    Beginning of period.......            --
                                   ---------
    End of period.............     2,865,475
                                   =========

                        COLLEGE RETIREMENT EQUITIES FUND
           STATEMENT OF INVESTMENTS--MONEY MARKET ACCOUNT (UNAUDITED)
                                  JUNE 30, 1997

                               SUMMARY BY INDUSTRY

                                            VALUE          %
                                           -----------    -----
SHORT TERM INVESTMENTS
  BANK NOTES ........................     $ 90,961,580    2.26%
  BANKERS ACCEPTANCES ...............      122,185,723    3.04
  CERTIFICATES OF DEPOSIT ...........      418,736,194   10.42
  COMMERCIAL PAPER ..................    2,608,416,001   64.92
  MEDIUM TERM BONDS .................       60,021,325    1.50
  U.S. GOVERNMENT & AGENCIES ........       13,795,693    0.34
  VARIABLE RATE NOTES ...............      686,816,222   17.09
                                         -------------  ------
TOTAL SHORT TERM INVESTMENTS
 (COST $4,001,503,185) ..............    4,000,932,738   99.57
                                         -------------  ------
   ROUNDING                                         71    0.00
                                         -------------  ------
TOTAL PORTFOLIO
 (COST $4,001,503,185) ..............    4,000,932,809   99.57
                                         -------------  ------
   OTHER ASSETS & LIABILITIES, NET ..       17,247,028    0.43
                                         -------------  ------
NET ASSETS ..........................   $4,018,179,837  100.00%
                                         =============  ======

             =========================================

   PRINCIPAL                                              VALUE
   ---------                                              -----

               SHORT TERM INVESTMENTS--99.57%
                BANK NOTES--2.26%
                 BANK OF AMERICA
$16,000,000        5.500%,  08/04/97 ...........    $ 15,994,889
                 FCC NATIONAL BANK
 25,000,000        5.900%,  10/17/97 ...........      25,009,055
 25,000,000        5.880%,  11/05/97 ...........      25,006,742
 15,000,000        5.830%,  12/08/97 ...........      15,002,335
                 FIRST UNION CORP
  9,900,000        6.750%,  01/15/98 ...........       9,948,559
                                                   -------------
                                                      90,961,580
                                                   -------------
                BANKERS ACCEPTANCES--3.04%
                 BANK OF BOSTON
  5,000,000        5.280%,  07/22/97 ...........       4,983,483
  5,000,000        5.640%,  08/29/97 ...........       4,953,537
                 BANK OF MONTREAL
  9,300,000        5.610%,  10/09/97 ...........       9,151,538
                 CANADIAN IMPERIAL BANK OF COMMERCE
 12,000,000        5.570%,  08/27/97 ...........      11,890,442
                 KEY BANK OF WASHINGTON
  6,000,000        5.650%,  08/11/97 ...........       5,961,234
                 KEYCORP/SOCIETY
  4,000,000        5.600%,  07/15/97 ...........       3,991,111
                 NATIONAL BANK OF DETROIT
  8,000,000        5.540%,  07/02/97 ...........       7,998,805
                 NATIONS BANK OF TEXAS
  5,000,000        5.370%,  07/14/97 ...........       4,989,683
 10,000,000        5.720%,  11/03/97 ...........       9,803,300
                 NATIONSBANK, NA
  8,894,338        5.560%,  07/01/97 ...........       8,894,338
 30,000,000        5.520%,  07/21/97 ...........      29,908,000
 10,000,000        5.600%,  08/12/97 ...........       9,933,933
 10,000,000        5.580%,  12/22/97 ...........       9,726,319
                                                   -------------
                                                     122,185,723
                                                   -------------
                CERTIFICATES OF DEPOSIT--10.42%
                 BANKERS TRUST NEW YORK CORP
 25,000,000        5.640%,  12/05/97 ...........      24,966,160
                 CANADIAN IMPERIAL BANK OF COMMERCE
 20,566,000        5.650%,  07/15/97 ...........      20,565,656
 26,586,000        5.625%,  09/19/97 ...........      26,583,410
 10,000,000        5.970%,  03/19/98 ...........       9,997,852
                 DEUTSCHE BANK
 21,000,000        5.550%,  07/10/97 ...........      20,998,741
 15,000,000        5.690%,  10/28/97 ...........      14,988,679
                 HUNTINGTON NATIONAL BANK
 50,000,000        5.750%,  08/20/97 ...........      50,006,800
                 MORGAN GUARANTY TRUST CO
  7,000,000        5.910%,  09/18/97 ...........       6,999,611
                 NATIONAL WESTMINSTER BANK, U.S.A.
 20,000,000        5.590%,  09/08/97 ...........      19,993,812
                 RABOBANK
 25,000,000        5.500%,  12/05/97 ...........      24,951,580
                 REGIONS BANK (ALABAMA)
  5,000,000        5.690%,  08/12/97 ...........       5,000,259
 20,000,000        6.000%,  06/25/98 ...........      19,990,000
                 ROYAL BANK OF CANADA
 25,000,000        5.770%,  01/27/98 ...........      24,966,760
                 SOCIETE GENERALE
 15,000,000        5.580%,  09/03/97 ...........      14,995,329
 16,000,000        6.130%,  09/12/97 ...........      16,006,504
 10,000,000        5.850%,  03/03/98 ...........       9,989,222
                 SWISS BANK CORP
 25,000,000        5.490%,  07/09/97 ...........      24,998,651
 10,000,000        5.930%,  12/19/97 ...........      10,003,109
                 WESTDEUTSCHE LANDESBANK
 29,000,000        5.530%,  07/28/97 ...........      28,994,663
 43,740,000        5.660%,  09/11/97 ...........      43,739,396
                                                   -------------
                                                     418,736,194
                                                   -------------
                COMMERCIAL PAPER--64.92%
                 ABBOTT LABORATORIES
43,000,000         5.500%,  07/15/97 ...........      42,908,027
                 AIR PRODUCTS & CHEMICALS, INC
20,000,000         5.450%,  10/06/97 ...........      19,694,022
                 AMERICAN EXPRESS CREDIT CORP
20,200,000         5.520%,  07/07/97 ...........      20,181,415
                 AMERICAN HOME PRODUCTS CORP
20,000,000       # 5.640%,  07/21/97 ...........      19,935,385
10,000,000       # 5.640%,  07/24/97 ...........       9,962,969
                 AMRO NORTH AMERICA FINANCE, INC
23,800,000         5.650%,  11/03/97 ...........      23,330,188
                 ASSET SECURITIZATION COOPERATIVE CORP
 7,000,000       # 5.650%,  07/17/97 ...........       6,981,968
10,000,000       # 5.640%,  07/23/97 ...........       9,964,896
16,361,000       # 5.400%,  07/25/97 ...........      16,298,255
15,000,000       # 5.570%,  08/01/97 ...........      14,928,054
28,000,000       # 5.680%,  08/22/97 ...........      27,768,145
 9,000,000       # 5.600%,  08/28/97 ...........       8,917,142
40,000,000       # 5.640%,  08/28/97 ...........      39,631,828
                 ASSOCIATES CORP OF NORTH AMERICA
25,000,000         5.600%,  07/18/97 ...........      24,933,888
25,000,000         5.550%,  07/22/97 ...........      24,919,062
30,000,000         5.570%,  08/14/97 ...........      29,791,605
20,000,000         5.550%,  08/25/97 ...........      19,824,793

                       See notes to financial statements.

 PRINCIPAL                                                VALUE
 ---------                                                -----
                COMMERCIAL PAPER - (CONTINUED)
                 B.B.V. FINANCE (DELAWARE), INC
$10,000,000        5.400%,  07/15/97 ...........     $ 9,977,543
 20,000,000        5.500%,  10/10/97 ...........      19,681,534
                 BETA FINANCE, INC
  9,000,000      # 5.620%,  07/03/97 ...........       8,997,132
 25,000,000        5.600%,  07/11/97 ...........      24,960,098
  6,000,000      # 5.650%,  07/14/97 ...........       5,987,532
                 CATERPILLAR FINANCIAL SERVICES CORP
 20,000,000        5.580%,  08/11/97 ...........      19,870,550
 22,396,000        5.700%,  09/16/97 ...........      22,124,262
 15,000,000      # 5.610%,  10/06/97 ...........      14,770,516
 18,900,000        5.700%,  11/12/97 ...........      18,500,265
 10,450,000      # 5.650%,  12/04/97 ...........      10,192,964
 25,000,000        5.640%,  12/12/97 ...........      24,353,750
                 CHRYSLER FINANCIAL CORP
 14,000,000        5.630%,  07/02/97 ...........      13,997,770
 40,000,000        5.590%,  07/16/97 ...........      39,903,416
                 CIESCO LP
  8,675,000      # 5.550%,  07/01/97 ...........       8,675,000
  9,744,000      # 5.600%,  07/02/97 ...........       9,742,447
 34,415,000        5.520%,  07/18/97 ...........      34,325,291
 15,000,000        5.560%,  08/01/97 ...........      14,925,630
 26,000,000        5.520%,  08/04/97 ...........      25,864,453
 20,000,000      # 5.540%,  08/12/97 ...........      19,870,733
                 CIT GROUP HOLDINGS, INC
 46,866,000        5.580%,  10/10/97 ...........      46,119,738
 20,000,000        5.600%,  12/18/97 ...........      19,464,200
                 COLUMBIA/HCA HEALTHCARE CORP
 17,600,000      # 5.600%,  08/20/97 ...........      17,463,111
 21,087,000      # 5.630%,  09/16/97 ...........      20,828,859
 21,217,000        5.600%,  09/16/97 ...........      20,957,267
  5,095,000        5.600%,  09/26/97 ...........       5,024,632
                 COMMERCIAL CREDIT CO
 25,000,000        5.560%,  07/21/97 ...........      24,922,777
 27,000,000        5.570%,  08/05/97 ...........      26,853,787
 30,806,000        5.550%,  08/08/97 ...........      30,625,528
 17,000,000        5.540%,  09/15/97 ...........      16,796,377
                 CORPORATE ASSET FUNDING CORP, INC
 30,000,000      # 5.630%,  07/16/97 ...........      29,927,562
 23,000,000      # 5.550%,  07/22/97 ...........      22,925,537
 50,000,000        5.550%,  07/25/97 ...........      49,808,416
 21,821,000        5.630%,  08/07/97 ...........      21,692,399
                 DELAWARE FUNDING CORP
 42,238,000      # 5.600%,  07/17/97 ...........      42,129,181
 10,108,000      # 5.630%,  07/23/97 ...........      10,072,517
 20,287,000      # 5.600%,  08/26/97 ...........      20,106,690
 20,000,000        5.600%,  08/28/97 ...........      19,815,871
                 DILLARD INVESTMENT CO, INC
 24,300,000        5.570%,  07/09/97 ...........      24,269,922
                 FORD MOTOR CREDIT CO
 27,000,000        5.520%,  07/07/97 ...........      26,975,160
    832,000        5.320%,  07/08/97 ...........         831,070
 36,000,000        5.280%,  07/10/97 ...........      35,948,246
 25,000,000        5.650%,  08/12/97 ...........      24,832,757
 25,000,000        5.650%,  08/13/97 ...........      24,830,295
  8,400,000        5.600%,  12/01/97 ...........       8,197,335
                 GENERAL ELECTRIC CAPITAL CORP
 28,000,000        5.280%,  07/11/97 ...........      27,955,227
 35,000,000        5.550%,  07/17/97 ...........      34,913,666
 25,000,000        5.680%,  09/29/97 ...........      24,644,847
                 GENERAL MOTORS ACCEPTANCE CORP
  9,822,000        5.400%,  08/04/97 ...........       9,768,715
 11,000,000        5.330%,  08/06/97 ...........      10,936,925
 25,000,000        5.320%,  08/19/97 ...........      24,804,884
 10,000,000        5.780%,  10/07/97 ...........       9,845,450
  9,260,000        5.850%,  10/08/97 ...........       9,115,441
 10,000,000        5.700%,  12/01/97 ...........       9,758,733
 18,000,000        5.700%,  12/03/97 ...........      17,560,080
  8,000,000        5.680%,  12/08/97 ...........       7,798,213
                 GENERAL SIGNAL CORP
 10,000,000        5.580%,  07/07/97 ...........       9,990,700
  7,900,000      # 5.550%,  07/11/97 ...........       7,887,820
  7,800,000      # 5.600%,  07/11/97 ...........       7,787,866
  6,924,000        5.650%,  07/15/97 ...........       6,908,313
  7,800,000        5.650%,  07/15/97 ...........       7,782,329
  1,106,000        5.600%,  07/22/97 ...........       1,102,387
                 GOLDMAN SACHS GROUP, LP
 15,000,000        5.650%,  07/24/97 ...........      14,944,951
 50,000,000      # 5.600%,  09/04/97 ...........      49,488,500
  9,000,000        5.610%,  10/09/97 ...........       8,858,095
 15,000,000        5.650%,  11/04/97 ...........      14,701,549
 13,000,000        5.750%,  11/25/97 ...........      12,698,572
 25,000,000        5.780%,  12/29/97 ...........      24,279,582
                 GTE CORP
  3,623,000        5.580%,  07/22/97 ...........       3,611,207
 26,000,000        5.560%,  07/22/97 ...........      25,915,673
 45,000,000        5.590%,  08/08/97 ...........      44,734,475
                 HEINZ (H.J.) CO
 33,000,000        5.500%,  07/18/97 ...........      32,914,291
                 HOUSEHOLD FINANCE CORP
 18,000,000        5.580%,  08/05/97 ...........      17,899,121
 50,000,000        5.600%,  08/26/97 ...........      49,555,602
                 IBM CREDIT CORP
 50,000,000        5.530%,  07/21/97 ...........      49,846,388
                 J.P. MORGAN & CO
 22,859,000        5.420%,  07/14/97 ...........      22,811,499
                 MAY DEPARTMENT STORES CO
 29,000,000        5.580%,  07/07/97 ...........      28,972,334
                 MCCORMICK & CO, INC
 15,000,000        5.590%,  10/07/97 ...........      14,768,175
                 MCGRAW-HILL, INC
 11,500,000        5.520%,  07/09/97 ...........      11,485,893
                 MCI COMMUNICATIONS CORP
 20,000,000        5.530%,  07/18/97 ...........      19,945,215
 35,000,000      # 5.420%,  08/04/97 ...........      34,810,123
 18,000,000        5.680%,  09/02/97 ...........      17,821,440
 14,000,000        5.650%,  09/17/97 ...........      13,827,955
 20,000,000        5.550%,  09/24/97 ...........      19,732,444
 14,228,000        5.730%,  10/27/97 ...........      13,963,683
                 MERRILL LYNCH & CO, INC
 21,847,000        5.650%,  07/14/97 ...........      21,801,602
 25,000,000        5.380%,  07/21/97 ...........      24,919,937
 15,000,000        5.570%,  07/22/97 ...........      14,949,738
 17,613,000        5.650%,  07/24/97 ...........      17,548,361
  5,000,000        5.650%,  08/18/97 ...........       4,962,044
  3,716,000        5.580%,  08/29/97 ...........       3,681,190
  2,754,000        5.600%,  09/15/97 ...........       2,721,013
                 MORGAN STANLEY GROUP, INC
 35,000,000        5.620%,  07/08/97 ...........      34,960,907
 23,103,000        5.600%,  07/09/97 ...........      23,073,509
 16,198,000        5.570%,  07/23/97 ...........      16,141,139
                 NATIONAL FUEL GAS CO
 15,000,000        5.580%,  07/02/97 ...........      14,997,675
 10,000,000        5.580%,  07/07/97 ...........       9,990,700
 15,000,000        5.620%,  07/21/97 ...........      14,953,166
                 NATIONSBANK CORP
 30,000,000        5.610%,  07/11/97 ...........      29,952,120
 20,000,000        5.620%,  08/05/97 ...........      19,887,912

                       See notes to financial statements.

 PRINCIPAL                                                VALUE
 ---------                                                -----

               COMMERCIAL PAPER - (CONTINUED)
                 NYNEX CORP
$20,000,000        5.520%,  07/09/97 .............  $ 19,975,466
                 PACIFIC GAS & ELECTRIC CO
 20,900,000        5.540%,  08/14/97 .............    20,754,805
                 SCHERING CORP
 20,000,000        5.630%,  07/29/97 .............    19,911,279
 15,350,000        5.570%,  09/16/97 .............    15,163,753
  4,855,000        5.590%,  09/23/97 .............     4,790,806
 35,000,000        5.650%,  12/02/97 .............    34,150,084
                 SEARS ROEBUCK ACCEPTANCE CORP
 28,940,000        5.310%,  07/07/97 .............    28,912,392
  9,000,000        5.640%,  08/21/97 .............     8,926,891
  8,110,000        5.550%,  08/22/97 .............     8,044,984
                 SOUTHERN CALIFORNIA EDISON CO
 15,805,000        5.570%,  08/07/97 .............    15,711,837
 25,000,000        5.620%,  08/08/97 .............    24,848,668
                 THE STANLEY WORKS
 15,000,000        5.600%,  08/12/97 .............    14,899,654
                 TORONTO DOMINION HOLDINGS (U.S.)
 20,000,000        5.550%,  12/08/97 .............    19,495,534
 15,568,000        5.570%,  12/15/97 .............    15,158,250
                 UBS FINANCE, (DELAWARE) INC
 18,880,000        6.150%,  07/01/97 .............    18,880,000
                 WALT DISNEY CO
 10,000,000        5.350%,  07/07/97 .............     9,990,460
                                                   -------------
                                                   2,608,416,001
                                                   -------------
                 MEDIUM TERM BONDS--1.50%
                 BENEFICIAL CORP
  5,000,000        9.375%,  07/28/97 .............     5,012,825
                 BETA FINANCE, INC
 10,000,000        6.355%,  05/05/98 .............    10,031,000
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION
 10,000,000        5.500%,  02/18/98 .............     9,983,000
                 HEINZ (H.J.) CO NOTES
 10,000,000        5.500%,  09/15/97 .............     9,991,000
                 IBM NOTES
  5,000,000        6.375%,  11/01/97 .............     5,007,500
                 KEY BANK OF NEW YORK BANK NOTE
 10,000,000        5.600%,  11/04/97 .............     9,987,000
                 PEPSICO, INC NOTES
 10,000,000        6.125%,  01/15/98 .............    10,009,000
                                                   -------------
                                                      60,021,325
                                                   -------------
                U.S. GOVERNMENT & AGENCIES--0.34%
                 FEDERAL HOME LOAN BANKS
 12,000,000        5.420%,  07/24/97 .............    11,958,446
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION
  1,875,000        5.580%,  11/10/97 .............     1,837,247
                                                   -------------
                                                      13,795,693
                                                   -------------
                VARIABLE RATE NOTES--17.09%
                 AMERICAN EXPRESS CENTURION BANK
 10,000,000        5.657%,  09/11/97 .............     9,997,000
 25,000,000        5.657%,  10/15/97 .............    25,020,000
 30,000,000        5.647%,  11/31/97 .............    30,000,000
 25,000,000        5.647%,  11/17/97 .............    24,995,000
                 ASSOCIATES CORP OF NORTH AMERICA
 25,000,000        5.570%,  03/02/98 .............    24,975,000
                 BANC ONE, DAYTON, N.A.
 55,000,000        5.690%,  02/05/98 .............    54,967,000
                 BANKERS TRUST CO OF NEW YORK
 15,000,000        5.680%,  12/22/97 .............    15,000,000
                 BANKERS TRUST NEW YORK CORP
 25,000,000        5.640%,  08/18/97 .............    24,992,000
 25,000,000        5.620%,  12/10/97 .............    24,985,000
                 CATERPILLAR FINANCIAL SERVICES CORP
 14,000,000        5.731%,  03/20/98 .............    13,997,200
                 CHRYSLER FINANCIAL CORP
 20,000,000        6.031%,  01/16/98 .............    19,988,000
                 CORESTATES BANK NA/
                  PHILADELPHIA NATIONAL BK
 25,000,000        5.640%,  10/31/97 .............    24,992,500
 12,000,000        5.657%,  12/03/97 .............    11,997,600
  8,000,000        5.647%,  02/13/98 .............     8,000,000
                 FIRST BANK SYSTEM
 25,000,000        5.607%,  04/10/98 .............    24,995,000
                 FIRST UNION NATIONAL BANK, CHARLOTTE
 20,000,000        5.657%,  12/19/97 .............    19,994,000
 15,000,000        5.731%,  12/19/97 .............    14,995,500
                 GENERAL ELECTRIC CAPITAL CORP
 34,000,000        5.750%,  07/08/97 .............    33,999,206
                 HOUSEHOLD FINANCE CORP
 25,000,000        5.782%,  06/03/98 .............    24,995,000
                 MERRILL LYNCH & CO, INC
 10,000,000        6.001%,  05/19/98 .............    10,020,000
  5,000,000        5.820%,  05/20/98 .............     5,000,000
 18,000,000        5.820%,  06/04/98 .............    17,992,800
                 MORGAN GUARANTY TRUST CO
 30,000,000        5.630%,  02/02/98 .............    29,988,000
                 MORGAN GUARANTY TRUST CO
 15,000,000        5.615%,  02/19/98 .............    14,994,000
                 MORGAN STANLEY GROUP, INC
 50,000,000        5.647%,  08/29/97 .............    49,975,416
                 NATIONS BANK OF TEXAS
 23,000,000        5.720%,  01/09/98 .............    23,000,000
                 PNC BANK, NA
 25,000,000        5.587%,  11/25/97 .............    24,977,500
 20,000,000        5.597%,  12/11/97 .............    19,996,000
                 SEARS ROEBUCK ACCEPTANCE CORP
 25,000,000        5.687%,  03/25/98 .............    25,000,000
                 SOCIETE GENERALE
 13,000,000        5.610%,  01/15/98 .............    12,993,500
                 SOUTHTRUST
 20,000,000        5.627%,  05/11/98 .............    19,994,000
                                                   -------------
                                                     686,816,222
                                                   -------------
               TOTAL SHORT TERM INVESTMENTS
                (COST $4,001,503,185)............. 4,000,932,738
                                                   -------------
                  ROUNDING........................            71
                                                   -------------
               TOTAL PORTFOLIO
                (COST $4,001,503,185).............$4,000,932,809
                                                  ==============
----------------
# Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
            STATEMENT OF INVESTMENTS--BOND MARKET ACCOUNT (UNAUDITED)
                                  JUNE 30, 1997

                               SUMMARY BY INDUSTRY


                                               VALUE           %
                                             --------        -----
BONDS
 CORPORATE BONDS
  AIR TRANSPORTATION .............   $    10,157,150         0.92%
  BANKS ..........................        51,648,376         4.66
  BROADCASTERS ...................         5,281,100         0.48
  ELECTRICAL EQUIPMENT ...........         4,982,498         0.45
  FINANCIAL--MISCELLANEOUS .......       187,437,264        16.92
  HEALTHCARE--HOSPITAL SUPPLY ....        10,029,850         0.91
  INSURANCE--LIFE ................        10,140,041         0.92
  INSURANCE--MULTI-LINE,
  PROPERTY & CASUALTY ............         9,895,943         0.89
  MISCELLANEOUS MATERIALS &
  COMMODITIES ....................           992,094         0.09
  PETROLEUM--INTEGRATED ..........        14,578,629         1.32
  PUBLISHING--NEWSPAPER ..........        13,543,380         1.22
  RAILROAD .......................         4,780,006         0.43
  TOBACCO ........................         1,214,280         0.11
  TRUCKERS & SHIPPING ............        10,028,600         0.91
  UTILITIES--ELECTRIC ............         6,016,180         0.54
  UTILITIES--GAS & PIPELINE ......         8,760,630         0.79
  UTILITIES--TELEPHONE ...........         5,080,119         0.45
                                     ---------------       ------
 TOTAL CORPORATE BONDS
  (COST $354,357,631) ............       354,566,140        32.01
                                     ---------------       ------
 GOVERNMENT BONDS
   AGENCY SECURITIES .............        16,123,280         1.46
   FOREIGN GOVERNMENT BONDS ......        27,140,398         2.45
   MORTGAGE BACKED SECURITIES ....       336,470,526        30.38
   U.S. GOVERNMENT BONDS .........        11,645,971         1.05
   U.S. TREASURY SECURITIES ......       328,260,400        29.63
                                     ---------------       ------
 TOTAL GOVERNMENT BONDS
  (COST $718,783,146) ............       719,640,575        64.97
                                     ---------------       ------
TOTAL BONDS
 (COST $1,073,140,777) ...........     1,074,206,715        96.98
                                     ---------------       ------
PREFERRED STOCK
  FINANCIAL--MISCELLANEOUS .......         4,956,896         0.45
                                     ---------------       ------
TOTAL PREFERRED STOCK
 (COST $5,000,000) ...............         4,956,896         0.45
                                     ---------------       ------
SHORT TERM INVESTMENTS
  COMMERCIAL PAPER ...............        83,502,171         7.54
  U.S. GOVERNMENT & AGENCIES .....         2,364,977         0.21
                                     ---------------       ------
TOTAL SHORT TERM INVESTMENTS
 (COST $85,881,187) ..............        85,867,148         7.75
                                     ---------------       ------
   ROUNDING ......................                54         0.00
                                     ---------------       ------
TOTAL PORTFOLIO
 (COST $1,164,021,964) ...........     1,165,030,813       105.18
                                     ---------------       ------
   OTHER ASSETS & LIABILITIES, NET       (57,349,700)       (5.18)
                                     ---------------       ------
NET ASSETS .......................   $ 1,107,681,113       100.00%
                                     ===============       ======

                    ================================


  PRINCIPAL                                               VALUE
  ---------                                               -----

              BONDS--96.98%
               CORPORATE BONDS--32.01%
                AIR TRANSPORTATION--0.92%
                 DELTA AIRLINES, INC SERIES 1993-A2
                  (PASS-THRU TRUST)
$5,000,000        10.500%,  04/30/16 .............   $ 6,150,150
                 FEDERAL EXPRESS CORP NOTE
 4,000,000         6.250%,  04/15/98 ..............    4,007,000
                                                    ------------
                                                      10,157,150
                                                    ------------
                BANKS--4.66%
                 ABN AMRO BANK NV (SUBORDINATED DEB)
 5,000,000         7.125%,  06/18/07 ..............    5,012,164
                 ANDINA DE FOMENTO CORP DEB
 4,000,000         7.250%,  03/01/07 ..............    4,014,200
                ^BANCO DO BRASIL S.A. NOTE
 2,000,000         8.375%,  06/15/02 ..............    1,998,569
                ^BANCO DO BRASIL S.A. REGD NOTE
 3,000,000         9.375%,  06/15/07 ..............    3,000,520
                ^BANCO SUD AMERICANO
                  (SUBORDINATED NOTE)
 5,000,000         7.600%,  03/15/07 ..............    4,955,220
                 CHASE MANHATTAN CREDIT CARD
                  MASTER TRUST SERIES 1996-4
                  (ASSET BACKED CERT)
 5,000,000         6.730%,  02/15/03 ..............    5,042,150
                 CHASE MANHATTAN AUTO OWNER
                  TRUST SERIES 1997-A (CLASS A-4)
                  (ASSET BACKED CERT)
 5,000,000         6.400%,  07/16/01 ..............    5,000,586
                 LONG ISLAND SAVINGS BANK FSB
                  (MEDIUM TERM NOTE)
11,500,000         7.000%,  06/13/02 ..............   11,473,435
                 MONEY STORE TRUST SERIES 1996-D
                  (ASSET BACKED CERT)
 5,000,000         7.000%,  04/15/28 ..............    4,987,500
                 NATIONSBANK AUTO GRANTOR TRUST
                  SERIES 1995-A (ASSET BACKED CERT)
 1,205,122         5.850%,  06/15/02 ..............    1,202,482
                 SWISS BANK CORP (MEDIUM TERM NOTE)
 5,000,000         7.375%,  06/15/17 ..............    4,961,550
                                                    ------------
                                                      51,648,376
                                                    ------------
                BROADCASTERS--0.48%
                 CONTINENTAL CABLEVISION  (SR NOTE)
 5,000,000         8.500%,  09/15/01 ..............    5,281,100
                                                    ------------
                ELECTRICAL EQUIPMENT--0.45%
                 HARMAN INTERNATIONAL
                  INDUSTRIES NOTE
 5,000,000         7.320%,  07/01/07 ..............    4,982,498
                                                    ------------

                       See notes to financial statements.

PRINCIPAL                                               VALUE
---------                                               -----

                FINANCIAL--MISCELLANEOUS--16.92%
                 AAMES MORTGAGE TRUST SERIES 1997-B
                  (CLASS M2F) (ASSET BACKED CERT)
$5,000,000         7.380%,  06/15/27 ............... $ 4,973,219
                 AAMES MORTGAGE TRUST SERIES 1997-B
                  (CLASS M1F) (ASSET BACKED CERT)
 5,000,000         7.130%,  06/15/27 ...............   4,971,765
                 ASSOCIATED P & C HOLDINGS, INC
                  (SR NOTE)
 5,000,000         6.750%,  07/15/03 ...............   4,792,229
                 ASSOCIATES CORP N.A. DEB
 5,000,000         6.000%,  06/15/01 ...............   4,857,250
                 AT&T CAPITAL CORP
                  (MEDIUM TERM NOTE)
 5,000,000         5.850%,  01/05/99 ...............   4,965,900
                 AT&T CAPITAL CORP
                  (MEDIUM TERM NOTE)
10,000,000         6.390%,  01/22/99 ...............  10,019,200
                 BENEFICIAL CORP (MEDIUM TERM NOTE)
 5,000,000         8.170%,  11/09/99 ...............   5,178,550
                 BLOCK MORTGAGE FINANCE, INC
                  SERIES 1997-1 (CLASS A-2)
                  (ASSET BACKED CERT)
 5,000,000         6.850%,  10/25/11 ...............   5,003,012
                ^CARR AMERICA REALTY CORP
10,000,000         7.375%,  07/01/07 ...............   9,975,519
                 CASE EQUIPMENT LOAN TRUST SERIES
                  1997-A (CLASS A-3) (ASSET BACKED CERT)
 5,000,000         6.450%,  03/15/04 ...............   5,010,351
                 CONTI MORTGAGE HOME EQUITY
                  LOAN TRUST
 5,000,000         6.480%,  01/15/12 ...............   4,996,850
                 DELTA FUNDING HOME EQUITY LOAN
                  TRUST SERIES 1997-2
                  (ASSET BACKED CERT)
 5,000,000         7.240%,  06/25/29 ...............   4,987,500
                ^DR INVESTMENTS (SR NOTE)
 5,000,000         7.450%,  05/15/07 ...............   5,051,800
                ^ERAC USA FINANCE CO NOTE
 5,000,000         6.950%,  03/01/04 ...............   4,961,450
                 FIRST PLUS HOME LOAN TRUST SERIES
                  1997-1 (CLASS A-3) (ASSET BACKED CERT)
 4,000,000         6.450%,  02/10/09 ...............   3,979,531
                 FLEETWOOD CREDIT CORP GRANTOR
                  TRUST SERIES 1996-B (CLASS A)
                  (ASSET BACKED CERT)
 4,204,419         6.900%,  03/15/12 ...............   4,237,758
                 GMAC GRANTOR TRUST SERIES 1997-A
                  (ASSET BACKED CERT)
 4,605,713         6.500%,  04/15/02 ...............   4,621,510
                 GREEN TREE FINANCIAL CORP SERIES
                  1993-3 (CLASS A-5)
                  (ASSET BACKED CERT)
 5,000,000         5.750%,  10/15/18 ...............   4,871,850
                 HIGHWOODS/FORSYTH LTD
                  PARTNERSHIP NOTE
 5,000,000         7.000%,  12/01/06 ...............   4,847,150
                 HOMESIDE LENDING, INC
                  (MEDIUM TERM NOTE)
 7,000,000         6.875%,  06/30/02 ...............   6,969,421
                 HOUSEHOLD INTERNATIONAL
                  NETHERLANDS (SR NOTE)
 3,000,000         6.125%,  03/01/03 ...............   2,870,280
                 IMC HOME EQUITY LOAN TRUST SREIES
                  1997-2 (CLASS A-2) (ASSET BACKED CERT)
 7,500,000         6.700%,  11/20/11 ...............   7,510,547
                 IMC HOME EQUITY LOAN TRUST
                  SERIES 1997-3 (CLASS B)
                  (ASSET BACKED CERT)
 3,000,000         7.870%,  08/20/28 ...............   3,004,687
                 IMC HOME EQUITY LOAN TRUST SERIES
                  1997-3 (CLASS M2)(ASSET BACKED CERT)
 5,000,000         7.550%,  08/20/28 ...............   5,006,054
                 LEHMAN BROTHERS HOLDINGS, INC
                  (MEDIUM TERM NOTE)
 6,450,000         6.900%,  01/29/01 ...............   6,460,126
                ^NATIONAL CITY CAPTIAL TRUST
                  (GUARANTEE NOTE)
10,000,000         6.750%,  06/01/99 ...............  10,045,744
                 NAVISTAR FINANCIAL CORP OWNER
                  TRUST SERIES 1997-A (CLASS A-3)
                  (ASSET BACKED CERT)
10,000,000         6.750%,  03/15/02 ...............  10,077,344
                 POPULAR, INC (MEDUIM TERM NOTE)
10,000,000         6.715%,  06/06/00 ...............  10,005,803
                 SALOMON, INC
 4,000,000         7.300%,  05/15/02 ...............   4,036,040
                 STANDARD CREDIT CARD MASTER
                  TRUST SERIES 1991-6 (CLASS B)
                  (ASSET BACKED CERT)
 4,225,000         8.350%,  01/07/00 ...............   4,338,525
                 TOYOTA AUTO RECEIVABLES GRANTOR
                  TRUST SERIES 1997-A (CLASS B)
                  (ASSET BACKED CERT)
 4,627,314         6.600%,  04/15/02 ...............   4,644,666
                 VANDERBILT MORTGAGE & FINANCE, INC
                  SERIES 1997-A (CLASS IA-2)
 5,000,000         6.525%,  12/07/28 ...............   4,998,633
                ^ZURICH CAPITAL TRUST
                  (GUARANTEE NOTE)
 5,000,000         8.376%,  06/01/37 ...............   5,167,000
                                                    ------------
                                                     187,437,264
                                                    ------------
                HEALTHCARE--HOSPITAL SUPPLY--0.91%
                 COLUMBIA/HCA HEALTHCARE CORP NOTE
 5,000,000         6.500%,  03/15/99 ...............   5,017,350
                 TENET HEALTHCARE CORP (SR NOTE)
 5,000,000         7.875%,  01/15/03 ...............   5,012,500
                                                    ------------
                                                      10,029,850
                                                    ------------
                INSURANCE--LIFE--0.92%
                ^AON CAPITAL CORP NOTE
 5,000,000         8.205%,  01/01/27 ...............   5,126,941
                ^NEW ENGLAND MUTUAL LIFE
                  INSURANCE CO NOTE
 5,000,000         7.875%,  02/15/24 ...............   5,013,100
                                                    ------------
                                                      10,140,041
                                                    ------------
                INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--0.89%
                 INTEGON CORP (SR NOTE)
 5,000,000         8.000%,  08/15/99 ...............   5,101,436
                ^TRANSAMERICA CORP NOTE
 5,000,000         7.800%,  12/01/26 ...............   4,794,507
                                                     ------------
                                                       9,895,943
                                                     ------------

                       See notes to financial statements.

PRINCIPAL                                              VALUE
---------                                              -----

                MISCELLANEOUS MATERIALS &
                 COMMODITIES--0.09%
                ^CSN IRON S.A. (GUARANTEE NOTE)
$1,000,000         9.125%,  06/01/07 ............... $   992,094
                                                     -----------
                PETROLEUM--INTEGRATED--1.32%
                ^PETROZUATA FINANCE, INC SERIES B
 5,000,000         8.220%,  04/01/17 ...............   5,090,450
                 SOCIEDAD YPF ANONIMA NOTE
 9,383,886         7.500%,  10/26/02 ...............   9,488,179
                                                     -----------
                                                      14,578,629
                                                     -----------
                PUBLISHING--NEWSPAPER--1.22%
                 BELO (A.H.) CORP (SR NOTE)
 6,000,000         6.875%,  06/01/02 ...............   5,999,580
                 BELO (A.H.) CORP DEB
 7,500,000         7.750%,  06/01/27 ...............   7,543,800
                                                     -----------
                                                      13,543,380
                                                     -----------
                RAILROAD--0.43%
                ^RAILCAR LEASING (SR NOTE)
                  (ASSET BACKED CERT)
 4,796,199         6.750%,  07/15/06 ...............   4,780,006
                                                     -----------
                TOBACCO--0.11%
                 PHILIP MORRIS COS, INC NOTE
 1,200,000         7.375%,  02/15/99 ...............   1,214,280
                                                     -----------
                TRUCKERS & SHIPPING--0.91%
                ^PENINSULAR & ORIENTAL STEAM NOTE
10,000,000         7.300%,  06/01/07 ...............  10,028,600
                                                     -----------
                UTILITIES--ELECTRIC--0.54%
                ^CLEVELAND ELECTRIC/TOLEDO EDISON
                  CO NOTE
 5,000,000         7.190%,  07/01/00 ...............   5,014,350
                 EL PASO ELECTRIC CO
                  (FIRST MTGE BOND)
 1,000,000         7.250%,  02/01/99 ...............   1,001,830
                                                     -----------
                                                       6,016,180
                                                     -----------

                UTILITIES--GAS & PIPELINE--0.79%
                 BURLINGTON RESOURCES, INC NOTE
 3,250,000         7.150%,  05/01/99 ...............   3,289,130
                 EL PASO NATURAL GAS DEB
 2,500,000         7.500%,  11/15/26 ...............   2,473,300
                 TENNESSEE GAS PIPELINE DEB
 3,000,000         7.000%,  03/15/27 ...............   2,998,200
                                                     -----------
                                                       8,760,630
                                                     -----------
                UTILITIES--TELEPHONE--0.45%
                 US WEST CAPITAL FUNDING, INC DEB
 5,000,000         7.950%,  02/01/97 ...............   5,080,119
                                                     -----------
               TOTAL CORPORATE BONDS
                (COST $354,357,631) ................ 354,566,140
                                                     -----------
               GOVERNMENT BONDS--64.97%
                AGENCY SECURITIES--1.46%
                 FEDERAL FARM CREDIT BANK
 5,000,000         6.440%,  11/05/99 ...............   4,986,700
                 FEDERAL HOME LOAN MORTGAGE
                  CORP (FHLMC)
 3,000,000         7.100%,  04/10/07 ...............   3,060,000
                FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION
 3,000,000         8.250%,  12/18/00 ...............   3,161,730
 5,000,000         6.850%,  09/12/05 ...............   4,914,850
                                                     -----------
                                                      16,123,280
                                                     -----------
                FOREIGN GOVERNMENT BONDS--2.45%
                 EMPRESSA NACIONAL DE
                  ELECTRICIDAD CHILE NOTE
 5,000,000         8.125%,  02/01/97 ...............   5,115,800
                 EXPORT \ IMPORT BANK OF KOREA NOTE
 3,000,000         6.500%,  05/15/00 ...............   2,978,610
                 PHILIPPINE LONG DISTANCE
                  TELEPHONE CO NOTE
 6,000,000         7.850%,  03/06/07 ...............   5,744,950
                 REPUBLIC OF COLUMBIA NOTE
 3,500,000         7.625%,  02/15/07 ...............   3,416,000
                 REPUBLIC SOUTH AFRICA NOTE
 5,000,000         8.500%,  06/23/17 ...............   4,966,631
                ^SAKURA CAPITAL FUNDING
                  (GUARANTEE NOTE)
 5,000,000         7.320%,  08/29/49 ...............   4,918,407
                                                     -----------
                                                      27,140,398
                                                     -----------
                MORTGAGE BACKED SECURITIES--30.38%
                 EASTVIEW CREDIT CORP (CLASS A)
                  (COMMERICAL MTGE PASS- THRU)
 5,000,000         6.950%,  06/15/04 ...............   4,939,885
                 FEDERAL HOME LOAN
                  MORTGAGE CORP (FHLMC)
 3,884,078         5.500%,  09/01/00 ...............   3,776,877
   871,370         7.000%,  09/01/10 ...............     872,546
 6,556,002         6.000%,  04/01/11 ...............   6,336,769
 3,341,794         7.000%,  05/01/23 ...............   3,300,021
 5,197,346         7.500%,  05/01/24 ...............   5,239,548
 4,622,983         6.500%,  12/01/25 ...............   4,433,718
 9,374,639         7.500%,  12/01/25 ...............   9,425,918
 4,901,370         6.500%,  04/01/26 ...............   4,700,707
12,000,000         8.000%,  07/01/27 ...............  12,281,250
                 FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION (FNMA)
13,057,537         7.000%,  01/01/12 ...............  13,028,940
 3,755,723         7.500%,  08/01/01 ...............   3,803,796
 4,431,319         6.000%,  12/01/02 ...............   4,320,403
 4,048,825         7.000%,  04/01/09 ...............   4,060,202
16,082,124         6.500%,  05/01/09 ...............  15,857,617
 4,030,125         7.500%,  11/01/10 ...............   4,093,075
 3,257,493         8.000%,  06/01/11 ...............   3,351,145
   898,816         8.000%,  07/01/11 ...............     924,656
 1,965,789         6.500%,  02/01/16 ...............   1,904,338
   978,463         6.500%,  03/01/16 ...............     947,876
 1,911,165         6.500%,  04/01/16 ...............   1,847,255
 9,000,000         7.000%,  03/18/24 ...............   8,796,094
14,031,962         8.500%,  12/01/24 ...............  14,634,915
   965,074         9.000%,  02/01/25 ...............   1,019,957
 1,746,065         9.000%,  03/01/25 ...............   1,845,363
 4,754,574         7.500%,  07/01/26 ...............   4,764,938
 9,563,729         6.500%,  04/01/27 ...............   9,142,255
32,000,000         7.000%,  07/01/27 ...............  31,350,000
16,000,000         8.000%,  07/01/27 ...............  16,355,000


                       See notes to financial statements.

PRINCIPAL                                             VALUE
---------                                             -----

                 GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION (GNMA)
 $ 581,559         8.500%,  10/15/09 .............  $    606,089
 4,732,638         9.000%,  12/15/09 .............     5,052,043
 1,307,275         8.500%,  12/15/09 .............     1,362,415
 1,255,954         8.500%,  01/15/10 .............     1,308,929
   204,642         9.000%,  06/15/16 .............       219,732
   316,705         9.000%,  08/15/16 .............       340,058
   739,415         9.000%,  09/15/16 .............       793,938
   227,278         9.000%,  10/15/16 .............       244,037
   187,624         9.000%,  11/15/16 .............       201,459
   757,367         9.000%,  12/15/16 .............       813,214
 3,065,904         9.500%,  12/15/16 .............     3,326,505
   280,556         9.000%,  07/15/17 .............       301,244
   282,733         9.000%,  06/15/20 .............       302,388
 4,618,438         7.000%,  03/20/22 .............     4,743,274
 8,351,325         7.000%,  02/20/23 .............     8,582,322
 6,851,285         6.500%,  09/15/23 .............     6,602,925
13,196,807         6.875%,  12/20/23 .............    13,510,231
 4,432,353         6.500%,  01/15/24 .............     4,267,513
 2,648,820         6.500%,  03/15/24 .............     2,550,310
 4,025,452         8.000%,  06/15/24 .............     4,127,295
 5,300,719         6.500%,  09/15/24 .............     5,103,585
 5,375,555         9.000%,  01/15/25 .............     5,684,593
 1,708,966         8.000%,  06/15/25 .............     1,749,536
 2,581,248         8.000%,  08/15/25 .............     2,642,526
 1,828,206         7.000%,  12/15/25 .............     1,795,627
12,146,557         7.500%,  12/15/25 .............    12,188,219
19,728,267         7.500%,  05/15/26 .............    19,783,703
10,069,423         7.000%,  03/20/27 .............     9,842,760
 8,058,412         7.000%,  04/20/27 .............     7,877,017

                 MORTGAGE CAPITAL FUNDING, INC
                  SERIES 1996 (CLASS A-3)
 5,000,000         7.008%,  09/20/06 .............     5,068,554
                 RESOLUTION TRUST CORP SERIES 1992-8
                  (CLASS A-2) (MTGE PASS-THROUGH CERT)
   498,817         8.250%,  12/25/26 .............       495,394
                 US DEPT OF VETERANS (CLASS 2-1)
                  (MTGE PASS-THRU)
 7,500,000         7.500%,  09/15/17 .............     7,628,027
                                                    ------------
                                                     336,470,526
                                                    ------------
                U.S. GOVERNMENT BONDS--1.05%
                ^NEW YORK CITY TAX LIEN
                  SERIES 1996-1 (COLLECTIBLE BOND)
 1,556,417         6.810%,  05/25/05 .............     1,565,171
                 TENNESSEE VALLEY AUTHORITY DEB
10,000,000         5.980%,  04/01/36 .............    10,080,800
                                                    ------------
                                                      11,645,971
                                                    ------------
                U.S. TREASURY SECURITIES--29.63%
                 U.S. TREASURY BONDS
30,000,000         6.875%,  08/15/25 .............    30,112,500
46,000,000       * 7.500%,  11/15/16 .............    49,155,140
22,500,000         6.500%,  11/15/26 .............    21,578,850

                U.S. TREASURY NOTES
28,000,000       * 8.875%,  02/15/99 .............    29,216,320
25,000,000         6.750%,  05/31/99 .............    25,289,000
 7,000,000         6.375%,  05/15/00 .............     7,025,130
19,000,000         7.750%,  01/31/00 .............    19,691,790
35,000,000       * 8.750%,  08/15/00 .............    37,433,550
38,000,000         5.625%,  02/28/01 .............    37,151,080
13,000,000         6.500%,  05/31/02 .............    13,052,780
15,000,000         7.250%,  05/15/04 .............    15,635,100
43,000,000       * 6.500%,  05/15/05 .............    42,919,160
                                                  --------------
                                                     328,260,400
                                                  --------------
                TOTAL GOVERNMENT BONDS
                 (COST $718,783,146) .............   719,640,575
                                                  --------------
               TOTAL BONDS
                (COST $1,073,140,777)............. 1,074,206,715
                                                  --------------

   SHARES
   ------

               PREFERRED STOCK--0.45%
                FINANCIAL--MISCELLANEOUS--0.45%
     5,000       HIGHWOODS PROPERTIES ............     4,956,896
                                                  --------------
               TOTAL PREFERRED STOCK
                (COST $5,000,000) ................     4,956,896
                                                  --------------
  PRINCIPAL
  ---------

               SHORT TERM INVESTMENTS--7.75%
                COMMERCIAL PAPER--7.54%
                 BURLINGTON NORTHERN SANTA FE
20,000,000         5.720%,  07/14/97 .............    19,955,356
                 CONAGRA, INC
 2,700,000         6.100%,  07/02/97 .............     2,699,168
 5,470,000         5.720%,  07/14/97 .............     5,457,789
                 CSX CORP
 6,300,000         5.800%,  07/07/97 .............     6,293,213
 5,000,000         5.770%,  07/14/97 .............     4,988,839
                 DAYTON HUDSON CORP
13,000,000         5.750%,  07/14/97 .............    12,970,981
 7,000,000         5.720%,  07/14/97 .............     6,984,374
                 FEDERAL EXPRESS CORP
 4,000,000         5.800%,  07/09/97 .............     3,994,260
                 HOUSTON LIGHTING & POWER CO
 7,182,000         5.800%,  07/01/97 .............     7,180,643
                 TEXAS UTILITIES CO
12,980,000         5.800%,  07/01/97 .............    12,977,548
                                                  --------------
                                                      83,502,171
                                                  --------------
                U.S. GOVERNMENT & AGENCIES--0.21%
                 FEDERAL HOME LOAN MORTGAGE CORP
 2,370,000         5.410%,  07/14/97 .............     2,364,977
                                                  --------------
               TOTAL SHORT TERM INVESTMENTS
                (COST $85,881,187)................    85,867,148
                                                  --------------
                  ROUNDING........................            54
                                                  --------------
               TOTAL PORTFOLIO
                (COST $1,164,021,964).............$1,165,030,813
                                                  ==============

----------
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.
^ Security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers. At 06/30/97, the value of these securities amounted to $92,479,448 or 8.35% of net assets.


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
           STATEMENT OF INVESTMENTS--SOCIAL CHOICE ACCOUNT (UNAUDITED)
                                  JUNE 30, 1997

                               SUMMARY BY INDUSTRY

                                           VALUE           %
                                          --------      -------
BONDS
 CORPORATE BONDS
  AIR TRANSPORTATION ...............   $  2,640,563       0.14%
  BANKS ............................     52,507,009       2.71
  BROADCASTERS .....................     12,146,775       0.63
  BUSINESS SERVICES ................      1,052,930       0.05
  CHEMICAL--SPECIALTY ..............      5,312,400       0.27
  COMMUNICATION EQUIPMENT & SERVICES      5,000,200       0.26
  FINANCIAL--MISCELLANEOUS .........     39,372,214       2.04
  FOODS ............................      6,962,250       0.36
  HEALTHCARE--DRUGS ................      5,050,950       0.26
  HEALTHCARE--HOSPITAL SUPPLY ......      3,007,500       0.16
  HEALTHCARE--OTHER ................      5,123,800       0.26
  INSURANCE--LIFE ..................      2,859,840       0.15
  INSURANCE--MULTI-LINE,
  PROPERTY & CASUALTY ..............      3,441,745       0.18
  OFFICE EQUIPMENT .................      5,014,900       0.26
  PUBLISHING--OTHER ................      4,789,400       0.25
  RAILROAD .........................      3,017,490       0.16
  RETAIL--FOOD .....................      2,112,500       0.11
  RETAIL--GENERAL MERCHANDISE ......     17,961,730       0.93
  UTILITIES--ELECTRIC ..............      6,341,890       0.33
  UTILITIES--GAS & PIPELINE ........      4,935,650       0.25
  UTILITIES--TELEPHONE .............     11,145,400       0.57
                                       ------------      -----
 TOTAL CORPORATE BONDS
  (COST $199,984,301) ..............    199,797,136      10.33
                                       ------------      -----
 GOVERNMENT BONDS
  AGENCY SECURITIES ................     36,082,610       1.87
  MORTGAGE BACKED SECURITIES .......    226,662,873      11.72
  U.S. TREASURY SECURITIES .........    278,347,140      14.38
                                       ------------      -----
 TOTAL GOVERNMENT BONDS
  (COST $538,250,418) ..............    541,092,623      27.97
                                       ------------      -----
TOTAL BONDS
  (COST $738,234,719) ..............    740,889,759      38.30
                                       ------------      -----
COMMON STOCK
  AIR TRANSPORTATION ...............     12,014,236       0.62
  AUTOMOTIVE & RELATED .............     17,204,280       0.89
  BANKS ............................    107,056,979       5.53
  BEVERAGES ........................     36,335,250       1.88
  BROADCASTERS .....................      6,038,764       0.31
  BUSINESS SERVICES ................      6,544,680       0.34
  CHEMICALS--MAJOR .................     16,007,850       0.83
  CHEMICALS--SPECIALTY .............     18,441,392       0.95
  COMMUNICATION EQUIPMENT & SERVICES     11,857,949       0.61
  COMPUTER SERVICE .................     44,956,623       2.32
  CONGLOMERATES ....................     24,281,040       1.26
  COSMETICS ........................     20,553,337       1.06
  ELECTRICAL EQUIPMENT .............      2,588,006       0.13
  ELECTRICAL EQUIPMENT--
  COMPONENTS DIVERSIFIED ...........     34,941,875       1.81
  ELECTRICAL EQUIPMENT--INSTRUMENTS       3,342,350       0.17
  FINANCIAL--MISCELLANEOUS .........     67,274,044       3.48
  FOODS ............................     53,008,631       2.74
  HEALTHCARE--DRUGS ................     64,881,830       3.35
  HEALTHCARE--HOSPITAL SUPPLY ......      4,371,000       0.23
  HEALTHCARE--OTHER ................     43,800,187       2.26
  HEALTHCARE--SERVICE ..............      9,329,036       0.48
  HOUSEHOLD--DURABLE GOODS .........      6,050,737       0.31
  HOUSEHOLD--PRODUCTS ..............     48,465,175       2.51
  INSURANCE--BROKERS & OTHER .......        571,000       0.03
  INSURANCE--LIFE ..................         24,346       0.00
  INSURANCE--MULTI-LINE,
  PROPERTY & CASUALTY ..............     54,291,904       2.81
  LEISURE TIME .....................     20,782,387       1.07
  MACHINERY ........................     17,190,671       0.89
  METALS--ALUMINUM .................      3,346,087       0.17
  METALS--GOLD .....................      4,781,127       0.25
  METALS--STEEL ....................      7,177,811       0.37
  OFFICE EQUIPMENT .................     69,786,520       3.61
  PAPER ............................     19,624,081       1.01
  PETROLEUM--
  EXPLORATION & PRODUCTION .........     19,409,993       1.00
  PETROLEUM--SERVICE ...............     39,704,593       2.05
  PROPERTY--REAL ESTATE ............      5,319,275       0.27
  PUBLISHING--NEWSPAPER ............     16,866,948       0.87
  PUBLISHING--OTHER ................     11,935,705       0.62
  RAILROAD .........................     14,145,300       0.73
  RESTAURANTS & HOTELS .............     14,057,430       0.73
  RETAIL--FOOD .....................      5,488,475       0.28
  RETAIL--GENERAL MERCHANDISE ......     36,697,689       1.90
  TEXTILE & APPAREL ................      7,998,175       0.41
  TRUCKERS & SHIPPING ..............      4,000,912       0.21
  UTILITIES--ELECTRIC ..............     26,954,310       1.40
  UTILITIES--GAS & PIPELINE ........     28,273,724       1.47
  UTILITIES--TELEPHONE .............     80,016,388       4.15
                                      -------------     ------
TOTAL COMMON STOCK
 (COST $632,268,240) ...............  1,167,790,102      60.37
                                      -------------     ------
SHORT TERM INVESTMENTS
 COMMERCIAL PAPER ..................     35,179,407       1.82
 U.S. GOVERNMENT & AGENCIES ........      3,971,564       0.21
                                      -------------     ------
TOTAL SHORT TERM INVESTMENTS
 (COST $39,157,415) ................     39,150,971       2.03
                                      -------------     ------
    ROUNDING .......................             83       0.00
                                      -------------     ------
TOTAL PORTFOLIO
 (COST $1,409,660,374) .............  1,947,830,915     100.70
                                      -------------     ------
    OTHER ASSETS & LIABILITIES, NET     (13,480,852)     (0.70)
                                      -------------     ------
NET ASSETS .........................$ 1,934,350,063     100.00%
                                    ===============     ======


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
           STATEMENT OF INVESTMENTS--SOCIAL CHOICE ACCOUNT (UNAUDITED)
                                  JUNE 30, 1997

  PRINCIPAL                                               VALUE
  ---------                                               -----
              BONDS--38.30%
               CORPORATE BONDS--10.33%
                AIR TRANSPORTATION--0.14%
                 DELTA AIRLINES, INC SERIES 1992-B1
                  (PASS-THRU CERT)
$2,498,262         8.270%,  09/23/07 ..............$   2,640,563
                                                   -------------
                BANKS--2.71%
                 BANC ONE CORP (MEDIUM TERM NOTE)
 5,000,000         7.000%,  03/25/02 ..............    5,033,000
                 BANKAMERICA CORP
                  (SUBORDINATED NOTE)
 2,000,000         9.750%,  07/01/00 ..............    2,168,180
                 BANKERS TRUST NEW YORK CORP NOTE
 5,000,000         6.750%,  10/03/01 ..............    4,996,900
                 BARNETT BANK, INC (MEDIUM TERM NOTE)
 4,000,000         6.250%,  07/28/98 ..............    4,006,200
                 CAPITAL ONE BANK (SR NOTE)
 5,000,000         7.200%,  07/19/99 ..............    5,058,600
                 CHASE MANHATTAN CORP NEW
                  (SUBORDINATED NOTE)
 5,000,000         8.500%,  02/15/02 ..............    5,326,800
                 CHASE MANHATTAN AUTO OWNER
                  TRUST SERIES 1997-A (CLASS A-4)
                  (ASSET BACKED CERT)
 5,000,000         6.400%,  07/16/01 ..............    5,000,586
                 EQUICREDIT HOME EQUITY LOAN
                  TRUST SERIES  1996-3 (CLASS A4)
                  (ASSET BACKED CERT)
 3,000,000         6.700%,  06/15/08 ..............    3,003,750
                 FLEET MORTGAGE GROUP, INC NOTE
 1,200,000         6.500%,  09/15/99 ..............    1,201,056
                 NATIONSBANK CORP (ASSET BACKED CERT)
 2,885,110         6.125%,  07/15/99 ..............    2,890,505
                 NATIONSBANK CREDIT CARD  MASTER
                  TRUST SERIES 1993-2 (CLASS A)
                  (ASSET BACKED CERT)
 3,000,000         6.000%,  12/15/05 ..............    2,878,110
                 UCFCM SERIES 1997-2B1 (SUBORDINATED DEB)
                  (ASSET BACKED CERT)
 6,000,000         7.370%,  02/15/18 ..............    5,957,812
                ^WACH0VIA CAPITAL TRUST DEB
 5,000,000         7.965%,  06/01/27 ..............    4,985,510
                                                   -------------
                                                      52,507,009
                                                   -------------
                BROADCASTERS--0.63%
                 BLOCKBUSTER ENTERTAINMENT CORP
                  (SR NOTE)
 3,000,000         6.625%,  02/15/98 ..............    3,002,490
                 CONTINENTAL CABLEVISION (SR NOTE)
 5,000,000         8.300%,  05/15/06 ..............    5,301,900
                 COX COMMUNICIATIONS, INC
                  (CLASS A) NOTE
 3,500,000         8.700%,  06/15/99 ..............    3,643,535
                 VIACOM INTERNATIONAL, INC
                  (SUBORDINATED DEB)
   205,000         8.000%,  07/07/06 ..............      198,850
                                                   -------------
                                                      12,146,775
                                                   -------------
                BUSINESS SERVICES--0.05%
                 DELUXE CORP DEB
 1,000,000         8.550%,  02/15/01 ..............    1,052,930
                                                   -------------
                CHEMICAL--SPECIALTY--0.27%
                 LYONDELL PETROCHEMICAL CO NOTE
 5,000,000         10.000%,  06/01/99 .............    5,312,400
                                                   -------------
                COMMUNICATION EQUIPMENT &
                 SERVICES--0.26%
                 360 COMMUNICATIONS CO (SR NOTE)
 5,000,000         7.600%,  04/01/09 ..............    5,000,200
                                                   -------------
                FINANCIAL--MISCELLANEOUS--2.04%
                 ADVANTA MORTGAGE LOAN TRUST
                  SERIES 1997-1 (CLASS A-2)
                  (ASSET BACKED CERT)
 5,000,000         7.100%,  04/25/20 ..............    5,031,250
                 AMERICAN EXPRESS MASTER TRUST
                  SERIES 1994-2 (CLASS A)
                  (ASSET BACKED CERT)
 3,125,000         7.600%,  08/15/02 ..............    3,224,593
                 CITIBANK CREDIT CARD MASTER TRUST
                  SERIES 1997-2 (CLASS B)
                  (ASSET BACKED CERT)
 3,000,000         6.700%,  02/15/04 ..............    2,986,860
                 DEAN WITTER DISCOVERY & CO NOTE
 5,000,000         6.875%,  03/01/03 ..............    4,993,800
                 DISCOVER CARD TRUST SERIES 1993-B
                  (ASSET BACKED CERT)
 3,000,000         6.750%,  02/16/02 ..............    3,010,290
                 FLEETWOOD CREDIT 1993-B GRANTOR
                  TRUST (CLASS A) (ASSET BACKED CERT)
 3,365,233         4.950%,  08/15/08 ..............    3,251,656
                 HOUSEHOLD INTERNATIONAL
                  NETHERLANDS BV (SR NOTE)
 4,000,000         5.250%,  10/15/98 ..............    3,950,960
                 MORGAN STANLEY GROUP, INC (SR NOTE)
 5,000,000         9.750%,  02/15/03 ..............    5,279,650
                 SMITH BARNEY HOLDINGS NOTE
 5,000,000         7.000%,  03/15/04 ..............    5,004,100
                 STANDARD CREDIT CARD MASTER TRUST
                  SERIES 1991-6 (CLASS B)
                  (ASSET BACKED CERT)
 2,570,000         8.350%,  01/07/00 ..............    2,639,055
                                                   -------------
                                                      39,372,214
                                                   -------------
                FOODS--0.36%
                 CAMPBELL SOUP CO NOTE
 2,000,000         5.625%,  09/15/03 ..............    1,859,900
                 SYSCO CORP NOTE
 5,000,000         7.250%,  04/15/07 ..............    5,102,350
                                                   -------------
                                                       6,962,250
                                                   -------------
                HEALTHCARE--DRUGS--0.26%
                 MERCK & CO, INC (MEDUIM TERM NOTE)
 5,000,000         5.760%,  05/03/37 ..............    5,050,950
                                                   -------------
                HEALTHCARE--HOSPITAL SUPPLY--0.16%
                 TENET HEALTHCARE CORP (SR NOTE)
 3,000,000         8.000%,  01/15/05 ..............    3,007,500
                                                   -------------
                HEALTHCARE--OTHER--0.26%
                 SERVICE CORP INTERNATIONAL NOTE
 5,000,000         7.375%,  04/15/04 ..............    5,123,800
                                                   -------------

                       See notes to financial statements.

                INSURANCE--LIFE--0.15%
                ^HANCOCK (JOHN) MUTUAL LIFE
                  INSURANCE CO (SURPLUS NOTE)
$3,000,000         7.375%,  02/15/24 ............... $ 2,859,840
                                                     -----------
                INSURANCE--MULTI-LINE, PROPERTY &
                 CASUALTY--0.18%
                 CHUBB CAPITAL CORP NOTE
 1,500,000         6.875%,  02/01/03 ...............   1,501,665
                 TRAVELERS CAPITAL CORP DEB
 2,000,000         7.750%,  12/01/36 ...............   1,940,080
                                                     -----------
                                                       3,441,745
                                                     -----------
                OFFICE EQUIPMENT--0.26%
                ^XEROX CAPTIAL TRUST DEB
 5,000,000         8.000%,  02/01/27 ...............   5,014,900
                                                     -----------
                PUBLISHING--OTHER--0.25%
                ^TIME WARNER SERIES (PASS-THRU CERT)
 5,000,000         6.100%,  12/30/01 ...............   4,789,400
                                                     -----------

                RAILROAD--0.16%
                 NORFOLK SOUTHERN CORP NOTE
 3,000,000         6.950%,  05/01/02 ...............   3,017,490
                                                     -----------

                RETAIL--FOOD--0.11%
                 KROGER CO (SUBORDINATED NOTE)
 2,000,000         10.000%,  05/01/99 ..............   2,112,500
                                                     -----------

                RETAIL--GENERAL MERCHANDISE--0.93%
                 DILLIARD DEPARTMENT STORES, INC NOTE
 2,000,000         7.150%,  09/01/02 ...............   2,027,500
                 MAY DEPARTMENT STORES CO NOTE
 3,000,000         7.150%,  08/15/04 ...............   3,025,650
                 SEARS ROEBUCK ACCEPTANCE CORP
                  (MEDIUM TERM NOTE)
 5,000,000         6.990%,  09/30/02 ...............   5,013,650
                 WAL-MART STORES, INC DEB
 5,500,000         9.100%,  07/15/00 ...............   5,885,770
                 WAL-MART STORES, INC DEB
 2,000,000         7.250%,  06/01/13 ...............   2,009,160
                                                     -----------
                                                      17,961,730
                                                     -----------
                UTILITIES--ELECTRIC--0.33%
                 IDAHO POWER CO (FIRST MTGE BOND)
 1,000,000         8.650%,  01/01/00 ...............   1,046,390
                 PUGET SOUND POWER & LIGHT CO
                  (MEDIUM TERM NOTE)
 5,000,000         8.060%,  06/19/06 ...............   5,295,500
                                                     -----------
                                                       6,341,890
                                                     -----------
                UTILITIES--GAS & PIPELINE--0.25%
                 EL PASO NATURAL GAS CO NOTE
 5,000,000         6.750%,  11/15/03 ...............   4,935,650
                                                     -----------
                UTILITIES--TELEPHONE--0.57%
                 NEW YORK TELEPHONE CO DEB
 3,000,000         7.250%,  02/15/24 ...............   2,847,720
                 SOUTHWESTERN BELL TELEPHONE CO NOTE
 3,000,000         6.250%,  10/15/02 ...............   2,939,550
                 US WEST CAPITAL FUNDING, INC
                  (GUARANTEED NOTE)
 3,000,000         6.950%,  01/15/37 ...............   2,993,430
                 US WEST COMMUNICATIONS, INC NOTE
 2,500,000         6.125%,  11/15/05 ...............   2,364,700
                                                     -----------
                                                      11,145,400
                                                     -----------
                TOTAL CORPORATE BONDS
                (COST $199,984,301) ................ 199,797,136
                                                    ------------
               GOVERNMENT BONDS--27.97%
                AGENCY SECURITIES--1.87%
                 FEDERAL FARM CREDIT BANK
 3,000,000         6.440%,  11/05/99 ...............   2,992,020
                 FEDERAL HOME LOAN MORTGAGE CORP
                  (FHLMC)
 5,000,000         7.090%,  11/24/06 ...............   4,910,150
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
 3,000,000         6.670%,  09/05/00 ...............   2,990,610
 2,000,000         6.375%,  10/13/00 ...............   1,975,620
 1,000,000         8.250%,  12/18/00 ...............   1,053,910
 9,000,000         7.875%,  02/24/05 ...............   9,634,230
 8,000,000         5.800%,  02/22/06 ...............   7,442,480
 1,000,000         7.400%,  07/01/04 ...............   1,042,340
                 U.S. S.B.A. SERIES 1997-A
                  (PASS-THRU CERT)
 4,000,000         7.380%,  03/10/07 ...............   4,041,250
                                                    -------------
                                                      36,082,610
                                                    -------------
                MORTGAGE BACKED SECURITIES--11.72%
                 FEDERAL HOME LOAN MORTGAGE
                  ASSOCIATION
 2,045,000         6.000%,  10/15/10 ...............   2,039,887
 4,492,112         6.000%,  03/01/11 ...............   4,341,895
 1,337,508         7.000%,  05/01/23 ...............   1,320,789
 4,291,713         7.500%,  02/01/24 ...............   4,330,595
 4,901,370         6.500%,  04/01/26 ...............   4,700,707
 5,847,624         7.500%,  04/01/26 ...............   5,879,610
 3,000,000         8.000%,  07/01/27 ...............   3,070,312
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION
10,452,052         7.000%,  04/01/12 ...............  10,429,162
 4,431,319         6.000%,  12/01/02 ...............   4,320,403
 6,550,000         6.500%,  08/25/03 ...............   6,550,000
   645,163         8.500%,  02/01/05 ...............     660,279
 6,465,340         6.500%,  05/01/11 ...............   6,346,118
 1,843,866         7.500%,  06/01/11 ...............   1,872,667
 1,556,061         8.000%,  06/01/11 ...............   1,600,797
 1,797,633         8.000%,  07/01/11 ...............   1,849,314
   439,150         7.500%,  08/01/11 ...............     445,460
   720,535         7.500%,  09/01/11 ...............     730,888
 1,660,740         7.500%,  10/01/11 ...............   1,684,603
 6,410,345         6.500%,  12/01/23 ...............   6,169,957
 3,000,000         7.000%,  03/18/24 ...............   2,932,031
 9,354,641         8.500%,  12/01/24 ...............   9,756,609
 4,258,423         9.000%,  04/01/25 ...............   4,500,599
   717,051         9.000%,  06/01/25 ...............     757,829
 4,389,389         7.500%,  09/01/25 ...............   4,405,849
 8,481,955         6.500%,  06/01/26 ...............   8,118,842
13,500,000         7.000%,  07/01/27 ...............  13,225,781
10,300,000         8.000%,  07/01/27 ...............  10,528,531


                       See notes to financial statements.

PRINCIPAL                                                VALUE
---------                                                -----
                MORTGAGE BACKED SECURITIES--(CONTINUED)
                 GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION
$  774,955         8.500%,  09/15/09 ...............  $  807,642
   676,106         8.500%,  10/15/09 ...............     704,624
 4,575,845         9.000%,  12/15/09 ...............   4,884,668
   565,927         8.500%,  12/15/09 ...............     589,797
 4,380,161         9.000%,  12/15/17 ...............   4,703,154
   459,911         9.000%,  03/15/20 ...............     491,884
   263,294         9.000%,  08/15/20 ...............     281,598
 4,618,438         7.000%,  03/20/22 ...............   4,743,274
 4,278,851         8.000%,  06/15/22 ...............   4,404,478
 4,854,917         7.125%,  07/20/22 ...............   5,005,128
 4,844,865         6.875%,  10/20/22 ...............   4,977,323
 4,496,868         7.000%,  02/20/23 ...............   4,621,251
 4,642,448         7.125%,  07/20/23 ...............   4,767,933
 6,367,765         7.000%,  10/15/23 ...............   6,284,219
 2,476,421         7.000%,  11/15/23 ...............   2,443,930
 6,800,395         6.875%,  12/20/23 ...............   6,961,904
 3,978,349         7.125%,  05/20/24 ...............   4,097,699
 1,461,777         8.000%,  06/15/24 ...............   1,498,759
 7,376,523         7.000%,  09/15/24 ...............   7,279,743
   610,484         9.000%,  01/15/25 ...............     645,580
 1,722,764         8.000%,  08/15/25 ...............   1,763,662
 6,540,452         7.500%,  12/15/25 ...............   6,562,885
 9,864,259         7.500%,  05/15/26 ...............   9,891,977
 2,516,608         7.000%,  03/20/27 ...............   2,459,959
 4,942,952         5.500%,  04/20/27 ...............   4,905,088
 2,493,320         7.000%,  04/20/27 ...............   2,437,195

                 MORTGAGE CAPITAL FUNDING, INC
                  SERIES 1996-MC-2 (CLASS A-3)
 5,639,783         7.008%,  09/20/06 ...............   5,717,109
                 RESOLUTION TRUST CORP SERIES
                  1992-8 (CLASS A-2) (MTGE PASS-
                  THROUGH CERT)
   162,008         8.250%,  12/25/26 ...............     160,896
                                                    ------------
                                                     226,662,873
                                                    ------------

                U.S. TREASURY SECURITIES--14.38%
                 U.S. TREASURY BOND
35,000,000       * 7.500%,  11/15/16 ...............  37,400,650
31,000,000         8.500%,  02/15/20 ...............  36,725,390
 8,000,000         6.500%,  11/15/26 ...............   7,672,480
20,000,000         6.625%,  02/15/27 ...............  19,568,800
                 U.S. TREASURY NOTE
31,500,000         6.750%,  05/31/99 ...............  31,864,140
14,000,000       * 6.875%,  07/31/99 ...............  14,203,420
15,000,000       * 7.750%,  01/31/00 ...............  15,546,150
30,000,000         6.250%,  05/31/00 ...............  30,014,100
25,000,000         6.375%,  03/31/01 ...............  25,035,250
17,000,000       * 7.500%,  11/15/01 ...............  17,714,510
 5,000,000         6.500%,  05/31/02 ...............   5,020,300
15,000,000         6.500%,  08/15/05 ...............  14,957,850
17,000,000       * 5.875%,  11/15/05 ...............  16,264,240
 6,500,000         6.250%,  02/15/07 ...............   6,359,860
                                                    ------------
                                                     278,347,140
                                                    ------------
                TOTAL GOVERNMENT BONDS
                 (COST $538,250,418) ............... 541,092,623
                                                    ------------
              TOTAL BONDS
               (COST $738,234,719) ................. 740,889,759
                                                    ------------



SHARES
------        COMMON STOCK--60.37%
                AIR TRANSPORTATION--0.62%
    44,700      oAMR CORP ..........................   4,134,750
    63,900       DELTA AIRLINES, INC ...............   5,239,800
    44,250       SOUTHWEST AIRLINES CO .............   1,144,968
    20,300      oUAL CORP NEW ......................   1,452,718
     1,200      oUS AIRWAYS GROUP, INC .............      42,000
                                                     -----------
                                                      12,014,236
                                                     -----------
                AUTOMOTIVE & RELATED--0.89%
    24,100       BANDAG, INC .......................   1,180,900
    30,600       CUMMINS ENGINE CO, INC ............   2,159,212
   124,400       ECHLIN, INC .......................   4,478,400
    23,500       FEDERAL-MOGUL CORP ................     822,500
   191,850       GENUINE PARTS CO ..................   6,498,918
    46,800       GRACO, INC ........................   1,409,850
    22,000       MODINE MANUFACTURING CO ...........     654,500
                                                     -----------
                                                      17,204,280
                                                     -----------
                BANKS--5.53%
   136,565       BANC ONE CORP .....................   6,614,867
    44,800       BANK OF NEW YORK CO, INC ..........   1,948,800
   226,200       BANKAMERICA CORP ..................  14,604,037
    13,600       BANKERS TRUST NEW YORK CORP .......   1,183,200
    39,800       BARNETT BANKS, INC ................   2,089,500
   101,800       CHASE MANHATTAN CORP NEW ..........   9,880,962
   103,491       CITICORP CO .......................  12,477,133
    38,200       CORESTATES FINANCIAL CORP .........   2,053,250
    82,140       FIRST CHICAGO NBD CORP ............   4,969,470
    76,740       FIRST UNION CORP ..................   7,098,450
    55,167       FLEET FINANCIAL GROUP, INC ........   3,489,312
     3,400       KEYCORP ...........................     189,975
    77,500       MORGAN (J.P.) & CO, INC ...........   8,089,062
   148,372       NATIONSBANK CORP ..................   9,569,994
    88,600       NORWEST CORP ......................   4,983,750
   104,600       PNC BANK CORP .....................   4,353,975
    99,000       SUNTRUST BANKS, INC ...............   5,451,187
     1,100       U.S. BANCORP ......................      70,537
    58,400       WACHOVIA CORP .....................   3,405,450
    16,824       WELLS FARGO & CO ..................   4,534,068
                                                    ------------
                                                     107,056,979
                                                    ------------
                BEVERAGES--1.88%
   538,300       COCA COLA CO ......................  36,335,250
                                                    ------------

                BROADCASTERS--0.31%
     6,300       COMCAST CORP (CLASS A) ............     131,906
    15,650       COMCAST CORP (CLASS A) SPECIAL ....     334,518
    40,912      oLIBERTY MEDIA GROUP (CLASS A) .....     971,660
    13,320      oTCI SATELLITE ENTERTAINMENT (CLASS A)   104,895
   146,800      oTELE-COMMUNICATIONS, INC (CLASS A)    2,183,650
    76,931      oVIACOM, INC (CLASS B) .............   2,307,930
     5,873      oVIACOM, INC (CLASS B) WTS 07/07/97.          22
     3,523      oVIACOM, INC (CLASS B) WTS 07/07/99.       4,183
                                                    ------------
                                                       6,038,764
                                                    ------------
                BUSINESS SERVICES--0.34%
    32,900      oACNEILSEN CORP .....................    645,662
    98,700       COGNIZANT CORP .....................  3,997,350
    12,600       DELUXE CORP ........................    429,975
    10,462       DIEBOLD, INC .......................    408,018
    48,400       SENSORMATIC ELECTRONICS CORP .......    623,150
    13,400      oSERVICE CORP INT'L .................    440,525
                                                    ------------
                                                       6,544,680
                                                    ------------

                       See notes to financial statements.

                CHEMICALS--MAJOR--0.83%
    94,600       AIR PRODUCTS & CHEMICALS, INC ... $   7,686,250
   148,600       PRAXAIR, INC ....................     8,321,600
                                                   -------------
                                                      16,007,850
                                                   -------------
                CHEMICALS--SPECIALTY--0.95%
    26,900       BETZDEARBORN, INC ...............     1,775,400
    18,546       FULLER (H.B.) CO ................     1,020,030
   104,400       LYONDELL PETROCHEMICAL CO .......     2,277,225
    54,500       MALLINCKRODT, INC ...............     2,071,000
    70,700       NALCO CHEMICAL CORP .............     2,730,787
     9,000       NCH CORP ........................       562,500
    11,500       RAYCHEM CORP ....................       855,312
    80,462       SCHULMAN (A.), INC ..............     1,981,376
   108,200       SIGMA ALDRICH CORP ..............     3,793,762
    22,900       WD-40 CO ........................     1,374,000
                                                   -------------
                                                      18,441,392
                                                   -------------
                COMMUNICATION EQUIPMENT &
                 SERVICES--0.61%
    15,900      o360 COMMUNICATIONS CO ...........       272,287
   107,082      oAIRTOUCH COMMUNICATIONS, INC ....     2,931,369
   118,900      oCISCO SYSTEMS, INC ..............     7,981,162
    12,200      oDSC COMMUNICATIONS CORP .........       271,450
    57,900      oNOVELL, INC .....................       401,681
                                                   -------------
                                                      11,857,949
                                                   -------------
                COMPUTER SERVICE--2.32%
    92,000       AUTOMATIC DATA PROCESSING, INC ..     4,324,000
    67,750       COMPUTER ASSOCIATES
                  INTERNATIONAL, INC .............     3,772,828
    21,840      oIMATION CORP ....................       576,030
   241,600      oMICROSOFT CORP ..................    30,532,200
   114,175      oORACLE CORP .....................     5,751,565
                                                   -------------
                                                      44,956,623
                                                   -------------
                CONGLOMERATES--1.26%
     4,410       MARK IV INDUSTRIES, INC .........       105,840
   220,400       MINNESOTA MINING &
                  MANUFACTURING CO ...............    22,480,800
    70,600       WHITMAN CORP ....................     1,694,400
                                                   -------------
                                                      24,281,040
                                                   -------------
                COSMETICS--1.06%
    68,600       AVON PRODUCTS, INC ..............     4,840,587
   136,200       GILLETTE CO .....................    12,904,950
    55,600       INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC ................     2,807,800
                                                   -------------
                                                      20,553,337
                                                   -------------
                ELECTRICAL EQUIPMENT--0.13%
    33,100       GRAINGER (W.W.), INC ............     2,588,006
                                                   -------------
                ELECTRICAL EQUIPMENT--COMPONENTS
                 DIVERSIFIED--1.81%
    30,800      oADVANCED MICRO DEVICES, INC .....     1,108,800
    24,400       AVNET, INC ......................     1,403,000
    10,350       BALDOR ELECTRIC CO ..............       305,971
   182,600       INTEL CORP ......................    25,894,962
    47,500      oMICRON TECHNOLOGY, INC ..........     1,897,031
    20,116       MOLEX, INC ......................       734,234
    43,500      oNATIONAL SEMICONDUCTOR CORP .....     1,332,187
    78,296      oVISHAY INTERTECHNOLOGY, INC .....     2,265,690
                                                   -------------
                                                      34,941,875
                                                   -------------

                ELECTRICAL EQUIP--INSTRUMENTS--0.17%
    47,200      oAPPLIED MATERIALS, INC ..........     3,342,350
                                                   -------------
                FINANCIAL--MISCELLANEOUS--3.48%
   171,200       AMERICAN EXPRESS CO .............    12,754,400
     3,100       BENEFICIAL CORP .................       220,293
   162,000       FEDERAL HOME LOAN MORTGAGE CORP .     5,568,750
   353,600       FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION ....................    15,425,800
    84,454       GREAT WESTERN FINANCIAL CORP ....     4,539,402
    12,800       H.F. AHMANSON & CO ..............       550,400
    24,842       HOUSEHOLD INTERNATIONAL, INC ....     2,917,382
    55,200       MBNA CORP .......................     2,021,700
   164,200       MERRILL LYNCH & CO, INC .........     9,790,425
   250,048       MORGAN STANLEY, DEAN WITTER,
                  DISCOVER .......................    10,767,692
    21,400       STUDENT LOAN MARKETING ASSOCIATION    2,717,800
                                                   -------------
                                                      67,274,044
                                                   -------------
                FOODS--2.74%
   228,200       CAMPBELL SOUP CO ................    11,410,000
    74,400       CPC INTERNATIONAL, INC ..........     6,868,050
   102,000       GENERAL MILLS, INC ..............     6,642,750
   155,850       HEINZ (H.J.) CO .................     7,188,581
   105,200       HERSHEY FOODS CORP ..............     5,818,875
    74,200       KELLOGG CO ......................     6,353,375
     5,800       MCCORMICK & CO, INC (NON-VTG) ...       146,450
   107,600       QUAKER OATS CO ..................     4,828,550
    56,000       WRIGLEY (WM) JR CO ..............     3,752,000
                                                   -------------
                                                      53,008,631
                                                   -------------
                HEALTHCARE--DRUGS--3.35%
    38,300       ALLERGAN, INC ...................     1,218,418
    48,100      oALZA CORP .......................     1,394,900
     6,680      oALZA CORP WTS 12/31/99 ..........         1,043
    77,400      oAMGEN, INC ......................     4,498,875
    12,402       BERGEN BRUNSWIG CORP (CLASS A) ..       345,705
    24,600      oFOREST LABORATORIES, INC ........     1,019,362
    36,800      oGENZYME CORP (GENERAL DIVISION) .     1,021,200
     2,484      oGENZYME CORP
                  (TISSUE REPAIR DIVISION) .......        25,150
    23,400      oIVAX CORP .......................       261,787
   351,100       MERCK & CO, INC .................    36,338,850
    34,500       MYLAN LABORATORIES, INC .........       508,875
   379,600       SCHERING-PLOUGH CORP ............    18,173,350
     6,680      oTHERAPEUTIC DISCOVERY CORP
                  (CLASS A) ......................        74,315
                                                   -------------
                                                      64,881,830
                                                   -------------
                HEALTHCARE--HOSPITAL SUPPLY--0.23%
    56,400       MCKESSON CORP ...................     4,371,000
                                                   -------------
                HEALTHCARE--OTHER--2.26%
    25,600       BAUSCH & LOMB, INC ..............     1,206,400
   218,800       BECTON DICKINSON & CO ...........    11,076,750
     6,500      oBIOMET, INC .....................       121,062
    28,600       HILLENBRAND INDUSTRIES, INC .....     1,358,500
   377,000       JOHNSON & JOHNSON CO ............    24,269,375
    65,000       MEDTRONIC, INC ..................     5,265,000
    12,900      oST. JUDE MEDICAL, INC ...........       503,100
                                                   -------------
                                                      43,800,187
                                                   -------------
                HEALTHCARE--SERVICE--0.48%
   186,055       COLUMBIA/HCA HEALTHCARE CORP ....     7,314,287
    11,700      oHUMANA, INC .....................       270,562
    59,000      oTENET HEALTHCARE CORP ...........     1,744,187
                                                   -------------
                                                       9,329,036
                                                   -------------
                HOUSEHOLD--DURABLE GOODS--0.31%
    65,400       NEWELL COS, INC .................     2,591,475
    63,400       WHIRLPOOL CORP ..................     3,459,262
                                                   -------------
                                                       6,050,737
                                                   -------------

                       See notes to financial statements.

SHARES                                                 VALUE
------                                                 -----
                HOUSEHOLD--PRODUCTS--2.51%
    66,100       CLOROX CO ........................  $ 8,725,200
   120,200       COLGATE PALMOLIVE CO .............    7,843,050
   206,800       PROCTER & GAMBLE CO ..............   29,210,500
    90,300       RUBBERMAID, INC ..................    2,686,425
                                                   -------------
                                                      48,465,175
                                                   -------------
                INSURANCE--BROKERS & OTHER--0.03%
     8,000      oMARSH & MCLENNAN COS, INC ........      571,000
                                                   -------------
                INSURANCE--LIFE--0.00%
       658       CONSECO, INC .....................       24,346
                                                   -------------
                INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--2.81%
    97,153       ALLSTATE CORP ....................    7,092,169
   193,030       AMERICAN INTERNATIONAL GROUP, INC    28,833,856
    49,700       CHUBB CORP .......................    3,323,687
     1,300       CIGNA CORP .......................      230,750
     3,500      oCNA FINANCIAL CORP ...............      369,031
    14,900       GENERAL REINSURANCE CORP .........    2,711,800
     1,400       SAFECO CORP ......................       65,362
    25,000       TRANSAMERICA CORP ................    2,339,062
   147,888       TRAVELERS GROUP, INC .............    9,326,187
                                                   -------------
                                                      54,291,904
                                                   -------------
                LEISURE TIME--1.07%
   194,475       DISNEY (WALT) CO .................   15,606,618
    57,900       HASBRO, INC ......................    1,642,912
   104,291       MATTEL, INC ......................    3,532,857
                                                   -------------
                                                      20,782,387
                                                   -------------
                MACHINERY--0.89%
   106,200       DEERE & CO .......................    5,827,725
   112,000       ILLINOIS TOOL WORKS, INC .........    5,593,000
    87,500       KEYSTONE INTERNATIONAL, INC ......    3,035,156
    25,900       NORDSON CORP .....................    1,664,075
    30,108       TIMKEN CO ........................    1,070,715
                                                   -------------
                                                      17,190,671
                                                   -------------
                METALS--ALUMINUM--0.17%
    88,200      oALUMAX, INC ......................    3,346,087
                                                   -------------
                METALS--GOLD--0.25%
   122,593       NEWMONT MINING CORP ..............    4,781,127
                                                   -------------
                METALS--STEEL--0.37%
    27,600       BIRMINGHAM STEEL CORP ............      427,800
    45,750       HANNA (M.A.) CO ..................    1,318,171
    64,100       NUCOR CORP .......................    3,621,650
    98,850       WORTHINGTON INDUSTRIES, INC ......    1,810,190
                                                   -------------
                                                       7,177,811
                                                   -------------
                OFFICE EQUIPMENT--3.61%
    48,300      oAPPLE COMPUTER, INC ..............      688,275
    92,000       AVERY DENNISON CORP ..............    3,691,500
    68,900      oCOMPAQ COMPUTER CORP .............    6,838,325
   262,200       HEWLETT-PACKARD CO ...............   14,683,200
    50,900       IKON OFFICE SOLUTIONS, INC .......    1,269,318
   271,800       INTERNATIONAL BUSINESS MACHINES CORP 24,512,962
    54,900       PITNEY BOWES, INC ................    3,815,550
    54,300      oSUN MICROSYSTEMS, INC ............    2,020,978
    84,200      oTANDEM COMPUTERS, INC ............    1,705,050
   133,900       XEROX CORP .......................   10,561,362
                                                   -------------
                                                      69,786,520
                                                   -------------
                PAPER--1.01%
   149,400       CONSOLIDATED PAPERS, INC .........    8,067,600
   135,500       SONOCO PRODUCTS CO ...............    4,124,281
   140,500       UNION CAMP CORP ..................    7,025,000
    25,450       UNISOURCE WORLDWIDE, INC .........      407,200
                                                   -------------
                                                      19,624,081
                                                   -------------
                PETROLEUM--
                 EXPLORATION & PRODUCTION--1.00%
    56,800       ANADARKO PETROLEUM CORP ..........    3,408,000
    41,500       APACHE CORP ......................    1,348,750
    60,200       MITCHELL ENERGY & DEVELOPMENT
                  CORP (CLASS B) ..................    1,286,775
   109,100       MURPHY OIL CORP ..................    5,318,625
    78,200       NOBLE AFFILIATES, INC ............    3,025,362
   164,400      oORYX ENERGY CO ...................    3,472,950
   105,500      oSANTA FE ENERGY RESOURCES, INC ...    1,549,531
                                                   -------------
                                                      19,409,993
                                                   -------------
                PETROLEUM--SERVICE--2.05%
    63,000      oBJ SERVICES CO ...................    3,378,375
    40,300       CABOT CORP .......................    1,143,512
   107,900       DRESSER INDUSTRIES, INC ..........    4,019,275
     5,775      oENSCO INTERNATIONAL, INC .........      304,631
    81,700       HELMERICH & PAYNE, INC ...........    4,707,962
   102,900      oNABORS INDUSTRIES, INC ...........    2,572,500
    97,800      oNOBLE DRILLING CORP ..............    2,206,612
   192,700      oPARKER DRILLING CO ...............    2,143,787
   123,900      oROWAN COS, INC ...................    3,492,431
   131,000      oSMITH INTERNATIONAL, INC .........    7,958,250
    32,200       TRANSOCEAN OFFSHORE, INC (U.S.) ..    2,338,525
    47,658      oWEATHERFORD ENTERRA, INC .........    1,834,833
    49,200      oWESTERN ATLAS, INC ...............    3,603,900
                                                   -------------
                                                      39,704,593
                                                   -------------
                PROPERTY--REAL ESTATE--0.27%
   125,900       WEINGARTEN REALTY INVESTORS, INC .    5,319,275
                                                   -------------
                PUBLISHING--NEWSPAPER--0.87%
    55,745      oCOX COMMUNICATIONS, INC (CLASS A)
                  NEW .............................    1,337,880
    41,000       DOW JONES & CO, INC ..............    1,647,687
    77,700       GANNETT CO, INC ..................    7,672,875
    11,300       KNIGHT-RIDDER, INC ...............      554,406
    13,100       NEW YORK TIMES CO (CLASS A) ......      648,450
    90,600       TIMES MIRROR CO SERIES A .........    5,005,650
                                                   -------------
                                                      16,866,948
                                                   -------------
                PUBLISHING--OTHER--0.62%
    59,100       DUN & BRADSTREET CORP ............    1,551,375
    46,600       MCGRAW HILL COS, INC .............    2,740,662
   158,418       TIME WARNER, INC .................    7,643,668
                                                   -------------
                                                      11,935,705
                                                   -------------
                RAILROAD--0.73%
   140,400       NORFOLK SOUTHERN CORP ............   14,145,300
                                                   -------------
                RESTAURANTS & HOTELS--0.73%
   102,200       DARDEN RESTAURANTS, INC ..........      926,187
   217,100       MCDONALDS CORP ...................   10,488,643
    72,400       SYSCO CORP .......................    2,642,600
                                                   -------------
                                                      14,057,430
                                                   -------------
                RETAIL--FOOD--0.28%
    88,300       ALBERTSONS, INC ..................    3,222,950
    23,800       AMERICAN STORES CO ...............    1,175,125
    37,600      oKROGER CO ........................    1,090,400
                                                   -------------
                                                       5,488,475
                                                   -------------

                       See notes to financial statements.

SHARES                                                   VALUE
------                                                   -----

                RETAIL--GENERAL MERCHANDISE--1.90%
     1,300       CVS CORP ...........................$    66,625
     1,000      oFEDERATED DEPARTMENT STORES, INC ...     34,750
     4,200       GAP, INC ...........................    163,275
    58,900       HOME DEPOT, INC ....................  4,060,418
   148,600      oK MART CORP ........................  1,820,350
    16,806       LIMITED, INC .......................    340,321
    33,600       MAY DEPARTMENT STORES CO ...........  1,587,600
    53,600       PENNEY, (J.C.) CO, INC .............  2,797,250
    20,600       ROUSE CO ...........................    607,700
   104,800       SEARS ROEBUCK & CO .................  5,633,000
     1,000       TANDY CORP .........................     56,000
    45,950      oTOYS R US, INC .....................  1,608,250
   492,000       WAL-MART STORES, INC ............... 16,635,750
    53,600      oWOOLWORTH CORP .....................  1,286,400
                                                   -------------
                                                      36,697,689
                                                   -------------
                TEXTILE & APPAREL--0.41%
    15,800       LIZ CLAIBORNE, INC .................    736,675
   121,200       NIKE, INC (CLASS B) ................  7,075,050
     2,200       VF CORP ............................    186,450
                                                   -------------
                                                       7,998,175
                                                   -------------
                TRUCKERS & SHIPPING--0.21%
    74,400       ARNOLD INDUSTRIES, INC .............  1,264,800
    57,200       CALIBER SYSTEM, INC ................  2,130,700
    21,100       ROADWAY EXPRESS, INC ...............    493,212
     3,400       RYDER SYSTEM, INC ..................    112,200
                                                   -------------
                                                       4,000,912
                                                   -------------
                UTILITIES--ELECTRIC--1.40%
    32,500       IDAHO POWER CO .....................  1,019,687
   104,700       LOUISVILLE GAS & ELECTRIC
                  ENERGY CORP .......................  2,309,943
   118,700       NIPSCO INDUSTRIES, INC .............  4,903,793
    33,000       OGE ENERGY CORP ....................  1,501,500
   137,800       PACIFICORP .........................  3,031,600
   279,800       POTOMAC ELECTRIC POWER CO ..........  6,470,375
   122,800       PUGET SOUND ENERGY, INC ............  3,254,200
   174,600       TECO ENERGY, INC ...................  4,463,212
                                                   -------------
                                                      26,954,310
                                                   -------------
                UTILITIES--GAS & PIPELINE--1.47%
    30,800       BROOKLYN UNION GAS CO ..............    881,650
    20,900       COLUMBIA GAS SYSTEMS, INC ..........  1,363,725
   110,600       CONSOLIDATED NATURAL GAS CO ........  5,951,662
    33,400       EL PASO NATURAL GAS CO .............  1,837,000
    24,600       EQUITABLE RESOURCES, INC ...........    698,025
     1,400      oIONICS, INC ........................     63,700
    18,800       MCN ENERGY GROUP, INC ..............    575,750
    55,700       NICOR, INC .........................  1,998,237
    89,600       PACIFIC ENTERPRISES, INC ...........  3,012,800
     9,200       PEOPLES ENERGY CORP ................    344,425
   134,900       SONAT, INC .........................  6,913,625
   105,900       WILLIAMS COS, INC ..................  4,633,125
                                                   -------------
                                                      28,273,724
                                                   -------------
                UTILITIES--TELEPHONE--4.15%
   162,700       AMERITECH CORP ...................   11,053,431
   166,300       BELL ATLANTIC CORP ...............   12,618,012
   335,000       BELLSOUTH CORP ...................   15,535,625
    89,100       MCI COMMUNICATIONS CORP ..........    3,410,859
   139,300       NYNEX CORP .......................    8,027,162
   262,439       SBC COMMUNICATIONS, INC ..........   16,238,413
    71,500       SPRINT CORP ......................    3,762,687
   162,044       U.S. WEST COMMUNICATIONS GROUP, INC   6,107,033
   161,144      oU.S. WEST MEDIA GROUP, INC .......    3,263,166
                                                   -------------
                                                      80,016,388
                                                   -------------
               TOTAL COMMON STOCK
                (COST $632,268,240) ...............1,167,790,102
                                                   -------------
  PRINCIPAL
  ---------

               SHORT TERM INVESTMENTS--2.03%
                COMMERCIAL PAPER--1.82%
                 CONAGRA, INC
$2,102,000         5.800%,  07/01/97 ..............    2,101,602
 5,030,000         5.720%,  07/14/97 ..............    5,018,772
                 COX COMMUNICATIONS, INC
 6,712,000         5.770%,  07/14/97 ..............    6,697,017
                 MERRILL LYNCH & CO, INC
 4,770,000         6.200%,  07/01/97 ..............    4,769,138
                 SONAT, INC
10,000,000         5.730%,  07/14/97 ..............    9,977,678
                 WHIRLPOOL FINANCE
 6,630,000         5.740%,  07/14/97 ..............    6,615,200
                                                  --------------
                                                      35,179,407
                                                  --------------
                U.S. GOVERNMENT & AGENCIES--0.21%
                 FEDERAL HOME LOAN MORTGAGE CORP
 3,980,000         5.410%,  07/14/97 ..............    3,971,564
                                                  --------------
                TOTAL SHORT TERM INVESTMENTS
                 (COST $39,157,415) ...............   39,150,971
                                                  --------------
                   ROUNDING........................           83
                                                  --------------
                TOTAL PORTFOLIO
               (COST $1,409,660,374)..............$1,947,830,915
                                                  ==============


----------
o Non-income producing.
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.
^ Security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers. At 06/30/97, the value of these securities amounted to $17,649,650 or .91% of net assets.

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
          STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT (UNAUDITED)
                                  JUNE 30, 1997

                               SUMMARY BY INDUSTRY

                                              VALUE         %
                                             --------     -----
BONDS
 CORPORATE BONDS
  BANKS ...............................  $      30,088    0.00%
  BROADCASTERS ........................         86,330    0.00
  INSURANCE--LIFE .....................     13,597,875    0.27
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY ...............        101,180    0.00
  METALS--STEEL .......................         96,619    0.00
                                         -------------  ------
 TOTAL CORPORATE BONDS
  (COST $14,138,487) ..................     13,912,092    0.27
                                         -------------  ------
TOTAL BONDS
 (COST $14,138,487) ...................     13,912,092    0.27
                                         -------------  ------
 PREFERRED STOCK
  AUTOMOTIVE & RELATED ................      4,686,295    0.09
  BUSINESS SERVICES ...................      1,591,669    0.03
  COMMUNICATION EQUIPMENT & SERVICES ..      1,859,514    0.04
  HEALTHCARE--SERVICE .................         95,062    0.00
  MACHINERY ...........................        178,698    0.00
  PUBLISHING--NEWSPAPE ................      1,189,836    0.03
  UTILITIES--ELECTRIC .................      1,939,153    0.04
  UTILITIES--TELEPHONE ................     21,422,500    0.42
                                         -------------  ------
TOTAL PREFERRED STOCK
 (COST $25,685,686) ...................     32,962,727    0.65
                                         -------------  ------
COMMON STOCK
  AEROSPACE ...........................     70,295,560    1.38
  AIR TRANSPORTATION ..................    128,247,804    2.52
  AUTOMOTIVE & RELATED ................     87,435,848    1.72
  BANKS ...............................    280,906,130    5.51
  BEVERAGES ...........................     24,281,596    0.48
  BROADCASTERS ........................     91,356,292    1.79
  BUSINESS SERVICES ...................     89,794,679    1.76
  CHEMICALS--MAJOR ....................     44,663,462    0.88
  CHEMICALS--SPECIALTY ................     10,432,239    0.20
  COMMUNICATION EQUIPMENT & SERVICES ..     94,453,082    1.85
  COMPUTER SERVICE ....................     95,140,411    1.87
  CONGLOMERATES .......................    182,073,184    3.57
  CONSTRUCTION--MATERIALS & BUILDERS ..     47,854,205    0.94
  CONTAINERS ..........................      1,499,401    0.03
  COSMETICS ...........................     13,003,928    0.25
  ELECTRICAL EQUIPMENT ................    212,686,683    4.17
  ELECTRICAL EQUIPMENT--
    COMPONENTS DIVERSIFIED ............    269,677,182    5.29
  ELECTRICAL EQUIPMENT--INSTRUMENTS ...     11,693,864    0.23
  ENVIRONMENTAL CONTROL ...............     74,285,295    1.46
  FINANCIAL--MISCELLANEOUS ............     65,834,574    1.29
  FOODS ...............................     57,551,129    1.13
  FOREST PRODUCTS .....................      9,370,135    0.18
  HEALTHCARE--DRUGS ...................    292,903,444    5.75
  HEALTHCARE--HOSPITAL SUPPY ..........     11,339,974    0.22
  HEALTHCARE--OTHER ...................      8,019,173    0.16
  HEALTHCARE--SERVICE .................    109,290,517    2.14
  HOUSEHOLD--CONSUMER ELECTRONICS .....     15,875,674    0.31
  HOUSEHOLD--DURABLE GOODS ............      6,028,203    0.12
  HOUSEHOLD--PRODUCTS .................     23,105,813    0.45
  INSURANCE--BROKERS & OTHER ..........     23,009,312    0.45
  INSURANCE--LIFE .....................     11,053,797    0.22
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY ...............    149,767,469    2.94
  LEISURE TIME ........................    170,927,835    3.35
  MACHINERY ...........................    169,317,929    3.32
  METALS--ALUMINUM ....................      6,311,241    0.12
  METALS--GOLD ........................     67,575,612    1.33
  METALS--NON-FERROUS .................     13,532,084    0.27
  METALS--STEEL .......................     70,141,985    1.38
  MISCELLANEOUS MATERIALS &
    COMMODITIES .......................     24,046,045    0.47
  OFFICE EQUIPMENT ....................     86,424,168    1.70
  PAPER ...............................      8,234,637    0.16
  PETROLEUM--
    EXPLORATION & PRODUCTION ..........    102,915,815    2.02
  PETROLEUM--INTEGRATED ...............    273,892,245    5.37
  PETROLEUM--SERVICE ..................    134,027,078    2.63
  PHOTOGRAPHY .........................      6,611,469    0.13
  PROPERTY--REAL ESTATE ...............     25,803,383    0.51
  PUBLISHING--NEWSPAPER ...............      8,419,858    0.17
  PUBLISHING--OTHER ...................     16,037,840    0.31
  RAILROAD ............................    176,738,349    3.47
  RESTAURANTS & HOTELS ................    132,273,390    2.59
  RETAIL--FOOD ........................     18,001,900    0.35
  RETAIL--GENERAL MERCHANDISE .........     91,100,795    1.79
  TEXTILE & APPAREL ...................     73,144,865    1.43
  TOBACCO .............................    140,865,573    2.76
  TRADING COMPANIES ...................      9,108,127    0.18
  TRUCKERS & SHIPPING .................     22,569,713    0.44
  UTILITIES--ELECTRIC .................     52,524,183    1.03
  UTILITIES--GAS & PIPELINE ...........     14,715,515    0.29
  UTILITIES--OTHER ....................      7,592,083    0.15
  UTILITIES--TELEPHONE ................    362,259,592    7.11
                                        --------------   -----
TOTAL COMMON STOCK
 (COST $4,046,769,577) ................  4,898,043,368   96.09
                                        --------------   -----
SHORT TERM INVESTMENTS
  BANK NOTES ..........................     16,992,394    0.33
  COMMERCIAL PAPER ....................    145,753,273    2.86
  U.S. GOVERNMENT & AGENCIES ..........    299,204,531    5.87
                                        --------------  ------
TOTAL SHORT TERM INVESTMENTS
 (COST $461,986,090) ..................    461,950,198    9.06
                                        --------------  ------
  ROUNDING ............................            531    0.00
                                        --------------  ------
TOTAL PORTFOLIO
 (COST $4,548,579,840) ................  5,406,868,916  106.07
   OTHER ASSETS & LIABILITIES, NET ....   (309,373,353   (6.07)
                                        --------------  ------
NET ASSETS ............................ $5,097,495,563  100.00%
                                        ==============  ======


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
          STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT (Unaudited)
                                  JUNE 30, 1997

                               SUMMARY BY COUNTRY

                                  VALUE                    %
                                 -------                  ----
DOMESTIC:
  UNITED STATES             $2,239,870,882               41.43%
                             -------------              ------
TOTAL DOMESTIC               2,239,870,882               41.43
                            --------------              ------
FOREIGN:
  AUSTRALIA ............        25,216,829                0.47
  AUSTRIA ..............         2,881,365                0.05
  BELGIUM ..............        11,196,709                0.21
  CANADA ...............       164,543,464                3.04
  DENMARK ..............         8,139,334                0.15
  FINLAND ..............         5,844,230                0.11
  FRANCE ...............       121,938,006                2.26
  GERMANY ..............       222,566,712                4.12
  HONG KONG ............        35,320,001                0.65
  INDONESIA ............        19,803,470                0.37
  IRELAND ..............         2,515,409                0.04
  ITALY ................       198,443,045                3.67
  JAPAN ................       351,275,790                6.50
  MALAYSIA .............        18,527,586                0.34
  NETHERLANDS ..........       384,461,210                7.11
  NEW ZEALAND ..........         3,710,280                0.07
  NORWAY ...............        67,179,101                1.24
  SINGAPORE ............        10,101,499                0.19
  SOUTH AFRICA .........        13,597,875                0.25
  SPAIN ................        21,160,910                0.39
  SWEDEN ...............       138,548,358                2.56
  SWITZERLAND ..........       230,510,346                4.26
  UNITED KINGDOM .......       647,566,307               11.98
                            --------------              ------
TOTAL FOREIGN ..........     2,705,047,836               50.03
                            --------------              ------
TOTAL SHORT TERM .......       461,950,198                8.54
                            --------------              ------
TOTAL PORTFOLIO ........    $5,406,868,916              100.00%
                            ==============              ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
          STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT (UNAUDITED)
                                  JUNE 30, 1997


PRINCIPAL                                              VALUE
---------                                              -----
              BONDS--0.27%
               CORPORATE BONDS--0.27%
                BANKS--0.00%
                 DRESDNER BV
        52(1)     5.500%,  04/30/04 ..............  $    30,088
                                                    -----------
                BROADCASTERS--0.00%
                 VIACOM INTERNATIONAL, INC
                  (SUBORDINATED DEB)
  $ 89,000         8.000%,  07/07/06 .............       86,330
                                                    -----------
                INSURANCE--LIFE--0.27%
                 LIBLIFE INTERNATIONAL CV
10,665,000         6.500%,  09/30/04 .............   13,597,875
                                                    -----------
                INSURANCE--MULTI-LINE, PROPERTY &
                 CASUALTY--0.00%
                 AXA S.A. CV
     1,531(2)      4.500%,  01/01/99 .............      101,180
                                                    -----------
                METALS--STEEL--0.00%
                ~PREUSSAG AG.
       113(1)      WTS 5.750%,  05/17/01 .........       96,619
                                                    -----------
               TOTAL CORPORATE BONDS
                (COST $14,138,487) ...............   13,912,092
                                                    -----------
               TOTAL BONDS
               (COST $14,138,487) ................   13,912,092
                                                    -----------

----------
(1)  Denominated in German Deutsche Marks
(2)  Denominated in French Francs

   SHARES
   ------

              PREFERRED STOCK--0.65%
                AUTOMOTIVE & RELATED--0.09%
     8,333       VOLKSWAGENWERKE AG.                  4,686,295
                                                    -----------
                BUSINESS SERVICES--0.03%
     7,662       SAP AG.                              1,591,669
                                                    -----------
                COMMUNICATION EQUIPMENT &
                 SERVICES--0.04%
    24,900       NOKIA AB OY SERIES A                 1,859,514
                                                    -----------
                HEALTHCARE--SERVICE--0.00%
     1,014       AETNA, INC (CLASS C)                    95,062
                                                    -----------
                MACHINERY--0.00%
       900      oRHEINMETALL AG.                        178,698
                                                    -----------
                PUBLISHING--NEWSPAPER--0.03%
   304,242       NEWS CORP LTD (LTD-VTG)              1,189,836
                                                    -----------
                UTILITIES--ELECTRIC--0.04%
    55,670      oRHEIN-WESTFALEN ELECTRIC AG.         1,939,153
                                                    -----------
                UTILITIES--TELEPHONE--0.42%
   190,000       WORLDCOM, INC SERIES A              21,422,500
                                                    -----------
              TOTAL PREFERRED STOCK
               (COST $25,685,686)                    32,962,727
                                                    -----------
              COMMON STOCK--96.09%
                AEROSPACE--1.38%
 1,167,026       BOEING CO ........................  61,925,317
   112,880       BRITISH AEROSPACE PLC ............   2,510,831
     5,868      oBRITISH AEROSPACE PLC WTS 11/15/00      78,617
    22,700       COBHAM GROUP PLC .................     272,013
    14,400       EG & G, INC ......................     324,000
    19,500       GENERAL DYNAMICS CORP ............   1,462,500
    44,500       MCDONNELL DOUGLAS CORP ...........   3,048,250
    91,050       ROLLS ROYCE LTD ..................     347,771
    22,433       SMITHS INDUSTRIES PLC ............     287,294
     4,200      oSPAR AEROSPACE LTD ...............      38,967
                                                    -----------
                                                     70,295,560
                                                    -----------
                AIR TRANSPORTATION--2.52%
    10,400      oAIR CANADA, INC ..................      70,107
 5,910,000       AIRTOURS PLC ..................... 113,999,390
     7,000       ALL NIPPON AIRWAYS CO LTD ........      44,962
    28,600      oAMR CORP .........................   2,645,500
   257,046       BRITISH AIRWAYS PLC ..............   2,928,302
    12,700       DELTA AIRLINES, INC ..............   1,041,400
    11,800      oFEDERAL EXPRESS CORP .............     681,450
    54,000      oHONG KONG AIRCRAFT
                  ENGINEERING CO LTD ..............     196,558
   223,000      oJAPAN AIRLINES CO LTD ............   1,015,323
    26,200      oKLM (ROYAL DUTCH AIRLINES) NV ....     809,012
   100,100       LUFTHANSA AG. ....................   1,921,464
   207,000      oMALAYSIAN AIRLINE SYSTEM BERHAD ..     516,680
    12,700       SAS DANMARK AS ...................     148,438
   106,000      oSINGAPORE INTERNATIONAL
                  AIRLINES LTD (FR) ...............     948,944
     9,100       SOUTHWEST AIRLINES CO ............     235,462
    14,600      oUAL CORP NEW .....................   1,044,812
                                                    -----------
                                                    128,247,804
                                                    -----------
                AUTOMOTIVE & RELATED--1.72%
   776,700      oAUTOLIV, INC .....................  30,388,387
        70       BAYERISCHE MOTOREN WERKE AG. .....      57,965
    54,537       BBA GROUP PLC ....................     322,219
   113,000       BRIDGESTONE CORP .................   2,626,768
    62,308       CHRYSLER CORP ....................   2,044,481
   178,000      oCOMFORT GROUP LTD ................     140,677
    26,520       CONTINENTAL AG. ..................     658,966
    13,000       CUMMINS ENGINE CO, INC ...........     917,312
    73,000       CYCLE & CARRIAGE LTD .............     755,630
    67,310      oDAIMLER BENZ AG. .................   5,465,604
   101,000       DENSO CORP .......................   2,418,430
     8,500       EATON CORP .......................     742,156
    20,000       EDARAN OTOMOBIL NASIONAL BERHAD ..     170,364
   554,900      oFIAT S.P.A. ......................   1,996,840
    86,767       GENERAL MOTORS CORP ..............   4,831,837
    68,596       GKN PLC ..........................   1,181,029
    29,200       GOODYEAR TIRE & RUBBER CO ........   1,848,725
    24,000       HARLEY DAVIDSON, INC .............   1,150,500
   134,000       HONDA MOTOR CO LTD ...............   4,040,039
     8,100       LAIRD GROUP PLC ..................      47,115
        78       LEX SERVICE GROUP LTD ............         488
    96,467       LUCASVARITY PLC ..................     333,944
    10,283       MICHELIN S.A. (CLASS B) ..........     618,101
       750      oMICHELIN S.A. (CLASS B) RTS ......      41,517
    23,600      oNAVISTAR INTERNATIONAL CORP ......     407,100

                       See notes to financial statements.

   SHARES                                                 VALUE
   ------                                                 -----
                AUTOMOTIVE & RELATED--(Continued)
   445,000       NISSAN MOTOR CO LTD ..............  $ 3,457,192
    41,000       ORIENTAL HOLDINGS ................      308,637
    89,000       PERUSAHAAN OTOMOBIL NASIONAL
                  BERHAD ..........................      416,086
   275,200       PIRELLI S.P.A. ...................      681,252
   182,600       T & N PLC ........................      437,617
   138,000       TAN CHONG MOTOR HOLDINGS BERHAD ..      260,253
   531,645       TOYOTA MOTOR CORP ................   15,703,634
    88,000      oUMW HOLDINGS BERHAD ..............      414,897
    16,000       VALEO S.A. .......................      994,721
    58,100       VOLVO AB SERIES B FREE ...........    1,555,365
                                                     -----------
                                                      87,435,848
                                                     -----------
                BANKS--5.51%
   250,781       ABBEY NATIONAL PLC ...............    3,422,473
   206,528       ABN-AMRO HOLDINGS NV .............    3,857,969
    89,400       ALLIED IRISH BANKS PLC ...........      684,167
    37,000      oAMMB HOLDINGS BERHAD .............      230,150
   293,000       ASAHI BANK LTD ...................    2,496,513
    51,000       ASHIKAGA BANK LTD ................      187,189
   930,000       ASSA ABLOY AB SERIES B ...........   19,003,162
       431       AUSTRALIAN & NEW ZEALAND BANKING
                  GROUP LTD .......................        3,196
    95,801       BANC ONE CORP ....................    4,640,360
    26,100       BANCA COMMERCIALE ITALIANA S.P.A.        54,020
    52,000       BANCA POPOLARE DI MILANO .........      311,416
    30,500       BANCO BILBAO VIZCAYA S.A. (REGD) .    2,482,212
    17,180       BANCO CENTRALE
                  HISPANOAMERICANO S.A. ...........      629,588
   113,800       BANCO SANTANDER S.A. .............    3,512,716
     9,600       BANK AUSTRIA AG. .................      532,417
     5,000       BANK OF MONTREAL .................      195,346
    15,200       BANK OF NEW YORK CO, INC .........      661,200
    63,304       BANK OF NOVA SCOTIA ..............    2,776,089
   694,747       BANK OF TOKYO MITSUBISHI LTD .....   13,964,206
   135,000       BANK OF YOKOHAMA LTD .............      760,948
    92,514       BANKAMERICA CORP .................    5,972,935
    31,188       BANKBOSTON CORP ..................    2,247,485
     5,000       BANKERS TRUST NEW YORK CORP ......      435,000
       752       BANQIE DE PARIBAS S.A. ...........       52,003
    54,938       BANQUE NATIONALE DE PARIS ........    2,266,394
   187,652       BARCLAYS PLC .....................    3,722,725
     4,200       BAYERISCHE HYPOTHEKEN-UND
                  WECHSEL-BANK ....................      125,691
    60,100       BAYERISCHE VEREINSBANK AG. .......    2,459,043
    33,471       CANADIAN IMPERIAL BANK OF COMMERCE      844,296
   133,000       CHIBA BANK LTD ...................      792,679
   195,634       CITICORP CO ......................   23,586,124
    29,600       COMERICA, INC ....................    2,012,800
   115,000       COMMERCE ASSET HOLDINGS BERHAD ...      302,991
        50       COMMERZBANK AG. ..................        1,417
   593,340       COMPAGNIE DE SUEZ S.A. ...........    1,460,360
    65,400       CORESTATES FINANCIAL CORP ........    3,515,250
       832       CREDIT NATIONAL S.A. .............       47,318
    15,527       CREDIT SUISSE GROUP (REGD) .......    1,996,921
     5,200       CREDITANSTALT-BAVKVEREIN (STAMM) .      303,660
   111,600       CREDITO ITALIANO S.P.A. ..........      204,080
     2,000       DAI-ICHI KANGO BANK LTD ..........       27,265
    52,930       DEUTSCHE BANK AG. ................    3,095,125
    43,000       DEVELOPMENT BANK OF
                  SINGAPORE LTD (FR) ..............      541,334
    92,700       DRESDNER BANK AG. ................    3,207,740
       988      oDRESDNER FIN WTS 04/30/02 ........        9,043
    73,950       FIRST CHICAGO NBD CORP ...........    4,473,975
    59,833       FIRST UNION CORP .................    5,534,552
    66,126       FLEET FINANCIAL GROUP, INC .......    4,182,469
   401,000       FUJI BANK LTD ....................    6,027,463
     2,000       GENERALE DE BANQUE S.A. ..........      770,503
   104,000       GUNMA BANK LTD ...................      936,121
   131,200       HANG SENG BANK LTD ...............    1,871,306
    97,000       HOKURIKU BANK LTD ................      333,139
    54,977       HSBC HOLDINGS PLC ................    1,628,668
    67,387       HSBC HOLDINGS PLC (HONG KONG) ....    2,026,660
   201,186       HSBC HOLDINGS LTD (UNITED KINGDOM)    6,189,403
   347,190       INDUSTRIAL BANK OF JAPAN LTD .....    5,400,686
   225,600       INSTITUTO BANCARIO SAN
                  PAOLO DI TURINO .................    1,643,568
   122,700       ISTITUTO MOBILIARE ITALIANO S.P.A.    1,103,858
   115,415       JOYO BANK ........................      638,451
    65,000       KEYCORP ..........................    3,631,875
     1,900       KREDIETBANK NV ...................      766,330
   819,383       LLOYDS TSB GROUP PLC .............    8,400,386
   126,400       MALAYAN BANKING BERHAD ...........    1,327,101
    88,500       MALAYAN BANKING BERHAD (SINGAPORE)      909,883
   110,000      oMEDIOBANCA S.P.A. ...............      667,497
    87,700       MERITA LTD .......................      292,096
   203,000       MITSUBISHI TRUST & BANKING CORP ..    3,210,970
   148,000       MITSUI TRUST & BANKING CO LTD ....    1,118,766
    24,430       MORGAN (J.P.) & CO, INC ..........    2,549,881
   277,300       NATIONAL AUSTRALIA BANK LTD ......    3,941,077
     5,600       NATIONAL BANK OF CANADA ..........       70,223
       134       NATIONAL CITY CORP ...............        7,035
    87,546       NATIONSBANK CORP .................    5,646,717
    18,300       NORWEST CORP .....................    1,029,375
    89,781       OVERSEAS-CHINESE BANKING
                  CORP LTD (FR) ...................      929,332
    88,800       PNC BANK CORP ....................    3,696,300
    51,000       PUBLIC BANK BERHAD (FR) ..........       79,611
    67,300       ROYAL BANK OF CANADA .............    3,051,331
    17,207       ROYAL BANK OF SCOTLAND PLC .......      160,227
   405,000       SAKURA BANK LTD ..................    3,107,501
     5,000       SANWA BANK LTD ...................       74,281
    94,000       SEVENTY-SEVEN (77) BANK LTD ......      911,827
   109,000       SHIZUOKA BANK LTD ................    1,247,841
    69,900       SKANDINAVISKA ENSKILDA
                  BANKEN SERIES A .................      754,830
    22,523       SOCIETE GENERALE S.A. ............    2,516,625
    19,700       STATE STREET CORP ................      911,125
   448,000       SUMITOMO BANK LTD ................    7,360,335
    29,500       SVENSKA HANDELSBANKEN SERIES A ...      938,518
    11,358      oSWISS BANK CORP (REGD) ...........    3,042,251
     5,025      oSWISS BANK CORP (REGD) WTS 06/30/00      48,943
   268,000       TOKAI BANK LTD ...................    2,763,621
    12,500       UNI BANKDANMARK AS (CLASS A) .....      703,170
     4,169       UNION BANK OF SWITZERLAND (BR) ...    4,775,518
    75,000       UNITED OVERSEAS BANK LTD (FR) ....      771,087
   709,700       WASHINGTON MUTUAL, INC ...........   42,404,575
     5,416       WELLS FARGO & CO .................    1,459,612
   346,100       WESTPAC BANKING CORP .............    2,066,606
    72,600       WING LUNG BANK LTD ...............      462,926
    18,000       YAMAGUCHI BANK LTD ...............      270,559
   113,000       YASUDA TRUST & BANKING CO LTD ....      432,528
                                                     -----------
                                                     280,906,130
                                                     -----------
                BEVERAGES--0.48%
    10,100       ALLIED DOMECQ PLC ................       72,532
    71,900       ANHEUSER BUSCH COS, INC ..........    3,015,306
   428,932       ARTHUR GUINESS & SONS PLC ........    4,197,564
    70,000       ASAHI BREWERIES LTD ..............    1,046,058
   131,030       BASS LTD .........................    1,598,476
       784      oBRAU UND BRUNNEN AG. .............       62,086

                       See notes to financial statements.

   SHARES                                                VALUE
   ------                                                -----

                BEVERAGES-(CONTINUED)
    24,500       CADBURY SCHWEPPS PLC AUSTRALIA ...... $ 211,454
     6,264       COCA COLA CO ........................   422,820
   108,662       COCA-COLA AMATIL LTD ................ 1,400,244
    15,500       COTT CORP ...........................   165,156
     8,700      oEL AGUILA S.A. ......................    41,642
    12,000       FRASER & NEAVE LTD ..................    85,606
   128,162       GRAND METROPOLITAN PLC .............. 1,240,339
     8,300       HEINEKEN NV ......................... 1,419,128
       204       HOLSTEN BRAUEREI AG. ................    42,729
   110,000       KIRIN BREWERY CO LTD ................ 1,143,935
   162,700       LION NATHAN LTD .....................   411,337
     8,530       LVMH MOET HENNESSY LOUIS VUITTON .... 2,295,592
    19,600       MOLSON CO LTD (CLASS A) .............   326,051
     1,200      oOSTERREICHISCHE BRAU-
                  AKTIENGESELLSCHAF ..................    70,956
        90       PEPSICO, INC ........................     3,380
    17,636       PERNOD-RICARD S.A. ..................   910,188
    16,000       SAPPORO BREWERIES LTD ...............   133,112
   177,159       SCOTTISH & NEWCASTLE PLC ............ 1,906,177
    51,200       SEAGRAMS CO LTD ..................... 2,059,728
                                                      ----------
                                                      24,281,596
                                                      ----------
                BROADCASTERS--1.79%
   196,600       BRITISH SKY BROADCASTING GROUP PLC .. 1,439,686
        90      oCANAL PLUS S.A. .....................    17,537
    29,200      oLIBERTY MEDIA GROUP (CLASS A) .......   693,500
   315,800       MEDIASET S.P.A. ..................... 1,339,756
       362       PATHE S.A. ..........................    71,894
    18,020      oTCI SATELLITE ENTERTAINMENT (CLASS A)   141,907
    71,600      oTELE-COMMUNICATIONS, INC (CLASS A) .. 1,065,050
    37,000       TOKYO BROADCASTING SYSTEMS, INC .....   759,856
       160      oVIACOM, INC (CLASS B) ...............     4,800
     2,557      oVIACOM, INC (CLASS B) WTS 07/07/97 ..        10
     1,534      oVIACOM, INC (CLASS B) WTS 07/07/99 ..     1,821
 2,661,100     +oWESTWOOD ONE, INC ...................85,820,475
                                                      ----------
                                                      91,356,292
                                                      ----------
                BUSINESS SERVICES--1.76%
       574       ADECCO S.A. .........................   220,566
     4,450       ADECCO S.A. (BR) .................... 1,709,307
     8,800      oAMERICA ONLINE, INC .................   489,500
    12,100       BLOCK (H&R), INC ....................   390,225
    53,800       COGNIZANT CORP ...................... 2,178,900
 9,223,000      +CORPORATE SERVICES
                  GROUP PLC ..........................28,934,446
    41,000       DAIWA KOSHO LEASE CO LTD ............   317,452
    22,500       DELUXE CORP .........................   767,812
    10,417       ELECTROCOMPONENTS PLC ...............    77,756
     3,100       FLUGHAFEN WIEN AG. ..................   130,967
    25,258       GETRONICS NV ........................   817,310
     9,400       HARLAND (JOHN H.) CO ................   214,437
 3,300,000      oHAYS PLC ............................31,360,404
    25,700       INTERPUBLIC GROUP OF COS, INC ....... 1,575,731
    25,700       MANPOWER, INC ....................... 1,143,650
    14,200       MOORE CORP LTD ......................   279,965
    12,000       PITTSTON BRINKS GROUP CO ............   360,000
 3,487,600       RENTOKIL INITIAL PLC ................12,247,310
   113,360       REUTERS HOLDINGS PLC ................ 1,194,249
    10,628       SAP AG. ............................. 2,134,625
    17,000       SECOM CO LTD ........................ 1,249,414
    11,100       SERVICE CORP INT'L ..................   364,912
     3,800       SOPHUS BERENDSEN AS (CLASS B) .......   550,169
     2,220       SURVEILLANCE S.A. ...................   875,574
     2,000       TOKYO DOME CORP .....................    26,916
     5,000      oTRANS COSMOS ........................   183,082
                                                      ----------
                                                      89,794,679
                                                      ----------
                CHEMICALS--MAJOR--0.88%
    13,600       AGA AB SERIES A FREE ................   184,677
    46,200       AGA AB SERIES B FREE ................   615,410
    13,500       AKZO NOBEL NV ....................... 1,853,466
   112,800       BASF AG. ............................ 4,171,902
    77,040       BAYER AG. ........................... 2,962,940
    59,046       BOC GROUP PLC ....................... 1,026,924
     7,400       COURTAULDS PLC ......................    41,627
    17,140       DEGUSSA AG. .........................   907,851
    55,002       DOW CHEMICAL CO ..................... 4,792,049
   134,038       DU PONT (E.I.) DE NEMOURS & CO ...... 8,427,639
     7,600       DYNO INDUSTRIER AS ..................   197,246
     2,475       EASTMAN CHEMICAL CO .................   157,162
    80,600       ICI AUSTRALIA LTD ...................   788,031
    57,426       IMPERIAL CHEMICAL INDUSTRY PLC ......   798,521
    17,800      ~LAIR LIQUIDE ........................ 2,828,721
     1,389      ~LAIR LIQUIDE (REGD) 1996 ............   220,735
       662      ~LAIR LIQUIDE (REGD) 1998 ............   105,203
   532,737       MITSUBISHI CHEMICAL CORP ............ 1,741,190
   135,000       MITSUBISHI GAS CHEMICAL CO, INC .....   552,130
    41,300       MONSANTO CO ......................... 1,778,481
 1,168,550      oMONTEDISON S.P.A. ...................   770,934
    54,000       NIPPON SHOKUBAI KAGAK KOGYO CO LTD ..   429,434
    56,400       PPG INDUSTRIES, INC ................. 3,278,250
    13,556       RHONE-POULENC S.A. (CLASS A) ........   554,155
    19,500       ROHM & HAAS CO ...................... 1,756,218
     2,425       SOLVAY ET CIE S.A. .................. 1,430,020
   160,000       SUMITOMO CHEMICAL CO LTD ............   725,686
    29,000       UBE INDUSTRIES LTD ..................    84,392
    31,500       UNION CARBIDE CORP .................. 1,482,468
                                                      ----------
                                                      44,663,462
                                                      ----------
                CHEMICALS--SPECIALTY--0.20%
     8,500       AGRIUM INC ..........................    97,347
    79,000       ASAHI CHEMICAL INDUSTRY CO LTD ......   472,910
   101,000       DAICEL CHEMICAL INDUSTRIES LTD ......   391,009
   129,000       DAINIPPON INK & CHEMICAL, INC .......   556,901
    92,000       DENKI KAGKU KOGYO ...................   254,060
    39,100       ENGELHARD CORP ......................   818,656
    95,000       KANEKA CORP .........................   596,087
    89,000       KANSAI PAINT CO LTD .................   368,663
    68,000       KUREHA CHEMICAL INDUSTRY CO LTD .....   294,154
    15,900       LUBRIZOL CORP .......................   666,806
    14,800       MALLINCKRODT, INC ...................   562,400
    50,300      oMETHANEX CORP .......................   466,686
    54,900       NOVA CORP ...........................   469,571
    12,800       POTASH CORP OF SASKATCHEWAN, INC ....   964,453
    13,800       RAYCHEM CORP ........................ 1,026,375
     2,572      oRWE-DEA AG FUER MINERAL & CHEMICAL ..   634,660
    63,000       SEKISUI CHEMICAL CO LTD .............   638,646
    43,395       SHIN-ETSU CHEMICAL CO LTD ........... 1,152,855
                                                      ----------
                                                      10,432,239
                                                      ----------
                COMMUNICATION EQUIPMENT &
                 SERVICES--1.85%
        83      o360 COMMUNICATIONS CO ...............     1,421
    46,520      oAIRTOUCH COMMUNICATIONS, INC ........ 1,273,485
    79,300      oASCEND COMMUNICATIONS, INC .......... 3,122,437
   262,000      oCISCO SYSTEMS, INC ..................17,586,750
    16,900       CORNING, INC ........................   940,062
       700      oDSC COMMUNICATIONS CORP .............    15,575
   121,500       ERICSSON TELEFON (LM) AB SERIES B ... 4,784,641


                       See notes to financial statements.

   SHARES                                               VALUE
   ------                                               -----
                COMMUNICATION EQUIPMENT &
                 SERVICES--(CONTINUED)
   971,082      oGLOBALSTAR TELECOMMUNICATIONS LTD .$ 29,739,386
    12,600       HARRIS CORP .......................   1,058,400
    76,175       LUCENT TECHNOLOGIES, INC ..........   5,489,360
    37,600      oNEWBRIDGE NETWORKS CORP ...........   1,613,453
    11,000      oNIPPON COMSYS CORP ................     163,419
    14,600       NOKIA AB SERIES K .................   1,087,787
    36,300       NORTHERN TELECOMMUNICATIONS LTD ...   3,274,526
    12,900      oQUALCOMM, INC .....................     656,287
   560,500      oSFX BROADCASTING, INC (CLASS A) ...  23,646,093
                                                      ----------
                                                      94,453,082
                                                      ----------
                COMPUTER SERVICE--1.87%
     9,300       ADOBE SYSTEMS, INC ................     326,081
    34,400       AUTOMATIC DATA PROCESSING, INC ....   1,616,800
        50      oBAY NETWORKS, INC .................       1,328
    12,400      oBMC SOFTWARE, INC .................     686,650
 1,007,050       COMPUTER ASSOCIATES
                  INTERNATIONAL, INC ...............  56,080,096
    27,000      oCREATIVE TECHNOLOGY LTD ...........     464,540
    20,400       CSK CORP ..........................     773,716
    83,600       ELECTRONIC DATA SYSTEMS CORP ......   3,427,600
    47,700      oEMC CORP ..........................   1,860,300
    23,300       FIRST DATA CORP ...................   1,023,743
    23,700       HBO & CO ..........................   1,632,337
   162,600      oMICROSOFT CORP ....................  20,548,575
        88      oNCR CORP ..........................       2,618
   115,825      oORACLE CORP .......................   5,834,684
     7,100      oPARAMETRIC TECHNOLOGY CORP ........     302,193
    10,600      oPEOPLESOFT, INC ...................     559,150
                                                      ----------
                                                      95,140,411
                                                      ----------
                CONGLOMERATES--3.57%
    14,000      oAGIV AG. ..........................     319,350
   145,000      oBERJAYA GROUP BERHAD ..............     178,090
    15,600       BRASCAN LTD (CLASS A) .............     386,155
   552,560       BTR PLC ...........................   1,889,830
     4,681      oBTR PLC WTS 11/30/97 ..............         214
     5,147      oBTR PLC WTS 11/26/98 ..............         214
     8,348       GEVAERT PHOTO-PRODUCTION NV .......     784,862
     2,000       GROUPE BRUXELLES LAMBERT S.A. .....     335,460
    90,899      oHANSON PLC ........................     451,580
   388,000       HUTCHINSON WHAMPOA LTD ............   3,355,485
    37,100       ITT INDUSTRIES, INC ...............     955,325
    26,400       JOHNSON CONTROLS, INC .............   1,084,050
     2,000      oKEPPEL CORP .......................       8,882
    16,500      oKEPPEL CORP SERIES A ..............      71,548
    34,522      oLAGARDERE S.C.A. ..................   1,003,732
    14,500      oLITTON INDUSTRIES, INC ............     700,531
   409,700       LOEWS CORP ........................  41,021,212
     2,304       LONRHO PLC ........................       4,889
   533,000       MALAYAN UNITED INDUSTRIES BERHAD ..     388,558
   106,000       MALAYSIAN RESOURCES CORP BERHAD ...     291,878
    37,100       MELCO INTERNATIONAL
                  DEVELOPMENT LTD ..................      12,091
    45,080       MINNESOTA MINING &
                  MANUFACTURING CO .................   4,598,160
   256,000      oMULTI-PURPOSE HOLDINGS BERHAD .....     359,049
   311,600       PACIFIC DUNLOP LTD ................     915,126
     8,300       QUEBECOR, INC (CLASS B) ...........     154,015
     6,000      oRENONG BERHAD .....................       7,844
    59,600      oROCKWELL INTERNATIONAL CORP .......   3,516,400
   516,200       SIME DARBY BERHAD .................   1,717,941
    43,993       SOUTHCORP HOLDINGS LTD ............     163,479
   278,400       SWIRE PACIFIC LTD (CLASS A) .......   2,506,468
    39,100       TRW, INC ..........................   2,221,368
 1,591,980       TYCO INTERNATIONAL LTD              110,742,108
     8,346      oU.S. INDUSTRIES, INC ..............     297,326
     9,900       UNITED TECHNOLOGIES CORP ..........     821,700
    27,700       VIAD CORP .........................     533,225
    89,000      oYTL CORP BERHAD ...................     275,039
                                                     -----------
                                                     182,073,184
                                                     -----------
                CONSTRUCTION--MATERIALS
                 & BUILDERS--0.94%
    82,000      oAOKI CONSTRUCTION CO LTD ..........      96,740
    12,700       ARMSTRONG WORLD INDUSTRIES, INC ...     931,862
    86,462       BARRATT DEVELOPMENTS LTD ..........     353,990
     1,190      oBILFINGER & BERGER AG. ............      48,485
   227,800       BLUE CIRCLE INDUSTRIES PLC ........   1,622,665
   338,463       BORAL LTD .........................   1,057,413
       889      oBOUYGUES S.A. .....................      73,212
    11,200      oBPB PLC ...........................      60,487
   158,156       CARADON PLC .......................     530,386
    44,635      oCARADON PLC (LTD VTG)
                  (REGD) SERIES B ..................      73,171
     1,600       CBR NV ............................     146,868
     8,900       CENTEX CORP .......................     361,562
   884,500      oCHAMPION ENTERPRISES, INC .........  13,267,500
   155,000       CHICHIBU ONODA CEMENT CORP ........     608,190
    30,000       CHIYODA CORP ......................     144,455
     5,600       CLAYTON HOMES, INC ................      79,800
    50,100       CRH PLC ...........................     523,054
     6,000       CSR LTD ...........................      23,060
    65,000       DAIWA HOUSE INDUSTRY CO LTD .......     795,249
       300       DYCKERHOFF AG. ....................     108,802
     3,700       FOMENTO DE CONSTRUCCIONES Y
                  CONTRATAS S.A. ...................     472,686
       130       FORBO HOLDINGS AG. (REGD) .........      56,176
       600      oFRIEDRICH GROHE AG. VORZUG ........     185,929
   148,000       FUJITA CORP .......................     258,674
     4,632      oGTM ENTREPOSE S.A. ................     232,034
   134,000      oHASEKO CORP .......................     214,297
    81,000       HAZAMA-GUMI LTD ...................     167,054
    13,250       HEIDELBERGER ZEMENT AG. ...........   1,254,590
    68,800       HEPWORTH PLC ......................     271,374
        30       HOCHTIEF AG. ......................       1,342
       530       HOLDERBANK FINANCIERE
                  GLARUS AG. (REGD) ................     501,316
       800       HOLLANDSCHE BETON GROEP NV ........     182,799
     5,057       IMETAL S.A. .......................     670,994
    65,000       INAX CORP .........................     487,374
    28,100      oITALCEMENTI S.P.A. ................     175,141
    46,354       JAMES HARDIE INDUSTRIES LTD .......     147,595
    55,000       JGC CONSTRUCTION CORP .............     379,709
    27,000       KAJIMA CORP .......................     158,324
    55,000       KANDENKO CO LTD ...................     519,096
    14,548       KINDEN CORP .......................     205,958
   187,000       KUMAGAI GUMI CO LTD ...............     312,130
    26,000       KYUNDENKO CO LTD ..................     219,488
     1,468       LAFARGE S.A. (BR) .................      91,390
    32,000       MAEDA ROAD CONSTRUCTION CO LTD ....     275,453
    69,000       MALAYAN CEMENT BERHAD .............     115,364
   111,500       MARLEY PLC ........................     231,961
       900       MASCO CORP ........................      37,575
    39,791       MEYER INTERNATIONAL PLC ...........     279,465
    51,000       MISAWA HOMES CO LTD ...............     311,982
     1,146      oMORRISON KNUDSEN
                  CORP WTS 03/11/03 ................       7,162
     1,770      oNEW WORLD INFRASTUCTURE LTD .......       5,003
    90,000       NIHON CEMENT CO LTD ...............     431,007
    45,000       OBAYASHI CORP .....................     301,626

                       See notes to financial statements.

   SHARES                                                VALUE
   ------                                                -----
                CONSTRUCTION--MATERIALS
                 & BUILDERS--(CONTINUED)
    70,000       OKUMURA CORP ......................   $ 371,320
     8,700       OWENS CORNING CO ..................     375,187
   104,600       PIONEER INTERNATIONAL LTD .........     401,235
     2,300       PORTLAND VALDERRIVAS S.A. .........     188,277
     6,300       PULTE CORP ........................     217,743
    29,458       REDLAND PLC .......................     166,936
    72,618       RMC GROUP PLC .....................   1,178,971
   201,870       RUGBY GROUP PLC ...................     406,526
    70,000       SANKYO ALUMINIUM
                  INDUSTRY CO LTD ..................     226,340
    50,000      oSATO KOGYO ........................     104,868
    28,629      oSCHNEIDER S.A. ....................   1,525,321
   164,000       SEKISUI HOUSE LTD .................   1,662,507
    54,000       SHERWIN-WILLIAMS CO ...............   1,667,250
   102,000       SHIMIZU CORP ......................     612,376
       680       SIKA FINANZ AG. (BR) ..............     213,622
     2,900       SIMON DEBARTOLO GROUP, INC ........      92,800
    29,700       SKANSKA AB SERIES B FREE ..........   1,313,615
     2,313       ST. GOBAIN S.A. ...................     337,633
   144,000       SUMITOMO OSAKA CEMENT CO LTD ......     453,029
   284,000       TAISEI CORP .......................   1,317,876
   296,465       TARMAC PLC ........................     616,758
   123,373       TAYLOR WOODROW PLC ................     363,433
     6,000       TOSTEM CORP .......................     166,215
    22,700       TOTO LTD ..........................     279,709
    48,000       TOYO ENGINEERING CO ...............     216,447
     9,000       TOYO EXTERIOR CORP ................     123,482
   100,000      oUNITED ENGINEERING BERHAD .........     721,078
    14,220      oURALITA S.A. ......................     159,041
     9,300       VULCAN MATERIALS CO ...............     730,050
       900       WIENERBERGER BAUSTOFF AG. .........     184,902
    74,873       WILSON (CONNOLLY) HOLDINGS PLC ....     200,000
   152,700       WOLSELEY PLC ......................   1,190,639
                                                      ----------
                                                      47,854,205
                                                      ----------
                CONTAINERS--0.03%
    10,200       CCL INDUSTRIES, INC (CLASS B) .....     126,058
    25,700       CROWN CORK & SEAL CO, INC .........   1,373,343
                                                      ----------
                                                       1,499,401
                                                      ----------
                COSMETICS--0.25%
    27,300       AVON PRODUCTS, INC ................   1,926,356
    79,900       GILLETTE CO .......................   7,570,525
     2,200       INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC ..................     111,100
     5,820      oLOREAL S.A. .......................   2,454,495
    57,000       SHISEIDO & CO LTD .................     941,452
                                                      ----------
                                                      13,003,928
                                                      ----------
                ELECTRICAL EQUIPMENT--4.17%
   142,000       ABB AB SERIES B ...................   1,983,343
    32,940       ABB ASEA BROWN BOVERI LTD (BR) ....  49,933,047
    10,200       ADVANTEST CORP ....................     784,412
    19,887       ALCATEL ALSTHOM CIE GEN ...........   2,493,076
   109,000     ~oAMCOL HOLDINGS LTD (SINGAPORE) ....     199,734
    17,200      oAMERICAN POWER CONVERSION CORP ....     326,800
       436       BICC LTD ..........................       1,280
    56,360       DELTA PLC .........................     259,356
   270,000       FUJITSU LTD .......................   3,751,652
   461,328       GENERAL ELECTRIC CO ...............  30,159,318
   229,081      oGENERAL ELECTRIC CO
                  (UNITED KINGDOM) .................   1,368,721
    13,900       GENERAL SIGNAL CORP ...............     606,387
   536,000       HITACHI LTD .......................   5,995,653
   191,000       MITSUBISHI ELECTRIC CORP ..........   1,069,924
   183,000       NIPPON ELECTRIC CORP ..............   2,558,779
    69,100       PHILIPS ELECTRONICS NV ............   4,958,634
   624,000       PHILIPS ELECTRONICS NV (NY REGD) ..  44,850,000
    79,940       SIEMENS AG. .......................   4,750,249
    72,000       SUMITOMO ELECTRIC INDUSTRIES CO ...   1,208,079
    19,700       TOKYO ELECTRON CO LTD .............     943,427
 2,356,100       WESTINGHOUSE ELECTRIC CORP ........  54,484,812
                                                     -----------
                                                     212,686,683
                                                     -----------

                ELECTRICAL EQUIPMENT--
                 COMPONENTS DIVERSIFIED--5.29%
    21,200       AMP, INC ..........................     885,100
     4,800       AVNET, INC ........................     276,000
     2,300       BARCO INDUSTRIES NV ...............     466,390
     3,000       HOYA CORP .........................     133,706
   587,974       INTEL CORP ........................  83,382,062
    18,000      oINTER-CITY PRODUCTS CORP ..........      97,854
   113,000      oJOHNSON ELECTRIC HOLDINGS LTD .....     336,929
    99,420       KEYENCE CORP ......................  14,770,133
    26,000       KYOCERA CORP ......................   2,067,647
     5,550       LEGRAND S.A. ......................     978,412
   628,300       LINEAR TECHNOLOGY CO ..............  32,514,525
   910,700      oMICRON TECHNOLOGY, INC ............  36,371,081
    15,000       MINEBEA CO LTD ....................     159,923
    56,174       MOTOROLA, INC .....................   4,269,224
    39,200       MURATA MANUFACTURING CO LTD .......   1,562,113
    42,000       NGK SPARK PLUG CO LTD .............     458,797
    44,000       NITTO DENKO CORP ..................     857,470
    41,000       OMRON CORP ........................     870,666
     7,430       OXFORD INSTRUMENTS GROUP PLC ......      43,712
    20,700       ROHM CO ...........................   2,134,588
   613,600       SGL CARBON AG. ....................  84,085,641
   136,000       SINGAPORE TECHNOLOGIES IND ........     350,035
    31,000       TAIYO YUDEN CO LTD ................     512,018
    24,900       TEXAS INSTRUMENTS, INC ............   2,093,156
                                                     -----------
                                                     269,677,182
                                                     -----------
                ELECTRICAL EQUIPMENT--
                 INSTRUMENTS--0.23%
    56,000       ALPS ELECTRIC CO LTD ..............     783,014
    38,800      oAPPLIED MATERIALS, INC ............   2,747,525
     6,000       ASAHI OPTICAL CO LTD ..............      24,486
   109,000       CANON, INC ........................   2,971,959
    96,000       KONICA CORP .......................     613,268
     8,000       NIKON CORP ........................     134,930
    39,000       OLYMPUS OPTICAL CO LTD ............     351,045
     7,200       PERKIN-ELMER CORP .................     572,850
     2,000       RICOH CO LTD ......................      26,217
     4,000       SEIKO CORP ........................      28,978
    10,400       TEKTRONIX, INC ....................     624,000
   147,000       TOPPAN PRINTING CO LTD ............   2,312,339
     8,600       VARIAN ASSOCIATES, INC ............     466,550
     2,000       YAMAHA CORP .......................      36,703
                                                     -----------
                                                      11,693,864
                                                     -----------
                ENVIRONMENTAL CONTROL--1.46%
    28,000       BROWNING FERRIS INDUSTRIES, INC ...     931,000
     1,100       OGDEN CORP ........................      23,925
 1,835,600      oU.S.A. WASTE SERVICES, INC ........  70,900,050
    75,652       WASTE MANAGEMENT, INC .............   2,430,320
                                                     -----------
                                                      74,285,295
                                                     -----------


                       See notes to financial statements.

 SHARES                                                  VALUE
 ------                                                  -----

                FINANCIAL--MISCELLANEOUS--1.29%
    20,000       ACOM CO LTD .......................   $ 964,785
    40,000       AMERICAN EXPRESS CO ...............   2,980,000
     2,100       BEACON PROPERTIES CORP ............      70,087
     3,500       CASE CORP .........................     241,062
    28,100      oCATELLUS DEVELOPMENT CORP .........     509,312
       641       COMPAGNIE BANCAIRE S.A. ...........      81,885
       189       COUNTRYWIDE CREDIT INDUSTRIES, INC        5,894
     2,944       CPR-COMPAGNIE PARISIENNE
                  DE REESCOMPTE ....................     213,667
    43,185       CREDIT SAISON CO LTD ..............   1,056,702
   179,000       DAIWA SECURITIES CO LTD ...........   1,414,110
     3,800       EQUITY RESIDENTIAL PROPERTIES
                  TRUST CO .........................     180,500
       400      oEURAFRANCE S.A. ...................     164,197
   165,988       FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION ......................   7,241,226
    17,000       GOLDEN WEST FINANCIAL CORP ........   1,190,000
        37       GREAT WESTERN FINANCIAL CORP ......       1,988
    19,900       H.F. AHMANSON & CO ................     855,700
    25,501       HOUSEHOLD INTERNATIONAL, INC ......   2,994,773
   261,000      oMBF CAPITAL BERHAD ................     479,810
    38,500       MBNA CORP .........................   1,410,062
       275       MERCURY ASSETS MANAGEMENT
                  GROUP PLC ........................       5,634
    49,100       MERRILL LYNCH & CO, INC ...........   2,927,587
    29,000       NIPPON SHINPAN CO LTD .............     104,920
   303,000       NOMURA SECURITIES CO LTD ..........   4,183,708
     9,000       ORIX CORP .........................     667,746
    28,700       PAINE WEBBER GROUP INC ............   1,004,500
    72,551       PROVIDENT FINANCIAL PLC ...........     672,558
    11,600       SALOMON, INC ......................     645,250
    29,591       SCHROEDERS LTD ....................     808,164
    18,800       SCHWAB (CHARLES) CORP .............     764,925
   104,000      oSHOKOH FUND & CO ..................  31,537,303
   114,000      oTA ENTERPRISE BERHAD ..............     121,497
    32,982       WOODCHESTER INVESTMENTS PLC .......     144,303
    64,000       YAMAICHI SECURITIES CO LTD ........     190,719
                                                      ----------
                                                      65,834,574
                                                      ----------
                FOODS--1.13%
    80,000       AJINOMOTO CO LTD ...................    859,917
   157,086       ARCHER DANIELS MIDLAND CO ..........  3,691,521
   160,000       ARIAKE JAPAN CO LTD ................  6,124,291
   120,940       ASSOCIATED BRITISH FOODS PLC .......  1,043,639
        84       AULT FOODS LTD .....................      2,067
   283,313       CADBURY SCHWEPPES LTD ..............  2,524,977
    24,700       CAMPBELL SOUP CO ...................  1,235,000
    43,400       CONAGRA, INC .......................  2,783,025
     6,300       CULTOR OY SERIES 2 .................    331,118
    18,400      oDANISCO AS .........................  1,126,640
    14,971       DANONE GROUP .......................  2,476,045
    15,500       EBRO CIA AZUC ALCO .................    302,980
     8,138      oERIDANIA BEGHIN-SAY S.A. ...........  1,219,800
    38,500       EZAKI GLICO CO LTD .................    346,545
    13,834      oFINANZIARIA AUTOGRILL S.P.A. .......     23,142
    14,400       GENERAL MILLS, INC .................    937,800
    17,400       GREENCORE GROUP PLC ................     85,316
    48,550       HEINZ (H.J.) CO ....................  2,239,368
    31,000       HOUSE FOODS CORP ...................    549,945
    50,000       ITOHAM FOODS, INC ..................    276,152
    17,000       KATOKICHI CO LTD ...................    303,068
    15,300       KERRY GROUP CLASS A ................    147,731
    50,000      oKIKKOMAN CORP ......................    329,897
    90,000       MEIJI SEIKA KAISHA LTD .............    495,501
     2,000       NESTLE MALAYSIA BERHAD .............     14,976
     5,899       NESTLE S.A. (REGD) .................  7,793,039
    44,000       NIPPON MEAT PACKERS, INC ...........    569,083
    93,000      oNIPPON SUISAN KAISHA LTD ...........    316,150
    13,000       NISSIN FOOD PRODUCTS CO LTD ........    338,548
     2,400       ORKLA AS SERIES A ..................    177,357
   215,900      oPARMALAT FINANZIARIA S.P.A. ........    305,312
       550      oPECHINEY S.A. ......................     21,687
    22,100       PIONEER-HI-BRED INTERNATIONAL, INC .  1,768,000
    21,000       PRIMA LTD ..........................     71,380
    23,700      oPROVIGO, INC .......................    134,854
    38,000      oQ.P. CORP ..........................    338,723
    26,100       QUAKER OATS CO .....................  1,171,237
    32,556       RALSTON PURINA CO ..................  2,675,696
    35,500       SARA LEE CORP ......................  1,477,687
   102,000       SNOW BRAND MILK PRODUCTS CO ........    525,913
    75,900       UNIGATE PLC ........................    610,758
   167,613       UNILEVER LTD .......................  4,802,267
    20,400       UNILEVER NV CERTIFICATES ...........  4,302,186
   166,306       UNITED BISCUITS HOLDINGS PLC .......    566,021
     4,900       VISCOFAN S.A. ......................    114,770
                                                      ----------
                                                      57,551,129
                                                      ----------
                FOREST PRODUCTS--0.18%
   244,669       ARJO WIGGINS APPLETON PLC ..........    716,676
    19,300       AVENOR, INC ........................    374,920
     9,400       BOISE CASCADE CORP .................    331,937
   489,200       CARTER HOLT HARVEY LTD .............  1,263,318
    19,600       CHAMPION INTERNATIONAL CORP ........  1,082,900
    16,600       DOMTAR, INC ........................    146,796
     5,900       EMPRESA NATIONAL DE CELULOSAS S.A. .    104,296
    31,200       FLETCHER CHALLENGE LTD
                  (ENERGY DIVISION) .................     94,105
   214,916       FLETCHER CHALLENGE LTD
                  (FOREST DIVISION) .................    311,733
       200       GEORGIA-PACIFIC CORP ...............     17,075
    10,500      oINTERNATIONAL FOREST PRODUCTS LTD ..     72,303
    17,000       JAYA TIASA HOLDINGS BERHAD .........     85,538
   146,331       JEFFERSON SMURFIT GROUP PLC ........    423,877
    34,100       LOUISIANA PACIFIC CORP .............    720,362
     1,600      oMAYR MELNHOF KARTO .................     82,211
     1,670       PAPIERWERKE WALDHOF-
                  ASCHAFFENBURG AG. .................    285,584
    55,600      oREPAP ENTERPRISES, INC. ............     22,568
    91,666       REXAM PLC ..........................    386,738
    16,800      oSARRIO CIA PAPELERA DE LEIZA S.A. ..     66,249
    21,100       SCA AB SERIES B ....................    442,062
     9,600       STORA KOPPARBERG BERGSLAGS
                  SERIES A FREE .....................    155,191
    75,100       STORA KOPPARBERG BERGSLAGS
                  SERIES B FREE .....................  1,223,760
    36,400      oUPM-KYMMENE OY .....................    840,936
     1,700       WILLAMETTE INDUSTRIES, INC .........    119,000
                                                      ----------
                                                       9,370,135
                                                      ----------
                HEALTHCARE--DRUGS--5.75%
   107,964       AMERICAN HOME PRODUCTS CORP ........  8,259,246
   676,700      oAMGEN, INC ......................... 39,333,187
    26,133       ASTRA AB SERIES A FREE .............    486,673
   220,533       ASTRA AB SERIES B FREE .............  3,893,068
   163,326       BRISTOL MYERS SQUIBB CO ............ 13,229,406
    67,000       CHUGAI PHARMACEUTICAL CO LTD .......    603,078
    74,000       DAIICHI PHARMACEUTICAL CO LTD ......  1,306,305
    14,000       EISAI CO LTD .......................    265,490
    16,900       ELF SANOFI S.A. ....................  1,658,050
   419,219       GLAXO WELLCOME PLC .................  8,651,556


                       See notes to financial statements.

   SHARES                                                  VALUE
   ------                                                  -----
                HEALTHCARE--DRUGS--(CONTINUED)
    23,000       KAKEN PHARMACEUTICAL CO LTD ......    $ 118,387
       600       KISSEI PHARMACEUTICALS CO LTD ....       13,213
    32,000       KYOWA HAKKO KOGYO ................      239,937
    59,162       LILLY (ELI) & CO .................    6,467,146
   170,782       MERCK & CO, INC ..................   17,675,937
    32,730       MERCK KGAA .......................    1,445,296
       200       MOCHIDA PHARMACEUTICAL CO LTD ....        1,835
    86,227      oNOVARTIS AG. (REGD) ..............  138,043,616
    10,300       NOVO NORDISK AS (CLASS B) ........    1,124,650
    35,300      oNYCOMED AS SERIES B ..............      506,296
    73,162       PFIZER, INC ......................    8,742,859
     1,250      oRHONE-POULENC RORER INC-CTF SICO .      113,268
        50       ROCHE HOLDINGS AG. (BR) ..........      687,632
     1,248       ROCHE HOLDINGS AG. (GENUSSCHEINE)    11,303,818
    41,100       SANKYO CO LTD ....................    1,382,815
     7,300       SCHERING AG. .....................      780,646
   142,600       SCHERING-PLOUGH CORP .............    6,826,975
   111,000       SHIONOGI & CO LTD ................      861,385
   311,921       SMITHKLINE BEECHAM/BECKMAN LTD ...    5,738,983
    22,100       TAISHO PHARMACEUTICAL CO LTD .....      596,777
   125,000       TAKEDA CHEMICAL INDUSTRIES LTD ...    3,517,447
    19,200       WARNER-LAMBERT CO ................    2,385,600
    67,000       YAMANOUCHI PHARMACEUTICAL CO LTD .    1,803,380
   146,416       ZENECA GROUP PLC .................    4,839,487
                                                     -----------
                                                     292,903,444
                                                     -----------
                HEALTHCARE--HOSPITAL SUPPLY--0.22%
     5,200       INSTRUMENTARIUM GROUP
                  SERIES B FREE ...................      194,216
   173,138       JOHNSON & JOHNSON CO .............   11,145,758
                                                     -----------
                                                      11,339,974
                                                     -----------
                HEALTHCARE--OTHER--0.16%
    99,833       ABBOTT LABORATORIES CO ...........    6,663,852
     2,100       BAXTER INTERNATIONAL, INC ........      109,725
    22,100       BECTON DICKINSON & CO ............    1,118,812
       463      oESSILOR INTERNATIONAL ............      124,996
        87      oQUEST DIAGNOSTICS, INC ...........        1,788
                                                     -----------
                                                       8,019,173
                                                     -----------
                HEALTHCARE--SERVICE--2.14%
 1,200,333     +oADAC LABORATORIES, INC ...........   28,357,867
   685,343       AETNA, INC .......................   70,161,989
   118,200       COLUMBIA/HCA HEALTHCARE CORP .....    4,646,737
        75      oCOVANCE, INC .....................        1,448
     8,000      oEXTENDICARE INC (SUB-VTG)(CLASS A)      118,295
    57,800      oHEALTHSOUTH CORP .................    1,441,387
    51,200      oHUMANA, INC ......................    1,184,000
    19,700       MANOR CARE, INC ..................      642,712
     8,300       MDS INC, (CLASS B) ...............      181,690
     6,917      oMEDPARTNERS, INC .................      149,580
    17,500      oOXFORD HEALTH PLANS, INC .........    1,255,625
     3,800      oPACIFICARE HEALTH SYSTEMS, INC
                  (CLASS A) .......................      230,137
     1,200      oPACIFICARE HEALTH SYSTEMS, INC
                  (CLASS B) .......................       76,650
    16,200       UNITED HEALTHCARE CORP ...........      842,400
                                                     -----------
                                                     109,290,517
                                                     -----------
                HOUSEHOLD--CONSUMER
                 ELECTRONICS--0.31%
     3,100      oBANG & OLUFSEN HOLDING A/S (CLASS B)    191,684
    89,000       CASIO COMPUTER CO LTD .............     775,437
   333,000       MATSUSHITA ELECTRIC
                  INDUSTRIAL CO LTD ................   6,722,300
    38,000       PIONEER ELECTRONIC CORP ...........     923,187
   344,000       SANYO ELECTRIC CO LTD .............   1,545,195
   100,000       SHARP CORP ........................   1,380,762
    45,200       SONY CORP .........................   3,946,077
    12,000       UNIDEN CORP .......................     177,226
    18,100      oZENITH ELECTRONICS CORP ...........     213,806
                                                     -----------
                                                      15,875,674
                                                     -----------
                HOUSEHOLD--DURABLE GOODS--0.12%
    29,400       BLACK & DECKER CORP ...............   1,093,312
    94,000       CITIZEN WATCH CO LTD ..............     726,175
     5,700       ELECTROLUX AB SERIES B ............     411,334
    83,133       EMAIL LTD .........................     295,222
    30,500       MAYTAG CO .........................     796,812
    50,100       NEWELL COS, INC ...................   1,985,212
    35,500       SHAW INDUSTRIES, INC ..............     377,187
    33,000       TAKARA STANDARD CO ................     288,387
     1,000       WHIRLPOOL CORP ....................      54,562
                                                     -----------
                                                       6,028,203
                                                     -----------
                HOUSEHOLD--PRODUCTS--0.45%
    24,800       AMSTRAD PLC .......................     117,632
     8,596       BIC S.A. ..........................   1,407,046
    30,000       DIAL CORP .........................     468,750
   128,000       KAO CORP ..........................   1,778,561
   106,500       KIMBERLY-CLARK CORP ...............   5,298,375
    58,000       LION CORP .........................     265,595
    86,000       PROCTER & GAMBLE CO ...............  12,147,500
    12,500       RUBBERMAID, INC ...................     371,875
     3,550       SMH AG. (REGD) ....................     481,523
     4,000       TAMBRANDS, INC ....................     199,500
    12,000       UNI CHARM CORP ....................     427,861
   108,500       WATERFORD WEDGWOOD PLC (UNITS) ....     141,595
                                                     -----------
                                                      23,105,813
                                                      ----------
                INSURANCE--BROKERS &
                 OTHER--0.45%
   291,000      oACE LTD ...........................  21,497,625
    13,400       MBIA, INC .........................   1,511,687
                                                      ----------
                                                      23,009,312
                                                      ----------
                INSURANCE--LIFE--0.22%
       700       AEGON NV ..........................      48,946
    12,511      oAEGON NV ARS ......................     876,551
    43,600       AON CORP ..........................   2,256,300
    28,900       IRISH LIFE ........................     148,244
    11,600       JEFFERSON-PILOT CORP ..............     810,550
    64,735       LEGAL & GENERAL GROUP PLC .........     436,879
       100       LIBERTY CORP ......................       4,075
    12,600      oPROVIDIAN FINANCIAL CORP ..........     404,775
   377,427       PRUDENTIAL CORP PLC ...............   3,652,702
    19,400       SUNAMERICA, INC ...................     945,750
    20,500       TORCHMARK CORP ....................   1,460,625
       200       UNUM CORP .........................       8,400
                                                     -----------
                                                      11,053,797
                                                     -----------
                INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--2.94%
       310      oAACHENER & MUNCHENER BETEIL (BR) .      272,357
       835      oAACHENER & MUNCHENER
                  BETEIL (REGD) ...................      737,920
        27      oALLEANZA ASSICURAZIONI (S/S) NON CV         136
    31,590      oALLIANZ AG. (REGD) ...............    6,616,749
   199,468       ALLSTATE CORP ....................   14,561,164
    78,887       AMERICAN INTERNATIONAL GROUP, INC    11,783,745
   173,122      oASSICURAZIONI GENERALI S.P.A. ....    3,145,488
     9,200       ASSUR STAD ROTTERDAM NV ..........      421,190
 1,051,560       AXA UAP ..........................   65,465,130
    21,000       CIGNA CORP .......................    3,727,500

                       See notes to financial statements.

 SHARES                                                  VALUE
 ------                                                  -----

                INSURANCE--MULTI-LINE
                 PROPERTY & CASUALTY--(CONTINUED)
     7,300       COLONIA KONZERN AG. (REGD) .......    $ 674,451
   198,299       COMMERICAL UNION ASSURANCE CO LTD     2,084,133
       900       EA-GENERALI AG. ..................      236,725
       832      oFORTIS AG NPV (STRIP VVPR) .......          185
     5,295       FORTIS AG. .......................    1,094,332
    18,700       GENERAL REINSURANCE CORP .........    3,403,400
   150,540       GUARDIAN ROYAL EXCHANGE
                  ASSURANCE PLC ...................      676,468
    35,000       HARTFORD FINANCIAL SERVICES
                  GROUP, INC ......................    2,896,250
    96,075       ING GROEP NV .....................    4,437,697
   198,900      oINSTITUTO NAZIONALE DELLE
                  ASSICURAZION ....................      302,908
   157,000       MITSUI TAISHO MARINE & FIRE CO LTD    1,136,035
       703      oMUNCHENER RUECKVERSICHERUNGS-
                 GESELLSCHAFT (REGD) (P/P) ........    1,972,724
       115      oMUNCHENER RUECKVERSICHERUNGS-
                  GESELLSCHAFT (REGD) (P/P)
                  WTS 03/13/98 ....................       40,585
   106,000       NIPPON FIRE & MARINE INSURANCE
                  CO LTD ..........................      572,474
    29,700       RAS S.P.A. .......................      234,885
   377,289       ROYAL & SUN ALLIANCE INSURANCE
                  GRP PLC .........................    2,781,694
     2,000       ROYALE BELGE VIE ACCIDENTS .......      581,354
     1,300       SAMPO INSURANCE CO SERIES A ......      126,390
     3,150      oSCHWEIZERISCHE
                  RUCKVERSICHERUNG (REGD) .........    4,461,725
   172,000       SEDGWICK GROUP LTD ...............      354,961
    12,700       SKANDIA FORSAKRINGS AB ...........      468,095
     6,400       ST. PAUL COS, INC ................      488,000
   152,000       SUMITOMO MARINE & FIRE
                  INSURANCE CO ....................    1,248,628
   181,000       TOKIO MARINE & FIRE
                  INSURANCE CO LTD ................    2,372,638
    20,900       TRANSAMERICA CORP ................    1,955,456
   107,758       TRAVELERS GROUP, INC .............    6,795,488
     5,100       USF&G CORP .......................      122,400
   109,300       WILLIS CORROON GROUP PLC .........      235,570
     3,213       ZURICH INSURANCE CO (REGD) .......    1,280,439
                                                     -----------
                                                     149,767,469
                                                     -----------
                LEISURE TIME--3.35%
    30,900       BRUNSWICK CORP ...................      965,625
    17,700       CALLAWAY GOLF CO .................      628,350
 3,715,800       CARNIVAL CORP (CLASS A) ..........  153,276,750
   113,521       DISNEY (WALT) CO .................    9,110,060
       403       EMI GROUP PLC ....................        7,226
     8,000       GENTING BERHAD ...................       38,351
   129,371       GRANADA GROUP LTD (CLASS A) ......    1,700,966
    26,150      oHARRAHS ENTERTAINMENT, INC .......      470,700
    33,300       INTERNATIONAL GAME TECHNOLOGY CO .      591,075
   358,372       LADBROKE GROUP PLC ...............    1,401,630
   401,500       MAGNUM CORP BERHAD ...............      604,477
    14,500       MATTEL, INC ......................      491,187
     4,000       NAMCO LTD ........................      154,505
     1,150      oSALOMON S.A. .....................       87,773
   136,102       THORN PLC ........................      389,605
    25,000       TOEI CO ..........................      171,502
     5,000       TOHO CO LTD ......................      825,835
     1,700       WINNEBAGO INDUSTRIES, INC ........       12,218
                                                     -----------
                                                     170,927,835
                                                     -----------
                MACHINERY--3.32%
    91,000       AMADA CO LTD .....................      803,201
   744,000      oASM LITHOGRAPHY HOLDINGS NV ......   43,099,035
    48,500       ATLAS COPCO AB SERIES B FREE .....    1,267,006
   265,300       AUSTRALIAN NATIONAL INDUSTRIES LTD      321,995
    43,500       BOMBARDIER, INC (CLASS B) ........      986,916
    18,530     xoBREMER VULKAN AG. ................       51,040
    83,000       BROTHERS INDUSTRIES LTD ..........      358,316
    44,300       CATERPILLAR, INC .................    4,756,712
     1,000       CINCINNATI MILACRON, INC .........       25,937
    10,136       COOPER INDUSTRIES, INC ...........      504,266
    32,000       DAIKIN INDUSTRIES LTD ............      290,833
    71,800       DEERE & CO .......................    3,940,025
    16,600      oDEUTZ AG .........................      158,131
    16,920       FAG KUGELFISCHER (GEORG)
                  SCHAEFER AG. ....................      315,077
    38,200       FANUC LTD ........................    1,468,851
       241       FISCHER (GEORGE) LTD (BR) ........      335,571
        21       FISCHER (GEORGE) LTD (REGD) ......        5,761
   193,744       FKI PLC ..........................      548,161
    12,500       FLS INDUSTRIES AS (CLASS B) ......      424,164
       400      oFMC CORP .........................       31,775
    86,590       IMI PLC ..........................      494,303
       653      oINDUSTRIE-WERKE KARLSRUHE
                  AUGSBURG AG. ....................      189,986
    17,500       INGERSOLL-RAND CO ................    1,080,625
    90,000       KAWASAKI HEAVY INDUSTRIES, LTD ...      419,209
   198,000       KOMATSU LTD ......................    1,609,199
    24,000       KOMORI CORP ......................      570,481
     1,700       KONE CORP SERIES B ...............      202,918
    58,000       KOYO SEIKO CO LTD ................      464,285
   169,000       KUBOTA CORP ......................      828,535
    13,000       KVAERNER INDUSTRIER AS SERIES A ..      787,550
     2,420       LINDE AG. ........................    1,853,953
    11,000       MAGNA INTERNATIONAL, INC .........      661,786
    51,000       MAKITA CORP ......................      748,757
     1,495      oMAN AG. (STAMM) ..................      460,699
     2,939       MANNESMANN AG. ...................    1,310,457
    51,500      oMETAL MANUFACTURES LTD ...........      127,326
   480,000       MITSUBISHI HEAVY INDUSTRIES LTD ..    3,687,158
    27,000       MORI SEIKI CO LTD ................      434,153
   105,000      oNIIGATA ENGINEERING CO LTD .......      192,694
   119,000       NSK LTD ..........................      766,436
   146,000       NTN TOYO BEARING CO LTD ..........      817,848
     6,000       OKUMA CORP .......................       52,958
    23,500       PARKER-HANNIFIN CORP .............    1,426,156
     1,013      oRAUMA OY .........................       23,207
    18,000       SANDEN CORP ......................      151,009
       410       SCHINDLER HOLDINGS LTD (REGD) ....      527,299
     2,100       SIDEL S.A. .......................      162,749
 2,110,800      +STORK NV .........................   86,185,821
     1,090       SULZER WINTERTHUR AG. (REGD) .....      934,563
   147,000       SUMITOMO HEAVY INDUSTRIES LTD ....      594,785
     8,000       TAKUMA CO LTD ....................      109,062
    47,700       TI GROUP PLC .....................      415,591
    30,000       TOYOTA AUTOMATIC LOOM WORKS LTD ..      681,642
       100       TRINITY INDUSTRIES, INC ..........        3,175
     5,000      oTSUGAMI CORP .....................       14,943
    11,600       UNITED DOMINION INDUSTRIES LTD ...      285,039
     1,900       VA TECHNOLOGIE AG. (BR) ..........      347,773
       300       VICKERS PLC ......................        1,026
                                                     -----------
                                                     169,317,929
                                                     -----------

                       See notes to financial statements.

   SHARES                                                VALUE
   ------                                                -----

                METALS--ALUMINUM--0.12%
    27,400       ALCAN ALUMINIUM CO LTD .............  $ 935,445
     3,900       ALCAN ALUMINIUM CO LTD (U.S.) ......    135,281
    36,100       ALUMINUM CO OF AMERICA .............  2,721,037
     1,130       ALUSUISSE LONZA HOLDINGS AG. (BR) ..  1,158,755
     2,850      oGRANGES ............................     37,779
    59,600       TOYO SEIKAN KAISHA LTD .............  1,322,944
                                                     -----------
                                                       6,311,241
                                                     -----------
                METALS--GOLD--1.33%
    25,400       BARRICK GOLD CORP ..................    553,254
    55,700       BARRICK GOLD CORP (U.S.) ...........  1,225,400
    22,800       ECHO BAY MINES LTD .................    127,254
   958,900      oEUOR-NEVADA MINING CORP ............ 29,539,911
   650,400      oFRANCO-NEVADA MINING CORP LTD ...... 32,647,298
     4,500       FREEPORT-MCMORAN COPPER &
                  GOLD, INC (CLASS A) ...............    131,625
    12,500       FREEPORT-MCMORAN COPPER &
                  GOLD, INC (CLASS B) ...............    389,062
    69,400       GREAT CENTRAL MINES LTD ............    131,130
    45,200       NEWMONT MINING CORP ................  1,762,800
   428,288       NORMANDY MINING LTD ................    478,101
    30,000       PLACER DOME, INC ...................    487,097
    27,800       SONS OF GWALIA NL ..................    102,680
                                                     -----------
                                                      67,575,612
                                                     -----------
                METALS--NON-FERROUS--0.27%
    25,500       ABERFOYLE LTD ......................     70,687
    14,700       COMINCO LTD ........................    391,581
    88,000       FUJIKURA LTD .......................    822,864
   188,000       FURUKAWA ELECTRIC CO LTD ...........  1,197,697
     5,381       INCO LTD ...........................    160,891
    20,000       INCO LTD (U.S.) ....................    601,250
    18,350       JOHNSON MATTHEY PLC ................    176,826
   360,850       MIM HOLDINGS LTD ...................    529,883
   261,000       MITSUBISHI MATERIALS CORP ..........  1,044,642
   169,000       NIPPON LIGHT METAL CO LTD ..........    615,863
    27,500       NORANDA, INC .......................    593,016
   199,444       NORTH LTD ..........................    754,588
    34,500       OUTOKUMPU OY SERIES A ..............    684,126
    18,200       PHELPS DODGE CORP ..................  1,550,412
    66,520       RGC LTD ............................    241,708
     8,200       RIO ALGOM LTD ......................    200,304
    71,900       RIO TINTO LTD ......................  1,216,327
    36,050       RIO TINTO PLC (BR) .................    629,979
    34,910       RIO TINTO PLC (REGD) ...............    608,023
    95,300       STRAITS TRADING CO .................    207,956
    31,000       SUMITOMO METAL MINING CO LTD .......    219,436
    16,200       TECK CORP LTD (CLASS B) ............    328,203
     5,800       TRELLEBORG AB SERIES B FREE ........     95,261
     6,300      oUNION MINIERE GROUP S.A. ...........    590,561
                                                     -----------
                                                      13,532,084
                                                     -----------
                METALS--STEEL--1.38%
     2,900       ACERINOX S.A. ......................    544,389
    55,400       ALLEGHENY TELEDYNE, INC ............  1,495,800
   408,000       AMSTEEL CORP BERHAD ................    311,981
     1,100      oBETHLEHEM STEEL CORP ...............     11,481
     1,600       BOHLER-UDDEHOLM AG.(BR) ............    124,100
   133,000       DAIDO STEEL CO LTD .................    430,046
     9,100       DOFASCO, INC .......................    172,488
     8,900       HOOGOVENS NEN STAALIADRIEREN NV ....    496,942
    72,000      oJAPAN STEEL WORKS LTD ..............    140,313
   354,000       KAWASAKI STEEL CORP ................  1,153,915
    48,000      oKOBE STEEL LTD .....................     91,864
   861,000       NIPPON STEEL CORP ..................  2,753,886
   506,000       NKK CORP ...........................  1,087,795
    20,100       NUCOR CORP .........................  1,135,650
     2,513       PREUSSAG AKTIEGESELLSCHAFT AG. .....    736,190
    10,800      oSTELCO, INC (CLASS A) ..............     80,632
   656,000       SUMITOMO METAL INDUSTRIES LTD ......  1,868,887
 2,740,500       SVENSKT STAL AB SERIES A ........... 55,998,028
     1,884       THYSSEN AG. ........................    446,511
     9,000       TOKYO STEEL MANUFACTURING CO LTD ...    100,673
    53,000      oUSINOR SACILOR S.A. ................    956,908
       100       USX-US STEEL GROUP, INC ............      3,506
                                                     -----------
                                                      70,141,985
                                                     -----------
                MISCELLANEOUS MATERIALS &
                 COMMODITIES--0.47%
    96,000       ASAHI GLASS CO LTD .................    956,396
   950,000      oFIRST OLSEN TANKERS LTD ............  7,461,611
   225,000       GOLDEN HOPE PLANTATIONS BERHAD .....    386,886
    49,000      oGOLDEN PLUS HOLDINGS BHD ...........     88,914
   110,000       HIGHLANDS & LOWLANDS BERHAD ........    168,225
    73,000      oIOI CORP ...........................     83,296
   145,000      oKEMAYAN CORP BERHAD ................    168,898
   135,000       NIPPON SHEET GLASS CO LTD ..........    497,860
   123,000       PERLIS PLANTATIONS BERHAD ..........    360,618
     1,900      oRADEX HERAKLITH
                  INDUSTRIEBETEIL AG. ...............     80,425
     3,100       SOMMER ALLIBERT ....................    108,772
 1,726,428       WASSALL PLC ........................  8,878,478
 3,750,000      oWASSALL FLTG RTE NON CUM PRF B .....  4,805,666
                                                     -----------
                                                      24,046,045
                                                     -----------
                OFFICE EQUIPMENT--1.70%
    24,800      oAPPLE COMPUTER, INC ................    353,400
       200      oDATA GENERAL CORP ..................      5,200
    17,000      oDIGITAL EQUIPMENT CORP .............    602,437
   151,152       HEWLETT-PACKARD CO .................  8,464,512
     3,200       IKON OFFICE SOLUTIONS, INC .........     79,800
   160,480       INTERNATIONAL BUSINESS
                  MACHINES CORP ..................... 14,473,290
     5,000       KOKUYO CO LTD ......................    135,454
    70,800      oSEAGATE TECHNOLOGY, INC ............  2,491,275
   758,400       XEROX CORP .........................  9,818,800
                                                     -----------
                                                      86,424,168
                                                     -----------
                PAPER--0.16%
   235,300       FLETCHER CHALLENGE LTD
                  (PAPER DIVISION) ..................    569,366
    55,500       INTERNATIONAL PAPER CO .............  2,695,218
    20,400       JAMES RIVER CORP OF VIRGINIA .......    754,800
    86,000       MALAYSIAN PACIFIC INDUSTRIES
                  BERHAD ............................    374,802
    16,500       MEAD CORP ..........................  1,027,125
    66,000       MITSUBISHI PAPER MILLS LTD .........    258,394
    41,000       NIPPON PAPER INDUSTRIES CO .........    237,552
   212,666       OJI PAPER CO LTD ...................  1,317,668
    31,800       WESTVACO CORP ......................    999,712
                                                     -----------
                                                       8,234,637
                                                     -----------
                PETROLEUM--
                 EXPLORATION & PRODUCTION--2.02%
    30,700      oANDERSON EXPLORATION LTD ............   396,100
 1,950,000       BRITISH-BORNEO PETROLEUM
                  SYNDICATE PLC ......................46,003,332
    11,866       LONDON & SCOTTISH MARINE OIL PLC ....    51,247
    14,300      oPOCO PETROLEUM LTD ..................   146,669
    14,700       RANGER OIL LTD ......................   137,452
 2,904,000       SAGA PETROLEUM AS SERIES A ..........55,138,198
       400      oSANTA FE ENERGY RESOURCES, INC ......     5,875
    33,700      oTALISMAN ENERGY, INC ................ 1,036,942
                                                     -----------
                                                     102,915,815
                                                     -----------
                       See notes to financial statements.

   SHARES                                                VALUE
   ------                                                -----

                PETROLEUM--INTEGRATED--5.37%
    29,600       ALBERTA ENERGY LTD .................  $ 745,578
    57,500       AMOCO CORP .........................  4,998,906
    71,500       ATLANTIC RICHFIELD CO ..............  5,040,750
 2,400,873       BRITISH PETROLEUM PLC .............. 29,828,444
   268,193       BROKEN HILL PROPRIETARY CO LTD .....  3,914,723
    21,076       BURMAH CASTROL PLC .................    356,906
    20,200       CANADIAN OCCIDENTAL PETROLEUM LTD ..    453,899
    89,900       CHEVRON CORP .......................  6,646,981
    44,882       ELF AQUITANE S.A. ..................  4,846,743
18,608,500       ENTE NAZIONALE IDROCARBURI S.P.A. ..105,314,805
   315,700       EXXON CORP ......................... 19,415,550
     8,200      oGULF CANADA RESOURCES LTD ..........     67,164
    27,600       IMPERIAL OIL LTD ...................  1,415,410
   140,000       MITSUBISHI OIL CO LTD ..............    623,964
   293,200       MOBIL CORP ......................... 20,487,350
   308,000       NIPPON OIL CO LTD ..................  1,687,640
    25,400       NORCEN ENERGY RESOURCES LTD ........    605,726
    45,100       NORSK HYDRO AS .....................  2,458,049
   103,200       OCCIDENTAL PETROLEUM CORP ..........  2,586,450
     4,000       OMV AKTIENGESELLS AG. ..............    512,484
     3,000       PETROFINA S.A. .....................  1,136,979
    64,608       REPSOL S.A. ........................  2,736,650
   986,400       ROYAL DUTCH PETROLEUM CO ........... 51,401,709
   163,175       SANTOS LTD .........................    680,936
    19,200       SUNCOR ENERGY, INC .................    514,932
    24,750       TOTAL S.A. .........................  2,504,091
    18,420       UNOCAL CORP ........................    714,926
    76,000       USX-MARATHON GROUP, INC ............  2,194,500
                                                     -----------
                                                     273,892,245
                                                     -----------
                PETROLEUM--SERVICE--2.63%
    11,300       BAKER HUGHES, INC ..................    437,168
        20      oGLOBAL INDUSTRIAL TECHNOLOGIES, INC         410
    52,300      oGLOBAL MARINE, INC .................  1,215,975
     1,300       HALLIBURTON CO .....................    103,025
     6,800       HELMERICH & PAYNE, INC .............    391,850
 2,350,850      +IHC CALAND NV ......................128,742,931
     9,375       KONINKLIJKE PAKHOED HOLDINGS NV ....    331,112
    12,700       MCDERMOTT INTERNATIONAL, INC .......    370,681
     3,200       TECHNIP S.A. .......................    371,726
    18,900       TIDEWATER, INC .....................    831,600
    16,800      oWESTERN ATLAS, INC .................  1,230,600
                                                     -----------
                                                     134,027,078
                                                     -----------
                PHOTOGRAPHY--0.13%
    45,200       EASTMAN KODAK CO ...................  3,469,100
    78,000       FUJI PHOTO FILM CO LTD .............  3,142,369
                                                     -----------
                                                       6,611,469
                                                     -----------
                PROPERTY--REAL ESTATE--0.51%
    41,000       BRITISH LAND PLC ...................    386,217
   480,000       CHEUNG KONG HOLDINGS LTD ...........  4,739,707
       197       CHINESE ESTATES LTD ................        185
   193,560       CITY DEVELOPMENT LTD ...............  1,895,259
    13,665      oCITY DEVELOPMENT LTD WTS 07/18/98 ..    107,041
     4,400       CRESCENT REAL ESTATE EQUITIES, INC .    139,700
       440      oCRESECENT OPERATING, INC ...........      5,280
    14,000       DAIKYO, INC ........................     54,811
   130,000       DBS LAND LTD .......................    410,966
    61,084      oEVERGO CHINA HOLDINGS LTD ..........      7,884
    56,400       GENERAL PROPERTY TRUST .............    111,975
    13,520       GREAT PORTLAND ESTATES PLC .........     46,802
    11,627       HAMMERSON PLC ......................     90,465
   425,000       HANG LUNG DEVELOPMENT CO LTD .......    778,979
    11,000      oHENDERSON LAND DEVELOPMENT CO LTD ..     97,614
   234,000       HONG LEONG PROPERTIES BERHAD .......    266,077
 1,299,000       HOPEWELL HOLDINGS LTD ..............    821,588
   127,000      oHOTEL PROPERTIES LTD ...............    215,841
     1,000       HYSAN DEVELOPMENT CO LTD ...........      2,949
   165,000      oIGB CORP BERHAD ....................    164,738
       592       LAND SECURITIES PLC ................      8,350
   107,200       MEPC PLC ...........................    879,575
   196,000       MITSUBISHI ESTATE CO LTD ...........  2,843,321
   149,000       MITSUI FUDOSAN CO LTD ..............  2,057,335
   149,000       MULPHA INTERNATIONAL BERHAD ........    119,837
    37,250      oMULPHA INTERNATIONAL BERHAD RTS ....      6,346
   236,128       NEW WORLD DEVELOPMENT CO LTD .......  1,408,115
     8,566       SCHRODERS PROPERTY FUND ............     15,274
        99      oSIMCO (REGD) NEW ...................      7,706
   397,000       SINO LAND CO .......................    430,445
    29,300       SLOUGH ESTATES PLC .................    145,316
   418,900       SUN HUNG KAI PROPERTIES LTD ........  5,042,060
   136,000       TAI CHEUNG HOLDINGS LTD ............    107,960
    46,200       UNITED OVERSEAS LAND LTD ...........     62,685
    13,800       VALLEHERMOSO S.A. ..................    372,959
   343,700       WESTFIELD TRUST (UNITS) ............    700,400
     3,516     ~oWESTFIELD TRUST (UNITS) NEW ........      6,906
   287,000       WHARF HOLDINGS LTD .................  1,244,715
                                                     -----------
                                                      25,803,383
                                                      ----------
                PUBLISHING--NEWSPAPER--0.17%
    17,600       GANNETT CO, INC ....................  1,738,000
    18,000      oNEW STRAITS TIMES PRESS
                  BERHAD ............................    105,546
   510,634       NEWS CORP LTD ......................  2,429,300
    16,900       PEARSON PLC ........................    195,620
    19,000       SINGAPORE PRESS HOLDINGS LTD (FR) ..    382,711
    31,100       TIMES MIRROR CO SERIES A ...........  1,718,275
    38,500       TRIBUNE CO .........................  1,850,406
                                                     -----------
                                                       8,419,858
                                                     -----------
                PUBLISHING--OTHER--0.31%
   137,000       DAI NIPPON PRINTING CO LTD .........  3,100,859
        55       DE LA RUE CO PLC ...................        337
    21,700       DUN & BRADSTREET CORP ..............    569,625
    38,400       ELSEVIER UTIGEVERSMIJ NV ...........    642,841
    32,000       GAKKEN CO LTD ......................    168,627
    36,900       INDEPENDENT NEWSPAPERS PLC .........    217,117
     5,800       MCGRAW HILL COS, INC ...............    341,112
     5,500       READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VTG) ...............    157,781
   155,320       REED INTERNATIONAL PLC .............  1,504,464
   470,000       SOUTH CHINA MORNING POST ...........    461,063
     9,600       SOUTHAM, INC .......................    164,221
   104,500       THOMSON CORP .......................  2,408,742
    96,371       TIME WARNER, INC ...................  4,649,900
    13,536       WOLTERS KLUWER NV ..................  1,651,151
                                                      ----------
                                                      16,037,840
                                                      ----------
                RAILROAD--3.47%
    43,100       BURLINGTON NORTHERN SANTA FE CORP ..  3,873,612
 2,189,900       CANADIAN PACIFIC LTD ............... 62,382,644
    66,196       CSX CORP ...........................  3,673,878
       490       EAST JAPAN RAILWAY CO ..............  2,517,880
    94,250       HANKYU CORP ........................    521,370
   121,769       KINKI NIPPON RAILWAY CO LTD ........    744,897
   221,490       NAGOYA RAILROAD CO LTD .............    913,603
   117,000       NANKAI ELECTRIC RAILWAY CO .........    597,118
   136,000       NIPPON EXPRESS CO LTD ..............  1,087,481
     6,100       NORFOLK SOUTHERN CORP ..............    614,575
    14,950       ODAKYU ELECTRIC RAILWAY CO LTD .....     88,840
 9,444,700      oRAILTRACK GROUP PLC ................ 98,321,182

                       See notes to financial statements.

   SHARES                                                VALUE
   ------                                                -----
                RAILROAD--(CONTINUED)
    15,020       TOBU RAILWAY CO LTD ...............    $ 69,436
   144,000       TOKYU CORP ........................     894,733
     6,200       UNION PACIFIC CORP ................     437,100
                                                     -----------
                                                     176,738,349
                                                     -----------
                RESTAURANTS & HOTELS--2.59%
     5,233       ACCOR S.A. ........................     784,371
10,796,200       COMPASS GROUP PLC ................. 121,105,099
    15,100       CRACKER BARREL OLD COUNTRY
                  STORE, INC .......................     400,150
    39,100       DARDEN RESTAURANTS, INC ...........     354,343
    27,700       HILTON HOTELS CORP ................     735,781
   251,000       HONG KONG & SHANGHAI HOTELS LTD ...     400,119
    63,700      oHOST MARRIOTT CORP ................   1,134,656
     9,300      oITT CORP ..........................     567,881
    89,166       MCDONALDS CORP ....................   4,307,832
       339       MOEVENPICK HOLDINGS (BR) ..........     102,427
    42,000       OVERSEAS UNION ENTERPRISES LTD ....     193,873
    16,075      oPROMUS HOTEL CORP .................     622,906
 1,030,800       REGAL HOTELS INTERNATIONAL LTD ....     279,410
     5,000       RESORTS WORLD BERHAD ..............      15,055
     5,800      oSCOTTS RESTAURANTS INC ............      25,855
   348,000       SHANGRI-LA ASIA LTD ...............     417,744
    13,000       SHANGRI-LA HOTEL LTD ..............      38,914
    28,000       SKYLARK CO LTD ....................     428,211
       700       SODEXHO ALLIANCE S.A. .............     358,763
                                                     -----------
                                                     132,273,390
                                                     -----------
                RETAIL--FOOD--0.35%
     2,200       ALBERTSONS, INC ...................      80,300
    45,500       AMERICAN STORES CO ................   2,246,562
     6,295       CARREFOUR SUPERMARCHE S.A. ........   4,576,239
    15,000       CASINO GUICHARD-PERRACHON S.A. ....     743,230
       826       DAIRY FARM INTERNATIONAL
                  HOLDINGS LTD .....................         619
    14,100       DELHAIZE FRERES NV ................     741,268
    13,512       KONINKLIJKE AHOLD NV ..............   1,142,033
    79,900      oKROGER CO .........................   2,317,100
     4,400       PROMODES S.A. .....................   1,715,485
   224,434       SAFEWAY PLC .......................   1,298,001
    25,573       SAINSBURY (J) PLC .................     155,135
    17,300       SUPERVALU, INC ....................     596,850
   388,494       TESCO PLC .........................   2,389,078
                                                     -----------
                                                      18,001,900
                                                     -----------
                RETAIL--GENERAL MERCHANDISE--1.79%
    23,000       AOYAMA TRADING CO LTD .............     739,668
   114,280       BOOTS CO LTD ......................   1,338,030
    77,600       BULGARI S.P.A. ....................     438,949
    21,400       CANADIAN TIRE, INC (CLASS A) ......     418,817
    11,400      oCML GROUP, INC ....................      20,662
    34,600       COLES MYER LTD ....................     178,604
       875       COMPTOIRS MODERNES ................     462,017
    31,700      oCOSTCO COMPANIES, INC .............   1,042,137
    99,900      oCUC INTERNATIONAL, INC ............   2,578,668
    94,000       DAIEI, INC ........................     603,777
    85,000       DAIMARU, INC ......................     489,515
    39,100       DAYTON HUDSON CORP ................   2,079,631
     6,700       DOUGLAS HOLDINGS AG. ..............     267,215
    12,400       GAP, INC ..........................     482,050
    37,190       GREAT UNIVERSAL STORES PLC ........     376,323
    29,200       HENNES & MAURITZ AB SERIES B ......   1,027,158
    50,900       HOME DEPOT, INC ...................   3,508,918
    14,800       HUDSONS BAY CO ....................     332,560
 1,317,500       INTIMATE BRANDS, INC (CLASS A) ....  27,667,500
     6,000       ISETAN CO .........................      74,456
    55,000       ITO-YOKADO CO LTD .................   3,196,289
       180      oJELMOLI HOLDING AG (BR) ...........     112,353
    28,000       JUSCO CO LTD ......................     946,958
     1,682      oK MART CORP .......................      20,604
        50      oKARSTADT AG. ......................      17,818
   202,640       KINGFISHER PLC ....................   2,300,070
    44,700       LIMITED, INC ......................     905,175
   474,866       MARKS & SPENCER PLC ...............   3,935,791
    45,000       MARUI CO LTD ......................     837,633
    70,800       MAY DEPARTMENT STORES CO ..........   3,345,300
    13,286      oMETRO AG ..........................   1,456,991
    32,000      oMETRO HOLDINGS LTD ................     104,741
    85,000       MYCAL CORP ........................   1,225,644
   117,570       NEXT PLC ..........................   1,327,632
    70,600       PENNEY, (J.C.) CO, INC ............   3,684,437
     4,900      oPINAULT-PRINTEMPS-REDOUTE S.A. ....   2,356,944
       600       RINASCENTE S.P.A. .................       3,332
      1200      oRINASCENTE S.P.A. RTS .............         124
     9,300       ROUSE CO ..........................     274,350
        43       SEARS PLC .........................          47
    82,400       SEARS ROEBUCK & CO ................   4,429,000
    50,000       SEIYU LTD .........................     401,557
       249       SEVEN-ELEVEN JAPAN CO LTD .........      18,844
    14,000       SHIMACHU CO .......................     420,870
     7,900      oSTAPLES, INC ......................     183,675
     3,800       STOCKMANN B FREE ..................     201,917
    46,000       TAKASHIMAYA CO LTD ................     627,110
    17,000       TANDY CORP ........................     952,000
    74,600      oTOYS R US, INC ....................   2,611,000
    54,000       UNY CO LTD ........................   1,057,069
       267      oVALORA HOLDINGS AG REGD ...........      56,773
   264,958       WAL-MART STORES, INC ..............   8,958,892
    41,800      oWOOLWORTH CORP ....................   1,003,200
                                                      ----------
                                                      91,100,795
                                                      ----------
                TEXTILE & APPAREL--1.43%
   562,970       ADIDAS AG. ........................  62,351,187
    12,480       BENETTON GROUP S.P.A. .............     199,233
     2,962       CHARGEURS S.A. ....................     170,828
   119,098       COATS VIYELLA PLC .................     252,723
    42,990       COURTAULDS TEXTILES PLC ...........     219,295
    40,100       DAWSON INTERNATIONAL PLC ..........      47,717
        90      oDOLLFUS-MIEG & CIE S.A. ...........       1,536
    24,000      oFRUIT OF THE LOOM, INC (CLASS A) ..     744,000
    88,000       GUNZE LTD .........................     401,434
    97,000       KURABO INDUSTRIES LTD .............     261,934
     5,400       LIZ CLAIBORNE, INC ................     251,775
    44,000       MITSUBISHI RAYON CO LTD ...........     181,491
    39,300       NIKE, INC (CLASS B) ...............   2,294,137
    71,000       NISSHINBO INDUSTRY, INC ...........     645,287
    42,000       ONWARD KASHIYMA CO LTD ............     697,372
    89,000      oRENOWN, INC .......................     221,664
   218,000       TEIJIN LTD ........................   1,028,755
    32,000       TOKYO STYLE CO LTD ................     444,640
   158,000       TORAY INDUSTRIES, INC .............   1,128,082
    18,900       VF CORP ...........................   1,601,775
                                                      ----------
                                                      73,144,865
                                                      ----------
                TOBACCO--2.76%
   505,361       B.A.T. INDUSTRIES LTD .............   4,520,763
        50      oCIE FINANCIERE RICHEMONT AG.
                  (UNITS A) ........................      72,364
 2,605,000       PHILIP MORRIS COS, INC ............ 115,596,875
 5,195,000      oPT HANJAYA MANDALA SAMPOERNA (FR) .  19,803,469
    87,000       R.J. REYNOLDS BERHAD ..............     217,155

                       See notes to financial statements.

   SHARES                                                VALUE
   ------                                                -----
                TOBACCO--(C0NTINUED)
    33,300       ROTHMANS HOLDINGS LTD .............   $ 205,075
    14,200       SEITA S.A. ........................     449,872
                                                      ----------
                                                     140,865,573
                                                      ----------
                TRADING COMPANIES--0.18%
    33,000       INCHCAPE BERHAD ....................    118,862
    68,000       ITOCHU CORP ........................    366,653
   161,000      oMALAYSIAN MOSAICS BERHAD ...........    218,153
   311,000       MARUBENI CORP ......................  1,413,271
   271,000       MITSUBISHI CORP ....................  3,386,624
   142,000       MITSUI & CO LTD ....................  1,365,031
    47,000       NAGASE & CO ........................    372,534
   196,000       SUMITOMO CORP ......................  1,866,999
                                                      ----------
                                                       9,108,127
                                                      ----------
                TRUCKERS & SHIPPING--0.44%
     9,600       BERGESEN D.Y. AS (CLASS B) ..........   226,860
    10,900       CALIBER SYSTEM, INC .................   406,025
   185,000       CHUAN HUP HOLDINGS LTD ..............   133,270
        45       DAMPSKIBSSELSKABET AF 1912
                  (CLASS B) .......................... 1,611,824
        33       DAMPSKIBSSELSKABET
                  SVENDBORG (CLASS B) ................ 1,707,063
   144,000      oHAI SUN HUP GROUP LTD ...............   103,734
    43,200      oHAI SUN HUP WTS 05/10/02 ............    11,481
       144      oHALTER MARINE GROUP, INC ............     3,456
    59,000       HITACHI ZOSEN CORP ..................   235,114
 1,127,656       ICB SHIPPING AB SERIES B ............11,520,983
    76,000       KAMIGUMI CO LTD .....................   428,385
   148,000      oKAWASAKI KISEN KAISHA LTD ...........   298,768
       100       KONINKLIJKE NEDLLOYD GROEP NV .......     2,893
    85,286       LAIDLAW, INC (CLASS B) .............. 1,177,659
    10,000       LEIF HOEGH & CO .....................   214,457
    87,000       MALAYSIAN INTERNATIONAL
                  SHIPPING CO (FR) ...................   225,772
     8,000       MITSUBISHI WAREHOUSE &
                  TRANSPORTATION CO LTD ..............   114,655
   230,000      oMITSUI ENGINEERING & SHIP
                  BUILDING CO LTD ....................   502,492
   266,000      oMITSUI OSK LINES LTD ................   548,599
    17,000       MITSUI SOKO CO LTD ..................   118,701
       200       NEPTUNE ORIENT LINES LTD ............       179
   102,000       NIPPON YUSEN KABUSHIKI KAISHA .......   396,663
    51,680       OCEAN GROUP PLC .....................   453,708
    20,455       PENINSULAR & ORIENTAL STEAM
                  NAVIGATION CO ......................   204,259
     2,900       PITTSTON BURLINGTON GROUP CO ........    81,562
    47,000       SEINO TRANSPORTATION CO LTD .........   509,308
       800      oUNITOR AS ...........................    11,474
    36,000       VAN DER HORST LTD ...................    66,219
   100,358       YAMATO TRANSPORT CO LTD ............. 1,254,150
                                                      ----------
                                                      22,569,713
                                                      ----------
                UTILITIES--ELECTRIC--1.03%
    67,700       AUSTRALIA GAS LIGHT CO ..............   395,622
    45,700       BALTIMORE GAS & ELECTRIC CO ......... 1,219,618
    34,800       CENTERIOR ENERGY CORP ...............   389,325
    66,600       CENTRAL & SOUTH WEST CORP ........... 1,415,250
   348,000       CHINA LIGHT & POWER CO LTD .......... 1,971,935
       100       CHUBU ELECTRIC POWER CO INC .........     1,808
    73,700       CONSOLIDATED EDISON CO OF
                  NEW YORK, INC ...................... 2,169,543
    28,100       DOMINION RESOURCES, INC ............. 1,029,162
    45,100       DTE ENERGY CO ....................... 1,245,887
     8,500       DUKE ENERGY CORP ....................   407,468
    72,250       EDISON ..............................   359,193
     9,150       ELECTRABEL NV ....................... 1,962,321
    10,950      oELECTRABEL S.A. (STRIP VVPR) ........     7,310
    14,527       EMPRESA NACIONAL DE ELECTRIDAD S.A. . 1,221,773
    74,600       ENTERGY CORP ........................ 2,042,175
    37,800       GPU, INC ............................ 1,356,075
     1,700       HOUSTON INDUSTRIES, INC .............    36,443
    73,404       IBERDROLA S.A. ......................   928,277
    16,800       ILLINOVA CORP .......................   369,600
   148,210       KANSAI ELECTRIC POWER CO, INC ....... 2,862,407
    37,900       LONG ISLAND LIGHTING CO .............   871,700
   239,308       NATIONAL GRID GROUP PLC .............   874,225
   291,900       NATIONAL POWER PLC .................. 2,535,923
    44,900      oNIAGARA MOHAWK POWER CORP ...........   384,456
     1,600       NORTHEAST UTILITIES CO ..............    15,300
     3,900       OESTERREICHISCHE
                  ELEKTRIZITAETSWIRSCHAFTS AG. .......   274,741
    55,400       PECO ENERGY CO ...................... 1,163,400
    21,900       PG&E CORP ...........................   531,075
    51,100       PP&L RESOURCES, INC ................. 1,018,806
    57,500       PUBLIC SERVICE ENTERPRISE GROUP, INC. 1,437,500
     4,610      oRHEIN-WESTFALEN
                  ELECTRIC AG. (STAMM) ...............   198,410
   335,872       SCOTTISH POWER PLC .................. 2,185,657
    38,700       SOUTHERN CO .........................   846,562
    66,700       SOUTHERN ELECTRIC PLC ...............   492,324
   457,000       TENAGA NASIONAL BERHAD .............. 2,227,062
    70,500       TEXAS UTILITIES CO .................. 2,427,843
    90,654       TOHOKU ELECTRIC POWER CO, INC ....... 1,616,139
   218,987       TOKYO ELECTRIC POWER CO, INC ........ 4,612,083
       900       TRACTEBEL NV ........................   375,516
       600      oTRACTEBEL NV PUT WTS 11/15/99 .......     6,442
    20,500       TRANSALTA CORP ......................   244,436
     9,200      oTUCSON ELECTRIC POWER CO ............   133,400
    17,400       UNICOM CORP .........................   387,150
    76,350       VEBA AG. ............................ 4,293,755
     4,349      oVIAG AG. ............................ 1,979,086
                                                      ----------
                                                      52,524,183
                                                      ----------
                UTILITIES--GAS & PIPELINE--0.29%
   607,370       BG PLC .............................. 2,233,969
   615,170      oCENTRICA PLC ........................   749,953
    29,700       COASTAL CORP ........................ 1,579,668
    17,400       COLUMBIA GAS SYSTEMS, INC ........... 1,135,350
       100       CONSOLIDATED NATURAL GAS CO .........     5,381
     4,700       EASTERN ENTERPRISES CO ..............   163,031
     6,287       oENERGIA E INDUSTRIAS
                  ARAGONESAS S.A. ....................    45,310
    36,000       ENRON CORP .......................... 1,469,250
     7,700       ENSERCH CORP ........................   171,325
    10,900       GAS NATURAL SDG S.A. ................ 2,385,571
   537,000       HONG KONG & CHINA GAS CO LTD ........ 1,074,372
    10,368       IPL ENERGY, INC .....................   346,827
    54,500       ITALGAS S.P.A. ......................   176,253
   115,000       OSAKA GAS CO LTD ....................   330,640
    23,700       PACIFIC ENTERPRISES, INC ............   796,912
   229,000       TOKYO GAS CO LTD ....................   636,391
    32,350       WILLIAMS COS, INC ................... 1,415,312
                                                      ----------
                                                      14,715,515
                                                      ----------
                UTILITIES--OTHER--0.15%
    80,390       ANGLIAN WATER PLC ....................  871,661
    24,394      oCOMPAGNIE GENERALE DES EAUX ..........3,128,719
    24,394      oCOMPAGNIE GENERALE DES EAUX
                  WTS 05/02/01 ........................   14,625
    44,000       HYDER PLC ............................  594,987
   116,774      oTHAMES WATER PLC .....................1,347,796
   148,671       UNITED UTILITIES PLC .................1,634,295
                                                      ----------
                                                       7,592,083
                                                      ----------
                       See notes to financial statements.

    SHARES                                                VALUE
    ------                                                -----
                UTILITIES--TELEPHONE--7.11%
   201,719       AT & T CORP ....................... $ 7,072,772
    77,700       BCE, INC ..........................   2,162,714
    10,500       BCE, INC (U.S.) ...................     294,000
    78,700       BELL ATLANTIC CORP ................   5,971,362
   173,394       BELLSOUTH CORP ....................   8,041,146
 1,063,991      oBRITISH TELECOMMUNICATIONS PLC ....   7,897,768
   147,238       CABLE & WIRELESS PLC ..............   1,353,891
   267,950       DEUTSCHE TELEKOM AG ...............   6,458,106
 2,202,372       HONG KONG TELECOMMUNICATIONS LTD ..   5,259,098
    71,410       KONINKLIJKE PTT NEDERLAND NV ......   2,806,393
     1,766       NIPPON TELEGRAPH & TELEPHONE CORP .  16,976,381
    57,100       NYNEX CORP ........................   3,290,387
   160,926       SBC COMMUNICATIONS, INC ...........   9,957,296
   384,000      oSINGAPORE TELECOMMUNICATIONS LTD ..     709,022
       100       SOUTHERN NEW ENGLAND
                  TELECOMMUNICATIONS CORP ..........       3,887
    21,350       SPRINT CORP .......................   1,123,543
   165,000       oTECHNOLOGY RESOURCES
                  INDUSTRIES BERHAD ................     283,716
    10,600       TELE DANMARK AS (CLASS B) .........     551,526
   208,600       TELECOM CORP OF NEW ZEALAND .......   1,060,418
23,492,099       TELECOM ITALIA MOBILE S.P.A. ......  75,973,448
 1,008,200       TELECOM ITALIA S.P.A. .............   3,017,461
   167,503       TELEFONICA DE ESPANA S.A. .........   4,851,513
   513,000       TELEKOM MALAYSIA BERHAD ...........   2,398,338
    20,200       TELUS CORP ........................     371,172
   208,804       VODAFONE GROUP PLC ................   1,016,474
 6,042,430      oWORLDCOM, INC ..................... 193,357,760
                                                   -------------
                                                     362,259,592
                                                   -------------
               TOTAL COMMON STOCK
                (COST $4,046,769,577) .............4,898,043,368
                                                   -------------
  PRINCIPAL
  ---------
               SHORT TERM INVESTMENTS--9.06%
                BANK NOTES--0.33%
                 BANK OF AMERICA
$17,000,000      5.580%,  09/08/97 ................   16,992,394
                                                   -------------
                COMMERCIAL PAPER--2.86%
                 AIRTOUCH COMMUNICATIONS, INC
  7,500,000      # 5.750%,  07/17/97 ..............    7,479,883
                 CIESCO LP
 17,500,000        5.530%,  07/11/97 ..............   17,469,949
                 COLUMBIA/HCA HEALTHCARE CORP
  7,500,000        5.700%,  07/10/97 ..............    7,488,145
                 CONAGRA, INC
  7,500,000        5.720%,  07/10/97 ..............    7,488,042
                 CORPORATE ASSET FUNDING CORP, INC
 25,000,000      # 5.570%,  07/09/97 ..............   24,964,875
                 CSX CORP
  7,000,000        5.720%,  07/14/97 ..............    6,984,374
                 GENERAL ELECTRIC CAPITAL CORP
 18,000,000        6.625%,  07/01/97 ..............   17,996,749
                 GENERAL MOTORS ACCEPTANCE CORP
 25,000,000        5.800%,  10/09/97 ..............   24,605,820
                 NATIONAL RURAL UTILITIES
                  COOPERATIVE FINANCE
  8,900,000      # 5.550%,  08/20/97 ..............    8,829,645
                 PRAXAIR, INC
  7,500,000        5.750%,  07/28/97 ..............    7,466,866
                 WALT DISNEY CO
 15,000,000        5.330%,  07/09/97 ..............   14,978,925
                                                   -------------
                                                     145,753,273
                                                   -------------
                U.S. GOVERNMENT & AGENCIES--5.87%
                 FEDERAL HOME LOAN BANKS
 2,000,000         5.220%,  07/03/97 ..............    1,999,091
18,000,000         5.500%,  09/23/97 ..............   17,768,374
35,000,000         5.550%,  09/25/97 ..............   34,539,022
 7,000,000       * 5.580%,  10/03/97 ..............    6,899,326
                 FEDERAL HOME LOAN
                  MORTGAGE CORP
 6,000,000         5.500%,  07/16/97 ..............    5,985,466
 3,000,000       * 5.520%,  07/23/97 ..............    2,989,554
25,000,000         5.470%,  09/02/97 ..............   24,757,777
30,000,000         5.480%,  09/05/97 ..............   29,695,707
                 FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION
12,000,000         5.410%,  07/17/97 ..............   11,969,116
 5,000,000         5.500%,  08/15/97 ..............    4,965,180
20,000,000         5.480%,  09/04/97 ..............   19,800,166
21,000,000         5.460%,  09/08/97 ..............   20,777,458
 5,000,000         5.430%,  09/08/97 ..............    4,947,014
 4,000,000         5.460%,  09/12/97 ..............    3,955,188
50,000,000         5.430%,  09/26/97 ..............   49,333,890
50,000,000         5.520%,  11/06/97 ..............   49,023,540
10,000,000         5.490%,  11/10/97 ..............    9,798,662
                                                   -------------
                                                     299,204,531
                                                   -------------
               TOTAL SHORT TERM INVESTMENTS
                (COST $461,986,090) ..............   461,950,198
                   ROUNDING ......................           531
                                                   -------------
               TOTAL PORTFOLIO
                (COST $4,548,579,840) ............$5,406,868,916
                                                  ==============

----------
o Non-income producing
x In bankruptcy
+ Affiliate holdings
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open furtures contracts, covered call options written and securities purchased on a delayed delivery basis.
# Commercial Paper issued under the Private Placement exemption under 4(2) of the Securities Act of 1993, as amended. ~ Restricted securities-investment in securities not registered under the Securities Act of 1993 or not publicly traded on foreign markets. At 06/30/97, the value of these securities amounted to $3,519,752 or 0.07% of net assets. Additional information on each holding is as follows:


                                      ACQUISITION   ACQUISITION
SECURITY                                  DATE           COST
--------                                  ----           ----


AMCOL HOLDINGS LTD (SINGAPORE)          05/09/96     $ 302,216
LAIR LIQUIDE (REGD)                      VARIOUS     3,126,236
PREUSSAG AG WTS 5/17/01                 05/17/96        84,776
WESTFIELD TRUST (UNITS)                 02/28/97         6,524
                                                    ----------
                                                    $3,519,752
                                                    ==========



                       See notes to financial statements.


                                                  COLLEGE RETIREMENT EQUITIES FUND
                             TRANSACTIONS WITH AFFILIATED COMPANIES--GLOBAL EQUITIES ACCOUNT (UNAUDITED)
                                                   JANUARY 1, 1997--JUNE 30, 1997

                                   VALUE AT        PURCHASE       SALES     REALIZED     DIVIDEND      SHARES AT        VALUE AT
          ISSUE                DECEMBER 31, 1996     COST       PROCEEDS   GAIN (LOSS)    INCOME     JUNE 30, 1997    JUNE 30, 1997
          -----                -----------------  -----------   ---------  -----------   --------- -----------------  -------------
ADAC LABORATORIES, INC NEW      $ 28,657,950              --          --           --           --   1,200,333         $ 28,357,867
CHAMPION ENTERPRISES, INC                 **     $14,046,591 $23,459,637  $(7,483,303)          --           *                    *
CORPORATE SERVICES GROUP PLC              **       7,508,135          --           --    $ 357,784   9,223,000           28,934,446
IHC CALAND NV                    134,136,368              --          --           --    2,178,395   2,350,850          128,742,931
STORK NV                                  **      42,508,748     156,887       (2,561)   1,714,866   2,110,800           86,185,821
WESTWOOD ONE, INC                 44,240,787              --          --           --           --   2,661,100           85,820,475
                                 -----------      ----------  ----------   ----------   ----------                      -----------
TOTAL AFFILIATED TRANSACTIONS   $207,035,105     $64,063,474 $23,616,524  $(7,485,864)  $4,251,045                     $358,041,540
                                ============     =========== ===========  ===========   ==========                      ===========



  * Not an Affiliate as of June 30, 1997
 ** Not an Affiliate as of December 31, 1996

See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
              STATEMENT OF INVESTMENTS--GROWTH ACCOUNT (UNAUDITED)
                                  JUNE 30, 1997

                               SUMMARY BY INDUSTRY

                                                          VALUE                %
                                                          ------            ------
PREFERRED STOCK
  HEALTHCARE--SERVICE ........................       $      349,586           0.01%
                                                     --------------          -----
TOTAL PREFERRED STOCK
  (COST $245,900) ............................              349,586           0.01
                                                     --------------          -----
 COMMON STOCK
  AEROSPACE ..................................           16,872,455           0.46
  AIR TRANSPORTATION .........................            9,343,988           0.26
  AUTOMOTIVE & RELATED .......................           81,473,792           2.23
  BANKS ......................................           36,749,759           1.00
  BEVERAGES ..................................          136,542,448           3.73
  BROADCASTERS ...............................           19,946,865           0.54
  BUSINESS SERVICES ..........................           49,498,735           1.35
  CHEMICALS--MAJOR ...........................           69,968,689           1.91
  CHEMICALS--SPECIALTY .......................           17,167,616           0.47
  COMMUNICATION EQUIPMENT & SERVICES .........          121,038,986           3.31
  COMPUTER SERVICE ...........................          260,628,682           7.12
  CONGLOMERATES ..............................          101,137,818           2.76
  CONSTRUCTION--MATERIALS & BUILDERS .........           11,835,310           0.32
  CONTAINERS .................................            3,153,671           0.09
  COSMETICS ..................................           37,690,603           1.03
  ELECTRICAL EQUIPMENT .......................          160,991,655           4.40
  ELECTRICAL EQUIPMENT--
    COMPONENTS DIVERSIFIED ...................          240,220,376           6.56
  ELECTRICAL EQUIPMENT--INSTRUMENTS ..........           15,951,275           0.44
  ENVIRONMENTAL CONTROL ......................           12,456,837           0.34
  FINANCIAL--MISCELLANEOUS ...................           64,300,167           1.76
  FOODS ......................................           91,340,095           2.49
  HEALTHCARE--DRUGS ..........................          274,043,196           7.49
  HEALTHCARE--HOSPITAL SUPPLY ................           46,993,780           1.28
  HEALTHCARE--OTHER ..........................          120,283,443           3.28
  HEALTHCARE--SERVICE ........................          186,064,611           5.08
  HOUSEHOLD--CONSUMER ELECTRONICS ............              523,793           0.01
  HOUSEHOLD--DURABLE GOODS ...................           49,814,543           1.36
  HOUSEHOLD--PRODUCTS ........................          147,856,278           4.04
  INSURANCE--BROKERS & OTHER .................           10,931,520           0.30
  INSURANCE--LIFE ............................            4,590,230           0.13
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY ......................           64,288,670           1.76
  LEISURE TIME ...............................          159,507,301           4.35
  MACHINERY ..................................           21,054,762           0.58
  METALS--ALUMINUM ...........................               87,750           0.00
  METALS--GOLD ...............................           16,997,005           0.46
  METALS--NON-FERROUS ........................            2,352,749           0.06
  METALS--STEEL ..............................            4,878,644           0.13

  MISCELLANEOUS MATERIALS &
    COMMODITIES ..............................              365,703           0.01
  OFFICE EQUIPMENT ...........................           78,263,575           2.14
  PAPER ......................................            5,221,843           0.14
  PETROLEUM--
    EXPLORATION & PRODUCTION .................           47,813,893           1.31
  PETROLEUM--INTEGRATED ......................            2,487,499           0.07
  PETROLEUM--SERVICE .........................           31,905,749           0.87
  PHOTOGRAPHY ................................            9,758,350           0.27
  PROPERTY--REAL ESTATE ......................            2,249,600           0.06
  PUBLISHING--NEWSPAPER ......................           11,634,590           0.32
  PUBLISHING--OTHER ..........................           21,204,164           0.58
  RAILROAD ...................................            3,302,121           0.09
  RESTAURANTS & HOTELS .......................           97,652,745           2.67
  RETAIL--FOOD ...............................           16,328,855           0.45
  RETAIL--GENERAL MERCHANDISE ................          165,004,560           4.51
  TEXTILE & APPAREL ..........................           37,722,974           1.03
  TOBACCO ....................................          130,416,425           3.56
  TRUCKERS & SHIPPING ........................              755,147           0.02
  UTILITIES--ELECTRIC ........................            9,559,387           0.26
  UTILITIES--GAS & PIPELINE ..................            9,836,514           0.27
  UTILITIES--TELEPHONE .......................          156,320,863           4.27
                                                     --------------         ------
TOTAL COMMON STOCK
 (COST $2,721,726,625) .......................        3,506,382,654          95.78
                                                     --------------         ------
SHORT TERM INVESTMENTS
  COMMERCIAL PAPER .........................             14,625,685           0.40
  U.S. GOVERNMENT & AGENCIES ...............            143,829,036           3.93
                                                    ---------------         ------
TOTAL SHORT TERM INVESTMENTS
 (COST $158,453,536) .......................            158,454,721           4.33
                                                    ---------------         ------
  ROUNDING .................................                    247           0.00
                                                    ---------------         ------
TOTAL PORTFOLIO
 (COST $2,880,426,061) .....................          3,665,187,208         100.12
   OTHER ASSETS & LIABILITIES, NET .........             (4,191,538)         (0.12)
                                                    ---------------         ------
NET ASSETS .................................        $ 3,660,995,670         100.00%
                                                    ===============         ======

                       See notes to financial statements.

   SHARES                                                         VALUE
   ------                                                         -----


              PREFERRED STOCK--0.01%
                HEALTHCARE--SERVICE--0.01%
       3,640     AETNA, INC 6.25% (CLASS C) ..............    $   341,250
      32,800    oFRESENIUS MEDICAL CARE (CLASS D) ........          1,886
         240     PACIFICARE HEALTH SYSTEMS CV
                  SERIES A ...............................          6,450
                                                              -----------
                                                                  349,586
                                                              -----------
               TOTAL PREFERRED STOCK
                (COST $245,900)...........................        349,586
                                                              -----------
              COMMON STOCK--95.78%
                AEROSPACE--0.46%
       6,900    oALLIANT TECHSYSTEMS, INC ................        379,500
     279,500     BOEING CO ...............................     14,830,968
      24,300    oHEXCEL CORP .............................        419,175
      11,000    oOEA, INC ................................        434,500
       6,900     PRECISION CAST PARTS CORP ...............        411,412
      14,700    oWYMAN-GORDON CO .........................        396,900
                                                              -----------
                                                               16,872,455
                                                              -----------
                AIR TRANSPORTATION--0.26%
      17,100     AIR EXPRESS INTERNATIONAL CORP ..........        679,725
     184,900     ASA HOLDINGS, INC .......................      5,292,762
      22,450     COMAIR HOLDINGS, INC ....................        621,584
      10,700    oCONTINENTAL AIRLINES, INC (CLASS B) .....        373,831
       7,800    oFEDERAL EXPRESS CORP ....................        450,450
       8,850    oMESA AIR GROUP, INC .....................         47,568
      53,600     SOUTHWEST AIRLINES CO ...................      1,386,900
      10,600    oUS AIRWAYS GROUP, INC ...................        371,000
      17,400    oVALUJET, INC ............................        120,168
                                                              -----------
                                                                9,343,988
                                                              -----------
                AUTOMOTIVE & RELATED--2.23%
      15,900    oALLEN TELECOM, INC ......................        329,925
      20,400    oAMERICREDIT CORP ........................        428,400
      20,800     APOGEE ENTERPRISES, INC .................        447,200
      19,948    oAUTOLIV, INC ............................        780,465
       8,500     BREED TECHNOLOGIES, INC .................        195,500
   1,681,100     COOPER TIRE & RUBBER CO .................     36,984,200
      17,300     DANAHER CORP ............................        879,056
       8,300    oDISCOUNT AUTO PARTS, INC ................        161,850
      11,900     ECHLIN, INC .............................        428,400
       3,400     EXIDE CORP ..............................         74,587
      10,000    oFOAMEX INTERNATIONAL, INC ...............        131,250
      12,000     GRACO, INC ..............................        361,500
     756,100     HARLEY DAVIDSON, INC ....................     36,245,543
      13,400     INTERMET CORP ...........................        215,237
       9,700    oKIRBY CORP ..............................        177,025
      37,100    oLEAR CORP ...............................      1,646,312
      18,400    oLO-JACK CORP ............................        264,500
       6,200     MODINE MANUFACTURING CO .................        184,450
      13,500     POLARIS INDUSTRIES, INC .................        439,593
      11,700    oRENTERS CHOICE, INC .....................        232,537
      11,600    oSAFESKIN CORP ...........................        341,475
       9,600     SUPERIOR INDUSTRIES
                  INTERNATIONAL, INC .....................        254,400
       9,700     WABASH NATIONAL CORP ....................        270,387
                                                              -----------
                                                               81,473,792
                                                              -----------
                BANKS--1.00%
      79,048     BANC ONE CORP ...........................      3,828,887
       4,800     CAPITAL ONE FINANCIAL CORP ..............        181,200
     211,100     CITICORP CO .............................     25,450,743
      30,300     FIFTH THIRD BANCORP .....................      2,486,493
          42     FIRST UNION CORP ........................          3,885
      15,025     OLD NATIONAL BANCORP ....................        661,100
      12,800     STATE STREET CORP .......................        592,000
      85,950     SYNOVUS FINANCIAL CORP ..................      2,368,996
      22,395     TRUSTCO BANK CORP .......................        478,693
      11,700     U.S. TRUST CORP .........................        551,362
       3,200     WILMINGTON TRUST CORP ...................        146,400
                                                              -----------
                                                               36,749,759
                                                              -----------
                BEVERAGES--3.73%
      47,850     ANHEUSER BUSCH COS, INC .................      2,006,709
      14,700     BROWN FORMAN, INC (CLASS B) .............        717,543
   1,254,000     COCA COLA CO ............................     84,645,000
      93,800     COCA COLA ENTERPRISES, INC ..............      2,157,400
   1,244,750     PEPSICO, INC ............................     46,755,921
       5,500     oROBERT MONDAVI CORP (CLASS A) ..........        259,875
                                                              -----------
                                                              136,542,448
                                                              -----------
                BROADCASTERS--0.54%
      16,600     ACKERLEY GROUP, INC .....................        180,525
       9,675    oASSOCIATED GROUP, INC (CLASS A) .........        387,000
         575    oASSOCIATED GROUP, INC (CLASS B) .........         22,281
      27,400    oCLEAR CHANNEL COMMUNICATIONS, INC .......      1,685,100
      18,400     COMCAST CORP (CLASS A) ..................        385,250
     110,543     COMCAST CORP (CLASS A) SPL ..............      2,362,856
      30,000    oDATA BROADCASTING CORP ..................        142,500
      17,500    oEVERGREEN MEDIA CORP (CLASS A) ..........        780,937
      35,320     GAYLORD ENTERTAINMENT CO ................        814,567
      15,000     HARTE-HANKS COMMUNICATIONS, INC .........        442,500
      20,100    oHERITAGE MEDIA CORP (CLASS A) ...........        379,387
       5,000    oJACOR COMMUNICATIONS, INC
                  WTS 09/18/01 ...........................         17,500
     115,575    oLIBERTY MEDIA GROUP (CLASS A) ...........      2,744,906
       8,600    oLIN TELEVISION CORP .....................        379,475
      12,800    oNATIONAL MEDIA CORP .....................         83,200
       2,300     SCRIPPS (E.W.) CO (CLASS A) .............         95,737
      13,100     TCA CABLE TV, INC .......................        492,887
      36,160    oTCI SATELLITE ENTERTAINMENT (CLASS A) ...        284,760
     367,850    oTELE-COMMUNICATIONS, INC (CLASS A) ......      5,471,768
       5,900     UNITED TELEVISION, INC ..................        584,100
      12,196    oVIACOM, INC (CLASS A) ...................        359,019
      61,687    oVIACOM, INC (CLASS B) ...................      1,850,610
                                                              -----------
                                                               19,946,865
                                                              -----------
                BUSINESS SERVICES--1.35%
      29,899    oACCUSTAFF, INC ..........................        708,232
      36,066    oACNEILSEN CORP ..........................        707,795
      13,900    oADVO, INC ...............................        225,875
      17,050    oAFFILIATED COMPUTER SERVICES, INC
                  (CLASS A) ..............................        477,400
      12,800    oALLIANCE SEMICONDUCTOR CORP .............        104,800
       9,800    oALTERNATIVE RESOURCES CORP ..............        199,675
      60,800    oAMERICA ONLINE, INC .....................      3,382,000

                       See notes to financial statements.

     SHARES                                                        VALUE
     ------                                                        -----
                BUSINESS SERVICES--(CONTINUED)
       6,600    oAMRE, INC ...............................    $         6
      27,700    oAPOLLO GROUP, INC (CLASS A) .............        976,425
      21,820     AUTODESK, INC ...........................        835,978
      53,800     BLOCK (H&R), INC ........................      1,735,050
       2,500    oCABLEVISION SYSTEMS CORP (CLASS A) ......        133,750
      13,500    oCATALINA MARKETING CORP .................        649,687
      20,000    oCHECKPOINT SYSTEMS, INC .................        321,250
      17,800     CINTAS CORP .............................      1,223,750
      79,800     COGNIZANT CORP ..........................      3,231,900
      12,825    oCOMPUTER HORIZONS CORP ..................        439,256
      36,000    oCOMPUTERVISION CORP .....................        166,500
      62,370    oCORPORATE EXPRESS, INC ..................        900,466
      46,000    oCORRECTIONS CORP OF AMERICA .............      1,828,500
      11,500    oCREDENCE SYSTEMS CORP ...................        344,281
      10,600    oDATA TRANSMISSION NETWORK CORP ..........        336,550
       9,800     DELUXE CORP .............................        334,425
      18,900    oDEVRY, INC ..............................        510,300
       5,200    oDIALOGIC CORP ...........................        138,450
      34,850     DIEBOLD, INC ............................      1,359,150
      22,861    oDOUBLETREE CORP .........................        940,158
       6,300    oENCAD, INC ..............................        261,450
      15,700    oFAIRCHILD CORP (CLASS A) ................        282,600
      20,200    oFORE SYSTEMS, INC .......................        275,225
       3,900    oFRANKLIN COVEY CO .......................         98,718
      10,300    oFRITZ COS, INC ..........................         99,781
      27,900    oGENERAL MAGIC, INC ......................         55,800
       9,200     HARLAND (JOHN H.) CO ....................        209,875
       8,000    oINSO CORP ...............................        164,500
      12,400    oINTERIM SERVICES, INC ...................        551,800
      38,000     INTERPUBLIC GROUP OF COS, INC ...........      2,329,875
       7,500    oITRON, INC ..............................        194,062
       9,880     KELLY SERVICES, INC (CLASS A) ...........        309,985
      42,100     MANPOWER, INC ...........................      1,873,450
      22,960    oMCAFEE ASSOCIATES, INC ..................      1,449,350
      11,300    oMERCURY INTERACTIVE CORP ................        168,087
      15,300    oMICRO WAREHOUSE, INC ....................        262,012
      11,800    oNFO RESEARCH, INC .......................        292,050
       8,800    oODS NETWORKS, INC .......................        104,500
      70,850    oOFFICE DEPOT, INC .......................      1,377,146
      31,198     OLSTEN CORP .............................        606,411
      40,300     OMNICOM GROUP, INC ......................      2,483,487
      47,815     PAYCHEX, INC ............................      1,816,970
      18,700     PITTSTON BRINKS GROUP CO ................        561,000
      15,600    oPREPAID LEGAL SERVICES, INC .............        329,550
      14,788    oPURE ATRIA CORP .........................        208,880
      21,100    oQUARTERDECK CORP ........................         53,409
       7,380    oREMEDY CORP .............................        295,200
      34,300    oROBERT HALF INTERNATIONAL, INC ..........      1,614,243
      12,900     ROLLINS, INC ............................        259,612
      18,500     SENSORMATIC ELECTRONICS CORP ............        238,187
     129,800     SERVICE CORP INT'L ......................      4,267,175
      20,150    oSPECTRUM HOLOBYTE, INC ..................         98,231
      16,000    oSTAC, INC ...............................         57,000
      23,700    oSUNGARD DATA SYSTEMS, INC ...............      1,102,050
      12,350    oSYLVAN LEARNING SYSTEMS, INC ............        419,900
       8,900    oTHERMOLASE CORP .........................        125,156
      16,400     TOTAL SYSTEM SERVICES, INC ..............        398,725
      20,000     UNIFIRST CORP ...........................        400,000
      10,600    oUNITED STATIONERS, INC ..................        267,650
      14,000     VALSPAR CORP ............................        414,750
      13,500     WACKENHUT CORP SERIES A .................        324,000
      11,350    oWIND RIVER SYSTEMS, INC .................        434,137
      10,700    oWONDERWARE CORP .........................        151,137
                                                              -----------
                                                               49,498,735
                                                              -----------
                CHEMICALS--MAJOR--1.91%
       9,600     AIR PRODUCTS & CHEMICALS, INC ...........        780,000
       5,500    oAPPLIX, INC .............................         38,156
       4,500     CHEMFIRST, INC ..........................        122,062
       8,100     DOW CHEMICAL CO .........................        705,712
      55,600     DU PONT (E.I.) DE NEMOURS & CO ..........      3,495,850
      52,100     HERCULES, INC ...........................      2,494,287
       4,935     MISSISSIPPI CHEMICAL CORP ...............        102,401
     314,550     MONSANTO CO .............................     13,545,309
      18,000    oOAK TECHNOLOGY, INC .....................        175,500
       8,100     PPG INDUSTRIES, INC .....................        470,812
     837,100     PRAXAIR, INC ............................     46,877,600
      12,200    oQUINTILES TRANSNATIONAL CORP ............        849,425
      10,300    oTECHNE CORP .............................        311,575
                                                              -----------
                                                               69,968,689
                                                              -----------
                CHEMICALS--SPECIALTY--0.47%
      32,500    oAIRGAS, INC .............................        643,906
       4,550     ALBEMARLE CORP ..........................         95,834
       5,100     BETZDEARBORN, INC .......................        336,600
      17,400     CROMPTON & KNOWLES CORP .................        387,150
      24,300    oCYTEC INDUSTRIES, INC ...................        908,212
      30,200     ECOLAB, INC .............................      1,442,050
       8,450    oENERGY CONVERSION DEVICES, INC ..........        107,737
      51,150     ENGELHARD CORP ..........................      1,070,953
      19,700     FOSTER WHEELER CORP .....................        797,850
      18,000     GEORGIA GULF CORP .......................        523,125
      40,400     GRACE (W.R.) & CO .......................      2,227,050
       6,100     GREAT LAKES CHEMICAL CORP ...............        319,487
      23,700     ICN PHARMACEUTICALS, INC ................        679,893
       9,300     LYONDELL PETROCHEMICAL CO ...............        202,856
       8,550    oMCWHORTER TECHNOLOGIES, INC .............        204,131
      58,500     MORTON INTERNATIONAL, INC ...............      1,765,968
      12,800    oMYCOGEN CORP ............................        251,200
       3,400     NALCO CHEMICAL CORP .....................        131,325
      24,200     RAYCHEM CORP ............................      1,799,875
      30,850     RPM, INC ................................        566,868
       4,825     SCHULMAN (A.), INC ......................        118,815
      22,200    oSEALED AIR CORP .........................      1,054,500
      43,700     SIGMA ALDRICH CORP ......................      1,532,231
                                                              -----------
                                                               17,167,616
                                                              -----------
                COMMUNICATION EQUIPMENT &
                 SERVICES--3.31%
      28,900    o360 COMMUNICATIONS CO ...................        494,912
     502,661    o3COM CORP ...............................     22,619,745
      12,010    oACC CORP ................................        370,808
     263,300    oAIRTOUCH COMMUNICATIONS, INC ............      7,207,837
      48,575    oANDREW CORP .............................      1,366,171
      12,900    oARCH COMMUNICATIONS GROUP, INC ..........         98,362
     181,200    oASCEND COMMUNICATIONS, INC ..............      7,134,750
      11,450    oAVID TECHNOLOGIES, INC ..................        301,993
      29,300    oBRINKER INTERNATIONAL, INC ..............        417,525
       9,900    oBROADBAND TECHNOLOGIES, INC .............         80,437
       9,750    oCABLE DESIGN TECHNOLOGIES CO ............        287,015
      58,200    oCABLETRON SYSTEMS, INC ..................      1,647,787
      34,100    oCAI WIRELESS SYSTEMS, INC ...............         36,231
      33,400    oCASCADE COMMUNICATIONS CORP .............        922,675
       7,200    oCELLULAR COMMUNICATIONS
                  INTERNATIONAL, INC .....................        241,200
      14,800    oCELLULAR TECHNICAL SERVICES CO ..........        135,050
      20,400    oCENTURY COMMUNICATIONS CORP
                  (CLASS A) ..............................        109,650
       7,200     CENTURY TELEPHONE ENTERPRISES, INC ......        242,550

                       See notes to financial statements.

     SHARES                                                        VALUE
     ------                                                        -----
                COMMUNICATION EQUIPMENT &
                SERVICE--(CONTINUED)
      21,100    oCHYRON CORP .............................    $    94,950
       8,300    oCIDCO, INC ..............................        114,125
     520,350    oCISCO SYSTEMS, INC ......................     34,928,493
     118,400     CORNING, INC ............................      6,586,000
      10,100    oDIGI INTERNATIONAL, INC .................        102,262
      11,300    oDIGITAL MICROWAVE CORP ..................        339,000
      61,200    oDSC COMMUNICATIONS CORP .................      1,361,700
      24,400    oDSP COMMUNICATIONS, INC .................        268,400
       9,800    oDYNATECH CORP ...........................        350,350
       6,800    oEMMIS BROADCASTING CORP (CLASS A) .......        296,650
      13,900    oEXECUTIVE TELECARD LTD ..................         92,087
      14,000    oGENERAL DATACOMM INDUSTRIES, INC ........         99,750
      36,800    oGEOTEK COMMUNICATIONS, INC ..............        200,100
       7,400    oHARMONIC LIGHTWAVES, INC ................        126,725
      12,300    oHIGHWAYMASTER COMMUNICATIONS, INC .......        187,575
      25,900    oINTELIDATA TECHNOLOGIES CORP ............        124,643
      27,000    oINTERDIGITAL COMMUNICATIONS CORP ........        148,500
      10,300    oINTERMEDIA COMMUNICATIONS, INC ..........        333,462
      18,300    oINTERNATIONAL FAMILY
                  ENTERTAINMENT, INC .....................        629,062
       6,600    oJACOR COMMUNICATIONS, INC ...............        252,450
      47,300    oLCI INTERNATIONAL, INC ..................      1,034,687
       8,840    oLEVEL ONE COMMUNICATIONS, INC ...........        339,787
     214,223     LUCENT TECHNOLOGIES, INC ................     15,437,444
      17,000    oMACROMEDIA, INC .........................        146,625
       7,050    oMASTEC, INC .............................        333,553
      13,900    oMETROCALL, INC ..........................         62,550
       7,200    oNETCOM ON-LINE COMMUNICATIONS
                  SERVICE, INC ...........................        106,200
      14,100    oNETWORK EQUIPMENT
                  TECHNOLOGIES, INC ......................        253,800
     133,250    oNOVELL, INC .............................        924,421
      29,300    oOCTEL COMMUNICATIONS CORP ...............        686,718
       9,800    oP-COM, INC ..............................        323,400
      54,600    oPAGING NETWORK, INC .....................        479,456
      39,950    oPAIRGAIN TECHNOLOGIES, INC ..............        619,225
      21,787    oPANAMSAT CORP ...........................        631,823
      16,700    oPICTURETEL CORP .........................        158,650
      19,200    oPMT SERVICES, INC .......................        292,800
      11,100    oPREMISYS COMMUNICATIONS, INC ............        174,825
       6,900    oPROXIM, INC .............................        167,325
      28,300    oQUALCOMM, INC ...........................      1,439,762
      36,400     SCIENTIFIC-ATLANTA, INC .................        796,250
       7,800    oSTANFORD TELECOMMUNICATIONS, INC ........        120,412
      21,800    oTECH DATA CORP ..........................        685,337
      87,650    oTELLABS, INC ............................      4,897,443
       5,250    oTELTREND, INC ...........................         76,781
      18,700    oTSENG LABORATORIES, INC .................         57,268
      16,400    oVANGUARD CELLULAR SYSTEMS, INC ..........        223,450
      16,300    oWINSTAR COMMUNICATIONS, INC .............        218,012
                                                              -----------
                                                              121,038,986
                                                              -----------
                COMPUTER SERVICE--7.12%
      11,720    oACTEL CORP ..............................        199,972
      29,720    oACXIOM CORP .............................        609,260
     891,300    oADAPTEC, INC ............................     30,972,675
      69,460    oADC TELECOMMUNICATIONS, INC .............      2,318,227
      33,080     ADOBE SYSTEMS, INC ......................      1,159,867
     128,575    oAMERICAN MANAGEMENT SYSTEMS, INC ........      3,439,381
      18,500    oAUSPEX SYSTEMS, INC .....................        178,062
     153,200     AUTOMATIC DATA PROCESSING, INC ..........      7,200,400
      10,680    oAVANT CORP ..............................        345,097
      12,200    oBANCTEC, INC ............................        316,437
      96,055    oBAY NETWORKS, INC .......................      2,551,460
       9,900    oBELL & HOWELL CO ........................        305,043
      16,350    oBISYS GROUP, INC ........................        682,612
      57,200    oBMC SOFTWARE, INC .......................      3,167,450
       9,000    oBORLAND INTERNATIONAL, INC ..............         62,437
      14,100    oBOSTON TECHNOLOGY, INC ..................        416,831
       8,600    oBRODERBUND SOFTWARE, INC ................        212,312
      15,600    oC-CUBE MICROSYSTEMS, INC ................        273,975
      53,100    oCADENCE DESIGN SYSTEMS, INC .............      1,778,850
      19,100    oCAMBRIDGE TECHNOLOGY PARTNERS, INC ......        611,200
       3,230    oCDW COMPUTER CENTERS, INC ...............        171,391
       8,900    oCENTENNIAL TECHNOLOGIES, INC ............         21,137
      40,300    oCERIDIAN CORP ...........................      1,702,675
      13,660    oCHECKFREE CORP ..........................        240,757
      12,950    oCITRIX SYSTEMS, INC .....................        568,181
      49,800    oCOMPUSA, INC ............................      1,070,700
     818,725     COMPUTER ASSOCIATES
           0       INTERNATIONAL, INC ....................     45,592,748
      31,100    oCOMPUTER NETWORK TECHNOLOGY CORP ........        139,950
      38,104    oCOMPUTER SCIENCES CORP ..................      2,748,251
      15,800     COMPUTER TASK GROUP, INC ................        588,550
      40,060    oCOMPUWARE CORP ..........................      1,912,865
       7,950    oCOMSHARE, INC ...........................         98,381
       8,750    oCYRIX CORP ..............................        187,031
      16,500    oDIAMOND MULTIMEDIA SYSTEMS, INC .........        118,593
      18,200    oDST SYSTEMS, INC ........................        606,287
      28,700    oELECTRONIC ARTS, INC ....................        965,037
     175,200     ELECTRONIC DATA SYSTEMS CORP ............      7,183,200
     126,200    oEMC CORP ................................      4,921,800
      16,900    oEMPLOYEE SOLUTIONS, INC .................         94,006
      11,950    oEXCALIBUR TECHNOLOGIES CORP .............         64,231
     218,622     FIRST DATA CORP .........................      9,605,704
      25,950    oFISERV, INC .............................      1,158,018
      10,800    oGEOWORKS ................................         62,775
      14,700    oGT INTERACTIVE SOFTWARE CORP ............        174,562
      47,934     HBO & CO ................................      3,301,454
      11,640    oHNC SOFTWARE ............................        443,775
      12,600    oHYPERION SOFTWARE CORP ..................        281,925
      17,500    oIDENTIX, INC ............................        196,875
      20,100    oIMATION CORP ............................        530,137
       4,100    oIMNET SYSTEMS, INC ......................        127,356
      79,700    oINFORMIX CORP ...........................        717,300
      10,000    oINTEGRATED SYSTEMS, INC .................        117,500
      16,740    oINTERSOLV, INC ..........................        156,937
      19,350    oINTUIT, INC .............................        443,840
      10,700     JACK HENRY & ASSOCIATES INC .............        259,475
      20,100    oKEANE, INC ..............................      1,045,200
      22,014    oLEARNING CO, INC ........................        206,381
      10,800    oLEGATO SYSTEMS, INC .....................        199,800
      14,500    oMEDIC COMPUTER SYSTEMS, INC .............        322,625
      34,400    oMENTOR GRAPHICS CORP ....................        318,200
      28,170    oMICROCHIP TECHNOLOGY, INC ...............        838,057
      11,900    oMICRON ELECTRONICS, INC .................        211,968
     420,300    oMICROSOFT CORP ..........................     53,115,412
      15,800     NATIONAL DATA CORP ......................        684,337
      48,937    oNCR CORP ................................      1,455,875
      22,900    oNETMANAGE, INC ..........................         67,268
      23,950    oNETSCAPE COMMUNICATIONS CORP ............        767,896
       7,000    oNETWORK GENERAL CORP ....................        104,125
       9,500    oNETWORK PERIPHERALS, INC ................         67,093
       6,600    oOBJECTIVE SYSTEMS INTEGRATORS, INC ......         56,925
     266,925    oORACLE CORP .............................     13,446,346
      68,200    oPARAMETRIC TECHNOLOGY CORP ..............      2,902,762
      43,000    oPEOPLESOFT, INC .........................      2,268,250

                       See notes to financial statements.

     SHARES                                                        VALUE
     ------                                                        -----
                COMPUTER SERVICE--(CONTINUED)
      14,800    oPHOENIX TECHNOLOGIES LTD ................    $   192,400
      12,600    oPHYSICIAN COMPUTER NETWORK, INC .........         85,050
      29,300    oPLATINUM TECHNOLOGY, INC ................        388,225
       8,100    oPOLICY MANAGEMENT SYSTEMS CORP ..........        380,700
       7,900    oPROJECT SOFTWARE &
                  DEVELOPMENT, INC .......................        114,550
      16,000    oPSINET, INC .............................        120,000
      21,320    oRATIONAL SOFTWARE CORP ..................        358,442
      12,400    oREAD RITE CORP ..........................        258,850
      46,700     REYNOLDS & REYNOLDS CO (CLASS A) ........        735,525
   1,020,000    oSABRE GROUP HOLDINGS, INC ...............     27,667,500
      16,600    oSAFEGUARD SCIENTIFICS, INC ..............        528,087
      15,800    oSECURITY DYNAMICS TECHNOLOGIES, INC .....        582,625
      13,700     SEI INVESTMENT CO .......................        330,512
      13,400     SHARED MEDICAL SYSTEMS CORP .............        723,600
      11,700    oSHIVA CORP ..............................        122,118
       5,600    oSPYGLASS, INC ...........................         45,675
      42,696    oSTERLING COMMERCE INC ...................      1,403,631
      19,300    oSTERLING SOFTWARE, INC ..................        603,125
      18,640    oSTRUCTURAL DYNAMICS RESEARCH CORP .......        489,300
      40,300    oSYBASE, INC .............................        599,462
      29,050    oSYMANTEC CORP ...........................        566,475
      20,512    oSYNOPSYS, INC ...........................        753,816
      17,800    oSYSTEM SOFTWARE ASSOCIATES, INC .........        135,725
      10,200    oSYSTEMSOFT CORP .........................        109,650
      16,920    oTRANSACTION SYSTEM ARCHITECTURE .........        583,740
       5,400    oTRIDENT MICROSYSTEMS, INC ...............         60,750
       9,720    oVIASOFT, INC ............................        493,290
       7,000    oVIDEOSERVER, INC ........................         92,750
      11,900    oVIEWLOGIC SYSTEMS, INC ..................        174,037
      10,000    oXIRCOM, INC .............................        124,375
      12,600    oZEBRA TECHNOLOGY CORP ...................        351,225
                                                              -----------
                                                              260,628,682
                                                              -----------
                CONGLOMERATES--2.76%
      90,500     ALLIED SIGNAL, INC ......................      7,602,000
      15,100    oANIXTER INTERNATIONAL, INC ..............        259,531
      15,450    oBLYTH INDUSTRIES, INC ...................        521,437
      30,235    oCONCORD, INC ............................        782,330
      31,400    oCOPYTELE, INC ...........................        170,737
       8,550     CRANE CO ................................        357,496
      24,400    oMETROMEDIA INTERNATIONAL GROUP INC ......        308,050
     153,300     MINNESOTA MINING &
                  MANUFACTURING CO .......................     15,636,600
      11,100     STANDEX INTERNATIONAL CORP ..............        333,000
   1,023,800     TYCO INTERNATIONAL LTD ..................     71,218,087
      21,700     UNITED TECHNOLOGIES CORP ................      1,801,100
      46,600     VIAD CORP ...............................        897,050
      52,100     WHITMAN CORP ............................      1,250,400
                                                              -----------
                                                              101,137,818
                                                              -----------
                CONSTRUCTION--MATERIALS &
                 BUILDERS--0.32%
      16,100     CARLISLE COS, INC .......................        561,487
       8,300    oCDI CORP ................................        346,006
      28,720    oCHAMPION ENTERPRISES, INC ...............        430,800
      49,520     CLAYTON HOMES, INC ......................        705,660
      15,370     FASTENAL CO .............................        753,130
       9,900    oJACOBS ENGINEERING GROUP, INC ...........        266,062
      50,500     MASCO CORP ..............................      2,108,375
       8,200     MEDUSA CORP .............................        314,675
       7,260    oNCI BUILDING SYSTEMS, INC ...............        235,042
      25,500     OAKWOOD HOMES CORP ......................        612,000
      24,600     OWENS CORNING CO ........................      1,060,875
      11,800     PITTWAY CORP (CLASS A) ..................        587,050
       6,800     SHERWIN-WILLIAMS CO .....................        209,950
      58,664     SIMON DEBARTOLO GROUP, INC ..............      1,877,248
      16,000    oSOLA INTERNATIONAL, INC .................        536,000
      25,300    oUSG CORP ................................        923,450
      12,300     WATSCO, INC .............................        307,500
                                                              -----------
                                                               11,835,310
                                                              -----------
                CONTAINERS--0.09%
      41,650     CROWN CORK & SEAL CO, INC ...............      2,225,671
      32,000    oGAYLORD CONTAINER CO ....................        246,000
      22,000    oOWENS ILLINOIS, INC .....................        682,000
                                                              -----------
                                                                3,153,671
                                                              -----------
                COSMETICS--1.03%
      65,900     AVON PRODUCTS, INC ......................      4,650,068
       1,500     CARTER WALLACE, INC .....................         26,812
     290,386     GILLETTE CO .............................     27,514,073
      48,400     INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC ........................      2,444,200
     115,300    oNU SKIN ASIA PACIFIC, INC (CLASS A) .....      3,055,450
                                                              -----------
                                                               37,690,603
                                                              -----------
                ELECTRICAL EQUIPMENT--4.40%
   2,420,000     ABB AB SERIES A .........................     33,957,127
      42,200    oAMERICAN POWER CONVERSION CORP ..........        801,800
      14,000     AMETEK, INC .............................        329,000
      12,500     BELDEN, INC .............................        425,781
      72,000     EMERSON ELECTRIC CO .....................      3,964,500
   1,496,300     GENERAL ELECTRIC CO .....................     97,820,612
       3,600     GRAINGER (W.W.), INC ....................        281,475
      21,400     HONEYWELL, INC ..........................      1,623,725
       7,140     HUBBELL, INC (CLASS B) ..................        314,160
     260,600     THOMAS & BETTS CORP .....................     13,697,787
     336,246     WESTINGHOUSE ELECTRIC CORP ..............      7,775,688
                                                              -----------
                                                              160,991,655
                                                              -----------
                ELECTRICAL EQUIPMENT--
                 COMPONENTS DIVERSIFIED--6.56%
      20,600    oADVANCED MICRO DEVICES, INC .............        741,600
      45,800    oALTERA CORP .............................      2,312,900
      10,050    oALTRON, INC .............................        150,750
      60,600     AMP, INC ................................      2,530,050
      92,666    oANALOG DEVICES, INC .....................      2,461,440
     552,400    oARROW ELECTRONICS, INC ..................     29,346,250
      51,000    oATMEL CORP ..............................      1,428,000
       4,500     AVNET, INC ..............................        258,750
      11,700     AVX CORP ................................        315,900
      15,100    oCALIFORNIA AMPLIFIER, INC ...............         67,950
      15,000    oCHIPS & TECHNOLOGIES, INC ...............        155,625
       9,500    oCHRONIMED, INC ..........................         80,156
      30,900    oCIRRUS LOGIC, INC .......................        324,450
      16,100    oCOMPUCOM SYSTEMS, INC ...................        114,712
      15,300    oCOMPUTER PRODUCTS, INC ..................        382,500
      12,350    oCOMVERSE TECHNOLOGY, INC ................        642,200
       8,300    oCREE RESEARCH, INC ......................        101,675
      25,200    oCYPRESS SEMICONDUCTOR CORP ..............        365,400
       9,900     DALLAS SEMICONDUCTOR CORP ...............        388,575
       7,700    oDII GROUP, INC ..........................        338,800
       9,000    oESS TECHNOLOGY ..........................        120,937
      14,200     FISHER SCIENTIFIC INTERNATIONAL, INC ....        674,500
      71,200    oGENERAL INSTRUMENT CORP .................      1,780,000
       2,300    oHADCO CORP ..............................        150,650
       6,200     HELIX TECHNOLOGY CORP ...................        251,100
       8,700    oHUTCHINSON TECHNOLOGY, INC ..............        212,062
      18,400    oIMP, INC ................................         28,750


                       See notes to financial statements.

     SHARES                                                        VALUE
     ------                                                        -----
                ELECTRICAL EQUIPMENT--
                 COMPONENTS DIVERSIFIED--(CONTINUED)
      29,700    oINTEGRATED DEVICE TECHNOLOGY, INC .......    $   311,850
     671,050     INTEL CORP ..............................     95,163,278
      27,200    oINTERNATIONAL RECTIFIER CORP ............        506,600
      21,540    oKEMET CORP ..............................        535,807
      16,200    oKENT ELECTRONICS CORP ...................        594,337
      13,200    oLAM RESEARCH CORP .......................        489,225
      12,140    oLATTICE SEMICONDUCTOR CORP ..............        685,910
     853,700     LINEAR TECHNOLOGY CO ....................     44,178,975
      68,300    oLSI LOGIC CORP ..........................      2,185,600
      34,150    oMAXIM INTEGRATED PRODUCTS ...............      1,942,281
       9,800    oMEMC ELECTRONIC MATERIALS, INC ..........        320,950
      19,700     METHODE ELECTRONICS, INC (CLASS A) ......        391,537
      88,800    oMICRON TECHNOLOGY, INC ..................      3,546,450
      46,706     MOLEX, INC ..............................      1,704,769
     318,500     MOTOROLA, INC ...........................     24,206,000
       9,100    oMRV COMMUNICATIONS, INC .................        268,450
      16,260    oMYLEX CORP ..............................        154,470
      10,400    oOAK INDUSTRIES, INC .....................        299,000
      17,300     PIONEER-STANDARD ELECTRONICS, INC .......        233,550
       7,500    oPLANTRONICS, INC ........................        375,937
      16,800    oPMC-SIERRA, INC .........................        441,000
      13,450    oROBOTIC VISION SYSTEMS, INC .............        159,718
      27,250    oS3, INC .................................        299,750
      10,440    oSANMINA CORP ............................        662,940
      10,000    oSEMITOOL, INC ...........................        116,250
      20,000     SYMBOL TECHNOLOGIES, INC ................        672,500
      13,120    oSYMMETRICOM, INC ........................        188,600
       9,200    oTCSI CORP ...............................         48,300
      73,000     TEXAS INSTRUMENTS, INC ..................      6,136,562
      12,800    oTRIMBLE NAVIGATION LTD ..................        227,200
      11,600    oUCAR INTERNATIONAL, INC .................        530,700
       9,340    oUNIPHASE CORP ...........................        544,055
       7,700    oUNITRODE CORP ...........................        387,887
      18,000    oVICOR CORP ..............................        405,000
      13,149    oVISHAY INTERTECHNOLOGY, INC .............        380,499
      16,575    oVITESSE SEMICONDUCTOR CORP ..............        541,795
      20,900    oVLSI TECHNOLOGY, INC ....................        493,762
      14,600    oWATERS CORP .............................        523,775
      43,200    oWESTERN DIGITAL CORP ....................      1,366,200
       5,300     WYLE ELECTRONICS ........................        209,350
      38,000    oXILINX, INC .............................      1,864,375
      10,500    oZILOG, INC ..............................        199,500
                                                              -----------
                                                              240,220,376
                                                              -----------
                ELECTRICAL EQUIPMENT--
                 INSTRUMENTS--0.44%

      96,150    oAPPLIED MATERIALS, INC ..................      6,808,621
      55,300    oAURA SYSTEMS, INC .......................         95,046
      11,100    oDIONEX CORP .............................        568,875
       9,200    oELECTROGLAS, INC ........................        231,725
      28,420    oELECTRONICS FOR IMAGING, INC ............      1,342,845
      12,900    oGENRAD, INC .............................        291,862
      22,400    oINPUT/OUTPUT, INC .......................        406,000
      39,900    oKLA INSTRUMENTS CORP ....................      1,945,125
      10,500    oKULICHE & SOFFA INDUSTRIES, INC .........        340,921
      21,700    oLTX CORP ................................        141,050
      10,800    oNORTHFIELD LABORATORIES, INC ............        112,050
      23,900     PERKIN-ELMER CORP .......................      1,901,543
       8,900    oSILICON VALLEY GROUP, INC ...............        234,737
       2,500     TEKTRONIX, INC ..........................        150,000
      23,100    oTERADYNE, INC ...........................        906,675
       7,200    oTHERMO INSTRUMENT SYSTEMS, INC ..........        219,600
      13,400     X RITE, INC .............................        254,600
                                                              -----------
                                                               15,951,275
                                                              -----------
                ENVIRONMENTAL CONTROL--0.34%
      48,100    oALLIED WASTE INDUSTRIES, INC ............        835,737
      16,200     BROWNING FERRIS INDUSTRIES, INC .........        538,650
      12,100    oCULLIGAN WATER TECHNOLOGIES, INC ........        541,475
      78,760    oREPUBLIC INDUSTRIES, INC ................      1,959,155
      30,650    oU.S. FILTER CORP ........................        835,212
      69,900    oU.S.A. WASTE SERVICES, INC ..............      2,699,887
      25,600    oUNITED WASTE SYSTEMS, INC ...............      1,049,600
     124,424     WASTE MANAGEMENT, INC ...................      3,997,121
                                                              -----------
                                                               12,456,837
                                                              -----------
                FINANCIAL--MISCELLANEOUS--1.76%
      17,900     AAMES FINANCIAL CORP ....................        331,150
      21,600     ADVANTA CORP (CLASS A) ..................        793,800
       2,100     AMBAC, INC ..............................        160,387
      83,600     AMERICAN EXPRESS CO .....................      6,228,200
      20,600    oARCADIA FINANCIAL LTD ...................        189,262
      23,100     CARR AMERICA REALTY CORP ................        664,125
       3,000     CASE CORP ...............................        206,625
      48,900    oCATELLUS DEVELOPMENT CORP ...............        886,312
       7,800     CMAC INVESTMENT CORP ....................        372,450
       7,731     COUNTRYWIDE CREDIT INDUSTRIES, INC ......        241,110
      12,800    oCREDIT ACCEPTANCE CORP ..................        164,800
      10,600    oEIS INTERNATIONAL, INC ..................         85,462
       9,100    oENVOY CORP ..............................        302,575
     177,100     FEDERAL HOME LOAN MORTGAGE CORP .........      6,087,812
     388,200     FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION ............................     16,935,225
       5,300     FINOVA GROUP, INC .......................        405,450
      43,050     FRANKLIN RESOURCES, INC .................      3,123,815
      24,660    oGARTNER GROUP, INC (CLASS A) ............        886,218
      20,700     GENERAL GROWTH PROPERTIES, INC ..........        693,450
      75,200     GREEN TREE FINANCIAL CORP ...............      2,679,000
      34,628     HOUSEHOLD INTERNATIONAL, INC ............      4,066,625
     160,650     MBNA CORP ...............................      5,883,806
      79,650    oMERCURY FINANCE CO ......................        194,146
      23,200     MILLS CORP ..............................        642,350
      30,300     MORGAN STANLEY, DEAN WITTER,
                  DISCOVER ...............................      1,304,793
      15,300     PENNCORP FINANCIAL GROUP, INC ...........        589,050
      21,900     PIONEER GROUP, INC ......................        503,700
      25,700     PRICE (T. ROWE) ASSOCIATES, INC .........      1,326,762
      11,700     QUICK & REILLY GROUP, INC ...............        272,025
      60,900     SCHWAB (CHARLES) CORP ...................      2,477,868
      19,200     SPIEKER PROPERTIES, INC .................        675,600
      23,300     STUDENT LOAN MARKETING ASSOCIATION ......      2,959,100
      17,850     THE MONEY STORE, INC ....................        512,071
      11,700     TIG HOLDINGS, INC .......................        365,625
      28,700     UNITED ASSET MANAGEMENT CORP ............        812,568
       9,800     UNITED COS FINANCIAL CORP ...............        276,850
                                                              -----------
                                                               64,300,167
                                                              -----------
                FOODS--2.49%
     116,900     CAMPBELL SOUP CO ........................      5,845,000
     111,500     CONAGRA, INC ............................      7,149,937
     164,400     CPC INTERNATIONAL, INC ..................     15,176,175
      24,400     DOLE FOOD, INC ..........................      1,043,100
       3,744     EARTHGRAINS CO ..........................        245,466
      17,250     FLOWERS INDUSTRIES, INC .................        290,015
     427,662     GENERAL MILLS, INC ......................     27,851,487
      45,300    oGENERAL NUTRITION COS, INC ..............      1,268,400
      73,900     HEINZ (H.J.) CO .........................      3,408,637
      29,800     HERSHEY FOODS CORP ......................      1,648,312
      39,300     KELLOGG CO ..............................      3,365,062
      15,300     LANCE, INC ..............................        292,612

                       See notes to financial statements.

     SHARES                                                        VALUE
     ------                                                        -----
                FOODS--(CONTINUED)
      10,400     MCCORMICK & CO, INC (NON-VTG) ...........    $   262,600
      20,600     NABISCO HOLDINGS CORP (CLASS A) .........        821,425
      12,400     NATURES SUNSHINE PRODUCTS, INC ..........        224,750
      36,300     PIONEER-HI-BRED INTERNATIONAL, INC ......      2,904,000
      14,300     QUAKER OATS CO ..........................        641,712
      10,200    oRALCORP HOLDINGS, INC ...................        150,450
      44,250     RALSTON PURINA CO .......................      3,636,796
      22,800     RICHFOOD HOLDINGS, INC ..................        592,800
     216,500     SARA LEE CORP ...........................      9,011,812
       9,050    oSMITHFIELD FOODS, INC ...................        556,575
       9,400    oTHE CHEESECAKE FACTORY CO ...............        197,400
      11,206     TOOTSIE ROLL INDUSTRIES, INC ............        498,667
      13,150     TYSON FOODS, INC ........................        251,493
      12,100    oWHOLE FOODS MARKET, INC .................        400,812
      53,800     WRIGLEY (WM) JR CO ......................      3,604,600
                                                              -----------
                                                               91,340,095
                                                              -----------
                HEALTHCARE--DRUGS--7.49%
      22,650    oADVANCED TISSUE SCIENCE CO ..............        291,618
       7,750    oAGOURON PHARMACEUTICALS, INC ............        626,781
      17,800     ALLERGAN, INC ...........................        566,262
      17,000    oALLIANCE PHARMACEUTICALS CORP ...........        171,062
      44,300    oALZA CORP ...............................      1,284,700
     236,700     AMERICAN HOME PRODUCTS CORP .............     18,107,550
     438,300    oAMGEN, INC ..............................     25,476,187
      17,650    oAMYLIN PHARMACEUTICALS, INC .............        242,687
      15,250     ARBOR DRUGS, INC ........................        306,906
       8,400    oBIO-RAD LABORATORIES, INC (CLASS A) .....        218,925
      29,700    oBIO-TECHNOLOGY GENERAL CORP .............        400,950
      38,600    oBIOGEN, INC .............................      1,307,575
     247,600     BRISTOL MYERS SQUIBB CO .................     20,055,600
      14,300    oCELLPRO, INC ............................         85,800
      29,300    oCENTOCOR, INC ...........................        910,131
      14,300    oCEPHALON, INC ...........................        164,450
      85,416    oCHIRON CORP .............................      1,783,059
      19,100    oCOLUMBIA LABORATORIES, INC ..............        312,762
      21,280    oCREATIVE BIOMOLECULES, INC ..............        150,290
      12,300    oCYGNUS, INC .............................        212,175
      38,700    oCYTOGEN CORP ............................        188,662
      23,750    oDURA PHARMACEUTICALS, INC ...............        947,031
      15,960    oENZO BIOCHEMICAL, INC ...................        252,367
      19,300    oFOREST LABORATORIES, INC ................        799,743
      23,800    oGENZYME CORP (GENERAL DIVISION) .........        660,450
      37,710    oGENZYME CORP
                 (TISSUE REPAIR DIVISION) ................        381,813
      17,900    oGILEAD SCIENCES, INC ....................        494,487
      30,000    oICOS CORP ...............................        247,500
       9,100    oIDEC PHARMACEUTICALS CORP ...............        220,675
      11,200    oIMMUNEX CORP ............................        406,000
      20,700    oINTERNEURON PHARMACEUTICALS, INC ........        416,587
      17,120    oISIS PHARMACEUTICALS, INC ...............        249,310
      57,300    oIVAX CORP ...............................        641,043
      13,300     JONES MEDICAL INDUSTRIES, INC ...........        631,750
      18,840    oLIGAND PHARMACEUTICALS CO (CLASS A) .....        242,565
     399,584     LILLY (ELI) & CO ........................     43,679,526
      19,700    oLIPOSOME CO, INC ........................        176,068
     426,800    ~MARTEK BIOSCIENCES CORP .................      5,014,900
     109,440    ~MARTEK BIOSCIENCES CORP
                 WTS 05/18/98 ............................        201,369
      18,850    oMATRIX PHARMACEUTICALS, INC .............        126,059
     630,500    *MERCK & CO, INC .........................     65,256,750
      65,400     MYLAN LABORATORIES, INC .................        964,650
      13,700    oNEOPROBE CORP ...........................        191,800
       9,680    oNEUREX CORP .............................        136,730
       9,200    oNEUROGEN CORP ...........................        209,300
      16,080    oNOVEN PHARMACEUTICALS, INC ..............        114,570
     334,400     PFIZER, INC .............................     39,960,800
     106,200     PHARMACIA & UPJOHN, INC .................      3,690,450
       7,500    oPROTEIN DESIGN LABORATORIES, INC ........        213,750
      14,600    oREGENERON PHARMACEUTICALS, INC ..........        147,825
      17,700     RHONE-POULNEC RORER, INC ................      1,608,487
       8,100    oROBERTS PHARMACEUTICAL CORP .............         90,618
      13,600    oSCHERER (R.P.) CORP .....................        702,100
     381,200     SCHERING-PLOUGH CORP ....................     18,249,950
      17,000    oSEPRACOR, INC ...........................        438,812
      20,400    oSEQUUS PHARMACEUTICALS, INC .............        130,050
      17,100    oSOMATOGEN, INC ..........................         79,087
      12,200    oU.S. BIOSCIENCE, INC ....................        117,425
      12,740    oVERTEX PHARMACEUTICALS, INC .............        487,305
      12,100    oVICAL, INC ..............................        154,275
      94,500     WARNER-LAMBERT CO .......................     11,741,625
      16,650    oWATSON PHARMACEUTICALS, INC .............        703,462
                                                              -----------
                                                              274,043,196
                                                              -----------
                HEALTHCARE--HOSPITAL SUPPLY--1.28%
     695,976     JOHNSON & JOHNSON CO ....................     44,803,455
       3,000     MCKESSON CORP ...........................        232,500
      22,400     MILLIPORE CORP ..........................        985,600
      26,100     U.S. SURGICAL CORP ......................        972,225
                                                              -----------
                                                               46,993,780
                                                              -----------
                HEALTHCARE--OTHER--3.28%
     405,600     ABBOTT LABORATORIES CO ..................     27,073,800
       7,650    oACCESS HEALTH, INC ......................        187,425
       7,650    oADVANCED TECHNOLOGY
                  LABORATORIES, INC ......................        328,950
      26,850    oAMERICAN ONCOLOGY RESOURCES, INC ........        453,093
       8,340     ARROW INTERNATIONAL, INC ................        243,945
      18,500     BALLARD MEDICAL PRODUCTS CO .............        371,156
      11,200     BARD (C.R.), INC ........................        406,700
      62,000     BECTON DICKINSON & CO ...................      3,138,750
      61,900    oBIOMET, INC .............................      1,152,887
      54,215    oBOSTON SCIENTIFIC CORP ..................      3,330,834
      15,520    oCNS, INC ................................        141,620
      10,750    oCONMED CORP .............................        182,750
      36,500    oCORAM HEALTHCARE CORP ...................         88,968
      18,200    oCOVENTRY CORP ...........................        275,275
       7,400    oCURATIVE HEALTH SERVICES, INC ...........        212,750
   1,011,950     DENTSPLY INTERNATIONAL, INC .............     49,585,550
       7,300     DIAGNOSTIC PRODUCTS CORP ................        230,406
      13,100    oENDOSONICS CORP .........................        142,462
      11,200    oEPITOPE, INC ............................         88,200
      24,710    oFRESENIUS MEDICAL CARE AG. ADR ..........        719,678
      21,250    oGENESIS HEALTH VENTURES, INC ............        717,187
      37,781     GUIDANT CORP ............................      3,211,385
       8,700    oGULF SOUTH MEDICAL SUPPLY, INC ..........        169,650
      13,600    oHAEMONETICS CORP ........................        260,100
      24,400     HILLENBRAND INDUSTRIES, INC .............      1,159,000
       7,300    oHOLOGIC, INC ............................        194,362
      12,400    oHUMAN GENOME SCIENCES, INC ..............        412,300
      18,500    oIDEXX LABORATORIES, INC .................        230,093
      44,400    oIMATRON, INC ............................        112,387
      19,600    oISOLYSER CO, INC ........................         53,287
       9,300    oLIFECORE BIOMEDICAL, INC ................        127,875
      39,700    oMEDAPHIS CORP ...........................        399,481
     124,650     MEDTRONIC, INC ..........................     10,096,650
      14,300     MENTOR CORP .............................        423,637
      26,300    oNABI, INC ...............................        174,237
      34,550    oNELLCOR PURITAN BENNETT, INC ............        626,218
       8,900    oNEOPATH, INC ............................        169,100
      23,400    oNEUROMEDICAL SYSTEMS, INC ...............        129,431

                       See notes to financial statements.

     SHARES                                                        VALUE
     ------                                                        -----
                HEALTHCARE--OTHER--(CONTINUED)
      12,500    oORGANOGENESIS, INC ......................    $   244,531
      22,250     OWENS & MINOR, INC ......................        332,359
      67,050     PALL CORP ...............................      1,558,912
      11,800    oPATTERSON DENTAL CO .....................        404,887
       9,018    oPHARMACEUTICAL PRODUCT
                  DEVELOPMENT ............................        198,396
      14,700    oPHYSICIAN RELIANCE NETWORK, INC .........        137,812
      21,850    oPHYSICIAN SALES & SERVICE, INC ..........        415,150
      11,300    oPOSSIS MEDICAL, INC .....................        190,687
      16,750    oQUEST DIAGNOSTICS, INC ..................        344,421
      12,900    oRESPIRONICS, INC ........................        272,512
      12,300    oSOFAMOR DANEK GROUP, INC ................        562,725
      44,575    oST. JUDE MEDICAL, INC ...................      1,738,425
      19,500    oSTERIS CORP .............................        728,812
      34,400     STEWART ENTERPRISES, INC (CLASS A) ......      1,444,800
      40,400    oSTRYKER CORP ............................      1,408,950
      21,000    oSUMMIT TECHNOLOGY, INC ..................        139,125
       7,100    oSUNRISE MEDICAL, INC ....................        107,387
      26,700    oSYBRON INTERNATIONAL CORP ...............      1,064,662
      12,000    oSYNETIC, INC ............................        444,000
      11,600    oTECNOL MEDICAL PRODUCTS, INC ............        258,100
      14,000    oTHERMEDICS, INC .........................        219,625
      11,400    oTHERMO CARDIOSYSTEMS, INC ...............        296,400
       7,700    oTHERMOTREX CORP .........................        192,018
      23,800    oUROMED CORP .............................         83,300
      19,900    oVIVUS, INC ..............................        473,868
                                                              -----------
                                                              120,283,443
                                                              -----------
                HEALTHCARE--SERVICE--5.08%
     420,515     AETNA, INC ..............................     43,050,223
       8,920    oAMERICAN HOMEPATIENT, INC ...............        223,000
      15,500    oAMERISOURCE HEALTH CORP (CLASS A) .......        773,062
      12,400     ANALYSTS INTERNATIONAL CORP .............        415,400
      25,400    oAPRIA HEALTHCARE GROUP, INC .............        450,850
      16,600    oBEVERLY ENTERPRISES CO ..................        269,750
     618,626     CARDINAL HEALTH, INC ....................     35,416,338
      15,200    oCERNER CORP .............................        319,200
     353,330     COLUMBIA/HCA HEALTHCARE CORP ............     13,890,285
      32,500    oCOVANCE, INC ............................        627,656
       6,500     FAIR ISSAC & CO, INC ....................        289,656
      60,120    oFOUNDATION HEALTH SYSTEMS (CLASS A) .....      1,822,387
      21,900    oHEALTH CARE & RETIREMENT CORP ...........        730,912
      16,900     HEALTH CARE PROPERTY INVESTORS, INC .....        595,725
      55,212    oHEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) ..............................      1,573,542
      14,900    oHEALTH MANAGEMENT SYSTEMS, INC ..........         67,981
      18,100    oHEALTHCARE COMPARE CO ...................        947,987
     164,456    oHEALTHSOUTH CORP ........................      4,101,121
       3,800    oHORIZON/CMS HEALTHCARE CORP .............         76,237
      74,600    oHUMANA, INC .............................      1,725,125
       7,900    oI-STAT CORP .............................        135,287
       4,300    oINTEGRATED SILICON SOLUTION, INC ........         32,653
      17,600     INVACARE CORP ...........................        411,400
      19,804    oLABORATORY CORP OF AMERICA
                  HOLDINGS ...............................         51,985
       2,560    oLABORATORY CORP OF AMERICA
                  HOLDINGS WTS 04/28/00 ..................            160
      17,140    oLINCARE HOLDINGS, INC ...................        737,020
       7,400    oLIVING CENTERS OF AMERICA, INC ..........        292,300
      25,400     MANOR CARE, INC .........................        828,675
       8,100    oMARINER HEALTH GROUP, INC ...............        125,043
      28,400    oMATRIA HEALTHCARE, INC ..................        113,600
       9,900    oMAXICARE HEALTH PLANS, INC ..............        221,512
      73,151    oMEDPARTNERS, INC ........................      1,581,890
      22,600    oMID ATLANTIC MEDICAL SERVICES, INC ......        351,712
       1,766     MORRISON HEALTH CARE, INC ...............         28,145
      14,900    oMULTICARE COS, INC ......................        407,887
      39,900     OMNICARE, INC ...........................      1,251,862
      11,000    oORTHODONTIC CENTERS OF AMERICA, INC .....        200,062
      40,000    oOXFORD HEALTH PLANS, INC ................      2,870,000
       4,065    oPACIFICARE HEALTH SYSTEMS, INC
                  (CLASS A) ..............................        246,186
     888,034    oPACIFICARE HEALTH SYSTEMS, INC
                  (CLASS B) ..............................     56,723,171
       5,800    oPEDIATRIX MEDICAL GROUP, INC ............        265,712
       8,900    oPHP HEALTHCARE CORP .....................        116,812
      29,050    oPHYCOR, INC .............................      1,000,409
       6,900    oPHYSICIAN CORP OF AMERICA ...............         43,987
      15,300    oPHYSICIANS RESOURCE GROUP INC ...........        137,700
      18,400    oRENAL TREATMENT CENTERS, INC ............        494,500
      16,840    oROTECH MEDICAL CORP .....................        337,852
       5,800    oSIERRA HEALTH SERVICES, INC .............        181,250
       8,200    oSUN HEALTHCARE GROUP, INC ...............        170,662
      62,935    oTENET HEALTHCARE CORP ...................      1,860,515
      93,000     UNITED HEALTHCARE CORP ..................      4,836,000
      18,900    oUNIVERSAL HEALTH SERVICES, INC ..........        727,650
      26,000    oVALUE HEALTH, INC .......................        526,500
      25,700    oVENCOR, INC .............................      1,085,825
       9,600    oVETERINARY CENTERS OF AMERICA, INC ......        117,000
       7,800    oVISX, INC ...............................        185,250
                                                              -----------
                                                              186,064,611
                                                              -----------
                HOUSEHOLD--CONSUMER
                 ELECTRONICS--0.01%
       8,200     HARMAN INTERNATIONAL
                  INDUSTRIES, INC ........................        345,425
      15,100    oZENITH ELECTRONICS CORP .................        178,368
                                                              -----------
                                                                  523,793
                                                              -----------
                HOUSEHOLD--DURABLE GOODS--1.36%
      10,100     BLACK & DECKER CORP .....................        375,593
      20,500    oGENTEX CORP .............................        404,875
   1,035,700     LEGGETT & PLATT, INC ....................     44,535,100
      82,400     NEWELL COS, INC .........................      3,265,100
      10,000     SHAW INDUSTRIES, INC ....................        106,250
       6,600     STANLEY WORKS CO ........................        264,000
      21,900     SUNBEAM CORP ............................        826,725
      24,600    oTOP SOURCE TECHNOLOGIES, INC ............         36,900
                                                              -----------
                                                               49,814,543
                                                              -----------
                HOUSEHOLD--PRODUCTS--4.04%
       5,800     APTARGROUP, INC .........................        262,450
      14,350     CLOROX CO ...............................      1,894,200
     152,800     COLGATE PALMOLIVE CO ....................      9,970,200
      52,000     DIAL CORP ...............................        812,500
      18,100     FIRST BRANDS CORP .......................        415,168
   1,070,460     KIMBERLY-CLARK CORP .....................     53,255,385
     565,000     LANCASTER COLONY CORP ...................     27,331,875
      13,200    oPERRIGO CO ..............................        165,000
     356,300     PROCTER & GAMBLE CO .....................     50,327,375
      75,600     RUBBERMAID, INC .........................      2,249,100
      10,200     TAMBRANDS, INC ..........................        508,725
      18,200     TUPPERWARE CORP .........................        664,300
                                                              -----------
                                                              147,856,278
                                                              -----------
                INSURANCE--BROKERS & OTHER--0.30%
      12,600    oABR INFORMATION SERVICES, INC ...........        365,400
      21,600     CRAWFORD & CO (CLASS B) .................        351,000
      78,400     EQUIFAX, INC ............................      2,915,500
      13,900     GALLAGHER (ARTHUR J.) & CO ..............        524,725
      23,800    oINSIGNIA FINANCIAL GROUP, INC ...........        431,375
      69,200     MARSH & MCLENNAN COS, INC ...............      4,939,150
      11,400     NORRELL CORP ............................        376,200
      28,760    oQUORUM HEALTH GROUP, INC ................      1,028,170
                                                              -----------
                                                               10,931,520
                                                              -----------

                       See notes to financial statements.

     SHARES                                                        VALUE
     ------                                                        -----
                INSURANCE--LIFE--0.13%
       9,100    oCOMPDENT CORP ...........................    $   191,668
       7,900     EQUITABLE COS, INC ......................        262,675
       7,000     REINSURANCE GROUP OF AMERICA, INC .......        402,500
      61,300     SUNAMERICA, INC .........................      2,988,375
       5,600     UNUM CORP ...............................        235,200
       7,200     VESTA INSURANCE GROUP, INC ..............        311,400
       7,400     WESTERN NATIONAL CORP ...................        198,412
                                                              -----------
                                                                4,590,230
                                                              -----------
                INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--1.76%
      29,400     20TH CENTURY INDUSTRIES .................        617,400
      14,600     AFLAC, INC ..............................        689,850
     664,400     ALLSTATE CORP ...........................     48,501,200
      47,200     AMERICAN INTERNATIONAL GROUP, INC .......      7,050,500
       5,615     FRONTIER INSURANCE GROUP, INC ...........        363,571
       4,600     GENERAL REINSURANCE CORP ................        837,200
      20,600     HCC INSURANCE HOLDINGS, INC .............        549,762
      10,650    oHIGHLANDS INSURANCE GROUP, INC ..........        214,331
       5,000     HSB GROUP, INC ..........................        266,875
      61,200     MGIC INVESTMENT CORP ....................      2,933,775
       8,100     PROGRESSIVE CORP ........................        704,700
      16,900     TRAVELERS GROUP, INC ....................      1,065,756
      12,500    oZURICH REINSURANCE CENTRE
                  HOLDINGS, INC ..........................        493,750
                                                              -----------
                                                               64,288,670
                                                              -----------
                LEISURE TIME--4.35%
      18,000    oACCLAIM ENTERTAINMENT, INC ..............         74,250
      28,300    oALLIANCE ENTERTAINMENT CORP .............          7,959
       5,840    oANCHOR GAMING CO ........................        278,860
      11,400     ARCTIC CAT, INC .........................        118,275
      15,800     AUTHENTIC FITNESS CORP ..................        199,475
      27,900    oBOYD GAMING CORP ........................        160,425
      15,500     BRUNSWICK CORP ..........................        484,375
      40,000     CALLAWAY GOLF CO ........................      1,420,000
   1,580,800     CARNIVAL CORP (CLASS A) .................     65,208,000
      54,800    oCIRCUS CIRCUS ENTERPRISES, INC ..........      1,349,450
      12,200     COACHMEN INDUSTRIES, INC ................        208,925
     357,370     DISNEY (WALT) CO ........................     28,678,942
      11,800    oGALOOB TOYS, INC ........................        222,725
      19,500    oGRAND CASINOS, INC ......................        287,625
      24,000    oGTECH HOLDINGS CORP .....................        774,000
      53,300    oHARRAHS ENTERTAINMENT, INC ..............        959,400
      13,500    oHOLLYWOOD ENTERTAINMENT CORP ............        308,812
      61,000     INTERNATIONAL GAME TECHNOLOGY CO ........      1,082,750
      10,500     JOSTENS, INC ............................        280,875
      18,600    oJUMBOSPORTS, INC ........................         70,912
      14,800     K2, INC .................................        468,975
   1,537,718     MATTEL, INC .............................     52,090,197
      99,100    oMIRAGE RESORT, INC ......................      2,502,275
      14,500    oPLAYERS INTERNATIONAL, INC ..............         43,500
       9,100    oPRIMADONNA RESORTS, INC .................        175,743
      17,850    oREGAL CINEMAS, INC ......................        589,050
       8,700    oSCIENTIFIC GAMES HOLDINGS CORP ..........        179,437
      12,400     SHOWBOAT, INC ...........................        216,225
      22,500    oSTATION CASINOS, INC ....................        188,437
      13,300     STRUM, RUGER & CO, INC ..................        261,012
      18,600    oTRUMP HOTEL & CASINO RESORT, INC ........        199,950
      22,000    oVALUEVISION INTERNATIONAL, INC ..........         86,625
       2,675    oWHG RESORTS & CASINO, INC ...............         29,090
      12,000    oWMS INDUSTRIES, INC .....................        300,750
                                                              -----------
                                                              159,507,301
                                                              -----------
                MACHINERY--0.58%
       4,000     AEROQUIP-VICKERS, INC ...................        189,000
       6,500     AGCO CORP ...............................        233,593
       6,100     ALLIED PRODUCTS CORP ....................        202,062
       3,900     BW/IP HOLDING, INC ......................         79,218
       7,150     CINCINNATI MILACRON, INC ................        185,453
      17,900    oCOGNEX CORP .............................        474,350
      17,033     DELTA & PINE LAND CO ....................        606,800
      55,000     DOVER CORP ..............................      3,382,500
      11,100     DURCO INTERNATIONAL, INC ................        324,675
      28,000     FEDERAL SIGNAL CORP .....................        703,500
      16,700    oFIGGIE INTERNATIONAL, INC (CLASS A) .....        229,625
      10,000     GREENFIELD INDUSTRIES, INC ..............        270,000
      17,150     IDEX CORP ...............................        565,950
     100,400     ILLINOIS TOOL WORKS, INC ................      5,013,725
       9,900    oINTEGRATED PROCESS EQUIPMENT CORP .......        250,593
       9,900    oINTERVOICE, INC .........................         90,956
      25,700     JLG INDUSTRIES, INC .....................        350,162
      11,900     KAYDON CORP .............................        590,537
       2,642     KENNAMETAL, INC .........................        113,606
       4,700     KEYSTONE INTERNATIONAL, INC .............        163,031
      15,700    oMOLTEN METAL TECHNOLOGY, INC ............         78,500
      10,200     NORDSON CORP ............................        655,350
       8,100    oNOVELLUS SYSTEMS, INC ...................        700,650
       8,700     ROPER INDUSTRIES, INC ...................        451,312
      10,600     SUNDSTRAND CORP .........................        572,400
      78,375    oTHERMO ELECTRON CORP ....................      2,694,140
       5,900     TRIMAS CORP .............................        165,937
      14,500     TRINITY INDUSTRIES, INC .................        460,375
      10,700    oULTRATECH STEPPER, INC ..................        244,762
      22,000     YORK INTERNATIONAL CORP .................      1,012,000
                                                              -----------
                                                               21,054,762
                                                              -----------
                METALS--ALUMINUM--0.00%
       3,900    oACX TECHNOLOGIES, INC ...................         87,750
                                                              -----------
                METALS--GOLD--0.46%
      14,000     BATTLE MOUNTAIN GOLD CO .................         79,625
     309,000    oEUOR-NEVADA MINING CORP .................      9,519,066
       9,300    oFRANCO-NEVADA MINING CORP LTD ...........        466,820
      53,104     FREEPORT-MCMORAN COPPER &
                  GOLD, INC (CLASS A) ....................      1,553,292
      38,177     FREEPORT-MCMORAN COPPER &
                  GOLD, INC (CLASS B) ....................      1,188,259
      16,300    oGETCHELL GOLD CORP ......................        572,537
      20,500     HOMESTAKE MINING CO .....................        267,781
       5,900     NEWMONT GOLD CO .........................        235,631
      79,846     NEWMONT MINING CORP .....................      3,113,994
                                                              -----------
                                                               16,997,005
                                                              -----------
                METALS--NON-FERROUS--0.06%
      18,400     BMC INDUSTRIES, INC .....................        630,200
       6,700     FREEPORT-MCMORAN, INC ...................        193,462
       7,000     MINERALS TECHNOLOGIES, INC ..............        262,500
      11,000    oMUELLER INDUSTRIES, INC .................        481,250
       6,000    oOREGON METALLURICAL CORP ................        168,750
       8,100    oRMI TITANIUM CO .........................        220,725
       8,800    oSOLV-EX CORP ............................         29,150
      11,000    oSTILLWATER MINING CO ....................        244,750
     177,400    oSUNSHINE MINING & REFINING CO ...........        121,962
                                                              -----------
                                                                2,352,749
                                                              -----------
                METALS--STEEL--0.13%
       5,500     AK STEEL HOLDINGS CORP ..................        242,687
       8,300     HANNA (M.A.) CO .........................        239,143
       9,800    oMATERIAL SCIENCES CORP ..................        151,287
      44,900     NUCOR CORP ..............................      2,536,850
      41,800    oUNR INDUSTRIES, INC .....................        287,375

                       See notes to financial statements.

     SHARES                                                        VALUE
     ------                                                        -----
                METALS--STEEL--(CONTINUED)
      15,200     USX-US STEEL GROUP, INC .................    $   532,950
      10,400    oWOLVERINE TUBE, INC .....................        289,900
      32,680     WORTHINGTON INDUSTRIES, INC .............        598,452
                                                              -----------
                                                                4,878,644
                                                              -----------
                MISCELLANEOUS MATERIALS &
                 COMMODITIES--0.01%
      11,100    oOAKLEY, INC .............................        156,093
       5,480    oZOLTEK COS, INC .........................        209,610
                                                              -----------
                                                                  365,703
                                                              -----------
                OFFICE EQUIPMENT--2.14%
      14,000    oAPPLIED MAGNETICS CORP ..................        316,750
      28,000    oASPECT TELECOMMUNICATIONS CORP ..........        623,000
      50,850     AVERY DENNISON CORP .....................      2,040,356
       6,400    oBOISE CASCADE OFFICE PRODUCTS CORP ......        108,800
     127,700    oCOMPAQ COMPUTER CORP ....................     12,674,225
      12,000    oCONTROL DATA SYSTEMS, INC ...............        178,500
      72,650    oDELL COMPUTER CORP ......................      8,531,834
       9,100    oDH TECHNOLOGY, INC ......................        147,875
       8,700    oFILENET CORP ............................        126,150
      19,000    oGATEWAY 2000, INC .......................        616,312
     439,900     HEWLETT-PACKARD CO ......................     24,634,400
      14,900     HON INDUSTRIES, INC .....................        659,325
      70,000     IKON OFFICE SOLUTIONS, INC ..............      1,745,625
       5,000    oIN FOCUS SYSTEMS, INC ...................        128,125
      60,200    oIOMEGA CORP .............................      1,196,475
      25,250    oKOMAG, INC ..............................        413,468
      34,100    oLEXMARK INTERNATIONAL GROUP
                  (CLASS A) ..............................      1,035,787
       5,800    oMICROS SYSTEMS, INC .....................        243,600
      18,800    oPAXAR CORP ..............................        354,850
       6,900    oPERCEPTRON INC ..........................        187,162
       8,700     PITNEY BOWES, INC .......................        604,650
      35,000    oQUANTUM CORP ............................        710,937
      15,660    oSCI SYSTEMS, INC ........................        998,325
     113,000    oSEAGATE TECHNOLOGY, INC .................      3,976,187
       4,500    oSEQUENT COMPUTER SYSTEMS, INC ...........         94,781
      95,900    oSILICON GRAPHICS, INC ...................      1,438,500
      23,900    oSOLECTRON CORP ..........................      1,674,493
     192,450    oSUN MICROSYSTEMS, INC ...................      7,162,748
      19,500    oU.S. OFFICE PRODUCTS CO .................        595,968
      48,400    oUNISYS CORP .............................        369,050
      45,000    oVIKING OFFICE PRODUCTS, INC .............        855,000
      21,780    oWANG LABORATORIES, INC ..................        464,186
      42,550     XEROX CORP ..............................      3,356,131
                                                              -----------
                                                               78,263,575
                                                              -----------
                PAPER--0.14%
      24,900     BEMIS, INC ..............................      1,076,925
      12,700     CARAUSTAR INDUSTRIES, INC ...............        439,737
      20,850    oFORT HOWARD CORP ........................      1,055,531
       8,700    oJEFFERSON SMURFIT CORP ..................        139,200
      16,700    oLYDALL, INC .............................        352,787
      14,100    oSHOREWOOD PACKAGING CORP ................        320,775
      34,245     SONOCO PRODUCTS CO ......................      1,042,332
      29,900     UNISOURCE WORLDWIDE, INC ................        478,400
      16,750     WAUSAU PAPER MILLS CO ...................        316,156
                                                              -----------
                                                                5,221,843
                                                              -----------
                PETROLEUM--EXPLORATION &
                 PRODUCTION--1.31%
      28,200     ANADARKO PETROLEUM CORP .................      1,692,000
   1,011,200     APACHE CORP .............................     32,864,000
      19,700    oBARNETT RESOURCES CORP ..................        589,768
      20,300    oBENTON OIL & GAS CO .....................        304,500
       2,900     BURLINGTON RESOURCES, INC ...............        127,962
      21,700     CHESAPEAKE ENERGY CORP ..................        212,931
       4,500     DEVON ENERGY CORP .......................        165,375
      31,100     ENRON OIL & GAS CO ......................        563,687
      18,800    oEVI, INC ................................        789,600
      15,000     KCS ENERGY, INC .........................        305,625
      14,000     LOMAK PETROLEUM, INC ....................        249,375
      13,800     LOUISIANA LAND & EXPLORATION CO .........        788,325
      25,100    oNEWFIELD EXPLORATION CO .................        502,000
      25,400     NOBLE AFFILIATES, INC ...................        982,662
       5,900    oNUEVO ENERGY CO .........................        241,900
       8,400    oOCEAN ENERGY, INC .......................        388,500
      51,800    oORYX ENERGY CO ..........................      1,094,275
      18,700     POGO PRODUCING CO .......................        723,456
      14,248    oSEAGULL ENERGY CORP .....................        249,340
       9,500    oSTONE ENERGY CORP .......................        260,062
      10,650    oSWIFT ENERGY CO .........................        254,268
       8,400    oTEJAS GAS CORP ..........................        329,700
     129,389     UNION PACIFIC RESOURCES GROUP, INC ......      3,218,551
      17,100     UNION TEXAS PETROLEUM
                  HOLDINGS, INC ..........................        358,031
      18,600     oUNITED MERIDIAN CORP ...................        558,000
                                                              -----------
                                                               47,813,893
                                                              -----------
                PETROLEUM--INTEGRATED--0.07%
      48,400     PHILLIPS PETROLEUM CO ...................      2,117,500
       9,533     UNOCAL CORP .............................        369,999
                                                              -----------
                                                                2,487,499
                                                              -----------
                PETROLEUM--SERVICE--0.87%
      57,300     BAKER HUGHES, INC .......................      2,216,793
       7,400    oBJ SERVICES CO ..........................        396,825
       4,400     CABOT CORP ..............................        124,850
      21,850     CROSS TIMBERS OIL CO ....................        420,612
      63,500    oDIAMOND OFFSHORE DRILLING, INC ..........      4,960,937
      31,800     DRESSER INDUSTRIES, INC .................      1,184,550
      37,900    oENSCO INTERNATIONAL, INC ................      1,999,225
      44,300     FLUOR CORP ..............................      2,444,806
       7,400    oGASONICS INTERNATIONAL CORP .............        100,825
      19,660    oGLOBAL INDUSTRIES LTD ...................        459,245
      64,700    oGLOBAL MARINE, INC ......................      1,504,275
      62,451     HALLIBURTON CO ..........................      4,949,241
      25,240    oMARINE DRILLING CO, INC .................        495,335
      29,400    oNABORS INDUSTRIES, INC ..................        735,000
      20,400    oNOBLE DRILLING CORP .....................        460,275
      18,100    oOCEANEERING INTERNATIONAL, INC ..........        334,850
      28,400    oPRIDE INTERNATIONAL INC .................        681,600
      36,200    oREADING & BATES CORP ....................        968,350
      22,600    oSMITH INTERNATIONAL, INC ................      1,372,950
      31,700     TIDEWATER, INC ..........................      1,394,800
      48,500     TOSCO CORP ..............................      1,451,968
      17,400     TRANSOCEAN OFFSHORE, INC (U.S.) .........      1,263,675
       9,000     VASTAR RESOURCES, INC ...................        315,562
      17,100    oWEATHERFORD ENTERRA, INC ................        658,350
      13,800    oWESTERN ATLAS, INC ......................      1,010,850
                                                              -----------
                                                               31,905,749
                                                              -----------
                PHOTOGRAPHY--0.27%
     116,800     EASTMAN KODAK CO ........................      8,964,400
       5,000    oPHOTRONICS, INC .........................        238,750
       6,400    oPRESSTEK, INC ...........................        555,200
                                                              -----------
                                                                9,758,350
                                                              -----------

                       See notes to financial statements.

     SHARES                                                        VALUE
     ------                                                        -----

                PROPERTY--REAL ESTATE--0.06%
      12,600     KIMCO REALTY CORP .......................    $   400,050
      15,200     VORNADO REALTY TRUST ....................      1,096,300
      20,300     WASHINGTON REAL ESTATE
                  INVESTMENT TRUST .......................        360,325
       9,300     WEINGARTEN REALTY INVESTORS, INC ........        392,925
                                                              -----------
                                                                2,249,600
                                                              -----------
                PUBLISHING--NEWSPAPER--0.32%
      43,400    oAMERICAN MEDIA, INC (CLASS A) ...........        303,800
      22,400     BELO (A.H.) CORP SERIES A ...............        932,400
       3,200     DOW JONES & CO, INC .....................        128,600
      10,400    oEXPRESS SCRIPTS, INC ....................        434,200
      43,100     GANNETT CO, INC .........................      4,256,125
      16,150     NEW YORK TIMES CO (CLASS A) .............        799,425
       6,525     NEWS CORP LTD ADR (LTD-VTG) .............        101,953
      37,400     TIMES MIRROR CO (SERIES A) ..............      2,066,350
      50,200     TRIBUNE CO ..............................      2,412,737
         500     WASHINGTON POST CO (CLASS B) ............        199,000
                                                              -----------
                                                               11,634,590
                                                              -----------
                PUBLISHING--OTHER--0.58%
       2,800     DONNELLEY (R.R.) & SONS CO ..............        102,550
      41,300     DUN & BRADSTREET CORP ...................      1,084,125
      27,150     HARCOURT GENERAL, INC ...................      1,293,018
       4,400     HOUGHTON MIFFLIN CO .....................        293,700
      72,000    oK-III COMMUNICATIONS CORP ...............        864,000
      24,600     LEE ENTERPRISES, INC ....................        648,825
      13,100    XoMARVEL ENTERTAINMENT GROUP, INC ........         31,112
      18,600     MCGRAW HILL COS, INC ....................      1,093,912
      25,700     MEREDITH CORP ...........................        745,300
      16,300    oPLAYBOY ENTERPRISES, INC (CLASS B) ......        188,468
      40,000     READER'S DIGEST ASSOCIATION, INC
                 (CLASS A) (NON-VTG) .....................      1,147,500
      43,200    oSCHOLASTIC CORP .........................      1,512,000
       9,500     THOMAS NELSON, INC ......................        131,812
     243,090     TIME WARNER, INC ........................     11,729,092
      10,000     WILEY (JOHN) & SONS, INC (CLASS A) ......        338,750
                                                              -----------
                                                               21,204,164
                                                              -----------
                RAILROAD--0.09%
      10,500     BURLINGTON NORTHERN SANTA FE CORP .......        943,687
      29,750     ILLINOIS CENTRAL CORP SERIES A ..........      1,039,390
       3,900     KANSAS CITY SOUTHERN INDUSTRIES, INC ....        251,550
           4     UNION PACIFIC CORP ......................            282
      28,650     oWISCONSIN CENTRAL TRANSIT CORP .........      1,067,212
                                                              -----------
                                                                3,302,121
                                                              -----------
                RESTAURANTS & HOTELS--2.67%
      17,200     APPLE SOUTH, INC ........................        262,300
      19,340    oAPPLEBEES INTERNATIONAL, INC ............        517,345
      29,350    oBOSTON CHICKEN, INC .....................        410,900
      19,700    oBUFFETS, INC ............................        166,218
      21,500    oCHOICE HOTELS INTERNATIONAL, INC ........        364,156
      20,500     CKE RESTAURANTS, INC ....................        648,312
      33,320     CRACKER BARREL OLD COUNTRY
                  STORE, INC .............................        882,980
      10,300     DARDEN RESTAURANTS, INC .................         93,343
      27,200    oFOODMAKER, INC ..........................        445,400
      72,300    oHFS, INC ................................      4,193,400
      99,200     HILTON HOTELS CORP ......................      2,635,000
       9,400    oHOST MARRIOTT CORP ......................        167,437
      22,680    oHOST MARRIOTT SERVICES CORP .............        266,490
       7,100    oIHOP CORP ...............................        220,100
      43,800    oITT CORP ................................      2,674,537
      37,000     LA QUINTA INNS, INC .....................        809,375
      12,000    oLANDRYS SEAFOOD RESTAURANTS, INC ........        276,000
      17,050    oLONE STAR STEAKHOUSE & SALOON, INC ......        443,300
       8,700     LUBYS CAFETERIA, INC ....................        173,456
      54,100     MARRIOTT INTERNATIONAL, INC .............      3,320,387
     360,150     MCDONALDS CORP ..........................     17,399,746
       9,000    oMGM GRAND, INC ..........................        333,000
       1,325     MORRISON FRESH COOKING, INC .............          6,128
      25,500    oOUTBACK STEAKHOUSE, INC .................        616,781
      10,230    oPAPA JOHNS INTERNATIONAL, INC ...........        375,952
      18,800    oPRIME HOSPITALITY CORP ..................        371,300
      29,300    oPROMUS HOTEL CORP .......................      1,135,375
       8,400    oRAINFOREST CAFE, INC ....................        213,150
       2,950    oRUBY TUESDAY, INC .......................         66,190
      11,300    oSONIC CORP ..............................        248,600
      92,600     SYSCO CORP ..............................      3,379,900
   2,102,600     WENDYS INTERNATIONAL, INC ...............     54,536,187
                                                              -----------
                                                               97,652,745
                                                              -----------
                RETAIL--FOOD--0.45%
     114,500     ALBERTSONS, INC .........................      4,179,250
      46,380     FOOD LION, INC (CLASS B) ................        333,356
      11,200     HANNAFORD BROTHERS, INC .................        398,300
     113,300    oKROGER CO ...............................      3,285,700
     117,600    oSAFEWAY, INC ............................      5,424,300
      49,000    oSOUTHLAND CORP ..........................        163,843
      41,900    oSTARBUCKS CORP ..........................      1,631,481
      24,500     WINN DIXIE STORES, INC ..................        912,625
                                                              -----------
                                                               16,328,855
                                                              -----------
                RETAIL--GENERAL MERCHANDISE--4.51%
      79,500    oAUTOZONE, INC ...........................      1,873,218
      13,700    oBARNES & NOBLE, INC .....................        589,100
      23,960    oBED BATH & BEYOND, INC ..................        727,785
       9,600    oBEST BUY, INC ...........................        142,800
      10,000    oBOMBAY, INC .............................         50,000
      20,300    oBORDERS GROUP, INC ......................        489,737
      21,800     CASEYS GENERAL STORES, INC ..............        469,381
     680,800     CIRCUIT CITY STORES-CIRCUIT
                  CITY GROUP .............................     24,210,950
      26,000     CLAIRES STORES, INC .....................        455,000
      14,300    oCML GROUP, INC ..........................         25,918
      10,200    oCOLE NATIONAL CORP (CLASS A) ............        448,800
      46,218    oCONSOLIDATED STORES CORP ................      1,606,075
      43,700    oCOSTCO CO, INC ..........................      1,436,637
     207,023    oCUC INTERNATIONAL, INC ..................      5,343,781
      16,820    oCVS CORP ................................        862,025
      11,100     DAYTON HUDSON CORP ......................        590,381
      10,600    oDEPARTMENT 56, INC ......................        235,187
      59,712     DOLLAR GENERAL CORP .....................      2,239,200
       7,300     FAMILY DOLLAR STORES, INC ...............        198,925
      35,368    oFEDERATED DEPARTMENT STORES, INC ........      1,229,038
     110,500     GAP, INC ................................      4,295,687
      11,600    oGARDEN RIDGE CORP .......................        145,000
       6,000    oGLOBAL DIRECTMAIL CORP ..................        156,375
      15,500    oGYMBOREE CORP ...........................        372,000
       9,600     HEILIG MEYERS CO ........................        188,400
     263,350     HOME DEPOT, INC .........................     18,154,690
      20,565    oHSN, INC ................................        642,656
      21,600    oJONES APPAREL GROUP, INC ................      1,031,400
      29,400    oKOHLS CORP ..............................      1,556,362
       7,200    oLANDS END, INC ..........................        213,300
      22,190     LIMITED, INC ............................        449,347
      77,400     LOWES COS, INC ..........................      2,873,475
       8,400    oMENS WAREHOUSE, INC .....................        264,600
       5,400    oMOVIE GALLERY, INC ......................         34,425
      11,300    oNEIMAN-MARCUS GROUP, INC ................        296,625

                       See notes to financial statements.

     SHARES                                                        VALUE
     ------                                                        -----
                RETAIL--GENERAL MERCHANDISE
                 --(CONTINUED)
      12,800     NORDSTROM, INC ..........................    $   628,000
      55,300    oOFFICEMAX, INC ..........................        798,393
      16,280    oPAYLESS SHOESOURCE, INC .................        890,312
       9,469     PENNEY, (J.C.) CO, INC ..................        494,163
      33,000     PEP BOYS MANNY, MOE, & JACK CO ..........      1,124,062
      11,600    oPETCO ANIMAL SUPPLIES, INC ..............        348,000
      58,740    oPETSMART, INC ...........................        675,510
      16,300     PIER 1 IMPORTS, INC .....................        431,950
       8,300    oPROFFITTS, INC ..........................        364,162
      11,800     REGIS CORP ..............................        278,775
       7,500    oREXALL SUNDOWN, INC .....................        292,500
      14,400     ROSS STORES, INC ........................        470,700
      37,500     ROUSE CO ................................      1,106,250
     165,500     SEARS ROEBUCK & CO ......................      8,895,625
      33,200     SOTHEBYS HOLDINGS, INC (CLASS A) ........        560,250
      84,940    oSTAPLES, INC ............................      1,974,855
      26,450    oSUNGLASS HUT INTERNATIONAL, INC .........        166,965
       7,000     TALBOTS, INC ............................        238,000
      12,800     TANDY CORP ..............................        716,800
      19,450    oTHE SPORTS AUTHORITY, INC ...............        378,059
      17,200     TIFFANY & CO ............................        794,425
      95,800     TJX COS, INC ............................      2,526,725
      24,600    oTOPPS, INC ..............................        103,012
      16,185    oTOYS R US, INC ..........................        566,475
   1,737,200     WAL-MART STORES, INC ....................     58,739,075
     131,100     WALGREEN CO .............................      7,030,237
      12,000    oWILLIAMS-SONOMA, INC ....................        513,000
                                                              -----------
                                                              165,004,560
                                                              -----------
                TEXTILE & APPAREL--1.03%
       4,800    oANN TAYLOR STORES CORP ..................         93,600
      10,000    oDONNKENNY, INC ..........................         38,750
       6,600    oFRUIT OF THE LOOM, INC (CLASS A) ........        204,600
      14,550     G & K SERVICES, INC (CLASS A) ...........        541,987
      11,950    oJUST FOR FEET, INC ......................        208,378
       2,900     LIZ CLAIBORNE, INC ......................        135,212
      23,700    oNAUTICA ENTERPRISES, INC ................        626,568
      68,700     NIKE, INC (CLASS B) .....................      4,010,362
      14,200    oNINE WEST GROUP, INC ....................        542,262
      10,950     ST. JOHN KNITS, INC .....................        591,300
      20,200     UNIFI, INC ..............................        754,975
      10,900    oURBAN OUTFITTERS, INC ...................        152,600
      27,700     WARNACO GROUP, INC (CLASS A) ............        882,937
     718,200    oWESTPOINT STEVENS, INC ..................     28,099,575
      27,650     WOLVERINE WORLD WIDE, INC ...............        839,868
                                                              -----------
                                                               37,722,974
                                                              -----------
                TOBACCO--3.56%
      22,700     DIMON, INC ..............................        601,550
   2,839,400     PHILIP MORRIS COS, INC ..................    125,998,375
      17,150     RJR NABISCO HOLDINGS CORP ...............        565,950
      12,360     SCHWEITZER-MAUDUIT
                  INTERNATIONAL, INC .....................        463,500
       4,400     UNIVERSAL CORP ..........................        139,700
      95,400     UST, INC ................................      2,647,350
                                                              -----------
                                                              130,416,425
                                                              -----------
                TRUCKERS & SHIPPING--0.02%
      12,600    oAMERICAN FREIGHTWAYS CORP ...............        196,875
       7,528    oHALTER MARINE GROUP, INC ................        180,672
      12,800    oSWIFT TRANSPORTATION CO, INC ............        377,600
                                                             ------------
                                                                  755,147
                                                             ------------
                UTILITIES--ELECTRIC--0.26%
     129,450    oAES CORP ................................      9,158,587
       4,500     OTTER TAIL POWER CO .....................        148,500
      17,400    oTUCSON ELECTRIC POWER CO ................        252,300
                                                             ------------
                                                                9,559,387
                                                             ------------
                UTILITIES--GAS & PIPELINE--0.27%
      42,800    oAMERICAN STANDARD COS, INC ..............      1,915,300
      11,140    oBLACK BOX CORP ..........................        448,385
      19,700    oCALENERGY, INC ..........................        748,600
       6,900     COASTAL CORP ............................        366,993
           1     EL PASO NATURAL GAS CO ..................             55
     104,000     ENRON CORP ..............................      4,244,500
       8,500     ENSERCH CORP ............................        189,125
      11,400    oIONICS, INC .............................        518,700
      44,300     NGC CORP ................................        683,881
       2,800     SONAT, INC ..............................        143,500
      14,600    oTRIARC COS, INC .........................        297,475
       6,400     WILLIAMS COS, INC .......................        280,000
                                                              -----------
                                                                9,836,514
                                                              -----------
                UTILITIES--TELEPHONE--4.27%
       8,150    oADTRAN, INC .............................        201,712
      11,900     ALIANT COMMUNICATIONS, INC ..............        232,050
       5,700     ALLTEL CORP .............................        190,593
      28,700     AMERITECH CORP ..........................      1,949,806
     576,200     AT & T CORP .............................     20,203,012
       3,800    oC-TEC CORP ..............................        132,525
      75,500     CINCINNATI BELL, INC ....................      2,378,250
      10,800    oCOMMNET CELLULAR, INC ...................        375,300
      10,800    oCORECOMM, INC ...........................        186,300
      67,000     FRONTIER CORP ...........................      1,335,812
      30,950    oGLENAYRE TECHNOLOGIES, INC ..............        506,806
     170,300     GTE CORP ................................      7,471,912
      22,400     MCI COMMUNICATIONS CORP .................        857,500
      21,700    oMOBILE TELECOMMUNICATIONS
                   TECHNOLOGIES CORP .....................        310,581
      12,250    oPRICELLULAR CORP (CLASS A) ..............        110,250
     596,828     SBC COMMUNICATIONS, INC .................     36,928,732
      15,669     TELEPHONE & DATA SYSTEMS, INC ...........        594,442
      14,400    oU.S. LONG DISTANCE CORP .................        248,400
   2,565,840    oWORLDCOM, INC ...........................     82,106,880
                                                             ------------
                                                              156,320,863
                                                             ------------
               TOTAL COMMON STOCK
                (COST $2,721,726,625) ....................  3,506,382,654
                                                            -------------

                       See notes to financial statements.

  PRINCIPAL                                             VALUE
  ---------                                             -----
               SHORT TERM INVESTMENTS--4.33%
                COMMERCIAL PAPER--0.40%
                *FORD MOTOR CREDIT CO
$ 5,000,000        5.350%,  07/28/97 ............... $ 4,978,300
                #MCI COMMUNICATIONS CORP
  4,695,000        5.500%,  08/11/97 ...............   4,664,435
                *SCHERING CORP
  5,000,000        5.340%,  07/22/97 ...............   4,982,950
                                                     -----------
                                                      14,625,685
                                                     -----------
                U.S. GOVERNMENT & AGENCIES--3.93%
                 FEDERAL FARM CREDIT BANKS
 23,700,000        5.400%,  07/07/97 ...............  23,674,885
 18,200,000        5.410%,  10/14/97 ...............  17,907,940
                 FEDERAL HOME LOAN MORTGAGE CORP
    528,000        5.500%,  07/25/97 ...............     526,001
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION
 31,410,000        5.400%,  07/24/97 ...............  31,295,878
 11,460,000        5.510%,  08/04/97 ...............  11,399,278
 20,000,000      * 5.480%,  09/04/97 ...............  19,800,166
 40,000,000        5.600%,  11/05/97 ...............  39,224,888
                                                     -----------
                                                     143,829,036
                                                     -----------
              TOTAL SHORT TERM INVESTMENTS
               (COST $158,453,536)...... ........... 158,454,721
                                                     -----------
                ROUNDING............................         247
                                                     -----------
              TOTAL PORTFOLIO
               (COST $2,880,426,061) .............$3,665,187,208
                                                  ==============
---------------
o Non-income producing
x In bankruptcy
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.
# Commercial Paper issued under the Private Placement exemption under 4 (2) of the Securities Act of 1993, as amended. ~ Restricted Securities--Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At 06/30/97, the value of these securities amounted to $4,838,680 or 0.13% of net assets. Additional information on each holding is as follows:


                                  ACQUISITION      ACQUISITION
  SECURITY                           DATE             COST
  --------                        -----------      -----------
  MARTEK BIOSCIENCES CORP          05/22/95        $4,746,750
  MARTEK BIOSCIENCES CORP
    WTS 05/18/98                   05/22/95            91,930
                                                    ---------
                                                   $4,838,680
                                                    =========

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
           STATEMENT OF INVESTMENTS--EQUITY INDEX ACCOUNT (UNAUDITED)
                                  JUNE 30, 1997

                               SUMMARY BY INDUSTRY

                                                      VALUE            %
                                                      -----          -----
BONDS
 CORPORATE BONDS
  BROADCASTERS .............................      $      7,760         0.00%
  ENVIRONMENTAL CONTROL ....................            13,090         0.00
                                                  ------------      -------

 TOTAL CORPORATE BONDS
  (COST $15,239) ...........................            20,850         0.00
                                                  ------------      -------
TOTAL BONDS
  (COST $15,239) ...........................            20,850         0.00
                                                  ------------      -------
 PREFERRED STOCK
  BUSINESS SERVICES ........................            25,385         0.00
  HEALTHCARE--SERVICE ......................           124,287         0.01
                                                  ------------      -------
TOTAL PREFERRED STOCK
 (COST $116,703) ...........................           149,672         0.01
                                                  ------------      -------
COMMON STOCK
  AEROSPACE ................................        17,496,994         1.25
  AIR TRANSPORTATION .......................         7,544,257         0.54
  AUTOMOTIVE & RELATED .....................        31,338,285         2.23
  BANKS ....................................       122,404,799         8.73
  BEVERAGES ................................        44,802,136         3.20
  BROADCASTERS .............................         8,359,268         0.60
  BUSINESS SERVICES ........................        19,322,871         1.38
  CHEMICALS--MAJOR .........................        30,190,031         2.15
  CHEMICALS--SPECIALTY .....................        11,149,883         0.80
  COMMUNICATION EQUIPMENT & SERVICES .......        34,661,304         2.47
  COMPUTER SERVICE .........................        55,970,297         3.99
  CONGLOMERATES ............................        28,380,319         2.02
  CONSTRUCTION--MATERIALS & BUILDERS .......         8,905,949         0.63
  CONTAINERS ...............................         1,792,663         0.13
  COSMETICS ................................        12,068,122         0.86
  ELECTRICAL EQUIPMENT .....................        48,876,614         3.49
  ELECTRICAL EQUIPMENT--
    COMPONENTS DIVERSIFIED .................        50,468,821         3.60
  ELECTRICAL EQUIPMENT--INSTRUMENTS ........         6,560,993         0.47
  ENVIRONMENTAL CONTROL ....................         6,940,966         0.50
  FINANCIAL--MISCELLANEOUS .................        61,124,618         4.36
  FOODS ....................................        29,339,442         2.09
  FOREST PRODUCTS ..........................         5,973,336         0.43
  HEALTHCARE--DRUGS ........................        92,939,462         6.63
  HEALTHCARE--HOSPITAL SUPPLY ..............        16,370,343         1.17
  HEALTHCARE--OTHER ........................        26,689,517         1.90
  HEALTHCARE--SERVICE ......................        24,105,035         1.72
  HOUSEHOLD--CONSUMER ELECTRONICS ..........           188,881         0.01
  HOUSEHOLD--DURABLE GOODS .................         5,189,886         0.37
  HOUSEHOLD--PRODUCTS ......................        29,091,244         2.07
  INSURANCE--BROKERS & OTHER ...............         4,383,312         0.31
  INSURANCE--LIFE ..........................        10,707,244         0.76
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY ....................        45,729,377         3.26
  LEISURE TIME .............................        17,350,208         1.24
  MACHINERY ................................        21,479,010         1.53
  METALS--ALUMINUM .........................         3,519,312         0.25
  METALS--GOLD .............................         3,021,933         0.22
  METALS--NON-FERROUS ......................         3,344,240         0.24
  METALS--STEEL ............................         4,320,062         0.31
  MISCELLANEOUS MATERIALS &
    COMMODITIES ............................           173,683         0.01
  OFFICE EQUIPMENT .........................        51,382,842         3.67
  PAPER ....................................         9,096,228         0.65
  PETROLEUM--
    EXPLORATION & PRODUCTION ...............        10,869,053         0.78
  PETROLEUM--INTEGRATED ....................        68,810,778         4.91
  PETROLEUM--SERVICE .......................        14,183,092         1.01
  PHOTOGRAPHY ..............................         5,059,025         0.36
  PROPERTY--REAL ESTATE ....................         2,827,641         0.20
  PUBLISHING--NEWSPAPER ....................         7,434,007         0.53
  PUBLISHING--OTHER ........................         9,286,454         0.66
  RAILROAD .................................        10,268,586         0.73
  RESTAURANTS & HOTELS .....................        17,470,715         1.25
  RETAIL--FOOD .............................         8,873,124         0.63
  RETAIL--GENERAL MERCHANDISE ..............        54,525,513         3.89
  TEXTILE & APPAREL ........................         6,638,735         0.47
  TOBACCO ..................................        23,729,507         1.69
  TRUCKERS & SHIPPING ......................         2,572,443         0.18
  UTILITIES--ELECTRIC ......................        45,456,878         3.24
  UTILITIES--GAS & PIPELINE ................        15,404,147         1.10
  UTILITIES--OTHER .........................           118,575         0.01
  UTILITIES--TELEPHONE .....................        74,120,687         5.29
                                                 -------------      -------
TOTAL COMMON STOCK
 (COST $1,070,624,133) .....................     1,390,402,747        99.17
                                                 -------------      -------
SHORT TERM INVESTMENTS
  U.S. GOVERNMENT & AGENCIES ...............        14,506,195         1.03
                                                 -------------      -------
TOTAL SHORT TERM INVESTMENTS
 (COST $14,508,166) ........................        14,506,195         1.03
                                                 -------------      -------
   ROUNDING ................................               384         0.00
                                                 -------------      -------
TOTAL PORTFOLIO
 (COST $1,085,264,241) .....................     1,405,079,848       100.21
   OTHER ASSETS & LIABILITIES, NET .........        (2,894,419)       (0.21)
                                                 -------------      -------
NET ASSETS .................................    $1,402,185,429      100.00%
                                                ==============      =======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
           STATEMENT OF INVESTMENTS--EQUITY INDEX ACCOUNT (UNAUDITED)
                                  JUNE 30, 1997

PRINCIPAL                                                      VALUE
---------                                                      ------
              BONDS--0.00%
               CORPORATE BONDS--0.00%
                BROADCASTERS--0.00%
                 VIACOM INTERNATIONAL, INC
                  (SUBORDINATED DEB)
   $ 8,000         8.000%,  07/07/06                      $      7,760
                                                          ------------
                ENVIRONMENTAL CONTROL--0.00%
                 WMX TECHNOLOGIES, INC
                  (SUBORDINATED CV NOTES)
    14,000         2.000%,  01/24/05                            13,090
                                                          ------------
                TOTAL CORPORATE BONDS
                 (COST $15,239)                                 20,850
                                                          ------------
              TOTAL BONDS
               (COST $15,239) ..........                        20,850
                                                          ------------

   SHARES
   ------

              PREFERRED STOCK--0.01%
                BUSINESS SERVICES--0.00%
     1,122      oPREMIER FARNELL PLC CV ADR                     25,385
                                                          ------------
                HEALTHCARE--SERVICE--0.01%
     1,273       AETNA, INC 6.25% (CLASS C)                    119,343
    11,200     oFRESENIUS MEDICAL CARE (CLASS D)                   644
       160       PACIFICARE HEALTH SYSTEMS
                  CV SERIES A                                    4,300
                                                          ------------
                                                               124,287
                                                          ------------
               TOTAL PREFERRED STOCK
               (COST $116,703) .........                       149,672
                                                          ------------
               COMMON STOCK--99.17%
                 AEROSPACE--1.25%
     5,100     AAR CORP ................................       164,793
     2,900    oALLIANT TECHSYSTEMS, INC ................       159,500
   121,696     BOEING CO ...............................     6,457,494
    10,100     EG & G, INC .............................       227,250
     9,000     GENERAL DYNAMICS CORP ...................       675,000
    20,000     GENERAL MOTORS CORP (CLASS H) ...........     1,155,000
     8,200    oHEXCEL CORP .............................       141,450
    28,376     LOCKHEED MARTIN CORP ....................     2,938,689
    26,300     MCDONNELL DOUGLAS CORP ..................     1,801,550
     8,800     NORTHROP GRUMMAN CORP ...................       772,750
     3,100    oOEA, INC ................................       122,450
     7,800    oORBITAL SCIENCES CORP ...................       123,825
     4,600     PRECISION CAST PARTS CORP ...............       274,275
       750     PRIMEX TECHNOLOGIES, INC ................        16,031
    41,800     RAYTHEON CO .............................     2,131,800
     5,800    oROHR, INC ...............................       127,237
     7,700    oWYMAN-GORDON CO .........................       207,900
                                                          ------------
                                                            17,496,994
                                                          ------------
                AIR TRANSPORTATION--0.54%
     7,100       AIR EXPRESS INTERNATIONAL CORP ..........     282,225
     4,400       AIRBORNE FREIGHT CORP ...................     184,250
    11,400      oAMERICA WEST HOLDINGS
                  CORP (CLASS B) .........................     165,300
    15,400      oAMR CORP ................................   1,424,500
     4,600       ASA HOLDINGS, INC .......................     131,675
     2,500      oATLAS AIR, INC ..........................      86,250
     4,700      oBE AEROSPACE, INC .......................     148,637
     8,925       COMAIR HOLDINGS, INC ....................     247,110
     6,300      oCONTINENTAL AIRLINES, INC (CLASS B) .....     220,106
    12,800       DELTA AIRLINES, INC .....................   1,049,600
     5,900       EXPEDITORS INTERNATIONAL
                  OF WASHINGTON ..........................     167,412
    20,500      oFEDERAL EXPRESS CORP ....................   1,183,875
     1,000      oMESA AIR GROUP, INC .....................       5,375
    12,900      oNORTHWEST AIRLINES CORP (CLASS A) .......     469,237
       400       SKYWEST, INC ............................       6,250
    26,000       SOUTHWEST AIRLINES CO ...................     672,750
     1,500      oTRANS WORLD AIRLINES, INC ...............      13,125
     9,800      oUAL CORP ................................     701,312
    10,100      oUS AIRWAYS GROUP, INC ...................     353,500
     4,600      oVALUJET, INC ............................      31,768
                                                          ------------
                                                             7,544,257
                                                           -----------
                AUTOMOTIVE & RELATED--2.23%
     5,600      oALLEN TELECOM, INC ......................     116,200
     8,200      oAMERICREDIT CORP ........................     172,200
     9,800       APOGEE ENTERPRISES, INC .................     210,700
     5,600       ARVIN INDUSTRIES, INC ...................     152,600
    17,899      oAUTOLIV, INC ............................     700,298
     4,600       BANDAG, INC .............................     225,400
     5,400       BORG-WARNER AUTOMOTIVE, INC .............     291,937
     2,600       BREED TECHNOLOGIES, INC .................      59,800
   104,662       CHRYSLER CORP ...........................   3,434,221
    12,300       COOPER TIRE & RUBBER CO .................     270,600
     6,500       CUMMINS ENGINE CO, INC ..................     458,656
    17,900       DANA CORP ...............................     680,200
     6,000       DANAHER CORP ............................     304,875
     5,100      oDETROIT DIESEL CORP .....................     122,081
     4,300       DONALDSON CO, INC .......................     163,400
    11,500       EATON CORP ..............................   1,004,093
    10,200       ECHLIN, INC .............................     367,200
     4,600       EXIDE CORP ..............................     100,912
     6,900       FEDERAL-MOGUL CORP ......................     241,500
     4,500      oFOAMEX INTERNATIONAL, INC ...............      59,062
   207,900       FORD MOTOR CO ...........................   7,848,225
     5,700       GENCORP, INC ............................     131,812
   131,800       GENERAL MOTORS CORP .....................   7,339,612
    30,000       GENUINE PARTS CO ........................   1,016,250
    26,200       GOODYEAR TIRE & RUBBER CO ...............   1,658,787
     3,700       GRACO, INC ..............................     111,462
    12,900       HARLEY DAVIDSON, INC ....................     618,393
       560      oHAYES WHEELS INTERNATIONAL, INC .........      17,780
     5,200      oKIRBY CORP ..............................      94,900
    11,300      oLEAR CORP ...............................     501,437
     5,100       MODINE MANUFACTURING CO .................     151,725
    15,500      oNAVISTAR INTERNATIONAL CORP .............     267,375
    11,200       PACCAR, INC .............................     520,100
     8,600       POLARIS INDUSTRIES, INC .................     280,037
     4,000      oRENTERS CHOICE, INC .....................      79,500
     5,500      oSAFESKIN CORP ...........................     161,906
    13,700       SAFETY-KLEEN CORP .......................     231,187
     5,900       SMITH (A.O.) CORP .......................     209,818
    11,450       SNAP-ON, INC ............................     450,843
     2,600       SPX CORP ................................     168,512
       500       STANDARD PRODUCTS CO ....................      12,625

                       See notes to financial statements.

       SHARES                                                    VALUE
       ------                                                    -----
               AUTOMOTIVE & RELATED-(CONTINUED)
       3,900     SUPERIOR INDUSTRIES
                  INTERNATIONAL, INC .....................    $   103,350
       1,800    oTBC CORP ................................         15,075
       3,100    oTOWER AUTOMOTIVE, INC ...................        133,300
         675     TRANSPRO, INC ...........................          5,864
       2,600     WABASH NATIONAL CORP ....................         72,475
                                                             ------------
                                                               31,338,285
                                                             ------------
                BANKS--8.73%
       3,900     ALBANK FINANCIAL CORP ...................        154,050
      16,200     AMSOUTH BANCORP .........................        612,562
       4,080     ASSOCIATED BANC-CORP ....................        161,160
     101,928     BANC ONE CORP ...........................      4,937,137
      67,000     BANK OF NEW YORK CO, INC ................      2,914,500
     126,300     BANKAMERICA CORP ........................      8,154,243
      25,974     BANKBOSTON CORP .........................      1,871,751
      14,000     BANKERS TRUST NEW YORK CORP .............      1,218,000
      31,900     BARNETT BANKS, INC ......................      1,674,750
      19,764     BB&T CORPORATION ........................        889,380
         470    oCALIFORNIA FEDERAL BANK
                  GOODWILL CERT ..........................          7,285
       1,808     CAPITAL ONE FINANCIAL CORP ..............         68,252
       4,100     CCB FINANCIAL CORP ......................        299,812
      12,250     CENTRAL FIDELITY BANKS, INC .............        434,875
       7,700     CENTURA BANKS, INC ......................        353,237
       8,825     CHARTER ONE FINANCIAL, INC ..............        475,446
      76,058     CHASE MANHATTAN CORP NEW ................      7,382,379
      83,621     CITICORP CO .............................     10,081,556
       3,800     CITIZENS BANKING CORP (MICHIGAN) ........        130,150
       9,300     CITY NATIONAL CORP ......................        223,781
       9,000     COLONIAL BANCGROUP, INC .................        218,250
      18,400     COMERICA, INC ...........................      1,251,200
       3,800     COMMERCE BANCORP, INC ...................        147,250
       9,419     COMMERCE BANCSHARES, INC ................        426,209
       5,900     COMMUNITY FIRST BANKSHARES, INC .........        226,412
      13,650     COMPASS BANCSHARES, INC .................        458,981
      35,909     CORESTATES FINANCIAL CORP ...............      1,930,108
      15,309     CRESTAR FINANCIAL CORP ..................        595,137
       9,500     CULLEN FROST BANKERS, INC ...............        402,562
       6,500     DAUPHIN DEPOSIT CORP ....................        289,656
       9,900     DEPOSIT GUARANTY CORP ...................        311,850
      15,800     DIME BANCORP, INC .......................        276,500
      14,700     FIFTH THIRD BANCORP .....................      1,206,318
      12,600     FIRST AMERICAN CORP .....................        483,525
      22,554     FIRST BANK SYSTEM, INC ..................      1,925,547
      54,855     FIRST CHICAGO NBD CORP ..................      3,318,727
       9,565     FIRST COMMERCE CORP .....................        420,860
       4,516     FIRST COMMERCIAL CORP ...................        185,720
       8,300     FIRST HAWAIIAN, INC .....................        283,237
      10,220     FIRST MICHIGAN BANK CORP ................        309,155
       3,300     FIRST MIDWEST BANCORP, INC ..............        104,568
      16,489     FIRST OF AMERICA BANK CORP ..............        754,371
      21,075     FIRST SECURITY CORP .....................        575,610
      12,600     FIRST TENNESSEE NATIONAL CORP ...........        604,800
      48,676     FIRST UNION CORP ........................      4,502,530
       6,100     FIRST VIRGINIA BANKS, INC ...............        367,906
      22,600     FIRSTAR CORP ............................        689,300
       7,500     FIRSTMERIT CORP .........................        360,000
      45,188     FLEET FINANCIAL GROUP, INC ..............      2,858,141
       6,400     GREENPOINT FINANCIAL CORP ...............        426,000
      22,519     HIBERNIA CORP (CLASS A) .................        313,858
       7,000     HUBCO, INC ..............................        203,000
      27,852     HUNTINGTON BANCSHARES, INC ..............        818,152
       4,500    oIMPERIAL BANCORP ........................        129,937
       5,000    oIMPERIAL CREDIT INDUSTRIES, INC .........        102,812
      39,500     KEYCORP .................................      2,207,062
      10,300     LONG ISLAND BANCORP, INC ................        374,018
       2,600    oMAF BANCORP, INC ........................        108,875
      15,600     MAGNA GROUP, INC ........................        542,100
      16,500     MARSHALL & ILSLEY CORP ..................        670,312
      44,548     MELLON BANK CORP ........................      2,010,228
      13,399     MERCANTILE BANCORP, INC .................        813,989
      12,070     MERCANTILE BANKSHARES CORP ..............        482,800
      34,400     MORGAN (J.P.) & CO, INC .................      3,590,500
      38,892     NATIONAL CITY CORP ......................      2,041,830
      13,800     NATIONAL COMMERCE BANCORP ...............        303,600
     135,924     NATIONSBANK CORP ........................      8,767,098
      18,600     NORTH FORK BANCORP, INC .................        397,575
      19,660     NORTHERN TRUST CORP .....................        951,052
      65,048     NORWEST CORP ............................      3,658,950
      10,958     OLD KENT FINANCIAL CORP .................        591,732
       1,142     OLD NATIONAL BANCORP ....................         50,248
       5,800     ONBANCORP, INC ..........................        295,800
       3,050     ONE VALLEY BANCORP, INC .................        128,100
      10,500     PACIFIC CENTURY FINANCIAL CORP ..........        485,625
       7,200     PEOPLES BANK OF BRIDGEPORT CO ...........        186,300
       8,800     PEOPLES HERITAGE FINANCIAL
                  GROUP, INC .............................        333,300
      57,480     PNC BANK CORP ...........................      2,392,605
       3,200     PROVIDENT FINANCIAL GROUP ...............        136,800
       1,000    oQUEENS COUNTY BANCORP, INC ..............         45,500
       8,000     RCSB FINANCIAL, INC .....................        383,000
      22,752     REGIONS FINANCIAL CORP ..................        719,532
       9,300     REPUBLIC NEW YORK CORP ..................        999,750
       7,900     RIGGS NATIONAL CORP .....................        162,937
      10,649     SIGNET BANKING CORP .....................        383,364
      18,100     SOUTHTRUST CORP .........................        748,887
      30,534     SOVEREIGN BANCORP, INC ..................        465,643
      14,550     ST. PAUL BANCORP, INC ...................        481,968
      15,700     STAR BANC CORP ..........................        663,325
      27,700     STATE STREET CORP .......................      1,281,125
      16,902     SUMMIT BANCORP ..........................        847,212
      37,600     SUNTRUST BANKS, INC .....................      2,070,350
       3,000     SUSQUEHANNA BANCSHARES, INC .............        117,750
      29,825     SYNOVUS FINANCIAL CORP ..................        822,051
       8,400     TRUSTMARK CORP ..........................        235,200
      26,366     U.S. BANCORP ............................      1,690,719
       4,700     U.S. TRUST CORP .........................        221,487
      11,989     UNION PLANTERS CORP .....................        621,929
       1,900     UNIONBANCAL CORP ........................        136,562
       4,850     UNITED CAROLINA BANCSHARES CORP .........        252,200
       5,600     UST CORP ................................        125,300
       1,323     VALLEY NATIONAL BANCORP .................         35,886
      28,500     WACHOVIA CORP ...........................      1,661,906
       8,795     WASHINGTON FEDERAL, INC .................        225,921
       8,800     WASHINGTON MUTUAL, INC ..................        525,800
      15,768     WELLS FARGO & CO ........................      4,249,476
       4,200     WESTAMERICA BANCORP .....................        319,200
       9,100     WILMINGTON TRUST CORP ...................        416,325
      12,000     ZIONS BANCORP ...........................        451,500
                                                              -----------
                                                              122,404,799
                                                              -----------
                BEVERAGES--3.20%
      81,500     ANHEUSER BUSCH COS, INC .................      3,417,906
       9,000     BROWN FORMAN, INC (CLASS B) .............        439,312
     436,000     COCA COLA CO ............................     29,430,000
      37,200     COCA COLA ENTERPRISES, INC ..............        855,600
       9,700     COORS (ADOLPH) CO (CLASS B) .............        258,262
     276,900     PEPSICO, INC ............................     10,401,056
                                                              -----------
                                                               44,802,136
                                                              -----------

                       See notes to financial statements.

       SHARES                                                    VALUE
       ------                                                    -----
                BROADCASTERS--0.60%
       5,300    oAMERICAN RADIO SYSTEMS CORP .............    $   211,337
       8,300    oCLEAR CHANNEL COMMUNICATIONS, INC .......        510,450
       2,800     COMCAST CORP (CLASS A) ..................         58,625
      39,728     COMCAST CORP SPECIAL (CLASS A) ..........        849,186
       5,650    oEVERGREEN MEDIA CORP (CLASS A) ..........        252,131
      12,290     GAYLORD ENTERTAINMENT CO ................        283,438
       6,000     HARTE-HANKS COMMUNICATIONS, INC .........        177,000
      11,000     HERITAGE MEDIA CORP (CLASS A) ...........        207,625
       4,300    oJACOR COMMUNICATIONS, INC WTS 9/18/01 ...         15,050
       5,900     KING WORLD PRODUCTIONS, INC .............        206,500
      39,582    oLIBERTY MEDIA GROUP (CLASS A) ...........        940,072
       4,850    oLIN TELEVISION CORP .....................        214,006
       9,700     SCRIPPS (E.W.) CO (CLASS A) .............        403,762
       3,800     TCA CABLE TV, INC .......................        142,975
      14,040    oTCI SATELLITE ENTERTAINMENT (CLASS A) ...        110,565
     127,300    oTELE-COMMUNICATIONS, INC (CLASS A) ......      1,893,587
         400     UNITED TELEVISION, INC ..................         39,600
       6,460    oVIACOM, INC (CLASS A) ...................        190,166
      50,693    oVIACOM, INC (CLASS B) ...................      1,520,790
         250    oVIACOM, INC (CLASS B) WTS 07/07/97 ......              0
         150    oVIACOM, INC (CLASS B) WTS 07/07/99 ......            178
       4,100    oWESTWOOD ONE, INC .......................        132,225
                                                             ------------
                                                                8,359,268
                                                             ------------
                BUSINESS SERVICES--1.38%
      10,444    oACCUSTAFF, INC ..........................        247,392
      14,766    oACNEILSEN CORP ..........................        289,782
       7,700    oADVO, INC ...............................        125,125
       5,800    oAFFILIATED COMPUTER SERVICES, INC
                 (CLASS A) ...............................        162,400
       1,500    oALLIANCE SEMICONDUCTOR CORP .............         12,281
       4,500    oALTERNATIVE RESOURCES CORP ..............         91,687
      18,000    oAMERICA ONLINE, INC .....................      1,001,250
       8,325    oAPOLLO GROUP, INC (CLASS A) .............        293,456
       5,800    oASPEN TECHNOLOGY, INC ...................        218,225
       6,200     AUTODESK, INC ...........................        237,537
       8,100     BANTA CORP ..............................        219,712
      18,400     BLOCK (H&R), INC ........................        593,400
       3,100    oCABLEVISION SYSTEMS CORP (CLASS A) ......        165,850
       4,100    oCATALINA MARKETING CORP .................        197,312
       1,700     CENTRAL PARKING CORP ....................         59,181
       6,300    oCHECKPOINT SYSTEMS, INC .................        101,193
       2,300    oCIBER, INC ..............................         78,631
       6,100     CINTAS CORP .............................        419,375
      29,600     COGNIZANT CORP ..........................      1,198,800
       4,950    oCOMPUTER HORIZONS CORP ..................        169,537
      10,000    oCOMPUTERVISION CORP .....................         46,250
       5,850    oCORESTAFF, INC ..........................        157,950
      19,590    oCORPORATE EXPRESS, INC ..................        282,830
      14,100    oCORRECTIONS CORP OF AMERICA .............        560,475
       4,300    oCREDENCE SYSTEMS CORP ...................        128,731
      15,200     DELUXE CORP .............................        518,700
       5,500    oDEVRY, INC ..............................        148,500
       2,100    oDIALOGIC CORP ...........................         55,912
      12,475     DIEBOLD, INC ............................        486,525
       7,257    oDOUBLETREE CORP .........................        298,444
       1,700    oENCAD, INC ..............................         70,550
       3,700    oEQUITY CORP INTERNATIONAL ...............         89,493
       7,000     FIRST INDUSTRIAL REALTY TRUST, INC ......        204,750
       5,700    oFORE SYSTEMS, INC .......................         77,662
       4,600    oFRANKLIN COVEY CO .......................        116,437
       3,000    oFRITZ COS, INC ..........................         29,062
       8,300     HARLAND (JOHN H.) CO ....................        189,343
       1,400    oHCIA, INC ...............................         46,900
       1,600    oINFORMATION RESOURCES, INC ..............         22,600
       3,000    oINSO CORP ...............................         61,687
       5,900    oINTERIM SERVICES, INC ...................        262,550
      11,500     INTERPUBLIC GROUP OF COS, INC ...........        705,093
       2,000    oITRON, INC ..............................         51,750
       7,200     KELLY SERVICES, INC (CLASS A) ...........        225,900
      10,300     LIBERTY PROPERTY TRUST CO ...............        256,212
      13,000     MANPOWER, INC ...........................        578,500
       2,400    oMANUGISTICS GROUP, INC ..................        106,800
       6,887    oMCAFEE ASSOCIATES, INC ..................        434,741
         900    oMERISEL, INC ............................          1,800
       4,400    oMICRO WAREHOUSE, INC ....................         75,350
       2,860    oNATIONAL AUTO CREDIT, INC ...............         25,382
       2,800    oNATIONAL INSTRUMENTS CORP ...............         98,700
       9,600     NATIONAL SERVICE INDUSTRIES, INC ........        467,400
       3,500    oNU KOTE HOLDING, INC (CLASS A) ..........          8,750
       1,400    oODS NETWORKS, INC .......................         16,625
      22,350    oOFFICE DEPOT, INC .......................        434,428
       7,800    oOIS OPTICAL IMAGING SYSTEMS, INC ........         19,012
      11,482     OLSTEN CORP .............................        223,181
      12,100     OMNICOM GROUP, INC ......................        745,662
      15,312     PAYCHEX, INC ............................        581,856
       6,800     PITTSTON BRINKS GROUP CO ................        204,000
       1,392     PREMIER FARNELL PLC ADR .................         21,924
       3,600    oPREPAID LEGAL SERVICES, INC .............         76,050
       2,900    oPRI AUTOMATION, INC .....................        110,018
       4,880    oPURE ATRIA CORP .........................         68,930
       2,100    oQUARTERDECK CORP ........................          5,315
       2,600    oREMEDY CORP .............................        104,000
      10,600    oROBERT HALF INT'L, INC ..................        498,862
       6,700     ROLLINS, INC ............................        134,837
      14,300     SENSORMATIC ELECTRONICS CORP ............        184,112
      41,700     SERVICE CORP INT'L ......................      1,370,887
       2,900     STANDARD REGISTER, INC ..................         88,812
       7,100    oSUNGARD DATA SYSTEMS, INC ...............        330,150
       5,200    oSYLVAN LEARNING SYSTEMS, INC ............        176,800
       3,200    oTHERMOLASE CORP .........................         45,000
       4,100     TOTAL SYSTEM SERVICES, INC ..............         99,681
       7,600    oTRACOR, INC .............................        190,950
       6,500     TRUE NORTH COMMUNICATIONS, INC ..........        160,875
       5,400    oU.S. CELLULAR CORP ......................        159,975
       6,200     VALSPAR CORP ............................        183,675
       2,900    oWACKENHUT CORRECTIONS CORP ..............         84,462
       2,800     WALLACE COMPUTER SERVICES, INC ..........         84,175
       3,600    oWIND RIVER SYSTEMS, INC .................        137,700
         500    oWONDERWARE CORP .........................          7,062
                                                             ------------
                                                               19,322,871
                                                             ------------
                CHEMICALS--MAJOR--2.15%
      19,200     AIR PRODUCTS & CHEMICALS, INC ...........      1,560,000
       2,900     ARCO CHEMICAL CO ........................        137,931
       5,100     CHEMFIRST, INC ..........................        138,337
      40,900     DOW CHEMICAL CO .........................      3,563,412
     196,300     DU PONT (E.I.) DE NEMOURS & CO ..........     12,342,362
      13,800     EASTMAN CHEMICAL CO .....................        876,300
      10,400     GOODRICH (B.F.) CO ......................        450,450
      17,700     HERCULES, INC ...........................        847,387
       7,168     MISSISSIPPI CHEMICAL CORP ...............        148,736
     104,500     MONSANTO CO .............................      4,500,031
       5,800    oOAK TECHNOLOGY, INC .....................         56,550
       9,000     OLIN CORP ...............................        351,562
      31,700     PPG INDUSTRIES, INC .....................      1,842,562
      27,500     PRAXAIR, INC ............................      1,540,000
       3,700    oQUINTILES TRANSNATIONAL CORP ............        257,612
       6,900     ROHM & HAAS CO ..........................        621,431
      20,300     UNION CARBIDE CORP ......................        955,368
                                                              -----------
                                                               30,190,031
                                                              -----------


                       See notes to financial statements.

       SHARES                                                    VALUE
       ------                                                    -----
                CHEMICALS--SPECIALTY--0.80%
      10,600    oAIRGAS, INC .............................    $   210,012
       7,200     ALBEMARLE CORP ..........................        151,650
       4,700     BETZDEARBORN, INC .......................        310,200
       9,300     CALGON CARBON CORP ......................        129,037
       2,800     COMMERCIAL METALS CO ....................         90,300
      12,400     CROMPTON & KNOWLES CORP .................        275,900
       8,500     oCYTEC INDUSTRIES, INC ..................        317,687
       5,100     DEXTER CORP .............................        163,200
       9,600     ECOLAB, INC .............................        458,400
      16,700     ENGELHARD CORP ..........................        349,656
      20,300     ETHYL CORP ..............................        187,775
       4,400     FERRO CORP ..............................        163,075
       6,600     FOSTER WHEELER CORP .....................        267,300
       2,921     FULLER (H.B.) CO ........................        160,655
       7,500     GEON CO .................................        151,875
       5,700     GEORGIA GULF CORP .......................        165,656
      13,100     GRACE (W.R.) & CO .......................        722,137
      10,300     GREAT LAKES CHEMICAL CORP ...............        539,462
      10,444     ICN PHARMACEUTICALS, INC ................        299,612
      12,800     IMC GLOBAL, INC .........................        448,000
       5,700     oINTERNATIONAL SPECIALTY
                 PRODUCTS, INC ...........................         80,156
      10,100     LAWTER INTERNATIONAL, INC ...............        127,512
       9,800     LUBRIZOL CORP ...........................        410,987
       8,000     LYONDELL PETROCHEMICAL CO ...............        174,500
       6,700     MALLINCKRODT, INC .......................        254,600
         200     oMCWHORTER TECHNOLOGIES, INC ............          4,775
      24,800     MORTON INTERNATIONAL, INC ...............        748,650
       5,200     oMYCOGEN CORP ...........................        102,050
      11,800     NALCO CHEMICAL CORP .....................        455,775
       4,650     OM GROUP, INC ...........................        154,031
       1,913     POTASH CORP OF SASKATCHEWAN,
                 INC (U.S.) ..............................        143,594
       8,100     RAYCHEM CORP ............................        602,437
      16,550     RPM, INC ................................        304,106
       7,575     SCHULMAN (A.), INC ......................        186,534
       7,100     oSEALED AIR CORP ........................        337,250
      17,300     SIGMA ALDRICH CORP ......................        606,581
       7,800     TERRA INDUSTRIES, INC ...................         90,675
       4,000     THIOKOL CORP ............................        280,000
       6,800     WELLMAN, INC ............................        118,150
      10,700     WITCO CORP ..............................        405,931
                                                              -----------
                                                               11,149,883
                                                             ------------
                COMMUNICATION EQUIPMENT &
                 SERVICES--2.47%
      22,800    o360 COMMUNICATIONS CO ...................        390,450
      58,340    o3COM CORP ...............................      2,625,300
       3,600    oACC CORP ................................        111,150
      88,800    oAIRTOUCH COMMUNICATIONS, INC ............      2,430,900
      15,687    oANDREW CORP .............................        441,196
       6,000    oANTEC CORP ..............................         70,500
       2,600    oAPAC TELESERVICES INC ...................         50,537
       5,200    oARCH COMMUNICATIONS GROUP, INC ..........         39,650
      20,300    oASCEND COMMUNICATIONS, INC ..............        799,312
       4,400    oAVID TECHNOLOGIES, INC ..................        116,050
      15,100    oBRINKER INTERNATIONAL, INC ..............        215,175
       4,200    oCABLE DESIGN TECHNOLOGIES CO ............        123,637
      18,900    oCABLETRON SYSTEMS, INC ..................        535,106
       7,600    oCAI WIRELESS SYSTEMS, INC ...............          8,075
       1,500    oCALIFORNIA MICROWAVE, INC ...............         21,000
      10,300    oCASCADE COMMUNICATIONS CORP .............        284,537
       1,950    oCELLSTAR CORP ...........................         59,718
         400    oCELLULAR COMMUNICATIONS
                  INTERNATIONAL, INC .....................         13,400
      11,000     CENTURY TELEPHONE ENTERPRISES, INC               370,562
       4,066    oCHYRON CORP .............................         18,297
       1,900    oCIDCO, INC ..............................         26,125
     116,180    oCISCO SYSTEMS, INC ......................      7,798,582
       9,200     COMSAT CORP SERIES 1 ....................        219,075
      38,900     CORNING, INC ............................      2,163,812
       2,700    oDIGITAL MICROWAVE CORP ..................         81,000
      19,400    oDSC COMMUNICATIONS CORP .................        431,650
       8,100    oDSP COMMUNICATIONS, INC .................         89,100
       3,100    oDYNATECH CORP ...........................        110,825
       1,600    oGENERAL DATACOMM INDUSTRIES, INC ........         11,400
       9,900    oGEOTEK COMMUNICATIONS, INC ..............         53,831
       6,900     HARRIS CORP .............................        579,600
       2,900    oHEARTLAND WIRELESS
                  COMMUNICATIONS INC .....................          6,887
       4,400    oHIGHWAYMASTER COMMUNICATIONS, INC .......         67,100
       3,900    oINTERCEL, INC ...........................         54,112
       1,100    oINTERDIGITAL COMMUNICATIONS CORP ........          6,050
       4,100    oINTERMEDIA COMMUNICATIONS, INC ..........        132,737
       5,800    oINTERNATIONAL FAMILY
                  ENTERTAINMENT, INC .....................        199,375
       3,900    oJACOR COMMUNICATIONS, INC ...............        149,175
      15,400    oLCI INTERNATIONAL, INC ..................        336,875
       2,500    oLEVEL ONE COMMUNICATIONS, INC ...........         96,093
       2,300    oLORAL SPACE & COMMUNICATIONS LTD ........         34,500
     112,162     LUCENT TECHNOLOGIES, INC ................      8,082,674
       3,800    oMACROMEDIA, INC .........................         32,775
       2,700    oMASTEC, INC .............................        127,743
       1,100    oNETCOM ON-LINE COMMUNICATIONS
                  SERVICE, INC ...........................         16,225
       3,400    oNETWORK EQUIPMENT
                  TECHNOLOGIES, INC ......................         61,200
      55,500    oNOVELL, INC .............................        385,031
       6,466    oNTL, INC ................................        160,841
       9,400    oOCTEL COMMUNICATIONS CORP ...............        220,312
       5,000    oOMNIPOINT CORP ..........................         83,125
       2,800    oP-COM, INC ..............................         92,400
      20,000    oPAGING NETWORK, INC .....................        175,625
      12,100    oPAIRGAIN TECHNOLOGIES, INC ..............        187,550
       4,810    oPANAMSAT CORP ...........................        139,490
       5,300     PICTURETEL CORP .........................         50,350
       7,000    oPMT SERVICES, INC .......................        106,750
       5,300    oPREMIERE TECHNOLOGIES, INC ..............        137,800
       3,100    oPREMISYS COMMUNICATIONS, INC ............         48,825
       8,900    oQUALCOMM, INC ...........................        452,787
      12,100     SCIENTIFIC-ATLANTA, INC .................        264,687
       5,600    oSITEL CORP ..............................        115,500
       8,400    oTECH DATA CORP ..........................        264,075
       6,600    oTEL-SAVE HOLDINGS, INC ..................        100,650
       5,100    oTELE-COMMUNICATIONS
                  INT'L (CLASS A) ........................         78,731
      29,260    oTELLABS, INC ............................      1,634,902
       7,600    oVANGUARD CELLULAR SYSTEMS, INC ..........        103,550
       3,400    oWESTELL TECHNOLOGIES, INC (CLASS A) .....         85,000
       6,000    oWINSTAR COMMUNICATIONS, INC .............         80,250
                                                             ------------
                                                               34,661,304
                                                             ------------
                COMPUTER SERVICE--3.99%
         400    o3DO CO ..................................          1,400
       3,600    oACTEL CORP ..............................         61,425
      11,300    oACXIOM CORP .............................        231,650
      19,100    oADAPTEC, INC ............................        663,725
      22,900    oADC TELECOMMUNICATIONS, INC .............        764,287
       9,972     ADOBE SYSTEMS, INC ......................        349,643
       7,725    oAMERICAN MANAGEMENT SYSTEMS, INC ........        206,643


                       See notes to financial statements.

       SHARES                                                    VALUE
       ------                                                    -----
                COMPUTER SERVICE--(CONTINUED)
       2,400    oARBOR SOFTWARE CORP .....................    $    84,600
       4,200    oAUSPEX SYSTEMS, INC .....................         40,425
      50,500     AUTOMATIC DATA PROCESSING, INC ..........      2,373,500
       3,700    oAVANT CORP ..............................        119,556
       6,100    oBANCTEC, INC ............................        158,218
         400    oBANYAN SYSTEMS, INC .....................            900
      32,845    oBAY NETWORKS, INC .......................        872,445
       6,200    oBDM INTERNATIONAL, INC ..................        142,600
       3,900    oBELL & HOWELL CO ........................        120,168
       8,000    oBISYS GROUP, INC ........................        334,000
      18,300    oBMC SOFTWARE, INC .......................      1,013,362
       2,200    oBORLAND INTERNATIONAL, INC ..............         15,262
       4,500    oBOSTON TECHNOLOGY, INC ..................        133,031
       3,000    oBRODERBUND SOFTWARE, INC ................         74,062
       4,500    oC-CUBE MICROSYSTEMS, INC ................         79,031
      16,525    oCADENCE DESIGN SYSTEMS, INC .............        553,587
       5,600    oCAMBRIDGE TECHNOLOGY PARTNERS, INC ......        179,200
       1,250    oCDW COMPUTER CENTERS, INC ...............         66,328
      12,800    oCERIDIAN CORP ...........................        540,800
       6,100    oCHECKFREE CORP ..........................        107,512
       5,200    oCITRIX SYSTEMS, INC .....................        228,150
       2,200    oCLARIFY, INC ............................         24,887
      14,800    oCOMPUSA, INC ............................        318,200
      48,550     COMPUTER ASSOCIATES
                  INTERNATIONAL, INC .....................      2,703,628
      12,160    oCOMPUTER SCIENCES CORP ..................        877,040
       4,000     COMPUTER TASK GROUP, INC ................        149,000
      12,000    oCOMPUWARE CORP ..........................        573,000
       1,800    oCSG SYSTEMS INTERNATIONAL, INC ..........         55,575
       2,900    oCYRIX CORP ..............................         61,987
       6,100    oDECISIONONE CORP ........................        138,775
       5,700    oDIAMOND MULTIMEDIA SYSTEMS, INC .........         40,968
       2,700    oDOCUMENTUM, INC .........................         67,162
       7,300    oDST SYSTEMS, INC ........................        243,181
       8,200    oELECTRONIC ARTS, INC ....................        275,725
      58,600     ELECTRONIC DATA SYSTEMS CORP ............      2,402,600
      41,600    oEMC CORP ................................      1,622,400
       3,700    oEMPLOYEE SOLUTIONS, INC .................         20,581
       3,100    oEXABYTE CORP ............................         39,718
      72,648     FIRST DATA CORP .........................      3,191,971
       8,500    oFISERV, INC .............................        379,312
       5,600    oFORTE SOFTWARE, INC .....................         75,250
       1,600    oFTP SOFTWARE, INC .......................          7,800
       8,300    oGT INTERACTIVE SOFTWARE CORP ............         98,562
       3,500    oHARBINGER CORP ..........................         98,000
      15,600     HBO & CO ................................      1,074,450
       7,200    oHMT TECHNOLOGY CORP .....................         93,150
       4,000    oHNC SOFTWARE ............................        152,500
       9,100    oIMATION CORP ............................        240,012
      25,400    oINFORMIX CORP ...........................        228,600
         267    oINTEGRATED SYSTEMS CONSULTING
                  GROUP ..................................          2,903
       3,800    oINTEGRATED SYSTEMS, INC .................         44,650
       8,400    oINTERGRAPH CORP .........................         71,400
       6,000    oINTUIT, INC .............................        137,625
         500    oJTS CORP ................................            343
       7,000    oKEANE, INC ..............................        364,000
       5,600    oLEARNING CO, INC ........................         52,500
       1,200    oLEARNING TREE INTERNATIONAL, INC ........         53,250
       3,400    oLEGATO SYSTEMS, INC .....................         62,900
       4,700    oMEDIC COMPUTER SYSTEMS, INC .............        104,575
      12,300    oMENTOR GRAPHICS CORP ....................        113,775
       8,650    oMICROCHIP TECHNOLOGY, INC ...............        257,337
       3,100    oMICRON ELECTRONICS, INC .................         55,218
     140,500    oMICROSOFT CORP ..........................     17,755,687
       6,100     NATIONAL DATA CORP ......................        264,206
      19,968    oNCR CORP ................................        594,048
       4,200    oNETMANAGE, INC ..........................         12,337
       7,900    oNETSCAPE COMMUNICATIONS CORP ............        253,293
       3,200    oNETWORK APPLIANCE, INC ..................        121,600
       8,500    oNETWORK GENERAL CORP ....................        126,437
       3,900    oOBJECTIVE SYSTEMS INTEGRATORS, INC ......         33,637
      89,125    oORACLE CORP .............................      4,489,671
      21,800    oPARAMETRIC TECHNOLOGY CORP ..............        927,862
      13,100    oPEOPLESOFT, INC .........................        691,025
       5,200    oPHYSICIAN COMPUTER NETWORK, INC .........         35,100
       4,800    oPIXAR, INC ..............................         75,600
       9,500    oPLATINUM TECHNOLOGY, INC ................        125,875
       2,800    oPOLICY MANAGEMENT SYSTEMS CORP ..........        131,600
       1,400     PROGRESS SOFTWARE CORP ..................         22,400
       4,500    oPSINET, INC .............................         33,750
       7,600    oRATIONAL SOFTWARE CORP ..................        127,775
       6,300    oREAD RITE CORP ..........................        131,512
      15,100     REYNOLDS & REYNOLDS CO (CLASS A) ........        237,825
       7,300    oSAFEGUARD SCIENTIFICS, INC ..............        232,231
         800    oSAPIENT CORP ............................         39,600
       3,000    oSCOPUS TECHNOLOGY, INC ..................         67,125
       5,500    oSECURITY DYNAMICS TECHNOLOGIES, INC .....        202,812
       2,000     SEI INVESTMENT COMPANY ..................         48,250
       4,300     SHARED MEDICAL SYSTEMS CORP .............        232,200
       3,900    oSHIVA CORP ..............................         40,706
      14,077    oSTERLING COMMERCE, INC ..................        462,781
       5,500    oSTERLING SOFTWARE, INC ..................        171,875
       6,000    oSTRUCTURAL DYNAMICS RESEARCH CORP .......        157,500
      13,400    oSYBASE, INC .............................        199,325
       8,800    oSYMANTEC CORP ...........................        171,600
       7,372    oSYNOPSYS, INC ...........................        270,921
       3,950    oSYSTEM SOFTWARE ASSOCIATES, INC .........         30,118
       2,400    oSYSTEMSOFT CORP .........................         25,800
       3,200    oTECHNOLOGY SOLUTIONS CO .................        126,400
       6,200    oTRANSACTION SYSTEM ARCHITECTURE .........        213,900
       9,800    oVANSTAR CORP ............................        138,425
       2,500    oVANTIVE CORP ............................         70,625
       2,200    oVERITAS SOFTWARE CORP ...................        110,550
       2,800    oVIASOFT, INC ............................        142,100
       2,800    oVIDEOSERVER, INC ........................         37,100
       2,800    oVISIO CORP ..............................        197,400
       3,900    oXIRCOM, INC .............................         48,506
       4,200    oYAHOO, INC ..............................        148,050
       3,700    oZEBRA TECHNOLOGY CORP ...................        103,137
                                                             ------------
                                                               55,970,297
                                                             ------------
                CONGLOMERATES--2.02%
      11,200     ALEXANDER & BALDWIN, INC ................        292,600
      43,200     ALLIED SIGNAL, INC ......................      3,628,800
       6,800     AMERICAN FINANCIAL GROUP, INC ...........        288,575
       9,300    oANIXTER INTERNATIONAL, INC ..............        159,843
      14,700     APARTMENT INVESTMENT &
                  MANAGEMENT CO ..........................        415,275
       5,700    oBLYTH INDUSTRIES, INC ...................        192,375
       4,900     BRADY (W.H.) CO (CLASS A) ...............        142,100
       8,500    oCOLTEC INDUSTRIES, INC ..................        165,750
      10,275    oCONCORD EFS, INC ........................        265,865
       7,800    oCOPYTELE, INC ...........................         42,412
       9,150     CRANE CO ................................        382,584
      21,400     ITT INDUSTRIES, INC .....................        551,050
       7,900     JOHNS MANVILLE CORP .....................         93,318
      14,800     JOHNSON CONTROLS, INC ...................        607,725


                       See notes to financial statements.

      13,350     KEYSTONE FINANCIAL, INC .................    $   417,187
       7,000    oLITTON INDUSTRIES, INC ..................        338,187
      12,200     LOEWS CORP ..............................      1,221,525
      12,913     MARK IV INDUSTRIES, INC .................        309,912
       9,200    oMETROMEDIA INTERNATIONAL
                  GROUP, INC .............................        116,150
      72,000     MINNESOTA MINING &
                  MANUFACTURING CO .......................      7,344,000
      28,900     ROCKWELL INTERNATIONAL CORP .............      1,705,100
       1,100     STANDEX INTERNATIONAL CORP ..............         33,000
      23,900     TEXTRON, INC ............................      1,586,362
      22,700     TRW, INC ................................      1,289,643
      24,900     TYCO INTERNATIONAL LTD ..................      1,732,106
      10,800    oU.S. INDUSTRIES, INC ...................        384,750
      44,900     UNITED TECHNOLOGIES CORP ................      3,726,700
      17,200     VIAD CORP ...............................        331,100
      21,200     WHITMAN CORP ............................        508,800
       4,600     ZEIGLER COAL HOLDING CO .................        107,525
                                                              -----------
                                                               28,380,319
                                                             ------------
                CONSTRUCTION--MATERIALS &
                 BUILDERS--0.63%
       7,400     ARMSTRONG WORLD INDUSTRIES, INC .........        542,975
      10,400     BAY APARTMENT COMMUNITIES, INC ..........        384,800
       5,600     CARLISLE COS, INC .......................        195,300
       1,200    oCASTLE & COOKE, INC .....................         19,875
       3,000    oCDI CORP ................................        125,062
       6,100     CENTEX CORP .............................        247,812
      10,600    oCHAMPION ENTERPRISES, INC ...............        159,000
      17,316     CLAYTON HOMES, INC ......................        246,753
       3,900    oEAGLE HARDWARE & GARDEN, INC ............         89,212
       4,900     FASTENAL CO .............................        240,100
       5,300     FLEETWOOD ENTERPRISES, INC ..............        158,006
       9,200     HORTON (D.R.), INC ......................         95,450
       4,900    oJACOBS ENGINEERING GROUP, INC ...........        131,687
         600     JUSTIN INDUSTRIES, INC ..................          7,650
      13,700     KAUFMAN & BROAD HOME CORP ...............        240,606
      10,450     LAFARGE CORP ............................        256,025
      10,350     LENNAR CORP .............................        330,553
       2,300     LONE STAR INDUSTRIES, INC ...............        104,218
       2,300     MANUFACTURED HOME
                  COMMUNITIES, INC .......................         53,043
      11,368     MARTIN MARIETTA MATERIALS, INC ..........        368,039
      28,600     MASCO CORP ..............................      1,194,050
       4,600     MEDUSA CORP .............................        176,525
       7,400    oMILLER INDUSTRIES, INC ..................        118,400
       8,100     OAKWOOD HOMES CORP ......................        194,400
       8,800     OWENS CORNING CO ........................        379,500
         700     PLY-GEM INDUSTRIES, INC .................         12,687
       8,200     PULTE CORP ..............................        283,412
       2,440     SECURITY CAPITAL CORP ...................        230,580
      25,600     SHERWIN-WILLIAMS CO .....................        790,400
      14,356     SIMON DEBARTOLO GROUP, INC ..............        459,392
       6,200    oSOLA INTERNATIONAL, INC .................        207,700
       4,600     TEXAS INDUSTRIES, INC ...................        122,187
       7,600    oUSG CORP ................................        277,400
       5,900     VULCAN MATERIALS CO .....................        463,150
                                                             ------------
                                                                8,905,949
                                                             ------------
                CONTAINERS--0.13%
       8,750     BALL CORP ...............................        263,046
      16,600     CROWN CORK & SEAL CO, INC ...............        887,062
       6,500    oGAYLORD CONTAINER CO ....................         49,968
      18,100    oOWENS ILLINOIS, INC .....................        561,100
       1,100     WEST CO, INC ............................         31,487
                                                             ------------
                                                                1,792,663
                                                             ------------
                COSMETICS--0.86%
       9,000     ALBERTO CULVER CO (CLASS B) .............        252,000
      21,500     AVON PRODUCTS, INC ......................      1,517,093
         600    oBUSH BOAKE ALLEN, INC ...................         18,675
       4,700     CARTER WALLACE, INC .....................         84,012
      96,911     GILLETTE CO .............................      9,182,317
      16,000     INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC ........................        808,000
       4,100     LAUDER (ESTEE) CO (CLASS A) .............        206,025
                                                             ------------
                                                               12,068,122
                                                             ------------
                ELECTRICAL EQUIPMENT--3.49%
      12,900    oAMERICAN POWER CONVERSION CORP ..........        245,100
       7,400     AMETEK, INC .............................        173,900
       7,400     BELDEN, INC .............................        252,062
      77,800     EMERSON ELECTRIC CO .....................      4,283,862
     577,200     GENERAL ELECTRIC CO .....................     37,734,450
       8,700     GENERAL SIGNAL CORP .....................        379,537
       7,600     GRAINGER (W.W.), INC ....................        594,225
      22,000     HONEYWELL, INC ..........................      1,669,250
       8,250     HUBBELL, INC (CLASS B) ..................        363,000
       1,700     JUNO LIGHTING, INC ......................         27,625
      10,005     THOMAS & BETTS CORP .....................        525,887
     113,631     WESTINGHOUSE ELECTRIC CORP ..............      2,627,716
                                                              -----------
                                                               48,876,614
                                                             ------------
                ELECTRICAL EQUIPMENT--
                 COMPONENTS DIVERSIFIED--3.60%
      25,100    oADVANCED MICRO DEVICES, INC .............        903,600
      14,500    oALTERA CORP .............................        732,250
      38,700     AMP, INC ................................      1,615,725
       1,200    oANADIGICS, INC ..........................         37,200
      30,333    oANALOG DEVICES, INC .....................        805,720
       1,000    oAPPLIED INNOVATION, INC .................          4,000
       8,937    oARROW ELECTRONICS, INC ..................        474,778
      16,700    oATMEL CORP ..............................        467,600
       8,000     AVNET, INC ..............................        460,000
       4,300     AVX CORP ................................        116,100
       7,000     BALDOR ELECTRIC CO ......................        206,937
       6,600    oBURR BROWN CORP .........................        227,700
       4,100    oCHIPS & TECHNOLOGIES, INC ...............         42,537
      12,300    oCIRRUS LOGIC, INC .......................        129,150
       8,200    oCOMPUCOM SYSTEMS, INC ...................         58,425
       5,000    oCOMPUTER PRODUCTS, INC ..................        125,000
       3,600    oCOMVERSE TECHNOLOGY, INC ................        187,200
      13,000    oCYPRESS SEMICONDUCTOR CORP ..............        188,500
       8,000     DALLAS SEMICONDUCTOR CORP ...............        314,000
       3,900    oESS TECHNOLOGY ..........................         52,406
       2,900    oETEC SYSTEMS, INC .......................        124,337
       4,900     FISHER SCIENTIFIC INTERNATIONAL, INC ....        232,750
      23,200    oGENERAL INSTRUMENT CORP .................        580,000
       1,900    oHADCO CORP ..............................        124,450
       1,100     HELIX TECHNOLOGY CORP ...................         44,550
       2,700    oHUTCHINSON TECHNOLOGY, INC ..............         65,812
      12,800    oINTEGRATED DEVICE TECHNOLOGY, INC .......        134,400
     145,300     INTEL CORP ..............................     20,605,356
       8,800    oINTERNATIONAL RECTIFIER CORP ............        163,900
       1,400    oJABIL CIRCUIT, INC ......................        117,425
       6,800    oKEMET CORP ..............................        169,150
       6,100    oKENT ELECTRONICS CORP ...................        223,793
       5,200    oLAM RESEARCH CORP .......................        192,725
       3,600    oLATTICE SEMICONDUCTOR CORP ..............        203,400
      13,000     LINEAR TECHNOLOGY CO ....................        672,750
       5,200    oLITTLEFUSE, INC .........................        146,900
       3,000     LOGICON, INC ............................        159,000
      22,300    oLSI LOGIC CORP ..........................        713,600

                       See notes to financial statements.

       SHARES                                                    VALUE
       ------                                                    -----
                ELECTRICAL EQUIPMENT--
                 COMPONENTS DIVERSIFIED--(CONTINUED)
       4,400    oMAGNETEK, INC ...........................    $    73,150
       5,900    oMARSHALL INDUSTRIES, INC ................        219,775
      11,000    oMAXIM INTEGRATED PRODUCTS ...............        625,625
       3,500    oMEMC ELECTRONIC MATERIALS, INC ..........        114,625
       8,200     METHODE ELECTRONICS, INC (CLASS A) ......        162,975
      29,200    oMICRON TECHNOLOGY, INC ..................      1,166,175
      17,906     MOLEX, INC ..............................        653,569
     107,300     MOTOROLA, INC ...........................      8,154,800
       3,100    oMRV COMMUNICATIONS, INC .................         91,450
       1,000    oMYLEX CORP ..............................          9,500
      24,300    oNATIONAL SEMICONDUCTOR CORP .............        744,187
       2,400    oOAK INDUSTRIES, INC .....................         69,000
       1,950     PIONEER-STANDARD ELECTRONICS, INC .......         26,325
       5,300    oPMC-SIERRA, INC .........................        139,125
       8,700    oS3, INC .................................         95,700
       3,300    oSANMINA CORP ............................        209,550
       2,900    oSMART MODULAR TECHNOLOGIES, INC .........         97,875
       7,200     SYMBOL TECHNOLOGIES, INC ................        242,100
       2,200    oTCSI CORP ...............................         11,550
      33,900     TEXAS INSTRUMENTS, INC ..................      2,849,718
       3,400    oTRIMBLE NAVIGATION LTD ..................         60,350
       3,900    oUCAR INTERNATIONAL, INC .................        178,425
       3,300    oUNIPHASE CORP ...........................        192,225
       1,700    oUNITRODE CORP ...........................         85,637
       6,300    oVICOR CORP ..............................        141,750
       9,636    oVISHAY INTERTECHNOLOGY, INC .............        278,841
       5,100    oVITESSE SEMICONDUCTOR CORP ..............        166,706
       7,100    oVLSI TECHNOLOGY, INC ....................        167,737
       7,600    oWATERS CORP .............................        272,650
      15,400    oWESTERN DIGITAL CORP ....................        487,025
       4,000     WYLE ELECTRONICS ........................        158,000
      12,400    oXILINX, INC .............................        608,375
       4,800    oZILOG, INC ..............................         91,200
                                                             ------------
                                                               50,468,821
                                                             ------------
                ELECTRICAL EQUIPMENT--
                 INSTRUMENTS--0.47%
      31,000    oAPPLIED MATERIALS, INC ..................      2,195,187
       5,400     BECKMAN INSTRUMENTS, INC ................        260,550
       1,400    oBERG ELECTRICS CORP .....................         50,312
       2,800    oCOHERENT, INC ...........................        124,600
       3,300    oDESTEC ENERGY, INC ......................         71,156
       3,300    oDIONEX CORP .............................        169,125
       1,600    oELECTROGLAS, INC ........................         40,300
       9,200    oELECTRONICS FOR IMAGING, INC ............        434,700
       4,700    oGENRAD, INC .............................        106,337
       2,100    oIDX SYSTEMS CORP ........................         72,450
       8,300    oINPUT/OUTPUT, INC .......................        150,437
      13,700    oKLA INSTRUMENTS CORP ....................        667,875
       3,900    oKULICHE & SOFFA INDUSTRIES, INC .........        126,628
       2,600    oLTX CORP ................................         16,900
       7,400     PERKIN-ELMER CORP .......................        588,762
       1,100    oRADISYS CORP ............................         43,725
       5,900    oSILICON VALLEY GROUP, INC ...............        155,612
       5,600     TEKTRONIX, INC ..........................        336,000
      13,500    oTERADYNE, INC ...........................        529,875
       3,175    oTHERMO INSTRUMENT SYSTEMS, INC ..........         96,837
       5,300     VARIAN ASSOCIATES, INC ..................        287,525
       1,900     X RITE, INC .............................         36,100
                                                             ------------
                                                                6,560,993
                                                             ------------
                ENVIRONMENTAL CONTROL--0.50%
      19,200    oALLIED WASTE INDUSTRIES, INC ............        333,600
      35,000     BROWNING FERRIS INDUSTRIES, INC .........      1,163,750
       3,900    oCULLIGAN WATER TECHNOLOGIES, INC ........        174,525
      11,900     OGDEN CORP ..............................        258,825
         800   XoOMEGA ENVIRONMENTAL, INC ...............             375
      25,100    oREPUBLIC INDUSTRIES, INC ................        624,362
       9,050    oU.S. FILTER CORP ........................        246,612
      21,960    oU.S.A. WASTE SERVICES, INC ..............        848,205
       9,400    oUNITED WASTE SYSTEMS, INC ...............        385,400
      82,701     WASTE MANAGEMENT, INC ...................      2,656,769
      16,100     WHEELABRATOR TECHNOLOGIES, INC ..........        248,543
                                                              -----------
                                                                6,940,966
                                                             ------------
                FINANCIAL--MISCELLANEOUS--4.36%
       6,100     AAMES FINANCIAL CORP ....................        112,850
       8,600     ADVANTA CORP (CLASS A) ..................        316,050
       4,850     ALEX BROWN, INC .........................        342,531
       5,800     AMBAC, INC ..............................        442,975
      84,000     AMERICAN EXPRESS CO .....................      6,258,000
      45,001     AMERICAN GENERAL CORP ...................      2,148,797
       3,600     AMERICAN HEALTH PROPERTIES, INC .........         90,450
       5,400    oAMRESCO, INC ............................        116,100
       6,100    oARCADIA FINANCIAL LTD ...................         56,043
      12,500     ASTORIA FINANCIAL CORP ..................        593,750
       6,852     BEACON PROPERTIES CORP ..................        228,685
      23,101     BEAR STEARNS COS, INC ...................        789,765
       9,700     BENEFICIAL CORP .........................        689,306
         730    oCALIFORNIA FEDEREAL BANCORP .............         12,318
      20,055     CAPSTEAD MORTGAGE CORP ..................        495,107
       7,800     CARR AMERICA REALTY CORP ................        224,250
       9,500     CASE CORP ...............................        654,312
      13,900    oCATELLUS DEVELOPMENT CORP ...............        251,937
       1,300     CBL & ASSOCIATES PROPERTIES, INC ........         31,200
       2,500    oCITYSCAPE FINANCIAL CORP ................         49,843
       5,600     CMAC INVESTMENT CORP ....................        267,400
       4,500    oCOAST SAVINGS FINANCIAL, INC ............        204,468
       7,500     COLLECTIVE BANCORP, INC .................        336,562
      10,275     COMDISCO, INC ...........................        267,150
       5,100     COMMERCIAL FEDERAL CORP .................        189,337
       1,700    oCONTIFINANCIAL CORP .....................         62,050
      19,406     COUNTRYWIDE CREDIT INDUSTRIES, INC ......        605,224
       4,800    oCREDIT ACCEPTANCE CORP ..................         61,800
      21,900     CWM MORTGAGE HOLDINGS, INC ..............        524,231
       2,300    oDELPHI FINANCIAL GROUP, INC .............         88,550
       4,600     DEVELOPERS DIVERSIFIED REALTY CORP ......        184,000
       2,200     DONALDSON, LUFKIN, & JENRETTE, INC ......        131,450
       5,170     DUKE REALTY INVESTMENTS, INC ............        209,385
      16,800     DYNEX CAPITAL, INC ......................        234,150
         846    oECHELON INTERNATIONAL CORP ..............         19,299
      11,900     EDWARDS (A.G.), INC .....................        508,725
       3,900     ENHANCE FINANCIAL SERVICES
                  GROUP, INC .............................        171,112
       3,500    oENVOY CORP ..............................        116,375
       8,600     EQUITY RESIDENTIAL PROPERTIES
                  TRUST CO ...............................        408,500
     123,800     FEDERAL HOME LOAN MORTGAGE CORP .........      4,255,625
     187,700     FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION .............................      8,188,412
       8,500     FINANCIAL SECURITY ASSURANCE
                  HOLDINGS LTD ...........................        330,968
       5,000     FINOVA GROUP, INC .......................        382,500
      11,875     FIRST FINANCIAL CORP (WISCONSIN) ........        348,828
       3,400    oFIRSTPLUS FINANCIAL GROUP, INC .........        115,600
      20,504     FRANCHISE FINANCE CORP OF AMERICA .......        534,385
      13,850     FRANKLIN RESOURCES, INC .................      1,004,990
       7,300    oGARTNER GROUP, INC (CLASS A) ............        262,343
       5,700     GENERAL GROWTH PROPERTIES, INC ..........        190,950

                       See notes to financial statements.

       SHARES                                                    VALUE
       ------                                                    -----
                FINANCIAL--MISCELLANEOUS--(CONTINUED)
      13,300    oGLENDALE FEDERAL SAVINGS
                  BANK, INC ..............................     $  347,462
       2,800     GLIMCHER REALTY TRUST ...................         57,750
       6,900     GOLDEN WEST FINANCIAL CORP ..............        483,000
       3,700    oGREAT FINANCIAL CORP ....................        129,962
      20,885     GREAT WESTERN FINANCIAL CORP ............      1,122,568
      25,300     GREEN TREE FINANCIAL CORP ...............        901,312
      14,800     H.F. AHMANSON & CO ......................        636,400
      15,500     HEALTH AND RETIREMENT PROPERTY
                 TRUST ...................................        291,593
      20,400     HIGHWOODS PROPERTIES, INC ...............        652,800
      17,117     HOUSEHOLD INTERNATIONAL, INC ............      2,010,177
       3,900     LEGG MASON, INC .........................        209,868
      21,320     LEHMAN BROTHERS HOLDINGS, INC ...........        863,460
       6,900    oLEUCADIA NATIONAL CORP ..................        213,468
      54,025     MBNA CORP ...............................      1,978,665
      12,000     MEDITRUST CORP ..........................        478,500
      20,850    oMERCURY FINANCE CO ......................         50,821
      67,100     MERRILL LYNCH & CO, INC .................      4,000,837
       9,266     MERRY LAND & INVESTMENT CO, INC .........        200,956
      79,800     MORGAN STANLEY, DEAN WITTER,
                 DISCOVER ................................      3,436,387
      14,231     NEW PLAN REALTY TRUST ...................        313,971
      12,900     PAINE WEBBER GROUP INC ..................        451,500
         800    oPEC ISRAEL ECONOMIC CORP ................         19,200
       7,900     PENNCORP FINANCIAL GROUP, INC ...........        304,150
       7,500     PIONEER GROUP, INC ......................        172,500
       4,800     PMI GROUP, INC ..........................        299,400
       3,600     POST PROPERTIES, INC ....................        146,025
       8,500     PRICE (T. ROWE) ASSOCIATES, INC .........        438,812
      11,100     PUBLIC STORAGE, INC .....................        324,675
       4,125     QUICK & REILLY GROUP, INC ...............         95,906
      20,700     REALTY INCOME CORP ......................        543,375
       4,200     RFS HOTEL INVESTORS, INC ................         75,600
      14,900     ROOSEVELT FINANCIAL GROUP, INC ..........        327,800
      18,800     SALOMON, INC ............................      1,045,750
      19,800     SCHWAB (CHARLES) CORP ...................        805,612
       2,500    oSEACOR SMIT, INC ........................        130,781
       8,000     SECURITY CAPITAL PACIFIC TRUST ..........        183,000
         600     SIRROM CAPITAL CORP .....................         20,700
       7,700     SPIEKER PROPERTIES, INC .................        270,943
       3,000    oSPS TRANSACTION SERVICES, INC ...........         55,500
       9,000     STUDENT LOAN MARKETING ASSOCIATION ......      1,143,000
       7,600     TCF FINANCIAL CORP ......................        375,250
       6,350     THE MONEY STORE, INC ....................        182,165
      12,900     TIG HOLDINGS, INC .......................        403,125
      14,500     UNITED ASSET MANAGEMENT CORP ............        410,531
       6,280     UNITED COS FINANCIAL CORP ...............        177,410
      16,445     UNITED DOMINION REALTY TRUST, INC .......        233,313
                                                              -----------
                                                               61,124,618
                                                             ------------
                FOODS--2.09%
      94,172     ARCHER DANIELS MIDLAND CO ...............      2,213,042
      43,800     CAMPBELL SOUP CO ........................      2,190,000
       8,000     CHIQUITA BRANDS INTERNATIONAL, INC ......        110,000
      39,500     CONAGRA, INC ............................      2,532,937
      24,200     CPC INTERNATIONAL, INC ..................      2,233,962
       7,500     DEAN FOODS CO ...........................        302,812
       2,000     DEKALB GENETICS CORP (CLASS B) ..........        159,500
       7,900     DOLE FOOD, INC ..........................        337,725
         700     DREYERS GRAND ICE CREAM, INC ............         27,650
       2,540     EARTHGRAINS CO ..........................        166,528
      14,850     FLOWERS INDUSTRIES, INC .................        249,665
      27,011     GENERAL MILLS, INC ......................      1,759,091
      14,500    oGENERAL NUTRITION COS, INC ..............        406,000
      55,350     HEINZ (H.J.) CO .........................      2,553,018
      16,900     HERSHEY FOODS CORP ......................        934,781
       9,400     HORMEL FOODS CORP .......................        252,625
      17,100     IBP, INC ................................        397,575
       4,000     INTERSTATE BAKERIES CORP ................        237,250
      15,400     KELLOGG CO ..............................      1,318,625
       6,300     LANCE, INC ..............................        120,487
      14,100     MCCORMICK & CO, INC (NON-VTG) ...........        356,025
      15,000     NABISCO HOLDINGS CORP (CLASS A) .........        598,125
       3,200     NATURES SUNSHINE PRODUCTS, INC ..........         58,000
       3,890    oNBTY, INC ...............................        108,920
      11,500     PIONEER-HI-BRED INTERNATIONAL, INC ......        920,000
      24,900     QUAKER OATS CO ..........................      1,117,387
      10,500    oRALCORP HOLDINGS, INC ...................        154,875
      17,200     RALSTON PURINA CO .......................      1,413,625
      10,350     RICHFOOD HOLDINGS, INC ..................        269,100
      83,900     SARA LEE CORP ...........................      3,492,337
       4,400    oSMITHFIELD FOODS, INC ...................        270,600
       2,388    oSMITH'S FOOD & DRUG CENTERS, INC
                  (CLASS B) ..............................        128,056
         951     TOOTSIE ROLL INDUSTRIES, INC ............         42,319
      21,900     TYSON FOODS, INC ........................        418,837
       4,900     UNIVERSAL FOODS CORP ....................        186,812
       4,000    oWHOLE FOODS MARKET, INC .................        132,500
         351     WLR FOODS, INC ..........................          2,851
      17,400     WRIGLEY (WM) JR CO ......................      1,165,800
                                                              -----------
                                                               29,339,442
                                                             ------------
                FOREST PRODUCTS--0.43%
       8,300     BOISE CASCADE CORP ......................        293,093
      14,000     CHAMPION INTERNATIONAL CORP .............        773,500
      11,300    oCOLLINS & AIKMAN CORP ...................        113,000
      15,400     GEORGIA-PACIFIC CORP ....................      1,314,775
      22,300     LOUISIANA PACIFIC CORP ..................        471,087
       6,100     POTLATCH CORP ...........................        276,025
       6,500     RAYONIER, INC ...........................        273,406
       1,100     TJ INTERNATIONAL, INC ...................         25,850
      34,800     WEYERHAEUSER CO .........................      1,809,600
       8,900     WILLAMETTE INDUSTRIES, INC ..............        623,000
                                                              -----------
                                                                5,973,336
                                                             ------------
                HEALTHCARE--DRUGS--6.63%
       8,000    oADVANCED TISSUE SCIENCE CO ..............        103,000
       2,500    oAGOURON PHARMACEUTICALS, INC ............        202,187
       3,200    oALKERMES, INC ...........................         46,400
      11,900     ALLERGAN, INC ...........................        378,568
       3,000    oALLIANCE PHARMACEUTICAL CORP ............         30,187
      15,700    oALZA CORP ...............................        455,300
     112,500     AMERICAN HOME PRODUCTS CORP .............      8,606,250
      46,950    oAMGEN, INC ..............................      2,728,968
       6,800    oAMYLIN PHARMACEUTICALS, INC .............         93,500
      11,625     ARBOR DRUGS, INC ........................        233,953
       9,825     BERGEN BRUNSWIG CORP (CLASS A) ..........        273,871
       9,300    oBIO-TECHNOLOGY GENERAL CORP .............        125,550
      12,500    oBIOGEN, INC .............................        423,437
         951     BLOCK DRUG, INC (CLASS A) ...............         41,606
     175,600     BRISTOL MYERS SQUIBB CO .................     14,223,600
         600    oCELLPRO, INC ............................          3,600
      11,800    oCENTOCOR, INC ...........................        366,537
       4,500    oCEPHALON, INC ...........................         51,750
      30,228    oCHIRON CORP .............................        631,009
       3,200    oCLINTRIALS INC ..........................         38,400
       6,800    oCOLUMBIA LABORATORIES, INC ..............        111,350
         200    oCOPLEY PHARMACEUTICAL, INC ..............          1,450
       1,100    oCOR THERAPEUTICS, INC ...................         11,687
       2,200    oCYGNUS, INC .............................         37,950

                       See notes to financial statements.

      SHARES                                                        VALUE
      ------                                                        -----
                HEALTHCARE--DRUGS--(CONTINUED)
       7,500    oDURA PHARMACEUTICALS, INC ...............    $   299,062
       2,364    oELAN CORP PLC ADR .......................        106,971
       1,890    oENZO BIOCHEMICAL, INC ...................         29,885
       7,800    oFOREST LABORATORIES, INC ................        323,212
         600    oGENSIA SICOR, INC .......................          2,662
      13,800    oGENZYME CORP (GENERAL DIVISION) .........        382,950
          81    oGENZYME CORP (TISSUE REPAIR DIVISION) ...            820
       6,900    oGILEAD SCIENCES, INC ....................        190,612
       2,300    oIDEC PHARMACEUTICALS CORP ...............         55,775
       5,200    oIMMUNEX CORP ............................        188,500
       7,800    oINTERNEURON PHARMACEUTICALS, INC ........        156,975
       6,300    oISIS PHARMACEUTICALS, INC ...............         91,743
      21,192    oIVAX CORP ...............................        237,085
       4,300     JONES MEDICAL INDUSTRIES, INC ...........        204,250
       2,000     LIFE TECHNOLOGIES, INC ..................         55,500
         600    oLIGAND PHARMACEUTICALS CO
                  (CLASS A) ..............................          7,725
      80,738     LILLY (ELI) & CO ........................      8,825,672
       6,200    oLIPOSOME CO, INC ........................         55,412
       2,400    oMATRIX PHARMACEUTICALS, INC .............         16,050
     212,400     MERCK & CO, INC .........................     21,983,400
      23,650     MYLAN LABORATORIES, INC .................        348,837
       1,200    oNEUROGEN CORP ...........................         27,300
       4,700    oNEXSTAR PHARMACEUTICALS, INC ............         66,975
       4,200    oPAREXEL INTERNATIONAL CORP ..............        133,350
       1,700    oPDT, INC ................................         62,050
     112,600     PFIZER, INC .............................     13,455,700
      77,445     PHARMACIA & UPJOHN, INC .................      2,691,213
       3,000    oPROTEIN DESIGN LABORATORIES, INC ........         85,500
       8,000     RHONE-POULNEC RORER, INC ................        727,000
       1,900    oROBERTS PHARMACEUTICAL CORP .............         21,256
       4,400    oSCHERER (R.P.) CORP .....................        227,150
     128,500     SCHERING-PLOUGH CORP ....................      6,151,937
       6,700    oSEPRACOR, INC ...........................        172,943
       6,400    oSEQUUS PHARMACEUTICALS, INC .............         40,800
       2,200    oSOMATOGEN, INC ..........................         10,175
       1,900    oU.S. BIOSCIENCE, INC ....................         18,287
       4,500    oVERTEX PHARMACEUTICALS, INC .............        172,125
      47,100     WARNER-LAMBERT CO .......................      5,852,175
       5,688    oWATSON PHARMACEUTICALS, INC .............        240,318
                                             `               ------------
                                                               92,939,462
                                                             ------------
                HEALTHCARE--HOSPITAL SUPPLY--1.17%
     234,210     JOHNSON & JOHNSON CO ....................     15,077,268
       7,000     MCKESSON CORP ...........................        542,500
       8,000     MILLIPORE CORP ..........................        352,000
      10,700     U.S. SURGICAL CORP ......................        398,575
                                                              -----------
                                                               16,370,343
                                                             ------------
                HEALTHCARE--OTHER--1.90%
     135,200     ABBOTT LABORATORIES CO ..................      9,024,600
       2,900    oACCESS HEALTH, INC ......................         71,050
       3,800    oACUSON CORP .............................         87,400
       3,100    oADVANCED TECHNOLOGY
                  LABORATORIES, INC ......................        133,300
      11,940     ALLEGIANCE CORP .........................        325,365
       1,900     ARROW INTERNATIONAL, INC ................         55,575
       6,300     BALLARD MEDICAL PRODUCTS CO .............        126,393
      10,100     BARD (C.R.), INC ........................        366,756
       8,700     BAUSCH & LOMB, INC ......................        409,987
      45,700     BAXTER INTERNATIONAL, INC ...............      2,387,825
      22,600     BECTON DICKINSON & CO ...................      1,144,125
      19,500    oBIOMET, INC .............................        363,187
      17,952    oBOSTON SCIENTIFIC CORP ..................      1,102,926
       1,300    oCNS, INC ................................         11,862
       5,178    oCORAM HEALTHCARE CORP ...................         12,621
       5,100    oCOVENTRY CORP ...........................         77,137
       1,000    oCYTYC CORP ..............................         27,125
       1,200    oDATASCOPE CORP ..........................         23,550
       3,600     DENTSPLY INTERNATIONAL, INC .............        176,400
         400     DIAGNOSTIC PRODUCTS CORP ................         12,625
       9,383    oFRESENIUS MEDICAL CARE AG. ADR ..........        273,279
       6,800    oGENESIS HEALTH VENTURES, INC ............        229,500
      12,271     GUIDANT CORP ............................      1,043,035
       2,900    oGULF SOUTH MEDICAL SUPPLY, INC ..........         56,550
       5,300    oHAEMONETICS CORP ........................        101,362
       8,600     HILLENBRAND INDUSTRIES, INC .............        408,500
       4,500    oHUMAN GENOME SCIENCES, INC ..............        149,625
       5,400    oIDEXX LABORATORIES, INC .................         67,162
       3,200    oISOLYSER CO, INC ........................          8,700
       7,000     KINETIC CONCEPTS, INC ...................        126,000
      12,100    oMEDAPHIS CORP ...........................        121,756
      40,900     MEDTRONIC, INC ..........................      3,312,900
       5,600     MENTOR CORP .............................        165,900
       6,300    oNABI, INC ...............................         41,737
      11,100    oNELLCOR PURITAN BENNETT, INC ............        201,187
       7,000    oNEUROMEDICAL SYSTEMS, INC ...............         38,718
      10,500     OWENS & MINOR, INC ......................        156,843
      21,900     PALL CORP ...............................        509,175
       4,600    oPATTERSON DENTAL CO .....................        157,837
       3,500    oPHARMACEUTICAL PRODUCT
                  DEVELOPMENT ............................         77,000
       3,600    oPHYMATRIX CORP ..........................         55,350
       4,900    oPHYSICIAN RELIANCE NETWORK, INC .........         45,937
       7,600    oPHYSICIAN SALES & SERVICE, INC ..........        144,400
       8,700    oPLAYTEX PRODUCTS, INC ...................         81,562
       3,775    oQUEST DIAGNOSTICS, INC ..................         77,623
       5,000    oSCHEIN (HENRY), INC .....................        156,250
       3,600    oSOFAMOR DANEK GROUP, INC ................        164,700
      13,900    oST. JUDE MEDICAL, INC ...................        542,100
       7,010     STERIS CORP .............................        261,998
      13,600     STEWART ENTERPRISES, INC (CLASS A) ......        571,200
      13,100    oSTRYKER CORP ............................        456,862
       4,250    oSUMMIT TECHNOLOGY, INC ..................         28,156
       2,200    oSUNRISE MEDICAL, INC ....................         33,275
       9,700    oSYBRON INTERNATIONAL CORP ...............        386,787
       1,000    oTECNOL MEDICAL PRODUCTS, INC ............         22,250
       7,500    oTHERMEDICS, INC .........................        117,656
       3,300    oTHERMO CARDIOSYSTEMS, INC ...............         85,800
       2,600    oTHERMOTREX CORP .........................         64,837
       2,066    oVITALINK PHARMACY SERVICES, INC .........         39,512
       7,000    oVIVUS, INC ..............................        166,687
                                                             ------------
                                                               26,689,517
                                                             ------------
                HEALTHCARE--SERVICE--1.72%
      24,918     AETNA, INC ..............................      2,550,980
       5,900    oAMERISOURCE HEALTH CORP (CLASS A) .......        294,262
       3,500    oANALYSTS INTERNATIONAL CORP .............        117,250
       9,400    oAPRIA HEALTHCARE GROUP, INC .............        166,850
       2,600    oAVATEX CORP .............................          3,087
      18,900    oBEVERLY ENTERPRISES CO ..................        307,125
      18,771     CARDINAL HEALTH, INC ....................      1,074,639
       5,300    oCERNER CORP .............................        111,300
       1,800    oCOASTAL PHYSICIAN GROUP, INC ............          2,925
     118,955     COLUMBIA/HCA HEALTHCARE CORP ............      4,676,418
      13,950    oCOVANCE, INC ............................        269,409
       1,500     FAIR ISSAC & CO, INC ....................         66,843
      20,770    oFOUNDATION HEALTH SYSTEMS (CLASS A) .....        629,590
       7,250    oHEALTH CARE & RETIREMENT CORP ...........        241,968

                       See notes to financial statements.

    SHARES                                                        VALUE
    ------                                                        -----
               HEALTHCARE--SERVICE--(CONTINUED)
      17,362    oHEALTH MANAGEMENT ASSOCIATES,
                  INC (CLASS A) ..........................    $   494,817
       3,500    oHEALTH MANAGEMENT SYSTEMS, INC ..........         15,968
       5,300    oHEALTHCARE COMPARE CO ...................        277,587
      54,890    oHEALTHSOUTH CORP ........................      1,368,819
       9,517    oHORIZON/CMS HEALTHCARE CORP .............        190,934
      28,200    oHUMANA, INC .............................        652,125
       6,200    oINTEGRATED HEALTH SERVICES, INC .........        238,700
       2,300    oINTEGRATED SILICON SOLUTION, INC ........         17,465
       8,800     INVACARE CORP ...........................        205,700
      20,080    oLABORATORY CORP OF AMERICA
                  HOLDINGS ...............................         52,710
         244    oLABORATORY CORP OF AMERICA
                  HOLDINGS WTS 04/28/00 ..................             15
       5,500    oLINCARE HOLDINGS, INC ...................        236,500
       5,000    oLIVING CENTERS OF AMERICA, INC ..........        197,500
       6,700    oMAGELLAN HEALTH SERVICES, INC ...........        197,650
       8,700     MANOR CARE, INC .........................        283,837
       5,000    oMARINER HEALTH GROUP, INC ...............         77,187
       3,100    oMAXICARE HEALTH PLANS, INC ..............         69,362
      27,519    oMEDPARTNERS, INC ........................        595,098
       6,200    oMID ATLANTIC MEDICAL SERVICES, INC ......         96,487
       1,100     MORRISON HEALTH CARE, INC ...............         17,531
       7,450    oMULTICARE COS, INC ......................        203,943
      10,500    oNOVACARE, INC ...........................        145,687
       5,200    oOCCUSYSTEMS, INC ........................        150,800
       2,200     OMEGA HEALTHCARE INVESTORS, INC .........         71,912
      12,700     OMNICARE, INC ...........................        398,462
       4,000    oORTHODONTIC CENTERS OF AMERICA, INC .....         72,750
      13,000    oOXFORD HEALTH PLANS, INC ................        932,750
         824    oPACIFICARE HEALTH SYSTEMS, INC
                  CLASS A ................................         49,903
       4,220    oPACIFICARE HEALTH SYSTEMS, INC
                  CLASS B ................................        269,552
       2,500    oPEDIATRIX MEDICAL GROUP, INC ............        114,531
       9,825    oPHYCOR, INC .............................        338,348
       5,300    oPHYSICIAN CORP OF AMERICA ...............         33,787
       5,400    oPHYSICIANS RESOURCE GROUP INC ...........         48,600
       6,400    oRENAL TREATMENT CENTERS, INC ............        172,000
       6,800    oROTECH MEDICAL CORP .....................        136,425
       3,600    oSIERRA HEALTH SERVICES, INC .............        112,500
      12,100    oSUN HEALTHCARE GROUP, INC ...............        251,831
      52,850    oTENET HEALTHCARE CORP ...................      1,562,378
       5,000    oTOTAL RENAL CARE HOLDINGS, INC ..........        200,937
      32,900     UNITED HEALTHCARE CORP ..................      1,710,800
      10,200    oUNIVERSAL HEALTH SERVICES, INC ..........        392,700
      10,198    oVALUE HEALTH, INC .......................        206,509
       9,215    oVENCOR, INC .............................        389,333
       1,500    oVISX, INC ...............................         35,625
       6,634    oWELLPOINT HEALTH NETWORKS, INC ..........        304,334
                                                             ------------
                                                               24,105,035
                                                             -------------
                HOUSEHOLD--CONSUMER
                 ELECTRONICS--0.01%
       3,250     HARMAN INTERNATIONAL
                 INDUSTRIES, INC .........................        136,906
       4,400    oZENITH ELECTRONICS CORP .................         51,975
                                                             ------------
                                                                  188,881
                                                             ------------
                HOUSEHOLD--DURABLE GOODS--0.37%
         800     BASSETT FURNITURE INDUSTRIES, INC .......         22,650
      16,300     BLACK & DECKER CORP .....................        606,156
       7,000    oGENTEX CORP .............................        138,250
       1,500     LA-Z-BOY, INC ...........................         54,000
      16,500     LEGGETT & PLATT, INC ....................        709,500
       3,700     LIBBEY, INC .............................        129,500
      17,700     MAYTAG CO ...............................        462,412
      27,200     NEWELL COS, INC .........................      1,077,800
      23,000     SHAW INDUSTRIES, INC ....................        244,375
      11,700     STANLEY WORKS CO ........................        468,000
      14,900     SUNBEAM CORP ............................        562,475
      13,100     WHIRLPOOL CORP ..........................        714,768
                                                              -----------
                                                                5,189,886
                                                             ------------
                HOUSEHOLD--PRODUCTS--2.07%
       4,100     APTARGROUP, INC .........................        185,525
       3,500    oBRIGHTPOINT, INC ........................        113,968
       1,500    oCHICAGO MINIATURE LAMP, INC .............         37,312
       4,100     CHURCH & DWIGHT CO, INC .................        109,675
       5,800     CLOROX CO ...............................        765,600
      49,800     COLGATE PALMOLIVE CO ....................      3,249,450
      20,300     DIAL CORP ...............................        317,187
       1,200    oFIRST ALERT, INC ........................          3,375
       8,000     FIRST BRANDS CORP .......................        183,500
       2,000     HERBALIFE INTERNATIONAL, INC ............         32,500
      96,288     KIMBERLY-CLARK CORP .....................      4,790,328
       4,500     LANCASTER COLONY CORP ...................        217,687
      16,100    oPERRIGO CO ..............................        201,250
      10,300     PREMARK INTERNATIONAL, INC ..............        275,525
     119,400     PROCTER & GAMBLE CO .....................     16,865,250
      25,900     RUBBERMAID, INC .........................        770,525
       4,600    oSCOTTS CO (CLASS A) .....................        133,400
       4,500     STANHOME, INC ...........................        147,937
       6,400     TAMBRANDS, INC ..........................        319,200
       9,800     TUPPERWARE CORP .........................        357,700
       1,400    oUSA DETERGENTS INC ......................         14,350
                                                             ------------
                                                               29,091,244
                                                             ------------
                INSURANCE--BROKERS & OTHER--0.31%
       5,400    oABR INFORMATION SERVICES, INC ...........        156,600
       2,400     ACORDIA, INC ............................         96,000
      25,200     EQUIFAX, INC ............................        937,125
       3,500     GALLAGHER (ARTHUR J.) & CO ..............        132,125
       4,400     JOHN ALDEN FINANCIAL CORP ...............         92,125
      24,200     MARSH & MCLENNAN COS, INC ...............      1,727,275
       7,000     MBIA, INC ...............................        789,687
       3,200     NORRELL CORP ............................        105,600
       9,700    oQUORUM HEALTH GROUP, INC ................        346,775
                                                             ------------
                                                                4,383,312
                                                             ------------
                INSURANCE--LIFE--0.76%
       6,863    oAEGON N.V. ARS ..........................        480,838
         500     AMERICAN NATIONAL INSURANCE CO ..........         44,625
       8,100    oAMERIN CORP .............................        196,425
      24,050     AON CORP ................................      1,244,587
       4,700     BERKLEY (W.R.) CORP .....................        276,712
      27,184     CONSECO, INC ............................      1,005,808
      12,600     EQUITABLE COS, INC ......................        418,950
       4,800     EQUITABLE OF IOWA COS ...................        268,800
      12,750     JEFFERSON-PILOT CORP ....................        890,906
       4,300     LIBERTY CORP ............................        175,225
       2,200     LIFE RE CORP ............................        102,575
       7,800     PRESIDENTIAL LIFE CORP ..................        151,125
       6,100     PROTECTIVE LIFE CORP ....................        306,525
       7,054     PROVIDENT COS, INC ......................        377,389
      15,800    oPROVIDIAN FINANCIAL CORP ................        507,575
       2,400     REINSURANCE GROUP OF AMERICA, INC .......        138,000
      14,000     RELIANCE GROUP HOLDINGS, INC ............        166,250

                       See notes to financial statements.

    SHARES                                                        VALUE
    ------                                                        -----
                INSURANCE--LIFE--(CONTINUED)
       7,234     RELIASTAR FINANCIAL CORP ................    $   528,986
      19,600     SUNAMERICA, INC .........................        955,500
      11,500     TORCHMARK CORP ..........................        819,375
      23,600     UNUM CORP ...............................        991,200
       5,400     VESTA INSURANCE GROUP, INC ..............        233,550
      15,900     WESTERN NATIONAL CORP ...................        426,318
                                                              -----------
                                                               10,707,244
                                                             ------------
                INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--3.26%
       9,400     20TH CENTURY INDUSTRIES .................        197,400
      22,750     AFLAC, INC ..............................      1,074,937
       8,100     ALLIED GROUP, INC .......................        307,800
      10,500     ALLMERICA FINANCIAL CORP ................        418,687
      11,500     ALLMERICA PROPERTY & CASUALTY
                  COS, INC ...............................        376,625
      72,428     ALLSTATE CORP ...........................      5,287,244
       6,300     AMERICAN BANKERS INSURANCE
                  GROUP, INC .............................        398,475
      67,650     AMERICAN INTERNATIONAL GROUP, INC .......     10,105,218
       2,500     CAPITAL RE CORP .........................        133,750
       1,700     CAPMAC HOLDINGS, INC ....................         57,162
      30,700     CHUBB CORP ..............................      2,053,062
      12,500     CIGNA CORP ..............................      2,218,750
      10,203     CINCINNATI FINANCIAL CORP ...............        806,037
       2,000    oCNA FINANCIAL CORP ......................        210,875
      10,000     EVEREST REINSURANCE HOLDINGS, INC .......        396,250
       1,000     FIRST AMERICAN FINANCIAL CORP ...........         39,000
       5,900     FREMONT GENERAL CORP ....................        237,475
       2,200     FRONTIER INSURANCE GROUP, INC ...........        142,450
      13,400     GENERAL REINSURANCE CORP ................      2,438,800
       1,500     HARLEYSVILLE GROUP, INC .................         56,812
      20,000     HARTFORD FINANCIAL SERVICES
                  GROUP, INC .............................      1,655,000
       7,900     HCC INSURANCE HOLDINGS, INC .............        210,831
         850    oHIGHLANDS INSURANCE GROUP, INC ..........         17,106
       4,500     HORACE MANN EDUCATORS CORP ..............        220,500
       3,800     HSB GROUP, INC ..........................        202,825
         800    oINSURANCE AUTO AUCTIONS, INC ............          7,600
      17,700     LINCOLN NATIONAL CORP ...................      1,139,437
       2,400     MERCURY GENERAL CORP ....................        174,600
      17,800     MGIC INVESTMENT CORP ....................        853,287
       7,000     NAC RE CORP .............................        338,625
       6,200     OHIO CASUALTY CORP ......................        272,800
      17,750     OLD REPUBLIC INTERNATIONAL CORP .........        538,046
       3,300     ORION CAPITAL CORP ......................        243,375
       7,400     PROGRESSIVE CORP ........................        643,800
      22,200     SAFECO CORP .............................      1,036,462
       2,000     SELECTIVE INSURANCE GROUP, INC ..........         96,875
      12,200     ST. PAUL COS, INC .......................        930,250
      11,700     TRANSAMERICA CORP .......................      1,094,681
       1,900     TRANSATLANTIC HOLDINGS, INC .............        188,575
     113,100     TRAVELERS GROUP, INC ....................      7,132,368
      13,000     TRAVELERS PROPERTY CASUALTY CORP ........        518,375
       7,800    oUICI ....................................        230,100
       1,600     UNITED WISCONSIN SERVICES, INC ..........         53,900
       7,000     UNITRIN, INC ............................        427,000
      19,300     USF&G CORP ..............................        463,200
       2,100    oZURICH REINSURANCE CENTRE
                  HOLDINGS, INC ..........................         82,950
                                                             ------------
                                                               45,729,377
                                                             ------------
                LEISURE TIME--1.24%
       2,900    oACCLAIM ENTERTAINMENT, INC ..............         11,962
       2,300    oANCHOR GAMING CO ........................        109,825
       2,600     ARCTIC CAT, INC .........................         26,975
         600    oARGOSY GAMING CORP ......................          1,950
       4,496    oASCENT ENTERTAINMENT GROUP, INC .........         41,026
       4,700     AUTHENTIC FITNESS CORP ..................         59,337
       1,500    oAUTOTOTE CORP (CLASS A) .................          1,781
         850    oBALLY TOTAL FITNESS HOLDINGS CORP .......          7,862
      12,800    oBOYD GAMING CORP ........................         73,600
      17,500     BRUNSWICK CORP ..........................        546,875
      12,000     CALLAWAY GOLF CO ........................        426,000
         500    oCASINO MAGIC CORP .......................            625
         100    oCHARTWELL LEISURE, INC ..................          1,337
       2,461    oCHRIS CRAFT INDUSTRIES, INC .............        118,743
      17,600    oCIRCUS CIRCUS ENTERPRISES, INC ..........        433,400
       2,600     COACHMEN INDUSTRIES, INC ................         44,525
     119,726     DISNEY (WALT) CO ........................      9,608,011
       2,800    oGALOOB TOYS, INC ........................         52,850
       6,450    oGRAND CASINOS, INC ......................         95,137
       7,700    oGTECH HOLDINGS CORP .....................        248,325
      18,400    oHARRAHS ENTERTAINMENT, INC ..............        331,200
      19,400     HASBRO, INC .............................        550,475
       3,700    oHOLLYWOOD ENTERTAINMENT CORP ............         84,637
       1,000    oHOLLYWOOD PARK, INC .....................         14,625
      19,900     INTERNATIONAL GAME TECHNOLOGY CO ........        353,225
       6,900     JOSTENS, INC ............................        184,575
         800    oJUMBOSPORTS, INC ........................          3,050
       5,500     K2, INC .................................        174,281
       5,000     KIMBALL INTERNATIONAL, INC (CLASS B) ....        201,250
      49,556     MATTEL, INC .............................      1,678,709
      33,000    oMIRAGE RESORT, INC ......................        833,250
       3,000     OUTBOARD MARINE CORP ....................         53,250
       3,250    oPLAYERS INTERNATIONAL, INC ..............          9,750
       3,600    oPRIMADONNA RESORTS, INC .................         69,525
       6,800    oREGAL CINEMAS, INC ......................        224,400
       2,300    oSCIENTIFIC GAMES HOLDINGS CORP ..........         47,437
       3,100     SHOWBOAT, INC ...........................         54,056
       2,000    oSODAK GAMING, INC .......................         29,500
       5,500    oSPEEDWAY MOTORSPORTS, INC ...............        119,625
      10,000    oSPELLING ENTERTAINMENT GROUP, INC .......         68,750
       6,700    oSTATION CASINOS, INC ....................         56,112
       4,200     STRUM, RUGER & CO, INC ..................         82,425
       5,100    oTRUMP HOTEL & CASINO RESORT, INC ........         54,825
       1,450    oWHG RESORTS & CASINO, INC ...............         15,768
       5,800    oWMS INDUSTRIES, INC .....................        145,362
                                                             ------------
                                                               17,350,208
                                                             ------------
                MACHINERY--1.53%
       5,000     AEROQUIP-VICKERS, INC ...................        236,250
      10,200     AGCO CORP ...............................        366,562
       2,200    oAPPLIED POWER, INC (CLASS A) ............        113,575
       4,600     BW/IP HOLDING, INC ......................         93,437
      32,700     CATERPILLAR, INC ........................      3,511,162
       8,400     CINCINNATI MILACRON, INC ................        217,875
       5,300    oCOGNEX CORP .............................        140,450
       7,514    oCOOPER CAMERON CORP .....................        351,279
      15,930     COOPER INDUSTRIES, INC ..................        792,517
      44,000     DEERE & CO ..............................      2,414,500
       6,000     DELTA & PINE LAND CO ....................        213,750
      19,700     DOVER CORP ..............................      1,211,550
      10,500     DURCO INTERNATIONAL, INC ................        307,125
       9,700     FEDERAL SIGNAL CORP .....................        243,712
       2,500    oFMC CORP ................................        198,593
       1,500    oFSI INTERNATIONAL, INC ..................         24,000
       4,100     GATX CORP ...............................        236,775
       7,400     GIDDINGS & LEWIS, INC ...................        154,475
       5,000     GREENFIELD INDUSTRIES, INC ..............        135,000
       8,400     HARNISCHFEGER INDUSTRIES, INC ...........        348,600
       9,000     HARSCO CORP .............................        364,500

                       See notes to financial statements.

      SHARES                                                      VALUE
      ------                                                      -----
                MACHINERY--(CONTINUED)
       6,600     IDEX CORP ...............................    $   217,800
      34,500     ILLINOIS TOOL WORKS, INC ................      1,722,843
      19,000     INGERSOLL-RAND CO .......................      1,173,250
         900    oINTEGRATED PROCESS EQUIPMENT CORP .......         22,781
       2,100    oINTERVOICE, INC .........................         19,293
       7,900     JLG INDUSTRIES, INC .....................        107,637
       4,200     KAYDON CORP .............................        208,425
       5,439     KENNAMETAL, INC .........................        233,877
       8,200     KEYSTONE INTERNATIONAL, INC .............        284,437
       6,348     LUCASVARITY PLC ADR .....................        219,799
       2,200     MANITOWOC, INC ..........................        102,850
       7,200     MASCOTECH, INC ..........................        150,300
       3,800    oMOLTEN METAL TECHNOLOGY, INC ............         19,000
       8,106     NEWPORT NEWS SHIPBUILDING, INC ..........        157,560
       3,300     NORDSON CORP ............................        212,025
       2,400    oNOVELLUS SYSTEMS, INC ...................        207,600
      13,150     PARKER-HANNIFIN CORP ....................        798,040
       3,500    oREXEL, INC ..............................         64,750
       2,900     ROPER INDUSTRIES, INC ...................        150,437
       5,800     STEWART & STEVENSON SERVICES, INC .......        150,800
      10,400     SUNDSTRAND CORP .........................        561,600
       6,700     TECUMSEH PRODUCTS CO (CLASS A) ..........        401,162
       7,700     TELEFLEX, INC ...........................        240,625
      26,550    oTHERMO ELECTRON CORP ....................        912,656
       3,700    oTHERMO FIBERTEK, INC ....................         37,925
      11,812     TIMKEN CO ...............................        420,064
       2,400     TORO CO .................................         90,900
       4,000     TRIMAS CORP .............................        112,500
       9,800     TRINITY INDUSTRIES, INC .................        311,150
       3,700    oULTRATECH STEPPER, INC ..................         84,637
       1,800     WATTS INDUSTRIES, INC (CLASS A) .........         43,200
       7,900     YORK INTERNATIONAL CORP .................        363,400
                                                             ------------
                                                               21,479,010
                                                             ------------
                METALS--ALUMINUM--0.25%
       5,500    oACX TECHNOLOGIES, INC ...................        123,750
       9,000    oALUMAX, INC .............................        341,437
      27,400     ALUMINUM CO OF AMERICA ..................      2,065,275
       8,600    oKAISER ALUMINUN CORP ....................        105,350
      12,400     REYNOLDS METALS CO ......................        883,500
                                                             ------------
                                                                3,519,312
                                                             ------------
                METALS--GOLD--0.22%
      18,600    oAMAX GOLD, INC ..........................        113,925
      44,300     BATTLE MOUNTAIN GOLD CO .................        251,956
       4,500    oCOEUR DALENE MINES CORP .................         58,218
      17,692     FREEPORT-MCMORAN COPPER &
                 GOLD, INC (CLASS A) .....................        517,491
      12,033     FREEPORT-MCMORAN COPPER &
                 GOLD INC, (CLASS B) .....................        374,527
       5,891    oGETCHELL GOLD CORP ......................        206,921
      25,100     HOMESTAKE MINING CO .....................        327,868
       3,800     NEWMONT GOLD CO .........................        151,762
      26,135     NEWMONT MINING CORP .....................      1,019,265
                                                              -----------
                                                                3,021,933
                                                             ------------
                METALS--NON-FERROUS--0.24%
       9,500     ASARCO, INC .............................        290,937
       6,500     BMC INDUSTRIES, INC .....................        222,625
       1,200     BRUSH WELLMAN, INC ......................         25,125
       7,400    oCOLEMAN CO, INC .........................        127,650
      20,100     CYPRUS AMAX MINERALS CO .................        492,450
       4,916     FREEPORT-MCMORAN, INC ...................        141,949
       6,700    oHECLA MINING CO .........................         36,012
      10,900     MAPCO, INC ..............................        343,350
       5,400     MINERALS TECHNOLOGIES, INC ..............        202,500
       3,300    oMUELLER INDUSTRIES, INC .................        144,375
       1,500    oOREGON METALLURICAL CORP ................         42,187
      11,200     PHELPS DODGE CORP .......................        954,100
       5,700     REGAL-BELOIT CORP .......................        149,268
       2,400    oRMI TITANIUM CO .........................         65,400
       4,500    oSTILLWATER MINING CO ....................        100,125
       9,000    oSUNSHINE MINING & REFINING CO ...........          6,187
                                                             ------------
                                                                3,344,240
                                                             ------------
                METALS--STEEL--0.31%
       5,300     AK STEEL HOLDINGS CORP ..................        233,862
      23,425     ALLEGHENY TELEDYNE, INC .................        632,475
      10,300    oARMCO, INC ..............................         39,912
      19,400    oBETHLEHEM STEEL CORP ....................        202,487
       9,200     BIRMINGHAM STEEL CORP ...................        142,600
       2,900     CARPENTER TECHNOLOGY CORP ...............        132,675
       2,100     CLEVELAND CLIFFS, INC ...................         85,575
       8,775     HANNA (M.A.) CO .........................        252,829
       8,500     INLAND STEEL INDUSTRIES, INC ............        222,062
       9,200     J & L SPECIALTY STEEL, INC ..............        110,400
      20,500     LTV CORP ................................        292,125
         200     LUKENS, INC .............................          3,762
      14,500     NUCOR CORP ..............................        819,250
       5,300     OREGON STEEL MILLS, INC .................        105,668
         300     ROUGE STEEL CO (CLASS A) ................          5,062
      17,400    oUNR INDUSTRIES, INC .....................        119,625
      15,000     USX-US STEEL GROUP, INC .................        525,937
       4,600    oWOLVERINE TUBE, INC .....................        128,225
      14,500     WORTHINGTON INDUSTRIES, INC .............        265,531
                                                             ------------
                                                                4,320,062
                                                             ------------
                MISCELLANEOUS MATERIALS &
                 COMMODITIES--0.01%
       1,857     DELTIC TIMBER CORP ......................         54,433
       4,400    oOAKLEY, INC .............................         61,875
       1,500    oZOLTEK COS, INC .........................         57,375
                                                             ------------
                                                                  173,683
                                                             ------------
                OFFICE EQUIPMENT--3.67%
      15,500    oAMDAHL CORP .............................        136,593
      23,300    oAPPLE COMPUTER, INC .....................        332,025
       3,900    oAPPLIED MAGNETICS CORP ..................         88,237
       9,100    oASPECT TELECOMMUNICATIONS CORP ..........        202,475
       2,742    oAST RESEARCH, INC .......................         14,481
      16,900     AVERY DENNISON CORP .....................        678,112
       2,200    oBOISE CASCADE OFFICE PRODUCTS CORP ......         37,400
      49,300    oCOMPAQ COMPUTER CORP ....................      4,893,025
       7,600    oDATA GENERAL CORP .......................        197,600
      24,000    oDELL COMPUTER CORP ......................      2,818,500
      27,300    oDIGITAL EQUIPMENT CORP ..................        967,443
       2,600     FILENET CORP ............................         37,700
       5,000    oGATEWAY 2000, INC .......................        162,187
     147,800     HEWLETT-PACKARD CO ......................      8,276,800
       4,000     HON INDUSTRIES, INC .....................        177,000
      25,300     IKON OFFICE SOLUTIONS, INC ..............        630,918
       1,700    oIN FOCUS SYSTEMS, INC ...................         43,562
     176,800    *INTERNATIONAL BUSINESS
                  MACHINES CORP ..........................     15,945,150
      20,200    oIOMEGA CORP .............................        401,475
       8,900    oKOMAG, INC ..............................        145,737
      11,700    oLEXMARK INTERNATIONAL
                  GROUP (CLASS A) ........................        355,387
       8,400     MILLER (HERMAN), INC ....................        302,400
       6,900    oPAXAR CORP ..............................        130,237
      26,800     PITNEY BOWES, INC .......................      1,862,600

                       See notes to financial statements.

      SHARES                                                        VALUE
      ------                                                        -----
                OFFICE EQUIPMENT--(CONTINUED)
      19,200    oQUANTUM CORP ............................    $   390,000
       4,500    oSCI SYSTEMS, INC ........................        286,875
      44,100    oSEAGATE TECHNOLOGY, INC .................      1,551,768
       8,400    oSEQUENT COMPUTER SYSTEMS, INC ...........        176,925
      32,268    oSILICON GRAPHICS, INC ...................        484,020
       8,000    oSOLECTRON CORP ..........................        560,500
      10,600    oSTORAGE TECHNOLOGY CORP .................        471,700
       4,900    oSTRATUS COMPUTER, INC ...................        245,000
      64,200    oSUN MICROSYSTEMS, INC ...................      2,389,443
      23,100    oTANDEM COMPUTERS, INC ...................        467,775
       6,200    oU.S. OFFICE PRODUCTS CO .................        189,487
      37,500    oUNISYS CORP .............................        285,937
      14,300    oVIKING OFFICE PRODUCTS, INC .............        271,700
       7,900    oWANG LABORATORIES, INC ..................        168,368
      58,400     XEROX CORP ..............................      4,606,300
                                                             ------------
                                                               51,382,842
                                                              -----------
                PAPER--0.65%
       5,500     ALBANY INTERNATIONAL CORP
                 (CLASS A) ...............................        123,750
       9,700     BEMIS, INC ..............................        419,525
       6,200     BOWATER, INC ............................        286,750
       4,200    oBUCKEYE CELLULOSE CORP ..................        141,750
       7,300     CARAUSTAR INDUSTRIES, INC ...............        252,762
       3,800     CHESAPEAKE CORP .........................        128,250
       4,900     CONSOLIDATED PAPERS, INC ................        264,600
         270    oCROWN VANTAGE, INC ......................          2,025
       5,900    oFORT HOWARD CORP ........................        298,687
       6,400     GLATFELTER (P.H.) CO ....................        128,000
      52,248     INTERNATIONAL PAPER CO ..................      2,537,293
      12,700     JAMES RIVER CORP OF VIRGINIA ............        469,900
       5,300    oJEFFERSON SMURFIT CORP ..................         84,800
      12,400     LONGVIEW FIBRE CO .......................        206,150
       9,100     MEAD CORP ...............................        566,475
      10,600     PENTAIR, INC ............................        348,475
       1,900    oSHOREWOOD PACKAGING CORP ................         43,225
      16,930     SONOCO PRODUCTS CO ......................        515,306
      15,600    oSTONE CONTAINER CORP ....................        223,275
      10,200     TEMPLE-INLAND, INC ......................        550,800
      12,000     UNION CAMP CORP .........................        600,000
      16,350     UNISOURCE WORLDWIDE, INC ................        261,600
       7,325     WAUSAU PAPER MILLS CO ...................        138,259
      16,050     WESTVACO CORP ...........................        504,571
                                                             ------------
                                                                9,096,228
                                                             ------------
                PETROLEUM--
                 EXPLORATION & PRODUCTION--0.78%
      15,500     AMERADA HESS CORP .......................        861,218
       8,600     ANADARKO PETROLEUM CORP .................        516,000
      12,800     APACHE CORP .............................        416,000
       6,300    oBARNETT RESOURCES CORP ..................        188,606
       2,300    oBELCO OIL & GAS CORP ....................         49,306
       6,100    oBENTON OIL & GAS CO .....................         91,500
       6,900    oBROWN (TOM), INC ........................        146,625
      21,600     BURLINGTON RESOURCES, INC ...............        953,100
       5,400     CHESAPEAKE ENERGY CORP ..................         52,987
       5,900     DEVON ENERGY CORP .......................        216,825
      11,200     ENRON OIL & GAS CO ......................        203,000
       4,800    oENSERCH EXPLORATION, INC ................         52,500
       5,800    oEVI, INC ................................        243,600
       2,500    oFALCON DRILLING CO, INC .................        144,062
       3,800    oFOREST OIL CORP .........................         55,812
      15,300    oHARKEN ENERGY CORP ......................        107,100
       4,800     KCS ENERGY, INC .........................         97,800
       8,200     KERR-MCGEE CORP .........................        519,675
       5,500     LOUISIANA LAND & EXPLORATION CO .........        314,187
       2,200     MITCHELL ENERGY & DEVELOPMENT
                  CORP (CLASS A) .........................         44,550
       8,200     MURPHY OIL CORP .........................        399,750
      11,000    oNEWFIELD EXPLORATION CO .................        220,000
       7,800     NOBLE AFFILIATES, INC ...................        301,762
       4,300    oNUEVO ENERGY CO .........................        176,300
       2,400    oOCEAN ENERGY, INC .......................        111,000
      19,700    oORYX ENERGY CO ..........................        416,162
       6,000     PARKER & PARSLEY PETROLEUM CO ...........        212,250
       8,900     PENNZOIL CO .............................        683,075
       5,300     POGO PRODUCING CO .......................        205,043
      16,500    oSANTA FE ENERGY RESOURCES, INC ..........        242,343
      11,192    oSEAGULL ENERGY CORP .....................        195,860
       8,800     SNYDER OIL CORP .........................        161,700
       4,500     SOUTHDOWN INC ...........................        196,312
       3,500    oSWIFT ENERGY CO .........................         83,562
       4,025    oTEJAS GAS CORP ..........................        157,981
       2,700    oTRITON ENERGY LTD .......................        123,693
      42,792     UNION PACIFIC RESOURCES GROUP, INC ......      1,064,451
      15,500     UNION TEXAS PETROLEUM HOLDINGS, INC .....        324,531
       5,400    oUNITED MERIDIAN CORP ....................        162,000
       5,100     VINTAGE PETROLEUM, INC ..................        156,825
                                                             ------------
                                                               10,869,053
                                                             ------------
                PETROLEUM--INTEGRATED--4.91%
      86,100     AMOCO CORP ..............................      7,485,318
       9,800     ASHLAND, INC ............................        454,475
      55,700     ATLANTIC RICHFIELD CO ...................      3,926,850
     115,300     CHEVRON CORP ............................      8,524,993
     436,500     EXXON CORP ..............................     26,844,750
       3,200    oFORCENERGY GAS EXPLORATION, INC .........         97,200
     138,100     MOBIL CORP ..............................      9,649,737
      58,900     OCCIDENTAL PETROLEUM CORP ...............      1,476,181
      36,400     PHILLIPS PETROLEUM CO ...................      1,592,500
      12,000     QUAKER STATE OIL REFINING CORP ..........        183,000
      15,100     SUN CO, INC .............................        468,100
      45,600     TEXACO, INC .............................      4,959,000
      44,076     UNOCAL CORP .............................      1,710,699
      49,800     USX-MARATHON GROUP, INC .................      1,437,975
                                                              -----------
                                                               68,810,778
                                                             ------------
                PETROLEUM--SERVICE--1.01%
         900    oATWOOD OCEANICS, INC ....................         60,300
      24,800     BAKER HUGHES, INC .......................        959,450
       5,950    oBJ SERVICES CO ..........................        319,068
         160    oBJ SERVICES CO WTS 04/13/00 .............          4,680
      13,200     CABOT CORP ..............................        374,550
       8,620     CAMCO INTERNATIONAL, INC ................        471,945
       3,000    oCLIFFS DRILLING CO ......................        109,500
       9,900     CROSS TIMBERS OIL CO ....................        190,575
       3,500    oDIAMOND OFFSHORE DRILLING, INC ..........        273,437
      30,200     DRESSER INDUSTRIES, INC .................      1,124,950
      12,225    oENSCO INTERNATIONAL, INC ................        644,868
      14,600     FLUOR CORP ..............................        805,737
       5,300    oGLOBAL INDUSTRIAL TECHNOLOGIES, INC .....        108,650
       6,800    oGLOBAL INDUSTRIES LTD ...................        158,843
      22,800    oGLOBAL MARINE, INC ......................        530,100
      22,036     HALLIBURTON CO ..........................      1,746,353
       5,000     HELMERICH & PAYNE, INC ..................        288,125
       7,000    oMARINE DRILLING CO, INC .................        137,375
         190    oMCMORAN OIL & GAS CO ....................            641
      17,900    oNABORS INDUSTRIES, INC ..................        447,500
       6,400    oNEWPARK RESOURCES, INC ..................        216,000

                       See notes to financial statements.

    SHARES                                                        VALUE
    ------                                                        -----
                PETROLEUM--SERVICE--(CONTINUED)
       4,900    oNL INDUSTRIES, INC ......................    $    71,050
      20,300    oNOBLE DRILLING CORP .....................        458,018
      10,300    oPARKER DRILLING CO ......................        114,587
       8,800    oPRIDE INTERNATIONAL INC .................        211,200
      12,100    oREADING & BATES CORP ....................        323,675
      12,500    oROWAN COS, INC ..........................        352,343
       6,500    oSMITH INTERNATIONAL, INC ................        394,875
       9,500     TIDEWATER, INC ..........................        418,000
      23,247     TOSCO CORP ..............................        695,957
       5,100     TRANSOCEAN OFFSHORE, INC (U.S.) .........        370,387
      11,100    oTUBOSCOPE VETCO INTERNATIONAL CORP ......        220,612
      14,294     ULTRAMAR DIAMOND SHAMROCK CORP ..........        466,341
       2,800    oVARCO INTERNATIONAL, INC ................         90,300
       3,200     VASTAR RESOURCES, INC ...................        112,200
       9,200    oWEATHERFORD ENTERRA, INC ................        354,200
       7,600    oWESTERN ATLAS, INC ......................        556,700
                                                             ------------
                                                               14,183,092
                                                             ------------
                PHOTOGRAPHY--0.36%
      57,800     EASTMAN KODAK CO ........................      4,436,150
       1,900    oPHOTRONICS, INC .........................         90,725
       7,400     POLAROID CORP ...........................        410,700
       1,400    oPRESSTEK, INC ...........................        121,450
                                                             ------------
                                                                5,059,025
                                                             ------------
                PROPERTY--REAL ESTATE--0.20%
       6,900     AVALON PROPERTIES, INC ..................        197,512
      10,400     CRESCENT REAL ESTATE EQUITIES, INC ......        330,200
       1,040    oCRESECENT OPERATING, INC ................         12,480
      14,400     HOSPITALITY PROPERTIES TRUST ............        441,000
       6,250     KIMCO REALTY CORP .......................        198,437
       8,400     PATRIOT AMERICAN HOSPITALITY ............        214,200
      11,200    oRECKSON ASSOCIATES REALTY CORP ..........        257,600
       5,300     REDWOOD TRUST, INC ......................        247,775
       8,400     SECURITY CAPITAL INDUSTRIAL TRUST .......        180,600
      12,500     TAUBMAN CENTERS, INC ....................        165,625
      15,900    oTOLL BROTHERS, INC ......................        292,162
       6,800     WASHINGTON REAL ESTATE
                  INVESTMENT TRUST .......................        120,700
       3,800     WEINGARTEN REALTY INVESTORS, INC ........        160,550
         800    oWELLSFORD REAL PROPERTIES, INC ..........          8,800
                                                             ------------
                                                                2,827,641
                                                             ------------
                PUBLISHING--NEWSPAPER--0.53%
       7,700     BELO (A.H.) CORP SERIES A ...............        320,512
       2,400     CENTRAL NEWSPAPERS, INC (CLASS A) .......        171,900
      13,484    oCOX COMMUNICATIONS, INC
                 (CLASS A) NEW ...........................        323,616
       8,500     DOW JONES & CO, INC .....................        341,593
      24,000     GANNETT CO, INC .........................      2,370,000
      14,400     HOLLINGER INTERNATIONAL, INC ............        161,100
      15,000     KNIGHT-RIDDER, INC ......................        735,937
       3,100     MEDIA GENERAL, INC (CLASS A) ............        124,000
      17,300     NEW YORK TIMES CO (CLASS A) .............        856,350
      12,180     NEWS CORP LTD ADR (LTD-VTG) .............        190,312
      14,400     TIMES MIRROR CO SERIES A ................        795,600
      17,400     TRIBUNE CO ..............................        836,287
       5,300    oVALASSIS COMMUNICATIONS, INC ............        127,200
         200     WASHINGTON POST CO (CLASS B) ............         79,600
                                                             ------------
                                                                7,434,007
                                                             ------------
                PUBLISHING--OTHER--0.66%
       4,400    oAMERICAN BUSINESS INFORMATION, INC ......         95,700
      13,100     AMERICAN GREETINGS CORP (CLASS A) .......        486,337
       4,600     BOWNE & CO, INC .........................        160,425
      18,200     DONNELLEY (R.R.) & SONS CO ..............        666,575
      29,400     DUN & BRADSTREET CORP ...................        771,750
         700    oGIBSON GREETINGS, INC ...................         15,750
       9,500     HARCOURT GENERAL, INC ...................        452,437
       2,700     HOUGHTON MIFFLIN CO .....................        180,225
      33,000    oK-III COMMUNICATIONS CORP ...............        396,000
       1,400     LEE ENTERPRISES, INC ....................         36,925
       5,300   XoMARVEL ENTERTAINMENT GROUP, INC .........         12,587
      17,300     MCGRAW HILL COS, INC ....................      1,017,456
       8,300     MEREDITH CORP ...........................        240,700
      16,400     READER'S DIGEST ASSOCIATION, INC
                 (CLASS A) (NON-VTG) .....................        470,475
       3,300    oSCHOLASTIC CORP .........................        115,500
      82,093     TIME WARNER, INC ........................      3,960,987
       8,700    oWORLD COLOR PRESS, INC ..................        206,625
                                                             ------------
                                                                9,286,454
                                                             ------------
                RAILROAD--0.73%
      27,045     BURLINGTON NORTHERN
                  SANTA FE CORP ..........................      2,430,669
      37,600     CSX CORP ................................      2,086,800
       9,600     ILLINOIS CENTRAL CORP SERIES A ..........        335,400
       5,200     KANSAS CITY SOUTHERN INDUSTRIES, INC ....        335,400
      21,600     NORFOLK SOUTHERN CORP ...................      2,176,200
      36,385     UNION PACIFIC CORP ......................      2,565,142
       9,100    oWISCONSIN CENTRAL TRANSIT CORP ..........        338,975
                                                             ------------
                                                               10,268,586
                                                             ------------
                RESTAURANTS & HOTELS--1.25%
       7,500     APPLE SOUTH, INC ........................        114,375
       6,800    oAPPLEBEES INTERNATIONAL, INC ............        181,900
       9,300    oAZTAR CORP ..............................         65,681
      14,300     BOB EVANS FARMS, INC ....................        242,206
      11,100    oBOSTON CHICKEN, INC .....................        155,400
       4,000    oBRISTOL HOTEL CO ........................        154,000
       5,600    oBUFFETS, INC ............................         47,250
       8,500    oCHOICE HOTELS INTERNATIONAL, INC ........        143,968
       7,600     CKE RESTAURANTS, INC ....................        240,350
      11,000     CRACKER BARREL OLD COUNTRY
                 STORE, INC ..............................        291,500
      30,300     DARDEN RESTAURANTS, INC .................        274,593
      10,200    oEXTENDED STAY AMERICA, INC ..............        160,650
      11,300     FELCOR SUITE HOTELS, INC ................        420,925
       7,800    oFOODMAKER, INC ..........................        127,725
      26,767    oHFS INC .................................      1,552,486
      32,800     HILTON HOTELS CORP ......................        871,250
       1,344    oHOMESTEAD VILLAGE, INC ..................         24,024
         902    oHOMESTEAD VILLAGE, INC WTS 10/29/97 .....          7,667
      29,400    oHOST MARRIOTT CORP ......................        523,687
       1,940    oHOST MARRIOTT SERVICES CORP .............         22,795
      20,100    oITT CORP ................................      1,227,356
      12,150     LA QUINTA INNS, INC .....................        265,781
       5,500    oLANDRYS SEAFOOD RESTAURANTS, INC ........        126,500
       5,200    oLONE STAR STEAKHOUSE & SALOON, INC ......        135,200
       9,500     LUBYS CAFETERIA, INC ....................        189,406
      17,400     MARRIOTT INTERNATIONAL, INC .............      1,067,925
     119,300     MCDONALDS CORP ..........................      5,763,681
       3,300    oMGM GRAND, INC ..........................        122,100
         825     MORRISON FRESH COOKING, INC .............          3,815
       8,600    oOUTBACK STEAKHOUSE, INC .................        208,012
       5,050    oPAPA JOHNS INTERNATIONAL, INC ...........        185,587
       8,100    oPRIME HOSPITALITY CORP ..................        159,975
       9,500    oPROMUS HOTEL CORP .......................        368,125
       2,100    oRAINFOREST CAFE, INC ....................         53,287
       3,100    oRED ROOF INNS, INC ......................         55,800
         800    oRIO HOTEL & CASINO, INC .................         12,050
       2,250    oRUBY TUESDAY, INC .......................         50,484

                       See notes to financial statements.

      SHARES                                                        VALUE
      ------                                                        -----
                RESTAURANTS & HOTELS--(CONTINUED)
      10,900    oRYANS FAMILY STEAK HOUSES, INC ..........    $    93,331
       2,700     SBARRO, INC .............................         74,925
       5,600    oSHONEYS, INC ............................         33,250
      30,400     SYSCO CORP ..............................      1,109,600
      20,900     WENDYS INTERNATIONAL, INC ...............        542,093
                                                              -----------
                                                               17,470,715
                                                             ------------
                RETAIL--FOOD--0.63%
      38,800     ALBERTSONS, INC .........................      1,416,200
      20,200     AMERICAN STORES CO ......................        997,375
      12,152     FLEMING COS, INC ........................        218,736
      45,500     FOOD LION, INC (CLASS B) ................        327,031
      10,200     GIANT FOOD, INC (CLASS A) ...............        332,775
       5,100     GREAT ATLANTIC & PACIFIC TEA CO, INC ....        138,656
       6,000     HANNAFORD BROTHERS, INC .................        213,375
      38,900    oKROGER CO ...............................      1,128,100
       2,612    oQUALITY FOOD CENTERS, INC ...............         99,256
       4,600     RUDDICK CORP ............................         75,900
       9,100    oRYKOFF-SEXTON, INC ......................        212,143
      42,642    oSAFEWAY, INC ............................      1,966,862
      21,700    oSOUTHLAND CORP ..........................         72,559
      13,100    oSTARBUCKS CORP ..........................        510,081
      13,100     SUPERVALU, INC ..........................        451,950
       6,700     VALMONT INDUSTRIES ......................        127,300
      15,700     WINN DIXIE STORES, INC ..................        584,825
                                                             ------------
                                                                8,873,124
                                                             ------------
                RETAIL--GENERAL MERCHANDISE--3.89%
      26,700    oAUTOZONE, INC ...........................        629,118
       5,400    oBARNES & NOBLE, INC .....................        232,200
       7,700    oBED BATH & BEYOND, INC ..................        233,887
       3,900    oBEST BUY, INC ...........................         58,012
       1,200    oBOMBAY, INC .............................          6,000
      12,400    oBORDERS GROUP, INC ......................        299,150
       2,200     BROWN GROUP, INC ........................         41,112
       5,100    oBURLINGTON COAT FACTORY
                 WAREHOUSE CORP ..........................         99,450
       1,300   XoCALDOR CORP .............................          1,868
       5,000    oCARSON PIRIE SCOTT & CO .................        158,750
      11,500     CASEYS GENERAL STORES, INC ..............        247,609
      19,500    oCHARMING SHOPPES, INC ...................        101,765
      16,200     CIRCUIT CITY STORES-CIRCUIT CITY
                 GROUP ...................................        576,112
       9,700     CLAIRES STORES, INC .....................        169,750
       2,600    oCML GROUP, INC ..........................          4,712
      14,437    oCONSOLIDATED STORES CORP ................        501,685
      30,200    oCOSTCO COMPANIES, INC ...................        992,825
      67,259    oCUC INTERNATIONAL, INC ..................      1,736,122
      23,631    oCVS CORP ................................      1,211,088
      37,500     DAYTON HUDSON CORP ......................      1,994,531
       3,600    oDEPARTMENT 56, INC ......................         79,875
      20,400     DILLARDS, INC (CLASS A) .................        706,350
      19,115     DOLLAR GENERAL CORP .....................        716,812
       3,400    oDOLLAR TREE STORES, INC .................        171,275
         300   XoEDISON BROTHERS STORES, INC .............            375
       3,900     ETHAN ALLEN INTERIORS, INC ..............        222,300
       6,900     FAMILY DOLLAR STORES, INC ...............        188,025
      36,213    oFEDERATED DEPARTMENT STORES, INC ........      1,258,401
       9,900     FINGERHUT COS, INC ......................        172,631
       8,369    oFOOTSTAR, INC ...........................        218,640
      14,600    oFURNITURE BRANDS INTERNATIONAL, INC .....        282,875
      36,300     GAP, INC ................................      1,411,162
       1,500    oGLOBAL DIRECTMAIL CORP ..................         39,093
       5,100    oGYMBOREE CORP ...........................        122,400
       1,800    oHANDLEMAN CO ............................         11,475
       1,700    oHECHINGER CO (CLASS A) ..................          3,612
       9,700     HEILIG MEYERS CO ........................        190,362
      87,400     HOME DEPOT, INC .........................      6,025,137
       9,065    oHSN, INC ................................        283,281
         900    oINTELLIGENT ELECTRONICS, INC ............          2,531
       6,300    oJONES APPAREL GROUP, INC ................        300,825
      94,200    oK MART CORP .............................      1,153,950
       8,700    oKOHLS CORP ..............................        460,556
       3,200    oLANDS END, INC ..........................         94,800
      37,592     LIMITED, INC ............................        761,238
       6,900     LONGS DRUG STORES CORP ..................        180,693
      25,200     LOWES COS, INC ..........................        935,550
       4,400    oMAC FRUGALS BARGAINS
                 CLOSE-OUTS, INC .........................        119,900
      45,000     MAY DEPARTMENT STORES CO ................      2,126,250
       3,300    oMENS WAREHOUSE, INC .....................        103,950
       4,700     MERCANTILE STORES CO, INC ...............        295,806
       4,500    oMEYER (FRED), INC .......................        232,593
       4,000    oMICHAELS STORES, INC ....................         84,750
         600    oMICROAGE, INC ...........................         11,025
       1,000    oMOVIE GALLERY, INC ......................          6,375
       3,700    oMSC INDUSTRIAL DIRECT CO (CLASS A) ......        148,462
       1,700    oMUSICLAND STORES CORP ...................          4,568
       4,200    oNEIMAN-MARCUS GROUP, INC ................        110,250
       8,600     NORDSTROM, INC ..........................        421,937
      22,000    oOFFICEMAX, INC ..........................        317,625
       7,396    oPAYLESS SHOESOURCE, INC .................        404,468
      36,805     PENNEY, (J.C.) CO, INC ..................      1,920,760
      10,300     PEP BOYS MANNY, MOE, & JACK CO ..........        350,843
       4,400    oPETCO ANIMAL SUPPLIES, INC ..............        132,000
       2,900   XoPETRIE STORES CORP
                  (LIQUIDATING TRUST) ....................          9,062
      19,800    oPETSMART, INC ...........................        227,700
       9,580     PIER 1 IMPORTS, INC .....................        253,870
       4,450    oPROFFITTS, INC ..........................        195,243
       3,500     REGIS CORP ..............................         82,687
       3,200    oREXALL SUNDOWN, INC .....................        124,800
      19,615     RITE AID CORP ...........................        978,298
       7,900     ROSS STORES, INC ........................        258,231
       7,600     ROUSE CO ................................        224,200
       3,700     RUSS BERRIE & CO, INC ...................         81,168
       2,400    oSAMSONITE CORP ..........................        105,900
      59,800     SEARS ROEBUCK & CO ......................      3,214,250
      17,200    oSERVICE MERCHANDISE, INC ................         51,600
      13,400    oSHOPKO STORES, INC ......................        341,700
      10,800     SOTHEBYS HOLDINGS, INC (CLASS A) ........        182,250
         600    oSPIEGEL, INC (CLASS A) ..................          4,125
      27,250    oSTAPLES, INC ............................        633,562
       4,200    oSTEIN MART, INC .........................        126,000
      10,500     STRIDE RITE CORP ........................        135,187
       6,600     SUNGLASS HUT INTERNATIONAL, INC .........         41,662
       2,500     TALBOTS, INC ............................         85,000
       9,100     TANDY CORP ..............................        509,600
       9,050    oTHE SPORTS AUTHORITY, INC ...............        175,909
       5,000     TIFFANY & CO ............................        230,937
      30,400     TJX COS, INC ............................        801,800
       1,000    oTOPPS, INC ..............................          4,187
      45,301    oTOYS R US, INC ..........................      1,585,535
       4,800    oWABAN, INC ..............................        154,500
     246,800     WAL-MART STORES, INC ....................      8,344,925
      42,700     WALGREEN CO .............................      2,289,787
       2,500    oWEST MARINE, INC ........................         64,375
       3,600    oWILLIAMS-SONOMA, INC ....................        153,900
      23,500    oWOOLWORTH CORP ..........................        564,000
      10,500    oZALE CORP ...............................        208,031
                                                             ------------
                                                               54,525,513
                                                             ------------

                       See notes to financial statements.

      SHARES                                                        VALUE
      ------                                                        -----
                TEXTILE & APPAREL--0.47%
       3,700    oANN TAYLOR STORES CORP ..................    $    72,150
      14,900    oBURLINGTON INDUSTRIES, INC ..............        178,800
         600     CATO CORP (CLASS A) .....................          3,262
       1,600    oCONE MILLS CORP .........................         12,800
      13,300    oFRUIT OF THE LOOM, INC (CLASS A) ........        412,300
       5,200     G & K SERVICES, INC (CLASS A) ...........        193,700
       3,600    oJUST FOR FEET INC .......................         62,775
       5,700     KELLWOOD CO .............................        158,175
      12,100     LIZ CLAIBORNE, INC ......................        564,162
       5,400    oMOHAWK INDUSTRIES, INC ..................        122,850
       8,400    oNAUTICA ENTERPRISES, INC ................        222,075
      22,400     NIKE, INC (CLASS B) .....................      1,307,600
       5,200    oNINE WEST GROUP, INC ....................        198,575
       1,300     PHILLIPS VAN HEUSEN CORP ................         19,500
       7,990    oREEBOK INTERNATIONAL LTD ................        375,030
       7,800     RUSSELL CORP ............................        231,075
       4,800     SPRING INDUSTRIES, INC ..................        253,200
       4,400     ST. JOHN KNITS, INC .....................        237,600
      10,500     UNIFI, INC ..............................        392,437
       9,300     VF CORP .................................        788,175
      10,500     WARNACO GROUP, INC (CLASS A) ............        334,687
       5,300    oWESTPOINT STEVENS, INC ..................        207,362
       9,562     WOLVERINE WORLD WIDE, INC ...............        290,445
                                                             ------------
                                                                6,638,735
                                                             ------------
                TOBACCO--1.69%
      12,900     DIMON, INC ..............................        341,850
      30,500     FORTUNE BRANDS, INC .....................      1,138,031
         800     MAFCO CONSOLIDATED GROUP, INC ...........         26,800
     427,700     PHILIP MORRIS COS, INC ..................     18,979,187
      58,483     RJR NABISCO HOLDINGS CORP ...............      1,929,939
       3,860     SCHWEITZER-MAUDUIT
                  INTERNATIONAL, INC .....................        144,750
       7,800     UNIVERSAL CORP ..........................        247,650
      33,200     UST, INC ................................        921,300
                                                             ------------
                                                               23,729,507
                                                             ------------
                TRUCKERS & SHIPPING--0.18%
       5,200    oAMERICAN FREIGHTWAYS CORP ...............         81,250
       5,800     APL LTD .................................        181,250
       3,000     ARNOLD INDUSTRIES, INC ..................         51,000
       4,200     CALIBER SYSTEM, INC .....................        156,450
       6,900     CNF TRANSPORTATION, INC .................        222,525
       3,450    oCONSOLIDATED FREIGHTWAYS CORP ...........         56,493
       3,410    oHALTER MARINE GROUP, INC ................         81,840
       3,300    oHEARTLAND EXPRESS, INC ..................         77,550
       6,200     HUNT (J.B.) TRANSPORT SERVICES, INC .....         92,225
         800    oLANDSTAR SYSTEM, INC ....................         22,500
         200    oM.S. CARRIERS, INC ......................          5,025
       6,200    oOMI, INC ................................         59,287
       1,600     OVERSEAS SHIPHOLDING GROUP, INC .........         31,400
       4,000     PITTSTON BURLINGTON GROUP CO ............        112,500
         700     ROADWAY EXPRESS, INC ....................         16,362
      13,600     ROLLINS TRUCK LEASING CORP ..............        202,300
      14,300     RYDER SYSTEM, INC .......................        471,900
       5,300     SWIFT TRANSPORTATION CO, INC ............        156,350
       6,400     USFREIGHTWAYS CORP ......................        165,600
       7,700     WERNER ENTERPRISES, INC .................        149,187
       2,200     XTRA CORP ...............................         96,662
       3,700    oYELLOW CORP .............................         82,787
                                                             ------------
                                                                2,572,443
                                                             ------------
                UTILITIES--ELECTRIC--3.24%
       8,400    oAES CORP ................................        594,300
      21,200     ALLEGHENY POWER SYSTEMS, INC ............        565,775
      31,100     AMERICAN ELECTRIC POWER CO, INC .........      1,306,200
      16,100     ATLANTIC ENERGY, INC ....................        270,681
      25,500     BALTIMORE GAS & ELECTRIC CO .............        680,531
       9,900     BOSTON EDISON CO ........................        261,112
      23,400     CAROLINA POWER & LIGHT CO ...............        839,475
      31,200     CENTERIOR ENERGY CORP ...................        349,050
      34,200     CENTRAL & SOUTH WEST CORP ...............        726,750
       4,900     CENTRAL HUDSON GAS & ELECTRIC CORP ......        168,743
       7,100    oCENTRAL LOUISIANA ELECTRIC, INC .........        199,687
       8,500     CENTRAL MAINE POWER CO ..................        105,187
       1,900     CILCORP, INC ............................         78,256
      25,523     CINERGY CORP ............................        888,519
       5,700     CIPSCO, INC .............................        208,406
      29,280    oCITIZENS UTILITIES CO (CLASS B) .........        234,240
      13,600     CMS ENERGY CORP .........................        479,400
       5,700     COMMONWEALTH ENERGY SYSTEM CO ...........        136,443
      39,800     CONSOLIDATED EDISON CO OF
                  NEW YORK, INC ..........................      1,171,612
      15,700     DELMARVA POWER & LIGHT CO ...............        299,281
      31,400     DOMINION RESOURCES, INC .................      1,150,025
      16,600     DPL, INC ................................        408,775
      12,600     DQE, INC ................................        355,950
      25,300     DTE ENERGY CO ...........................        698,912
      61,070     DUKE ENERGY CORP ........................      2,927,543
       3,300     EASTERN UTILITIES ASSOCIATION CO ........         60,225
      68,800     EDISON INTERNATIONAL CO .................      1,711,400
      16,600     ENOVA CORP ..............................        399,437
      39,200     ENTERGY CORP ............................      1,073,100
      16,400     FLORIDA PROGRESS CORP ...................        513,525
      28,200     FPL GROUP, INC ..........................      1,298,962
      20,000     GPU, INC ................................        717,500
       5,800     HAWAIIAN ELECTRIC INDUSTRIES, INC .......        224,025
      30,400     HOUSTON INDUSTRIES, INC .................        651,700
       7,400     IDAHO POWER CO ..........................        232,175
       6,500     IES INDUSTRIES, INC .....................        191,750
      14,500     ILLINOVA CORP ...........................        319,000
      10,700     IPALCO ENTERPRISES, INC .................        334,375
       8,900     KANSAS CITY POWER & LIGHT CO ............        254,206
       6,200     KU ENERGY CORP ..........................        211,575
      19,300     LONG ISLAND LIGHTING CO .................        443,900
      12,400     LOUISVILLE GAS & ELECTRIC
                  ENERGY CORP ............................        273,575
       6,500     MDU RESOURCES GROUP, INC ................        156,000
      23,200     MIDAMERICAN ENERGY HOLDINGS CO ..........        401,650
       6,900     MINNESOTA POWER & LIGHT CO ..............        209,587
      12,900     MONTANA POWER CO ........................        299,118
      14,100     NEVADA POWER CO .........................        299,625
      11,100     NEW ENGLAND ELECTRIC SYSTEMS CO .........        410,700
      14,500     NEW YORK STATE ELECTRIC & GAS CORP ......        302,687
      33,000    oNIAGARA MOHAWK POWER CORP ...............        282,562
       8,600     NIPSCO INDUSTRIES, INC ..................        355,287
      27,800     NORTHEAST UTILITIES CO ..................        265,837
      11,300     NORTHERN STATES POWER CO ................        584,775
       7,400     OGE ENERGY CORP .........................        336,700
      24,900     OHIO EDISON CO ..........................        543,131
       5,300     ORANGE & ROCKLAND UTILITY, INC ..........        178,212
      50,100     PACIFICORP ..............................      1,102,200
      40,700     PECO ENERGY CO ..........................        854,700

                       See notes to financial statements.

      SHARES                                                        VALUE
      ------                                                        -----
                UTILITIES--ELECTRIC--(CONTINUED)
      69,500     PG&E CORP ...............................    $ 1,685,375
      13,200     PINNACLE WEST CAPITAL CORP ..............        396,825
       7,400     PORTLAND GENERAL CORP ...................        293,687
      20,600     POTOMAC ELECTRIC POWER CO ...............        476,375
      29,000     PP&L RESOURCES, INC .....................        578,187
      10,800     PUBLIC SERVICE CO OF COLORADO ...........        448,200
      12,800     PUBLIC SERVICE CO OF NEW MEXICO .........        228,800
      39,200     PUBLIC SERVICE ENTERPRISE GROUP, INC ....        980,000
      19,040     PUGET SOUND ENERGY, INC .................        504,560
      11,700     ROCHESTER GAS & ELECTRIC CORP ...........        246,431
      17,900     SCANA CORP ..............................        444,143
      10,100     SIERRA PACIFIC RESOURCES ................        323,200
     114,600     SOUTHERN CO .............................      2,506,875
       6,200     SOUTHWESTERN PUBLIC SERVICE CO ..........        243,737
      17,800     TECO ENERGY, INC ........................        455,012
      37,500     TEXAS UTILITIES CO ......................      1,291,406
       4,940    oTUCSON ELECTRIC POWER CO ................         71,630
      38,300     UNICOM CORP .............................        852,175
      16,700     UNION ELECTRIC CO .......................        629,381
       1,500     UNITED ILLUMINATING CO ..................         46,312
       6,500     UNITED WATER RESOURCES, INC .............        125,937
      10,864     UTILICORP UNITED, INC ...................        316,414
      17,600     WASHINGTON WATER POWER CO ...............        345,400
      10,800     WESTERN RESOURCES, INC ..................        350,325
      20,200     WISCONSIN ENERGY CORP ...................        502,475
      11,000     WPL HOLDINGS, INC .......................        307,312
       7,800     WPS RESOURCES CORP ......................        208,650
                                                             ------------
                                                               45,456,878
                                                             ------------
                UTILITIES--GAS & PIPELINE--1.10%
      10,800     AGL RESOURCES, INC ......................        222,750
      13,500    oAMERICAN STANDARD COS, INC ..............        604,125
      12,100     AMERICAN WATER WORKS CO, INC ............        258,637
       5,900    oBLACK BOX CORP ..........................        237,475
       8,900     BROOKLYN UNION GAS CO ...................        254,762
       1,400     CABOT OIL & GAS CORP (CLASS A) ..........         24,675
       8,100    oCALENERGY, INC ..........................        307,800
      16,800     COASTAL CORP ............................        893,550
       8,600     COLUMBIA GAS SYSTEMS, INC ...............        561,150
      15,500     CONSOLIDATED NATURAL GAS CO .............        834,093
       6,400     EASTERN ENTERPRISES CO ..................        222,000
       8,348     EL PASO NATURAL GAS CO ..................        459,140
      36,500     ENRON CORP ..............................      1,489,656
      13,700     ENSERCH CORP ............................        304,825
       7,700     EQUITABLE RESOURCES, INC ................        218,487
       7,500     INDIANA ENERGY, INC .....................        183,281
       4,800    oIONICS, INC .............................        218,400
       4,100     KN ENERGY, INC ..........................        172,712
      11,400     MCN ENERGY GROUP, INC ...................        349,125
       6,400     NATIONAL FUEL GAS CO ....................        268,400
       4,400     NEW JERSEY RESOURCES CORP ...............        138,050
      30,200     NGC CORP ................................        466,212
       8,100     NICOR, INC ..............................        290,587
      18,411     NORAM ENERGY CORP .......................        280,767
       8,500     NORTHWEST NATURAL GAS CO ................        222,593
       5,929     ONEOK, INC ..............................        190,839
      12,400     PACIFIC ENTERPRISES, INC ................        416,950
       6,300     PEOPLES ENERGY CORP .....................        235,856
       8,081     PIEDMONT NATURAL GAS CO, INC ............        207,580
       4,200    oPRIMARK CORP ............................        111,825
       6,400     QUESTAR CORP ............................        258,400
      13,800     SONAT, INC ..............................        707,250
       5,800     SOUTHWEST GAS CORP ......................        115,275
       1,300     SOUTHWESTERN ENERGY CO ..................         16,900
      30,230     TENNECO, INC ............................      1,366,018
       3,800    oTRIARC COS, INC .........................         77,425
       7,610     UGI CORP ................................        168,371
       7,700     VALERO ENERGY CORP ......................        279,125
      10,800     WASHINGTON GAS LIGHT CO .................        271,350
       3,300     WESTERN GAS RESOURCES, INC ..............         64,350
       6,400     WICOR, INC ..............................        249,200
      27,067     WILLIAMS COS, INC .......................      1,184,181
                                                            -------------
                                                               15,404,147
                                                            -------------
                UTILITIES--OTHER--0.01%
       3,400    oBILLING INFORMATION CONCEPTS CORP .......        118,575
                                                            -------------
                UTILITIES--TELEPHONE--5.29%
       2,400    oADTRAN, INC .............................         59,400
       9,500     ALIANT COMMUNICATIONS, INC ..............        185,250
      32,900     ALLTEL CORP .............................      1,100,093
       3,700    oAMERICAN MOBILE SATELLITE CORP ..........         37,925
      95,700     AMERITECH CORP ..........................      6,501,618
     284,400     AT & T CORP .............................      9,971,775
      76,500     BELL ATLANTIC CORP ......................      5,804,437
     173,600     BELLSOUTH CORP ..........................      8,050,700
       4,600    oC-TEC CORP ..............................        160,425
      24,100     CINCINNATI BELL, INC ....................        759,150
      29,200     FRONTIER CORP ...........................        582,175
      10,287    oGLENAYRE TECHNOLOGIES, INC ..............        168,449
     167,100     GTE CORP ................................      7,331,512
     121,380     MCI COMMUNICATIONS CORP .................      4,646,578
      10,100    oMOBILE TELECOMMUNICATIONS
                  TECHNOLOGIES CORP ......................        144,556
       4,200   XoMOBILEMEDIA CORP ........................          1,176
      29,000    oNEXTEL COMMUNICATIONS, INC (CLASS A) ....        549,187
      76,200     NYNEX CORP ..............................      4,391,025
     158,713     SBC COMMUNICATIONS, INC .................      9,820,366
      13,000     SOUTHERN NEW ENGLAND
                  TELECOMMUNICATIONS CORP ................        505,375
      75,800     SPRINT CORP .............................      3,988,975
      12,464     TELEPHONE & DATA SYSTEMS, INC ...........        472,853
       3,400    oU.S. LONG DISTANCE CORP .................         58,650
      83,200     U.S. WEST COMMUNICATIONS GROUP, INC .....      3,135,600
      98,100    oU.S. WEST MEDIA GROUP, INC ..............      1,986,525
     115,841    oWORLDCOM, INC ...........................      3,706,912
                                                            -------------
                                                               74,120,687
                                                            -------------
              TOTAL COMMON STOCK
               (COST $1,070,624,133) .....................  1,390,402,747
                                                            -------------
  PRINCIPAL
  ---------
               SHORT TERM INVESTMENTS--1.03%
                U.S. GOVERNMENT & AGENCIES--1.03%
                   FEDERAL FARM CREDIT BANKS
$ 1,200,000        5.400%,  07/07/97 .....................      1,198,728
                 * FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION
 13,450,000         5.460%,  09/08/97 ....................     13,307,467
                                                            -------------
                                                               14,506,195
                                                            -------------
              TOTAL SHORT TERM INVESTMENTS
               (COST $14,508,166)                              14,506,195
                   ROUNDING ..............................            384
                                                            -------------
              TOTAL PORTFOLIO
               (COST $1,085,264,241) ..................... $1,405,079,848
                                                           ==============
---------------
o Non-income producing
x In bankruptcy
* All or a portion of this security has been segregated by the custodian to cover margin or other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

       STATEMENT OF INVESTMENTS--INFLATION-LINKED BOND ACCOUNT (UNAUDITED)
                                  JUNE 30, 1997

                               SUMMARY BY INDUSTRY

                                                   VALUE              %
                                                  -------          -------
BONDS
 CORPORATE BONDS
  BANKS ...................................    $ 2,397,807           3.28%
                                             -------------           ----
 TOTAL CORPORATE BONDS
  (COST $2,446,225) .......................      2,397,807           3.28
                                             -------------           ----
 GOVERNMENT BONDS
  U.S. TREASURY SECURITIES ................     65,147,368          89.10
                                             -------------           ----
 TOTAL GOVERNMENT BONDS
  (COST $65,256,449) ......................     65,147,368          89.10
                                             -------------           ----
TOTAL BONDS
 (COST $67,702,674) .......................     67,545,175          92.38
                                             -------------           ----
SHORT TERM INVESTMENTS
  COMMERCIAL PAPER.........................      4,399,168           6.02
                                             -------------           ----
TOTAL SHORT TERM INVESTMENTS
 (COST $4,400,000) ........................      4,399,168           6.02
                                             -------------           ----
   ROUNDING ...............................              2           0.00
                                             -------------           ----
TOTAL PORTFOLIO
 (COST $72,102,674) .......................     71,944,345          98.40
                                             -------------           ----
   OTHER ASSETS & OTHER LIABILITIES, NET ..      1,171,025           1.60
                                             -------------           ----
NET ASSETS ................................    $73,115,370         100.00%
                                             =============         ======

   PRINCIPAL                                              VALUE
   ---------                                              -----
              BONDS--92.38%
               CORPORATE BONDS--3.28%
                BANKS--3.28%
                 J.P. MORGAN INFLATION INDEXED
$2,500,000         6.641%,  02/15/12 .............   $ 2,397,807
                                                     -----------
               TOTAL CORPORATE BONDS
                (COST $2,446,225) ................     2,397,807
                                                     -----------
               GOVERNMENT BONDS--89.10%
                U.S. TREASURY SECURITIES--89.10%
                 U.S. TREASURY INFLATION INDEXED
66,732,260         3.375%,  01/15/07..............    65,147,368
                                                     -----------
               TOTAL GOVERNMENT BONDS
                (COST $65,256,449) ...............    65,147,368
                                                      ----------
              TOTAL BONDS
               (COST $67,702,674) ................    67,545,175
                                                      ----------
              SHORT TERM INVESTMENTS--6.02%
               COMMERCIAL PAPER--6.02%
                 FEDERAL EXPRESS CORP
 1,900,000         6.600%,  07/01/97..............     1,899,641
                 RYDER SYSTEMS, INC
 2,500,000         6.350%,  07/01/97..............     2,499,527
                                                      ----------
                                                       4,399,168
                                                      ----------
              TOTAL SHORT TERM INVESTMENTS
               (COST $4,400,000) .................     4,399,168
                                                      ----------
                  ROUNDING .......................             2
                                                      ----------
              TOTAL PORTFOLIO
               (COST $72,102,674) .................  $71,944,345
                                                     ===========

                       See notes to financial statements.

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CREF      |    COLLEGE RETIREMENT EQUITIES TRUST
          |    730 THIRD AVENUE
          |    NEW YORK, NY  10017-3206
          |    212/490-9000

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